Nationwide Destination 2025 Fund - January 31, 2021 (Unaudited) - Statement of Investments - 1
Investment Companies 87.9%
Shares Value ($)
Alternative Assets 4.3%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,268,805 13,195,572
Total Alternative Assets
(cost $12,837,882) 13,195,572
Equity Funds 47.5%
Nationwide International Index
Fund, Class R6(a) 4,813,734 40,435,365
Nationwide Mid Cap Market
Index Fund, Class R6(a) 536,333 9,321,469
Nationwide Multi-Cap Portfolio,
Class R6(a) 7,927,166 92,747,838
Nationwide Small Cap Index
Fund, Class R6(a) 408,627 5,132,350
Total Equity Funds
(cost $124,069,653) 147,637,022
Fixed Income Funds 36.1%
Nationwide Bond Index Fund,
Class R6(a) 6,659,995 77,988,538
Nationwide Core Plus Bond
Fund, Class R6(a) 2,294,566 24,643,634
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 862,857 9,560,455
Total Fixed Income Funds
(cost $106,181,626) 112,192,627
Total Investment Companies
(cost $243,089,161) 273,025,221
Exchange-Traded Funds 6.6%
Shares Value ($)
Equity Fund 3.9%
iShares Core MSCI Emerging
Markets ETF 190,401 12,153,296
Fixed Income Fund 2.7%
iShares 20+ Year Treasury Bond
ETF 53,806 8,178,512
Total Exchange-Traded Funds
(cost $17,200,401) 20,331,808
Investment Contract 5.5%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 17,229,389 17,229,389
Total Investment Contract
(cost $17,229,389) 17,229,389
Total Investments
(cost $277,518,951) — 100.0% 310,586,418
Liabilities in excess of other assets — 0.0%
†
(71,651)
NET ASSETS — 100.0% $ 310,514,767
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

2 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Destination 2025 Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 20,331,808 $ – $ – $ 20,331,808
Investment Companies 273,025,221 – – 273,025,221
Investment Contract – – 17,229,389 17,229,389
Total $ 293,357,029 $ – $ 17,229,389 $ 310,586,418
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Destination 2025 Fund - January 31, 2021 (Unaudited) - Statement of Investments - 3
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2020 $ 15,130,744 $ 15,130,744
Purchases
*
2,717,979 2,717,979
Sales (619,334) (619,334)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of January 31, 2021 $ 17,229,389 $ 17,229,389
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transf erred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Destination 2030 Fund
Investment Companies 91.2%
Shares Value ($)
Alternative Assets 3.0%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 967,252 10,059,417
Total Alternative Assets
(cost $9,854,291) 10,059,417
Equity Funds 59.3%
Nationwide International Index
Fund, Class R6(a) 6,667,685 56,008,557
Nationwide Mid Cap Market
Index Fund, Class R6(a) 821,403 14,275,986
Nationwide Multi-Cap Portfolio,
Class R6(a) 10,147,256 118,722,894
Nationwide Small Cap Index
Fund, Class R6(a) 608,619 7,644,254
Total Equity Funds
(cost $169,054,408) 196,651,691
Fixed Income Funds 28.9%
Nationwide Bond Index Fund,
Class R6(a) 5,951,476 69,691,779
Nationwide Core Plus Bond
Fund, Class R6(a) 2,059,608 22,120,186
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 381,414 4,226,066
Total Fixed Income Funds
(cost $90,904,459) 96,038,031
Total Investment Companies
(cost $269,813,158) 302,749,139
Exchange-Traded Funds 6.9%
Shares Value ($)
Equity Fund 5.4%
iShares Core MSCI Emerging
Markets ETF 278,058 17,748,442
Fixed Income Fund 1.5%
iShares 20+ Year Treasury Bond
ETF 33,715 5,124,680
Total Exchange-Traded Funds
(cost $19,375,501) 22,873,122
Investment Contract 1.9%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 6,162,753 6,162,753
Total Investment Contract
(cost $6,162,753) 6,162,753
Total Investments
(cost $295,351,412) — 100.0% 331,785,014
Liabilities in excess of other assets — 0.0%
†
(151,349)
NET ASSETS — 100.0% $ 331,633,665
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

Nationwide Destination 2030 Fund - January 31, 2021 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 22,873,122 $ – $ – $ 22,873,122
Investment Companies 302,749,139 – – 302,749,139
Investment Contract – – 6,162,753 6,162,753
Total $ 325,622,261 $ – $ 6,162,753 $ 331,785,014
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

6 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Destination 2030 Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2020 $ 5,342,520 $ 5,342,520
Purchases
*
1,027,962 1,027,962
Sales (207,729) (207,729)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of January 31, 2021 $ 6,162,753 $ 6,162,753
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance
Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2035 Fund - January 31, 2021 (Unaudited) - Statement of Investments - 7
Investment Companies 90.3%
Shares Value ($)
Alternative Assets 2.6%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 705,764 7,339,945
Total Alternative Assets
(cost $7,268,270) 7,339,945
Equity Funds 69.5%
Nationwide International Index
Fund, Class R6(a) 6,588,341 55,342,063
Nationwide Mid Cap Market
Index Fund, Class R6(a) 879,712 15,289,397
Nationwide Multi-Cap Portfolio,
Class R6(a) 10,171,706 119,008,964
Nationwide Small Cap Index
Fund, Class R6(a) 630,520 7,919,328
Total Equity Funds
(cost $171,808,023) 197,559,752
Fixed Income Funds 18.2%
Nationwide Bond Index Fund,
Class R6(a) 3,396,122 39,768,589
Nationwide Core Plus Bond
Fund, Class R6(a) 1,051,869 11,297,070
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 63,661 705,368
Total Fixed Income Funds
(cost $49,554,227) 51,771,027
Total Investment Companies
(cost $228,630,520) 256,670,724
Exchange-Traded Funds 8.8%
Shares Value ($)
Equity Fund 7.0%
iShares Core MSCI Emerging
Markets ETF 310,636 19,827,896
Fixed Income Fund 1.8%
iShares 20+ Year Treasury Bond
ETF 33,825 5,141,400
Total Exchange-Traded Funds
(cost $20,969,287) 24,969,296
Investment Contract 0.9%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 2,605,349 2,605,349
Total Investment Contract
(cost $2,605,349) 2,605,349
Total Investments
(cost $252,205,156) — 100.0% 284,245,369
Liabilities in excess of other assets — 0.0%
†
(86,511)
NET ASSETS — 100.0% $ 284,158,858
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

8 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Destination 2035 Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 24,969,296 $ – $ – $ 24,969,296
Investment Companies 256,670,724 – – 256,670,724
Investment Contract – – 2,605,349 2,605,349
Total $ 281,640,020 $ – $ 2,605,349 $ 284,245,369
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Destination 2035 Fund - January 31, 2021 (Unaudited) - Statement of Investments - 9
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2020 $ 2,355,998 $ 2,355,998
Purchases
*
331,745 331,745
Sales (82,394) (82,394)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of January 31, 2021 $ 2,605,349 $ 2,605,349
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Destination 2040 Fund
Investment Companies 89.9%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 182,159 1,894,453
Total Alternative Assets
(cost $1,809,196) 1,894,453
Equity Funds 76.4%
Nationwide International Index
Fund, Class R6(a) 5,752,593 48,321,783
Nationwide Mid Cap Market
Index Fund, Class R6(a) 916,068 15,921,267
Nationwide Multi-Cap Portfolio,
Class R6(a) 9,551,118 111,748,080
Nationwide Small Cap Index
Fund, Class R6(a) 553,701 6,954,489
Total Equity Funds
(cost $159,763,320) 182,945,619
Fixed Income Funds 12.7%
Nationwide Bond Index Fund,
Class R6(a) 1,975,330 23,131,112
Nationwide Core Plus Bond
Fund, Class R6(a) 679,834 7,301,416
Total Fixed Income Funds
(cost $29,052,023) 30,432,528
Total Investment Companies
(cost $190,624,539) 215,272,600
Exchange-Traded Funds 9.5%
Equity Fund 7.7%
iShares Core MSCI Emerging
Markets ETF 286,601 18,293,742
Exchange-Traded Funds
Shares Value ($)
Fixed Income Fund 1.8%
iShares 20+ Year Treasury Bond
ETF 29,039 4,413,928
Total Exchange-Traded Funds
(cost $19,172,944) 22,707,670
Investment Contract 0.6%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 1,387,611 1,387,611
Total Investment Contract
(cost $1,387,611) 1,387,611
Total Investments
(cost $211,185,094) — 100.0% 239,367,881
Liabilities in excess of other assets — 0.0%
†
(72,633)
NET ASSETS — 100.0% $ 239,295,248
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

Nationwide Destination 2040 Fund - January 31, 2021 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 22,707,670 $ – $ – $ 22,707,670
Investment Companies 215,272,600 – – 215,272,600
Investment Contract – – 1,387,611 1,387,611
Total $ 237,980,270 $ – $ 1,387,611 $ 239,367,881
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

12 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Destination 2040 Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2020 $ 1,283,562 $ 1,283,562
Purchases
*
169,788 169,788
Sales (65,739) (65,739)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of January 31, 2021 $ 1,387,611 $ 1,387,611
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance
Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2045 Fund - January 31, 2021 (Unaudited) - Statement of Investments - 13
Investment Companies 90.5%
Shares Value ($)
Alternative Assets 0.1%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 13,633 141,780
Total Alternative Assets
(cost $143,555) 141,780
Equity Funds 80.6%
Nationwide International Index
Fund, Class R6(a) 5,041,063 42,344,930
Nationwide Mid Cap Market
Index Fund, Class R6(a) 805,613 14,001,546
Nationwide Multi-Cap Portfolio,
Class R6(a) 8,557,338 100,120,852
Nationwide Small Cap Index
Fund, Class R6(a) 496,431 6,235,174
Total Equity Funds
(cost $142,209,583) 162,702,502
Fixed Income Funds 9.8%
Nationwide Bond Index Fund,
Class R6(a) 1,297,774 15,196,935
Nationwide Core Plus Bond
Fund, Class R6(a) 430,225 4,620,620
Total Fixed Income Funds
(cost $18,959,377) 19,817,555
Total Investment Companies
(cost $161,312,515) 182,661,837
Exchange-Traded Funds 9.5%
Equity Fund 7.7%
iShares Core MSCI Emerging
Markets ETF 242,806 15,498,307
Exchange-Traded Funds
Shares Value ($)
Fixed Income Fund 1.8%
iShares 20+ Year Treasury Bond
ETF 24,602 3,739,504
Total Exchange-Traded Funds
(cost $16,301,516) 19,237,811
Investment Contract 0.1%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 218,539 218,539
Total Investment Contract
(cost $218,539) 218,539
Total Investments
(cost $177,832,570) — 100.1% 202,118,187
Liabilities in excess of other assets — (0.1)% (131,857)
NET ASSETS — 100.0% $ 201,986,330
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

14 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Destination 2045 Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 19,237,811 $ – $ – $ 19,237,811
Investment Companies 182,661,837 – – 182,661,837
Investment Contract – – 218,539 218,539
Total $ 201,899,648 $ – $ 218,539 $ 202,118,187
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Destination 2045 Fund - January 31, 2021 (Unaudited) - Statement of Investments - 15
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2020 $ 162,387 $ 162,387
Purchases
*
60,323 60,323
Sales (4,171) (4,171)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of January 31, 2021 $ 218,539 $ 218,539
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance
Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Destination 2050 Fund
Investment Companies 90.1%
Shares Value ($)
Equity Funds 82.6%
Nationwide International Index
Fund, Class R6(a) 4,271,104 35,877,275
Nationwide Mid Cap Market
Index Fund, Class R6(a) 738,477 12,834,726
Nationwide Multi-Cap Portfolio,
Class R6(a) 7,304,593 85,463,734
Nationwide Small Cap Index
Fund, Class R6(a) 424,623 5,333,269
Total Equity Funds
(cost $122,180,885) 139,509,004
Fixed Income Funds 7.5%
Nationwide Bond Index Fund,
Class R6(a) 898,401 10,520,281
Nationwide Core Plus Bond
Fund, Class R6(a) 208,257 2,236,677
Total Fixed Income Funds
(cost $12,200,252) 12,756,958
Total Investment Companies
(cost $134,381,137) 152,265,962
Exchange-Traded Funds 9.9%
Shares Value ($)
Equity Fund 8.0%
iShares Core MSCI Emerging
Markets ETF 211,676 13,511,279
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF 21,160 3,216,320
Total Exchange-Traded Funds
(cost $14,093,927) 16,727,599
Total Investments
(cost $148,475,064) — 100.0% 168,993,561
Liabilities in excess of other assets — 0.0%
†
(81,948)
NET ASSETS — 100.0% $ 168,911,613
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2050 Fund - January 31, 2021 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 16,727,599 $ – $ – $ 16,727,599
Investment Companies 152,265,962 – – 152,265,962
Total $ 168,993,561 $ – $ – $ 168,993,561
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Destination 2055 Fund
Investment Companies 90.7%
Shares Value ($)
Equity Funds 83.8%
Nationwide International Index
Fund, Class R6(a) 2,511,228 21,094,313
Nationwide Mid Cap Market
Index Fund, Class R6(a) 459,937 7,993,702
Nationwide Multi-Cap Portfolio,
Class R6(a) 4,334,306 50,711,376
Nationwide Small Cap Index
Fund, Class R6(a) 264,409 3,320,972
Total Equity Funds
(cost $72,972,121) 83,120,363
Fixed Income Funds 6.9%
Nationwide Bond Index Fund,
Class R6(a) 499,190 5,845,520
Nationwide Core Plus Bond
Fund, Class R6(a) 94,167 1,011,350
Total Fixed Income Funds
(cost $6,519,281) 6,856,870
Total Investment Companies
(cost $79,491,402) 89,977,233
Exchange-Traded Funds 9.3%
Shares Value ($)
Equity Fund 8.1%
iShares Core MSCI Emerging
Markets ETF 125,183 7,990,431
Fixed Income Fund 1.2%
iShares 20+ Year Treasury Bond
ETF 8,046 1,222,992
Total Exchange-Traded Funds
(cost $7,678,275) 9,213,423
Total Investments
(cost $87,169,677) — 100.0% 99,190,656
Liabilities in excess of other assets — 0.0%
†
(38,813)
NET ASSETS — 100.0% $ 99,151,843
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2055 Fund - January 31, 2021 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 9,213,423 $ – $ – $ 9,213,423
Investment Companies 89,977,233 – – 89,977,233
Total $ 99,190,656 $ – $ – $ 99,190,656
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Destination 2060 Fund
Investment Companies 90.9%
Shares Value ($)
Equity Funds 84.7%
Nationwide International Index
Fund, Class R6(a) 1,019,978 8,567,812
Nationwide Mid Cap Market
Index Fund, Class R6(a) 188,955 3,284,043
Nationwide Multi-Cap Portfolio,
Class R6(a) 1,777,435 20,795,995
Nationwide Small Cap Index
Fund, Class R6(a) 109,549 1,375,932
Total Equity Funds
(cost $30,164,730) 34,023,782
Fixed Income Funds 6.2%
Nationwide Bond Index Fund,
Class R6(a) 178,804 2,093,796
Nationwide Core Plus Bond
Fund, Class R6(a) 36,816 395,407
Total Fixed Income Funds
(cost $2,392,428) 2,489,203
Total Investment Companies
(cost $32,557,158) 36,512,985
Exchange-Traded Funds 9.0%
Shares Value ($)
Equity Fund 8.1%
iShares Core MSCI Emerging
Markets ETF 51,122 3,263,117
Fixed Income Fund 0.9%
iShares 20+ Year Treasury Bond
ETF 2,482 377,264
Total Exchange-Traded Funds
(cost $2,965,784) 3,640,381
Total Investments
(cost $35,522,942) — 99.9% 40,153,366
Other assets in excess of liabilities — 0.1% 21,398
NET ASSETS — 100.0% $ 40,174,764
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2060 Fund - January 31, 2021 (Unaudited) - Statement of Investments - 21
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 3,640,381 $ – $ – $ 3,640,381
Investment Companies 36,512,985 – – 36,512,985
Total $ 40,153,366 $ – $ – $ 40,153,366
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Destination 2065 Fund
Investment Companies 91.6%
Shares Value ($)
Equity Funds 86.2%
Nationwide International Index
Fund, Class R6(a) 44,154 370,896
Nationwide Mid Cap Market
Index Fund, Class R6(a) 8,162 141,857
Nationwide Multi-Cap Portfolio,
Class R6(a) 77,102 902,091
Nationwide Small Cap Index
Fund, Class R6(a) 4,745 59,596
Total Equity Funds
(cost $1,323,751) 1,474,440
Fixed Income Funds 5.4%
Nationwide Bond Index Fund,
Class R6(a) 6,618 77,494
Nationwide Core Plus Bond
Fund, Class R6(a) 1,411 15,157
Total Fixed Income Funds
(cost $92,585) 92,651
Total Investment Companies
(cost $1,416,336) 1,567,091
Exchange-Traded Funds 8.4%
Shares Value ($)
Equity Fund 7.7%
iShares Core MSCI Emerging
Markets ETF 2,047 130,660
Fixed Income Fund 0.7%
iShares 20+ Year Treasury Bond
ETF 82 12,464
Total Exchange-Traded Funds
(cost $114,790) 143,124
Total Investments
(cost $1,531,126) — 100.0% 1,710,215
Other assets in excess of liabilities — 0.0%
†
552
NET ASSETS — 100.0% $ 1,710,767
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2065 Fund - January 31, 2021 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 143,124 $ – $ – $ 143,124
Investment Companies 1,567,091 – – 1,567,091
Total $ 1,710,215 $ – $ – $ 1,710,215
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Destination Retirement Fund
Investment Companies 83.8%
Shares Value ($)
Alternative Assets 5.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,394,787 14,505,782
Total Alternative Assets
(cost $13,835,968) 14,505,782
Equity Funds 32.9%
Nationwide International Index
Fund, Class R6(a) 2,076,943 17,446,318
Nationwide Mid Cap Market
Index Fund, Class R6(a) 259,225 4,505,337
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,121,283 59,919,014
Total Equity Funds
(cost $67,323,097) 81,870,669
Fixed Income Funds 45.1%
Nationwide Bond Index Fund,
Class R6(a) 6,086,040 71,267,524
Nationwide Core Plus Bond
Fund, Class R6(a) 2,241,820 24,077,143
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,517,986 16,819,280
Total Fixed Income Funds
(cost $104,533,272) 112,163,947
Total Investment Companies
(cost $185,692,337) 208,540,398
Exchange-Traded Funds 5.5%
Equity Fund 2.6%
iShares Core MSCI Emerging
Markets ETF 102,515 6,543,533
Exchange-Traded Funds
Shares Value ($)
Fixed Income Fund 2.9%
iShares 20+ Year Treasury Bond
ETF 48,029 7,300,408
Total Exchange-Traded Funds
(cost $12,487,409) 13,843,941
Investment Contract 10.7%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 26,593,540 26,593,540
Total Investment Contract
(cost $26,593,540) 26,593,540
Total Investments
(cost $224,773,286) — 100.0% 248,977,879
Liabilities in excess of other assets — 0.0%
†
(123,431)
NET ASSETS — 100.0% $ 248,854,448
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

Nationwide Destination Retirement Fund - January 31, 2021 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 13,843,941 $ – $ – $ 13,843,941
Investment Companies 208,540,398 – – 208,540,398
Investment Contract – – 26,593,540 26,593,540
Total $ 222,384,339 $ – $ 26,593,540 $ 248,977,879
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

26 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Destination Retirement Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2020 $ 26,982,011 $ 26,982,011
Purchases
*
1,576,620 1,576,620
Sales (1,965,091) (1,965,091)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of January 31, 2021 $ 26,593,540 $ 26,593,540
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance
Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could c ause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Aggressive Fund - January 31, 2021 (Unaudited) - Statement of Investments - 1
Investment Companies 90.1%
Shares Value ($)
Alternative Assets 2.0%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,076,134 10,277,080
Nationwide Emerging Markets
Debt Fund, Class R6(a) 1,013,519 10,277,079
Total Alternative Assets
(cost $20,189,426) 20,554,159
Equity Funds 85.1%
Nationwide International Index
Fund, Class R6(a) 26,610,295 223,526,479
Nationwide International Small
Cap Fund, Class R6(a) 3,457,386 41,108,318
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 2,499,659 40,594,464
Nationwide Mid Cap Market
Index Fund, Class R6(a) 7,007,100 121,783,392
Nationwide Multi-Cap Portfolio,
Class R6(a) 38,253,574 447,566,811
Total Equity Funds
(cost $754,450,658) 874,579,464
Investment Companies
Shares Value ($)
Fixed Income Funds 3.0%
Nationwide Bond Index Fund,
Class R6(a) 1,318,367 15,438,072
Nationwide Core Plus Bond
Fund, Class R6(a) 479,339 5,148,098
Nationwide Loomis Core Bond
Fund, Class R6(a) 902,633 10,290,014
Total Fixed Income Funds
(cost $29,767,332) 30,876,184
Total Investment Companies
(cost $804,407,416) 926,009,807
Exchange Traded Fund 10.3%
Equity Fund 10.3%
iShares Core MSCI Emerging
Markets ETF 1,656,412 105,728,778
Total Exchange Traded Fund
(cost $87,521,453) 105,728,778
Total Investments
(cost $891,928,869) — 100.4% 1,031,738,585
Liabilities in excess of other assets — (0.4)% (4,524,711)
NET ASSETS — 100.0% $ 1,027,213,874
(a) Investment in affiliate.
ETF Exchange Traded Fund

2 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Fund $ 105,728,778 $ – $ – $ 105,728,778
Investment Companies 926,009,807 – – 926,009,807
Total $ 1,031,738,585 $ – $ – $ 1,031,738,585
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderately Aggressive Fund - January 31, 2021 (Unaudited) - Statement of Investments - 3
Investment Companies 90.8%
Shares Value ($)
Alternative Assets 6.5%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 4,854,312 46,358,679
Nationwide Amundi Strategic
Income Fund, Class R6(a) 2,228,783 23,179,339
Nationwide Emerging Markets
Debt Fund, Class R6(a) 3,047,908 30,905,786
Total Alternative Assets
(cost $99,097,549) 100,443,804
Equity Funds 70.7%
Nationwide International Index
Fund, Class R6(a) 28,698,230 241,065,129
Nationwide International Small
Cap Fund, Class R6(a) 4,418,826 52,539,836
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 2,807,022 45,586,034
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,935,130 120,532,564
Nationwide Multi-Cap Portfolio,
Class R6(a) 54,085,125 632,795,964
Total Equity Funds
(cost $936,081,846) 1,092,519,527
Investment Companies
Shares Value ($)
Fixed Income Funds 13.6%
Nationwide Bond Index Fund,
Class R6(a) 8,590,044 100,589,418
Nationwide Core Plus Bond
Fund, Class R6(a) 5,765,798 61,924,674
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,394,665 15,452,893
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,714,450 30,944,725
Total Fixed Income Funds
(cost $199,068,143) 208,911,710
Total Investment Companies
(cost $1,234,247,538) 1,401,875,041
Exchange Traded Fund 9.8%
Equity Fund 9.8%
iShares Core MSCI Emerging
Markets ETF 2,378,075 151,792,527
Total Exchange Traded Fund
(cost $124,859,457) 151,792,527
Total Investments
(cost $1,359,106,995) — 100.6% 1,553,667,568
Liabilities in excess of other assets — (0.6)% (8,865,961)
NET ASSETS — 100.0% $ 1,544,801,607
(a) Investment in affiliate.
ETF Exchange Traded Fund

4 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Fund $ 151,792,527 $ – $ – $ 151,792,527
Investment Companies 1,401,875,041 – – 1,401,875,041
Total $ 1,553,667,568 $ – $ – $ 1,553,667,568
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderate Fund - January 31, 2021 (Unaudited) - Statement of Investments - 5
Investment Companies 83.9%
Shares Value ($)
Alternative Assets 6.5%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 3,891,174 37,160,711
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,786,573 18,580,355
Nationwide Emerging Markets
Debt Fund, Class R6(a) 2,443,176 24,773,807
Total Alternative Assets
(cost $79,867,952) 80,514,873
Equity Funds 53.4%
Nationwide International Index
Fund, Class R6(a) 16,810,798 141,210,700
Nationwide International Small
Cap Fund, Class R6(a) 1,927,315 22,915,772
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 1,411,070 22,915,772
Nationwide Mid Cap Market
Index Fund, Class R6(a) 3,385,374 58,837,792
Nationwide Multi-Cap Portfolio,
Class R6(a) 35,466,775 414,961,269
Total Equity Funds
(cost $556,348,977) 660,841,305
Fixed Income Funds 24.0%
Nationwide Bond Index Fund,
Class R6(a) 9,534,496 111,648,946
Nationwide Core Plus Bond
Fund, Class R6(a) 5,777,591 62,051,326
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,117,952 12,386,904
Nationwide Loomis Core Bond
Fund, Class R6(a) 5,439,803 62,013,751
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 4,765,691 49,610,839
Total Fixed Income Funds
(cost $285,454,889) 297,711,766
Total Investment Companies
(cost $921,671,818) 1,039,067,944
Exchange-Traded Funds 8.6%
Shares Value ($)
Equity Fund 7.3%
iShares Core MSCI Emerging
Markets ETF 1,413,258 90,208,259
Fixed Income Fund 1.3%
iShares 20+ Year Treasury Bond
ETF 107,128 16,283,456
Total Exchange-Traded Funds
(cost $89,266,567) 106,491,715
Investment Contract 7.0%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 86,708,325 86,708,325
Total Investment Contract
(cost $86,708,325) 86,708,325
Total Investments
(cost $1,097,646,710) — 99.5% 1,232,267,984
Other assets in excess of liabilities — 0.5% 6,249,462
NET ASSETS — 100.0% $ 1,238,517,446
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

6 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Investor Destinations Moderate Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 106,491,715 $ – $ – $ 106,491,715
Investment Companies 1,039,067,944 – – 1,039,067,944
Investment Contract – – 86,708,325 86,708,325
Total $ 1,145,559,659 $ – $ 86,708,325 $ 1,232,267,984
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Investor Destinations Moderate Fund - January 31, 2021 (Unaudited) - Statement of Investments - 7
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2020 $ 93,448,899 $ 93,448,899
Purchases
*
936,142 936,142
Sales (7,676,716) (7,676,716)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of January 31, 2021 $ 86,708,325 $ 86,708,325
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance
Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
Investment Companies 80.4%
Shares Value ($)
Alternative Assets 5.5%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,348,368 12,876,912
Nationwide Amundi Strategic
Income Fund, Class R6(a) 619,082 6,438,456
Nationwide Emerging Markets
Debt Fund, Class R6(a) 423,304 4,292,304
Total Alternative Assets
(cost $23,504,148) 23,607,672
Equity Funds 35.8%
Nationwide International Index
Fund, Class R6(a) 4,139,007 34,767,662
Nationwide International Small
Cap Fund, Class R6(a) 324,901 3,863,073
Nationwide Mid Cap Market
Index Fund, Class R6(a) 1,000,220 17,383,831
Nationwide Multi-Cap Portfolio,
Class R6(a) 8,346,147 97,649,915
Total Equity Funds
(cost $125,622,469) 153,664,481
Fixed Income Funds 39.1%
Nationwide Bond Index Fund,
Class R6(a) 6,424,504 75,230,936
Nationwide Core Plus Bond
Fund, Class R6(a) 2,803,032 30,104,560
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,162,176 12,876,912
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,508,074 17,192,041
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 3,096,749 32,237,154
Total Fixed Income Funds
(cost $159,145,089) 167,641,603
Total Investment Companies
(cost $308,271,706) 344,913,756
Exchange-Traded Funds 6.5%
Shares Value ($)
Equity Fund 4.7%
iShares Core MSCI Emerging
Markets ETF 316,652 20,211,899
Fixed Income Fund 1.8%
iShares 20+ Year Treasury Bond
ETF 51,205 7,783,160
Total Exchange-Traded Funds
(cost $23,142,840) 27,995,059
Investment Contract 11.5%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 49,361,495 49,361,495
Total Investment Contract
(cost $49,361,495) 49,361,495
Total Investments
(cost $380,776,041) — 98.4% 422,270,310
Other assets in excess of liabilities — 1.6% 6,938,360
NET ASSETS — 100.0% $ 429,208,670
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

Nationwide Investor Destinations Moderately Conservative Fund - January 31, 2021 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 27,995,059 $ – $ – $ 27,995,059
Investment Companies 344,913,756 – – 344,913,756
Investment Contract – – 49,361,495 49,361,495
Total $ 372,908,815 $ – $ 49,361,495 $ 422,270,310
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

10 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2020 $ 53,040,217 $ 53,040,217
Purchases
*
1,158,763 1,158,763
Sales (4,837,485) (4,837,485)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of January 31, 2021 $ 49,361,495 $ 49,361,495
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance
Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Conservative Fund - January 31, 2021 (Unaudited) - Statement of Investments - 11
Investment Companies 75.1%
Shares Value ($)
Alternative Assets 6.0%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,370,194 13,085,349
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,887,310 19,628,024
Nationwide Emerging Markets
Debt Fund, Class R6(a) 645,234 6,542,675
Total Alternative Assets
(cost $38,693,571) 39,256,048
Equity Funds 18.1%
Nationwide International Index
Fund, Class R6(a) 3,505,004 29,442,036
Nationwide International Small
Cap Fund, Class R6(a) 247,620 2,944,204
Nationwide Mid Cap Market
Index Fund, Class R6(a) 696,430 12,103,948
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,346,954 74,259,357
Total Equity Funds
(cost $94,613,380) 118,749,545
Fixed Income Funds 51.0%
Nationwide Bond Index Fund,
Class R6(a) 12,311,360 144,166,029
Nationwide Core Plus Bond
Fund, Class R6(a) 5,493,537 59,000,586
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,952,471 32,713,373
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,149,376 13,102,881
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 8,182,211 85,176,818
Total Fixed Income Funds
(cost $316,042,667) 334,159,687
Total Investment Companies
(cost $449,349,618) 492,165,280
Exchange-Traded Funds 5.8%
Shares Value ($)
Equity Fund 2.1%
iShares Core MSCI Emerging
Markets ETF 219,082 13,984,004
Fixed Income Fund 3.7%
iShares 20+ Year Treasury Bond
ETF 160,141 24,341,433
Total Exchange-Traded Funds
(cost $33,248,394) 38,325,437
Investment Contract 16.0%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 104,682,794 104,682,794
Total Investment Contract
(cost $104,682,794) 104,682,794
Total Investments
(cost $587,280,806) — 96.9% 635,173,511
Other assets in excess of liabilities — 3.1% 20,417,103
NET ASSETS — 100.0% $ 655,590,614
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

12 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Investor Destinations Conservative Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 38,325,437 $ – $ – $ 38,325,437
Investment Companies 492,165,280 – – 492,165,280
Investment Contract – – 104,682,794 104,682,794
Total $ 530,490,717 $ – $ 104,682,794 $ 635,173,511
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Investor Destinations Conservative Fund - January 31, 2021 (Unaudited) - Statement of Investments - 13
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2020 $ 114,288,847 $ 114,288,847
Purchases
*
2,860,756 2,860,756
Sales (12,466,809) (12,466,809)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of January 31, 2021 $ 104,682,794 $ 104,682,794
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
C ontract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 17.2%
Principal
Amount ($) Value ($)
Airlines 1.6%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 2,496,613 2,438,712
Continental Airlines Pass-
Through Trust, Series
2007-1, Class B, 6.90%,
4/19/2022 68,670 68,392
United Airlines Pass-Through
Trust
Series 2014-1, Class B,
4.75%, 4/11/2022 771,661 775,463
Series 2016-1, Class B,
3.65%, 1/7/2026 2,238,084 2,188,085
5,470,652
Automobiles 0.5%
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(a) 1,602,740 1,617,016
Home Equity 1.6%
Long Beach Mortgage
Loan Trust, Series 2005-
WL2, Class M2, 0.87%,
8/25/2035(b) 3,113,030 3,111,514
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.37%, 1/25/2036(b) 896,554 899,208
Soundview Home Loan Trust,
Series 2006-WF2, Class
M1, 0.46%, 12/25/2036(b) 1,773,061 1,760,881
Structured Asset Securities
Corp. Mortgage Pass-
Through Certificates, Series
2004-6XS, Class A6, 5.13%,
3/25/2034(c) 245 246
5,771,849
Other 13.5%
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 2,026,367 2,182,193
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 2,726,873 2,972,912
Apidos CLO XXII, Series
2015-22A, Class A1R,
1.28%, 4/20/2031(a)(b) 1,000,000 999,275
Ares LVI CLO Ltd., Series
2020-56A, Class A1, 1.49%,
10/25/2031(a)(b) 500,000 500,773
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL5, Class B2,
4.50%, 6/28/2057(a)(b) 1,348,100 1,516,882
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BR,
1.98%, 6/9/2030(a)(b) 3,000,000 3,001,476
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 382,669 405,839
CVS Pass-Through Trust,
6.94%, 1/10/2030 1,482,134 1,764,112
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 1,425,126 1,493,600
Goodgreen , Series 2019-
2A, Class A, 2.76%,
10/15/2054(a) 1,535,329 1,587,189
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 149,830 157,994
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 198,212 210,711
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 853,165 905,389
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.13%, 7/17/2037(a)(b) 1,826,964 1,833,522
Magnetite XXVIII Ltd., Series
2020-28A, Class A, 1.49%,
10/25/2031(a)(b) 2,000,000 2,004,136
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 2,109,167 2,241,319
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class A,
1.55%, 1/19/2032(a)(b) 500,000 500,254
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class A,
1.52%, 10/20/2032(a)(b) 1,950,000 1,955,686
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 1,200,000 1,205,166
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 200,000 200,858
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,700,000 1,703,564
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 200,145
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 1,456,134 1,529,616
Towd Point Mortgage Trust
Series 2015-6, Class M1,
3.75%, 4/25/2055(a)(b) 3,322,000 3,565,171
Series 2018-2, Class A1,
3.25%, 3/25/2058(a)(b) 424,843 445,691
Series 2019-1, Class A1,
3.75%, 3/25/2058(a)(b) 3,634,231 3,879,274
Series 2019-4, Class A1,
2.90%, 10/25/2059(a)(b) 1,464,030 1,552,045

2 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2019-4, Class A2,
3.25%, 10/25/2059(a)(b) 590,000 634,938
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 3,515,736 3,624,537
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 2,780,000 2,925,771
47,700,038
Total Asset-Backed Securities
(cost $59,563,000)
60,559,555
Collateralized Mortgage Obligations 5.8%
Alternative Loan Trust, Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 239,618 186,386
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 11,822 11,999
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 1,435,235 1,453,425
Chase Mortgage Finance
Corp., Series 2016-
SH2, Class M2, 3.75%,
12/25/2045(a)(b) 3,460,063 3,600,951
CHL Mortgage Pass-Through
Trust, Series 2005-15,
Class A7, 5.50%, 8/25/2035 59,182 47,588
Citigroup Mortgage Loan
Trust, Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 524,969 541,991
FNMA REMICS
Series 2003-33, Class LB,
5.50%, 5/25/2023 126,124 130,550
Series 2009-42, Class AP,
4.50%, 3/25/2039 38,970 40,262
MASTR Alternative Loan
Trust, Series 2005-6, Class
1A5, 5.50%, 12/25/2035 181,969 165,772
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 1,288,434 1,339,160
New Residential Mortgage
Loan Trust
Series 2016-3A, Class A1,
3.75%, 9/25/2056(a)(b) 1,128,208 1,209,769
Series 2019-1A, Class A1,
4.00%, 9/25/2057(a)(b) 1,238,607 1,317,811
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 359,663 388,000
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 2,199,415 2,354,434
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,133,485 1,214,148
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 1,898,104 2,067,329
Series 2019-RPL2, Class
A1, 3.25%, 2/25/2059(a)(b) 3,223,270 3,419,115
Sequoia Mortgage Trust
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 317,294 325,147
Series 2018-CH4, Class
A10, 4.50%, 10/25/2048(a)
(b) 76,063 76,117
Visio Trust, Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 627,252 651,638
Total Collateralized Mortgage Obligations
(cost $19,833,559)
20,541,592
Commercial Mortgage-Backed Securities 3.3%
Aventura Mall Trust , Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 700,000 796,534
BBCMS Mortgage Trust
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 5,253,418
Series 2018-C2, Class A5,
4.31%, 12/15/2051 800,000 951,141
Benchmark Mortgage Trust
Series 2019-B11, Class AS,
3.78%, 5/15/2052 730,000 834,569
Series 2019-B10, Class AM,
3.98%, 3/15/2062 700,000 812,413
GS Mortgage Securities Corp.
II , Series 2018-GS10, Class
A5, 4.16%, 7/10/2051(b) 510,000 599,538
Natixis Commercial Mortgage
Securities Trust , Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 452,130
UBS Commercial Mortgage
Trust
Series 2018-C9, Class A4,
4.12%, 3/15/2051(b) 860,000 998,776
Series 2018-C10, Class A4,
4.31%, 5/15/2051 720,000 848,619
Total Commercial Mortgage-Backed
Securities
(cost $12,134,524) 11,547,138
Corporate Bonds 34.2%
Aerospace & Defense 1.7%
Huntington Ingalls Industries,
Inc. ,
4.20%, 5/1/2030 1,230,000 1,439,977
L3Harris Technologies, Inc. ,
1.80%, 1/15/2031 1,000,000 1,002,750
Lockheed Martin Corp. ,
3.55%, 1/15/2026 1,100,000 1,243,366

Nationwide Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 1,900,000 2,235,419
5,921,512
Automobiles 0.3%
Daimler Finance North
America LLC ,
3.75%, 2/22/2028(a) 250,000 284,323
3.10%, 8/15/2029(a) 890,000 968,428
1,252,751
Banks 3.5%
Bank of America Corp. ,
Series L, 3.95%, 4/21/2025 1,750,000 1,956,073
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(d) 1,990,000 2,301,649
(SOFR + 1.88%), 2.83%,
10/24/2051(d) 110,000 109,704
Citigroup, Inc. ,
4.45%, 9/29/2027 2,000,000 2,336,346
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032(a) 1,350,000 1,381,177
Cooperatieve Rabobank UA ,
5.75%, 12/1/2043 600,000 862,358
HSBC Holdings plc ,
4.38%, 11/23/2026 1,000,000 1,147,861
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 3.68%,
4/30/2021(d)(e) 488,000 484,562
(SOFR + 1.51%), 2.53%,
11/19/2041(d) 650,000 644,156
4.95%, 6/1/2045 950,000 1,297,316
12,521,202
Beverages 1.0%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 850,000 953,752
4.90%, 2/1/2046 1,000,000 1,252,936
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 105,000 126,942
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 810,000 1,091,713
3,425,343
Biotechnology 0.6%
AbbVie, Inc. ,
3.80%, 3/15/2025 1,325,000 1,471,791
3.20%, 11/21/2029 195,000 215,743
4.25%, 11/21/2049 400,000 485,546
2,173,080
Building Products 0.1%
Johnson Controls International
plc ,
4.63%, 7/2/2044(c) 294,000 376,526
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 1.8%
Credit Suisse Group AG ,
(SOFR + 3.73%), 4.19%,
4/1/2031(a)(d) 250,000 289,631
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 1,215,554
Moody's Corp. ,
3.25%, 5/20/2050 710,000 753,779
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 3,230,000 3,636,647
S&P Global, Inc. ,
2.30%, 8/15/2060 425,000 379,430
6,275,041
Chemicals 0.3%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 647,655
Mosaic Co. (The) ,
5.63%, 11/15/2043 350,000 452,653
1,100,308
Commercial Services & Supplies 0.3%
Aramark Services, Inc. ,
5.00%, 2/1/2028(a) 950,000 990,470
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
5.50%, 9/1/2044 610,000 778,532
Containers & Packaging 0.2%
Berry Global, Inc. ,
4.88%, 7/15/2026(a) 700,000 749,350
Diversified Financial Services 0.2%
HERO Funding Trust ,
Class A, 4.28%, 9/20/2041 819,589 880,829
Diversified Telecommunication Services 1.4%
AT&T, Inc. ,
2.55%, 12/1/2033(a) 174,000 173,485
3.65%, 6/1/2051 1,795,000 1,800,602
CCO Holdings LLC ,
5.75%, 2/15/2026(a) 600,000 619,080
5.13%, 5/1/2027(a) 1,825,000 1,918,915
4.75%, 3/1/2030(a) 325,000 345,709
4,857,791
Electric Utilities 3.7%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 2,363,298
Appalachian Power Co. ,
Series Z, 3.70%, 5/1/2050 190,000 215,737
Entergy Arkansas LLC ,
4.00%, 6/1/2028 2,650,000 3,095,087
Evergy , Inc. ,
2.90%, 9/15/2029 1,020,000 1,101,538
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 1,250,000 1,445,669
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 500,000 558,881
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 1,000,000 1,121,044

4 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Public Service Co. of
Colorado ,
2.90%, 5/15/2025 3,000,000 3,232,129
13,133,383
Energy Equipment & Services 0.5%
Helmerich & Payne, Inc. ,
4.65%, 3/15/2025 1,575,000 1,759,932
Entertainment 0.6%
Walt Disney Co. (The) ,
2.65%, 1/13/2031 2,000,000 2,158,977
Equity Real Estate Investment Trusts (REITs) 2.0%
Corporate Office Properties
LP ,
2.25%, 3/15/2026 1,000,000 1,038,701
Crown Castle International
Corp. ,
4.15%, 7/1/2050 430,000 499,741
Lexington Realty Trust ,
2.70%, 9/15/2030 1,300,000 1,337,032
Piedmont Operating
Partnership LP ,
3.40%, 6/1/2023 1,500,000 1,565,250
4.45%, 3/15/2024 2,300,000 2,502,480
6,943,204
Food & Staples Retailing 0.2%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 678,799 868,912
Food Products 1.2%
Cargill, Inc. ,
3.25%, 5/23/2029(a) 1,775,000 2,000,003
Grupo Bimbo SAB de CV ,
4.00%, 9/6/2049(a) 150,000 162,991
Ingredion, Inc. ,
3.90%, 6/1/2050 735,000 850,546
J M Smucker Co. (The) ,
3.55%, 3/15/2050 610,000 673,729
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 500,000 565,734
4,253,003
Health Care Equipment & Supplies 0.3%
Boston Scientific Corp. ,
4.70%, 3/1/2049 700,000 924,722
Health Care Providers & Services 0.1%
CVS Health Corp. ,
4.25%, 4/1/2050 300,000 361,030
Household Durables 0.9%
Newell Brands, Inc. ,
4.70%, 4/1/2026(c) 2,850,000 3,133,375
Insurance 1.7%
MassMutual Global Funding II ,
3.40%, 3/8/2026(a) 2,000,000 2,235,949
1.55%, 10/9/2030(a) 500,000 492,965
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Metropolitan Life Global
Funding I ,
3.45%, 12/18/2026(a) 2,875,000 3,274,178
6,003,092
IT Services 0.2%
Global Payments, Inc. ,
4.15%, 8/15/2049 730,000 862,934
Media 0.8%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 600,000 761,050
3.70%, 4/1/2051 250,000 246,818
Comcast Corp. ,
4.70%, 10/15/2048 1,000,000 1,328,125
Discovery Communications
LLC ,
5.30%, 5/15/2049 500,000 643,028
2,979,021
Metals & Mining 0.2%
Compass Minerals
International, Inc. ,
6.75%, 12/1/2027(a) 550,000 589,875
Multi-Utilities 2.1%
Black Hills Corp. ,
3.95%, 1/15/2026 1,750,000 1,981,783
3.05%, 10/15/2029 675,000 736,314
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 1,000,000 1,287,369
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 1,100,000 1,237,081
3.25%, 6/15/2026 2,000,000 2,224,032
7,466,579
Oil, Gas & Consumable Fuels 2.0%
Aker BP ASA ,
3.75%, 1/15/2030(a) 1,500,000 1,591,108
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051 500,000 482,550
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 400,000 605,993
Energy Transfer Operating LP ,
5.50%, 6/1/2027 1,000,000 1,181,388
Exxon Mobil Corp. ,
3.45%, 4/15/2051 725,000 788,494
Kinder Morgan, Inc. ,
5.05%, 2/15/2046 500,000 593,735
3.25%, 8/1/2050 115,000 108,245
ONEOK, Inc. ,
7.15%, 1/15/2051 500,000 683,826
Williams Cos., Inc. (The) ,
5.75%, 6/24/2044 725,000 912,788
6,948,127

Nationwide Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals 1.5%
Bristol-Myers Squibb Co. ,
4.25%, 10/26/2049 450,000 574,645
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 1,175,000 1,305,113
Takeda Pharmaceutical Co.
Ltd. ,
3.18%, 7/9/2050 520,000 532,901
Teva Pharmaceutical Finance
Netherlands III BV ,
2.80%, 7/21/2023 1,500,000 1,487,100
3.15%, 10/1/2026 1,500,000 1,430,625
5,330,384
Road & Rail 1.4%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 2,000,000 2,133,000
4.25%, 11/1/2029(a) 1,061,000 1,167,323
Burlington Northern Santa Fe
LLC ,
3.00%, 4/1/2025 300,000 327,152
4.15%, 4/1/2045 1,000,000 1,240,933
4,868,408
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc. ,
2.60%, 2/15/2033(a) 250,000 247,651
Software 1.2%
Microsoft Corp. ,
3.30%, 2/6/2027 3,000,000 3,408,210
Oracle Corp. ,
3.60%, 4/1/2050 665,000 741,993
4,150,203
Specialty Retail 0.5%
Lowe's Cos., Inc. ,
1.70%, 10/15/2030 1,750,000 1,721,185
Technology Hardware, Storage & Peripherals 0.3%
Digital Equipment Corp. ,
7.75%, 4/1/2023 825,000 910,914
Thrifts & Mortgage Finance 0.5%
BPCE SA ,
5.70%, 10/22/2023(a) 1,500,000 1,693,305
Tobacco 0.3%
BAT Capital Corp. ,
3.46%, 9/6/2029 1,010,000 1,102,067
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051(a) 1,060,000 1,038,577
Total Corporate Bonds
(cost $111,381,405)
120,751,595
Mortgage-Backed Securities 24.7%
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QN4142
1.50%, 11/1/2035 5,927,266 6,079,912
Pool# SB8088
1.50%, 2/1/2036 5,000,000 5,128,945
Pool# SD8080
2.00%, 6/1/2050 2,695,572 2,784,443
FNMA Pool
Pool# AM7838
3.56%, 2/1/2035 2,242,312 2,497,998
Pool# AM9070
3.77%, 8/1/2045 2,995,000 3,480,626
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 3,165,808 3,324,669
Pool# FM1776
3.00%, 10/1/2034 990,124 1,044,729
Pool# BC0180
4.00%, 1/1/2046 1,346,610 1,468,898
Pool# BC9003
3.00%, 11/1/2046 197,634 210,901
Pool# AS8483
3.00%, 12/1/2046 153,977 164,008
Pool# MA2863
3.00%, 1/1/2047 1,623,384 1,716,610
Pool# BM2003
4.00%, 10/1/2047 1,059,546 1,142,462
Pool# CA2208
4.50%, 8/1/2048 4,001,041 4,352,722
Pool# CA2469
4.00%, 10/1/2048 1,945,877 2,087,335
Pool# BN0906
4.00%, 11/1/2048 1,986,752 2,147,870
Pool# CA3866
3.50%, 7/1/2049 5,965,907 6,339,124
Pool# BP5843
2.50%, 5/1/2050 5,233,371 5,512,430
Pool# BP5783
3.00%, 5/1/2050 11,503,187 12,118,783
Pool# MA4210
2.50%, 12/1/2050 2,477,045 2,608,973
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 2/25/2051 2,000,000 2,008,906
2.00%, 2/25/2051 11,000,000 11,359,219
2.50%, 2/25/2051 9,000,000 9,483,398
Total Mortgage-Backed Securities
(cost $85,598,664)
87,062,961
Municipal Bonds 0.5%
California 0.2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 762,945

6 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Fund
Municipal Bonds
Principal
Amount ($) Value ($)
District of Columbia 0.3%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 1,048,602
Total Municipal Bonds
(cost $1,326,883)
1,811,547
U.S. Treasury Obligations 11.0%
U.S. Treasury Notes
2.25%, 10/31/2024 3,000,000 3,221,250
2.75%, 2/28/2025 3,500,000 3,846,855
2.63%, 1/31/2026 (f) 16,000,000 17,733,750
1.50%, 2/15/2030 13,300,000 13,874,602
Total U.S. Treasury Obligations
(cost $37,322,051)
38,676,457
Total Investments
(cost $327,160,086) — 96.7%
340,950,845
Other assets in excess of
liabilities — 3.3% 11,511,486
NET ASSETS — 100.0%
$ 352,462,331
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at January 31, 2021 was
$111,656,313 which represents 31.68% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2021.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2021.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2021.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2021. The maturity date reflects the next call date.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of January 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 152 3/2021 USD 33,588,438 29,323
U.S. Treasury 5 Year Note 36 3/2021 USD 4,531,500 (5,712)
U.S. Treasury 10 Year Note 32 3/2021 USD 4,385,000 (12,764)
U.S. Treasury Long Bond 418 3/2021 USD 70,524,437 (1,605,211)
3 Month Eurodollar 500 12/2021 USD 124,750,000 39,026
(1,555,338)
Short Contracts
U.S. Treasury 10 Year Ultra Note (382) 3/2021 USD (58,762,344) 1,180,889
U.S. Treasury Ultra Bond (19) 3/2021 USD (3,889,656) 170,361
3 Month Eurodollar (500) 12/2022 USD (124,662,500) (66,826)
1,284,424
(270,914)
Currency:
USD United States Dollar

Nationwide Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 60,559,555 $ – $ 60,559,555
Collateralized Mortgage Obligations – 20,541,592 – 20,541,592
Commercial Mortgage-Backed Securities – 11,547,138 – 11,547,138
Corporate Bonds – 120,751,595 – 120,751,595
Futures Contracts 1,419,599 – – 1,419,599
Mortgage-Backed Securities – 87,062,961 – 87,062,961
Municipal Bonds – 1,811,547 – 1,811,547
U.S. Treasury Obligations – 38,676,457 – 38,676,457
Total Assets $ 1,419,599 $ 340,950,845 $ – $ 342,370,444
$ – $ – $ – $ –

8 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2021:
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (1,690,513) $ – $ – $ (1,690,513)
Total Liabilities $ (1,690,513) $ – $ – $ (1,690,513)
Total $ (270,914) $ 340,950,845 $ – $ 340,679,931
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 1,419,599
Total $ 1,419,599
Liabilities: s
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (1,690,513)
Total $ (1,690,513)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Core Plus Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 9
Asset-Backed Securities 1.8%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 743,056 726,455
Other 1.7%
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
1.22%, 1/20/2031(a)(b) 8,250,000 8,253,259
Diamond CLO Ltd., Series
2019-1A, Class A1, 1.82%,
4/25/2029(a)(b) 7,380,141 7,384,400
SBA Tower Trust, 3.87%,
10/8/2024(b) 5,000,000 5,332,354
20,970,013
Total Asset-Backed Securities
(cost $21,249,842)
21,696,468
Collateralized Mortgage Obligations 0.5%
FHLMC REMICS
Series 4039, Class ME,
2.00%, 12/15/2040 273,856 277,410
Series 4026, Class WJ,
2.75%, 8/15/2041 1,136,083 1,182,124
JP Morgan Mortgage Trust
Series 2017-5, Class A1A,
3.00%, 10/26/2048(a)(b) 3,191,385 3,215,188
Series 2019-3, Class A3,
4.00%, 9/25/2049(a)(b) 1,261,333 1,300,714
Total Collateralized Mortgage Obligations
(cost $5,863,702)
5,975,436
Commercial Mortgage-Backed Securities 3.2%
GNMA REMICS
Series 2018-17, Class MA,
2.60%, 5/1/2052 7,473,572 7,832,517
Series 2019-34, Class AL,
3.15%, 5/16/2059 4,804,586 5,007,630
Series 2018-28, Class AG,
2.60%, 8/16/2059(a) 11,894,679 12,345,333
Series 2019-131, Class AD,
2.50%, 8/16/2060 7,974,055 8,337,745
Series 2020-89, Class GA,
1.50%, 4/16/2062 4,649,634 4,567,550
Total Commercial Mortgage-Backed
Securities
(cost $37,420,693) 38,090,775
Corporate Bonds 55.4%
Aerospace & Defense 0.7%
Leidos , Inc. ,
4.38%, 5/15/2030(b) 1,800,000 2,129,112
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
TransDigm , Inc. ,
5.50%, 11/15/2027 6,410,000 6,577,942
8,707,054
Air Freight & Logistics 0.5%
FedEx Corp. ,
4.05%, 2/15/2048 4,800,000 5,454,324
Airlines 0.4%
Delta Air Lines, Inc. ,
2.90%, 10/28/2024 4,989,000 4,901,692
Auto Components 0.4%
Dana, Inc. ,
5.38%, 11/15/2027 5,000,000 5,262,500
Automobiles 0.5%
General Motors Co. ,
6.80%, 10/1/2027 1,500,000 1,928,059
Tesla, Inc. ,
5.30%, 8/15/2025(b) 4,150,000 4,314,755
6,242,814
Banks 4.7%
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 1.10%), 1.32%,
5/17/2024(c) 3,850,000 3,912,216
(ICE LIBOR USD 3 Month +
1.02%), 1.25%, 6/1/2024(c) 2,800,000 2,839,387
First Horizon Corp. ,
4.00%, 5/26/2025 11,738,000 13,161,659
KeyBank NA ,
(SOFR + 0.34%), 0.38%,
1/3/2024(c) 11,500,000 11,515,239
Mitsubishi UFJ Financial
Group, Inc. ,
3.85%, 3/1/2026 255,000 290,885
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3 Month +
0.61%), 0.84%, 9/8/2024(c) 11,000,000 11,041,261
National Westminster Bank
plc ,
Series C, (ICE LIBOR USD
3 Month + 0.25%), 0.50%,
5/28/2021(c)(d) 130,000 122,026
Royal Bank of Canada ,
(SOFR + 0.45%), 0.49%,
10/26/2023(c) 13,260,000 13,322,137
56,204,810
Biotechnology 2.6%
AbbVie, Inc. ,
3.80%, 3/15/2025 5,000,000 5,553,929
2.95%, 11/21/2026 5,975,000 6,573,446
4.05%, 11/21/2039 1,965,000 2,303,704
Amgen, Inc. ,
3.20%, 11/2/2027 5,000,000 5,618,088
5.15%, 11/15/2041 3,875,000 5,250,716
5.38%, 5/15/2043 1,320,000 1,818,921

10 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Baxalta , Inc. ,
4.00%, 6/23/2025 4,009,000 4,506,644
31,625,448
Building Products 0.3%
JELD-WEN, Inc. ,
4.88%, 12/15/2027(b) 1,000,000 1,050,000
Lennox International, Inc. ,
1.70%, 8/1/2027 2,000,000 2,050,711
3,100,711
Capital Markets 3.0%
BlackRock, Inc. ,
3.25%, 4/30/2029 7,445,000 8,476,001
Compass Group Diversified
Holdings LLC ,
8.00%, 5/1/2026(b) 1,000,000 1,050,950
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.60%), 1.82%,
11/29/2023(c) 4,631,000 4,797,469
Moody's Corp. ,
4.88%, 12/17/2048 5,383,000 7,231,711
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.40%), 1.62%,
10/24/2023(c) 1,500,000 1,530,245
7.25%, 4/1/2032 5,600,000 8,407,312
Nasdaq, Inc. ,
0.45%, 12/21/2022 5,000,000 5,004,736
36,498,424
Chemicals 4.2%
Albemarle Wodgina Pty. Ltd. ,
3.45%, 11/15/2029 4,456,000 4,724,129
Chemours Co. (The) ,
5.75%, 11/15/2028(b) 5,000,000 5,175,725
Chevron Phillips Chemical Co.
LLC ,
5.13%, 4/1/2025(b) 7,500,000 8,783,173
3.40%, 12/1/2026(b) 6,865,000 7,681,835
Cornerstone Chemical Co. ,
6.75%, 8/15/2024(b) 1,000,000 902,500
DuPont de Nemours, Inc. ,
(ICE LIBOR USD 3
Month + 1.11%), 1.33%,
11/15/2023(c) 4,110,000 4,188,246
FXI Holdings, Inc. ,
7.88%, 11/1/2024(b) 2,237,000 2,264,962
LYB International Finance III
LLC ,
(ICE LIBOR USD 3
Month + 1.00%), 1.24%,
10/1/2023(c) 10,530,000 10,564,216
Methanex Corp. ,
5.13%, 10/15/2027 2,145,000 2,241,525
5.25%, 12/15/2029 3,250,000 3,402,344
49,928,655
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0.6%
Cimpress plc ,
7.00%, 6/15/2026(b) 5,725,000 5,999,227
ILFC E-Capital Trust I ,
+ 1.55%, 14.50% Cap),
3.23%, 12/21/2065(b)(c) 1,800,000 1,395,360
7,394,587
Communications Equipment 0.1%
CommScope Technologies
LLC ,
6.00%, 6/15/2025(b) 113,000 115,390
CommScope , Inc. ,
7.13%, 7/1/2028(b) 1,500,000 1,596,008
1,711,398
Construction Materials 0.3%
Martin Marietta Materials, Inc. ,
4.25%, 7/2/2024 3,500,000 3,882,981
Consumer Finance 1.3%
AerCap Ireland Capital DAC ,
1.75%, 1/30/2026 2,750,000 2,709,497
Capital One Financial Corp. ,
(ICE LIBOR USD 3
Month + 0.72%), 0.93%,
1/30/2023(c) 3,000,000 3,019,278
Enova International, Inc. ,
8.50%, 9/1/2024(b) 40,000 39,300
8.50%, 9/15/2025(b) 2,000,000 1,950,000
Ford Motor Credit Co. LLC ,
5.75%, 2/1/2021 500,000 500,000
4.06%, 11/1/2024 1,000,000 1,041,140
5.13%, 6/16/2025 1,000,000 1,086,000
4.13%, 8/17/2027 2,000,000 2,105,000
John Deere Capital Corp. ,
2.25%, 9/14/2026 3,025,000 3,253,295
15,703,510
Diversified Consumer Services 0.4%
Carriage Services, Inc. ,
6.63%, 6/1/2026(b) 2,150,000 2,268,250
Duke University ,
Series 2020, 2.68%,
10/1/2044 2,600,000 2,682,446
4,950,696
Diversified Financial Services 0.7%
Berkshire Hathaway, Inc. ,
3.13%, 3/15/2026 2,500,000 2,775,178
GTP Acquisition Partners I
LLC ,
3.48%, 6/16/2025(b) 5,000,000 5,392,079
8,167,257
Diversified Telecommunication Services 1.9%
CCO Holdings LLC ,
4.50%, 5/1/2032(b) 1,500,000 1,560,330
Lumen Technologies, Inc. ,
Series S, 6.45%, 6/15/2021 1,614,000 1,640,228

Nationwide Core Plus Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc. ,
(ICE LIBOR USD 3
Month + 1.10%), 1.32%,
5/15/2025(c) 10,000,000 10,290,086
2.88%, 11/20/2050 9,225,000 8,883,952
22,374,596
Electric Utilities 1.7%
Commonwealth Edison Co. ,
3.70%, 8/15/2028 2,090,000 2,439,608
Drax Finco plc ,
6.63%, 11/1/2025(b) 2,100,000 2,181,375
Duke Energy Florida LLC ,
3.80%, 7/15/2028 7,325,000 8,488,780
Georgia Power Co. ,
4.30%, 3/15/2042 1,606,000 1,957,123
Southern California Edison
Co. ,
Series D, (ICE LIBOR USD
3 Month + 0.27%), 0.50%,
12/3/2021(c) 5,000,000 5,003,849
20,070,735
Electrical Equipment 0.8%
Hubbell, Inc. ,
3.15%, 8/15/2027 8,585,000 9,199,670
Electronic Equipment, Instruments & Components 1.9%
Corning, Inc. ,
7.25%, 8/15/2036 6,312,000 8,021,412
5.75%, 8/15/2040 3,000,000 4,019,950
Jabil, Inc. ,
3.00%, 1/15/2031 3,770,000 3,939,253
Keysight Technologies, Inc. ,
4.55%, 10/30/2024 6,334,000 7,182,603
23,163,218
Energy Equipment & Services 0.0%
†
Transocean Phoenix 2 Ltd. ,
7.75%, 10/15/2024(b) 36,000 34,560
Equity Real Estate Investment Trusts (REITs) 0.9%
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 2,918,000 3,202,577
Omega Healthcare Investors,
Inc. ,
3.63%, 10/1/2029 3,000,000 3,200,056
STORE Capital Corp. ,
2.75%, 11/18/2030 1,850,000 1,876,865
Ventas Realty LP ,
4.00%, 3/1/2028 2,300,000 2,646,831
10,926,329
Food & Staples Retailing 0.1%
United Natural Foods, Inc. ,
6.75%, 10/15/2028(b) 1,050,000 1,110,375
Food Products 0.3%
Chobani LLC ,
4.63%, 11/15/2028(b) 2,000,000 2,040,000
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Post Holdings, Inc. ,
5.75%, 3/1/2027(b) 1,000,000 1,048,750
3,088,750
Health Care Equipment & Supplies 0.6%
Edwards Lifesciences Corp. ,
4.30%, 6/15/2028 3,000,000 3,506,579
Zimmer Biomet Holdings, Inc. ,
3.05%, 1/15/2026 3,000,000 3,283,963
6,790,542
Health Care Providers & Services 2.2%
Anthem, Inc. ,
5.10%, 1/15/2044 4,000,000 5,356,168
Cardinal Health, Inc. ,
3.08%, 6/15/2024 1,495,000 1,605,341
CVS Health Corp. ,
6.25%, 6/1/2027 4,000,000 5,082,322
HCA, Inc. ,
4.50%, 2/15/2027 4,135,000 4,798,778
Laboratory Corp. of America
Holdings ,
3.25%, 9/1/2024 8,210,000 8,927,521
25,770,130
Hotels, Restaurants & Leisure 1.9%
McDonald's Corp. ,
4.60%, 5/26/2045 3,000,000 3,780,350
Royal Caribbean Cruises Ltd. ,
9.13%, 6/15/2023(b) 2,000,000 2,157,500
7.50%, 10/15/2027(e) 1,973,000 2,130,840
Scientific Games International,
Inc. ,
8.25%, 3/15/2026(b) 3,855,000 4,076,219
VOC Escrow Ltd. ,
5.00%, 2/15/2028(b) 2,300,000 2,231,851
Wyndham Destinations, Inc. ,
6.60%, 10/1/2025(f) 7,272,000 8,090,100
22,466,860
Household Durables 0.2%
NVR, Inc. ,
3.95%, 9/15/2022 1,994,000 2,092,421
Industrial Conglomerates 0.9%
General Electric Co. ,
7.50%, 8/21/2035 1,680,000 2,336,331
6.88%, 1/10/2039 6,000,000 8,657,482
10,993,813
Insurance 1.9%
Athene Holding Ltd. ,
6.15%, 4/3/2030 1,255,000 1,559,620
Fidelity National Financial,
Inc. ,
4.50%, 8/15/2028 11,115,000 12,947,373
Globe Life, Inc. ,
7.88%, 5/15/2023 2,975,000 3,437,177

12 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Sompo International Holdings
Ltd. ,
4.70%, 10/15/2022 4,052,000 4,322,263
22,266,433
Interactive Media & Services 0.3%
Alphabet, Inc. ,
1.90%, 8/15/2040 1,900,000 1,794,292
Twitter, Inc. ,
3.88%, 12/15/2027(b) 2,000,000 2,104,920
3,899,212
IT Services 0.2%
DXC Technology Co. ,
4.13%, 4/15/2025 2,500,000 2,765,185
Leisure Products 0.1%
Mattel, Inc. ,
5.88%, 12/15/2027(b) 1,250,000 1,378,413
Machinery 1.0%
BCD Acquisition, Inc. ,
9.63%, 9/15/2023(b) 4,372,000 4,479,464
GrafTech Finance, Inc. ,
4.63%, 12/15/2028(b) 5,500,000 5,568,750
Terex Corp. ,
5.63%, 2/1/2025(b) 1,450,000 1,484,437
11,532,651
Media 1.3%
Comcast Cable
Communications Holdings,
Inc. ,
9.46%, 11/15/2022 4,050,000 4,707,632
Comcast Cable Holdings LLC ,
9.88%, 6/15/2022 1,165,000 1,305,131
Comcast Corp. ,
3.95%, 10/15/2025 8,350,000 9,519,402
15,532,165
Metals & Mining 0.8%
Alcoa Nederland Holding BV ,
6.75%, 9/30/2024(b) 20,000 20,750
Allegheny Ludlum LLC ,
6.95%, 12/15/2025 2,000,000 2,170,000
Cleveland-Cliffs, Inc. ,
5.88%, 6/1/2027 1,000,000 1,037,500
First Quantum Minerals Ltd. ,
6.88%, 10/15/2027(b) 4,000,000 4,314,720
Kaiser Aluminum Corp. ,
6.50%, 5/1/2025(b) 2,100,000 2,241,750
9,784,720
Multiline Retail 0.8%
Dillard's, Inc. ,
7.75%, 7/15/2026 4,595,000 5,205,042
Nordstrom, Inc. ,
8.75%, 5/15/2025(b) 2,000,000 2,238,078
4.38%, 4/1/2030 2,750,000 2,745,163
10,188,283
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities 0.7%
Dominion Energy, Inc. ,
Series D, (ICE LIBOR USD
3 Month + 0.53%), 0.75%,
9/15/2023(c) 5,000,000 5,010,821
Series C, 3.38%, 4/1/2030 3,350,000 3,741,478
8,752,299
Oil, Gas & Consumable Fuels 5.4%
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 3,500,000 3,895,705
Enviva Partners LP ,
6.50%, 1/15/2026(b) 2,500,000 2,633,875
Genesis Energy LP ,
8.00%, 1/15/2027 1,150,000 1,092,845
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(b) 3,300,000 3,424,740
HollyFrontier Corp. ,
5.88%, 4/1/2026 8,000,000 9,077,531
Marathon Petroleum Corp. ,
4.50%, 5/1/2023 11,000,000 11,901,057
5.00%, 9/15/2054 1,450,000 1,631,409
NuStar Logistics LP ,
6.00%, 6/1/2026 1,593,000 1,692,562
ONEOK Partners LP ,
6.85%, 10/15/2037 5,793,000 7,510,236
PBF Holding Co. LLC ,
7.25%, 6/15/2025 2,250,000 1,493,156
Phillips 66 ,
3.70%, 4/6/2023 2,000,000 2,133,975
Tengizchevroil Finance Co.
International Ltd. ,
4.00%, 8/15/2026(b) 3,000,000 3,287,760
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 1,565,000 2,159,488
Valero Energy Corp. ,
(ICE LIBOR USD 3
Month + 1.15%), 1.37%,
9/15/2023(c) 5,000,000 5,016,558
8.75%, 6/15/2030 2,500,000 3,479,735
7.50%, 4/15/2032 2,641,000 3,684,115
64,114,747
Paper & Forest Products 0.3%
Louisiana-Pacific Corp. ,
4.88%, 9/15/2024 3,000,000 3,075,000
Pharmaceuticals 0.4%
Bausch Health Cos., Inc. ,
5.00%, 1/30/2028(b) 1,500,000 1,545,450
Pfizer, Inc. ,
3.60%, 9/15/2028 3,070,000 3,555,216
5,100,666
Professional Services 0.3%
ASGN, Inc. ,
4.63%, 5/15/2028(b) 3,000,000 3,101,760

Nationwide Core Plus Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Real Estate Management & Development 0.4%
Forestar Group, Inc. ,
5.00%, 3/1/2028(b) 2,500,000 2,606,250
Realogy Group LLC ,
5.75%, 1/15/2029(b) 2,000,000 2,042,500
4,648,750
Road & Rail 0.2%
Ashtead Capital, Inc. ,
5.25%, 8/1/2026(b) 2,000,000 2,111,660
Semiconductors & Semiconductor Equipment 1.3%
Broadcom, Inc. ,
4.70%, 4/15/2025 2,000,000 2,282,964
Microchip Technology, Inc. ,
0.97%, 2/15/2024(b) 10,000,000 10,007,712
NVIDIA Corp. ,
3.20%, 9/16/2026 592,000 664,563
NXP BV ,
2.70%, 5/1/2025(b) 2,000,000 2,141,028
15,096,267
Software 1.7%
Citrix Systems, Inc. ,
4.50%, 12/1/2027 4,000,000 4,676,349
Infor, Inc. ,
1.75%, 7/15/2025(b) 2,000,000 2,064,693
Oracle Corp. ,
2.80%, 4/1/2027 4,720,000 5,158,583
VMware, Inc. ,
4.50%, 5/15/2025 8,000,000 9,077,539
20,977,164
Specialty Retail 2.3%
AutoZone, Inc. ,
4.00%, 4/15/2030 2,000,000 2,333,967
Carvana Co. ,
5.63%, 10/1/2025(b) 7,000,000 7,230,300
5.88%, 10/1/2028(b) 2,880,000 2,991,600
Foot Locker, Inc. ,
8.50%, 1/15/2022 6,790,000 7,197,400
Home Depot, Inc. (The) ,
3.30%, 4/15/2040 1,885,000 2,132,186
Murphy Oil USA, Inc. ,
3.75%, 2/15/2031(b) 500,000 500,000
O'Reilly Automotive, Inc. ,
4.20%, 4/1/2030 1,180,000 1,397,030
Ross Stores, Inc. ,
4.70%, 4/15/2027 3,517,000 4,128,073
27,910,556
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC ,
5.45%, 6/15/2023(b) 1,775,000 1,949,865
Seagate HDD Cayman ,
3.13%, 7/15/2029(b) 1,000,000 968,800
4.13%, 1/15/2031(b) 3,000,000 3,142,650
6,061,315
Corporate Bonds
Principal
Amount ($) Value ($)
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc. ,
4.13%, 7/15/2027 2,070,000 2,233,054
Trading Companies & Distributors 0.6%
Fortress Transportation and
Infrastructure Investors LLC ,
6.75%, 3/15/2022(b) 2,043,000 2,043,000
9.75%, 8/1/2027(b) 2,000,000 2,261,400
Herc Holdings, Inc. ,
5.50%, 7/15/2027(b) 3,000,000 3,162,600
7,467,000
Water Utilities 0.4%
American Water Capital Corp. ,
2.95%, 9/1/2027 4,583,000 5,095,346
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(b) 2,000,000 2,192,391
Total Corporate Bonds
(cost $627,229,039)
663,103,897
Mortgage-Backed Securities 19.9%
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 19 20
Pool# C91768
3.50%, 7/1/2034 3,671,673 3,992,070
Pool# G30692
3.50%, 8/1/2034 4,759,428 5,173,313
Pool# G30782
3.50%, 2/1/2035 1,313,765 1,428,261
Pool# C91846
3.00%, 9/1/2035 1,195,826 1,268,754
Pool# C91859
3.50%, 12/1/2035 1,321,245 1,436,177
Pool# C91868
3.50%, 4/1/2036 3,297,401 3,568,214
Pool# Q10392
3.50%, 8/1/2042 2,014,998 2,189,096
Pool# G08541
3.50%, 8/1/2043 2,846,980 3,091,209
Pool# G08554
3.50%, 10/1/2043 1,623,474 1,761,885
Pool# G08588
4.00%, 5/1/2044 1,230,098 1,343,692
Pool# G08702
3.50%, 4/1/2046 6,583,256 7,098,035
Pool# G08721
3.00%, 9/1/2046 4,395,467 4,664,348
Pool# G08726
3.00%, 10/1/2046 6,424,047 6,851,786
FHLMC UMBS Pool
Pool# RB5076
2.00%, 8/1/2040 11,817,920 12,225,092
Pool# SD0040
3.00%, 7/1/2049 4,479,416 4,710,762

14 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8016
3.00%, 10/1/2049 9,819,082 10,310,406
Pool# SD8037
2.50%, 1/1/2050 14,306,527 15,068,496
Pool# SD8036
3.00%, 1/1/2050 3,013,216 3,164,503
Pool# SD8090
2.00%, 9/1/2050 6,756,691 6,980,479
Pool# SD8092
3.00%, 9/1/2050 12,264,868 12,935,895
Pool# SD8098
2.00%, 10/1/2050 10,547,846 10,898,279
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 738,364 781,608
Pool# AL6591
3.00%, 9/1/2033 3,578,277 3,805,279
Pool# MA1608
3.50%, 10/1/2033 4,557,843 4,955,477
Pool# MA1982
3.50%, 8/1/2034 5,299,089 5,707,508
Pool# MA2610
3.00%, 5/1/2036 4,805,256 5,096,147
Pool# MA3697
3.00%, 7/1/2039 4,132,950 4,344,748
Pool# AE0311
3.50%, 8/1/2040 3,369,959 3,656,371
Pool# AB1845
4.00%, 11/1/2040 3,477,549 3,803,794
Pool# AJ9278
3.50%, 12/1/2041 3,624,275 3,937,053
Pool# AW8165
4.00%, 1/1/2042 2,639,583 2,894,351
Pool# AJ8414
4.00%, 2/1/2042 2,270,934 2,499,330
Pool# AU2592
3.50%, 8/1/2043 2,167,782 2,369,618
Pool# AX4312
3.50%, 2/1/2045 1,696,359 1,832,865
Pool# AZ7353
3.50%, 11/1/2045 2,513,869 2,706,703
Pool# AS6408
3.50%, 1/1/2046 3,960,963 4,263,608
Pool# AS8583
3.50%, 1/1/2047 6,845,596 7,345,337
Pool# MA3088
4.00%, 8/1/2047 1,767,647 1,910,974
Pool# CA1191
3.50%, 11/1/2047 4,434,249 4,729,510
Pool# MA3691
3.00%, 7/1/2049 7,001,937 7,367,392
Pool# MA3744
3.00%, 8/1/2049 4,237,826 4,460,767
Pool# MA3870
2.50%, 12/1/2049 6,633,002 6,986,371
Pool# MA3905
3.00%, 1/1/2050 5,476,288 5,763,196
Pool# BP8608
2.50%, 6/1/2050 15,854,623 16,709,286
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BP7293
2.50%, 8/1/2050 9,901,380 10,435,151
Total Mortgage-Backed Securities
(cost $230,719,587)
238,523,216
Municipal Bonds 1.1%
California 0.5%
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
A, 3.47%, 11/1/2043 5,000,000 5,385,450
Virginia 0.6%
Montgomery County
Economic Development
Authority, RB, Series B,
3.04%, 6/1/2033 1,000,000 1,072,730
Virginia College Building
Authority, RB, Series B,
2.17%, 2/1/2034 6,215,000 6,229,295
7,302,025
Total Municipal Bonds
(cost $12,270,466)
12,687,475
U.S. Treasury Obligations 12.0%
U.S. Treasury Bonds
1.38%, 11/15/2040 19,370,000 18,455,978
1.25%, 5/15/2050 11,000,000 9,520,156
1.38%, 8/15/2050 13,900,000 12,420,953
U.S. Treasury Notes
2.75%, 2/15/2024 12,500,000 13,473,144
2.38%, 8/15/2024 10,000,000 10,755,078
2.50%, 1/31/2025 5,000,000 5,438,477
1.38%, 8/31/2026 7,500,000 7,847,754
2.00%, 11/15/2026 10,000,000 10,816,797
0.50%, 4/30/2027 19,345,000 19,180,265
1.63%, 8/15/2029 23,250,000 24,559,629
0.88%, 11/15/2030 12,050,000 11,824,063
Total U.S. Treasury Obligations
(cost $143,850,283)
144,292,294
Preferred Stocks 0.7%
Shares
Consumer Finance 0.0%
†
SquareTwo Financial Canada
Corp., 0.00% *^∞(g)(h) 355 0
Insurance 0.5%
Enstar Group Ltd., 7.00%,
3/1/2024(g) 140,000 3,757,600

Nationwide Core Plus Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 15
Preferred Stocks
Shares Value ($)
Insurance
Maiden Holdings North
America Ltd., 7.75%,
12/1/2043(g) 75,000 1,702,500
PartnerRe Ltd., 7.25%,
4/29/2021(g) 31,383 808,112
6,268,212
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Two Harbors Investment
Corp., (ICE LIBOR USD 3
Month + 5.35%), 7.63%,
7/27/2027(c)(g) 100,000 2,330,000
Thrifts & Mortgage Finance 0.0%
†
FHLMC, (ICE LIBOR
USD 3 Month + 4.16%,
7.88% Floor), 8.38%,
12/31/2022(c)(g) 35,000 193,200
Total Preferred Stocks
(cost $9,567,325)
8,791,412
Short-Term Investment 0.2%
Shares
Money Market Fund 0.2%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class,0.01%( i )(j) 2,190,994 2,190,994
Total Short-Term Investment
(cost $2,190,994)
2,190,994
Total Investments
(cost $1,090,361,931) — 94.8%
1,135,351,967
Other assets in excess of
liabilities — 5.2% 62,803,177
NET ASSETS — 100.0%
$ 1,198,155,144
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2021.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at January 31, 2021 was
$179,276,817 which represents 14.96% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2021.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2021. The maturity date reflects the next call date.
(e) The security or a portion of this security is on loan at January
31, 2021. The total value of securities on loan at January 31,
2021 was $2,103,354, which was collateralized by cash used
to purchase a money market fund with a value of $2,190,994.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2021.
(g) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of January 31, 2021.
(h) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
( i ) Represents 7-day effective yield as of January 31, 2021.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2021 was $2,190,994.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

16 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Core Plus Bond Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 21,696,468 $ – $ 21,696,468
Collateralized Mortgage Obligations – 5,975,436 – 5,975,436
Commercial Mortgage-Backed Securities – 38,090,775 – 38,090,775
Corporate Bonds – 663,103,897 – 663,103,897
Mortgage-Backed Securities – 238,523,216 – 238,523,216
Municipal Bonds – 12,687,475 – 12,687,475
  Preferred Stocks
Consumer Finance – – – –
Insurance 6,268,212 – – 6,268,212
Mortgage Real Estate Investment Trusts
(REITs) 2,330,000 – – 2,330,000
Thrifts & Mortgage Finance 193,200 – – 193,200
Total Preferred Stocks $ 8,791,412 $ – $ – $ 8,791,412
Short-Term Investment 2,190,994 – – 2,190,994

Nationwide Core Plus Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 17
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
U.S. Treasury Obligations $ – $ 144,292,294 $ – $ 144,292,294
Total $ 10,982,406 $ 1,124,369,561 $ – $ 1,135,351,967
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended January 31, 2021, the Fund held one preferred stock investment that was categorized as Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Inflation-Protected Securities Fund
Asset-Backed Securities 4.8%
Principal
Amount ($) Value ($)
Other 4.8%
CCG Receivables Trust,
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 3,042,149 3,088,716
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 1,900,000 1,910,827
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 252,208
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 252,191
NRZ Advance Receivables
Trust, Series 2020-
T3, Class AT3, 1.32%,
10/15/2052(a) 400,000 401,722
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,290,922
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 2,800,000 2,908,640
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 2,820,000 3,093,720
Total Asset-Backed Securities
(cost $13,184,468)
13,198,946
Collateralized Mortgage Obligations 0.6%
FHLMC REMICS
Series 1684, Class I, 6.50%,
3/15/2024 67,079 72,037
Series 2296, Class H,
6.50%, 3/15/2031 14 15
FNMA REMICS
Series 1993-16, Class Z,
7.50%, 2/25/2023 3,231 3,366
Series 1993-226, Class PK,
6.00%, 12/25/2023 33,622 35,230
Series 2013-59, Class MX,
2.50%, 9/25/2042 1,423,309 1,484,847
Total Collateralized Mortgage Obligations
(cost $1,546,212)
1,595,495
Commercial Mortgage-Backed Security 0.0%
†
FNMA REMICS, Series
1998-73, Class MZ, 6.30%,
10/17/2038 78,814 78,809
Total Commercial Mortgage-Backed Security
(cost $79,123) 78,809
Mortgage-Backed Securities 0.8%
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,410,699 1,541,325
Pool# 773298
3.78%, 4/1/2035(b) 466,077 465,138
Pool# 745769
2.65%, 7/1/2036(b) 167,923 169,507
Pool# 813605
3.67%, 7/1/2036(b) 63,524 63,440
Total Mortgage-Backed Securities
(cost $2,146,394)
2,239,410
U.S. Government Agency Securities 3.9%
FFCB, 2.43%, 9/13/2027 3,000,000 3,311,741
FHLB
5.37%, 9/9/2024 2,615,000 3,098,934
3.00%, 3/12/2027 2,000,000 2,285,820
Ukraine Government AID
Bond, 1.47%, 9/29/2021 2,000,000 2,016,012
Total U.S. Government Agency Securities
(cost $9,901,842)
10,712,507
U.S. Treasury Obligations 88.3%
U.S. Treasury Inflation Linked
Bonds
2.38%, 1/15/2025 (c) 11,300,000 18,356,253
1.75%, 1/15/2028 (c) 4,800,000 7,366,940
3.63%, 4/15/2028 (c) 5,000,000 11,132,832
2.50%, 1/15/2029 (c) 4,750,000 7,594,594
3.88%, 4/15/2029 (c) 3,300,000 7,557,371
2.13%, 2/15/2041 (c) 7,375,000 13,637,159
0.75%, 2/15/2042 (c) 11,750,000 17,076,404
0.63%, 2/15/2043 (c) 15,350,000 21,458,952
0.75%, 2/15/2045 (c) 1,000,000 1,411,062
1.00%, 2/15/2046 (c) 2,500,000 3,698,474
0.88%, 2/15/2047 (c) 5,000,000 7,146,230
U.S. Treasury Inflation Linked
Notes
0.13%, 4/15/2021 (c) 10,000,000 11,055,143
0.13%, 1/15/2022 (c)(d) 5,000,000 5,865,896
0.50%, 4/15/2024 (c) 19,500,000 21,724,468
0.13%, 4/15/2025 (c) 9,000,000 9,843,632
0.38%, 7/15/2025 (c) 12,000,000 14,581,553
0.63%, 1/15/2026 (c) 17,500,000 21,553,068
0.13%, 7/15/2026 (c) 3,000,000 3,611,068
0.38%, 1/15/2027 (c) 10,250,000 12,423,363
0.38%, 7/15/2027 (c) 4,750,000 5,732,161
0.50%, 1/15/2028 (c) 5,000,000 6,026,424
0.75%, 7/15/2028 (c) 4,000,000 4,861,097
0.88%, 1/15/2029 (c) 2,500,000 3,043,893
0.25%, 7/15/2029 (c) 4,000,000 4,624,340

Nationwide Inflation-Protected Securities Fund - January 31, 2021 (Unaudited) - Statement of Investments - 19
g
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Notes
0.13%, 1/15/2030 (c) 1,000,000 1,132,429
Total U.S. Treasury Obligations
(cost $215,614,566)
242,514,806
Total Investments
(cost $242,472,605) — 98.4%
270,339,973
Other assets in excess of
liabilities — 1.6% 4,482,120
NET ASSETS — 100.0%
$ 274,822,093
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at January 31, 2021 was
$13,198,946 which represents 4.80% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2021.
(c) Principal amounts are not adjusted for inflation.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
Futures contracts outstanding as of January 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note 88 3/2021 USD 13,536,875 (262,916)
U.S. Treasury Ultra Bond 8 3/2021 USD 1,637,750 (96,519)
(359,435)
Short Contracts
U.S. Treasury Long Bond (150) 3/2021 USD (25,307,813) 780,936
780,936
421,501
Currency:
USD United States Dollar

20 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Inflation-Protected Securities Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 13,198,946 $ – $ 13,198,946
Collateralized Mortgage Obligations – 1,595,495 – 1,595,495
Commercial Mortgage-Backed Security – 78,809 – 78,809
Futures Contracts 780,936 – – 780,936
Mortgage-Backed Securities – 2,239,410 – 2,239,410
U.S. Government Agency Securities – 10,712,507 – 10,712,507
U.S. Treasury Obligations – 242,514,806 – 242,514,806
Total Assets $ 780,936 $ 270,339,973 $ – $ 271,120,909
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (359,435) $ – $ – $ (359,435)
Total Liabilities $ (359,435) $ – $ – $ (359,435)
Total $ 421,501 $ 270,339,973 $ – $ 270,761,474
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Inflation-Protected Securities Fund - January 31, 2021 (Unaudited) - Statement of Investments - 21
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2021:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 780,936
Total $ 780,936
Liabilities: s
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (359,435)
Total $ (359,435)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities 5.6%
Principal
Amount ($) Value ($)
Automobiles 4.4%
American Credit Acceptance
Receivables Trust
Series 2020-2, Class B,
2.48%, 9/13/2024(a) 275,000 281,419
Series 2021-1, Class B,
0.61%, 3/13/2025(a) 65,000 65,063
Series 2019-4, Class C,
2.69%, 12/12/2025(a) 700,000 715,138
Series 2020-4, Class C,
1.31%, 12/14/2026(a) 865,000 871,575
Americredit Automobile
Receivables Trust
Series 2019-1, Class A3,
2.97%, 11/20/2023 538,303 545,032
Series 2019-2, Class B,
2.54%, 7/18/2024 2,180,000 2,243,544
AmeriCredit Automobile
Receivables Trust
Series 2020-2, Class B,
0.97%, 2/18/2026 160,000 161,859
Series 2020-3, Class C,
1.06%, 8/18/2026 350,000 354,667
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 980,000 1,060,841
CPS Auto Receivables Trust,
Series 2018-A, Class C,
3.05%, 12/15/2023(a) 70,709 70,982
Credit Acceptance Auto Loan
Trust
Series 2018-2A, Class A,
3.47%, 5/17/2027(a) 289,275 290,632
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 330,000 338,673
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 680,000 689,790
Series 2020-3A, Class B,
1.77%, 12/17/2029(a) 660,000 674,620
Drive Auto Receivables Trust,
Series 2019-3, Class B,
2.65%, 2/15/2024 995,000 1,004,971
DT Auto Owner Trust
Series 2018-2A, Class C,
3.67%, 3/15/2024(a) 193,443 193,965
Series 2019-1A, Class C,
3.61%, 11/15/2024(a) 540,000 549,436
Series 2019-2A, Class C,
3.18%, 2/18/2025(a) 235,000 239,774
Series 2021-1A, Class B,
0.62%, 9/15/2025(a) 160,000 160,115
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 300,000 315,046
Exeter Automobile
Receivables Trust
Series 2020-1A, Class B,
2.26%, 4/15/2024(a) 300,000 303,443
Series 2021-1A, Class B,
0.50%, 2/18/2025 625,000 624,887
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 405,000 424,148
Flagship Credit Auto Trust
Series 2018-2, Class B,
3.56%, 5/15/2023(a) 1,545,298 1,560,115
Series 2018-4, Class B,
3.88%, 10/16/2023(a) 380,000 388,674
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 230,000 235,784
Series 2020-2, Class C,
3.80%, 4/15/2026(a) 65,000 69,574
Series 2020-4, Class C,
1.28%, 2/16/2027(a) 120,000 121,864
Ford Credit Auto Owner Trust,
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,900,000 2,087,943
GLS Auto Receivables Issuer
Trust
Series 2019-2A, Class A,
3.06%, 4/17/2023(a) 115,864 116,575
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 425,000 436,777
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 430,000 432,398
GLS Auto Receivables Trust,
Series 2018-3A, Class B,
3.78%, 8/15/2023(a) 541,867 550,036
GM Financial Consumer
Automobile Receivables
Trust, Series 2020-2, Class
A3, 1.49%, 12/16/2024 275,000 279,960
GMF Floorplan Owner
Revolving Trust, Series
2020-1, Class A, 0.68%,
8/15/2025(a) 310,000 312,263
NextGear Floorplan Master
Owner Trust
Series 2018-1A, Class A2,
3.22%, 2/15/2023(a) 1,060,000 1,061,310
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 845,000 865,325
Series 2020-1A, Class A2,
1.55%, 2/15/2025(a) 100,000 102,346
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 385,000 414,365
Santander Drive Auto
Receivables Trust
Series 2019-2, Class C,
2.90%, 10/15/2024 1,035,000 1,059,334
Series 2020-2, Class B,
0.96%, 11/15/2024 320,000 322,231
Series 2018-5, Class C,
3.81%, 12/16/2024 221,637 223,689
Series 2020-4, Class C,
1.01%, 1/15/2026 680,000 688,176

Nationwide Loomis Core Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 23
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 405,000 416,877
Westlake Automobile
Receivables Trust
Series 2019-1A, Class B,
3.26%, 10/17/2022(a) 394,205 396,173
Series 2019-2A, Class B,
2.62%, 7/15/2024(a) 1,495,000 1,512,174
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 370,000 379,112
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 305,000 308,243
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 545,000 546,763
27,067,701
Other 0.8%
Onemain Financial Issuance
Trust, Series 2018-
1A, Class A, 3.30%,
3/14/2029(a) 3,585,000 3,609,480
Planet Fitness Master Issuer
LLC, Series 2018-1A, Class
A2II, 4.67%, 9/5/2048(a) 909,075 899,652
SCF Equipment Leasing LLC,
Series 2018-1A, Class A2,
3.63%, 10/20/2024(a) 256,858 258,087
SoFi Consumer Loan Program
Trust, Series 2018-2, Class
A2, 3.35%, 4/26/2027(a) 84,537 84,680
4,851,899
Student Loan 0.4%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 526,168 554,608
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 580,786 588,439
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 520,000 536,186
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 249,281 251,708
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 586,120 599,000
2,529,941
Total Asset-Backed Securities
(cost $33,682,680)
34,449,541
Collateralized Mortgage Obligations 9.9%
Principal
Amount ($) Value ($)
FHLMC REMICS
Series 3747, Class CY,
4.50%, 10/15/2040 1,000,000 1,179,567
Series 3934, Class KB,
5.00%, 10/15/2041 1,000,000 1,180,989
Series 5065, Class HI, IO,
5.07%, 4/15/2042(b) 2,885,912 582,082
Series 5065, Class EI, IO,
5.40%, 11/25/2044(b) 655,710 145,911
FNMA REMICS
Series 2010-92, Class B,
4.50%, 8/25/2030 1,500,000 1,780,128
Series 2017-82, Class FG,
0.38%, 11/25/2032(b) 13,150,667 13,163,669
Series 2004-29, Class PS,
IO, 7.45%, 5/25/2034(b) 1,710,692 405,642
Series 2004-37, Class AL,
4.50%, 6/25/2034 1,100,000 1,311,960
Series 2016-32, Class SA,
IO, 5.97%, 10/25/2034(b) 8,589,918 1,546,478
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 3,070,000 503,576
Series 2010-57, Class SA,
IO, 6.32%, 6/25/2040(b) 2,477,842 472,879
Series 2010-63, Class SA,
IO, 6.35%, 6/25/2040(b) 2,123,251 406,423
Series 2010-118, Class SN,
IO, 6.47%, 10/25/2040(b) 10,901,132 2,396,980
Series 2013-18, Class FB,
0.48%, 10/25/2041(b) 473,566 474,815
Series 2012-14, Class Z,
4.00%, 3/25/2042 806,831 893,562
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 527,474 74,637
Series 2016-40, Class GA,
2.66%, 7/25/2046(b) 580,324 608,233
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 568,899 45,702
Series 2018-4, Class FM,
0.45%, 2/25/2048(b) 638,164 639,918
Series 2019-31, Class FA,
0.53%, 7/25/2049(b) 2,311,136 2,322,826
Series 2019-81, Class FJ,
0.63%, 1/25/2050(b) 1,576,989 1,592,259
GNMA REMICS
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 3,258,795 4,258,359
Series 2019-21, Class , IO,
4.50%, 2/20/2049 7,629,179 1,050,333
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 2,547,756 198,623
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 856,526 53,096
Series 2012-H20, Class PT,
0.97%, 7/20/2062(b) 798,745 797,686
Series 2018-H02, Class ZJ,
4.29%, 10/20/2064(b) 512,854 577,201
Series 2017-H12, Class EZ,
4.55%, 6/20/2066(b) 601,117 671,871

24 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Loomis Core Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2017-H13, Class JZ,
4.62%, 5/20/2067(b) 250,567 271,241
Series 2017-H22, Class FD,
0.35%, 11/20/2067(b) 175,153 174,720
Series 2017-H25, Class FD,
0.30%, 12/20/2067(b) 183,834 183,248
Series 2019-H01, Class FT,
0.55%, 10/20/2068(b) 8,568,584 8,569,908
Series 2019-H07, Class BZ,
4.25%, 1/20/2069(b) 3,994,954 4,960,065
Series 2019-H05, Class FT,
0.54%, 4/20/2069(b) 5,749,620 5,755,899
Series 2019-H13, Class FT,
0.56%, 8/20/2069(b) 914,232 913,422
Series 2019-H18, Class DF,
0.55%, 10/20/2069(b) 835,309 835,450
Total Collateralized Mortgage Obligations
(cost $58,126,822)
60,999,358
Commercial Mortgage-Backed Securities 6.5%
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 1,112,237
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 2,171,717
BBCMS Mortgage Trust ,
Series 2020-BID, Class A,
2.27%, 10/15/2037(a)(b) 1,095,000 1,099,116
Citigroup Commercial
Mortgage Trust , Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 1,014,006
COMM Mortgage Trust ,
Series 2013-CR6, Class A4,
3.10%, 3/10/2046 4,450,000 4,614,681
Commercial Mortgage Pass-
Through Certificates , Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 105,000 101,800
CSAIL Commercial Mortgage
Trust , Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 838,754
CSMC OA LLC , Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 530,000 561,292
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.59%, 1/25/2030(b) 484,696 61,386
Series K157, Class X1, IO,
0.02%, 8/25/2033(b) 9,478,375 60,758
Series K-1513, Class X1,
IO, 0.86%, 8/25/2034(b) 978,962 85,704
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 2.06%, 6/25/2028(b) 1,021,081 103,344
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA ACES REMICS
Series 2020-M43, Class X1,
IO, 2.14%, 8/25/2034(b) 6,404,912 977,169
Series 2020-M36, Class X1,
IO, 1.47%, 9/25/2034(b) 992,301 107,876
FNMA Multifamily REMIC
Trust REMICS, Series
2020-M37, Class X, IO,
1.14%, 4/25/2032(b) 1,428,141 112,662
GNMA REMICS
Series 2018-82, Class , IO,
0.45%, 5/16/2058(b) 17,467,173 779,301
Series 2020-179, Class , IO,
1.00%, 9/16/2062(b) 3,073,780 272,918
Series 2020-128, Class , IO,
0.99%, 10/16/2062(b) 1,591,965 137,510
Series 2021-12, Class , IO,
1.03%, 3/16/2063(b) 3,685,000 330,093
Series 2021-10, Class , IO,
1.00%, 5/16/2063(b) 790,000 70,820
GS Mortgage Securities Corp.
Trust , Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(b) 235,000 237,835
GS Mortgage Securities Trust
Series 2014-GC18, Class
A4, 4.07%, 1/10/2047 4,139,865 4,490,864
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 456,743
Hudsons Bay Simon JV Trust ,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 1,816,362
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2013-C11, Class A4,
4.15%, 8/15/2046(b) 1,130,000 1,209,388
Starwood Retail Property
Trust , Series 2014-
STAR, Class A, 1.60%,
11/15/2027(a)(b) 655,893 485,361
UBS-Barclays Commercial
Mortgage Trust
Series 2013-C5, Class A4,
3.18%, 3/10/2046 6,270,000 6,535,122
Series 2013-C6, Class A4,
3.24%, 4/10/2046 4,440,000 4,657,804
Wells Fargo Commercial
Mortgage Trust , Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 1,505,000 1,615,740
WFRBS Commercial
Mortgage Trust , Series
2014-C19, Class A5, 4.10%,
3/15/2047 3,490,000 3,837,234
Total Commercial Mortgage-Backed
Securities
(cost $38,843,013) 39,955,597

Nationwide Loomis Core Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 25
Corporate Bonds 40.7%
Principal
Amount ($) Value ($)
Aerospace & Defense 0.4%
Boeing Co. (The) ,
3.63%, 2/1/2031 1,390,000 1,498,059
Raytheon Technologies Corp. ,
4.50%, 6/1/2042 630,000 799,792
2,297,851
Airlines 0.2%
Southwest Airlines Co. ,
5.13%, 6/15/2027 1,020,000 1,207,887
Automobiles 1.3%
BMW US Capital LLC ,
1.85%, 9/15/2021(a) 1,090,000 1,099,230
Hyundai Capital America ,
3.95%, 2/1/2022(a) 1,320,000 1,362,326
3.00%, 2/10/2027(a) 665,000 719,159
1.80%, 1/10/2028(a) 935,000 931,384
Nissan Motor Co. Ltd. ,
4.35%, 9/17/2027(a) 1,405,000 1,551,504
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 490,000 536,853
1.25%, 11/24/2025(a) 1,830,000 1,839,765
8,040,221
Banks 10.8%
ANZ New Zealand Int'l Ltd. ,
1.90%, 2/13/2023(a) 1,415,000 1,457,592
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 2,800,000 2,819,769
Bank of America Corp. ,
(SOFR + 1.15%), 1.32%,
6/19/2026(c) 1,825,000 1,847,206
(ICE LIBOR USD 3
Month + 1.32%), 4.08%,
4/23/2040(c) 570,000 676,275
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 620,000 678,960
Bank of Montreal ,
1.85%, 5/1/2025 330,000 344,750
Bank of New Zealand ,
2.00%, 2/21/2025(a) 2,080,000 2,186,681
Bank of Nova Scotia (The) ,
1.63%, 5/1/2023 2,505,000 2,573,356
Banque Federative du Credit
Mutuel SA ,
3.75%, 7/20/2023(a) 765,000 825,817
2.38%, 11/21/2024(a) 985,000 1,047,830
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(c) 945,000 984,165
(ICE LIBOR USD 3 Month +
1.61%), 3.93%, 5/7/2025(c) 545,000 595,684
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(c) 525,000 559,854
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
BNP Paribas SA,
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(c) 1,270,000 1,327,747
(SOFR + 1.00%), 1.32%,
1/13/2027(a)(c) 1,135,000 1,138,360
Citibank NA ,
(ICE LIBOR USD 3
Month + 0.60%), 2.84%,
5/20/2022(c) 745,000 750,737
Citigroup, Inc. ,
(SOFR + 2.75%), 3.11%,
4/8/2026(c) 535,000 580,710
Citizens Financial Group, Inc. ,
3.25%, 4/30/2030 300,000 333,382
Comerica, Inc. ,
3.70%, 7/31/2023 570,000 614,116
Cooperatieve Rabobank UA ,
2.75%, 1/10/2023 460,000 481,887
Credit Agricole SA ,
3.75%, 4/24/2023(a) 1,365,000 1,463,347
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(c) 1,395,000 1,439,460
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,910,000 2,056,055
DNB Bank ASA ,
2.15%, 12/2/2022(a) 730,000 754,474
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 0.85%),
1.13%, 9/16/2026(a)(c) 1,990,000 1,999,901
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(c) 1,005,000 1,037,694
(SOFR + 1.46%), 1.51%,
6/1/2024(c) 2,510,000 2,568,878
(SOFR + 1.07%), 0.00%,
2/4/2032(c) 1,680,000 1,680,777
(SOFR + 1.51%), 2.53%,
11/19/2041(c) 1,995,000 1,977,063
KeyCorp ,
2.25%, 4/6/2027 965,000 1,028,547
Lloyds Banking Group plc ,
4.05%, 8/16/2023 905,000 983,178
National Australia Bank Ltd. ,
3.70%, 11/4/2021 1,675,000 1,716,573
Natwest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(c) 880,000 950,788
NatWest Markets plc ,
3.63%, 9/29/2022(a) 1,920,000 2,019,828
Royal Bank of Canada ,
1.15%, 6/10/2025 2,575,000 2,614,490
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 1,475,000 1,604,816
Santander UK plc ,
(ICE LIBOR USD 3 Month +
0.62%), 0.85%, 6/1/2021(c) 425,000 425,807

26 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander UK plc,
2.88%, 6/18/2024 980,000 1,052,737
Societe Generale SA ,
2.63%, 1/22/2025(a) 850,000 896,775
1.38%, 7/8/2025(a) 1,080,000 1,097,284
Standard Chartered plc ,
(ICE LIBOR USD 3
Month + 1.56%), 3.79%,
5/21/2025(a)(c) 1,015,000 1,104,161
(ICE LIBOR USD 3
Month + 1.21%), 2.82%,
1/30/2026(a)(c) 1,400,000 1,484,188
Sumitomo Mitsui Financial
Group, Inc. ,
2.78%, 7/12/2022 350,000 362,285
Svenska Handelsbanken AB ,
3.90%, 11/20/2023 1,035,000 1,137,003
Toronto-Dominion Bank (The) ,
0.75%, 9/11/2025 1,895,000 1,892,069
Truist Financial Corp. ,
3.05%, 6/20/2022 1,620,000 1,679,093
2.50%, 8/1/2024 560,000 596,828
1.13%, 8/3/2027 655,000 655,940
UniCredit SpA ,
3.75%, 4/12/2022(a) 1,730,000 1,786,976
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 1,090,000 1,105,032
US Bancorp ,
1.45%, 5/12/2025 2,535,000 2,617,642
Wells Fargo & Co. ,
(SOFR + 2.00%), 2.19%,
4/30/2026(c) 635,000 664,572
(SOFR + 2.10%), 2.39%,
6/2/2028(c) 710,000 749,267
67,028,406
Beverages 0.3%
Brown-Forman Corp. ,
3.50%, 4/15/2025 390,000 430,125
Pernod Ricard International
Finance LLC ,
2.75%, 10/1/2050(a) 1,415,000 1,366,778
1,796,903
Biotechnology 0.1%
Regeneron Pharmaceuticals,
Inc. ,
2.80%, 9/15/2050 665,000 621,429
Capital Markets 4.3%
Ares Capital Corp. ,
3.25%, 7/15/2025 1,310,000 1,385,563
3.88%, 1/15/2026 90,000 96,865
2.15%, 7/15/2026 650,000 645,116
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 1,135,000 1,180,125
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Charles Schwab Corp. (The) ,
1.65%, 3/11/2031 1,720,000 1,695,477
Credit Suisse Group AG ,
(SOFR + 2.04%), 2.19%,
6/5/2026(a)(c) 1,650,000 1,715,329
Deutsche Bank AG ,
(SOFR + 2.58%), 3.96%,
11/26/2025(c) 665,000 728,249
(SOFR + 1.87%), 2.13%,
11/24/2026(c) 965,000 979,237
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 560,000 590,165
E*TRADE Financial Corp. ,
2.95%, 8/24/2022 1,075,000 1,114,732
FS KKR Capital Corp. ,
4.13%, 2/1/2025 230,000 239,331
3.40%, 1/15/2026 865,000 866,820
Goldman Sachs BDC, Inc. ,
2.88%, 1/15/2026 885,000 906,687
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.79%), 1.09%,
12/9/2026(c) 1,670,000 1,674,918
Intercontinental Exchange,
Inc. ,
3.00%, 6/15/2050 640,000 647,611
JAB Holdings BV ,
2.20%, 11/23/2030(a) 325,000 321,435
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(d) 4,000,000 40,800
Macquarie Bank Ltd. ,
2.10%, 10/17/2022(a) 1,870,000 1,926,649
Macquarie Group Ltd. ,
(SOFR + 1.07%), 1.34%,
1/12/2027(a)(c) 765,000 769,634
Morgan Stanley ,
(SOFR + 1.43%), 2.80%,
1/25/2052(c) 1,055,000 1,048,149
Northern Trust Corp. ,
(ICE LIBOR USD 3 Month +
1.13%), 3.38%, 5/8/2032(c) 1,175,000 1,289,270
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 260,000 271,002
Owl Rock Capital Corp. ,
4.25%, 1/15/2026 895,000 949,071
3.40%, 7/15/2026 560,000 574,102
Owl Rock Technology Finance
Corp. ,
3.75%, 6/17/2026(a) 685,000 701,447
S&P Global, Inc. ,
2.30%, 8/15/2060 335,000 299,080
State Street Corp. ,
(ICE LIBOR USD 3
Month + 0.64%), 2.65%,
5/15/2023(c) 1,080,000 1,112,155
(SOFR + 2.60%), 2.90%,
3/30/2026(c) 495,000 536,467

Nationwide Loomis Core Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS AG ,
1.75%, 4/21/2022(a) 2,505,000 2,547,351
26,852,837
Chemicals 0.3%
Cabot Corp. ,
4.00%, 7/1/2029 625,000 678,100
DuPont de Nemours, Inc. ,
2.17%, 5/1/2023 840,000 845,372
1,523,472
Commercial Services & Supplies 0.1%
Waste Management, Inc. ,
1.50%, 3/15/2031 705,000 683,198
Communications Equipment 0.1%
Juniper Networks, Inc. ,
1.20%, 12/10/2025 400,000 403,204
Consumer Finance 3.0%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 1,235,000 1,294,559
1.75%, 1/30/2026 1,005,000 990,198
Ally Financial, Inc. ,
1.45%, 10/2/2023 2,095,000 2,129,311
American Express Co. ,
3.70%, 8/3/2023 1,005,000 1,084,782
American Honda Finance
Corp. ,
3.63%, 10/10/2023 575,000 623,859
2.15%, 9/10/2024 200,000 211,290
Avolon Holdings Funding Ltd. ,
3.63%, 5/1/2022(a) 87,000 88,962
4.25%, 4/15/2026(a) 1,285,000 1,387,286
2.75%, 2/21/2028(a) 495,000 484,065
Capital One Financial Corp. ,
3.90%, 1/29/2024 1,325,000 1,447,233
Caterpillar Financial Services
Corp. ,
0.80%, 11/13/2025 2,120,000 2,124,788
Ford Motor Credit Co. LLC ,
2.98%, 8/3/2022 1,400,000 1,415,750
Harley-Davidson Financial
Services, Inc. ,
4.05%, 2/4/2022(a) 400,000 413,823
3.35%, 6/8/2025(a) 535,000 577,620
John Deere Capital Corp. ,
2.60%, 3/7/2024 255,000 272,330
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 780,000 823,247
Toyota Motor Credit Corp. ,
1.15%, 8/13/2027 1,245,000 1,249,559
1.65%, 1/10/2031 1,990,000 1,977,292
18,595,954
Diversified Financial Services 1.2%
AIG Global Funding ,
0.90%, 9/22/2025(a) 1,010,000 1,009,033
Antares Holdings LP ,
3.95%, 7/15/2026(a) 545,000 546,456
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 815,000 869,268
GE Capital Funding LLC ,
4.05%, 5/15/2027(a) 1,775,000 2,027,266
Mitsubishi UFJ Lease &
Finance Co. Ltd. ,
2.65%, 9/19/2022(a) 1,400,000 1,441,762
National Rural Utilities
Cooperative Finance Corp. ,
4.30%, 3/15/2049 470,000 613,206
ORIX Corp. ,
3.25%, 12/4/2024 635,000 692,225
Pine Street Trust II ,
5.57%, 2/15/2049(a) 275,000 351,822
7,551,038
Diversified Telecommunication Services 0.4%
AT&T, Inc. ,
3.65%, 6/1/2051 1,125,000 1,128,511
Verizon Communications, Inc. ,
2.88%, 11/20/2050 1,430,000 1,377,133
2,505,644
Electric Utilities 2.2%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 1,335,000 1,577,501
American Electric Power Co.,
Inc. ,
Series J, 4.30%, 12/1/2028 1,000,000 1,180,945
3.25%, 3/1/2050 235,000 241,519
Duke Energy Corp. ,
0.90%, 9/15/2025 1,030,000 1,033,027
Entergy Corp. ,
0.90%, 9/15/2025 1,100,000 1,097,928
Entergy Texas, Inc. ,
3.45%, 12/1/2027 415,000 459,026
Eversource Energy ,
Series R, 1.65%, 8/15/2030 435,000 427,255
New England Power Co. ,
2.81%, 10/6/2050(a) 1,055,000 1,026,936
NextEra Energy Capital
Holdings, Inc. ,
2.25%, 6/1/2030 395,000 408,876
Ohio Power Co. ,
Series Q, 1.63%, 1/15/2031 795,000 799,921
Pacific Gas and Electric Co. ,
(ICE LIBOR USD 3
Month + 1.38%), 1.60%,
11/15/2021(c) 2,150,000 2,155,177
PacifiCorp ,
3.30%, 3/15/2051 215,000 236,917
Southern California Edison
Co. ,
Series 20C, 1.20%,
2/1/2026 1,035,000 1,042,448
Virginia Electric and Power
Co. ,
2.45%, 12/15/2050 730,000 695,132

28 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Vistra Operations Co. LLC ,
4.30%, 7/15/2029(a) 980,000 1,127,122
13,509,730
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.05%, 3/1/2025 230,000 241,653
Flex Ltd. ,
4.88%, 6/15/2029 425,000 499,160
740,813
Entertainment 0.1%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 855,000 783,757
Equity Real Estate Investment Trusts (REITs) 1.2%
Boston Properties LP ,
4.13%, 5/15/2021 1,475,000 1,476,906
Essex Portfolio LP ,
2.65%, 3/15/2032 135,000 142,070
Healthpeak Properties, Inc. ,
3.00%, 1/15/2030 425,000 462,275
National Health Investors, Inc. ,
3.00%, 2/1/2031 295,000 292,625
Office Properties Income
Trust ,
4.50%, 2/1/2025 1,395,000 1,487,069
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 405,000 443,434
3.38%, 2/1/2031 1,010,000 1,052,194
Piedmont Operating
Partnership LP ,
3.15%, 8/15/2030 650,000 658,793
Public Storage ,
0.88%, 2/15/2026 760,000 759,180
Simon Property Group LP ,
1.75%, 2/1/2028 800,000 803,914
7,578,460
Food & Staples Retailing 0.3%
Alimentation Couche-Tard,
Inc. ,
2.70%, 7/26/2022(a) 1,710,000 1,762,697
Food Products 0.3%
Bunge Ltd. Finance Corp. ,
4.35%, 3/15/2024 1,000,000 1,105,662
Mondelez International, Inc. ,
2.75%, 4/13/2030 715,000 772,799
1,878,461
Gas Utilities 0.2%
Atmos Energy Corp. ,
1.50%, 1/15/2031 985,000 973,812
Health Care Equipment & Supplies 0.4%
Abbott Laboratories ,
3.40%, 11/30/2023 1,508,000 1,628,123
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
DH Europe Finance II Sarl ,
2.20%, 11/15/2024 840,000 890,245
2,518,368
Health Care Providers & Services 0.9%
AmerisourceBergen Corp. ,
2.80%, 5/15/2030 545,000 587,552
Anthem, Inc. ,
4.10%, 3/1/2028 1,000,000 1,168,952
Centene Corp. ,
3.00%, 10/15/2030 990,000 1,035,490
Cigna Corp. ,
3.75%, 7/15/2023 605,000 652,662
4.50%, 2/25/2026 140,000 162,885
CVS Health Corp. ,
4.30%, 3/25/2028 381,000 447,572
1.88%, 2/28/2031 1,725,000 1,707,350
5,762,463
Hotels, Restaurants & Leisure 0.2%
Choice Hotels International,
Inc. ,
3.70%, 12/1/2029 160,000 174,203
3.70%, 1/15/2031 235,000 255,551
Marriott International, Inc. ,
Series Z, 4.15%, 12/1/2023 655,000 710,771
1,140,525
Household Durables 0.2%
Panasonic Corp. ,
2.54%, 7/19/2022(a) 975,000 1,002,089
Independent Power and Renewable Electricity Producers
0.6%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 795,000 864,340
1.38%, 1/15/2026(a) 1,265,000 1,270,102
Exelon Generation Co. LLC ,
4.25%, 6/15/2022 1,330,000 1,385,238
3,519,680
Insurance 3.3%
Aflac, Inc. ,
4.75%, 1/15/2049 355,000 482,095
American Financial Group,
Inc. ,
3.50%, 8/15/2026 1,075,000 1,185,234
American International Group,
Inc. ,
3.30%, 3/1/2021 1,560,000 1,560,000
Assurant, Inc. ,
4.20%, 9/27/2023 565,000 616,104
Athene Global Funding ,
1.20%, 10/13/2023(a) 1,180,000 1,193,406
2.55%, 11/19/2030(a) 920,000 929,266
Berkshire Hathaway Finance
Corp. ,
2.85%, 10/15/2050 950,000 974,124
Brighthouse Financial, Inc. ,
3.70%, 6/22/2027 138,000 152,072
4.70%, 6/22/2047 338,000 357,255

Nationwide Loomis Core Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Equitable Financial Life Global
Funding ,
1.40%, 8/27/2027(a) 1,155,000 1,159,956
Five Corners Funding Trust II ,
2.85%, 5/15/2030(a) 625,000 676,526
GA Global Funding Trust ,
1.63%, 1/15/2026(a) 500,000 506,958
Global Atlantic Fin Co. ,
4.40%, 10/15/2029(a) 355,000 390,377
Great-West Lifeco US Finance
2020 LP ,
0.90%, 8/12/2025(a) 1,225,000 1,224,125
Jackson National Life Global
Funding ,
3.88%, 6/11/2025(a) 195,000 219,395
Manulife Financial Corp. ,
2.48%, 5/19/2027 325,000 349,716
Metropolitan Life Global
Funding I ,
1.55%, 1/7/2031(a) 2,670,000 2,637,777
Principal Life Global Funding
II ,
0.88%, 1/12/2026(a) 2,750,000 2,740,029
Reliance Standard Life Global
Funding II ,
3.85%, 9/19/2023(a) 960,000 1,040,514
2.75%, 5/7/2025(a) 1,270,000 1,342,477
Unum Group ,
4.50%, 12/15/2049 725,000 781,798
20,519,204
Interactive Media & Services 0.2%
Alphabet, Inc. ,
2.05%, 8/15/2050 1,350,000 1,223,337
Internet & Direct Marketing Retail 0.2%
eBay, Inc. ,
1.90%, 3/11/2025 580,000 604,631
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 725,000 838,233
1,442,864
IT Services 0.4%
DXC Technology Co. ,
4.13%, 4/15/2025 215,000 237,806
IBM Credit LLC ,
2.20%, 9/8/2022 1,075,000 1,110,976
Western Union Co. (The) ,
4.25%, 6/9/2023 1,240,000 1,336,559
2,685,341
Leisure Products 0.1%
Hasbro, Inc. ,
3.55%, 11/19/2026 710,000 787,855
Machinery 0.5%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 560,000 576,621
Kennametal, Inc. ,
4.63%, 6/15/2028 765,000 860,997
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Stanley Black & Decker, Inc. ,
2.75%, 11/15/2050 705,000 704,692
Timken Co. (The) ,
4.50%, 12/15/2028 660,000 731,853
2,874,163
Media 0.1%
ViacomCBS , Inc. ,
6.88%, 4/30/2036 440,000 638,388
Metals & Mining 0.2%
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 290,000 318,131
2.50%, 9/1/2030(a) 945,000 954,060
1,272,191
Multi-Utilities 0.6%
Berkshire Hathaway Energy
Co. ,
2.85%, 5/15/2051(a) 1,415,000 1,412,043
Consolidated Edison Co. of
New York, Inc. ,
Series C, 3.00%, 12/1/2060 475,000 468,924
Dominion Energy, Inc. ,
3.07%, 8/15/2024(e) 405,000 440,156
DTE Energy Co. ,
Series C, 2.53%,
10/1/2024(e) 495,000 527,554
Series F, 1.05%, 6/1/2025 660,000 666,009
San Diego Gas & Electric Co. ,
Series VVV, 1.70%,
10/1/2030 400,000 397,264
3,911,950
Oil, Gas & Consumable Fuels 1.2%
Aker BP ASA ,
3.75%, 1/15/2030(a) 670,000 710,695
Chevron USA, Inc. ,
2.34%, 8/12/2050 680,000 619,718
Diamondback Energy, Inc. ,
4.75%, 5/31/2025 1,040,000 1,176,683
Equinor ASA ,
3.25%, 11/18/2049 350,000 370,298
Gray Oak Pipeline LLC ,
3.45%, 10/15/2027(a) 95,000 99,638
Kinder Morgan, Inc. ,
7.80%, 8/1/2031 1,195,000 1,730,844
Midwest Connector Capital
Co. LLC ,
3.63%, 4/1/2022(a) 830,000 842,768
ONEOK, Inc. ,
7.15%, 1/15/2051 470,000 642,796
Pioneer Natural Resources
Co. ,
1.13%, 1/15/2026 335,000 335,569
1.90%, 8/15/2030 530,000 516,995
Valero Energy Corp. ,
2.15%, 9/15/2027 430,000 434,954
7,480,958

30 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals 0.5%
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 605,000 656,286
Novartis Capital Corp. ,
2.75%, 8/14/2050 510,000 535,556
Pfizer, Inc. ,
3.45%, 3/15/2029 1,000,000 1,149,923
Royalty Pharma plc ,
3.55%, 9/2/2050(a) 675,000 704,867
3,046,632
Road & Rail 0.7%
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 1,315,000 1,424,207
4.00%, 7/15/2025(a) 400,000 450,266
4.45%, 1/29/2026(a) 240,000 276,928
Ryder System, Inc. ,
3.88%, 12/1/2023 525,000 572,196
4.63%, 6/1/2025 745,000 858,864
Union Pacific Corp. ,
3.95%, 8/15/2059 485,000 578,389
4,160,850
Semiconductors & Semiconductor Equipment 1.1%
Broadcom, Inc. ,
4.15%, 11/15/2030 445,000 504,047
2.45%, 2/15/2031(a) 2,750,000 2,740,505
Marvell Technology Group
Ltd. ,
4.20%, 6/22/2023 940,000 1,015,566
Microchip Technology, Inc. ,
3.92%, 6/1/2021 355,000 359,102
2.67%, 9/1/2023(a) 860,000 899,214
0.97%, 2/15/2024(a) 1,130,000 1,130,871
6,649,305
Software 0.2%
Infor, Inc. ,
1.45%, 7/15/2023(a) 585,000 595,531
ServiceNow , Inc. ,
1.40%, 9/1/2030 775,000 740,693
1,336,224
Specialty Retail 0.3%
AutoNation, Inc. ,
3.50%, 11/15/2024 800,000 865,172
4.50%, 10/1/2025 675,000 764,426
1,629,598
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc. ,
3.35%, 2/9/2027 180,000 203,321
Hewlett Packard Enterprise
Co. ,
3.50%, 10/5/2021 415,000 422,845
4.65%, 10/1/2024 945,000 1,071,085
HP, Inc. ,
3.00%, 6/17/2027 1,085,000 1,189,566
NetApp, Inc. ,
1.88%, 6/22/2025 535,000 556,296
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Seagate HDD Cayman ,
4.88%, 3/1/2024 685,000 739,012
4,182,125
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp. ,
4.63%, 7/10/2025 400,000 449,655
Thrifts & Mortgage Finance 0.2%
Nationwide Building Society ,
(ICE LIBOR USD 3 Month +
1.39%), 4.36%, 8/1/2024(a)
(c)(f) 1,310,000 1,425,654
Trading Companies & Distributors 0.6%
Air Lease Corp. ,
3.25%, 10/1/2029 191,000 200,546
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 1,905,000 1,866,608
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 835,000 878,577
1.95%, 1/30/2026(a) 225,000 223,157
WW Grainger, Inc. ,
1.85%, 2/15/2025 715,000 747,672
3,916,560
Wireless Telecommunication Services 0.3%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 560,000 597,173
T-Mobile USA, Inc. ,
3.30%, 2/15/2051(a) 1,455,000 1,425,594
2,022,767
Total Corporate Bonds
(cost $244,302,205)
251,934,520
Mortgage-Backed Securities 9.1%
FNMA UMBS Pool
Pool# 292234
8.00%, 8/1/2024 282 284
Pool# 303300
8.50%, 5/1/2025 1,636 1,774
Pool# 342718
6.50%, 5/1/2026 10,014 11,251
Pool# 250764
7.50%, 12/1/2026 24,114 26,632
Pool# 415652
6.50%, 3/1/2028 2,310 2,596
Pool# 252212
6.50%, 1/1/2029 51,253 58,462
Pool# 504076
6.50%, 6/1/2029 27,456 31,915
Pool# 484939
6.50%, 6/1/2029 8,587 9,647
Pool# 252570
6.50%, 7/1/2029 23,108 26,279
Pool# 506638
6.50%, 8/1/2029 9,412 10,575

Nationwide Loomis Core Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 535300
6.50%, 5/1/2030 29,228 33,994
Pool# 539932
7.00%, 5/1/2030 4,671 4,689
Pool# MA3209
3.00%, 12/1/2047 2,860,814 3,018,575
Pool# MA3275
3.00%, 2/1/2048 2,754,980 2,904,743
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 2/25/2036 6,500,000
6,791,230
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 2/25/2051 3,846,000 3,971,596
2.50%, 2/25/2051 5,825,000 6,137,866
2.00%, 3/25/2051 7,198,000 7,420,126
GNMA I Pool
Pool# 348637
7.50%, 5/15/2023 2,416 2,443
Pool# 354696
6.50%, 12/15/2023 2,167 2,414
Pool# 369270
6.50%, 12/15/2023 1,251 1,394
Pool# 368677
7.50%, 1/15/2024 4,055 4,110
Pool# 359986
7.50%, 1/15/2024 361 362
Pool# 362734
7.50%, 1/15/2024 127 128
Pool# 371909
6.50%, 2/15/2024 3,563 3,970
Pool# 392055
7.00%, 4/15/2024 699 701
Pool# 442138
8.00%, 11/15/2026 17,630 19,365
Pool# 399109
7.50%, 2/15/2027 6,265 6,722
Pool# 445661
7.50%, 7/15/2027 2,552 2,600
Pool# 443887
7.50%, 8/15/2027 4,334 4,412
Pool# 455381
7.50%, 8/15/2027 3,051 3,365
Pool# 450591
7.50%, 8/15/2027 536 551
Pool# 453295
7.50%, 8/15/2027 302 314
Pool# 446699
6.00%, 8/15/2028 7,435 8,348
Pool# 482748
6.00%, 9/15/2028 29,222 32,815
Pool# 460906
6.00%, 9/15/2028 5,354 6,002
Pool# 476969
6.50%, 1/15/2029 20,515 22,859
Pool# 781029
6.50%, 5/15/2029 67,860 77,939
Pool# 503106
6.50%, 6/15/2029 6,934 7,726
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 767673
4.63%, 4/20/2064(b) 1,159,585 1,262,258
Pool# BA7614
4.55%, 5/20/2067(b) 866,456 962,162
Pool# BC3943
4.44%, 6/20/2067(b) 2,906,076 3,312,269
Pool# BB0088
4.70%, 7/20/2067(b) 3,856,508 4,452,730
GNMA TBA
2.00%, 3/15/2051 6,000,000 6,220,781
2.50%, 3/15/2051 9,000,000 9,453,867
Total Mortgage-Backed Securities
(cost $55,458,617)
56,334,841
U.S. Treasury Obligations 25.3%
U.S. Treasury Bonds
4.25%, 5/15/2039 570,000 821,490
4.38%, 11/15/2039 2,400,000 3,521,531
1.13%, 5/15/2040 17,455,000 15,971,325
4.38%, 5/15/2040 8,870,000 13,049,641
2.25%, 8/15/2049 11,385,000 12,490,145
2.00%, 2/15/2050 8,630,000 8,974,526
1.25%, 5/15/2050 620,000 536,591
1.38%, 8/15/2050 1,285,000 1,148,268
1.63%, 11/15/2050 11,475,000 10,908,422
U.S. Treasury Notes
0.25%, 7/31/2025 9,160,000 9,113,127
0.25%, 8/31/2025 1,515,000 1,506,419
0.25%, 9/30/2025 16,410,000 16,305,514
0.25%, 10/31/2025 2,375,000 2,358,394
0.38%, 11/30/2025 21,325,000 21,291,680
0.38%, 12/31/2025 13,710,000 13,680,009
0.63%, 8/15/2030 9,125,000 8,765,703
0.88%, 11/15/2030 16,675,000 16,362,344
Total U.S. Treasury Obligations
(cost $156,981,437)
156,805,129

32 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Loomis Core Bond Fund
Short-Term Investments 6.3%
Principal
Amount ($) Value ($)
U.S. Treasury Obligations 6.3%
U.S. Treasury Bills
0.08%, 2/11/2021 6,120,000 6,119,928
0.12%, 3/4/2021 10,000,000 9,999,569
0.10%, 3/25/2021 4,000,000 3,999,682
0.10%, 4/1/2021 1,000,000 999,908
0.11%, 4/8/2021 1,000,000 999,885
0.11%, 4/22/2021 3,000,000 2,999,633
0.10%, 5/6/2021 7,000,000 6,998,858
0.09%, 5/20/2021 2,000,000 1,999,558
0.10%, 6/24/2021 5,000,000 4,998,560
Total Short-Term Investments
(cost $39,112,946)
39,115,581
Total Investments
(cost $626,507,720) — 103.4%
639,594,567
Liabilities in excess of other
assets — (3.4)% (21,013,365)
NET ASSETS — 100.0%
$ 618,581,202
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at January 31, 2021 was
$127,143,961 which represents 20.55% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2021.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2021.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2021.
(f) Investment in affiliate.
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of January 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 5 Year Note (32) 3/2021 USD (4,028,000) 1,940
U.S. Treasury 10 Year Note (70) 3/2021 USD (9,592,187) 66,745
U.S. Treasury 10 Year Ultra Note (12) 3/2021 USD (1,845,938) 34,687
U.S. Treasury Ultra Bond (19) 3/2021 USD (3,889,656) 179,884
283,256
At January 31, 2021, the Fund had $340,230 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Loomis Core Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 33
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 34,449,541 $ – $ 34,449,541
Collateralized Mortgage Obligations – 60,999,358 – 60,999,358
Commercial Mortgage-Backed Securities – 39,955,597 – 39,955,597
Corporate Bonds – 251,934,520 – 251,934,520
Futures Contracts 283,256 – – 283,256
Mortgage-Backed Securities – 56,334,841 – 56,334,841
Short-Term Investments – 39,115,581 – 39,115,581
U.S. Treasury Obligations – 156,805,129 – 156,805,129
Total $ 283,256 $ 639,594,567 $ – $ 639,877,823
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

34 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Loomis Core Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2021:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 283,256
Total $ 283,256
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis Short Term Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 35
Asset-Backed Securities 22.6%
Principal
Amount ($) Value ($)
Automobiles 18.3%
Ally Auto Receivables Trust,
Series 2019-4, Class A3,
1.84%, 6/17/2024 1,135,000 1,151,977
American Credit Acceptance
Receivables Trust
Series 2020-1, Class B,
2.08%, 12/13/2023(a) 115,000 115,971
Series 2021-1, Class A,
0.35%, 5/13/2024(a) 540,000 540,077
Series 2020-2, Class B,
2.48%, 9/13/2024(a) 165,000 168,851
Series 2019-4, Class C,
2.69%, 12/12/2025(a) 840,000 858,166
Americredit Automobile
Receivables Trust
Series 2019-1, Class A3,
2.97%, 11/20/2023 348,076 352,426
Series 2019-2, Class B,
2.54%, 7/18/2024 1,255,000 1,291,582
AmeriCredit Automobile
Receivables Trust
Series 2020-2, Class B,
0.97%, 2/18/2026 25,000 25,291
Series 2020-3, Class C,
1.06%, 8/18/2026 55,000 55,733
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 570,000 617,020
Bank of The West Auto Trust,
Series 2019-1, Class A3,
2.43%, 4/15/2024(a) 485,000 493,752
Carmax Auto Owner Trust
Series 2019-4, Class A2A,
2.01%, 3/15/2023 272,042 273,655
Series 2020-1, Class A2,
1.87%, 4/17/2023 765,429 770,361
Series 2021-1, Class A3,
0.34%, 12/15/2025 200,000 200,191
Carvana Auto Receivables
Trust, Series 2019-
3A, Class A3, 2.34%,
6/15/2023(a) 477,012 479,451
CPS Auto Receivables Trust
Series 2019-C, Class B,
2.63%, 8/15/2023(a) 357,761 360,039
Series 2018-A, Class C,
3.05%, 12/15/2023(a) 36,107 36,246
Credit Acceptance Auto Loan
Trust
Series 2018-2A, Class A,
3.47%, 5/17/2027(a) 178,703 179,541
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 250,000 256,570
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 280,000 284,031
Drive Auto Receivables Trust
Series 2019-3, Class B,
2.65%, 2/15/2024 365,000 368,658
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2020-1, Class B,
2.08%, 7/15/2024 335,000 339,695
DT Auto Owner Trust
Series 2018-2A, Class C,
3.67%, 3/15/2024(a) 124,297 124,633
Series 2019-1A, Class C,
3.61%, 11/15/2024(a) 350,000 356,116
Series 2021-1A, Class A,
0.35%, 1/15/2025(a) 500,000 500,101
Series 2019-2A, Class C,
3.18%, 2/18/2025(a) 85,000 86,727
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 135,000 141,771
Series 2020-3A, Class C,
1.47%, 6/15/2026(a) 225,000 229,364
Exeter Automobile
Receivables Trust
Series 2021-1A, Class A2,
0.58%, 6/15/2023 740,000 739,937
Series 2020-1A, Class B,
2.26%, 4/15/2024(a) 175,000 177,009
Series 2021-1A, Class B,
0.50%, 2/18/2025 135,000 134,975
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 185,000 193,747
Series 2020-3A, Class C,
1.32%, 7/15/2025 205,000 208,050
First Investors Auto Owner
Trust
Series 2019-1A, Class A,
2.89%, 3/15/2024(a) 120,227 121,376
Series 2019-2A, Class A,
2.21%, 9/16/2024(a) 206,123 208,404
Series 2021-1A, Class A,
0.45%, 3/16/2026(a) 245,000 245,231
Flagship Credit Auto Trust
Series 2018-2, Class B,
3.56%, 5/15/2023(a) 991,982 1,001,493
Series 2020-1, Class A,
1.90%, 8/15/2024(a) 476,912 482,998
Series 2018-3, Class B,
3.59%, 12/16/2024(a) 460,000 467,772
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 705,000 722,728
Ford Credit Auto Lease Trust,
Series 2020-A, Class A3,
1.85%, 3/15/2023 320,000 324,008
Ford Credit Auto Owner Trust
Series 2019-C, Class A3,
1.87%, 3/15/2024 985,000 1,002,994
Series 2020-C, Class A3,
0.41%, 7/15/2025 270,000 271,083
Ford Credit Floorplan Master
Owner Trust, Series 2019-1,
Class A, 2.84%, 3/15/2024 735,000 756,719
Foursight Capital Automobile
Receivables Trust, Series
2018-2, Class A3, 3.64%,
5/15/2023(a) 287,303 289,070

36 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GLS Auto Receivables Issuer
Trust
Series 2019-2A, Class A,
3.06%, 4/17/2023(a) 144,434 145,320
Series 2020-3A, Class B,
1.38%, 8/15/2024(a) 425,000 429,813
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 260,000 267,205
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 120,000 120,669
GLS Auto Receivables Trust,
Series 2018-3A, Class B,
3.78%, 8/15/2023(a) 358,466 363,870
GM Financial Automobile
Leasing Trust, Series
2020-2, Class A3, 0.80%,
7/20/2023 105,000 105,867
GM Financial Consumer
Automobile Receivables
Trust
Series 2020-1, Class A2,
1.83%, 1/17/2023 164,797 165,332
Series 2019-3, Class A3,
2.18%, 4/16/2024 475,000 482,285
Series 2021-1, Class A3,
0.35%, 10/16/2025 185,000 185,353
Harley-Davidson Motorcycle
Trust, Series 2020-A, Class
A3, 1.87%, 10/15/2024 275,000 279,649
Honda Auto Receivables
Owner Trust, Series 2019-4,
Class A3, 1.83%, 1/18/2024 1,090,000 1,111,669
Hyundai Auto Lease
Securitization Trust
Series 2020-A, Class A2,
1.90%, 5/16/2022(a) 349,164 350,572
Series 2020-A, Class A3,
1.95%, 7/17/2023(a) 950,000 964,365
Hyundai Auto Receivables
Trust, Series 2019-B, Class
A3, 1.94%, 2/15/2024 830,000 844,368
Mercedes-Benz Auto Lease
Trust
Series 2019-B, Class A2,
2.01%, 12/15/2021 188,080 188,427
Series 2020-A, Class A3,
1.84%, 12/15/2022 455,000 461,197
NextGear Floorplan Master
Owner Trust
Series 2018-1A, Class A2,
3.22%, 2/15/2023(a) 610,000 610,754
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 580,000 593,951
Nissan Auto Lease Trust,
Series 2020-A, Class A3,
1.84%, 1/17/2023 400,000 405,461
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Prestige Auto Receivables
Trust
Series 2019-1A, Class A3,
2.45%, 5/15/2023(a) 1,114,262 1,122,053
Series 2020-1A, Class C,
1.31%, 11/16/2026(a) 480,000 484,497
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 175,000 188,348
Santander Drive Auto
Receivables Trust
Series 2019-2, Class C,
2.90%, 10/15/2024 485,000 496,403
Series 2020-2, Class B,
0.96%, 11/15/2024 120,000 120,837
Series 2020-4, Class C,
1.01%, 1/15/2026 265,000 268,186
Series 2020-3, Class C,
1.12%, 1/15/2026 420,000 425,355
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 170,000 174,985
Toyota Auto Receivables
Owner Trust
Series 2019-D, Class A3,
1.92%, 1/16/2024 1,080,000 1,101,025
Series 2020-A, Class A3,
1.66%, 5/15/2024 2,260,000 2,303,800
United Auto Credit
Securitization Trust, Series
2020-1, Class B, 1.47%,
11/10/2022(a) 505,000 507,692
Westlake Automobile
Receivables Trust
Series 2019-1A, Class B,
3.26%, 10/17/2022(a) 65,024 65,348
Series 2019-2A, Class B,
2.62%, 7/15/2024(a) 905,000 915,396
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 165,000 169,064
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 80,000 80,851
Wheels SPV 2 LLC, Series
2019-1A, Class A2, 2.30%,
5/22/2028(a) 206,338 208,290
World Omni Auto Receivables
Trust
Series 2020-A, Class A2,
1.71%, 11/15/2022 1,320,963 1,332,391
Series 2020-A, Class A3,
1.70%, 1/17/2023 1,580,000 1,614,064
Series 2019-C, Class A3,
1.96%, 12/16/2024 1,320,000 1,346,627
Series 2020-B, Class A3,
0.63%, 5/15/2025 465,000 468,065
39,474,994

Nationwide Loomis Short Term Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 37
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card 1.0%
Barclays Dryrock Issuance
Trust, Series 2019-1, Class
A, 1.96%, 5/15/2025 925,000 948,364
World Financial Network
Credit Card Master Trust,
Series 2019-B, Class A,
2.49%, 4/15/2026 1,200,000 1,236,158
2,184,522
Other 2.4%
CNH Equipment Trust, Series
2020-A, Class A3, 1.16%,
6/16/2025 95,000 96,449
Diamond Resorts Owner
Trust, Series 2018-1, Class
A, 3.70%, 1/21/2031(a) 207,079 211,283
GreatAmerica Leasing
Receivables Funding LLC
Series 2020-1, Class A2,
1.76%, 6/15/2022(a) 1,511,768 1,521,201
Series 2020-1, Class A3,
1.76%, 8/15/2023(a) 600,000 612,066
Onemain Financial Issuance
Trust, Series 2018-
1A, Class A, 3.30%,
3/14/2029(a) 1,965,000 1,978,418
SCF Equipment Leasing LLC,
Series 2018-1A, Class A2,
3.63%, 10/20/2024(a) 164,080 164,865
SoFi Consumer Loan Program
Trust
Series 2018-2, Class A2,
3.35%, 4/26/2027(a) 47,433 47,512
Series 2018-4, Class A,
3.54%, 11/26/2027(a) 63,063 63,240
Verizon Owner Trust, Series
2018-A, Class A1A, 3.23%,
4/20/2023 299,628 303,327
4,998,361
Student Loan 0.9%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 348,933 367,792
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 281,025 284,728
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 240,000 240,015
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 98,921 99,885
SoFi Professional Loan
Program LLC, Series
2018-A, Class A1, 0.48%,
2/25/2042(a)(b) 134,362 133,602
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
SoFi Professional Loan
Program Trust, Series 2020-
A, Class A1FX, 2.06%,
5/15/2046(a) 837,958 844,093
1,970,115
Total Asset-Backed Securities
(cost $47,870,842)
48,627,992
Collateralized Mortgage Obligations 1.4%
FHLMC REMICS
Series 3852, Class EA,
4.50%, 12/15/2021 2 2
Series 4060, Class EA,
1.75%, 6/15/2022 35,644 35,822
Series 2611, Class HD,
5.00%, 5/15/2023 33,699 34,922
Series 3585, Class LA,
3.50%, 10/15/2024 9,066 9,392
Series 3609, Class LE,
3.00%, 12/15/2024 12 12
Series 3718, Class BC,
2.00%, 2/15/2025 3,941 3,947
Series 3721, Class PE,
3.50%, 9/15/2040 78,335 85,509
FNMA REMICS
Series 2012-99, Class TC,
1.50%, 9/25/2022 48,893 49,085
Series 2012-100, Class WA,
1.50%, 9/25/2027 184,465 187,602
Series 2012-93, Class DP,
1.50%, 9/25/2027 168,170 171,155
GNMA REMICS
Series 2009-104, Class KE,
2.50%, 8/16/2039 26,868 27,451
Series 2009-88, Class QE,
3.00%, 9/16/2039 43,873 44,934
Series 2011-39, Class NE,
3.50%, 9/16/2039 77,152 81,602
Series 2010-H22, Class FE,
0.50%, 5/20/2059(b) 116,814 116,759
Series 2010-H02, Class FA,
0.83%, 2/20/2060(b) 319,995 321,686
Series 2011-H11, Class FA,
0.65%, 3/20/2061(b) 205,030 205,565
Series 2011-H23, Class HA,
3.00%, 12/20/2061 4,923 5,180
Series 2012-H18, Class NA,
0.67%, 8/20/2062(b) 94,930 95,204
Series 2016-H13, Class FT,
0.73%, 5/20/2066(b) 76,100 76,301
Series 2017-H25, Class FD,
0.30%, 12/20/2067(b) 140,984 140,535
Series 2019-H01, Class FJ,
0.45%, 9/20/2068(b) 187,636 187,370
Series 2019-H01, Class FT,
0.55%, 10/20/2068(b) 425,002 425,068

38 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-H13, Class FT,
0.56%, 8/20/2069(b) 743,524 742,866
Total Collateralized Mortgage Obligations
(cost $3,038,635)
3,047,969
Commercial Mortgage-Backed Securities 1.7%
BBCMS Mortgage Trust ,
Series 2020-BID, Class A,
2.27%, 10/15/2037(a)(b) 425,000 426,598
Benchmark Mortgage Trust ,
Series 2019-B10, Class A1,
2.79%, 3/15/2062 1,469,415 1,517,104
CSMC OA LLC , Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 295,000 312,417
GS Mortgage Securities Corp.
Trust , Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(b) 100,000 101,206
Starwood Retail Property
Trust , Series 2014-
STAR, Class A, 1.60%,
11/15/2027(a)(b) 336,810 249,239
Wells Fargo Commercial
Mortgage Trust , Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 1,015,000 1,089,685
Total Commercial Mortgage-Backed
Securities
(cost $3,688,841) 3,696,249
Corporate Bonds 57.1%
Aerospace & Defense 0.1%
Boeing Co. (The) ,
3.63%, 2/1/2031 195,000 210,160
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 23,000 24,729
234,889
Airlines 0.2%
Southwest Airlines Co. ,
5.25%, 5/4/2025 255,000 292,658
5.13%, 6/15/2027 70,000 82,894
375,552
Auto Components 0.4%
Allison Transmission, Inc. ,
3.75%, 1/30/2031(a) 440,000 437,571
Icahn Enterprises LP ,
4.38%, 2/1/2029(a) 530,000 526,237
963,808
Automobiles 1.5%
BMW Finance NV ,
2.25%, 8/12/2022(a) 1,200,000 1,233,993
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
BMW US Capital LLC ,
3.45%, 4/12/2023(a) 750,000 796,204
Nissan Motor Co. Ltd. ,
3.52%, 9/17/2025(a) 490,000 524,761
Volkswagen Group of America
Finance LLC ,
4.25%, 11/13/2023(a) 330,000 362,232
1.25%, 11/24/2025(a) 355,000 356,894
3,274,084
Banks 17.4%
Australia & New Zealand
Banking Group Ltd. ,
2.05%, 11/21/2022 1,200,000 1,239,212
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 1,000,000 1,007,060
Banco Santander SA ,
2.75%, 5/28/2025 600,000 641,569
Bank of America Corp. ,
(SOFR + 1.15%), 1.32%,
6/19/2026(c) 735,000 743,943
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 360,000 394,235
Bank of Montreal ,
2.05%, 11/1/2022 1,190,000 1,227,219
Bank of Nova Scotia (The) ,
1.95%, 2/1/2023 1,190,000 1,228,437
0.55%, 9/15/2023 330,000 331,530
Banque Federative du Credit
Mutuel SA ,
0.65%, 2/27/2024(a) 995,000 996,579
2.38%, 11/21/2024(a) 590,000 627,634
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(c) 415,000 432,199
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 2.24%), 4.70%,
1/10/2025(a)(c) 545,000 604,879
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(c) 550,000 575,008
(SOFR + 1.00%), 1.32%,
1/13/2027(a)(c) 220,000 220,651
Canadian Imperial Bank of
Commerce ,
2.70%, 2/2/2021 210,000 210,000
Citigroup, Inc. ,
(SOFR + 0.87%), 2.31%,
11/4/2022(c) 335,000 339,681
(ICE LIBOR USD 3
Month + 0.72%), 3.14%,
1/24/2023(c) 650,000 667,167
Comerica, Inc. ,
3.70%, 7/31/2023 375,000 404,024
Cooperatieve Rabobank UA ,
(SOFR + 0.30%), 0.39%,
1/12/2024(c) 1,080,000 1,081,572

Nationwide Loomis Short Term Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Credit Agricole SA ,
3.75%, 4/24/2023(a) 595,000 637,869
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,225,000 1,318,674
DNB Bank ASA ,
2.15%, 12/2/2022(a) 845,000 873,330
Fifth Third Bank NA ,
3.35%, 7/26/2021 1,370,000 1,386,623
1.80%, 1/30/2023 1,005,000 1,033,245
HSBC Holdings plc ,
(SOFR + 1.54%), 1.64%,
4/18/2026(c) 710,000 723,963
ING Groep NV ,
4.10%, 10/2/2023 790,000 864,801
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(c) 590,000 609,193
(SOFR + 1.07%), 0.00%,
2/4/2032(c) 425,000 425,197
KeyBank NA ,
3.30%, 2/1/2022 500,000 515,044
Lloyds Banking Group plc ,
4.05%, 8/16/2023 340,000 369,371
Mitsubishi UFJ Financial
Group, Inc. ,
2.67%, 7/25/2022 540,000 558,539
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.84%), 2.72%,
7/16/2023(c) 1,150,000 1,187,423
National Australia Bank Ltd. ,
3.70%, 11/4/2021 1,125,000 1,152,922
1.88%, 12/13/2022 1,215,000 1,252,682
National Bank of Canada ,
2.15%, 10/7/2022(a) 645,000 663,667
NatWest Markets plc ,
3.63%, 9/29/2022(a) 1,200,000 1,262,392
Royal Bank of Canada ,
2.80%, 4/29/2022 545,000 562,115
1.95%, 1/17/2023 850,000 877,181
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 610,000 663,687
Santander UK plc ,
(ICE LIBOR USD 3 Month +
0.62%), 0.85%, 6/1/2021(c) 545,000 546,035
2.10%, 1/13/2023 815,000 841,765
Skandinaviska Enskilda
Banken AB ,
2.20%, 12/12/2022(a) 1,210,000 1,251,955
Societe Generale SA ,
2.63%, 1/22/2025(a) 495,000 522,240
Standard Chartered plc ,
(ICE LIBOR USD 3
Month + 1.21%), 2.82%,
1/30/2026(a)(c) 820,000 869,310
Svenska Handelsbanken AB ,
3.90%, 11/20/2023 685,000 752,509
Toronto-Dominion Bank (The) ,
(SOFR + 0.24%), 0.35%,
1/6/2023(c) 1,075,000 1,075,839
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp. ,
3.05%, 6/20/2022 395,000 409,409
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 455,000 461,275
Westpac Banking Corp. ,
2.80%, 1/11/2022 325,000 332,913
2.00%, 1/13/2023 605,000 625,256
37,599,023
Beverages 0.3%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 565,000 641,512
Biotechnology 0.3%
AbbVie, Inc. ,
2.15%, 11/19/2021 580,000 588,337
Building Products 0.0%
†
American Woodmark Corp. ,
4.88%, 3/15/2026(a) 95,000 97,138
Capital Markets 4.4%
Ameriprise Financial, Inc. ,
3.00%, 3/22/2022 505,000 520,383
Ares Capital Corp. ,
3.25%, 7/15/2025 530,000 560,571
2.15%, 7/15/2026 195,000 193,535
Charles Schwab Corp. (The) ,
3.25%, 5/21/2021 120,000 120,807
Credit Suisse AG ,
2.10%, 11/12/2021 415,000 421,128
Deutsche Bank AG ,
(SOFR + 2.16%), 2.22%,
9/18/2024(c) 675,000 694,113
(SOFR + 1.87%), 2.13%,
11/24/2026(c) 370,000 375,459
(SOFR + 2.76%), 3.73%,
1/14/2032(c) 340,000 338,149
FS KKR Capital Corp. ,
4.13%, 2/1/2025 100,000 104,057
3.40%, 1/15/2026 310,000 310,652
Goldman Sachs BDC, Inc. ,
2.88%, 1/15/2026 315,000 322,719
Goldman Sachs Group, Inc.
(The) ,
Series FXD, 0.48%,
1/27/2023 855,000 855,197
(SOFR + 0.54%), 0.63%,
11/17/2023(c) 655,000 655,800
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(d) 500,000 5,100
Macquarie Bank Ltd. ,
2.10%, 10/17/2022(a) 1,210,000 1,246,655
Macquarie Group Ltd. ,
(SOFR + 1.07%), 1.34%,
1/12/2027(a)(c) 225,000 226,363

40 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley ,
(SOFR + 0.46%), 0.53%,
1/25/2024(c) 1,080,000 1,079,887
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 150,000 156,347
Owl Rock Capital Corp. ,
4.25%, 1/15/2026 225,000 238,593
3.40%, 7/15/2026 295,000 302,429
Owl Rock Technology Finance
Corp. ,
3.75%, 6/17/2026(a) 260,000 266,243
USAA Capital Corp. ,
2.63%, 6/1/2021(a) 555,000 559,354
9,553,541
Chemicals 0.2%
DuPont de Nemours, Inc. ,
2.17%, 5/1/2023 340,000 342,174
Consumer Finance 5.4%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 460,000 482,184
1.75%, 1/30/2026 340,000 334,992
Ally Financial, Inc. ,
1.45%, 10/2/2023 740,000 752,119
American Express Co. ,
3.70%, 11/5/2021 1,310,000 1,340,330
3.70%, 8/3/2023 665,000 717,791
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 525,000 596,974
2.13%, 2/21/2026(a) 150,000 147,077
Capital One Financial Corp. ,
3.90%, 1/29/2024 855,000 933,875
Caterpillar Financial Services
Corp. ,
1.95%, 11/18/2022 320,000 329,272
0.65%, 7/7/2023 820,000 826,169
General Motors Financial Co.,
Inc. ,
2.90%, 2/26/2025 290,000 308,966
Harley-Davidson Financial
Services, Inc. ,
4.05%, 2/4/2022(a) 230,000 237,948
3.35%, 6/8/2025(a) 70,000 75,577
John Deere Capital Corp. ,
0.70%, 7/5/2023 1,005,000 1,013,163
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 495,000 522,445
Navient Corp. ,
7.25%, 1/25/2022 600,000 621,201
5.00%, 3/15/2027 135,000 136,856
4.88%, 3/15/2028 405,000 401,456
PACCAR Financial Corp. ,
1.90%, 2/7/2023 960,000 989,734
1.80%, 2/6/2025 135,000 140,918
Synchrony Financial ,
2.85%, 7/25/2022 155,000 159,965
4.38%, 3/19/2024 120,000 131,714
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Toyota Motor Credit Corp. ,
1.65%, 1/10/2031 385,000 382,541
11,583,267
Diversified Financial Services 1.6%
AIG Global Funding ,
0.80%, 7/7/2023(a) 1,050,000 1,061,296
Antares Holdings LP ,
3.95%, 7/15/2026(a) 255,000 255,681
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 320,000 341,307
Equitable Holdings, Inc. ,
3.90%, 4/20/2023 585,000 628,684
GE Capital Funding LLC ,
4.05%, 5/15/2027(a) 480,000 548,219
Shell International Finance
BV ,
2.38%, 4/6/2025 485,000 516,380
3,351,567
Diversified Telecommunication Services 0.2%
British Telecommunications
plc ,
4.50%, 12/4/2023 400,000 442,811
Electric Utilities 2.5%
Alliant Energy Finance LLC ,
3.75%, 6/15/2023(a) 820,000 878,272
American Electric Power Co.,
Inc. ,
Series A, (ICE LIBOR USD
3 Month + 0.48%), 0.68%,
11/1/2023(c) 1,085,000 1,086,316
Eversource Energy ,
Series N, 3.80%, 12/1/2023 1,155,000 1,260,963
NRG Energy, Inc. ,
2.00%, 12/2/2025(a) 420,000 435,875
Ohio Power Co. ,
Series Q, 1.63%, 1/15/2031 200,000 201,238
Pacific Gas and Electric Co. ,
(ICE LIBOR USD 3
Month + 1.38%), 1.60%,
11/15/2021(c) 825,000 826,987
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 600,000 662,967
5,352,618
Electronic Equipment, Instruments & Components 0.1%
CDW LLC ,
3.25%, 2/15/2029 185,000 186,123
Equity Real Estate Investment Trusts (REITs) 2.5%
Digital Realty Trust LP ,
2.75%, 2/1/2023 1,235,000 1,293,556
Federal Realty Investment
Trust ,
3.95%, 1/15/2024 665,000 727,479
GLP Capital LP ,
5.25%, 6/1/2025 600,000 680,004

Nationwide Loomis Short Term Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
National Health Investors, Inc. ,
3.00%, 2/1/2031 75,000 74,396
Office Properties Income
Trust ,
4.50%, 2/1/2025 495,000 527,670
Public Storage ,
0.88%, 2/15/2026 270,000 269,709
Simon Property Group LP ,
2.63%, 6/15/2022 1,165,000 1,194,187
3.50%, 9/1/2025 295,000 325,522
1.75%, 2/1/2028 285,000 286,394
5,378,917
Food & Staples Retailing 0.1%
Albertsons Cos., Inc. ,
3.25%, 3/15/2026(a) 135,000 136,013
Food Products 0.4%
Bunge Ltd. Finance Corp. ,
4.35%, 3/15/2024 795,000 879,001
Gas Utilities 0.4%
CenterPoint Energy
Resources Corp. ,
3.55%, 4/1/2023 750,000 797,656
Health Care Equipment & Supplies 0.1%
Zimmer Biomet Holdings, Inc. ,
(ICE LIBOR USD 3
Month + 0.75%), 0.99%,
3/19/2021(c) 309,000 309,045
Health Care Providers & Services 0.5%
Centene Corp. ,
3.00%, 10/15/2030 275,000 287,636
Cigna Corp. ,
3.75%, 7/15/2023 535,000 577,148
CVS Health Corp. ,
3.70%, 3/9/2023 157,000 167,443
1,032,227
Hotels, Restaurants & Leisure 0.1%
Choice Hotels International,
Inc. ,
3.70%, 1/15/2031 65,000 70,684
Hyatt Hotels Corp. ,
5.38%, 4/23/2025 65,000 73,188
143,872
Household Durables 0.3%
Panasonic Corp. ,
2.54%, 7/19/2022(a) 590,000 606,393
Independent Power and Renewable Electricity Producers
0.2%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 315,000 342,474
Industrial Conglomerates 0.1%
Honeywell International, Inc. ,
1.85%, 11/1/2021 315,000 318,556
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance 5.5%
Aon Corp. ,
2.20%, 11/15/2022 1,195,000 1,235,299
Assurant, Inc. ,
4.20%, 9/27/2023 305,000 332,587
Athene Global Funding ,
1.20%, 10/13/2023(a) 490,000 495,567
2.50%, 1/14/2025(a) 55,000 57,820
2.55%, 11/19/2030(a) 200,000 202,014
Equitable Financial Life Global
Funding ,
1.00%, 1/9/2026(a) 435,000 434,578
GA Global Funding Trust ,
1.63%, 1/15/2026(a) 145,000 147,018
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 995,000 1,004,836
Jackson National Life Global
Funding ,
(SOFR + 0.60%), 0.63%,
1/6/2023(a)(c) 1,205,000 1,212,704
MassMutual Global Funding II ,
2.25%, 7/1/2022(a) 990,000 1,017,180
0.85%, 6/9/2023(a) 1,054,000 1,066,221
Metropolitan Life Global
Funding I ,
2.40%, 6/17/2022(a) 560,000 575,933
0.90%, 6/8/2023(a) 445,000 450,943
(SOFR + 0.32%), 0.36%,
1/7/2024(a)(c) 600,000 600,598
Principal Life Global Funding
II ,
0.88%, 1/12/2026(a) 755,000 752,263
Protective Life Global
Funding ,
1.08%, 6/9/2023(a) 1,005,000 1,021,252
Reliance Standard Life Global
Funding II ,
2.15%, 1/21/2023(a) 575,000 592,375
Unum Group ,
4.50%, 3/15/2025 505,000 574,193
11,773,381
Interactive Media & Services 0.5%
Baidu, Inc. ,
3.88%, 9/29/2023 1,030,000 1,104,570
Internet & Direct Marketing Retail 0.1%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 285,000 329,512
IT Services 0.7%
DXC Technology Co. ,
4.13%, 4/15/2025 85,000 94,016
IBM Credit LLC ,
2.20%, 9/8/2022 620,000 640,749
Western Union Co. (The) ,
4.25%, 6/9/2023 825,000 889,243
1,624,008

42 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Leisure Products 0.2%
Hasbro, Inc. ,
3.55%, 11/19/2026 420,000 466,055
Machinery 0.1%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 230,000 236,826
Media 0.2%
Outfront Media Capital LLC ,
6.25%, 6/15/2025(a) 415,000 439,381
Metals & Mining 0.3%
Commercial Metals Co. ,
3.88%, 2/15/2031 220,000 225,225
Freeport-McMoRan, Inc. ,
4.63%, 8/1/2030 250,000 277,569
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 190,000 208,430
711,224
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Starwood Property Trust, Inc. ,
5.50%, 11/1/2023(a) 470,000 488,800
Multi-Utilities 0.7%
Dominion Energy, Inc. ,
3.07%, 8/15/2024(e) 295,000 320,608
WEC Energy Group, Inc. ,
0.55%, 9/15/2023 1,105,000 1,109,950
1,430,558
Oil, Gas & Consumable Fuels 2.4%
EQM Midstream Partners LP ,
4.50%, 1/15/2029(a) 315,000 304,044
EQT Corp. ,
7.88%, 2/1/2025(e) 240,000 282,828
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 77,525
Marathon Petroleum Corp. ,
4.50%, 5/1/2023 680,000 735,702
Midwest Connector Capital
Co. LLC ,
3.63%, 4/1/2022(a) 770,000 781,845
MPLX LP ,
3.38%, 3/15/2023 780,000 823,613
Northriver Midstream Finance
LP ,
5.63%, 2/15/2026(a) 305,000 312,253
Occidental Petroleum Corp. ,
8.00%, 7/15/2025 40,000 45,210
5.88%, 9/1/2025 190,000 199,158
ONEOK, Inc. ,
5.85%, 1/15/2026 170,000 203,012
Phillips 66 ,
(ICE LIBOR USD 3
Month + 0.60%), 0.83%,
2/26/2021(c) 1,215,000 1,215,243
Pioneer Natural Resources
Co. ,
1.13%, 1/15/2026 145,000 145,246
5,125,679
Corporate Bonds
Principal
Amount ($) Value ($)
Paper & Forest Products 0.5%
Georgia-Pacific LLC ,
0.63%, 5/15/2024(a) 1,080,000 1,082,883
Pharmaceuticals 1.8%
AstraZeneca plc ,
3.50%, 8/17/2023 695,000 746,916
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 385,000 417,636
Bristol-Myers Squibb Co. ,
2.00%, 8/1/2022 100,000 102,484
Pfizer, Inc. ,
3.20%, 9/15/2023 675,000 724,478
Takeda Pharmaceutical Co.
Ltd. ,
4.00%, 11/26/2021 1,270,000 1,303,809
Viatris , Inc. ,
2.30%, 6/22/2027(a) 505,000 533,488
3,828,811
Road & Rail 0.8%
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 845,000 915,175
4.00%, 7/15/2025(a) 45,000 50,655
Ryder System, Inc. ,
3.88%, 12/1/2023 350,000 381,464
4.63%, 6/1/2025 245,000 282,445
1,629,739
Semiconductors & Semiconductor Equipment 0.8%
Marvell Technology Group
Ltd. ,
4.20%, 6/22/2023 600,000 648,234
Microchip Technology, Inc. ,
3.92%, 6/1/2021 230,000 232,657
2.67%, 9/1/2023(a) 335,000 350,275
0.97%, 2/15/2024(a) 425,000 425,328
1,656,494
Software 0.1%
Infor, Inc. ,
1.45%, 7/15/2023(a) 225,000 229,050
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC ,
5.85%, 7/15/2025(a) 390,000 463,211
Hewlett Packard Enterprise
Co. ,
3.50%, 10/5/2021 140,000 142,646
1.45%, 4/1/2024 120,000 122,877
4.65%, 10/1/2024 380,000 430,701
1,159,435
Thrifts & Mortgage Finance 0.6%
Ladder Capital Finance
Holdings LLLP ,
4.25%, 2/1/2027(a) 295,000 282,634
Nationwide Building Society ,
0.55%, 1/22/2024(a) 930,000 929,775
1,212,409

Nationwide Loomis Short Term Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco 0.4%
BAT Capital Corp. ,
4.70%, 4/2/2027 755,000 881,337
Trading Companies & Distributors 1.1%
Air Lease Corp. ,
3.50%, 1/15/2022 240,000 246,618
0.70%, 2/15/2024 505,000 500,994
Aircastle Ltd. ,
5.25%, 8/11/2025(a) 275,000 306,378
2.85%, 1/26/2028(a) 675,000 661,397
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 515,000 541,877
1.95%, 1/30/2026(a) 40,000 39,672
2,296,936
Wireless Telecommunication Services 0.3%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 315,000 335,910
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 420,000 424,427
760,337
Total Corporate Bonds
(cost $118,679,783)
122,998,023
Mortgage-Backed Securities 1.0%
FHLMC Gold Pool
Pool# G14899
3.00%, 11/1/2023 101,560 107,194
Pool# G13746
4.50%, 1/1/2025 62,780 66,375
Pool# J11719
4.00%, 2/1/2025 21,300 22,660
Pool# G13888
5.00%, 6/1/2025 15,685 16,436
Pool# J12635
4.00%, 7/1/2025 72,715 77,392
Pool# J12604
4.00%, 7/1/2025 66,833 71,129
Pool# G13908
4.00%, 10/1/2025 15,624 16,623
Pool# J19197
3.00%, 5/1/2027 216,377 228,711
Pool# G18437
3.00%, 6/1/2027 246,264 260,772
Pool# C00748
6.00%, 4/1/2029 7,540 8,629
Pool# C01418
5.50%, 10/1/2032 46,839 54,353
Pool# G01740
5.50%, 12/1/2034 27,544 32,180
Pool# G04342
6.00%, 4/1/2038 30,503 36,505
FHLMC Non Gold Pool
Pool# 972136
2.35%, 1/1/2034(b) 33,131 34,821
Pool# 848191
2.64%, 12/1/2034(b) 170,607 173,746
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool# 815323 ,
1.78%, 1/1/2035 (b) 49,837
51,753
FNMA UMBS Pool
Pool# 981257
5.00%, 5/1/2023 21,568 22,600
Pool# 931892
4.50%, 9/1/2024 231,941 244,571
Pool# AL0802
4.50%, 4/1/2025 50,385 53,493
Pool# AB2518
4.00%, 3/1/2026 46,031 49,096
Pool# AB4998
3.00%, 4/1/2027 353,720 374,373
Pool# MA1174
3.00%, 9/1/2027 58,415 61,845
Pool# 190307
8.00%, 6/1/2030 592 703
Pool# 253516
8.00%, 11/1/2030 495 593
Pool# 725773
5.50%, 9/1/2034 58,755 68,590
Pool# 811773
5.50%, 1/1/2035 55,890 65,327
GNMA Pool# 5080 ,
4.00%, 6/20/2026 57,851
61,672
Total Mortgage-Backed Securities
(cost $2,173,685)
2,262,142
U.S. Treasury Obligations 16.0%
U.S. Treasury Notes
0.13%, 9/30/2022 9,080,000 9,082,128
0.13%, 10/31/2022 10,835,000 10,837,540
0.13%, 11/30/2022 5,425,000 5,426,695
0.13%, 12/31/2022 7,575,000 7,576,479
0.38%, 11/30/2025 1,625,000 1,622,461
Total U.S. Treasury Obligations
(cost $34,525,187)
34,545,303
Total Investments
(cost $209,976,973) — 99.8%
215,177,678
Other assets in excess of
liabilities — 0.2% 362,268
NET ASSETS — 100.0%
$ 215,539,946
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at January 31, 2021 was
$70,333,475 which represents 32.63% of net assets.

44 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Loomis Short Term Bond Fund
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2021.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2021.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2021.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of January 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 5 Year Note (55) 3/2021 USD (6,923,125) 3,333
U.S. Treasury 10 Year Ultra Note (10) 3/2021 USD (1,538,281) 29,746
33,079
At January 31, 2021, the Fund had $327,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Loomis Short Term Bond Fund - January 31, 2021 (Unaudited) - Statement of Investments - 45
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 48,627,992 $ – $ 48,627,992
Collateralized Mortgage Obligations – 3,047,969 – 3,047,969
Commercial Mortgage-Backed Securities – 3,696,249 – 3,696,249
Corporate Bonds – 122,998,023 – 122,998,023
Futures Contracts 33,079 – – 33,079
Mortgage-Backed Securities – 2,262,142 – 2,262,142
U.S. Treasury Obligations – 34,545,303 – 34,545,303
Total $ 33,079 $ 215,177,678 $ – $ 215,210,757
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

46 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Loomis Short Term Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2021:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 33,079
Total $ 33,079
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard Cognitive Value Fund - January 31, 2021 (Unaudited) - Statement of Investments - 1
Common Stocks 98.6%
Shares Value ($)
Aerospace & Defense 0.1%
Mercury Systems, Inc.* 1,200 85,272
Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings,
Inc.* 6,439 333,669
Echo Global Logistics, Inc.* 7,444 196,001
529,670
Airlines 0.6%
Alaska Air Group, Inc. 3,900 190,437
JetBlue Airways Corp.* 7,500 107,550
Mesa Air Group, Inc.* 27,200 177,616
475,603
Auto Components 1.2%
Cooper-Standard Holdings,
Inc.* 9,600 292,896
Modine Manufacturing Co.* 19,456 244,173
Strattec Security Corp. 7,600 416,100
Workhorse Group, Inc.* 1,300 44,616
997,785
Banks 15.6%
Arrow Financial Corp. 500 14,700
Associated Banc-Corp. 39,300 705,042
Bancorp, Inc. (The)* 52,300 877,071
Bank of Commerce Holdings 22,300 225,899
Bank of NT Butterfield & Son
Ltd. (The) 9,600 291,936
Banner Corp. 10,800 477,684
Boston Private Financial
Holdings, Inc. 13,900 169,441
C&F Financial Corp. 3,264 128,504
Camden National Corp. 7,900 296,645
Capstar Financial Holdings,
Inc. 17,400 252,300
Carter Bankshares , Inc. 47,328 473,753
Central Pacific Financial Corp. 12,700 252,476
Civista Bancshares, Inc. 29,266 498,985
CNB Financial Corp. 9,614 202,182
Customers Bancorp, Inc.* 9,100 202,202
Financial Institutions, Inc. 26,600 608,874
First Busey Corp. 11,800 243,906
First Financial Bancorp 32,300 591,736
First Horizon Corp. 49,900 693,111
First Internet Bancorp 5,600 171,472
Great Western Bancorp, Inc. 9,955 238,920
Hancock Whitney Corp. 5,300 180,942
Hanmi Financial Corp. 34,723 479,872
Heartland Financial USA, Inc. 8,825 376,475
Hilltop Holdings, Inc. 9,510 285,680
Independent Bank Corp. 13,687 251,293
Macatawa Bank Corp. 21,940 182,102
Northrim Bancorp, Inc. 15,917 511,254
Old National Bancorp 11,900 199,801
Old Second Bancorp, Inc.(a) 9,000 88,380
Orrstown Financial Services,
Inc. 12,645 218,885
Peoples Bancorp of North
Carolina, Inc. 4,048 81,365
Popular, Inc. 10,300 584,525
Sierra Bancorp 5,867 128,311
Common Stocks
Shares Value ($)
Banks
Simmons First National Corp.,
Class A 7,455 184,139
SmartFinancial , Inc. 13,626 269,795
South State Corp. 2,500 174,350
TCF Financial Corp. 4,000 155,440
Texas Capital Bancshares,
Inc.* 3,400 204,748
Trustmark Corp. 6,900 189,543
UMB Financial Corp. 3,025 214,684
Wintrust Financial Corp. 7,900 475,501
13,053,924
Biotechnology 2.2%
Arena Pharmaceuticals, Inc.* 1,200 89,088
Coherus Biosciences, Inc.* 2,100 39,480
Dicerna Pharmaceuticals, Inc.* 4,638 104,216
FibroGen , Inc.* 1,470 70,824
Intellia Therapeutics, Inc.*(a) 5,300 331,886
Iovance Biotherapeutics , Inc.* 2,000 87,680
Jounce Therapeutics, Inc.* 15,552 175,738
Kura Oncology, Inc.* 7,100 212,645
Novavax , Inc.* 1,300 287,222
Rocket Pharmaceuticals, Inc.* 2,800 154,224
Sangamo Therapeutics, Inc.* 7,300 99,718
Veracyte , Inc.* 2,700 153,090
1,805,811
Building Products 2.5%
Advanced Drainage Systems,
Inc. 2,300 189,704
AZEK Co., Inc. (The)* 5,300 211,417
Builders FirstSource , Inc.* 6,100 233,325
Griffon Corp. 13,100 294,226
JELD-WEN Holding, Inc.* 10,500 272,895
Masonite International Corp.* 3,809 378,996
Resideo Technologies, Inc.* 19,000 438,900
UFP Industries, Inc. 900 48,546
2,068,009
Capital Markets 1.8%
Artisan Partners Asset
Management, Inc., Class A 1,500 72,600
Cowen, Inc., Class A 9,001 226,375
Donnelley Financial Solutions,
Inc.* 12,200 218,258
Federated Hermes, Inc., Class
B 13,300 359,100
Janus Henderson Group plc 5,400 166,104
Oppenheimer Holdings, Inc.,
Class A(a) 6,900 239,223
Silvercrest Asset Management
Group, Inc., Class A 14,542 222,638
1,504,298
Chemicals 2.4%
AdvanSix , Inc.* 17,900 381,628
Avient Corp. 4,151 159,523
Balchem Corp. 1,800 192,654
Koppers Holdings, Inc.* 17,300 575,744
Orion Engineered Carbons SA 2,900 44,167

2 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Chemicals
Trinseo SA 12,500 635,375
1,989,091
Commercial Services & Supplies 2.5%
ACCO Brands Corp. 52,800 427,152
Deluxe Corp. 16,600 562,574
Harsco Corp.* 16,400 272,732
Healthcare Services Group,
Inc. 1,300 42,146
Herman Miller, Inc. 5,800 198,650
Matthews International Corp.,
Class A 18,800 573,964
2,077,218
Communications Equipment 1.4%
ADTRAN, Inc. 10,200 175,440
Aviat Networks, Inc.* 8,500 305,575
CommScope Holding Co.,
Inc.* 33,614 493,790
Lumentum Holdings, Inc.* 1,700 159,460
1,134,265
Construction & Engineering 1.9%
Aegion Corp.* 23,235 426,827
EMCOR Group, Inc. 4,900 432,670
MYR Group, Inc.* 5,000 278,050
Orion Group Holdings, Inc.* 47,400 254,538
Sterling Construction Co., Inc.* 9,900 202,653
1,594,738
Construction Materials 0.3%
Summit Materials, Inc., Class
A* 11,900 244,307
Consumer Finance 1.6%
Navient Corp. 49,200 553,746
OneMain Holdings, Inc. 12,100 563,376
Regional Management Corp. 7,961 225,296
1,342,418
Containers & Packaging 1.0%
Graphic Packaging Holding
Co. 6,000 93,960
Greif, Inc., Class A 11,200 505,792
Westrock Co. 4,700 194,721
794,473
Distributors 0.1%
Educational Development
Corp. 6,700 90,785
Diversified Consumer Services 1.5%
American Public Education,
Inc.* 3,100 89,218
Carriage Services, Inc. 6,900 228,528
Graham Holdings Co., Class B 1,100 624,921
Lincoln Educational Services
Corp.* 31,500 185,535
OneSpaWorld Holdings Ltd.* 13,060 123,939
1,252,141
Diversified Financial Services 0.2%
A-Mark Precious Metals, Inc. 3,100 88,598
Common Stocks
Shares Value ($)
Diversified Financial Services
SWK Holdings Corp.* 4,480 60,973
149,571
Diversified Telecommunication Services 0.4%
Bandwidth, Inc., Class A* 500 89,070
ORBCOMM, Inc.* 31,332 234,677
323,747
Electric Utilities 1.0%
OGE Energy Corp. 14,700 448,644
Portland General Electric Co. 9,400 397,526
Spark Energy, Inc., Class A 1,600 17,552
863,722
Electrical Equipment 2.0%
Atkore International Group,
Inc.* 12,700 563,372
EnerSys 1,861 153,030
LSI Industries, Inc. 28,513 273,867
nVent Electric plc 22,800 510,264
Ultralife Corp.* 35,265 207,006
1,707,539
Electronic Equipment, Instruments & Components 1.4%
Flex Ltd.* 21,200 373,968
Kimball Electronics, Inc.* 13,800 264,546
MTS Systems Corp. 9,700 567,838
1,206,352
Energy Equipment & Services 1.2%
Archrock , Inc. 13,600 120,632
ChampionX Corp.* 14,600 223,234
KLX Energy Services
Holdings, Inc.*(a) 25,880 217,133
Natural Gas Services Group,
Inc.* 14,810 121,294
NexTier Oilfield Solutions, Inc.* 42,300 140,436
Ranger Energy Services, Inc.* 8,100 36,693
TETRA Technologies, Inc.* 92,100 131,703
991,125
Entertainment 0.2%
Cinemark Holdings, Inc. 1,900 38,456
Zynga, Inc., Class A* 16,300 161,533
199,989
Equity Real Estate Investment Trusts (REITs) 9.3%
Apartment Investment and
Management Co., Class A 66,800 306,612
Bluerock Residential Growth
REIT, Inc. 9,600 100,416
Braemar Hotels & Resorts,
Inc.* 67,800 339,000
CareTrust REIT, Inc. 11,300 253,798
Colony Capital, Inc. 40,800 202,368
Corporate Office Properties
Trust 17,900 470,233
Cousins Properties, Inc. 11,700 369,018
EastGroup Properties, Inc. 3,000 405,420
Essential Properties Realty
Trust, Inc. 4,100 85,362
First Industrial Realty Trust,
Inc. 11,300 459,232

Nationwide Bailard Cognitive Value Fund - January 31, 2021 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Four Corners Property Trust,
Inc. 10,900 287,324
Highwoods Properties, Inc. 6,500 243,685
Innovative Industrial
Properties, Inc. 1,100 205,832
JBG SMITH Properties 12,207 364,501
Lexington Realty Trust 26,200 268,550
Macerich Co. (The) 8,700 136,590
NexPoint Residential Trust,
Inc. 36 1,421
One Liberty Properties, Inc. 18,200 364,728
Park Hotels & Resorts, Inc. 10,500 175,140
Pebblebrook Hotel Trust 17,000 312,460
Ryman Hospitality Properties,
Inc. 3,400 220,490
Sabra Health Care REIT, Inc. 26,200 439,898
Seritage Growth Properties,
Class A* 2,300 40,963
Spirit Realty Capital, Inc. 10,000 385,600
STORE Capital Corp. 15,800 490,116
Sunstone Hotel Investors, Inc. 21,400 228,980
Tanger Factory Outlet Centers,
Inc. 2,300 35,489
Terreno Realty Corp. 5,030 284,597
Uniti Group, Inc. 20,500 252,355
7,730,178
Food & Staples Retailing 0.9%
Andersons, Inc. (The) 9,100 209,300
Natural Grocers by Vitamin
Cottage, Inc. 6,543 108,941
Performance Food Group Co.* 8,300 389,104
US Foods Holding Corp.* 2,500 77,475
784,820
Food Products 1.0%
Darling Ingredients, Inc.* 9,800 607,698
Seneca Foods Corp., Class A* 5,201 188,536
796,234
Gas Utilities 0.8%
Brookfield Infrastructure Corp.,
Class A(a) 2,400 160,992
UGI Corp. 13,900 500,261
661,253
Health Care Equipment & Supplies 0.6%
Accuray , Inc.* 43,517 214,974
Globus Medical, Inc., Class A* 2,700 166,563
Retractable Technologies, Inc.* 2,800 45,052
Shockwave Medical, Inc.* 900 104,436
531,025
Health Care Providers & Services 2.4%
Acadia Healthcare Co., Inc.* 2,600 131,768
Cross Country Healthcare,
Inc.* 22,286 195,226
Ensign Group, Inc. (The) 500 39,140
Five Star Senior Living, Inc.* 35,600 257,388
LHC Group, Inc.* 700 139,454
ModivCare , Inc.* 1,400 221,998
Owens & Minor, Inc. 5,792 168,431
Premier, Inc., Class A 10,100 342,087
Common Stocks
Shares Value ($)
Health Care Providers & Services
Select Medical Holdings Corp.* 19,000 488,300
1,983,792
Health Care Technology 1.2%
Allscripts Healthcare Solutions,
Inc.* 24,848 409,992
NextGen Healthcare, Inc.* 27,800 549,884
959,876
Hotels, Restaurants & Leisure 0.6%
Bluegreen Vacations Corp. 11,685 90,325
Chuy's Holdings, Inc.* 1,300 45,604
J Alexander's Holdings, Inc.* 8,607 63,176
Planet Fitness, Inc., Class A* 1,960 141,120
Red Robin Gourmet Burgers,
Inc.* 6,800 178,092
518,317
Household Durables 2.3%
Century Communities, Inc.* 5,377 252,396
Comstock Holding Cos., Inc.* 28,751 95,453
Green Brick Partners, Inc.* 5,200 103,480
Helen of Troy Ltd.* 1,000 244,250
Hooker Furniture Corp. 3,882 116,965
KB Home 4,800 199,872
Lifetime Brands, Inc. 14,575 202,592
Taylor Morrison Home Corp.* 1,700 44,166
TopBuild Corp.* 900 179,955
TRI Pointe Group, Inc.* 11,233 226,907
Turtle Beach Corp.* 8,851 264,645
1,930,681
Household Products 0.9%
Oil- Dri Corp. of America(a) 6,457 223,864
Spectrum Brands Holdings,
Inc. 7,100 536,547
760,411
Independent Power and Renewable Electricity Producers
0.6%
AES Corp. (The) 7,000 170,730
Atlantica Sustainable
Infrastructure plc 8,900 368,015
538,745
Insurance 2.7%
American Equity Investment
Life Holding Co. 3,900 113,841
American National Group, Inc. 4,900 433,062
Argo Group International
Holdings Ltd. 5,900 238,065
Assured Guaranty Ltd. 11,700 418,275
CNO Financial Group, Inc. 5,500 116,655
Investors Title Co. 1,861 266,123
Kemper Corp. 3,100 218,085
Stewart Information Services
Corp. 9,700 449,886
2,253,992
Interactive Media & Services 0.2%
Travelzoo * 8,100 89,181
Zedge , Inc., Class B* 5,600 40,712
129,893

4 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail 1.1%
Lands' End, Inc.* 7,500 207,075
Liquidity Services, Inc.* 7,350 143,472
Magnite , Inc.* 1,200 41,568
RealReal , Inc. (The)* 16,600 393,088
Revolve Group, Inc.* 2,900 107,764
892,967
IT Services 1.4%
CACI International, Inc., Class
A* 900 217,098
Conduent , Inc.* 114,900 553,818
CONTRA
BMTECHNOLOGIES* 1,200 16,841
EVERTEC, Inc. 3,023 104,898
Information Services Group,
Inc.* 70,500 248,865
Limelight Networks, Inc.* 8,800 40,084
1,181,604
Leisure Products 0.3%
Brunswick Corp. 3,000 259,380
Life Sciences Tools & Services 0.1%
Adaptive Biotechnologies
Corp.* 1,300 72,111
Machinery 3.3%
Altra Industrial Motion Corp. 2,777 142,766
Chart Industries, Inc.* 1,600 192,176
Evoqua Water Technologies
Corp.* 6,000 163,500
Hillenbrand, Inc. 13,700 563,070
ITT, Inc. 3,100 231,601
Manitowoc Co., Inc. (The)* 16,300 214,182
Miller Industries, Inc. 2,222 88,613
Oshkosh Corp. 6,000 549,540
Rexnord Corp. 6,100 230,946
Terex Corp. 11,400 407,664
2,784,058
Media 1.5%
Entravision Communications
Corp., Class A 69,900 223,680
Fluent, Inc.* 63,926 346,479
Gray Television, Inc.* 11,961 203,935
Hemisphere Media Group,
Inc.* 6,140 64,102
TEGNA, Inc. 21,914 351,281
Townsquare Media, Inc., Class
A 5,600 55,888
1,245,365
Metals & Mining 1.8%
Alcoa Corp.* 10,300 185,400
Allegheny Technologies, Inc.* 6,500 110,565
Cleveland-Cliffs, Inc. 9,600 147,264
Olympic Steel, Inc. 13,900 189,735
Reliance Steel & Aluminum
Co. 3,900 452,712
Schnitzer Steel Industries,
Inc., Class A 15,269 450,741
1,536,417
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Starwood Property Trust, Inc. 7,500 140,700
Multiline Retail 0.2%
Macy's, Inc. 9,500 142,880
Multi-Utilities 1.2%
Avista Corp. 9,700 363,556
MDU Resources Group, Inc. 16,700 439,043
NorthWestern Corp. 4,200 228,774
1,031,373
Oil, Gas & Consumable Fuels 3.1%
Amplify Energy Corp.(a) 36,118 65,373
Centrus Energy Corp., Class
A* 8,925 181,267
Dorian LPG Ltd.* 16,600 192,394
Enerplus Corp.(a) 62,100 193,131
Golar LNG Ltd.* 19,700 213,351
Goodrich Petroleum Corp.* 11,000 106,370
HollyFrontier Corp. 10,400 295,984
Ovintiv , Inc. 12,200 192,272
Penn Virginia Corp.* 7,900 79,316
QEP Resources, Inc. 58,200 165,870
Renewable Energy Group,
Inc.* 3,600 322,560
SM Energy Co. 40,200 337,278
Whiting Petroleum Corp.* 8,500 172,890
World Fuel Services Corp. 3,600 110,124
2,628,180
Paper & Forest Products 0.3%
Resolute Forest Products,
Inc.* 30,908 251,900
Personal Products 0.2%
Nature's Sunshine Products,
Inc.* 11,200 179,760
Pharmaceuticals 0.5%
Intra-Cellular Therapies, Inc.* 9,300 298,995
Provention Bio, Inc.* 5,900 81,243
380,238
Professional Services 1.5%
ASGN, Inc.* 2,600 215,566
CRA International, Inc. 3,975 211,510
GP Strategies Corp.* 18,671 225,545
ManpowerGroup , Inc. 4,500 397,980
Mastech Digital, Inc.* 12,638 206,126
1,256,727
Real Estate Management & Development 0.3%
Newmark Group, Inc., Class A 25,500 172,380
Realogy Holdings Corp.* 5,300 75,260
247,640
Road & Rail 0.2%
Saia, Inc.* 800 141,400
Semiconductors & Semiconductor Equipment 2.4%
Advanced Energy Industries,
Inc.* 3,100 317,998
Amkor Technology, Inc. 26,590 412,677
Axcelis Technologies, Inc.* 5,900 202,016
CMC Materials, Inc. 800 117,848
Entegris , Inc. 2,100 206,619

Nationwide Bailard Cognitive Value Fund - January 31, 2021 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Power Integrations, Inc. 3,100 249,705
Silicon Laboratories, Inc.* 1,200 157,404
SMART Global Holdings, Inc.* 5,850 217,327
Ultra Clean Holdings, Inc.* 3,400 131,240
2,012,834
Software 1.9%
ACI Worldwide, Inc.* 3,700 142,043
Avaya Holdings Corp.* 20,494 455,787
Cerence , Inc.* 2,300 257,393
Envestnet , Inc.* 2,500 191,825
Ping Identity Holding Corp.* 13,200 394,812
Support.com, Inc.* 82,890 174,898
1,616,758
Specialty Retail 2.8%
American Eagle Outfitters, Inc. 27,900 633,051
At Home Group, Inc.* 1,800 43,866
Container Store Group, Inc.
(The)* 16,300 222,169
Foot Locker, Inc. 4,000 175,280
Lithia Motors, Inc., Class A 800 254,944
MarineMax , Inc.* 6,500 271,895
National Vision Holdings,
Inc.*(a) 2,700 125,199
Signet Jewelers Ltd.* 3,600 146,232
Zumiez , Inc.* 11,500 495,420
2,368,056
Technology Hardware, Storage & Peripherals 0.7%
NCR Corp.* 16,872 562,850
Textiles, Apparel & Luxury Goods 1.1%
Deckers Outdoor Corp.* 600 175,188
Delta Apparel, Inc.* 3,475 69,570
Fossil Group, Inc.* 1,900 27,550
Lakeland Industries, Inc.*(a) 8,100 225,180
Rocky Brands, Inc. 7,300 251,558
Superior Group of Cos., Inc. 8,229 187,868
936,914
Thrifts & Mortgage Finance 1.9%
Essent Group Ltd. 5,027 210,279
Flagstar Bancorp, Inc. 13,800 591,330
Merchants Bancorp 3,700 110,334
Radian Group, Inc. 16,800 322,560
Riverview Bancorp, Inc. 15,000 78,150
Timberland Bancorp, Inc. 9,300 234,825
1,547,478
Trading Companies & Distributors 3.0%
Applied Industrial
Technologies, Inc. 3,100 218,209
Beacon Roofing Supply, Inc.* 4,600 182,942
CAI International, Inc. 6,400 207,808
Lawson Products, Inc.* 3,265 161,911
MRC Global, Inc.* 36,900 254,979
Titan Machinery, Inc.* 11,600 247,080
Triton International Ltd. 12,400 574,616
WESCO International, Inc.* 8,635 657,210
2,504,755
Wireless Telecommunication Services 0.4%
Boingo Wireless, Inc.* 6,300 72,702
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
Gogo , Inc.* 2,800 37,520
Telephone and Data Systems,
Inc. 11,415 214,031
324,253
Total Common Stocks
(cost $64,716,373) 82,307,668
Exchange-Traded Funds 1.0%
Equity Funds  1.0%
iShares Micro-Cap ETF 2,500 338,150
Vanguard Small-Cap Value
ETF 3,505 508,610
846,760
Total Exchange-Traded Funds
(cost $672,435) 846,760
Short-Term Investment 1.2%
Money Market Fund 1.2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 985,589 985,589
Total Short-Term Investment
(cost $985,589) 985,589
Total Investments
(cost $66,374,397) — 100.8% 84,140,017
Liabilities in excess of other assets — (0.8)% (653,805)
NET ASSETS — 100.0%
$ 83,486,212
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at January
31, 2021. The total value of securities on loan at January
31, 2021 was $1,104,706, which was collateralized by cash
used to purchase a money market fund with a total value of
$985,589 and by $155,662 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 3.13%, and maturity dates ranging from 4/8/2021 –
2/15/2049; a total value of $1,141,251.
(b) Represents 7-day effective yield as of January 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2021 was $985,589.
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

6 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bailard Cognitive Value Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Bailard Cognitive Value Fund - January 31, 2021 (Unaudited) - Statement of Investments - 7
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 85,272 $ – $ – $ 85,272
Air Freight & Logistics 529,670 – – 529,670
Airlines 475,603 – – 475,603
Auto Components 997,785 – – 997,785
Banks 13,053,924 – – 13,053,924
Biotechnology 1,805,811 – – 1,805,811
Building Products 2,068,009 – – 2,068,009
Capital Markets 1,504,298 – – 1,504,298
Chemicals 1,989,091 – – 1,989,091
Commercial Services & Supplies 2,077,218 – – 2,077,218
Communications Equipment 1,134,265 – – 1,134,265
Construction & Engineering 1,594,738 – – 1,594,738
Construction Materials 244,307 – – 244,307
Consumer Finance 1,342,418 – – 1,342,418
Containers & Packaging 794,473 – – 794,473
Distributors 90,785 – – 90,785
Diversified Consumer Services 1,252,141 – – 1,252,141
Diversified Financial Services 149,571 – – 149,571
Diversified Telecommunication Services 323,747 – – 323,747
Electric Utilities 863,722 – – 863,722
Electrical Equipment 1,707,539 – – 1,707,539
Electronic Equipment, Instruments &
Components 1,206,352 – – 1,206,352
Energy Equipment & Services 991,125 – – 991,125
Entertainment 199,989 – – 199,989
Equity Real Estate Investment Trusts
(REITs) 7,730,178 – – 7,730,178
Food & Staples Retailing 784,820 – – 784,820
Food Products 796,234 – – 796,234
Gas Utilities 661,253 – – 661,253
Health Care Equipment & Supplies 531,025 – – 531,025
Health Care Providers & Services 1,983,792 – – 1,983,792
Health Care Technology 959,876 – – 959,876
Hotels, Restaurants & Leisure 518,317 – – 518,317
Household Durables 1,930,681 – – 1,930,681
Household Products 760,411 – – 760,411
Independent Power and Renewable
Electricity Producers 538,745 – – 538,745
Insurance 2,253,992 – – 2,253,992
Interactive Media & Services 129,893 – – 129,893
Internet & Direct Marketing Retail 892,967 – – 892,967
IT Services 1,164,763 16,841 – 1,181,604
Leisure Products 259,380 – – 259,380
Life Sciences Tools & Services 72,111 – – 72,111
Machinery 2,784,058 – – 2,784,058
Media 1,245,365 – – 1,245,365
Metals & Mining 1,536,417 – – 1,536,417
Mortgage Real Estate Investment Trusts
(REITs) 140,700 – – 140,700
Multiline Retail 142,880 – – 142,880
Multi-Utilities 1,031,373 – – 1,031,373
Oil, Gas & Consumable Fuels 2,628,180 – – 2,628,180
Paper & Forest Products 251,900 – – 251,900
Personal Products 179,760 – – 179,760
Pharmaceuticals 380,238 – – 380,238
Professional Services 1,256,727 – – 1,256,727
Real Estate Management & Development 247,640 – – 247,640
Road & Rail 141,400 – – 141,400

8 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ 2,012,834 $ – $ – $ 2,012,834
Software 1,616,758 – – 1,616,758
Specialty Retail 2,368,056 – – 2,368,056
Technology Hardware, Storage &
Peripherals 562,850 – – 562,850
Textiles, Apparel & Luxury Goods 936,914 – – 936,914
Thrifts & Mortgage Finance 1,547,478 – – 1,547,478
Trading Companies & Distributors 2,504,755 – – 2,504,755
Wireless Telecommunication Services 324,253 – – 324,253
Total Common Stocks $ 82,290,827 $ 16,841 $ – $ 82,307,668
Exchange-Traded Funds 846,760 – – 846,760
Short-Term Investment 985,589 – – 985,589
Total $ 84,123,176 $ 16,841 $ – $ 84,140,017
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard Technology & Science Fund - January 31, 2021 (Unaudited) - Statement of Investments - 9
Common Stocks 99.5%
Shares Value ($)
Biotechnology 5.8%
Acceleron Pharma, Inc.* 2,900 335,037
Alnylam Pharmaceuticals, Inc.* 3,500 526,680
Apellis Pharmaceuticals, Inc.* 12,800 566,656
Arena Pharmaceuticals, Inc.* 6,500 482,560
Aurinia Pharmaceuticals,
Inc.*(a) 18,000 300,780
Biogen, Inc.* 1,050 296,740
BioMarin Pharmaceutical, Inc.* 4,000 331,120
Dicerna Pharmaceuticals, Inc.* 16,000 359,520
Dynavax Technologies
Corp.*(a) 60,000 378,600
Esperion Therapeutics, Inc.*(a) 23,000 724,270
FibroGen , Inc.* 11,000 529,980
Gilead Sciences, Inc. 5,200 341,120
Iovance Biotherapeutics , Inc.* 9,700 425,248
Kura Oncology, Inc.* 15,000 449,250
Mersana Therapeutics, Inc.* 36,000 686,160
Neurocrine Biosciences, Inc.* 3,900 428,025
Novavax , Inc.* 2,300 508,162
PTC Therapeutics, Inc.* 7,000 404,740
REVOLUTION Medicines,
Inc.* 9,000 379,260
Sangamo Therapeutics, Inc.* 25,000 341,500
VBI Vaccines, Inc.*(a) 75,000 244,500
Vertex Pharmaceuticals, Inc.* 2,000 458,160
Xencor , Inc.* 14,000 640,500
10,138,568
Electronic Equipment, Instruments & Components 4.8%
Insight Enterprises, Inc.* 57,955 4,410,376
TE Connectivity Ltd. 33,115 3,987,046
8,397,422
Entertainment 4.7%
Activision Blizzard, Inc. 38,100 3,467,100
Electronic Arts, Inc. 10,650 1,525,080
Sea Ltd., ADR-TW* 14,240 3,085,950
8,078,130
Household Durables 2.4%
Sony Corp., ADR-JP 42,800 4,096,388
Interactive Media & Services 8.6%
Alphabet, Inc., Class A* 4,098 7,488,521
Facebook, Inc., Class A* 29,165 7,534,195
15,022,716
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.* 2,222 7,124,176
IT Services 15.2%
Booz Allen Hamilton Holding
Corp. 33,900 2,887,263
Euronet Worldwide, Inc.* 30,775 3,845,644
Fiserv, Inc.* 26,720 2,743,877
PayPal Holdings, Inc.* 22,000 5,154,820
Twilio , Inc., Class A* 17,370 6,243,299
Visa, Inc., Class A 29,300 5,662,225
26,537,128
Pharmaceuticals 1.2%
Arvinas , Inc.* 6,500 490,360
Intra-Cellular Therapies, Inc.* 41,000 1,318,150
Common Stocks
Shares Value ($)
Pharmaceuticals
Provention Bio, Inc.* 18,500 254,745
2,063,255
Road & Rail 0.5%
Uber Technologies, Inc.* 17,860 909,610
Semiconductors & Semiconductor Equipment 22.0%
KLA Corp. 14,940 4,184,246
Lam Research Corp. 10,390 5,028,240
Micron Technology, Inc.* 59,400 4,649,238
NVIDIA Corp. 9,785 5,084,188
NXP Semiconductors NV 35,780 5,741,617
QUALCOMM, Inc. 42,200 6,595,016
Skyworks Solutions, Inc. 16,010 2,709,692
Texas Instruments, Inc. 26,550 4,399,070
38,391,307
Software 23.3%
Adobe, Inc.* 14,734 6,759,517
Avalara, Inc.*(a) 9,000 1,350,000
Crowdstrike Holdings, Inc.,
Class A* 5,200 1,122,160
DocuSign, Inc.* 12,850 2,992,636
Elastic NV* 7,200 1,094,112
HubSpot , Inc.* 4,350 1,619,070
Intuit, Inc. 4,800 1,733,904
Microsoft Corp. 65,230 15,130,751
RingCentral, Inc., Class A* 15,150 5,649,738
ServiceNow , Inc.* 2,950 1,602,322
Varonis Systems, Inc.* 9,050 1,599,769
40,653,979
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc. 79,105 10,438,696
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S 876 1,610,341
12,049,037
Total Common Stocks
(cost $54,351,269) 173,461,716
Short-Term Investment 1.0%
Money Market Fund 1.0%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 1,665,650 1,665,650
Total Short-Term Investment
(cost $1,665,650) 1,665,650
Total Investments
(cost $56,016,919) — 100.5% 175,127,366
Liabilities in excess of other assets — (0.5)% (822,247)
NET ASSETS — 100.0%
$ 174,305,119
* Denotes a non-income producing security.

10 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bailard Technology & Science Fund
(a) The security or a portion of this security is on loan at January
31, 2021. The total value of securities on loan at January
31, 2021 was $1,780,542, which was collateralized by cash
used to purchase a money market fund with a total value of
$1,665,650 and by $161,611 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 3.13%, and maturity dates ranging from 4/8/2021 –
2/15/2049; a total value of $1,827,261.
(b) Represents 7-day effective yield as of January 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2021 was $1,665,650.
ADR American Depositary Receipt
GDR Global Depositary Receipt
JP Japan
KR South Korea
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
TW Taiwan

Nationwide Bailard Technology & Science Fund - January 31, 2021 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

12 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bailard Technology & Science Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Biotechnology $ 10,138,568 $ – $ – $ 10,138,568
Electronic Equipment, Instruments &
Components 8,397,422 – – 8,397,422
Entertainment 8,078,130 – – 8,078,130
Household Durables 4,096,388 – – 4,096,388
Interactive Media & Services 15,022,716 – – 15,022,716
Internet & Direct Marketing Retail 7,124,176 – – 7,124,176
IT Services 26,537,128 – – 26,537,128
Pharmaceuticals 2,063,255 – – 2,063,255
Road & Rail 909,610 – – 909,610
Semiconductors & Semiconductor
Equipment 38,391,307 – – 38,391,307
Software 40,653,979 – – 40,653,979
Technology Hardware, Storage &
Peripherals 10,438,696 1,610,341 – 12,049,037
Total Common Stocks $ 171,851,375 $ 1,610,341 $ – $ 173,461,716
Short-Term Investment 1,665,650 – – 1,665,650
Total $ 173,517,025 $ 1,610,341 $ – $ 175,127,366
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Diamond Hill Large Cap Concentrated Fund - January 31, 2021 (Unaudited) - Statement of Investments - 13
Common Stocks 98.2%
Shares Value ($)
Auto Components 4.1%
BorgWarner, Inc. 22,052 925,963
Automobiles 4.6%
General Motors Co. 20,667 1,047,403
Banks 4.6%
Bank of America Corp. 35,277 1,045,963
Beverages 5.7%
PepsiCo, Inc. 9,486 1,295,503
Capital Markets 9.2%
Charles Schwab Corp. (The) 18,550 956,067
KKR & Co., Inc. 29,515 1,149,609
2,105,676
Diversified Financial Services 6.5%
Berkshire Hathaway, Inc.,
Class B* 6,461 1,472,268
Entertainment 5.9%
Walt Disney Co. (The)* 8,045 1,352,928
Food Products 5.5%
Mondelez International, Inc.,
Class A 22,749 1,261,205
Health Care Equipment & Supplies 9.2%
Abbott Laboratories 16,896 2,088,177
Household Durables 4.7%
NVR, Inc.* 241 1,071,602
Household Products 4.6%
Procter & Gamble Co. (The) 8,227 1,054,784
Insurance 8.3%
American International Group,
Inc. 50,510 1,891,094
IT Services 7.9%
Cognizant Technology
Solutions Corp., Class A 11,810 920,589
Fidelity National Information
Services, Inc. 7,204 889,406
1,809,995
Machinery 3.6%
Parker-Hannifin Corp. 3,123 826,377
Media 3.4%
Charter Communications, Inc.,
Class A* 1,287 781,930
Oil, Gas & Consumable Fuels 2.8%
Chevron Corp. 7,513 640,108
Pharmaceuticals 4.0%
Pfizer, Inc. 25,642 920,548
Specialty Retail 3.6%
TJX Cos., Inc. (The) 12,737 815,677
Total Investments
(cost $18,087,647) — 98.2% 22,407,201
Other assets in excess of liabilities — 1.8% 411,407
NET ASSETS — 100.0%
$ 22,818,608
* Denotes a non-income producing security.

14 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Diamond Hill Large Cap Concentrated Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 22,407,201 $ – $ – $ 22,407,201
Total $ 22,407,201 $ – $ – $ 22,407,201
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Fund - January 31, 2021 (Unaudited) - Statement of Investments - 15
Common Stocks 99.7%
Shares Value ($)
Aerospace & Defense 2.2%
Boeing Co. (The) 26,866 5,217,109
Lockheed Martin Corp. 33,895 10,908,089
Raytheon Technologies Corp. 130,161 8,685,643
24,810,841
Air Freight & Logistics 1.0%
FedEx Corp. 48,132 11,327,385
Airlines 0.2%
Southwest Airlines Co. 54,116 2,377,857
Automobiles 1.3%
Tesla, Inc.* 18,740 14,870,752
Banks 2.8%
JPMorgan Chase & Co. 250,934 32,287,678
Beverages 2.0%
Constellation Brands, Inc.,
Class A 67,654 14,270,258
Monster Beverage Corp.* 98,593 8,560,830
22,831,088
Biotechnology 1.0%
Alexion Pharmaceuticals, Inc.* 5,630 863,248
Biogen, Inc.* 8,094 2,287,446
Incyte Corp.* 16,532 1,483,747
Regeneron Pharmaceuticals,
Inc.* 4,255 2,143,839
Seagen , Inc.* 7,934 1,303,318
Vertex Pharmaceuticals, Inc.* 13,879 3,179,401
11,260,999
Building Products 0.8%
Johnson Controls International
plc 94,326 4,699,321
Trane Technologies plc 29,681 4,254,772
8,954,093
Capital Markets 3.3%
Apollo Global Management,
Inc. 147,076 6,756,672
Blackstone Group, Inc. (The),
Class A 128,044 8,603,276
Charles Schwab Corp. (The) 280,583 14,461,248
S&P Global, Inc. 27,627 8,757,759
38,578,955
Chemicals 2.0%
Celanese Corp. 51,074 6,238,689
FMC Corp. 44,581 4,827,676
Linde plc 27,774 6,815,740
PPG Industries, Inc. 40,911 5,511,121
23,393,226
Consumer Finance 0.3%
American Express Co. 29,510 3,430,833
Containers & Packaging 0.6%
Ball Corp. 48,055 4,229,801
Crown Holdings, Inc.* 35,496 3,199,964
7,429,765
Diversified Financial Services 1.0%
Berkshire Hathaway, Inc.,
Class B* 25,263 5,756,680
Common Stocks
Shares Value ($)
Diversified Financial Services
Equitable Holdings, Inc. 209,385 5,188,560
10,945,240
Electric Utilities 3.3%
Duke Energy Corp. 123,946 11,650,924
Edison International 114,182 6,640,825
Exelon Corp. 202,022 8,396,034
FirstEnergy Corp. 314,326 9,668,668
Southern Co. (The) 26,569 1,565,446
37,921,897
Energy Equipment & Services 0.2%
Schlumberger NV 88,215 1,959,255
Entertainment 2.1%
Electronic Arts, Inc. 51,341 7,352,031
Netflix, Inc.* 29,073 15,478,175
Walt Disney Co. (The)* 5,788 973,368
23,803,574
Equity Real Estate Investment Trusts (REITs) 2.1%
Alexandria Real Estate
Equities, Inc. 36,548 6,107,536
American Tower Corp. 21,684 4,930,074
Equinix , Inc. 9,183 6,795,053
Prologis, Inc. 66,393 6,851,758
24,684,421
Food & Staples Retailing 1.4%
Sysco Corp. 231,392 16,546,842
Food Products 1.0%
Archer-Daniels-Midland Co. 66,847 3,343,018
Mondelez International, Inc.,
Class A 139,659 7,742,695
11,085,713
Health Care Equipment & Supplies 3.1%
Boston Scientific Corp.* 233,769 8,284,773
Danaher Corp. 42,662 10,146,730
Edwards Lifesciences Corp.* 62,245 5,140,192
Intuitive Surgical, Inc.* 8,571 6,408,023
Teleflex, Inc. 15,299 5,777,361
35,757,079
Health Care Providers & Services 3.0%
Anthem, Inc. 21,476 6,377,942
Centene Corp.* 58,199 3,509,400
HCA Healthcare, Inc. 20,093 3,264,711
Humana, Inc. 5,838 2,236,596
Laboratory Corp. of America
Holdings* 11,571 2,648,718
McKesson Corp. 12,930 2,255,897
Quest Diagnostics, Inc. 16,926 2,185,993
UnitedHealth Group, Inc. 34,952 11,659,288
34,138,545
Hotels, Restaurants & Leisure 2.6%
Caesars Entertainment, Inc.* 52,049 3,663,729
Carnival Corp. 133,238 2,487,554
Chipotle Mexican Grill, Inc.* 3,561 5,270,280
Hilton Worldwide Holdings,
Inc. 73,372 7,439,187
Las Vegas Sands Corp. 61,527 2,958,833

16 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Starbucks Corp. 85,919 8,317,818
30,137,401
Household Durables 0.5%
Lennar Corp., Class A 68,471 5,693,364
Household Products 1.6%
Procter & Gamble Co. (The) 147,512 18,912,513
Industrial Conglomerates 1.0%
3M Co. 2,890 507,657
General Electric Co. 257,292 2,747,879
Honeywell International, Inc. 42,265 8,257,313
11,512,849
Insurance 2.5%
American International Group,
Inc. 158,964 5,951,612
Athene Holding Ltd., Class A* 107,415 4,392,199
Chubb Ltd. 47,120 6,863,971
Hartford Financial Services
Group, Inc. (The) 75,473 3,624,214
Marsh & McLennan Cos., Inc. 49,863 5,480,442
Progressive Corp. (The) 34,394 2,998,813
29,311,251
Interactive Media & Services 8.7%
Alphabet, Inc., Class A* 29,837 54,522,940
Facebook, Inc., Class A* 119,514 30,874,052
Match Group, Inc.* 41,112 5,749,924
Snap, Inc., Class A* 90,879 4,811,134
Twitter, Inc.* 78,805 3,982,017
99,940,067
Internet & Direct Marketing Retail 5.3%
Amazon.com, Inc.* 18,857 60,459,313
IT Services 5.1%
Cognizant Technology
Solutions Corp., Class A 97,690 7,614,935
FleetCor Technologies, Inc.* 35,487 8,614,469
Global Payments, Inc. 94,739 16,723,328
PayPal Holdings, Inc.* 48,482 11,359,817
Shopify, Inc., Class A* 4,276 4,697,571
Snowflake, Inc., Class A* 1,308 356,365
Visa, Inc., Class A 47,006 9,083,910
58,450,395
Life Sciences Tools & Services 1.5%
Illumina, Inc.* 7,942 3,386,786
PPD, Inc.* 35,400 1,138,464
Thermo Fisher Scientific, Inc. 25,410 12,951,477
17,476,727
Machinery 2.5%
Fortive Corp. 89,692 5,926,847
Illinois Tool Works, Inc. 2,156 418,717
Ingersoll Rand, Inc.* 129,606 5,422,715
Parker-Hannifin Corp. 23,919 6,329,207
Westinghouse Air Brake
Technologies Corp. 142,812 10,598,078
28,695,564
Media 2.6%
Charter Communications, Inc.,
Class A* 32,203 19,565,255
Common Stocks
Shares Value ($)
Media
Omnicom Group, Inc. 168,835 10,531,927
30,097,182
Oil, Gas & Consumable Fuels 2.4%
BP plc, ADR-UK 77,704 1,726,583
Chevron Corp. 46,991 4,003,633
ConocoPhillips 99,718 3,991,712
EOG Resources, Inc. 65,012 3,313,011
Exxon Mobil Corp. 77,559 3,477,746
Marathon Petroleum Corp. 80,937 3,493,241
Pioneer Natural Resources
Co. 8,179 988,841
Royal Dutch Shell plc, Class A,
ADR-NL(a) 120,291 4,437,535
Royal Dutch Shell plc, Class
B, ADR-NL 66,343 2,314,707
27,747,009
Personal Products 0.8%
Estee Lauder Cos., Inc. (The),
Class A 37,322 8,832,251
Pharmaceuticals 5.4%
AstraZeneca plc, ADR-UK(a) 208,094 10,529,556
Bristol-Myers Squibb Co. 170,840 10,494,701
Eli Lilly & Co. 84,079 17,485,910
Novartis AG, ADR-CH 87,759 7,939,557
Pfizer, Inc. 437,392 15,702,373
Royalty Pharma plc, Class A 10,991 516,687
62,668,784
Professional Services 1.4%
Equifax, Inc. 14,718 2,606,705
IHS Markit Ltd. 115,196 10,031,268
Verisk Analytics, Inc. 19,303 3,542,100
16,180,073
Road & Rail 1.0%
JB Hunt Transport Services,
Inc. 54,143 7,290,897
Uber Technologies, Inc.* 74,054 3,771,570
11,062,467
Semiconductors & Semiconductor Equipment 5.3%
Advanced Micro Devices, Inc.* 141,733 12,138,014
KLA Corp. 18,583 5,204,541
Marvell Technology Group Ltd. 239,761 12,338,101
Micron Technology, Inc.* 156,449 12,245,263
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 53,005 6,441,168
Teradyne, Inc. 15,413 1,749,067
Texas Instruments, Inc. 67,513 11,186,229
61,302,383
Software 7.5%
Adobe, Inc.* 9,533 4,373,454
Microsoft Corp. 262,549 60,900,866
salesforce.com, Inc.* 45,421 10,245,161
ServiceNow , Inc.* 8,753 4,754,279
Splunk , Inc.* 12,392 2,045,052
Workday, Inc., Class A* 19,783 4,501,226
86,820,038

Nationwide Fund - January 31, 2021 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
Specialty Retail 2.0%
Lowe's Cos., Inc. 52,149 8,701,061
Ross Stores, Inc. 35,814 3,985,740
TJX Cos., Inc. (The) 157,573 10,090,975
22,777,776
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc. 435,432 57,459,607
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.* 31,670 3,992,954
Total Common Stocks
(cost $802,515,832) 1,147,926,006
Short-Term Investment 1.0%
Money Market Fund 1.0%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 11,303,124 11,303,124
Total Short-Term Investment
(cost $11,303,124) 11,303,124
Total Investments
(cost $813,818,956) — 100.7% 1,159,229,130
Liabilities in excess of other assets — (0.7)% (7,817,934)
NET ASSETS — 100.0%
$ 1,151,411,196
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at January
31, 2021. The total value of securities on loan at January
31, 2021 was $10,738,140, which was collateralized by
cash used to purchase a money market fund with a value of
$11,303,124.
(b) Represents 7-day effective yield as of January 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2021 was $11,303,124.
ADR American Depositary Receipt
CH Switzerland
NL Netherlands
REIT Real Estate Investment Trust
TW Taiwan
UK United Kingdom

18 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Fund - January 31, 2021 (Unaudited) - Statement of Investments - 19
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,147,926,006 $ – $ – $ 1,147,926,006
Short-Term Investment 11,303,124 – – 11,303,124
Total $ 1,159,229,130 $ – $ – $ 1,159,229,130
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
Common Stocks 99.4%
Shares Value ($)
Aerospace & Defense 3.9%
Axon Enterprise, Inc.* 74,150 12,172,464
HEICO Corp., Class A 32,661 3,472,191
Mercury Systems, Inc.* 43,773 3,110,509
18,755,164
Banks 1.7%
Signature Bank 49,279 8,140,398
Building Products 2.0%
Advanced Drainage Systems,
Inc. 71,652 5,909,857
Fortune Brands Home &
Security, Inc. 43,695 3,768,694
9,678,551
Capital Markets 3.5%
Intercontinental Exchange, Inc. 95,501 10,538,535
Raymond James Financial,
Inc. 63,261 6,321,672
16,860,207
Commercial Services & Supplies 3.2%
Copart , Inc.* 141,726 15,554,428
Distributors 3.0%
Pool Corp. 40,254 14,257,162
Diversified Consumer Services 2.6%
frontdoor , Inc.* 133,362 7,340,245
Grand Canyon Education,
Inc.* 61,281 5,205,208
12,545,453
Electrical Equipment 0.9%
Generac Holdings, Inc.* 16,730 4,122,607
Electronic Equipment, Instruments & Components 7.9%
Amphenol Corp., Class A 99,532 12,429,556
Cognex Corp. 62,108 5,100,930
Keysight Technologies, Inc.* 99,316 14,062,153
Trimble, Inc.* 97,952 6,456,016
38,048,655
Health Care Equipment & Supplies 13.6%
ABIOMED, Inc.* 31,656 11,024,202
Align Technology, Inc.* 20,248 10,637,894
Cooper Cos., Inc. (The) 12,263 4,464,223
IDEXX Laboratories, Inc.* 29,128 13,942,991
Masimo Corp.* 28,315 7,246,375
STERIS plc 57,008 10,666,767
Teleflex, Inc. 20,364 7,690,057
65,672,509
Health Care Providers & Services 1.5%
HealthEquity , Inc.* 84,289 7,042,346
Household Products 2.1%
Church & Dwight Co., Inc. 121,883 10,290,582
Industrial Conglomerates 1.9%
Roper Technologies, Inc. 23,823 9,360,295
Internet & Direct Marketing Retail 1.0%
Etsy, Inc.* 23,547 4,687,972
IT Services 10.9%
Broadridge Financial
Solutions, Inc. 64,475 9,110,962
Common Stocks
Shares Value ($)
IT Services
EPAM Systems, Inc.* 40,946 14,103,031
Fiserv, Inc.* 106,735 10,960,617
Gartner, Inc.* 44,914 6,822,886
Global Payments, Inc. 64,125 11,319,345
52,316,841
Life Sciences Tools & Services 1.7%
Repligen Corp.* 41,691 8,338,200
Machinery 2.3%
IDEX Corp. 58,522 10,896,211
Pharmaceuticals 2.0%
Catalent , Inc.* 85,246 9,807,552
Professional Services 5.5%
CoStar Group, Inc.* 17,881 16,087,714
Verisk Analytics, Inc. 55,790 10,237,465
26,325,179
Road & Rail 0.8%
JB Hunt Transport Services,
Inc. 28,836 3,883,056
Semiconductors & Semiconductor Equipment 1.0%
Microchip Technology, Inc. 35,770 4,868,655
Software 18.1%
ANSYS, Inc.* 42,334 15,001,899
Blackline, Inc.* 96,247 12,475,536
HubSpot , Inc.* 33,893 12,614,975
Intuit, Inc. 42,976 15,524,220
RealPage , Inc.* 118,938 10,296,463
SS&C Technologies Holdings,
Inc. 107,535 6,761,801
Tyler Technologies, Inc.* 34,120 14,425,595
87,100,489
Specialty Retail 5.9%
Burlington Stores, Inc.* 42,571 10,595,922
O'Reilly Automotive, Inc.* 27,404 11,659,580
Ulta Beauty, Inc.* 21,591 6,040,298
28,295,800
Textiles, Apparel & Luxury Goods 1.0%
Lululemon Athletica, Inc.* 15,014 4,934,801
Trading Companies & Distributors 1.4%
Watsco , Inc. 28,309 6,751,413
Total Investments
(cost $229,567,276) — 99.4% 478,534,526
Other assets in excess of liabilities — 0.6% 2,773,024
NET ASSETS — 100.0%
$ 481,307,550
* Denotes a non-income producing security.

Nationwide Geneva Mid Cap Growth Fund - January 31, 2021 (Unaudited) - Statement of Investments - 21
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 478,534,526 $ – $ – $ 478,534,526
Total $ 478,534,526 $ – $ – $ 478,534,526
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide GQG U.S. Quality Equity Fund
Common Stocks 98.9%
Shares Value ($)
Aerospace & Defense 4.3%
L3Harris Technologies, Inc. 1,006 172,539
Lockheed Martin Corp. 748 240,721
413,260
Banks 3.5%
Bank of America Corp. 11,278 334,393
Biotechnology 1.9%
AbbVie, Inc. 1,807 185,181
Capital Markets 3.2%
Morgan Stanley 4,661 312,520
Equity Real Estate Investment Trusts (REITs) 2.6%
Equinix , Inc. 345 255,286
Health Care Equipment & Supplies 4.7%
Abbott Laboratories 3,706 458,025
Health Care Providers & Services 8.2%
Humana, Inc. 794 304,189
UnitedHealth Group, Inc. 1,470 490,363
794,552
Household Products 4.0%
Procter & Gamble Co. (The) 3,029 388,348
Insurance 2.4%
Progressive Corp. (The) 2,603 226,956
Interactive Media & Services 10.9%
Alphabet, Inc., Class C* 255 468,114
Facebook, Inc., Class A* 1,570 405,578
Pinterest, Inc., Class A* 2,651 181,620
1,055,312
Internet & Direct Marketing Retail 7.0%
Amazon.com, Inc.* 211 676,508
IT Services 6.0%
PayPal Holdings, Inc.* 851 199,398
Twilio , Inc., Class A* 262 94,171
Visa, Inc., Class A 1,482 286,396
579,965
Life Sciences Tools & Services 1.7%
Syneos Health, Inc.* 2,242 166,693
Common Stocks
Shares Value ($)
Multiline Retail 2.9%
Target Corp. 1,532 277,552
Multi-Utilities 2.1%
CMS Energy Corp. 3,622 206,019
Pharmaceuticals 5.3%
Eli Lilly & Co. 878 182,598
Johnson & Johnson 1,099 179,280
Royalty Pharma plc, Class A 3,107 146,060
507,938
Road & Rail 0.7%
Kansas City Southern 346 70,124
Semiconductors & Semiconductor Equipment 6.7%
Advanced Micro Devices, Inc.* 3,087 264,371
NVIDIA Corp. 741 385,016
649,387
Software 17.3%
Adobe, Inc.* 930 426,656
Microsoft Corp. 3,246 752,942
ServiceNow , Inc.* 900 488,844
1,668,442
Tobacco 3.5%
Philip Morris International, Inc. 4,200 334,530
Total Common Stocks
(cost $9,884,451) 9,560,991
Master Limited Partnership 0.5%
Capital Markets 0.5%
AllianceBernstein Holding LP 1,371 48,465
Total Master Limited Partnership
(cost $50,192)
48,465
Total Investments
(cost $9,934,643) — 99.4% 9,609,456
Other assets in excess of liabilities — 0.6% 60,162
NET ASSETS — 100.0%
$ 9,669,618
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

Nationwide GQG U.S. Quality Equity Fund - January 31, 2021 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

24 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide GQG U.S. Quality Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 9,560,991 $ – $ – $ 9,560,991
Master Limited Partnership 48,465 – – 48,465
Total $ 9,609,456 $ – $ – $ 9,609,456
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis All Cap Growth Fund - January 31, 2021 (Unaudited) - Statement of Investments - 25
Common Stocks 98.1%
Shares Value ($)
Aerospace & Defense 3.8%
Boeing Co. (The) 78,539 15,251,488
Air Freight & Logistics 2.8%
Expeditors International of
Washington, Inc. 124,368 11,133,423
Beverages 4.3%
Monster Beverage Corp.* 197,888 17,182,615
Biotechnology 3.8%
BioMarin Pharmaceutical, Inc.* 50,239 4,158,784
Regeneron Pharmaceuticals,
Inc.* 21,678 10,922,244
15,081,028
Capital Markets 4.2%
FactSet Research Systems,
Inc. 17,396 5,259,507
MSCI, Inc. 14,348 5,671,764
SEI Investments Co. 107,633 5,688,404
16,619,675
Communications Equipment 1.5%
Cisco Systems, Inc. 130,298 5,808,685
Energy Equipment & Services 1.3%
Schlumberger NV 229,911 5,106,323
Entertainment 3.5%
Walt Disney Co. (The)* 82,332 13,845,773
Health Care Equipment & Supplies 1.0%
Intuitive Surgical, Inc.* 5,163 3,860,065
Health Care Technology 1.8%
Cerner Corp. 88,742 7,109,122
Hotels, Restaurants & Leisure 4.7%
Starbucks Corp. 91,051 8,814,647
Yum China Holdings, Inc. 105,243 5,968,331
Yum! Brands, Inc. 37,473 3,803,135
18,586,113
Household Products 1.0%
Colgate-Palmolive Co. 53,011 4,134,858
Interactive Media & Services 9.4%
Alphabet, Inc., Class A* 4,916 8,983,302
Alphabet, Inc., Class C* 4,924 9,039,183
Facebook, Inc., Class A* 74,811 19,325,926
37,348,411
Internet & Direct Marketing Retail 12.2%
Alibaba Group Holding Ltd.,
ADR-CN* 78,651 19,963,983
Amazon.com, Inc.* 8,817 28,269,066
48,233,049
IT Services 4.4%
Automatic Data Processing,
Inc. 15,714 2,594,696
Visa, Inc., Class A 76,682 14,818,796
17,413,492
Life Sciences Tools & Services 2.8%
Illumina, Inc.* 25,604 10,918,570
Machinery 3.6%
Deere & Co. 50,033 14,449,530
Common Stocks
Shares Value ($)
Pharmaceuticals 6.3%
Novartis AG, ADR-CH 131,488 11,895,719
Novo Nordisk A/S, ADR-DK 44,525 3,098,940
Roche Holding AG, ADR-CH 225,251 9,778,146
24,772,805
Semiconductors & Semiconductor Equipment 7.6%
NVIDIA Corp. 38,175 19,835,348
QUALCOMM, Inc. 65,760 10,276,973
30,112,321
Software 16.4%
Autodesk, Inc.* 68,675 19,052,505
Microsoft Corp. 46,409 10,765,032
Oracle Corp. 229,497 13,868,504
salesforce.com, Inc.* 48,297 10,893,871
Workday, Inc., Class A* 46,209 10,513,934
65,093,846
Textiles, Apparel & Luxury Goods 1.7%
Under Armour , Inc., Class A* 388,220 6,793,850
Total Investments
(cost $249,704,564) — 98.1% 388,855,042
Other assets in excess of liabilities — 1.9% 7,728,535
NET ASSETS — 100.0%
$ 396,583,577
* Denotes a non-income producing security.
ADR American Depositary Receipt
CH Switzerland
CN China
DK Denmark

26 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Loomis All Cap Growth Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Loomis All Cap Growth Fund - January 31, 2021 (Unaudited) - Statement of Investments - 27
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 388,855,042 $ – $ – $ 388,855,042
Total $ 388,855,042 $ – $ – $ 388,855,042
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Small Company Growth Fund
Common Stocks 97.4%
Shares Value ($)
Biotechnology 3.0%
Cyclerion Therapeutics, Inc.* 31,551 99,701
Ironwood Pharmaceuticals,
Inc.* 600,760 6,139,767
Vericel Corp.* 90,481 3,734,151
9,973,619
Chemicals 0.9%
Balchem Corp. 29,256 3,131,270
Communications Equipment 0.5%
NetScout Systems, Inc.* 51,418 1,503,205
Electronic Equipment, Instruments & Components 4.0%
Cognex Corp. 160,987 13,221,862
Energy Equipment & Services 1.2%
DMC Global, Inc. 70,204 4,013,563
Health Care Equipment & Supplies 25.5%
ABIOMED, Inc.* 44,415 15,467,524
Cantel Medical Corp.* 29,029 2,292,420
Cardiovascular Systems, Inc.* 209,381 9,420,051
Glaukos Corp.* 173,194 15,360,576
Inogen , Inc.* 134,990 6,605,061
iRhythm Technologies, Inc.* 47,295 7,965,424
Neogen Corp.* 133,895 10,828,088
OrthoPediatrics Corp.*(a) 33,200 1,533,176
Quidel Corp.* 47,276 11,864,858
Tandem Diabetes Care, Inc.* 30,361 2,812,947
84,150,125
Health Care Technology 7.3%
NextGen Healthcare, Inc.* 193,117 3,819,854
Veeva Systems, Inc., Class A* 40,048 11,070,869
Vocera Communications, Inc.* 207,132 9,103,452
23,994,175
IT Services 0.2%
NIC, Inc. 27,863 750,072
Life Sciences Tools & Services 2.5%
10X Genomics, Inc., Class A* 10,194 1,744,703
Bio- Techne Corp. 20,347 6,610,944
8,355,647
Machinery 5.8%
Helios Technologies, Inc. 78,765 4,296,631
Proto Labs, Inc.* 70,967 15,030,810
19,327,441
Software 46.5%
ACI Worldwide, Inc.* 20,439 784,653
Alarm.com Holdings, Inc.* 145,779 13,545,785
Alteryx, Inc., Class A*(a) 84,895 10,701,015
American Software, Inc., Class
A 46,415 891,632
Anaplan, Inc.* 180,291 12,025,410
ANSYS, Inc.* 34,982 12,396,571
Appfolio , Inc., Class A* 66,023 10,088,975
Blackbaud , Inc. 54,571 3,628,426
Datadog , Inc., Class A* 86,364 8,873,901
Guidewire Software, Inc.*(a) 73,755 8,462,649
Manhattan Associates, Inc.* 107,467 12,168,488
Paycom Software, Inc.* 30,076 11,421,060
PROS Holdings, Inc.* 205,156 8,645,274
Q2 Holdings, Inc.* 118,231 15,132,386
Common Stocks
Shares Value ($)
Software
Smartsheet , Inc., Class A* 198,640 13,853,153
Tyler Technologies, Inc.* 25,989 10,987,889
153,607,267
Total Common Stocks
(cost $155,889,845) 322,028,246
Short-Term Investment 0.2%
Money Market Fund 0.2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 499,200 499,200
Total Short-Term Investment
(cost $499,200) 499,200
Total Investments
(cost $156,389,045) — 97.6% 322,527,446
Other assets in excess of liabilities — 2.4% 7,787,614
NET ASSETS — 100.0%
$ 330,315,060
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at January
31, 2021. The total value of securities on loan at January
31, 2021 was $1,156,253, which was collateralized by cash
used to purchase a money market fund with a total value of
$499,200 and by $719,583 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 3.13%, and maturity dates ranging from 4/8/2021 –
2/15/2049; a total value of $1,218,783.
(b) Represents 7-day effective yield as of January 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2021 was $499,200.

Nationwide Small Company Growth Fund - January 31, 2021 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

30 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Small Company Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 322,028,246 $ – $ – $ 322,028,246
Short-Term Investment 499,200 – – 499,200
Total $ 322,527,446 $ – $ – $ 322,527,446
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide American Century Small Cap Income Fund - January 31, 2021 (Unaudited) - Statement of Investments - 31
Common Stocks 87.6%
Shares Value ($)
Aerospace & Defense 0.8%
Park Aerospace Corp. 58,520 777,146
Banks 17.8%
Financial Institutions, Inc. 31,461 720,142
First Hawaiian, Inc. 25,770 599,152
HBT Financial, Inc. 81,726 1,220,169
Home BancShares , Inc. 122,716 2,601,579
Origin Bancorp, Inc. 32,548 1,028,191
Pacific Premier Bancorp, Inc. 53,619 1,782,832
PacWest Bancorp 33,777 1,019,728
Signature Bank 15,887 2,624,374
Towne Bank 39,306 911,899
Umpqua Holdings Corp. 75,570 1,096,521
United Bankshares , Inc. 56,494 1,788,600
Valley National Bancorp 64,950 663,139
Webster Financial Corp. 15,970 746,598
16,802,924
Building Products 1.8%
Fortune Brands Home &
Security, Inc. 16,652 1,436,235
Nordic Waterproofing Holding
AB* 14,338 257,087
1,693,322
Capital Markets 2.7%
Ares Management Corp. 7,159 323,301
Carlyle Group, Inc. (The) 68,642 2,215,077
2,538,378
Chemicals 5.6%
Chase Corp. 6,651 666,696
RPM International, Inc. 17,186 1,417,329
Valvoline, Inc. 35,624 845,714
W R Grace & Co. 41,449 2,404,871
5,334,610
Commercial Services & Supplies 6.0%
Brink's Co. (The) 28,232 1,923,446
Deluxe Corp. 48,926 1,658,102
Healthcare Services Group,
Inc. 65,269 2,116,021
5,697,569
Construction Materials 1.0%
Tecnoglass , Inc. 144,894 983,830
Containers & Packaging 3.5%
Graphic Packaging Holding
Co. 150,575 2,358,005
Sonoco Products Co. 16,356 947,176
3,305,181
Diversified Consumer Services 1.5%
H&R Block, Inc. 79,892 1,376,539
Electronic Equipment, Instruments & Components 3.5%
Avnet, Inc. 60,710 2,143,670
Vishay Intertechnology , Inc. 55,367 1,193,159
3,336,829
Energy Equipment & Services 0.5%
Cactus, Inc., Class A 17,087 447,679
Equity Real Estate Investment Trusts (REITs) 7.7%
Brandywine Realty Trust 104,710 1,151,810
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
CareTrust REIT, Inc. 31,797 714,161
Four Corners Property Trust,
Inc. 66,386 1,749,935
Highwoods Properties, Inc. 34,783 1,304,015
LTC Properties, Inc. 13,241 511,632
Urstadt Biddle Properties, Inc.,
Class A 45,043 622,945
Weingarten Realty Investors 53,824 1,211,578
7,266,076
Food & Staples Retailing 0.7%
Casey's General Stores, Inc. 3,280 614,934
Food Products 0.0%
†
Sanderson Farms, Inc.*^∞ 200 0
Health Care Providers & Services 1.1%
MedCath Corp.*^∞ 2,115 0
Patterson Cos., Inc. 32,289 1,022,916
1,022,916
Household Durables 1.9%
Leggett & Platt, Inc. 43,038 1,764,558
Orleans Homebuilders, Inc.*^∞ 1,500 0
1,764,558
Household Products 2.6%
Spectrum Brands Holdings,
Inc. 32,806 2,479,149
Industrial Conglomerates 1.2%
Carlisle Cos., Inc. 7,598 1,101,178
Insurance 4.1%
AMERISAFE, Inc. 2,670 148,185
Axis Capital Holdings Ltd. 47,996 2,203,016
James River Group Holdings
Ltd. 18,579 826,394
ProAssurance Corp. 26,166 479,623
RenaissanceRe Holdings Ltd. 1,682 253,040
3,910,258
IT Services 2.3%
Cass Information Systems,
Inc. 7,218 293,051
EVERTEC, Inc. 42,753 1,483,529
TTEC Holdings, Inc. 5,885 444,788
2,221,368
Machinery 6.4%
Graham Corp. 96,459 1,423,735
Hurco Cos., Inc. 22,430 659,890
IMI plc 81,941 1,396,758
Luxfer Holdings plc 100,698 1,658,496
Timken Co. (The) 11,883 899,068
6,037,947
Media 2.4%
Entravision Communications
Corp., Class A 520,734 1,666,349
John Wiley & Sons, Inc., Class
A 12,554 572,588
2,238,937
Multi-Utilities 1.2%
NorthWestern Corp. 20,745 1,129,980

32 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide American Century Small Cap Income Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels 0.9%
Hess Midstream LP, Class A 41,931 875,100
Paper & Forest Products 1.1%
Neenah, Inc. 20,326 1,035,000
Semiconductors & Semiconductor Equipment 2.4%
Kulicke & Soffa Industries, Inc. 38,869 1,386,457
MKS Instruments, Inc. 5,668 895,941
2,282,398
Software 0.3%
Sapiens International Corp.
NV 7,300 238,418
Specialty Retail 2.2%
Penske Automotive Group,
Inc. 35,357 2,115,763
Textiles, Apparel & Luxury Goods 2.0%
Ralph Lauren Corp. 8,898 899,143
Tapestry, Inc. 31,761 1,004,283
1,903,426
Thrifts & Mortgage Finance 0.7%
First Place Financial Corp.*^∞ 367 0
Premier Financial Corp. 24,831 689,309
689,309
Trading Companies & Distributors 1.7%
MSC Industrial Direct Co., Inc.,
Class A 20,446 1,585,996
Total Common Stocks
(cost $78,236,960) 82,806,718
Convertible Bond 1.0%
Principal
Amount ($)
Building Products 1.0%
DIRTT Environmental
Solutions, 6.00%, 01/31/26 1,213,000 948,582
Total Convertible Bond
(cost  $952,531)
948,582
Convertible Preferred Stock
Convertible Preferred Stock 1.6%
Electronic Equipment, Instruments & Components 1.6%
II-VI, Inc., 6.00%, 07/01/23 4,425 1,543,971
Total Convertible Preferred Stock
(cost  $1,314,838) 1,543,971
Master Limited Partnerships 3.5%
Shares
Diversified Financial Services 0.8%
Compass Diversified Holdings 37,473 771,944
Oil, Gas & Consumable Fuels 2.7%
Enviva Partners LP 51,117 2,546,649
Total Master Limited Partnership
(cost  $3,035,142)
3,318,593
Preferred Stocks 5.3%
Shares Value ($)
Banks 3.2%
FNB Corp.(ICE LIBOR USD 3
Month + 4.60%), (a) 25,671 718,531
People's United Financial,
Inc., Series A(ICE LIBOR
USD 3 Month + 4.02%), (a) 26,880 764,736
Valley National
Bancorp, Series A(ICE
LIBOR USD 3 Month +
3.85%), (a) 57,155 1,582,622
3,065,889
Diversified Financial Services 2.1%
Compass Diversified
Holdings, Series B(ICE
LIBOR USD 3 Month +
4.99%), (a) 76,722 1,941,067
Total Preferred Stocks
(cost $5,143,171) 5,006,956
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 12,733 1,099
Diversified Financial Services 0.0%
†
First Eagle Private Credit LLC,
CVR*^∞ 8,788 893
Media 0.0%
†
Media General, Inc., CVR*^∞ 5,993 0
Total Rights
(cost $34,705) 1,992
Total Investments
(cost $88,717,347) — 99.0% 93,626,812
Other assets in excess of liabilities — 1.0% 965,167
NET ASSETS — 100.0%
$ 94,591,979
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2021.
CVR Contingent Value Rights
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust

Nationwide American Century Small Cap Income Fund - January 31, 2021 (Unaudited) - Statement of Investments - 33
Forward Foreign Currency Contracts outstanding as of January 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 1,194,615 GBP 869,230 JPMorgan Chase Bank 3/31/2021 3,239
USD 228,171 SEK 1,891,469 Goldman Sachs International 3/31/2021 1,669
Total unrealized appreciation 4,908
GBP 30,646 USD 42,108 JPMorgan Chase Bank 3/31/2021 (105)
USD 36,270 GBP 26,467 JPMorgan Chase Bank 3/31/2021 (6)
Total unrealized depreciation (111)
Net unrealized appreciation 4,797
Currency:
GBP British pound
SEK Swedish krona
USD United States dollar

34 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide American Century Small Cap Income Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 777,146 $ – $ – $ 777,146
Banks 16,802,924 – – 16,802,924
Building Products 1,436,235 257,087 – 1,693,322
Capital Markets 2,538,378 – – 2,538,378
Chemicals 5,334,610 – – 5,334,610
Commercial Services & Supplies 5,697,569 – – 5,697,569
Construction Materials 983,830 – – 983,830
Containers & Packaging 3,305,181 – – 3,305,181
Diversified Consumer Services 1,376,539 – – 1,376,539
Electronic Equipment, Instruments &
Components 3,336,829 – – 3,336,829
Energy Equipment & Services 447,679 – – 447,679

Nationwide American Century Small Cap Income Fund - January 31, 2021 (Unaudited) - Statement of Investments - 35
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
Level 1 Level 2 Level 3 Total
Assets:
Equity Real Estate Investment Trusts
(REITs) $ 7,266,076 $ – $ – $ 7,266,076
Food & Staples Retailing 614,934 – – 614,934
Food Products – – – –
Health Care Providers & Services 1,022,916 – – 1,022,916
Household Durables 1,764,558 – – 1,764,558
Household Products 2,479,149 – – 2,479,149
Industrial Conglomerates 1,101,178 – – 1,101,178
Insurance 3,910,258 – – 3,910,258
IT Services 2,221,368 – – 2,221,368
Machinery 4,641,189 1,396,758 – 6,037,947
Media 2,238,937 – – 2,238,937
Multi-Utilities 1,129,980 – – 1,129,980
Oil, Gas & Consumable Fuels 875,100 – – 875,100
Paper & Forest Products 1,035,000 – – 1,035,000
Semiconductors & Semiconductor
Equipment 2,282,398 – – 2,282,398
Software 238,418 – – 238,418
Specialty Retail 2,115,763 – – 2,115,763
Textiles, Apparel & Luxury Goods 1,903,426 – – 1,903,426
Thrifts & Mortgage Finance 689,309 – – 689,309
Trading Companies & Distributors 1,585,996 – – 1,585,996
Total Common Stocks $ 81,152,873 $ 1,653,845 $ – $ 82,806,718
Convertible Bond – 948,582 – 948,582
Convertible Preferred Stock 1,543,971 – – 1,543,971
Forward Foreign Currency Contracts – 4,908 – 4,908
Master Limited Partnerships 3,318,593 – – 3,318,593
Preferred Stocks 5,006,956 – – 5,006,956
Rights   – 1,099 893 1,992
Total Assets $ 91,022,393 $ 2,608,434 $ 893 $ 93,631,720
Liabilities:
Forward Foreign Currency Contracts $ – $ (111) $ – $ (111)
Total Liabilities $ – $ (111) $ – $ (111)
Total $ 91,022,393 $ 2,608,323 $ 893 $ 93,631,609
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended January 31, 2021, the Fund held four common stock investments and one rights investment that were categorized as Level 3 investments which were each valued at $0.
Common
Stocks Rights Total
Balance as of 10/31/2020 $ — $ 893 $893
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) 48 — 48
Purchases — — —
Sales (48) — (48)
Change in Unrealized Appreciation/Depreciation — — —
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 1/31/2021 $ — $ 893 $893
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 1/31/2021 $ — $ — $—
Amounts designated as "−" are zero or have been rounded to zero.

36 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide American Century Small Cap Income Fund
Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2021:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 4,908
Total $ 4,908
Liabilities: s
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (111)
Total $ (111)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide WCM Focused Small Cap Fund - January 31, 2021 (Unaudited) - Statement of Investments - 37
Common Stocks 92.7%
Shares Value ($)
Aerospace & Defense 1.5%
Vectrus , Inc.* 41,900 2,153,660
Auto Components 2.4%
Dorman Products, Inc.* 37,900 3,442,457
Biotechnology 1.1%
Emergent BioSolutions , Inc.* 14,700 1,570,695
Building Products 1.9%
American Woodmark Corp.* 30,900 2,673,159
Capital Markets 8.7%
Focus Financial Partners, Inc.,
Class A* 165,000 7,850,700
Virtus Investment Partners,
Inc. 22,500 4,725,000
12,575,700
Chemicals 3.8%
Chase Corp. 14,500 1,453,480
Element Solutions, Inc. 239,200 4,073,576
5,527,056
Commercial Services & Supplies 17.2%
BrightView Holdings, Inc.* 249,600 3,539,328
Healthcare Services Group,
Inc. 135,200 4,383,184
KAR Auction Services, Inc. 231,000 4,264,260
SP Plus Corp.* 115,000 3,335,000
UniFirst Corp. 30,900 6,575,520
US Ecology, Inc.*(a) 83,500 2,755,500
24,852,792
Construction & Engineering 2.7%
EMCOR Group, Inc. 43,700 3,858,710
Electrical Equipment 2.9%
EnerSys 51,700 4,251,291
Electronic Equipment, Instruments & Components 4.3%
ePlus , Inc.* 73,300 6,160,132
Health Care Providers & Services 3.6%
Addus HomeCare Corp.* 46,600 5,244,830
Hotels, Restaurants & Leisure 3.0%
Wyndham Hotels & Resorts,
Inc. 74,300 4,322,031
Insurance 3.7%
Enstar Group Ltd.* 26,900 5,385,649
IT Services 4.8%
Cass Information Systems,
Inc.(a) 51,500 2,090,900
Verra Mobility Corp.* 373,900 4,785,920
6,876,820
Machinery 3.5%
Crane Co. 65,800 4,979,744
Media 1.6%
Hemisphere Media Group,
Inc.* 218,800 2,284,272
Personal Products 3.3%
Inter Parfums , Inc. 76,700 4,769,206
Common Stocks
Shares Value ($)
Real Estate Management & Development 4.8%
Jones Lang LaSalle, Inc.* 47,000 6,871,870
Road & Rail 2.8%
Landstar System, Inc. 29,000 4,042,600
Semiconductors & Semiconductor Equipment 3.7%
CMC Materials, Inc. 36,300 5,347,353
Software 4.5%
Manhattan Associates, Inc.* 57,000 6,454,110
Specialty Retail 3.8%
America's Car-Mart, Inc.* 45,700 5,428,246
Trading Companies & Distributors 3.1%
Beacon Roofing Supply, Inc.* 111,500 4,434,355
Total Investments
(cost $108,758,879) — 92.7% 133,506,738
Other assets in excess of liabilities — 7.3% 10,533,971
NET ASSETS — 100.0%
$ 144,040,709
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at January
31, 2021. The total value of securities on loan at January 31,
2021 was $169,408, which was collateralized by $178,610
in the form of U.S Government Treasury Securities, interest
rates ranging from 0.00% - 3.13%, and maturity dates
ranging from 4/8/2021 – 2/15/2049.

38 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide WCM Focused Small Cap Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 133,506,738 $ – $ – $ 133,506,738
Total $ 133,506,738 $ – $ – $ 133,506,738
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Mellon Disciplined Value Fund - January 31, 2021 (Unaudited) - Statement of Investments - 1
Common Stocks 87.9%
Shares Value ($)
Aerospace & Defense 2.1%
L3Harris Technologies, Inc. 50,927 8,734,490
Northrop Grumman Corp. 7,448 2,134,671
10,869,161
Air Freight & Logistics 0.4%
FedEx Corp. 9,033 2,125,826
Automobiles 1.9%
General Motors Co. 193,263 9,794,569
Banks 7.3%
Bank of America Corp. 231,821 6,873,492
JPMorgan Chase & Co. 168,028 21,620,163
Truist Financial Corp. 50,500 2,422,990
US Bancorp 141,642 6,069,360
36,986,005
Beverages 1.0%
PepsiCo, Inc. 35,628 4,865,716
Biotechnology 2.2%
AbbVie, Inc. 108,899 11,159,970
Building Products 1.5%
Carrier Global Corp. 140,628 5,414,178
Trane Technologies plc 15,097 2,164,155
7,578,333
Capital Markets 6.2%
Ameriprise Financial, Inc. 22,363 4,424,967
Charles Schwab Corp. (The) 76,189 3,926,781
Goldman Sachs Group, Inc.
(The) 43,153 11,701,799
Morgan Stanley 172,067 11,537,092
31,590,639
Chemicals 3.0%
CF Industries Holdings, Inc. 244,091 10,100,486
Mosaic Co. (The) 187,439 4,865,916
14,966,402
Communications Equipment 1.3%
Cisco Systems, Inc. 146,113 6,513,718
Construction & Engineering 1.0%
Quanta Services, Inc. 68,967 4,860,104
Construction Materials 1.6%
Vulcan Materials Co. 53,544 7,985,552
Consumer Finance 3.0%
Ally Financial, Inc. 155,179 5,871,973
Capital One Financial Corp. 91,448 9,534,369
15,406,342
Diversified Financial Services 4.3%
Berkshire Hathaway, Inc.,
Class B* 55,585 12,666,154
Voya Financial, Inc. 165,542 9,180,959
21,847,113
Electric Utilities 3.3%
Exelon Corp. 193,358 8,035,958
PPL Corp. 320,885 8,878,888
16,914,846
Electrical Equipment 2.9%
Eaton Corp. plc 96,897 11,404,777
Common Stocks
Shares Value ($)
Electrical Equipment
Hubbell, Inc. 21,538 3,351,313
14,756,090
Electronic Equipment, Instruments & Components 2.0%
Corning, Inc. 199,783 7,166,216
Dolby Laboratories, Inc., Class
A 34,976 3,078,938
10,245,154
Equity Real Estate Investment Trusts (REITs) 0.6%
Weyerhaeuser Co. 102,559 3,198,815
Food Products 0.5%
Archer-Daniels-Midland Co. 46,895 2,345,219
Health Care Equipment & Supplies 5.9%
Abbott Laboratories 29,528 3,649,366
Becton Dickinson and Co. 27,174 7,113,881
Danaher Corp. 22,445 5,338,319
Medtronic plc 124,776 13,891,312
29,992,878
Health Care Providers & Services 2.2%
Anthem, Inc. 14,090 4,184,448
HCA Healthcare, Inc. 14,241 2,313,878
McKesson Corp. 26,503 4,623,978
11,122,304
Hotels, Restaurants & Leisure 1.0%
Las Vegas Sands Corp. 107,062 5,148,612
Household Durables 0.4%
Lennar Corp., Class A 26,948 2,240,726
Independent Power and Renewable Electricity Producers
2.7%
AES Corp. (The) 123,292 3,007,092
Clearway Energy, Inc., Class C 135,394 4,194,506
NextEra Energy Partners LP 79,133 6,449,340
13,650,938
Insurance 5.0%
Assurant, Inc. 63,658 8,623,749
Chubb Ltd. 76,484 11,141,424
Reinsurance Group of
America, Inc. 23,577 2,476,764
Willis Towers Watson plc 15,601 3,166,067
25,408,004
Interactive Media & Services 3.0%
Alphabet, Inc., Class A* 8,232 15,042,828
Media 1.3%
Comcast Corp., Class A 132,388 6,562,473
Metals & Mining 1.9%
Freeport-McMoRan, Inc.* 361,530 9,728,772
Oil, Gas & Consumable Fuels 5.8%
Cabot Oil & Gas Corp. 159,298 2,919,932
ConocoPhillips 113,025 4,524,391
Hess Corp. 135,896 7,335,666
Marathon Petroleum Corp. 248,571 10,728,325
Phillips 66 55,305 3,749,679
29,257,993

2 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Mellon Disciplined Value Fund
Common Stocks
Shares Value ($)
Paper & Forest Products 0.8%
Louisiana-Pacific Corp. 99,765 3,792,068
Pharmaceuticals 1.8%
Eli Lilly & Co. 43,777 9,104,303
Road & Rail 1.7%
Union Pacific Corp. 42,524 8,397,214
Semiconductors & Semiconductor Equipment 5.1%
Applied Materials, Inc. 92,640 8,956,435
Microchip Technology, Inc. 26,797 3,647,340
NXP Semiconductors NV 24,512 3,933,441
QUALCOMM, Inc. 58,826 9,193,327
25,730,543
Textiles, Apparel & Luxury Goods 0.4%
VF Corp. 28,559 2,195,330
Thrifts & Mortgage Finance 0.7%
Essent Group Ltd. 90,582 3,789,045
Tobacco 1.2%
Philip Morris International, Inc. 77,145 6,144,599
Wireless Telecommunication Services 0.9%
Vodafone Group plc, ADR-UK 271,316 4,653,069
Total Common Stocks
(cost $351,232,170) 445,971,273
Purchased Options 1.3%
Number of
Contracts
Call Options 1.3%
Index Funds: 1.3%
S&P 500 E-Mini Index
3/19/2021 at USD 3,350.00,
American Style
Notional Amount: USD
17,456,928
Exchange Traded
*
143 2,955,810
S&P 500 E-Mini Index
3/19/2021 at USD 3,850.00,
American Style
Notional Amount: USD
26,556,816
Exchange Traded
*
94 287,640
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
4/16/2021 at USD 3,300.00,
European Style
Notional Amount: USD
26,556,816
Exchange Traded
*
143 3,394,105
Total Purchased Options
(cost $7,693,019 ) 6,637,555
Short-Term Investments 3.0%
Shares
U.S. Treasury Obligation 3.0%
U.S. Treasury Bills
0.07% 03/18/2021 15,000,000 14,998,898
0.00% 02/25/2021(a)(b) 6,000 6,000
Total U.S. Treasury
Obligation
(cost $15,004,603) 15,004,898
Total Short-Term Investment
(cost $15,004,603) 15,004,898
Total Investments
(cost $373,929,792) — 92.2% 467,613,726
Other assets in excess of liabilities — 7.8% 39,423,019
NET ASSETS — 100.0%
$ 507,036,745
* Denotes a non-income producing security.
(a) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(b) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom
Currency:
USD United States Dollar

Nationwide Mellon Disciplined Value Fund - January 31, 2021 (Unaudited) - Statement of Investments - 3
Futures contracts outstanding as of January 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 766 3/2021 USD 51,004,110 (89,139)
U.S. Treasury Long Bond 421 3/2021 USD 71,030,594 (1,731,710)
(1,820,849)
Short Contracts
S&P 500 E-Mini Index (15) 3/2021 USD (2,778,900) 79,617
79,617
(1,741,232)
Currency:
USD United States Dollar

4 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Mellon Disciplined Value Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Mellon Disciplined Value Fund - January 31, 2021 (Unaudited) - Statement of Investments - 5
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
Options
The Fund purchased and/or wrote options on futures contracts and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the
values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against
changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with
buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 445,971,273 $ – $ – $ 445,971,273
Futures Contracts 79,617 – – 79,617
Purchased Options 6,637,555 – – 6,637,555
Short-Term Investments – 15,004,898 – 15,004,898
Total Assets $ 452,688,445 $ 15,004,898 $ – $ 467,693,343
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,820,849) $ – $ – $ (1,820,849)
Total Liabilities $ (1,820,849) $ – $ – $ (1,820,849)
Total $ 450,867,596 $ 15,004,898 $ – $ 465,872,494
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

6 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Mellon Disciplined Value Fund
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2021:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 6,637,555
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 79,617
Total $ 6,717,172
Liabilities: s
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (89,139)
Interest rate risk Unrealized depreciation from futures contracts $ (1,731,710)
Total $ (1,820,849)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 6.3%
Principal
Amount ($) Value ($)
Automobiles 0.3%
Ford Credit Floorplan Master
Owner Trust, Series 2018-4,
Class A, 4.06%, 11/15/2030 1,150,000 1,350,401
Ford Credit Floorplan Master
Owner Trust A, Series
2020-2, Class A, 1.06%,
9/15/2027 2,940,000 2,980,643
Hertz Vehicle Financing II LP,
Series 2016-4A, Class A,
2.65%, 7/25/2022(a) 226,140 226,749
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 3,150,000 3,242,378
7,800,171
Home Equity 0.4%
Aegis Asset-Backed Securities
Trust Mortgage Pass-
Through Certificates, Series
2005-4, Class M2, 0.83%,
10/25/2035(b) 2,330,000 2,242,063
Bear Stearns Asset-Backed
Securities I Trust, Series
2004-HE7, Class M1,
1.03%, 8/25/2034(b) 4,544,495 4,445,118
CWABS, Inc. Asset-Backed
Certificates Trust, Series
2004-6, Class 1A1, 0.67%,
12/25/2034(b) 978,725 946,064
GSAA Home Equity Trust,
Series 2005-6, Class M4,
1.18%, 6/25/2035(b) 1,090,000 1,043,340
RAAC Trust, Series 2005-
SP3, Class M2, 1.33%,
12/25/2035(b) 1,020,437 1,018,642
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A8, 1.33%,
8/25/2034(b) 1,000,000 994,544
10,689,771
Other 4.4%
AGL CLO 6 Ltd., Series
2020-6A, Class A1, 2.17%,
7/20/2031(a)(b) 1,460,000 1,466,039
Allegro CLO XI Ltd., Series
2019-2A, Class A1A, 1.61%,
1/19/2033(a)(b) 2,500,000 2,505,863
Ameriquest Mortgage
Securities, Inc., Series
2004-R10, Class M6,
2.18%, 11/25/2034(b) 1,815,679 1,806,673
AMMC CLO 21 Ltd., Series
2017-21A, Class A, 1.46%,
11/2/2030(a)(b) 392,000 392,004
Apex Credit CLO 2017 Ltd.,
Series 2017-1A, Class A1,
1.69%, 4/24/2029(a)(b) 2,252,653 2,252,867
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Apidos CLO XII, Series 2013-
12A, Class AR, 1.32%,
4/15/2031(a)(b) 1,100,000 1,099,975
Ares XLIII CLO Ltd., Series
2017-43A, Class A, 1.46%,
10/15/2029(a)(b) 1,415,000 1,415,205
Avery Point V CLO Ltd.,
Series 2014-5A, Class AR,
1.20%, 7/17/2026(a)(b) 433,105 433,201
Avery Point VII CLO Ltd.,
Series 2015-7A, Class AR2,
1.20%, 1/15/2028(a)(b) 3,450,000 3,450,066
Bain Capital Credit CLO,
Series 2020-1A, Class A1,
1.41%, 4/18/2033(a)(b) 2,250,000 2,252,471
Ballyrock CLO Ltd., Series
2019-2A, Class A1B, 1.97%,
11/20/2030(a)(b) 1,000,000 1,000,329
Benefit Street Partners CLO
IV Ltd.
Series 2014-IVA, Class
A1RR, 1.47%, 1/20/2029(a)
(b) 1,385,000 1,385,309
Series 2014-IVA, Class
ARRR, 0.00%, 1/20/2032(a)
(b) 1,350,000 1,350,146
BlueMountain CLO Ltd.
Series 2012-2A, Class AR2,
1.27%, 11/20/2028(a)(b) 2,181,000 2,181,140
Series 2013-2A, Class A1R,
1.40%, 10/22/2030(a)(b) 735,289 735,373
Series 2015-3A, Class A1R,
1.22%, 4/20/2031(a)(b) 1,215,000 1,209,699
BlueMountain CLO XXII Ltd.,
Series 2018-22A, Class A1,
1.32%, 7/15/2031(a)(b) 2,000,000 1,995,444
BlueMountain CLO XXX Ltd.,
Series 2020-30A, Class A,
1.55%, 1/15/2033(a)(b) 1,140,000 1,142,661
Canyon CLO Ltd., Series
2020-1A, Class A, 2.16%,
7/15/2028(a)(b) 1,650,896 1,657,346
Carlyle Global Market
Strategies CLO Ltd.
Series 2015-3A, Class A1R,
1.22%, 7/28/2028(a)(b) 486,584 486,704
Series 2014-1A, Class
A1R2, 1.19%, 4/17/2031(a)
(b) 1,450,590 1,450,011
Series 2014-3RA, Class
A1A, 1.26%, 7/27/2031(a)
(b) 743,875 744,037
Carlyle US CLO Ltd.
Series 2017-1A, Class A1B,
1.45%, 4/20/2031(a)(b) 1,531,159 1,531,465
Series 2017-1A, Class A1A,
1.52%, 4/20/2031(a)(b) 447,417 447,567

2 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Catskill Park CLO Ltd., Series
2017-1A, Class A2, 1.92%,
4/20/2029(a)(b) 1,300,000 1,300,930
CBAM Ltd., Series 2017-
1A, Class A1, 1.47%,
7/20/2030(a)(b) 1,050,000 1,050,352
Cerberus Loan Funding XXVIII
LP, Series 2020-1A, Class
A, 2.09%, 10/15/2031(a)(b) 360,000 361,387
Countrywide Asset-Backed
Certificates, Series 2004-
3, Class 1A, 0.55%,
8/25/2034(b) 2,054,820 1,981,120
Cumberland Park CLO Ltd.,
Series 2015-2A, Class BR,
1.62%, 7/20/2028(a)(b) 760,000 760,118
Denali Capital CLO X
LLC, Series 2013-1A,
Class A1LR, 1.27%,
10/26/2027(a)(b) 1,753,912 1,754,333
Dryden XXV Senior Loan
Fund, Series 2012-25A,
Class ARR, 1.14%,
10/15/2027(a)(b) 1,903,635 1,904,033
First Franklin Mortgage
Loan Trust, Series 2006-
FF15, Class A2, 0.25%,
11/25/2036(b) 1,301,602 1,215,806
Flatiron CLO 17 Ltd., Series
2017-1A, Class A, 1.47%,
5/15/2030(a)(b) 2,340,000 2,340,110
Flatiron CLO Ltd., Series
2015-1A, Class AR, 1.13%,
4/15/2027(a)(b) 1,195,264 1,195,514
Galaxy XXVI CLO Ltd., Series
2018-26A, Class A, 1.41%,
11/22/2031(a)(b) 450,000 450,013
GoldenTree Loan
Opportunities IX Ltd.,
Series 2014-9A, Class AR2,
1.32%, 10/29/2029(a)(b) 725,000 725,000
Greenwood Park CLO Ltd.,
Series 2018-1A, Class A2,
1.25%, 4/15/2031(a)(b) 1,500,000 1,497,300
Greywolf CLO V Ltd., Series
2015-1A, Class A1R,
1.38%, 1/27/2031(a)(b) 2,250,000 2,250,324
Grippen Park CLO Ltd., Series
2017-1A, Class A, 1.48%,
1/20/2030(a)(b) 1,850,000 1,852,066
Halcyon Loan Advisors
Funding Ltd., Series
2017-2A, Class A2, 1.92%,
1/17/2030(a)(b) 750,000 748,661
Jackson Mill CLO Ltd., Series
2015-1A, Class AR, 1.07%,
4/15/2027(a)(b) 1,241,299 1,241,558
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
JFIN CLO 2014 Ltd., Series
2014-1A, Class AR, 1.17%,
4/21/2025(a)(b) 25,988 26,005
KKR CLO Ltd., Series
21, Class A, 1.24%,
4/15/2031(a)(b) 1,160,000 1,156,222
LCM XVIII LP, Series
19A, Class AR, 1.48%,
7/15/2027(a)(b) 207,357 207,400
LCM XXIV Ltd., Series
24A, Class A, 1.53%,
3/20/2030(a)(b) 1,250,000 1,250,446
Legacy Mortgage Asset Trust
Series 2019-GS1, Class A1,
4.00%, 1/25/2059(a)(c) 2,494,117 2,496,165
Series 2019-GS5, Class A1,
3.20%, 5/25/2059(a)(c) 1,776,280 1,795,197
Madison Park Funding X Ltd.,
Series 2012-10A, Class
AR3, 1.21%, 1/20/2029(a)
(b) 2,000,000 2,000,212
MMAF Equipment Finance
LLC, Series 2019-A, Class
A5, 3.08%, 11/12/2041(a) 2,105,000 2,258,576
Myers Park CLO Ltd., Series
2018-1A, Class B1, 1.82%,
10/20/2030(a)(b) 510,000 510,193
Neuberger Berman Loan
Advisers CLO 24 Ltd.,
Series 2017-24A, Class AR,
1.24%, 4/19/2030(a)(b) 500,000 499,170
Neuberger Berman Loan
Advisers CLO 29 Ltd.,
Series 2018-29A, Class A1,
1.35%, 10/19/2031(a)(b) 283,333 283,389
Newark BSL CLO 2 Ltd.,
Series 2017-1A, Class A1,
1.49%, 7/25/2030(a)(b) 835,000 835,261
Ocean Trails CLO IX, Series
2020-9A, Class A1, 2.15%,
10/15/2029(a)(b) 2,250,000 2,258,122
Octagon Investment Partners
45 Ltd., Series 2019-
1A, Class A, 1.57%,
10/15/2032(a)(b) 1,600,000 1,602,170
OHA Loan Funding Ltd.,
Series 2013-2A, Class AR,
1.25%, 5/23/2031(a)(b) 500,000 499,995
Pawnee Equipment
Receivables LLC, Series
2020-1, Class A, 1.37%,
11/17/2025(a) 2,004,686 2,011,939
Recette CLO Ltd., Series
2015-1A, Class AR, 1.14%,
10/20/2027(a)(b) 163,132 163,169
Regatta VI Funding Ltd.,
Series 2016-1A, Class AR,
1.30%, 7/20/2028(a)(b) 1,471,172 1,471,501

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 3
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Romark CLO III Ltd., Series
2019-3A, Class A1, 1.61%,
7/15/2032(a)(b) 2,500,000 2,501,422
Saxon Asset Securities Trust,
Series 2006-3, Class A4,
0.37%, 10/25/2046(b) 1,329,000 1,165,900
Seven Sticks CLO Ltd.,
Series 2016-1A, Class A1R,
1.29%, 7/15/2028(a)(b) 724,941 725,093
SoFi Consumer Loan Program
LLC, Series 2017-4, Class
B, 3.59%, 5/26/2026(a)(b) 970,000 988,287
Sudbury Mill CLO Ltd., Series
2013-1A, Class A1R,
1.37%, 1/17/2026(a)(b) 306,683 306,751
Sunnova Helios II Issuer LLC,
Series 2018-1A, Class A,
4.87%, 7/20/2048(a) 2,267,092 2,504,904
Symphony CLO XIX Ltd.,
Series 2018-19A, Class A,
1.18%, 4/16/2031(a)(b) 1,750,000 1,748,777
Symphony CLO XVIII Ltd.,
Series 2016-18A, Class B,
2.02%, 1/23/2028(a)(b) 750,000 750,260
THL Credit Wind River CLO
Ltd., Series 2017-3A, Class
A, 1.49%, 10/15/2030(a)(b) 466,489 466,576
Towd Point Mortgage Trust,
Series 2019-HY2, Class A1,
1.13%, 5/25/2058(a)(b) 1,731,140 1,747,067
Tralee CLO III Ltd., Series
2014-3A, Class AR, 1.25%,
10/20/2027(a)(b) 804,206 804,385
Tralee Clo VI Ltd., Series
2019-6A, Class AS, 1.52%,
10/25/2032(a)(b) 2,150,000 2,150,157
Tryon Park CLO Ltd.
Series 2013-1A, Class
A1SR, 1.13%, 4/15/2029(a)
(b) 1,750,000 1,744,608
Series 2013-1A, Class A2R,
1.74%, 4/15/2029(a)(b) 1,500,000 1,479,732
Venture 31 CLO Ltd., Series
2018-31A, Class A1, 1.25%,
4/20/2031(a)(b) 1,300,000 1,295,707
Voya CLO Ltd.
Series 2017-3A, Class A1A,
1.45%, 7/20/2030(a)(b) 2,000,000 2,000,580
Series 2018-3A, Class A1A,
1.39%, 10/15/2031(a)(b) 940,000 940,216
Series 2016-3A, Class A1R,
1.41%, 10/18/2031(a)(b) 2,200,000 2,200,337
Whitebox Clo II Ltd., Series
2020-2A, Class A1, 1.99%,
10/24/2031(a)(b) 2,140,000 2,150,758
106,016,869
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan 1.2%
DRB Prime Student Loan
Trust, Series 2015-B, Class
A1, 2.03%, 10/27/2031(a)(b) 742,976 744,149
Earnest Student Loan
Program LLC, Series
2017-A, Class A2, 2.65%,
1/25/2041(a) 509,638 516,552
ECMC Group Student
Loan Trust, Series 2020-
2A, Class A, 1.28%,
11/25/2069(a)(b) 1,900,040 1,919,661
Montana Higher Education
Student Assistance Corp.,
Series 2012-1, Class A2,
1.15%, 5/20/2030(b) 1,948,807 1,954,568
Navient Private Education Refi
Loan Trust
Series 2018-CA, Class B,
4.22%, 6/16/2042(a) 3,360,000 3,510,136
Series 2019-D, Class A2B,
1.18%, 12/15/2059(a)(b) 4,060,000 4,105,598
Series 2020-CA, Class A2A,
2.15%, 11/15/2068(a) 3,150,000 3,270,497
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 2,769,783 2,796,761
Navient Student Loan Trust,
Series 2019-BA, Class A2A,
3.39%, 12/15/2059(a) 2,380,000 2,500,340
SLM Student Loan Trust,
Series 2005-7, Class A4,
0.37%, 10/25/2029(b) 418,901 415,211
SMB Private Education Loan
Trust, Series 2017-A, Class
B, 3.50%, 6/17/2041(a) 1,000,000 1,043,611
SoFi Professional Loan
Program LLC
Series 2019-B, Class A1FX,
2.78%, 8/17/2048(a) 289,043 289,546
Series 2019-C, Class A2FX,
2.37%, 11/16/2048(a) 2,213,622 2,306,938
SoFi Professional Loan
Program Trust, Series
2020-C, Class AFX, 1.95%,
2/15/2046(a) 2,392,666 2,449,139
27,822,707
Total Asset-Backed Securities
(cost $150,235,889)
152,329,518
Collateralized Mortgage Obligations 1.9%
Connecticut Avenue Securities
Trust, Series 2019-R07,
Class 1M2, 2.23%,
10/25/2039(a)(b) 586,494 586,861
CSMC Trust, Series 2019-
RPL9, Class A1, 3.03%,
10/27/2059(a)(b) 2,344,095 2,367,745

4 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Deephaven Residential
Mortgage Trust, Series
2020-2, Class A2, 2.59%,
5/25/2065(a) 2,760,000 2,839,286
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class
1A1B, 0.27%, 4/19/2047(b) 1,117,944 983,212
FHLMC STACR REMIC Trust
Series 2020-DNA4, Class
M1, 1.63%, 8/25/2050(a)(b) 976,519 978,114
Series 2020-DNA4, Class
M2, 3.88%, 8/25/2050(a)(b) 990,000 1,003,037
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2016-DNA1, Class
M3, 5.68%, 7/25/2028(b) 863,651 905,717
Series 2017-DNA2, Class
M2, 3.58%, 10/25/2029(b) 1,990,000 2,054,204
Series 2017-DNA3, Class
M2, 2.63%, 3/25/2030(b) 1,905,000 1,939,002
FNMA
Series 2014-C02, Class
1M2, 2.73%, 5/25/2024(b) 1,459,006 1,436,269
Series 2014-C02, Class
2M2, 2.73%, 5/25/2024(b) 882,215 891,789
Series 2014-C03, Class
1M2, 3.13%, 7/25/2024(b) 853,899 842,100
Series 2016-C02, Class
1M2, 6.13%, 9/25/2028(b) 803,948 845,844
Series 2016-C04, Class
1M2, 4.38%, 1/25/2029(b) 1,100,082 1,144,952
Series 2018-C01, Class
1M2, 2.38%, 7/25/2030(b) 1,570,147 1,578,158
GNMA REMICS
Series 2019-123, Class A,
3.00%, 10/20/2049 186,191 191,742
Series 2020-H09, Class FL,
1.28%, 5/20/2070(b) 698,116 731,415
GSMSC Resecuritization
Trust, Series 2015-
7R, Class A, 0.29%,
9/26/2037(a)(b) 1,959,281 1,933,377
Legacy Mortgage Asset Trust,
Series 2020-GS2, Class A1,
2.75%, 3/25/2060(a)(c) 1,558,792 1,566,232
Morgan Stanley Mortgage
Loan Trust, Series 2005-
2AR, Class A, 0.39%,
4/25/2035(b) 1,711,640 1,689,406
New Residential Mortgage
Loan Trust
Series 2017-3A, Class A1,
4.00%, 4/25/2057(a)(b) 3,989,576 4,256,280
Series 2019-RPL3, Class
A1, 2.75%, 7/25/2059(a)(b) 948,451 998,324
Series 2019-6A, Class B1,
4.00%, 9/25/2059(a)(b) 961,131 1,068,547
Series 2019-6A, Class B2,
4.25%, 9/25/2059(a)(b) 932,863 1,033,855
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Residential Mortgage Loan
Trust, Series 2020-2, Class
A1, 1.65%, 5/25/2060(a)(b) 3,879,029 3,913,840
Seasoned Credit Risk Transfer
Trust
Series 2017-1, Class M1,
4.00%, 1/25/2056(a)(b) 3,230,000 3,242,364
Series 2020-1, Class M,
4.25%, 8/25/2059(a)(b) 3,130,000 3,228,641
WaMu Mortgage Pass-
Through Trust
Series 2004-AR9, Class A7,
2.99%, 8/25/2034(b) 2,183,611 2,233,149
Series 2005-AR13, Class
A1A1, 0.71%, 10/25/2045(b) 905,041 897,040
Total Collateralized Mortgage Obligations
(cost $47,097,103)
47,380,502
Commercial Mortgage-Backed Securities 3.0%
BAMLL Commercial Mortgage
Securities Trust , Series
2018-DSNY, Class A,
0.98%, 9/15/2034(a)(b) 2,500,000 2,501,540
BANK
Series 2017-BNK8, Class
A4, 3.49%, 11/15/2050 1,200,000 1,361,251
Series 2017-BNK9, Class
A4, 3.54%, 11/15/2054 1,406,400 1,606,962
Series 2017-BNK5, Class
A5, 3.39%, 6/15/2060 2,000,000 2,250,865
BBCMS Mortgage Trust ,
Series 2017-DELC, Class A,
0.98%, 8/15/2036(a)(b) 2,610,000 2,612,499
BHMS , Series 2018-
ATLS, Class D, 2.38%,
7/15/2035(a)(b) 3,830,000 3,657,154
BX Commercial Mortgage
Trust , Series 2019-
IMC, Class A, 1.13%,
4/15/2034(a)(b) 4,420,000 4,403,205
BX Trust , Series 2019-
MMP, Class A, 1.13%,
8/15/2036(a)(b) 2,009,942 2,013,474
CFK Trust
Series 2020-MF2, Class E,
3.46%, 3/15/2039(a)(b) 2,670,000 2,531,081
Series 2020-MF2, Class F,
3.46%, 3/15/2039(a)(b) 1,500,000 1,362,158

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 5
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
CHT Mortgage Trust , Series
2017-CSMO, Class A,
1.06%, 11/15/2036(a)(b) 1,670,000 1,669,460
Citigroup Commercial
Mortgage Trust , Series
2019-SST2, Class A,
1.05%, 12/15/2036(a)(b) 2,350,000 2,352,952
Credit Suisse Commercial
Mortgage Securities Corp. ,
Series 2019-SKLZ, Class A,
1.38%, 1/15/2034(a)(b) 3,700,000 3,673,711
Credit Suisse Mortgage
Capital Certificates , Series
2019-ICE4, Class A, 1.11%,
5/15/2036(a)(b) 4,260,000 4,265,308
DBJPM Mortgage Trust ,
Series 2016-C1, Class B,
4.20%, 5/10/2049(b) 1,530,000 1,627,587
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS, Series KSG1,
Class X1, IO, 1.16%,
9/25/2030(b) 2,999,655 269,593
GNMA REMICS
Series 2020-157, Class , IO,
1.06%, 6/16/2062(b) 10,932,910 968,946
Series 2020-190, Class , IO,
1.06%, 11/16/2062(b) 11,400,000 1,031,779
GS Mortgage Securities Corp.
Trust
Series 2019-SOHO, Class
A, 1.03%, 6/15/2036(a)(b) 4,200,000 4,205,261
Series 2020-DUNE, Class
A, 1.23%, 12/15/2036(a)(b) 4,500,000 4,380,837
GS Mortgage Securities Trust
Series 2015-GS1, Class A3,
3.73%, 11/10/2048 2,000,000 2,226,094
Series 2017-GS8, Class A4,
3.47%, 11/10/2050 1,250,000 1,419,034
JP Morgan Chase Commercial
Mortgage Securities Trust
Series 2020-NNN, Class
FFL, 2.63%, 1/16/2037(a)(b) 3,073,600 2,835,721
Series 2020-NNN, Class
GFL, 3.13%, 1/16/2037(a)
(b) 3,068,500 2,654,273
Series 2020-NNN, Class
GFX, 4.69%, 1/16/2037(a)
(b) 3,550,000 3,182,134
JPMCC Commercial Mortgage
Securities Trust , Series
2017-JP6, Class A5, 3.49%,
7/15/2050 2,000,000 2,259,260
JPMDB Commercial Mortgage
Securities Trust , Series
2017-C5, Class B, 4.01%,
3/15/2050(b) 1,610,000 1,744,565
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A,
1.53%, 5/15/2036(a)(b) 1,780,000 1,716,311
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Morgan Stanley Capital I Trust
Series 2018-H4, Class XA,
IO, 0.86%, 12/15/2051(b) 21,300,605 1,154,740
Rosslyn Portfolio Trust , Series
2017-ROSS, Class A,
1.94%, 6/15/2033(a)(b) 2,047,593 2,055,858
UBS Commercial Mortgage
Trust , Series 2018-
C11, Class B, 4.71%,
6/15/2051(b) 1,490,000 1,697,889
Wells Fargo Commercial
Mortgage Trust , Series
2018-C44, Class A5, 4.21%,
5/15/2051 2,000,000 2,339,986
Total Commercial Mortgage-Backed
Securities
(cost $73,645,698) 74,031,488
Common Stocks 57.5%
Shares
Aerospace & Defense 0.8%
AAR Corp. 1,372 46,031
Aerojet Rocketdyne Holdings,
Inc. * 1,792 93,256
AeroVironment , Inc. * 884 101,457
Astronics Corp. * 988 12,310
Axon Enterprise, Inc. * 2,435 399,730
Boeing Co. (The) 19,529 3,792,336
BWX Technologies, Inc. 3,034 163,593
Cubic Corp. 1,279 78,249
Curtiss-Wright Corp. 1,648 171,046
Ducommun, Inc. * 455 22,450
General Dynamics Corp. 9,417 1,381,286
HEICO Corp. 4,567 506,172
Hexcel Corp. 2,272 99,196
Howmet Aerospace, Inc. 15,504 381,088
Huntington Ingalls Industries,
Inc. 1,411 221,993
Kaman Corp. 1,123 56,554
Kratos Defense & Security
Solutions, Inc. * 4,218 111,946
L3Harris Technologies, Inc. 7,563 1,297,130
Lockheed Martin Corp. 9,220 2,967,180
Maxar Technologies, Inc. 2,048 85,750
Mercury Systems, Inc. * 2,092 148,658
Moog, Inc., Class A 1,108 81,848
National Presto Industries, Inc. 211 18,865
Northrop Grumman Corp. 5,759 1,650,587
PAE, Inc. * 2,540 21,082
Park Aerospace Corp. 856 11,368
Parsons Corp. * 895 31,916
Raytheon Technologies Corp. 52,832 3,525,479
Spirit AeroSystems Holdings,
Inc., Class A 3,029 102,592
Teledyne Technologies, Inc. * 1,327 473,752
Textron, Inc. 8,524 385,796
TransDigm Group, Inc. * 1,903 1,052,892
Triumph Group, Inc. 2,011 21,779

6 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Aerospace & Defense
Vectrus , Inc. * 471 24,209
Virgin Galactic Holdings,
Inc. *(d) 2,387 105,720
19,645,296
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc. * 2,335 59,332
Atlas Air Worldwide Holdings,
Inc. * 1,003 51,975
CH Robinson Worldwide, Inc. 4,562 390,325
Echo Global Logistics, Inc. * 920 24,224
Expeditors International of
Washington, Inc. 6,082 544,461
FedEx Corp. 9,039 2,127,238
Forward Air Corp. 1,095 78,501
Hub Group, Inc., Class A * 1,263 66,472
Radiant Logistics, Inc. * 1,280 7,424
United Parcel Service, Inc.,
Class B 26,583 4,120,365
XPO Logistics, Inc. * 3,369 371,971
7,842,288
Airlines 0.1%
Alaska Air Group, Inc. 4,914 239,951
Allegiant Travel Co. 328 59,529
American Airlines Group,
Inc. (d) 18,459 316,941
Copa Holdings SA, Class A 1,329 102,825
Delta Air Lines, Inc. 23,593 895,590
Hawaiian Holdings, Inc. 1,937 37,907
JetBlue Airways Corp. * 10,963 157,209
Mesa Air Group, Inc. * 876 5,720
SkyWest, Inc. 1,961 76,459
Southwest Airlines Co. 21,422 941,283
Spirit Airlines, Inc. * 3,405 88,326
United Airlines Holdings, Inc. * 10,381 415,136
3,336,876
Auto Components 0.2%
Adient plc * 3,467 111,949
American Axle &
Manufacturing Holdings,
Inc. * 4,655 41,011
Aptiv plc 9,987 1,334,263
BorgWarner, Inc. 9,331 391,809
Cooper Tire & Rubber Co. 2,068 75,999
Cooper-Standard Holdings,
Inc. * 634 19,343
Dana, Inc. 5,937 114,940
Dorman Products, Inc. * 1,080 98,096
Fox Factory Holding Corp. * 1,476 176,589
Gentex Corp. 8,139 268,994
Gentherm , Inc. * 1,369 83,865
Goodyear Tire & Rubber Co.
(The) * 9,790 103,284
LCI Industries 962 124,464
Lear Corp. 2,102 316,898
Modine Manufacturing Co. * 2,076 26,054
Common Stocks
Shares Value ($)
Auto Components
Motorcar Parts of America,
Inc. * 784 17,742
Patrick Industries, Inc. 855 59,046
Standard Motor Products, Inc. 798 31,306
Stoneridge, Inc. * 1,084 29,756
Tenneco, Inc., Class A * 1,986 20,059
Visteon Corp. * 1,112 141,758
Workhorse Group, Inc. * 3,701 127,018
XPEL, Inc. Reg. S* 544 26,117
3,740,360
Automobiles 1.1%
Arcimoto , Inc. * 1,437 31,068
Ford Motor Co. * 142,324 1,498,672
General Motors Co. 46,029 2,332,750
Harley-Davidson, Inc. 4,861 194,877
Tesla, Inc. * 27,799 22,059,340
Thor Industries, Inc. 1,738 210,315
Winnebago Industries, Inc. 1,244 85,911
26,412,933
Banks 2.3%
1st Constitution Bancorp 318 4,907
1st Source Corp. 689 27,112
ACNB Corp. 393 9,845
Allegiance Bancshares, Inc. 769 27,053
Altabancorp 649 20,904
Amalgamated Bank, Class A 442 6,480
Amerant Bancorp, Inc. * 948 13,518
American National
Bankshares , Inc. 490 13,695
Ameris Bancorp 2,692 105,284
Ames National Corp. 311 7,001
Arrow Financial Corp. 572 16,817
Associated Banc-Corp. 5,940 106,564
Atlantic Capital Bancshares,
Inc. * 927 16,584
Atlantic Union Bankshares
Corp. 3,238 106,336
Auburn National Bancorp, Inc. 78 3,083
Banc of California, Inc. 1,991 33,548
BancFirst Corp. 798 45,989
Bancorp, Inc. (The) * 2,246 37,665
BancorpSouth Bank 4,180 115,577
Bank First Corp. (d) 251 16,571
Bank of America Corp. 285,454 8,463,711
Bank of Commerce Holdings 565 5,723
Bank of Hawaii Corp. 1,661 129,874
Bank of Marin Bancorp 562 20,873
Bank of NT Butterfield & Son
Ltd. (The) 2,209 67,176
Bank of Princeton (The) 159 3,708
Bank OZK 5,193 192,972
Bank7 Corp. 101 1,615
BankFinancial Corp. 493 4,181
BankUnited , Inc. 2,714 94,040
Bankwell Financial Group, Inc. 198 3,851
Banner Corp. 1,334 59,003
Bar Harbor Bankshares 658 14,154
BayCom Corp. * 404 5,939

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
Banks
BCB Bancorp, Inc. 444 5,097
Berkshire Hills Bancorp, Inc. 1,996 33,094
BOK Financial Corp. 1,248 92,177
Boston Private Financial
Holdings, Inc. 2,798 34,108
Bridge Bancorp, Inc. 744 18,176
Brookline Bancorp, Inc. 3,457 43,524
Bryn Mawr Bank Corp. 805 25,019
Business First Bancshares,
Inc. 557 11,307
Byline Bancorp, Inc. 1,071 17,211
C&F Financial Corp. 112 4,409
Cadence Bancorp 5,357 95,997
California Bancorp, Inc. * 259 3,499
Cambridge Bancorp 261 19,183
Camden National Corp. 607 22,793
Capital Bancorp, Inc. * 299 4,407
Capital City Bank Group, Inc. 612 13,666
Capstar Financial Holdings,
Inc. 523 7,583
Carter Bankshares , Inc. 1,006 10,070
Cathay General Bancorp 3,380 114,312
CB Financial Services, Inc. 164 2,954
CBTX, Inc. 764 20,108
Central Pacific Financial Corp. 928 18,449
Central Valley Community
Bancorp 349 5,340
Century Bancorp, Inc., Class A 137 10,850
Chemung Financial Corp. 113 3,781
ChoiceOne Financial
Services, Inc. 230 5,920
CIT Group, Inc. 2,873 106,014
Citigroup, Inc. 76,501 4,436,293
Citizens & Northern Corp. 606 11,581
Citizens Financial Group, Inc. 15,716 572,691
Citizens Holding Co. 157 3,170
City Holding Co. 658 45,435
Civista Bancshares, Inc. 730 12,447
CNB Financial Corp. 672 14,132
Coastal Financial Corp. * 273 5,405
Codorus Valley Bancorp, Inc. 292 4,614
Colony Bankcorp , Inc. 240 3,324
Columbia Banking System,
Inc. 2,799 107,817
Comerica, Inc. 4,872 278,678
Commerce Bancshares, Inc. 3,894 260,314
Community Bank System, Inc. 2,104 136,444
Community Bankers Trust
Corp. 811 5,855
Community Financial Corp.
(The) 172 4,094
Community Trust Bancorp,
Inc. 701 25,558
ConnectOne Bancorp, Inc. 1,586 33,702
County Bancorp, Inc. 170 3,677
CrossFirst Bankshares , Inc. * 2,181 25,081
Cullen/Frost Bankers, Inc. 1,681 155,055
Customers Bancorp, Inc. * 1,219 27,086
CVB Financial Corp. 5,304 103,057
Common Stocks
Shares Value ($)
Banks
Dime Community Bancshares,
Inc. 1,229 19,541
Eagle Bancorp Montana, Inc. 223 4,770
Eagle Bancorp, Inc. 1,372 58,296
East West Bancorp, Inc. 5,225 313,186
Eastern Bankshares , Inc. * 6,089 97,059
Enterprise Bancorp, Inc. 431 10,922
Enterprise Financial Services
Corp. 1,017 35,910
Equity Bancshares, Inc.,
Class A * 642 14,175
Esquire Financial Holdings,
Inc. * 238 5,255
Evans Bancorp, Inc. 173 5,142
Farmers & Merchants
Bancorp, Inc. 483 11,061
Farmers National Banc Corp. 1,136 15,132
FB Financial Corp. 1,326 49,539
Fidelity D&D Bancorp, Inc. 118 5,807
Fifth Third Bancorp 26,606 769,712
Financial Institutions, Inc. 529 12,109
First Bancorp, Inc. (The) 495 11,895
First Bancorp/NC 1,178 40,123
First Bancorp/PR 8,144 74,110
First Bancshares, Inc. (The) 897 26,856
First Bank 579 5,240
First Busey Corp. 2,176 44,978
First Business Financial
Services, Inc. 256 4,931
First Capital, Inc. 111 5,327
First Choice Bancorp 337 6,625
First Citizens BancShares ,
Inc., Class A 129 76,883
First Commonwealth Financial
Corp. 3,254 38,169
First Community Bankshares ,
Inc. 754 16,181
First Community Corp. 245 4,163
First Financial Bancorp 3,903 71,503
First Financial Bankshares ,
Inc. 5,125 194,135
First Financial Corp. 589 22,612
First Foundation, Inc. 1,668 33,794
First Guaranty Bancshares,
Inc. 83 1,328
First Hawaiian, Inc. 5,467 127,108
First Horizon Corp. 13,981 194,196
First Internet Bancorp 303 9,278
First Interstate BancSystem ,
Inc., Class A 1,775 68,621
First Merchants Corp. 2,271 85,549
First Mid Bancshares, Inc. 631 21,372
First Midwest Bancorp, Inc. 4,532 74,914
First Northwest Bancorp 316 4,329
First of Long Island Corp.
(The) 994 16,630
First Republic Bank 6,234 903,868
First Savings Financial Group,
Inc. 63 3,805
First United Corp. 195 3,048

8 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
First Western Financial, Inc. * 197 3,639
Flushing Financial Corp. 1,252 22,887
FNB Corp. 13,708 135,161
FNCB Bancorp, Inc. 1,048 6,414
Franklin Financial Services
Corp. 151 4,079
Fulton Financial Corp. 6,601 88,453
FVCBankcorp , Inc. * 387 5,971
German American Bancorp,
Inc. 953 32,240
Glacier Bancorp, Inc. 3,815 177,970
Great Southern Bancorp, Inc. 518 25,470
Great Western Bancorp, Inc. 1,945 46,680
Guaranty Bancshares, Inc. 366 12,217
Hancock Whitney Corp. 3,652 124,679
Hanmi Financial Corp. 984 13,599
HarborOne Bancorp, Inc. 2,177 23,642
Hawthorn Bancshares, Inc. 209 3,837
HBT Financial, Inc. 317 4,733
Heartland Financial USA, Inc. 1,411 60,193
Heritage Commerce Corp. 2,538 22,284
Heritage Financial Corp. 354 8,354
Home BancShares , Inc. 6,326 134,111
HomeTrust Bancshares, Inc. 689 14,469
Hope Bancorp, Inc. 4,993 55,822
Horizon Bancorp, Inc. 1,804 28,557
Howard Bancorp, Inc. * 393 4,755
Huntington Bancshares, Inc. 35,178 465,229
Independent Bank Corp. 2,338 120,802
Independent Bank Group, Inc. 1,004 61,666
International Bancshares
Corp. 2,286 86,434
Investar Holding Corp. 368 5,936
Investors Bancorp, Inc. 9,638 110,933
JPMorgan Chase & Co. 111,868 14,394,056
KeyCorp 31,861 537,176
Lakeland Bancorp, Inc. 1,984 26,010
Lakeland Financial Corp. 1,017 59,698
Landmark Bancorp, Inc. 126 2,975
LCNB Corp. 618 9,505
Level One Bancorp, Inc. 175 3,649
Limestone Bancorp, Inc. * 142 1,853
Live Oak Bancshares, Inc. 1,159 46,221
M&T Bank Corp. 4,866 644,599
Macatawa Bank Corp. 2,054 17,048
Mackinac Financial Corp. 300 3,756
MainStreet Bancshares, Inc. * 218 3,723
Mercantile Bank Corp. 591 16,046
Meridian Corp. 172 3,488
Metrocity Bankshares , Inc. 595 8,473
Metropolitan Bank Holding
Corp. * 316 12,533
Mid Penn Bancorp, Inc. 211 4,591
Middlefield Banc Corp. 175 3,587
Midland States Bancorp, Inc. 983 18,077
MidWestOne Financial Group,
Inc. 615 15,123
MVB Financial Corp. 288 6,454
National Bank Holdings Corp.,
Class A 1,184 39,392
Common Stocks
Shares Value ($)
Banks
National Bankshares , Inc. 306 9,486
NBT Bancorp, Inc. 1,743 57,536
Nicolet Bankshares , Inc. * 389 26,370
Northeast Bank 248 6,463
Northrim Bancorp, Inc. 334 10,728
Norwood Financial Corp. 211 5,207
Oak Valley Bancorp 252 3,919
OceanFirst Financial Corp. 2,382 43,257
OFG Bancorp 2,091 35,923
Ohio Valley Banc Corp. 263 5,652
Old National Bancorp 6,696 112,426
Old Second Bancorp, Inc. 972 9,545
Origin Bancorp, Inc. 893 28,210
Orrstown Financial Services,
Inc. 369 6,387
Pacific Premier Bancorp, Inc. 3,338 110,988
PacWest Bancorp 3,643 109,982
Park National Corp. 578 62,430
Parke Bancorp, Inc. 374 6,478
Partners Bancorp 276 1,866
PCB Bancorp 420 4,973
Peapack -Gladstone Financial
Corp. 875 20,580
Penns Woods Bancorp, Inc. 218 4,696
Peoples Bancorp of North
Carolina, Inc. 167 3,357
Peoples Bancorp, Inc. 705 21,502
Peoples Financial Services
Corp. 310 11,166
People's United Financial, Inc. 17,290 236,181
Pinnacle Financial Partners,
Inc. 2,056 140,898
Plumas Bancorp 132 3,287
PNC Financial Services
Group, Inc. (The) 15,560 2,233,171
Popular, Inc. 2,795 158,616
Preferred Bank 612 29,553
Premier Financial Bancorp,
Inc. 415 6,379
Professional Holding Corp.,
Class A * 138 2,066
Prosperity Bancshares, Inc. 2,863 193,081
QCR Holdings, Inc. 672 26,060
RBB Bancorp 722 11,985
Red River Bancshares, Inc. 159 7,406
Regions Financial Corp. 36,392 619,028
Reliant Bancorp, Inc. 498 10,234
Renasant Corp. 2,220 78,588
Republic Bancorp, Inc.,
Class A 411 14,833
Republic First Bancorp, Inc. * 1,351 3,783
Richmond Mutual Bancorp,
Inc. 438 5,545
S&T Bancorp, Inc. 1,597 40,564
Salisbury Bancorp, Inc. 71 2,604
Sandy Spring Bancorp, Inc. 1,837 61,044
SB Financial Group, Inc. 235 4,061
Seacoast Banking Corp. of
Florida * 1,972 60,047
Select Bancorp, Inc. * 483 4,560

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 9
Common Stocks
Shares Value ($)
Banks
ServisFirst Bancshares, Inc. 2,009 82,530
Shore Bancshares, Inc. 395 5,234
Sierra Bancorp 463 10,126
Signature Bank 1,869 308,740
Silvergate Capital Corp.,
Class A * 504 46,902
Simmons First National Corp.,
Class A 4,523 111,718
SmartFinancial , Inc. 627 12,415
South Plains Financial, Inc. 366 6,895
South State Corp. 2,452 171,002
Southern First Bancshares,
Inc. * 355 14,236
Southern National Bancorp of
Virginia, Inc. 900 10,863
Southside Bancshares, Inc. 1,197 37,550
Spirit of Texas Bancshares,
Inc. 581 10,423
Sterling Bancorp 8,035 148,326
Stock Yards Bancorp, Inc. 791 35,753
Summit Financial Group, Inc. 547 11,323
SVB Financial Group * 1,994 872,933
Synovus Financial Corp. 3,672 136,598
TCF Financial Corp. 5,181 201,334
Texas Capital Bancshares,
Inc. * 1,379 83,043
Tompkins Financial Corp. 607 40,590
Towne Bank 2,801 64,983
TriCo Bancshares 1,144 42,671
TriState Capital Holdings,
Inc. * 975 17,891
Triumph Bancorp, Inc. * 742 42,546
Truist Financial Corp. 49,049 2,353,371
Trustmark Corp. 2,686 73,784
UMB Financial Corp. 1,865 132,359
Umpqua Holdings Corp. 9,658 140,138
United Bankshares , Inc. 5,164 163,492
United Community Banks, Inc. 2,675 79,795
United Security Bancshares 474 3,237
Unity Bancorp, Inc. 289 5,433
Univest Financial Corp. 1,187 26,648
US Bancorp 49,827 2,135,087
Valley National Bancorp 16,257 165,984
Veritex Holdings, Inc. 1,176 30,059
Washington Trust Bancorp,
Inc. 701 30,550
Webster Financial Corp. 3,769 176,201
Wells Fargo & Co. 138,081 4,125,860
WesBanco , Inc. 2,667 77,343
West Bancorp, Inc. 711 14,647
Westamerica Bancorp 967 53,978
Western Alliance Bancorp 3,444 234,812
Wintrust Financial Corp. 2,409 144,998
Zions Bancorp NA 5,419 239,195
55,840,644
Beverages 0.8%
Boston Beer Co., Inc. (The),
Class A * 326 298,906
Brown-Forman Corp., Class A 7,901 561,192
Common Stocks
Shares Value ($)
Beverages
Celsius Holdings, Inc. * 1,202 64,187
Coca-Cola Co. (The) 142,010 6,837,781
Coca-Cola Consolidated, Inc. 165 44,032
Constellation Brands, Inc.,
Class A 5,811 1,225,714
Keurig Dr Pepper, Inc. 16,732 532,078
MGP Ingredients, Inc. 537 31,092
Molson Coors Beverage Co.,
Class B 6,207 311,343
Monster Beverage Corp. * 13,665 1,186,532
National Beverage Corp. (d) 458 69,405
NewAge , Inc. *(d) 3,377 10,300
PepsiCo, Inc. 51,036 6,969,987
Primo Water Corp. 6,346 98,046
18,240,595
Biotechnology 1.7%
89bio, Inc. * 83 1,685
AbbVie, Inc. 64,692 6,629,636
Abeona Therapeutics, Inc. * 1,940 3,705
ACADIA Pharmaceuticals,
Inc. * 4,415 212,141
Acceleron Pharma, Inc. * 1,908 220,431
ADMA Biologics, Inc. *(d) 3,290 7,304
Adverum Biotechnologies,
Inc. * 2,948 36,349
Aeglea BioTherapeutics , Inc. * 2,121 14,741
Affimed NV * 2,264 12,973
Agenus, Inc. * 5,703 20,987
Agios Pharmaceuticals, Inc. * 2,436 114,419
Akebia Therapeutics, Inc. * 5,262 17,049
Akero Therapeutics, Inc. * 380 11,180
Albireo Pharma, Inc. * 555 20,352
Aldeyra Therapeutics, Inc. * 3,207 35,918
Alector , Inc. * 1,854 31,221
Alexion Pharmaceuticals,
Inc. * 7,872 1,207,014
Aligos Therapeutics, Inc. *(d) 1,816 51,157
Alkermes plc * 6,349 133,265
Allakos , Inc. * 935 124,664
Allogene Therapeutics, Inc. * 1,805 62,633
Allovir , Inc. *(d) 950 34,741
Alnylam Pharmaceuticals,
Inc. * 4,203 632,467
Altimmune , Inc. * 3,316 47,352
ALX Oncology Holdings, Inc. * 369 29,243
Amgen, Inc. 21,341 5,152,358
Amicus Therapeutics, Inc. * 10,034 189,743
AnaptysBio , Inc. * 934 24,209
Anavex Life Sciences Corp. * 1,627 10,218
Anika Therapeutics, Inc. * 581 21,503
Annexon , Inc. * 1,643 36,146
Apellis Pharmaceuticals, Inc. * 2,301 101,865
Applied Genetic Technologies
Corp. * 740 2,916
Applied Therapeutics, Inc. * 514 10,763
Aprea Therapeutics, Inc. * 341 1,882
Aptinyx , Inc. * 681 2,370
AquaBounty Technologies,
Inc. * 3,898 38,863

10 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Aravive , Inc. * 401 2,105
Arcturus Therapeutics
Holdings, Inc. * 807 58,475
Arcus Biosciences, Inc. * 1,272 44,177
Arcutis Biotherapeutics , Inc. * 303 8,269
Ardelyx , Inc. * 3,139 21,314
Arena Pharmaceuticals, Inc. * 2,244 166,595
Arrowhead Pharmaceuticals,
Inc. * 3,774 291,240
Assembly Biosciences, Inc. * 1,219 6,802
Atara Biotherapeutics , Inc. * 2,295 42,366
Athenex , Inc. * 2,915 38,099
Athersys , Inc. *(d) 6,479 12,537
Atreca , Inc., Class A * 949 12,337
AVEO Pharmaceuticals, Inc. * 376 2,982
Avid Bioservices , Inc. * 1,883 27,473
Avidity Biosciences, Inc. * 1,119 25,603
Avrobio , Inc. * 1,109 15,870
Axcella Health, Inc. * 377 2,051
Beam Therapeutics, Inc. *(d) 1,464 141,173
Beyondspring , Inc. * 653 7,927
BioCryst Pharmaceuticals,
Inc. *(d) 6,179 52,645
Biogen, Inc. * 5,600 1,582,616
Biohaven Pharmaceutical
Holding Co. Ltd. * 1,910 162,770
BioMarin Pharmaceutical,
Inc. * 6,783 561,497
Bioxcel Therapeutics, Inc. * 430 19,918
Black Diamond Therapeutics,
Inc. * 542 13,425
Bluebird Bio, Inc. * 2,598 115,741
Blueprint Medicines Corp. * 2,184 211,302
BrainStorm Cell Therapeutics,
Inc. *(d) 748 4,518
Bridgebio Pharma, Inc. *(d) 2,894 164,241
C4 Therapeutics, Inc. * 1,236 44,644
Cabaletta Bio, Inc. * 410 5,342
Calithera Biosciences, Inc. * 2,253 6,466
Calyxt , Inc. * 373 3,312
CareDx , Inc. * 1,717 131,230
CASI Pharmaceuticals, Inc. * 1,888 6,344
Catabasis Pharmaceuticals,
Inc. * 528 2,191
Catalyst Biosciences, Inc. * 638 3,605
Catalyst Pharmaceuticals,
Inc. * 4,149 15,102
Celldex Therapeutics, Inc. * 2,446 52,883
Cellular Biomedicine Group,
Inc. * 365 7,154
CEL-SCI Corp. *(d) 1,398 34,880
Centogene NV * 145 1,531
Checkpoint Therapeutics,
Inc. * 1,427 4,638
ChemoCentryx , Inc. * 1,725 98,342
Chimerix , Inc. * 1,541 13,068
Chinook Therapeutics, Inc. * 429 6,079
Cidara Therapeutics, Inc. * 921 2,256
Clovis Oncology, Inc. *(d) 2,564 20,256
Cohbar , Inc. Reg. S * 812 1,405
Common Stocks
Shares Value ($)
Biotechnology
Coherus Biosciences, Inc. * 937 17,616
Concert Pharmaceuticals,
Inc. * 1,316 13,778
Constellation
Pharmaceuticals, Inc. * 995 32,805
ContraFect Corp. * 397 1,941
Corbus Pharmaceuticals
Holdings, Inc. * 2,959 5,415
Cortexyme , Inc. *(d) 598 23,454
Crinetics Pharmaceuticals,
Inc. * 1,062 15,240
Cue Biopharma, Inc. * 934 12,646
Cyclerion Therapeutics, Inc. * 956 3,021
Cytokinetics, Inc. *(d) 2,251 44,277
CytomX Therapeutics, Inc. * 1,803 12,459
Deciphera Pharmaceuticals,
Inc. * 1,554 68,687
Denali Therapeutics, Inc. * 1,950 133,575
DermTech , Inc. * 267 10,942
Dicerna Pharmaceuticals,
Inc. * 2,489 55,928
Dyadic International, Inc. * 554 3,086
Dynavax Technologies
Corp. *(d) 3,075 19,403
Dyne Therapeutics, Inc. * 2,033 39,298
Eagle Pharmaceuticals, Inc. * 408 19,041
Editas Medicine, Inc. * 2,255 138,344
Eiger BioPharmaceuticals ,
Inc. * 1,120 10,763
Emergent BioSolutions , Inc. * 1,546 165,190
Enanta Pharmaceuticals, Inc. * 764 36,718
Enochian Biosciences, Inc. * 537 2,035
Epizyme , Inc. * 3,462 37,909
Esperion Therapeutics,
Inc. *(d) 1,043 32,844
Evelo Biosciences, Inc. * 409 7,178
Exact Sciences Corp. * 5,568 763,707
Exelixis , Inc. * 11,889 264,055
Exicure , Inc. * 2,007 4,275
Fate Therapeutics, Inc. * 2,398 217,331
Fennec Pharmaceuticals,
Inc. * 720 5,184
FibroGen , Inc. * 3,345 161,162
Five Prime Therapeutics, Inc. * 855 14,296
Flexion Therapeutics, Inc. * 1,467 17,853
Foghorn Therapeutics, Inc. * 1,948 32,142
Forma Therapeutics Holdings,
Inc. * 859 33,183
Fortress Biotech, Inc. * 1,684 5,372
Frequency Therapeutics, Inc. * 1,221 47,607
G1 Therapeutics, Inc. * 1,372 33,106
Galectin Therapeutics,
Inc. *(d) 1,037 2,033
Galera Therapeutics, Inc. * 322 3,619
Genprex , Inc. *(d) 909 4,063
Geron Corp. *(d) 8,388 14,931
Gilead Sciences, Inc. 46,009 3,018,190
Global Blood Therapeutics,
Inc. * 2,311 115,827
GlycoMimetics , Inc. * 1,238 4,494

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
Biotechnology
Gossamer Bio, Inc. * 1,919 19,382
Gritstone Oncology, Inc. *(d) 1,359 24,598
Halozyme Therapeutics, Inc. * 5,296 252,037
Harpoon Therapeutics, Inc. * 334 6,440
Heron Therapeutics, Inc. * 3,415 59,284
Homology Medicines, Inc. * 1,286 15,625
Hookipa Pharma, Inc. * 635 6,788
iBio , Inc. * 1,285 2,056
Ideaya Biosciences, Inc. * 389 6,839
IGM Biosciences, Inc. * 292 27,839
Immunic , Inc. * 138 2,285
ImmunoGen , Inc. * 6,874 49,012
Immunovant , Inc. * 1,611 62,877
Incyte Corp. * 6,316 566,861
Inovio Pharmaceuticals, Inc. * 5,454 69,538
Insmed , Inc. * 3,854 144,872
Intellia Therapeutics, Inc. *(d) 1,808 113,217
Intercept Pharmaceuticals,
Inc. * 999 35,205
Invitae Corp. *(d) 4,229 209,420
Ionis Pharmaceuticals, Inc. * 4,317 259,322
Iovance Biotherapeutics , Inc. * 5,192 227,617
Ironwood Pharmaceuticals,
Inc. * 6,060 61,933
iTeos Therapeutics, Inc. * 1,331 42,592
IVERIC bio, Inc. * 1,532 8,058
Jounce Therapeutics, Inc. * 510 5,763
Kadmon Holdings, Inc. * 6,501 31,205
KalVista Pharmaceuticals,
Inc. * 570 8,664
Karuna Therapeutics, Inc. * 624 61,920
Karyopharm Therapeutics,
Inc. * 3,535 53,838
Keros Therapeutics, Inc. * 218 12,437
Kezar Life Sciences, Inc. * 892 4,737
Kindred Biosciences, Inc. * 1,508 7,540
Kiniksa Pharmaceuticals Ltd.,
Class A * 847 16,677
Kodiak Sciences, Inc. * 1,132 142,983
Kronos Bio, Inc. * 1,337 36,754
Krystal Biotech, Inc. * 482 33,595
Kura Oncology, Inc. * 2,006 60,080
La Jolla Pharmaceutical
Co. *(d) 631 3,862
Lexicon Pharmaceuticals,
Inc. * 2,105 16,651
Ligand Pharmaceuticals, Inc. * 564 104,537
LogicBio Therapeutics, Inc. * 355 2,861
MacroGenics , Inc. * 1,966 40,185
Madrigal Pharmaceuticals,
Inc. * 346 41,091
Magenta Therapeutics, Inc. * 855 7,558
MannKind Corp. * 10,533 37,076
Marker Therapeutics, Inc. *(d) 976 1,874
MediciNova , Inc. * 1,570 9,059
MEI Pharma, Inc. * 4,875 15,746
MeiraGTx Holdings plc * 852 12,209
Mersana Therapeutics, Inc. * 1,632 31,106
Minerva Neurosciences, Inc. * 1,434 4,574
Mirati Therapeutics, Inc. * 1,553 318,877
Common Stocks
Shares Value ($)
Biotechnology
Mirum Pharmaceuticals, Inc. * 190 3,443
Moderna , Inc. * 10,711 1,854,717
Molecular Templates, Inc. * 1,108 12,687
Morphic Holding, Inc. *(d) 435 14,642
Mustang Bio, Inc. * 912 3,803
Myriad Genetics, Inc. * 2,863 78,876
NantKwest , Inc. *(d) 886 16,723
Natera , Inc. * 2,718 289,847
Neoleukin Therapeutics, Inc. * 1,004 12,650
Neubase Therapeutics, Inc. * 573 5,243
NeuroBo Pharmaceuticals,
Inc. *(d) 97 497
Neurocrine Biosciences, Inc. * 3,204 351,639
NextCure , Inc. * 681 7,893
Nkarta , Inc. * 611 24,232
Novavax , Inc. * 2,454 542,187
Nurix Therapeutics, Inc. *(d) 952 34,634
Nymox Pharmaceutical
Corp. *(d) 1,194 2,854
Oncocyte Corp. * 1,463 7,491
Oncorus , Inc. *(d) 1,472 32,752
OPKO Health, Inc. *(d) 14,725 79,662
Organogenesis Holdings,
Inc. * 755 7,897
Orgenesis , Inc. * 604 3,932
ORIC Pharmaceuticals, Inc. * 367 10,760
Ovid therapeutics, Inc. * 1,328 3,732
Oyster Point Pharma, Inc. * 167 3,135
Pandion Therapeutics, Inc. * 595 10,710
Passage Bio, Inc. * 627 11,700
PhaseBio Pharmaceuticals,
Inc. * 409 1,575
Pieris Pharmaceuticals, Inc. * 1,484 3,769
PMV Pharmaceuticals,
Inc. *(d) 932 31,818
Praxis Precision Medicines,
Inc. *(d) 945 48,091
Precigen , Inc. *(d) 2,896 24,616
Precision BioSciences , Inc. * 1,538 18,641
Prelude Therapeutics, Inc. *(d) 595 38,645
Protagonist Therapeutics,
Inc. * 994 20,586
Protara Therapeutics, Inc. * 65 1,169
Prothena Corp. plc * 1,457 16,333
PTC Therapeutics, Inc. * 2,449 141,601
Puma Biotechnology, Inc. * 1,113 13,067
Radius Health, Inc. * 1,831 34,240
RAPT Therapeutics, Inc. * 392 7,809
Regeneron Pharmaceuticals,
Inc. * 3,600 1,813,824
REGENXBIO, Inc. * 1,356 56,043
Relay Therapeutics, Inc. * 1,374 68,123
Replimune Group, Inc. * 793 30,768
REVOLUTION Medicines,
Inc. * 1,104 46,523
Rhythm Pharmaceuticals,
Inc. * 1,319 40,480
Rigel Pharmaceuticals, Inc. * 7,017 25,542
Rocket Pharmaceuticals, Inc. * 1,354 74,578
Rubius Therapeutics, Inc. *(d) 1,574 18,841

12 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Sage Therapeutics, Inc. * 2,056 165,816
Sangamo Therapeutics, Inc. * 4,755 64,953
Sarepta Therapeutics, Inc. * 2,695 240,933
Savara , Inc. * 1,633 2,498
Scholar Rock Holding Corp. * 955 56,975
Seagen , Inc. * 4,574 751,371
Selecta Biosciences, Inc. * 1,953 7,812
Seres Therapeutics, Inc. * 1,413 33,559
Shattuck Labs, Inc. * 1,172 58,143
Sigilon Therapeutics, Inc. * 6,877 210,505
Soleno Therapeutics, Inc. * 1,028 2,015
Solid Biosciences, Inc. * 903 5,888
Sorrento Therapeutics,
Inc. *(d) 6,830 86,468
Spectrum Pharmaceuticals,
Inc. * 4,860 17,447
Spero Therapeutics, Inc. * 519 9,399
SpringWorks Therapeutics,
Inc. * 911 75,895
Stoke Therapeutics, Inc. * 561 34,266
Surface Oncology, Inc. * 6,805 75,263
Sutro Biopharma, Inc. * 597 13,224
Syndax Pharmaceuticals,
Inc. * 1,260 25,250
Syros Pharmaceuticals, Inc. * 1,852 20,270
Taysha Gene Therapies, Inc. * 469 12,194
TCR2 Therapeutics, Inc. * 553 14,229
TG Therapeutics, Inc. * 3,710 179,082
Translate Bio, Inc. * 2,278 54,399
Travere Therapeutics, Inc. * 1,607 40,577
Turning Point Therapeutics,
Inc. * 1,094 137,286
Twist Bioscience Corp. * 1,173 193,005
Tyme Technologies, Inc. *(d) 2,198 3,781
Ultragenyx Pharmaceutical,
Inc. * 2,194 304,066
United Therapeutics Corp. * 1,724 282,426
UNITY Biotechnology, Inc. * 1,523 9,100
UroGen Pharma Ltd. * 816 18,009
Vanda Pharmaceuticals, Inc. * 2,083 29,870
Vaxart , Inc. *(d) 854 10,231
Vaxcyte , Inc. * 852 20,900
VBI Vaccines, Inc. *(d) 5,420 17,669
Veracyte , Inc. * 2,030 115,101
Verastem , Inc. * 5,403 10,536
Vericel Corp. * 1,784 73,626
Vertex Pharmaceuticals, Inc. * 9,551 2,187,943
Viela Bio, Inc. * 893 30,969
Viking Therapeutics, Inc. *(d) 2,718 19,869
Vir Biotechnology, Inc. *(d) 1,800 116,172
Voyager Therapeutics, Inc. * 1,077 8,131
vTv Therapeutics, Inc.,
Class A * 401 818
X4 Pharmaceuticals, Inc. * 536 4,186
XBiotech , Inc. * 515 9,646
Xencor , Inc. * 2,206 100,924
XOMA Corp. * 198 7,172
Y- mAbs Therapeutics, Inc. * 1,177 49,446
Zentalis Pharmaceuticals,
Inc. * 374 14,350
Common Stocks
Shares Value ($)
Biotechnology
ZIOPHARM Oncology,
Inc. *(d) 8,392 31,134
40,775,255
Building Products 0.3%
A O Smith Corp. 5,194 282,034
AAON, Inc. 1,670 123,580
Advanced Drainage Systems,
Inc. 2,006 165,455
Allegion plc 3,355 359,019
Alpha Pro Tech Ltd. *(d) 354 5,055
American Woodmark Corp. * 657 56,837
Apogee Enterprises, Inc. 1,091 38,294
Armstrong World Industries,
Inc. 1,883 147,269
AZEK Co., Inc. (The) * 1,136 45,315
Builders FirstSource , Inc. * 7,370 281,903
Caesarstone Ltd. 989 12,442
Carrier Global Corp. 32,435 1,248,748
Cornerstone Building Brands,
Inc. * 1,468 16,706
CSW Industrials, Inc. 587 68,397
Fortune Brands Home &
Security, Inc. 5,238 451,777
Gibraltar Industries, Inc. * 1,270 113,830
Griffon Corp. 1,484 33,331
Insteel Industries, Inc. 811 20,470
JELD-WEN Holding, Inc. * 2,685 69,783
Johnson Controls International
plc 26,488 1,319,632
Lennox International, Inc. 1,276 351,525
Masco Corp. 9,732 528,545
Masonite International Corp. * 913 90,844
Owens Corning 3,674 285,102
PGT Innovations, Inc. * 2,276 47,136
Quanex Building Products
Corp. 1,364 29,994
Resideo Technologies, Inc. * 5,158 119,150
Simpson Manufacturing Co.,
Inc. 1,294 119,048
Trane Technologies plc 8,999 1,290,007
Trex Co., Inc. * 3,956 363,042
UFP Industries, Inc. 1,762 95,042
8,179,312
Capital Markets 1.4%
Affiliated Managers Group,
Inc. 1,404 154,707
Ameriprise Financial, Inc. 4,587 907,630
Apollo Global Management,
Inc. 6,981 320,707
Ares Management Corp. 5,241 236,684
Artisan Partners Asset
Management, Inc., Class A 2,365 114,466
Assetmark Financial Holdings,
Inc. * 1,688 38,858
Associated Capital Group,
Inc., Class A 184 6,043
B. Riley Financial, Inc. 813 39,187

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The) 29,571 1,177,813
BGC Partners, Inc., Class A 12,747 45,252
Blucora , Inc. * 2,063 34,163
Brightsphere Investment
Group, Inc. 2,654 48,648
Carlyle Group, Inc. (The) 4,908 158,381
Cboe Global Markets, Inc. 4,461 409,208
Charles Schwab Corp. (The) 51,383 2,648,280
CME Group, Inc. 13,191 2,397,332
Cohen & Steers, Inc. 1,510 98,905
Cowen, Inc., Class A 1,117 28,093
Diamond Hill Investment
Group, Inc. 145 21,493
Donnelley Financial Solutions,
Inc. * 1,371 24,527
Eaton Vance Corp. 4,145 278,295
Evercore , Inc., Class A 1,688 184,161
FactSet Research Systems,
Inc. 1,596 482,535
Federated Hermes, Inc.,
Class B 4,215 113,805
Focus Financial Partners, Inc.,
Class A * 1,262 60,046
Franklin Resources, Inc. 11,313 297,419
GAMCO Investors, Inc.,
Class A 215 3,829
Goldman Sachs Group, Inc.
(The) 12,521 3,395,320
Greenhill & Co., Inc. 736 8,545
Hamilton Lane, Inc., Class A 1,409 106,196
Houlihan Lokey , Inc. 2,411 156,353
Interactive Brokers Group,
Inc., Class A 2,917 178,491
Intercontinental Exchange,
Inc. 20,005 2,207,552
Invesco Ltd. 15,711 323,489
KKR & Co., Inc. 19,927 776,157
Lazard Ltd., Class A 3,342 137,690
LPL Financial Holdings, Inc. 3,242 351,238
MarketAxess Holdings, Inc. 1,385 748,953
Moelis & Co., Class A 2,294 114,035
Moody's Corp. 6,017 1,602,086
Morgan Stanley 48,241 3,234,559
Morningstar, Inc. 992 228,051
MSCI, Inc. 3,167 1,251,915
Nasdaq, Inc. 4,234 572,733
Northern Trust Corp. 7,873 702,193
Oppenheimer Holdings, Inc.,
Class A 673 23,333
Piper Sandler Cos. 789 72,059
PJT Partners, Inc., Class A 1,010 69,680
Pzena Investment
Management, Inc., Class A 647 5,370
Raymond James Financial,
Inc. 4,541 453,782
S&P Global, Inc. 9,160 2,903,720
Safeguard Scientifics, Inc. * 621 4,241
Common Stocks
Shares Value ($)
Capital Markets
Sculptor Capital Management,
Inc. 803 13,619
SEI Investments Co. 5,427 286,817
Siebert Financial Corp. * 348 2,861
Silvercrest Asset Management
Group, Inc., Class A 791 12,110
State Street Corp. 13,725 960,750
StepStone Group, Inc.,
Class A * 1,299 45,621
Stifel Financial Corp. 5,202 269,568
StoneX Group, Inc. * 670 35,858
T. Rowe Price Group, Inc. 8,374 1,310,363
Tradeweb Markets, Inc.,
Class A 3,379 205,409
Value Line, Inc. 36 1,109
Virtu Financial, Inc., Class A 2,456 68,203
Virtus Investment Partners,
Inc. 346 72,660
Waddell & Reed Financial,
Inc., Class A 2,730 69,042
Westwood Holdings Group,
Inc. 386 4,570
WisdomTree Investments, Inc. 7,541 40,231
33,356,999
Chemicals 1.1%
Advanced Emissions
Solutions, Inc. 425 2,155
AdvanSix , Inc. * 1,183 25,222
AgroFresh Solutions, Inc. * 1,028 2,015
Air Products & Chemicals, Inc. 8,080 2,155,421
Albemarle Corp. 3,901 634,537
American Vanguard Corp. 1,261 20,870
Amyris , Inc. *(d) 2,141 20,125
Ashland Global Holdings, Inc. 2,215 177,178
Avient Corp. 3,589 137,925
Axalta Coating Systems Ltd. * 8,324 224,665
Balchem Corp. 1,257 134,537
Cabot Corp. 2,330 102,310
Celanese Corp. 4,074 497,639
CF Industries Holdings, Inc. 7,123 294,750
Chase Corp. 305 30,573
Chemours Co. (The) 4,882 128,592
Corteva , Inc. 27,925 1,113,090
Dow, Inc. 27,899 1,447,958
DuPont de Nemours, Inc. 45,203 3,591,378
Eastman Chemical Co. 4,942 486,046
Ecolab, Inc. 9,228 1,887,218
Element Solutions, Inc. 9,083 154,683
Ferro Corp. * 1,430 19,720
FMC Corp. 4,642 502,682
FutureFuel Corp. 1,141 15,175
GCP Applied Technologies,
Inc. * 2,026 50,225
Hawkins, Inc. 402 22,082
HB Fuller Co. 1,978 100,660
Huntsman Corp. 8,053 212,760
Ingevity Corp. * 1,293 84,937
Innospec , Inc. 966 84,805
Intrepid Potash, Inc. * 402 9,137

14 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Chemicals
Koppers Holdings, Inc. * 846 28,155
Kraton Corp. * 1,306 36,672
Kronos Worldwide, Inc. 979 13,863
Linde plc 19,211 4,714,379
Livent Corp. * 5,987 109,083
LyondellBasell Industries NV,
Class A 9,732 834,616
Marrone Bio Innovations, Inc. * 1,782 2,958
Minerals Technologies, Inc. 784 48,318
Mosaic Co. (The) 12,422 322,475
NewMarket Corp. 189 74,124
Olin Corp. 5,853 139,945
Orion Engineered Carbons SA 452 6,884
PPG Industries, Inc. 8,822 1,188,412
PQ Group Holdings, Inc. 1,649 22,723
Quaker Chemical Corp. 497 130,279
Rayonier Advanced Materials,
Inc. * 2,486 17,203
RPM International, Inc. 4,599 379,280
Scotts Miracle- Gro Co. (The) 1,586 351,156
Sensient Technologies Corp. 1,714 120,888
Sherwin-Williams Co. (The) 3,069 2,123,134
Stepan Co. 832 93,750
Trecora Resources * 716 4,518
Tredegar Corp. 1,091 15,918
Trinseo SA 1,361 69,180
Tronox Holdings plc, Class A 3,053 46,864
Valvoline, Inc. 7,211 171,189
W R Grace & Co. 1,646 95,501
Westlake Chemical Corp. 1,406 107,503
25,640,040
Commercial Services & Supplies 0.3%
ABM Industries, Inc. 2,526 92,805
ACCO Brands Corp. 3,384 27,377
ADT, Inc. 1,417 12,795
Brady Corp., Class A 1,029 47,241
BrightView Holdings, Inc. * 1,246 17,668
Brink's Co. (The) 1,980 134,897
Casella Waste Systems, Inc.,
Class A * 1,741 99,655
CECO Environmental Corp. * 1,380 9,563
Cimpress plc * 236 21,568
Cintas Corp. 3,321 1,056,477
Clean Harbors, Inc. * 2,050 158,793
CompX International, Inc. 68 949
Copart , Inc. * 7,465 819,284
CoreCivic , Inc. 41 292
Covanta Holding Corp. 4,860 68,769
Deluxe Corp. 850 28,806
Ennis, Inc. 1,036 18,855
Harsco Corp. * 2,930 48,726
Healthcare Services Group,
Inc. 3,041 98,589
Heritage-Crystal Clean, Inc. * 669 14,517
Herman Miller, Inc. 2,250 77,062
HNI Corp. 1,776 57,294
IAA, Inc. * 4,714 269,358
IBEX Holdings Ltd. * 2,109 38,848
Interface, Inc. 2,340 23,494
Common Stocks
Shares Value ($)
Commercial Services & Supplies
KAR Auction Services, Inc. 3,856 71,182
Kimball International, Inc.,
Class B 1,487 17,978
Knoll, Inc. 2,042 30,548
Matthews International Corp.,
Class A 1,242 37,918
McGrath RentCorp 1,000 69,790
MSA Safety, Inc. 1,430 223,252
NL Industries, Inc. 307 1,385
Pitney Bowes, Inc. 6,522 60,915
Quad/Graphics, Inc. 1,470 6,880
Republic Services, Inc. 7,286 659,529
Rollins, Inc. 8,662 312,005
SP Plus Corp. * 951 27,579
Steelcase, Inc., Class A 3,550 45,901
Stericycle, Inc. * 3,696 242,014
Team, Inc. * 1,229 12,143
Tetra Tech, Inc. 2,112 256,756
UniFirst Corp. 583 124,062
US Ecology, Inc. * 1,155 38,115
Viad Corp. 851 29,359
VSE Corp. 418 14,463
Waste Management, Inc. 15,596 1,736,147
7,261,603
Communications Equipment 0.5%
Acacia Communications, Inc. * 1,543 176,519
ADTRAN, Inc. 1,916 32,955
Applied Optoelectronics,
Inc. *(d) 628 6,914
Arista Networks, Inc. * 2,191 673,864
CalAmp Corp. * 1,336 13,373
Calix, Inc. * 2,068 62,454
Cambium Networks Corp. * 150 5,512
Casa Systems, Inc. * 982 7,571
Ciena Corp. * 5,125 273,624
Cisco Systems, Inc. 155,965 6,952,920
Clearfield, Inc. * 364 11,400
CommScope Holding Co.,
Inc. * 7,814 114,788
Comtech Telecommunications
Corp. 1,049 22,386
Digi International, Inc. * 1,215 22,441
DZS, Inc. * 348 5,359
EchoStar Corp., Class A * 1,124 23,537
Extreme Networks, Inc. * 4,884 39,512
F5 Networks, Inc. * 2,352 460,874
Genasys , Inc. * 1,086 8,080
Harmonic, Inc. * 3,619 28,083
Infinera Corp. * 6,334 62,390
Inseego Corp. *(d) 2,627 48,232
Juniper Networks, Inc. 11,121 271,575
KVH Industries, Inc. * 490 6,130
Lumentum Holdings, Inc. * 2,914 273,333
Motorola Solutions, Inc. 6,372 1,067,629
NETGEAR, Inc. * 1,228 50,827
NetScout Systems, Inc. * 2,668 77,999
PCTEL, Inc. * 585 4,306
Plantronics, Inc. 1,366 43,329
Resonant, Inc. *(d) 1,523 8,635

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
Communications Equipment
Ribbon Communications, Inc. * 3,028 22,135
Ubiquiti, Inc. 333 102,561
ViaSat , Inc. * 2,259 98,357
Viavi Solutions, Inc. * 9,090 140,440
11,220,044
Construction & Engineering 0.1%
AECOM * 5,973 299,247
Aegion Corp. * 1,328 24,395
Ameresco , Inc., Class A * 997 55,922
API Group Corp. Reg. S *(a) 5,748 102,947
Arcosa , Inc. 1,984 110,687
Argan , Inc. 619 26,759
Comfort Systems USA, Inc. 1,336 74,055
Concrete Pumping Holdings,
Inc. * 859 4,690
Construction Partners, Inc.,
Class A * 848 24,100
Dycom Industries, Inc. * 816 66,210
EMCOR Group, Inc. 1,599 141,192
Fluor Corp. 5,419 93,695
Granite Construction, Inc. 553 16,374
Great Lakes Dredge & Dock
Corp. * 2,614 35,629
HC2 Holdings, Inc. *(d) 2,166 7,559
IES Holdings, Inc. * 266 12,098
Infrastructure and Energy
Alternatives, Inc. *(d) 3,937 75,866
Jacobs Engineering Group,
Inc. 4,598 464,214
MasTec , Inc. * 2,266 174,822
Matrix Service Co. * 1,093 12,887
MYR Group, Inc. * 563 31,308
Northwest Pipe Co. * 346 10,467
NV5 Global, Inc. * 434 37,901
Primoris Services Corp. 1,840 53,553
Quanta Services, Inc. 5,338 376,169
Sterling Construction Co.,
Inc. * 1,190 24,359
Tutor Perini Corp. * 1,640 24,436
Valmont Industries, Inc. 802 154,722
WillScot Mobile Mini Holdings
Corp. * 5,267 124,881
2,661,144
Construction Materials 0.1%
Eagle Materials, Inc. 1,372 150,961
Forterra , Inc. * 626 11,456
Martin Marietta Materials, Inc. 2,375 682,599
Summit Materials, Inc.,
Class A * 4,885 100,289
United States Lime &
Minerals, Inc. 69 8,349
US Concrete, Inc. * 702 31,091
Vulcan Materials Co. 4,843 722,285
1,707,030
Consumer Finance 0.4%
Ally Financial, Inc. 14,310 541,490
American Express Co. 24,093 2,801,052
Common Stocks
Shares Value ($)
Consumer Finance
Atlanticus Holdings Corp. * 151 3,885
Capital One Financial Corp. 16,473 1,717,475
Credit Acceptance Corp. * 407 157,008
Curo Group Holdings Corp. 623 9,052
Discover Financial Services 11,639 972,322
Encore Capital Group, Inc. * 1,259 37,392
Enova International, Inc. * 1,287 29,086
EZCORP, Inc., Class A * 2,054 9,222
FirstCash , Inc. 1,725 101,568
Green Dot Corp., Class A * 1,965 98,702
LendingClub Corp. * 2,907 31,541
LendingTree, Inc. *(d) 324 105,469
Navient Corp. 8,327 93,720
Nelnet, Inc., Class A 293 20,156
OneMain Holdings, Inc. 2,799 130,321
Oportun Financial Corp. * 661 10,583
PRA Group, Inc. * 1,864 61,456
PROG Holdings, Inc. 2,636 124,367
Regional Management Corp. 422 11,943
Santander Consumer USA
Holdings, Inc. 3,197 70,654
SLM Corp. 15,134 210,060
Synchrony Financial 20,963 705,405
Upstart Holdings, Inc. * 10,641 661,764
World Acceptance Corp. * 219 31,409
8,747,102
Containers & Packaging 0.2%
Amcor plc 58,350 638,349
AptarGroup, Inc. 2,104 279,769
Ardagh Group SA 852 14,484
Avery Dennison Corp. 3,173 478,711
Ball Corp. 11,820 1,040,396
Berry Global Group, Inc. * 4,746 234,310
Crown Holdings, Inc. * 4,606 415,231
Graphic Packaging Holding
Co. 10,666 167,030
Greif, Inc., Class A 1,152 52,189
International Paper Co. 14,550 732,010
Myers Industries, Inc. 1,532 30,717
O-I Glass, Inc. 4,436 56,071
Packaging Corp. of America 3,595 483,384
Pactiv Evergreen, Inc. * 2,332 32,951
Ranpak Holdings Corp. * 489 8,479
Sealed Air Corp. 6,187 261,524
Silgan Holdings, Inc. 2,006 73,079
Sonoco Products Co. 2,930 169,676
UFP Technologies, Inc. * 310 14,263
Westrock Co. 10,033 415,667
5,598,290
Distributors 0.1%
Core-Mark Holding Co., Inc. 1,004 30,793
Funko , Inc., Class A *(d) 859 10,265
Genuine Parts Co. 5,100 478,788
Greenlane Holdings, Inc.,
Class A * 288 1,273
LKQ Corp. * 10,738 376,796
Pool Corp. 1,411 499,748

16 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Distributors
Weyco Group, Inc. 197 3,400
1,401,063
Diversified Consumer Services 0.1%
Adtalem Global Education,
Inc. * 702 27,090
American Public Education,
Inc. * 594 17,095
Aspen Group, Inc. * 651 6,155
Bright Horizons Family
Solutions, Inc. * 2,115 321,416
Carriage Services, Inc. 750 24,840
Chegg , Inc. * 4,702 447,912
Collectors Universe, Inc. 289 26,389
Driven Brands Holdings,
Inc. *(d) 3,856 108,354
Franchise Group, Inc. 906 32,870
frontdoor , Inc. * 3,392 186,696
Graham Holdings Co., Class B 169 96,011
Grand Canyon Education,
Inc. * 1,841 156,374
H&R Block, Inc. 5,321 91,681
Houghton Mifflin Harcourt
Co. * 4,050 19,966
Laureate Education, Inc.,
Class A * 4,407 57,335
OneSpaWorld Holdings Ltd. * 1,808 17,158
Perdoceo Education Corp. * 2,742 32,438
Regis Corp. * 1,063 10,088
Service Corp. International 5,645 284,677
Strategic Education, Inc. 867 76,617
Stride, Inc. * 1,578 40,633
Terminix Global Holdings,
Inc. * 5,117 243,979
Universal Technical Institute,
Inc. * 982 5,971
Vivint Smart Home, Inc. * 2,848 53,799
WW International, Inc. * 1,887 50,119
2,435,663
Diversified Financial Services 0.7%
Alerus Financial Corp. 506 12,174
Banco Latinoamericano de
Comercio Exterior SA,
Class E 1,267 19,309
Berkshire Hathaway, Inc.,
Class B * 69,316 15,795,037
Cannae Holdings, Inc. * 3,219 122,290
Equitable Holdings, Inc. 17,030 422,003
GWG Holdings, Inc. * 120 874
Jefferies Financial Group, Inc. 7,069 165,061
Marlin Business Services
Corp. 274 3,905
Morgan Group Holding Co. * 1 8
SWK Holdings Corp. * 143 1,946
Voya Financial, Inc. 4,648 257,778
16,800,385
Common Stocks
Shares Value ($)
Diversified Telecommunication Services 0.7%
Alaska Communications
Systems Group, Inc. 1,852 6,075
Anterix , Inc. * 536 19,446
AT&T, Inc. 262,502 7,515,432
ATN International, Inc. 458 19,776
Bandwidth, Inc., Class A * 756 134,674
Cincinnati Bell, Inc. * 1,564 23,835
Cogent Communications
Holdings, Inc. 1,623 92,430
Consolidated Communications
Holdings, Inc. * 3,004 18,339
IDT Corp., Class B * 464 6,510
Iridium Communications, Inc. * 4,811 237,038
Liberty Latin America Ltd.,
Class A * 4,832 48,180
Lumen Technologies, Inc. 40,868 505,946
Ooma , Inc. * 633 8,527
ORBCOMM, Inc. * 3,071 23,002
Verizon Communications, Inc. 153,583 8,408,669
Vonage Holdings Corp. * 9,479 118,298
17,186,177
Electric Utilities 0.9%
ALLETE, Inc. 2,044 128,445
Alliant Energy Corp. 9,096 442,520
American Electric Power Co.,
Inc. 18,238 1,475,637
Avangrid , Inc. 1,474 68,202
Duke Energy Corp. 26,945 2,532,830
Edison International 13,357 776,843
Entergy Corp. 7,329 698,674
Evergy , Inc. 8,344 448,323
Eversource Energy 12,564 1,099,350
Exelon Corp. 36,550 1,519,018
FirstEnergy Corp. 20,504 630,703
Genie Energy Ltd., Class B 399 2,945
Hawaiian Electric Industries,
Inc. 3,143 103,908
IDACORP, Inc. 1,071 94,569
MGE Energy, Inc. 1,394 88,770
NextEra Energy, Inc. 72,555 5,867,523
NRG Energy, Inc. 7,754 321,093
OGE Energy Corp. 6,112 186,538
Otter Tail Corp. 1,637 64,973
PG&E Corp. * 49,175 562,070
Pinnacle West Capital Corp. 3,906 293,926
PNM Resources, Inc. 3,149 152,789
Portland General Electric Co. 2,648 111,984
PPL Corp. 28,333 783,974
Southern Co. (The) 38,841 2,288,512
Spark Energy, Inc., Class A 425 4,662
Xcel Energy, Inc. 19,333 1,237,119
21,985,900
Electrical Equipment 0.4%
Acuity Brands, Inc. 1,165 140,080
Allied Motion Technologies,
Inc. 335 15,159
American Superconductor
Corp. * 669 16,538

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
Electrical Equipment
AMETEK, Inc. 8,376 948,666
Array Technologies, Inc. * 6,682 272,358
Atkore International Group,
Inc. * 1,876 83,219
AZZ, Inc. 1,061 50,493
Beam Global *(d) 707 40,143
Bloom Energy Corp.,
Class A *(d) 3,303 115,308
Eaton Corp. plc 14,815 1,743,725
Emerson Electric Co. 21,855 1,734,194
Encore Wire Corp. 805 46,489
EnerSys 1,654 136,008
FuelCell Energy, Inc. * 7,486 155,409
Generac Holdings, Inc. * 2,198 541,631
GrafTech International Ltd. 2,770 26,869
Hubbell, Inc. 1,830 284,748
LSI Industries, Inc. 898 8,625
nVent Electric plc 6,147 137,570
Orion Energy Systems, Inc. * 895 8,762
Plug Power, Inc. * 17,402 1,099,284
Powell Industries, Inc. 395 11,325
Preformed Line Products Co. 99 6,365
Regal Beloit Corp. 1,611 202,148
Rockwell Automation, Inc. 4,305 1,069,922
Sensata Technologies Holding
plc * 6,134 334,303
Shoals Technologies Group,
Inc., Class A * 2,625 89,066
Sunrun , Inc. * 4,880 338,038
Thermon Group Holdings,
Inc. * 1,395 20,353
TPI Composites, Inc. * 1,231 73,749
Ultralife Corp. * 265 1,556
Vertiv Holdings Co. 8,140 163,777
Vicor Corp. * 727 62,915
9,978,795
Electronic Equipment, Instruments & Components 0.4%
Akoustis Technologies,
Inc. *(d) 934 14,085
Amphenol Corp., Class A 10,685 1,334,343
Arlo Technologies, Inc. * 3,073 25,844
Arrow Electronics, Inc. * 2,536 247,590
Avnet, Inc. 2,496 88,134
Badger Meter, Inc. 1,123 102,990
Bel Fuse, Inc., Class B 317 4,622
Belden, Inc. 1,783 84,229
Benchmark Electronics, Inc. 1,503 38,071
CDW Corp. 5,085 669,491
Cognex Corp. 6,159 505,839
Coherent, Inc. * 940 188,790
Corning, Inc. 28,004 1,004,503
CTS Corp. 1,257 38,339
Daktronics, Inc. 1,212 5,818
Dolby Laboratories, Inc.,
Class A 2,444 215,145
ePlus , Inc. * 526 44,205
Fabrinet * 1,473 116,279
FARO Technologies, Inc. * 721 50,881
FLIR Systems, Inc. 5,168 268,994
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
II-VI, Inc. * 3,571 300,214
Insight Enterprises, Inc. * 1,425 108,443
Intellicheck , Inc. * 529 6,126
IPG Photonics Corp. * 1,380 308,333
Iteris , Inc. * 1,259 8,196
Itron , Inc. * 1,261 108,471
Jabil, Inc. 5,805 240,153
Keysight Technologies, Inc. * 6,867 972,299
Kimball Electronics, Inc. * 1,014 19,438
Knowles Corp. * 3,615 69,733
Littelfuse , Inc. 908 220,980
Luna Innovations, Inc. * 970 10,311
Methode Electronics, Inc. 660 24,915
MTS Systems Corp. 765 44,783
Napco Security Technologies,
Inc. * 501 12,986
National Instruments Corp. 4,048 167,587
nLight , Inc. * 1,396 44,225
Novanta , Inc. * 1,329 166,019
OSI Systems, Inc. * 350 31,507
PAR Technology Corp. * 654 40,718
PC Connection, Inc. 472 23,170
Plexus Corp. * 622 47,844
Powerfleet , Inc. * 804 5,708
Research Frontiers, Inc. * 807 3,272
Rogers Corp. * 705 110,029
Sanmina Corp. * 2,545 79,150
ScanSource , Inc. * 1,017 24,601
SYNNEX Corp. 1,453 118,594
Trimble, Inc. * 9,452 622,981
TTM Technologies, Inc. * 1,708 22,904
Vishay Intertechnology , Inc. 5,383 116,004
Vishay Precision Group, Inc. * 488 15,611
Vontier Corp. * 4,562 147,946
Wrap Technologies, Inc. *(d) 411 2,285
Zebra Technologies Corp.,
Class A * 1,983 769,067
10,062,795
Energy Equipment & Services 0.1%
Archrock , Inc. 4,755 42,177
Aspen Aerogels, Inc. * 683 13,701
Baker Hughes Co. 22,947 461,005
Bristow Group, Inc. * 216 5,229
Cactus, Inc., Class A 1,928 50,514
ChampionX Corp. * 7,564 115,654
DMC Global, Inc. 605 34,588
Dril -Quip, Inc. * 1,436 43,252
Exterran Corp. * 1,218 5,262
Frank's International NV * 6,068 16,869
Halliburton Co. 32,953 580,961
Helix Energy Solutions Group,
Inc. * 6,014 24,778
Helmerich & Payne, Inc. 4,212 102,267
Liberty Oilfield Services, Inc.,
Class A 2,620 31,492
Nabors Industries Ltd. (d) 51 3,643
National Energy Services
Reunited Corp. * 700 7,546
Newpark Resources, Inc. * 3,424 8,183

18 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Energy Equipment & Services
NexTier Oilfield Solutions,
Inc. * 6,738 22,370
NOV, Inc. 10,776 133,407
Oceaneering International,
Inc. * 4,203 35,515
Oil States International, Inc. * 2,307 12,919
Patterson-UTI Energy, Inc. 6,701 41,211
ProPetro Holding Corp. * 3,243 25,912
RPC, Inc. * 2,514 11,213
Schlumberger NV 51,954 1,153,898
Select Energy Services, Inc.,
Class A * 2,640 13,253
Solaris Oilfield Infrastructure,
Inc., Class A 1,210 11,011
Tidewater, Inc. * 372 3,530
Transocean Ltd. *(d) 23,015 77,331
US Silica Holdings, Inc. 2,959 24,086
3,112,777
Entertainment 1.2%
Activision Blizzard, Inc. 28,027 2,550,457
AMC Entertainment Holdings,
Inc., Class A (d) 1,035 13,724
Cinemark Holdings, Inc. (d) 4,301 87,052
Electronic Arts, Inc. 10,367 1,484,554
Eros STX Global Corp. *(d) 3,061 5,816
Gaia, Inc. * 360 3,290
Glu Mobile, Inc. * 4,977 43,847
IMAX Corp. * 2,016 38,102
Liberty Media Corp.-Liberty
Braves, Class C * 1,443 38,643
Liberty Media Corp.-Liberty
Formula One, Class A * 1,056 38,280
Liberty Media Corp-Liberty
Braves, Class A * 313 8,564
Liberty Media Corp-Liberty
Formula One, Class C * 7,849 315,765
Lions Gate Entertainment
Corp., Class A * 6,838 88,298
Live Nation Entertainment,
Inc. * 5,571 370,193
LiveXLive Media, Inc. * 899 3,425
Madison Square Garden
Entertainment Corp. * 752 66,740
Madison Square Garden
Sports Corp., Class A * 756 122,389
Marcus Corp. (The) 878 15,453
Netflix, Inc. * 15,654 8,334,033
Playtika Holding Corp. * 4,048 117,959
Roku, Inc. * 4,556 1,772,421
Spotify Technology SA * 4,804 1,513,260
Take-Two Interactive
Software, Inc. * 4,248 851,512
Walt Disney Co. (The) * 66,429 11,171,365
World Wrestling
Entertainment, Inc., Class A 1,829 103,028
Zynga, Inc., Class A * 35,054 347,385
29,505,555
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs) 1.7%
Acadia Realty Trust 3,248 47,096
Agree Realty Corp. 2,008 126,906
Alexander & Baldwin, Inc. 2,840 42,941
Alexander's, Inc. 84 22,445
Alexandria Real Estate
Equities, Inc. 4,794 801,125
Alpine Income Property Trust,
Inc. 247 3,809
American Assets Trust, Inc. 2,011 55,564
American Campus
Communities, Inc. 5,481 225,598
American Finance Trust, Inc. 4,370 31,814
American Homes 4 Rent,
Class A 10,144 306,653
American Tower Corp. 16,310 3,708,242
Americold Realty Trust 7,275 253,970
Apartment Income REIT
Corp. * 4,659 180,629
Apartment Investment and
Management Co., Class A 4,659 21,385
Apple Hospitality REIT, Inc. 8,322 103,859
Armada Hoffler Properties,
Inc. 2,210 23,758
AvalonBay Communities, Inc. 4,959 811,640
Bluerock Residential Growth
REIT, Inc. 967 10,115
Boston Properties, Inc. 5,784 527,906
Brandywine Realty Trust 3,239 35,629
Brixmor Property Group, Inc. 11,705 198,166
Broadstone Net Lease, Inc.,
Class A 2,170 39,125
Brookfield Property REIT, Inc.,
Class A 1,896 32,896
BRT Apartments Corp. 281 3,928
Camden Property Trust 3,703 378,261
CareTrust REIT, Inc. 3,829 85,999
CatchMark Timber Trust, Inc.,
Class A 1,970 17,966
Centerspace 464 32,452
Chatham Lodging Trust 1,971 21,109
CIM Commercial Trust Corp. 725 10,143
City Office REIT, Inc. 1,812 17,069
Clipper Realty, Inc. 525 3,680
Colony Capital, Inc. 11,204 55,572
Columbia Property Trust, Inc. 4,619 62,818
Community Healthcare Trust,
Inc. 872 38,996
CorEnergy Infrastructure
Trust, Inc. 583 5,253
CorePoint Lodging, Inc. 1,628 11,087
CoreSite Realty Corp. 1,211 162,807
Corporate Office Properties
Trust 4,342 114,064
Cousins Properties, Inc. 4,613 145,494
Crown Castle International
Corp. 15,492 2,467,256
CTO Realty Growth, Inc. 268 11,291
CubeSmart 7,661 266,909
CyrusOne , Inc. 4,196 306,098

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
DiamondRock Hospitality Co. * 7,719 63,296
Digital Realty Trust, Inc. 9,832 1,415,316
Diversified Healthcare Trust 9,224 37,080
Douglas Emmett, Inc. 5,315 147,279
Duke Realty Corp. 13,464 532,636
Easterly Government
Properties, Inc. 3,042 66,772
EastGroup Properties, Inc. 1,512 204,332
Empire State Realty Trust,
Inc., Class A 5,125 50,533
EPR Properties 1,292 51,215
Equinix , Inc. 3,249 2,404,130
Equity Commonwealth 3,004 85,644
Equity LifeStyle Properties,
Inc. 6,097 370,941
Equity Residential 13,467 830,106
Essential Properties Realty
Trust, Inc. 3,698 76,992
Essex Property Trust, Inc. 2,363 566,198
Extra Space Storage, Inc. 4,693 534,016
Farmland Partners, Inc. 872 8,990
Federal Realty Investment
Trust 2,954 258,652
First Industrial Realty Trust,
Inc. 4,924 200,111
Four Corners Property Trust,
Inc. 2,854 75,231
Franklin Street Properties
Corp. 4,367 17,948
Gaming and Leisure
Properties, Inc. 7,746 318,593
GEO Group, Inc. (The) 4,309 38,522
Getty Realty Corp. 1,463 38,872
Gladstone Commercial Corp. 1,296 22,952
Gladstone Land Corp. 636 10,011
Global Medical REIT, Inc. 1,522 19,086
Global Net Lease, Inc. 3,654 58,866
Healthcare Realty Trust, Inc. 3,006 90,210
Healthcare Trust of America,
Inc., Class A 7,600 214,700
Healthpeak Properties, Inc. 19,953 591,606
Hersha Hospitality Trust * 1,333 10,184
Highwoods Properties, Inc. 4,082 153,034
Host Hotels & Resorts, Inc. 27,571 373,587
Hudson Pacific Properties,
Inc. 3,866 90,619
Independence Realty Trust,
Inc. 3,756 49,880
Industrial Logistics Properties
Trust 2,563 54,361
Innovative Industrial
Properties, Inc. 612 114,517
Invitation Homes, Inc. 21,368 629,929
Iron Mountain, Inc. 9,726 327,474
iStar , Inc. 2,900 44,022
JBG SMITH Properties 4,000 119,440
Kilroy Realty Corp. 4,094 231,843
Kimco Realty Corp. 16,262 268,486
Kite Realty Group Trust 3,381 53,893
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Lamar Advertising Co.,
Class A 2,920 235,878
Lexington Realty Trust 10,193 104,478
Life Storage, Inc. 2,745 223,937
LTC Properties, Inc. 1,521 58,771
Macerich Co. (The) 2,354 36,958
Mack-Cali Realty Corp. 366 4,659
Medical Properties Trust, Inc. 20,112 424,564
Mid-America Apartment
Communities, Inc. 4,170 553,568
Monmouth Real Estate
Investment Corp. 3,906 67,691
National Health Investors, Inc. 1,723 111,719
National Retail Properties, Inc. 5,684 221,676
National Storage Affiliates
Trust 2,511 91,752
NETSTREIT Corp. 2,222 38,285
New Senior Investment
Group, Inc. 3,445 18,259
NexPoint Residential Trust,
Inc. 249 9,828
Office Properties Income Trust 1,779 41,166
Omega Healthcare Investors,
Inc. 8,711 315,512
One Liberty Properties, Inc. 730 14,629
Outfront Media, Inc. 5,951 108,487
Paramount Group, Inc. 2,203 19,585
Park Hotels & Resorts, Inc. 9,681 161,479
Pebblebrook Hotel Trust 5,272 96,899
Physicians Realty Trust 7,785 137,250
Piedmont Office Realty Trust,
Inc., Class A 5,042 77,546
Plymouth Industrial REIT, Inc. 515 7,540
PotlatchDeltic Corp. 2,713 129,573
Preferred Apartment
Communities, Inc., Class A 1,972 14,179
Prologis, Inc. 27,384 2,826,029
PS Business Parks, Inc. 809 110,121
Public Storage 5,537 1,260,332
QTS Realty Trust, Inc.,
Class A 2,387 155,394
Rayonier, Inc. 4,064 124,968
Realty Income Corp. 13,036 769,906
Regency Centers Corp. 6,546 308,840
Retail Opportunity
Investments Corp. 4,577 64,490
Retail Properties of America,
Inc., Class A 8,083 74,444
Retail Value, Inc. 769 12,004
Rexford Industrial Realty, Inc. 4,520 221,209
RLJ Lodging Trust 6,855 88,498
RPT Realty 3,049 28,203
Ryman Hospitality Properties,
Inc. 2,011 130,413
Sabra Health Care REIT, Inc. 8,192 137,544
Safehold , Inc. 653 48,048
Saul Centers, Inc. 490 14,666
SBA Communications Corp. 4,151 1,115,249
Seritage Growth Properties,
Class A * 1,375 24,489

20 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Service Properties Trust 6,563 69,633
Simon Property Group, Inc. 11,615 1,079,382
SITE Centers Corp. 5,935 65,819
SL Green Realty Corp. 2,314 156,149
Spirit Realty Capital, Inc. 4,129 159,214
STAG Industrial, Inc. 5,809 173,108
STORE Capital Corp. 7,993 247,943
Summit Hotel Properties, Inc. 3,292 26,665
Sun Communities, Inc. 3,491 499,667
Sunstone Hotel Investors, Inc. 8,828 94,460
Tanger Factory Outlet
Centers, Inc. 3,654 56,381
Terreno Realty Corp. 2,662 150,616
UDR, Inc. 11,304 434,639
UMH Properties, Inc. 1,220 17,934
Uniti Group, Inc. 6,992 86,072
Universal Health Realty
Income Trust 513 30,616
Urban Edge Properties 4,847 66,840
Urstadt Biddle Properties, Inc.,
Class A 1,300 17,979
Ventas, Inc. 14,143 651,568
VEREIT, Inc. 8,650 304,740
VICI Properties, Inc. 20,158 509,594
Vornado Realty Trust 6,848 272,277
Washington REIT 3,299 72,380
Weingarten Realty Investors 4,750 106,923
Welltower , Inc. 15,774 955,904
Weyerhaeuser Co. 27,702 864,025
Whitestone REIT 1,611 12,566
WP Carey, Inc. 6,189 410,950
Xenia Hotels & Resorts, Inc. 4,729 68,429
42,254,816
Food & Staples Retailing 0.8%
Albertsons Cos., Inc.,
Class A (d) 2,728 47,385
Andersons, Inc. (The) 1,280 29,440
BJ's Wholesale Club Holdings,
Inc. * 5,302 223,055
Casey's General Stores, Inc. 1,501 281,408
Chefs' Warehouse, Inc. (The) * 996 27,181
Costco Wholesale Corp. 16,356 5,764,345
Grocery Outlet Holding Corp. * 3,924 167,516
HF Foods Group, Inc. * 1,277 9,999
Ingles Markets, Inc., Class A 590 28,060
Kroger Co. (The) 28,960 999,120
Natural Grocers by Vitamin
Cottage, Inc. 296 4,928
Performance Food Group
Co. * 4,477 209,882
PriceSmart , Inc. 1,475 138,473
Rite Aid Corp. * 2,200 57,838
SpartanNash Co. 1,396 25,854
Sprouts Farmers Market, Inc. * 4,913 111,279
Sysco Corp. 17,918 1,281,316
United Natural Foods, Inc. * 1,870 50,640
US Foods Holding Corp. * 7,837 242,869
Village Super Market, Inc.,
Class A 257 5,415
Common Stocks
Shares Value ($)
Food & Staples Retailing
Walgreens Boots Alliance, Inc. 26,905 1,351,976
Walmart, Inc. 51,650 7,256,309
Weis Markets, Inc. 398 19,613
18,333,901
Food Products 0.6%
Alico , Inc. 168 4,990
Archer-Daniels-Midland Co. 20,237 1,012,052
B&G Foods, Inc. (d) 2,311 88,003
Beyond Meat, Inc. * 1,710 304,517
Bridgford Foods Corp. * 61 1,022
Bunge Ltd. 4,792 313,589
Calavo Growers, Inc. 675 51,401
Cal-Maine Foods, Inc. * 1,263 48,423
Campbell Soup Co. 6,461 310,839
Conagra Brands, Inc. 18,702 647,089
Darling Ingredients, Inc. * 6,357 394,198
Farmer Bros Co. * 726 3,804
Flowers Foods, Inc. 6,007 137,921
Fresh Del Monte Produce, Inc. 1,205 29,486
Freshpet , Inc. * 1,574 219,274
General Mills, Inc. 22,121 1,285,230
Hain Celestial Group, Inc.
(The) * 3,327 138,353
Hershey Co. (The) 5,389 783,776
Hormel Foods Corp. 10,236 479,659
Hostess Brands, Inc. * 4,824 74,048
Ingredion, Inc. 2,639 199,165
J & J Snack Foods Corp. 618 94,344
J M Smucker Co. (The) 4,181 486,710
John B Sanfilippo & Son, Inc. 362 29,116
Kellogg Co. 9,431 555,863
Kraft Heinz Co. (The) 24,025 805,078
Lamb Weston Holdings, Inc. 5,448 406,966
Lancaster Colony Corp. 536 93,575
Landec Corp. * 801 8,539
Limoneira Co. 694 11,083
McCormick & Co., Inc.
(Non-Voting) 9,192 823,052
Mondelez International, Inc.,
Class A 51,720 2,867,357
Pilgrim's Pride Corp. * 450 8,721
Post Holdings, Inc. * 1,831 173,670
Sanderson Farms, Inc. 750 102,143
Seaboard Corp. 2 6,292
Seneca Foods Corp., Class A * 205 7,431
Simply Good Foods Co.
(The) * 3,388 96,694
Tootsie Roll Industries, Inc. (d) 652 25,806
TreeHouse Foods, Inc. * 2,183 92,188
Tyson Foods, Inc., Class A 10,398 668,695
13,890,162
Gas Utilities 0.1%
Atmos Energy Corp. 4,452 396,228
Brookfield Infrastructure Corp.,
Class A 1,337 89,686
Chesapeake Utilities Corp. 344 34,892
National Fuel Gas Co. 3,183 128,148
New Jersey Resources Corp. 2,474 86,615

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Gas Utilities
Northwest Natural Holding Co. 1,200 56,052
ONE Gas, Inc. 2,072 151,525
RGC Resources, Inc. 245 5,515
South Jersey Industries, Inc. 3,714 85,793
Southwest Gas Holdings, Inc. 2,170 130,113
Spire, Inc. 1,487 90,989
UGI Corp. 6,431 231,452
1,487,008
Health Care Equipment & Supplies 2.1%
Abbott Laboratories 64,067 7,918,041
ABIOMED, Inc. * 1,599 556,852
Accelerate Diagnostics,
Inc. *(d) 1,186 12,168
Accuray , Inc. * 4,134 20,422
Acutus Medical, Inc. *(d) 1,382 35,780
Align Technology, Inc. * 2,921 1,534,635
Alphatec Holdings, Inc. * 1,524 22,677
AngioDynamics , Inc. * 1,505 28,204
Antares Pharma, Inc. * 5,713 25,023
Apyx Medical Corp. * 1,133 10,526
Aspira Women's Health,
Inc. *(d) 1,468 13,095
AtriCure , Inc. * 1,544 89,907
Atrion Corp. 19 12,378
Avanos Medical, Inc. * 1,981 89,739
Axogen , Inc. * 1,387 24,064
Axonics Modulation
Technologies, Inc. *(d) 1,116 57,697
Baxter International, Inc. 18,863 1,449,244
Becton Dickinson and Co. 10,085 2,640,152
Bellerophon Therapeutics,
Inc. * 75 519
Beyond Air, Inc. * 388 2,297
BioLife Solutions, Inc. * 243 9,215
BioSig Technologies, Inc. *(d) 669 2,964
Boston Scientific Corp. * 52,875 1,873,890
Cantel Medical Corp. * 1,041 82,208
Cardiovascular Systems, Inc. * 1,420 63,886
Cerus Corp. * 6,237 41,102
Chembio Diagnostics, Inc. *(d) 582 3,835
Co-Diagnostics, Inc. * 1,128 14,484
CONMED Corp. 1,034 115,705
Cooper Cos., Inc. (The) 1,713 623,601
CryoLife , Inc. * 1,455 34,818
CryoPort , Inc. * 1,292 88,114
Cutera , Inc. * 686 16,608
CytoSorbents Corp. * 1,497 15,704
Danaher Corp. 23,203 5,518,602
Dentsply Sirona, Inc. 7,728 413,371
DexCom , Inc. * 3,452 1,293,982
Eargo , Inc. * 860 45,219
Edwards Lifesciences Corp. * 22,916 1,892,403
Electromed , Inc. * 251 2,495
Envista Holdings Corp. * 6,234 221,556
FONAR Corp. * 200 3,564
GenMark Diagnostics, Inc. * 2,824 38,999
Glaukos Corp. * 1,649 146,250
Globus Medical, Inc., Class A * 2,950 181,985
Haemonetics Corp. * 1,971 225,266
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Heska Corp. * 290 48,534
Hill-Rom Holdings, Inc. 2,591 248,840
Hologic , Inc. * 9,260 738,300
ICU Medical, Inc. * 632 129,231
IDEXX Laboratories, Inc. * 3,122 1,494,439
Inogen , Inc. * 737 36,061
Insulet Corp. * 2,361 630,812
Integer Holdings Corp. * 1,321 97,490
Integra LifeSciences Holdings
Corp. * 2,239 147,864
Intersect ENT, Inc. * 1,246 27,998
IntriCon Corp. * 295 5,407
Intuitive Surgical, Inc. * 4,235 3,166,255
Invacare Corp. 1,705 15,959
iRadimed Corp. * 168 4,156
iRhythm Technologies, Inc. * 957 161,178
Lantheus Holdings, Inc. * 2,796 45,491
LeMaitre Vascular, Inc. 699 33,594
LENSAR, Inc. * 411 2,873
LivaNova plc * 1,940 122,026
Masimo Corp. * 1,695 433,784
Medtronic plc 49,143 5,471,090
Meridian Bioscience, Inc. * 1,705 37,680
Merit Medical Systems, Inc. * 2,195 118,859
Mesa Laboratories, Inc. 54 14,966
Milestone Scientific, Inc. *(d) 1,487 4,193
Misonix , Inc. * 472 6,495
Natus Medical, Inc. * 1,288 31,389
Nemaura Medical, Inc. * 193 820
Neogen Corp. * 1,510 122,114
Nevro Corp. * 1,323 214,048
Novocure Ltd. * 3,553 571,891
NuVasive , Inc. * 1,184 63,628
OraSure Technologies, Inc. * 2,541 38,699
Ortho Clinical Diagnostics
Holdings plc * 19,110 315,315
Orthofix Medical, Inc. * 734 29,661
OrthoPediatrics Corp. * 489 22,582
Outset Medical, Inc. * 800 41,464
PAVmed , Inc. * 1,277 2,618
Penumbra, Inc. *(d) 1,259 328,712
Pulmonx Corp. * 870 49,346
Pulse Biosciences, Inc. * 453 15,470
Quidel Corp. * 1,406 352,864
Quotient Ltd. * 2,753 16,683
Repro-Med Systems, Inc. * 758 3,062
ResMed , Inc. 5,341 1,076,585
Retractable Technologies,
Inc. *(d) 422 6,790
Rockwell Medical, Inc. * 2,031 2,437
SeaSpine Holdings Corp. * 881 14,325
Shockwave Medical, Inc. * 1,044 121,146
SI-BONE, Inc. * 1,073 31,417
Sientra , Inc. * 1,472 6,904
Silk Road Medical, Inc. * 885 48,259
Soliton, Inc. * 233 2,530
Stereotaxis , Inc. * 1,434 6,898
STERIS plc 2,948 551,600
Stryker Corp. 12,696 2,805,943
Surgalign Holdings, Inc. * 2,621 4,403

22 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Surmodics , Inc. * 555 25,253
Tactile Systems Technology,
Inc. * 713 38,894
Tandem Diabetes Care, Inc. * 2,286 211,798
Tela Bio, Inc. * 202 2,889
Teleflex, Inc. 1,702 642,726
TransMedics Group, Inc. *(d) 871 19,841
Utah Medical Products, Inc. 159 13,781
Vapotherm , Inc. * 676 23,356
Varex Imaging Corp. * 1,539 29,795
Varian Medical Systems, Inc. * 3,432 602,556
Venus Concept, Inc. * 684 1,300
ViewRay , Inc. * 4,375 19,425
VolitionRX Ltd. * 718 3,310
West Pharmaceutical
Services, Inc. 2,814 842,765
Zimmer Biomet Holdings, Inc. 7,717 1,185,871
Zynex , Inc. *(d) 743 13,426
51,333,410
Health Care Providers & Services 1.4%
1Life Healthcare, Inc. * 2,950 149,270
Acadia Healthcare Co., Inc. * 3,409 172,768
AdaptHealth Corp. * 268 10,256
Addus HomeCare Corp. * 530 59,651
Amedisys , Inc. * 1,206 346,496
AmerisourceBergen Corp. 5,491 572,162
AMN Healthcare Services,
Inc. * 1,398 100,824
Anthem, Inc. 9,130 2,711,427
Apollo Medical Holdings, Inc. * 296 6,512
Avalon GloboCare Corp. *(d) 512 635
BioTelemetry , Inc. * 717 51,237
Brookdale Senior Living, Inc. * 7,864 38,848
Cardinal Health, Inc. 10,890 585,120
Castle Biosciences, Inc. * 340 22,722
Centene Corp. * 21,406 1,290,782
Chemed Corp. 481 249,110
Cigna Corp. 13,131 2,850,084
Community Health Systems,
Inc. * 2,720 25,350
CorVel Corp. * 372 36,761
Covetrus , Inc. * 3,771 128,478
Cross Country Healthcare,
Inc. * 1,596 13,981
CVS Health Corp. 48,000 3,439,200
DaVita, Inc. * 2,751 322,885
Encompass Health Corp. 3,863 310,585
Ensign Group, Inc. (The) 1,968 154,055
Enzo Biochem , Inc. * 1,302 3,672
Exagen , Inc. * 171 2,685
Five Star Senior Living, Inc. * 837 6,051
Fulgent Genetics, Inc. *(d) 291 32,153
Guardant Health, Inc. * 2,932 455,926
Hanger, Inc. * 1,593 32,641
HCA Healthcare, Inc. 10,014 1,627,075
HealthEquity , Inc. * 2,782 232,436
Henry Schein, Inc. * 4,985 328,262
Humana, Inc. 4,927 1,887,583
InfuSystem Holdings, Inc. * 493 8,687
Common Stocks
Shares Value ($)
Health Care Providers & Services
Joint Corp. (The) * 618 20,103
Laboratory Corp. of America
Holdings * 3,558 814,462
LHC Group, Inc. * 1,185 236,076
Magellan Health, Inc. * 904 84,958
McKesson Corp. 5,992 1,045,424
MEDNAX, Inc. * 769 20,971
ModivCare , Inc. * 484 76,748
Molina Healthcare, Inc. * 2,186 466,951
National HealthCare Corp. 501 32,089
National Research Corp. 543 24,598
Oak Street Health, Inc. * 927 48,083
Ontrak , Inc. * 279 22,122
Option Care Health, Inc. * 1,357 25,077
Owens & Minor, Inc. 2,245 65,285
Patterson Cos., Inc. 3,365 106,603
Pennant Group, Inc. (The) * 1,054 56,674
PetIQ , Inc. * 744 25,787
Premier, Inc., Class A 4,490 152,076
Progyny , Inc. * 958 44,806
Quest Diagnostics, Inc. 4,843 625,473
R1 RCM, Inc. * 4,179 105,436
RadNet , Inc. * 1,749 31,325
Select Medical Holdings
Corp. * 4,127 106,064
Sharps Compliance Corp. * 517 6,835
Surgery Partners, Inc. * 720 26,842
Tenet Healthcare Corp. * 3,280 155,046
Tivity Health, Inc. * 1,663 37,501
Triple-S Management Corp.,
Class B * 947 22,188
UnitedHealth Group, Inc. 34,737 11,587,568
Universal Health Services,
Inc., Class B 2,469 307,835
US Physical Therapy, Inc. 513 61,734
Viemed Healthcare, Inc. * 1,137 9,539
34,718,649
Health Care Technology 0.2%
Accolade, Inc. *(d) 835 42,326
Allscripts Healthcare
Solutions, Inc. * 6,674 110,121
American Well Corp., Class A * 1,862 65,933
Cerner Corp. 11,103 889,461
Certara , Inc. *(d) 3,387 116,581
Change Healthcare, Inc. * 9,609 229,271
Computer Programs &
Systems, Inc. 542 16,683
Evolent Health, Inc., Class A * 3,019 51,534
Health Catalyst, Inc. * 1,251 62,150
HealthStream , Inc. * 1,052 24,491
HMS Holdings Corp. * 3,323 122,353
iCAD , Inc. * 647 9,828
Inovalon Holdings, Inc.,
Class A * 2,894 70,614
Inspire Medical Systems, Inc. * 854 172,090
NantHealth , Inc. *(d) 841 3,549
NextGen Healthcare, Inc. * 2,193 43,377
Omnicell , Inc. * 1,659 195,430
OptimizeRx Corp. * 442 19,952

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Health Care Technology
Phreesia , Inc. * 1,130 73,778
Schrodinger, Inc. * 1,125 101,621
Simulations Plus, Inc. 532 42,102
Tabula Rasa HealthCare,
Inc. *(d) 308 17,491
Teladoc Health, Inc. * 3,862 1,018,911
Veeva Systems, Inc., Class A * 4,961 1,371,419
Vocera Communications, Inc. * 1,120 49,224
4,920,290
Hotels, Restaurants & Leisure 1.0%
Accel Entertainment, Inc. * 1,357 13,068
Airbnb, Inc., Class A * 740 135,886
Aramark 9,130 313,068
Bally's Corp. 782 41,039
Biglari Holdings, Inc.,
Class B * 38 4,360
BJ's Restaurants, Inc. * 688 32,157
Bloomin ' Brands, Inc. 3,346 70,500
Bluegreen Vacations Corp. 210 1,623
Boyd Gaming Corp. * 3,315 149,705
Brinker International, Inc. 1,143 67,300
Caesars Entertainment, Inc. * 8,941 629,357
Carnival Corp. 17,018 317,726
Carrols Restaurant Group,
Inc. * 1,522 9,345
Century Casinos, Inc. * 1,306 9,077
Cheesecake Factory, Inc.
(The) 1,692 76,089
Chipotle Mexican Grill, Inc. * 1,031 1,525,880
Choice Hotels International,
Inc. 867 87,255
Churchill Downs, Inc. 1,517 284,362
Chuy's Holdings, Inc. * 741 25,994
Cracker Barrel Old Country
Store, Inc. 786 106,354
Darden Restaurants, Inc. 4,960 579,774
Dave & Buster's
Entertainment, Inc. * 1,924 65,455
Del Taco Restaurants, Inc. * 1,293 12,439
Denny's Corp. * 2,195 34,527
Dine Brands Global, Inc. 156 10,727
Domino's Pizza, Inc. 1,469 544,646
DraftKings , Inc., Class A * 1,259 68,125
El Pollo Loco Holdings, Inc. * 554 11,274
Everi Holdings, Inc. * 3,044 39,816
Extended Stay America, Inc. 7,192 105,579
Fiesta Restaurant Group,
Inc. * 1,025 15,437
GAN Ltd. * 238 5,619
Golden Entertainment, Inc. * 622 10,574
Hilton Grand Vacations, Inc. * 3,433 102,029
Hilton Worldwide Holdings,
Inc. 10,162 1,030,325
Hyatt Hotels Corp., Class A 1,359 89,232
International Game
Technology plc 3,843 61,911
Jack in the Box, Inc. 859 80,866
Kura Sushi USA, Inc.,
Class A * 134 3,035
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Las Vegas Sands Corp. 11,996 576,888
Lindblad Expeditions
Holdings, Inc. *(d) 999 15,684
Marriott International, Inc.,
Class A 9,887 1,149,957
Marriott Vacations Worldwide
Corp. 1,188 145,839
McDonald's Corp. 27,291 5,672,161
MGM Resorts International 17,764 507,340
Monarch Casino & Resort,
Inc. * 505 26,689
Nathan's Famous, Inc. 88 4,885
Noodles & Co. * 1,023 8,665
Norwegian Cruise Line
Holdings Ltd. * 8,898 201,540
Papa John's International, Inc. 832 85,097
Penn National Gaming, Inc. * 6,525 676,773
Planet Fitness, Inc., Class A * 3,098 223,056
PlayAGS , Inc. * 1,088 5,603
RCI Hospitality Holdings, Inc. 440 16,931
Red Robin Gourmet Burgers,
Inc. * 518 13,566
Red Rock Resorts, Inc.,
Class A 1,228 28,833
Royal Caribbean Cruises Ltd. 6,530 424,450
Ruth's Hospitality Group, Inc. 1,160 21,100
Scientific Games Corp. * 2,266 88,873
SeaWorld Entertainment, Inc. * 2,106 60,168
Shake Shack, Inc., Class A * 1,424 161,510
Six Flags Entertainment Corp. 3,174 108,551
Starbucks Corp. 43,319 4,193,712
Target Hospitality Corp. * 1,611 2,852
Texas Roadhouse, Inc. 2,617 199,442
Vail Resorts, Inc. 1,443 383,780
Wendy's Co. (The) 7,110 145,044
Wingstop , Inc. 853 127,993
Wyndham Destinations, Inc. 3,488 154,309
Wyndham Hotels & Resorts,
Inc. 3,720 216,392
Wynn Resorts Ltd. 3,693 367,564
Yum China Holdings, Inc. 14,739 835,849
Yum! Brands, Inc. 11,163 1,132,933
24,755,564
Household Durables 0.3%
Beazer Homes USA, Inc. * 988 16,421
Casper Sleep, Inc. * 223 1,766
Cavco Industries, Inc. * 359 67,729
Century Communities, Inc. * 1,202 56,422
DR Horton, Inc. 12,073 927,206
Dream Finders Homes, Inc.,
Class A *(d) 21,661 501,452
Ethan Allen Interiors, Inc. 975 23,059
Garmin Ltd. 5,495 631,156
GoPro, Inc., Class A * 5,299 47,426
Green Brick Partners, Inc. * 792 15,761
Hamilton Beach Brands
Holding Co., Class A 183 3,512
Helen of Troy Ltd. * 976 238,388
Hooker Furniture Corp. 382 11,510

24 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Household Durables
Installed Building Products,
Inc. * 860 90,240
iRobot Corp. * 1,107 132,951
KB Home 3,583 149,196
La-Z-Boy, Inc. 1,879 72,755
Legacy Housing Corp. * 282 3,996
Leggett & Platt, Inc. 4,307 176,587
Lennar Corp., Class A 10,101 832,636
LGI Homes, Inc. * 892 95,185
Lifetime Brands, Inc. 325 4,517
Lovesac Co. (The) * 285 16,114
M/I Homes, Inc. * 1,136 56,084
MDC Holdings, Inc. 2,051 106,693
Meritage Homes Corp. * 1,033 82,909
Mohawk Group Holdings,
Inc. * 1,902 43,784
Mohawk Industries, Inc. * 2,042 293,231
Newell Brands, Inc. 15,254 366,401
NVR, Inc. * 120 533,578
PulteGroup, Inc. 9,703 422,080
Purple Innovation, Inc. * 488 16,612
Skyline Champion Corp. * 2,139 71,935
Sonos , Inc. * 2,942 76,933
Taylor Morrison Home Corp. * 3,960 102,881
Tempur Sealy International,
Inc. * 7,380 194,832
Toll Brothers, Inc. 4,487 229,286
TopBuild Corp. * 1,050 209,947
TRI Pointe Group, Inc. * 5,022 101,444
Tupperware Brands Corp. * 2,024 60,882
Turtle Beach Corp. * 459 13,724
Universal Electronics, Inc. * 547 29,669
VOXX International Corp. * 645 12,049
Vuzix Corp. *(d) 6,106 67,471
Whirlpool Corp. 2,202 407,568
7,615,978
Household Products 0.7%
Central Garden & Pet Co. * 1,989 78,594
Church & Dwight Co., Inc. 9,208 777,432
Clorox Co. (The) 4,591 961,631
Colgate-Palmolive Co. 31,296 2,441,088
Energizer Holdings, Inc. 2,387 104,646
Kimberly-Clark Corp. 12,383 1,635,794
Oil- Dri Corp. of America 175 6,067
Procter & Gamble Co. (The) 89,818 11,515,566
Reynolds Consumer Products,
Inc. 1,932 57,960
Spectrum Brands Holdings,
Inc. 1,295 97,863
WD-40 Co. 407 123,895
17,800,536
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 24,922 607,848
Atlantic Power Corp. * 3,137 9,285
Brookfield Renewable Corp. 3,601 201,476
Clearway Energy, Inc., Class A 4,596 139,342
Ormat Technologies, Inc. 1,567 178,889
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
Sunnova Energy International,
Inc. * 1,360 59,636
Vistra Corp. 16,923 337,952
1,534,428
Industrial Conglomerates 0.6%
3M Co. 20,710 3,637,919
Carlisle Cos., Inc. 1,748 253,338
General Electric Co. 319,428 3,411,491
Honeywell International, Inc. 26,024 5,084,309
Raven Industries, Inc. 1,479 47,727
Roper Technologies, Inc. 3,829 1,504,452
13,939,236
Insurance 1.1%
Aflac, Inc. 25,718 1,161,939
Alleghany Corp. 519 294,195
Allstate Corp. (The) 11,206 1,201,059
Ambac Financial Group, Inc. * 1,879 27,095
American Equity Investment
Life Holding Co. 3,584 104,617
American Financial Group,
Inc. 2,951 277,807
American International Group,
Inc. 32,394 1,212,831
American National Group, Inc. 321 28,370
AMERISAFE, Inc. 627 34,799
Aon plc, Class A 3,523 715,521
Arch Capital Group Ltd. * 14,091 442,598
Argo Group International
Holdings Ltd. 626 25,259
Arthur J Gallagher & Co. 7,285 840,762
Assurant, Inc. 2,377 322,012
Assured Guaranty Ltd. 3,410 121,908
Athene Holding Ltd., Class A * 4,700 192,183
Axis Capital Holdings Ltd. 3,364 154,408
Brighthouse Financial, Inc. * 2,879 101,801
Brown & Brown, Inc. 8,052 346,961
BRP Group, Inc., Class A * 757 17,570
Chubb Ltd. 16,564 2,412,878
Cincinnati Financial Corp. 5,668 476,622
Citizens, Inc. *(d) 2,059 12,457
CNA Financial Corp. 1,131 43,453
CNO Financial Group, Inc. 5,679 120,452
Crawford & Co., Class A 552 4,201
Donegal Group, Inc., Class A 359 4,979
eHealth, Inc. * 1,043 49,908
Enstar Group Ltd. * 267 53,456
Erie Indemnity Co., Class A 996 242,128
Everest Re Group Ltd. 1,326 279,892
FBL Financial Group, Inc.,
Class A 295 16,532
FedNat Holding Co. 446 2,319
Fidelity National Financial, Inc. 10,068 365,468
First American Financial Corp. 4,286 224,115
Genworth Financial, Inc.,
Class A * 19,088 54,210
Globe Life, Inc. 4,210 380,542
GoHealth , Inc., Class A * 3,054 40,649

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Insurance
Goosehead Insurance, Inc.,
Class A 495 66,132
Greenlight Capital Re Ltd.,
Class A * 1,339 10,056
Hanover Insurance Group,
Inc. (The) 1,545 173,766
Hartford Financial Services
Group, Inc. (The) 13,765 660,995
HCI Group, Inc. 291 16,188
Heritage Insurance Holdings,
Inc. 1,064 9,916
Horace Mann Educators Corp. 1,732 67,842
Independence Holding Co. 140 5,391
Investors Title Co. 65 9,295
James River Group Holdings
Ltd. 1,148 51,063
Kemper Corp. 1,849 130,077
Kinsale Capital Group, Inc. 840 157,550
Lemonade, Inc. * 376 54,614
Lincoln National Corp. 7,285 331,395
Loews Corp. 9,288 420,654
Markel Corp. * 495 479,893
Marsh & McLennan Cos., Inc. 19,054 2,094,225
MBIA, Inc. * 3,020 18,543
Mercury General Corp. 1,132 60,007
MetLife, Inc. 29,374 1,414,358
National Western Life Group,
Inc., Class A 107 19,260
NI Holdings, Inc. * 268 4,556
Old Republic International
Corp. 9,760 176,656
Palomar Holdings, Inc. * 294 29,279
Primerica, Inc. 1,253 174,555
Principal Financial Group, Inc. 9,982 491,813
ProAssurance Corp. 2,088 38,273
Progressive Corp. (The) 21,571 1,880,776
ProSight Global, Inc. * 319 3,972
Protective Insurance Corp.,
Class B 275 3,869
Prudential Financial, Inc. 14,985 1,173,026
Reinsurance Group of
America, Inc. 2,432 255,482
RenaissanceRe Holdings Ltd. 1,856 279,217
RLI Corp. 1,114 107,813
Safety Insurance Group, Inc. 563 41,347
Selective Insurance Group,
Inc. 2,224 144,516
Selectquote , Inc. * 1,795 37,910
State Auto Financial Corp. 562 9,295
Stewart Information Services
Corp. 927 42,994
Third Point Reinsurance Ltd. * 3,805 35,120
Tiptree, Inc. 833 4,057
Travelers Cos., Inc. (The) 9,455 1,288,717
Trean Insurance Group, Inc. * 3,217 47,901
Trupanion , Inc. * 1,226 137,557
United Fire Group, Inc. 901 24,814
United Insurance Holdings
Corp. 903 4,587
Common Stocks
Shares Value ($)
Insurance
Universal Insurance Holdings,
Inc. 949 12,707
Unum Group 8,407 195,295
Vericity , Inc. * 88 783
W R Berkley Corp. 5,396 335,307
Watford Holdings Ltd. * 718 24,814
White Mountains Insurance
Group Ltd. 126 128,520
Willis Towers Watson plc 4,839 982,027
26,776,731
Interactive Media & Services 2.8%
Alphabet, Inc., Class A * 21,730 39,798,140
Cargurus , Inc. * 1,628 47,619
Cars.com, Inc. * 70 813
DHI Group, Inc. * 1,409 3,523
Eventbrite, Inc., Class A * 2,414 43,090
EverQuote , Inc., Class A * 568 25,594
Facebook, Inc., Class A * 88,266 22,801,756
IAC/InterActiveCorp * 2,865 601,507
Liberty TripAdvisor Holdings,
Inc., Class A * 3,151 12,856
Match Group, Inc. * 8,148 1,139,579
MediaAlpha , Inc., Class A * 1,211 66,605
Pinterest, Inc., Class A * 17,834 1,221,807
QuinStreet , Inc. * 1,889 39,990
TripAdvisor, Inc. * 4,011 124,221
TrueCar , Inc. * 4,074 18,252
Twitter, Inc. * 28,559 1,443,086
Yelp, Inc. * 2,926 95,358
Zillow Group, Inc., Class A * 7,539 1,002,668
68,486,464
Internet & Direct Marketing Retail 2.4%
1-800-Flowers.com, Inc.,
Class A * 2,591 79,621
Amazon.com, Inc. * 15,603 50,026,339
Booking Holdings, Inc. * 1,526 2,967,048
CarParts.com, Inc. * 3,911 61,442
ContextLogic , Inc.,
Class A *(d) 9,811 295,017
DoorDash , Inc., Class A * 710 137,222
Duluth Holdings, Inc.,
Class B *(d) 409 5,100
eBay, Inc. 23,986 1,355,449
Etsy, Inc. * 4,299 855,888
Expedia Group, Inc. 4,821 598,286
Groupon, Inc. * 2,762 94,377
Grubhub , Inc. * 3,629 273,155
Lands' End, Inc. * 360 9,940
Liquidity Services, Inc. * 954 18,622
Magnite , Inc. * 4,139 143,375
Overstock.com, Inc. * 1,596 123,850
PetMed Express, Inc. 1,931 73,764
Poshmark , Inc., Class A * 1,419 99,018
Quotient Technology, Inc. * 3,390 30,035
Qurate Retail, Inc. Series A, 18,227 229,660
RealReal , Inc. (The) * 4,970 117,690
Shutterstock, Inc. 1,561 101,449
Stamps.com, Inc. * 595 135,844

26 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
Stitch Fix, Inc., Class A * 2,144 204,623
Waitr Holdings, Inc. * 3,145 11,133
Wayfair, Inc., Class A * 2,383 648,939
58,696,886
IT Services 3.0%
Accenture plc, Class A 23,383 5,656,815
Affirm Holdings, Inc. * 1,705 169,801
Akamai Technologies, Inc. * 5,853 649,859
Alliance Data Systems Corp. 1,859 125,761
Amdocs Ltd. 4,035 284,952
Automatic Data Processing,
Inc. 15,603 2,576,367
BigCommerce Holdings,
Inc. Series 1,* 47 3,757
Black Knight, Inc. * 5,599 457,382
Booz Allen Hamilton Holding
Corp. 4,917 418,781
Brightcove , Inc. * 1,632 26,846
Broadridge Financial
Solutions, Inc. 4,320 610,459
CACI International, Inc.,
Class A * 795 191,770
Cardtronics plc, Class A * 1,439 55,905
Cass Information Systems,
Inc. 590 23,954
Cognizant Technology
Solutions Corp., Class A 19,915 1,552,374
Concentrix Corp. * 1,453 155,355
Conduent , Inc. * 6,660 32,101
CONTRA
BMTECHNOLOGIES *∞ 188 2,632
CSG Systems International,
Inc. 1,217 52,441
DXC Technology Co. 8,884 250,529
Endurance International
Group Holdings, Inc. * 2,791 26,459
EPAM Systems, Inc. * 1,984 683,349
Euronet Worldwide, Inc. * 2,037 254,544
EVERTEC, Inc. 2,444 84,807
Evo Payments, Inc., Class A * 1,589 36,483
ExlService Holdings, Inc. * 1,382 105,972
Fastly , Inc., Class A *(d) 2,822 308,586
Fidelity National Information
Services, Inc. 22,375 2,762,417
Fiserv, Inc. * 20,861 2,142,216
FleetCor Technologies, Inc. * 3,010 730,678
Gartner, Inc. * 3,055 464,085
Genpact Ltd. 7,448 285,109
Global Payments, Inc. 11,100 1,959,372
Globant SA * 1,465 281,280
GoDaddy , Inc., Class A * 6,239 490,261
GreenSky , Inc., Class A * 2,049 10,102
Grid Dynamics Holdings, Inc. * 709 9,217
GTT Communications,
Inc. *(d) 1,353 6,291
Hackett Group, Inc. (The) 1,024 13,947
I3 Verticals, Inc., Class A * 613 17,789
Information Services Group,
Inc. * 953 3,364
Common Stocks
Shares Value ($)
IT Services
International Business
Machines Corp. 32,404 3,859,640
International Money Express,
Inc. * 404 5,769
Jack Henry & Associates, Inc. 2,751 398,317
KBR, Inc. 5,493 159,572
Leidos Holdings, Inc. 5,049 535,497
Limelight Networks, Inc. * 4,187 19,072
LiveRamp Holdings, Inc. * 2,059 155,887
ManTech International Corp.,
Class A 1,106 99,197
Mastercard , Inc., Class A 32,476 10,271,834
MAXIMUS, Inc. 1,679 126,026
MongoDB, Inc. * 1,913 707,064
NIC, Inc. 2,678 72,092
Okta , Inc. * 4,222 1,093,540
Paychex, Inc. 11,955 1,043,911
PayPal Holdings, Inc. * 43,222 10,127,347
Paysign , Inc. * 1,390 6,505
Perficient , Inc. * 1,320 72,085
Perspecta , Inc. 5,556 160,846
PFSweb , Inc. * 418 2,872
Priority Technology Holdings,
Inc. * 431 3,379
Rackspace Technology, Inc. * 2,074 47,930
Repay Holdings Corp. * 1,531 33,912
Sabre Corp. 7,573 81,637
Science Applications
International Corp. 2,287 219,621
ServiceSource International,
Inc. * 2,811 4,413
Square, Inc., Class A * 13,529 2,921,723
StarTek , Inc. * 617 5,393
StoneCo Ltd., Class A * 6,528 469,363
Switch, Inc., Class A 1,959 33,734
Sykes Enterprises, Inc. * 1,565 60,393
TTEC Holdings, Inc. 705 53,284
Tucows , Inc., Class A *(d) 328 26,207
Twilio , Inc., Class A * 5,067 1,821,232
Unisys Corp. * 2,521 60,227
VeriSign, Inc. * 3,661 710,490
Verra Mobility Corp. * 5,183 66,342
Virtusa Corp. * 1,195 61,005
Visa, Inc., Class A 62,582 12,093,971
Western Union Co. (The) 14,456 321,935
WEX, Inc. * 1,585 298,931
72,286,364
Leisure Products 0.1%
Acushnet Holdings Corp. 1,397 57,026
American Outdoor Brands,
Inc. * 545 10,344
Brunswick Corp. 3,151 272,435
Callaway Golf Co. 3,765 105,006
Clarus Corp. 722 11,595
Escalade, Inc. 258 5,379
Hasbro, Inc. 4,686 439,641
Johnson Outdoors, Inc.,
Class A 220 23,987
Malibu Boats, Inc., Class A * 843 59,103

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Leisure Products
Marine Products Corp. 219 3,565
MasterCraft Boat Holdings,
Inc. * 813 20,756
Mattel, Inc. * 11,535 209,014
Nautilus, Inc. * 917 22,476
Peloton Interactive, Inc.,
Class A * 10,556 1,542,548
Polaris, Inc. 2,069 241,390
Smith & Wesson Brands, Inc. 2,181 36,117
Sturm Ruger & Co., Inc. 664 42,071
Vista Outdoor, Inc. * 2,318 67,616
YETI Holdings, Inc. * 2,917 191,997
3,362,066
Life Sciences Tools & Services 0.8%
10X Genomics, Inc., Class A * 2,162 370,026
Adaptive Biotechnologies
Corp. * 2,851 158,145
Agilent Technologies, Inc. 11,449 1,375,826
Avantor , Inc. * 21,537 635,126
Berkeley Lights, Inc. * 498 35,856
Bio-Rad Laboratories, Inc.,
Class A * 760 436,065
Bio- Techne Corp. 1,409 457,798
Bruker Corp. 3,206 185,595
Champions Oncology, Inc. * 211 2,317
Charles River Laboratories
International, Inc. * 1,829 473,802
ChromaDex Corp. * 1,303 6,176
Codexis , Inc. * 2,078 48,397
Fluidigm Corp. * 2,780 18,014
Harvard Bioscience, Inc. * 1,343 6,232
Illumina, Inc. * 5,465 2,330,495
IQVIA Holdings, Inc. * 7,037 1,251,179
Luminex Corp. 1,700 47,753
Maravai LifeSciences
Holdings, Inc., Class A * 9,507 331,224
Medpace Holdings, Inc. * 1,054 139,961
Mettler -Toledo International,
Inc. * 863 1,008,070
NanoString Technologies,
Inc. * 1,499 104,975
NeoGenomics , Inc. * 4,128 218,867
Pacific Biosciences of
California, Inc. * 5,651 182,810
PerkinElmer, Inc. 4,235 622,841
Personalis , Inc. * 648 24,929
PPD, Inc. * 4,766 153,275
PRA Health Sciences, Inc. * 2,516 310,072
QIAGEN NV * 8,830 478,145
Quanterix Corp. * 714 46,224
Repligen Corp. * 2,065 413,000
Sotera Health Co. * 11,937 311,436
Syneos Health, Inc. * 2,449 182,083
Thermo Fisher Scientific, Inc. 14,548 7,415,116
Waters Corp. * 2,320 614,034
20,395,864
Machinery 1.1%
AGCO Corp. 2,442 270,818
Common Stocks
Shares Value ($)
Machinery
Alamo Group, Inc. 176 24,568
Albany International Corp.,
Class A 1,244 86,483
Allison Transmission Holdings,
Inc. 3,510 142,857
Altra Industrial Motion Corp. 2,636 135,517
Astec Industries, Inc. 940 55,902
Barnes Group, Inc. 1,903 91,477
Blue Bird Corp. * 688 14,104
Caterpillar, Inc. 19,981 3,653,326
Chart Industries, Inc. * 1,296 155,663
CIRCOR International, Inc. * 807 25,800
Colfax Corp. * 4,005 148,666
Columbus McKinnon Corp. 926 39,994
Crane Co. 983 74,393
Cummins, Inc. 5,487 1,286,262
Deere & Co. 10,421 3,009,585
Donaldson Co., Inc. 3,727 221,533
Douglas Dynamics, Inc. 919 37,495
Dover Corp. 5,334 621,358
Eastern Co. (The) 162 3,813
Energy Recovery, Inc. * 1,609 22,269
Enerpac Tool Group Corp. 2,094 42,445
EnPro Industries, Inc. 841 60,712
ESCO Technologies, Inc. 1,021 97,077
Evoqua Water Technologies
Corp. * 3,304 90,034
ExOne Co. (The) *(d) 343 9,515
Federal Signal Corp. 2,464 80,548
Flowserve Corp. 5,250 186,690
Fortive Corp. 10,806 714,060
Franklin Electric Co., Inc. 1,812 125,789
Gates Industrial Corp. plc * 1,887 26,644
Gencor Industries, Inc. * 261 3,343
Gorman-Rupp Co. (The) 726 22,869
Graco , Inc. 6,449 444,594
Graham Corp. 319 4,708
Greenbrier Cos., Inc. (The) 1,267 45,840
Helios Technologies, Inc. 1,194 65,133
Hillenbrand, Inc. 3,059 125,725
Hurco Cos., Inc. 223 6,561
Hyster -Yale Materials
Handling, Inc. 404 36,243
IDEX Corp. 2,740 510,161
Illinois Tool Works, Inc. 11,574 2,247,787
Ingersoll Rand, Inc. * 12,912 540,238
ITT, Inc. 3,422 255,658
John Bean Technologies Corp. 1,010 117,039
Kadant , Inc. 447 63,899
Kennametal, Inc. 3,427 129,815
L B Foster Co., Class A * 492 7,454
Lincoln Electric Holdings, Inc. 2,235 255,907
Lindsay Corp. 421 58,868
Luxfer Holdings plc 1,199 19,747
Lydall , Inc. * 794 23,899
Manitowoc Co., Inc. (The) * 1,444 18,974
Mayville Engineering Co.,
Inc. * 266 3,724
Meritor, Inc. * 1,254 32,366
Middleby Corp. (The) * 1,919 260,447

28 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Machinery
Miller Industries, Inc. 474 18,903
Mueller Industries, Inc. 2,291 78,238
Mueller Water Products, Inc.,
Class A 6,399 76,724
Navistar International Corp. * 1,831 80,564
NN, Inc. * 1,803 10,872
Nordson Corp. 2,078 371,941
Omega Flex, Inc. 98 18,130
Oshkosh Corp. 2,152 197,102
Otis Worldwide Corp. 15,104 976,474
PACCAR, Inc. 12,705 1,158,950
Parker-Hannifin Corp. 4,785 1,266,159
Park-Ohio Holdings Corp. 369 10,402
Pentair plc 6,553 356,876
Proto Labs, Inc. * 756 160,121
RBC Bearings, Inc. * 1,012 169,338
REV Group, Inc. 1,095 11,311
Rexnord Corp. 4,160 157,498
Shyft Group, Inc. (The) 1,461 44,122
Snap-on, Inc. 1,713 308,323
SPX Corp. * 1,722 89,045
SPX FLOW, Inc. * 1,726 91,426
Standex International Corp. 481 39,399
Stanley Black & Decker, Inc. 5,727 993,577
Tennant Co. 705 47,764
Terex Corp. 2,747 98,233
Timken Co. (The) 2,493 188,620
Toro Co. (The) 3,981 375,209
TriMas Corp. * 1,708 54,058
Trinity Industries, Inc. 3,445 95,805
Wabash National Corp. 2,190 34,930
Watts Water Technologies,
Inc., Class A 1,096 131,597
Welbilt , Inc. * 5,315 68,617
Westinghouse Air Brake
Technologies Corp. 5,816 431,605
Woodward, Inc. 2,223 248,865
Xylem, Inc. 6,560 633,630
25,950,824
Marine 0.0%
†
Costamare , Inc. 1,663 13,304
Eagle Bulk Shipping, Inc. * 185 3,621
Genco Shipping & Trading Ltd. 631 4,991
Kirby Corp. * 2,383 120,961
Matson, Inc. 1,734 103,693
Pangaea Logistics Solutions
Ltd. * 380 1,056
Safe Bulkers, Inc. * 1,586 2,760
Scorpio Bulkers, Inc. 279 4,495
SEACOR Holdings, Inc. * 799 33,350
288,231
Media 0.8%
Altice USA, Inc., Class A * 10,465 372,240
AMC Networks, Inc., Class A * 502 24,809
Boston Omaha Corp.,
Class A * 386 10,538
Cable One, Inc. 198 396,000
Cardlytics, Inc. * 1,059 129,484
Common Stocks
Shares Value ($)
Media
Charter Communications, Inc.,
Class A * 5,366 3,260,167
Comcast Corp., Class A 166,670 8,261,832
comScore, Inc. * 2,543 8,112
Daily Journal Corp. * 53 17,702
Discovery, Inc., Class A *(d) 16,100 589,946
DISH Network Corp., Class A * 8,448 245,161
Emerald Holding, Inc. 1,035 4,202
Entercom Communications
Corp., Class A 5,015 23,320
Entravision Communications
Corp., Class A 2,087 6,678
EW Scripps Co. (The), Class A 2,324 34,418
Fluent, Inc. * 1,132 6,135
Fox Corp., Class A 17,608 542,250
Gannett Co., Inc. * 5,678 25,437
Gray Television, Inc. * 795 13,555
Hemisphere Media Group,
Inc. * 541 5,648
iHeartMedia , Inc., Class A * 1,984 28,847
Interpublic Group of Cos., Inc.
(The) 13,847 333,297
John Wiley & Sons, Inc.,
Class A 1,775 80,958
Liberty Broadband Corp.,
Class A * 6,831 997,086
Liberty Media Corp-Liberty
SiriusXM , Class A * 8,839 358,137
Loral Space &
Communications, Inc. 541 13,741
Meredith Corp. 1,685 36,952
MSG Networks, Inc., Class A * 1,317 22,745
National CineMedia , Inc. 3,075 12,807
New York Times Co. (The),
Class A 6,446 319,657
News Corp., Class A 20,441 393,894
Nexstar Media Group, Inc.,
Class A 1,285 146,066
Omnicom Group, Inc. 7,812 487,313
Saga Communications, Inc.,
Class A 114 2,565
Scholastic Corp. 985 25,384
Sinclair Broadcast Group, Inc.,
Class A 697 21,963
Sirius XM Holdings, Inc. (d) 40,944 256,309
TechTarget , Inc. * 946 70,666
TEGNA, Inc. 36,025 577,481
Tribune Publishing Co. 529 7,729
ViacomCBS , Inc. 20,196 979,506
WideOpenWest , Inc. * 1,771 18,861
19,169,598
Metals & Mining 0.3%
Alcoa Corp. * 7,439 133,902
Allegheny Technologies, Inc. * 5,120 87,091
Arconic Corp. * 2,918 73,534
Caledonia Mining Corp. plc 318 4,780
Carpenter Technology Corp. 782 24,430
Century Aluminum Co. * 2,270 22,132
Cleveland-Cliffs, Inc. 15,448 236,972

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Metals & Mining
Coeur Mining, Inc. * 9,442 85,450
Commercial Metals Co. 2,941 57,908
Compass Minerals
International, Inc. 909 52,958
Fortitude Gold Corp. *∞ 604 634
Freeport-McMoRan, Inc. * 53,659 1,443,964
Gatos Silver, Inc. *(d) 4,644 61,347
Gold Resource Corp. 2,114 5,961
Haynes International, Inc. 537 12,453
Hecla Mining Co. 20,901 118,927
Kaiser Aluminum Corp. 539 46,731
Materion Corp. 795 54,211
Newmont Corp. 29,453 1,755,399
Novagold Resources, Inc. * 9,529 86,904
Nucor Corp. 11,256 548,505
Olympic Steel, Inc. 280 3,822
Reliance Steel & Aluminum
Co. 2,292 266,055
Royal Gold, Inc. 2,269 242,511
Ryerson Holding Corp. * 541 6,676
Schnitzer Steel Industries,
Inc., Class A 1,071 31,616
Southern Copper Corp. 3,308 219,684
Steel Dynamics, Inc. 6,678 228,855
SunCoke Energy, Inc. 3,461 17,063
TimkenSteel Corp. * 2,066 10,392
United States Steel Corp. (d) 8,589 152,541
Warrior Met Coal, Inc. 2,093 48,181
Worthington Industries, Inc. 1,581 82,750
6,224,339
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AGNC Investment Corp. 20,794 324,386
Annaly Capital Management,
Inc. 51,469 417,928
Anworth Mortgage Asset Corp. 4,811 11,739
Apollo Commercial Real
Estate Finance, Inc. 6,209 69,417
Arbor Realty Trust, Inc. 4,202 59,921
Ares Commercial Real Estate
Corp. 1,356 15,350
Arlington Asset Investment
Corp., Class A * 1,586 5,741
ARMOUR Residential REIT,
Inc. 2,696 30,114
Blackstone Mortgage Trust,
Inc., Class A 4,255 113,438
Broadmark Realty Capital, Inc. 5,565 57,264
Capstead Mortgage Corp. 4,259 22,743
Cherry Hill Mortgage
Investment Corp. 667 5,870
Chimera Investment Corp. 4,775 48,228
Colony Credit Real Estate,
Inc. 3,027 23,913
Dynex Capital, Inc. 698 12,599
Ellington Financial, Inc. 1,595 23,861
Ellington Residential Mortgage
REIT 283 3,385
Granite Point Mortgage Trust,
Inc. 2,292 21,362
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Great Ajax Corp. 654 6,442
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 2,805 165,916
Invesco Mortgage Capital, Inc. 7,368 29,767
KKR Real Estate Finance
Trust, Inc. 1,110 19,003
Ladder Capital Corp. 4,252 41,797
MFA Financial, Inc. 18,941 68,945
New Residential Investment
Corp. 16,878 158,484
New York Mortgage Trust, Inc. 14,996 55,935
Orchid Island Capital, Inc. 3,220 16,647
PennyMac Mortgage
Investment Trust 3,902 67,310
Ready Capital Corp. 1,521 17,309
Redwood Trust, Inc. 4,750 40,755
Starwood Property Trust, Inc. 10,790 202,420
TPG RE Finance Trust, Inc. 2,414 23,585
Two Harbors Investment Corp. 11,259 68,342
Western Asset Mortgage
Capital Corp. 1,797 5,301
2,255,217
Multiline Retail 0.3%
Big Lots, Inc. 1,250 74,600
Dillard's, Inc., Class A (d) 322 28,275
Dollar General Corp. 9,369 1,823,301
Dollar Tree, Inc. * 8,686 883,019
Kohl's Corp. 5,067 223,252
Macy's, Inc. 12,267 184,495
Nordstrom, Inc. (d) 4,395 155,803
Ollie's Bargain Outlet
Holdings, Inc. * 2,003 189,744
Target Corp. 18,406 3,334,615
6,897,104
Multi-Utilities 0.4%
Ameren Corp. 8,658 629,610
Avista Corp. 1,616 60,568
Black Hills Corp. 2,018 119,304
CenterPoint Energy, Inc. 18,849 397,525
CMS Energy Corp. 10,750 611,460
Consolidated Edison, Inc. 12,230 865,639
Dominion Energy, Inc. 29,617 2,158,783
DTE Energy Co. 7,151 848,967
MDU Resources Group, Inc. 7,939 208,716
NiSource, Inc. 14,947 331,076
NorthWestern Corp. 2,036 110,901
Public Service Enterprise
Group, Inc. 19,036 1,074,201
Sempra Energy 10,925 1,352,078
Unitil Corp. 531 21,649
WEC Energy Group, Inc. 11,834 1,052,043
9,842,520
Oil, Gas & Consumable Fuels 1.2%
Adams Resources & Energy,
Inc. 68 1,646
Antero Midstream Corp. 11,845 95,944

30 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Antero Resources Corp. * 10,543 73,168
Apache Corp. 13,468 192,323
Arch Resources, Inc. 652 31,244
Ardmore Shipping Corp. 1,668 5,338
Berry Corp. 2,764 10,641
Bonanza Creek Energy, Inc. * 870 17,974
Brigham Minerals, Inc.,
Class A 1,153 15,439
Cabot Oil & Gas Corp. 14,173 259,791
Cheniere Energy, Inc. * 8,358 529,312
Chevron Corp. 70,403 5,998,336
Cimarex Energy Co. 4,113 173,486
Clean Energy Fuels Corp. * 5,719 58,505
CNX Resources Corp. * 5,422 68,697
Comstock Resources, Inc. * 700 3,185
ConocoPhillips 49,389 1,977,042
CONSOL Energy, Inc. * 1,131 9,184
Contango Oil & Gas Co. * 3,119 7,454
Continental Resources, Inc. 2,892 56,943
CVR Energy, Inc. 1,209 20,674
Delek US Holdings, Inc. 2,580 48,401
Devon Energy Corp. 21,145 348,047
DHT Holdings, Inc. 4,443 23,859
Diamond S Shipping, Inc.,
Class S * 1,179 7,534
Diamondback Energy, Inc. 5,697 322,963
Dorian LPG Ltd. * 1,196 13,862
Earthstone Energy, Inc.,
Class A * 690 3,547
Energy Fuels, Inc. * 5,140 19,532
EOG Resources, Inc. 20,795 1,059,713
EQT Corp. 8,983 146,513
Equitrans Midstream Corp. 14,167 94,211
Evolution Petroleum Corp. 739 2,350
Exxon Mobil Corp. 154,947 6,947,823
Falcon Minerals Corp. 1,848 5,655
Frontline Ltd. (d) 4,611 27,205
Golar LNG Ltd. * 1,220 13,213
Goodrich Petroleum Corp. * 285 2,756
Green Plains, Inc. * 1,496 28,738
Hess Corp. 10,457 564,469
HollyFrontier Corp. 6,030 171,614
International Seaways, Inc. 1,057 16,923
Kinder Morgan, Inc. 71,934 1,012,831
Kosmos Energy Ltd. 15,325 34,022
Magnolia Oil & Gas Corp.,
Class A * 4,951 41,935
Marathon Oil Corp. 32,189 233,048
Marathon Petroleum Corp. 23,591 1,018,188
Matador Resources Co. * 4,566 69,768
Murphy Oil Corp. 6,052 74,863
NACCO Industries, Inc.,
Class A 131 3,140
NextDecade Corp. * 861 2,006
Nordic American Tankers Ltd. 5,432 16,079
Occidental Petroleum Corp. 31,075 623,364
ONEOK, Inc. 15,818 630,031
Overseas Shipholding Group,
Inc., Class A * 2,026 4,194
Ovintiv , Inc. 8,630 136,009
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc. * 1,643 21,819
PBF Energy, Inc., Class A 3,404 28,832
PDC Energy, Inc. * 4,002 86,883
Peabody Energy Corp. * 2,611 10,000
Penn Virginia Corp. * 633 6,355
Phillips 66 16,120 1,092,936
Pioneer Natural Resources
Co. 7,467 902,760
PrimeEnergy Resources
Corp. * 13 465
Range Resources Corp. * 8,918 82,135
Renewable Energy Group,
Inc. * 1,489 133,414
REX American Resources
Corp. * 233 17,824
Scorpio Tankers, Inc. 2,054 25,552
SFL Corp. Ltd. 3,802 24,029
SM Energy Co. 4,526 37,973
Southwestern Energy Co. * 22,050 83,128
Talos Energy, Inc. * 516 4,365
Targa Resources Corp. 8,361 228,841
Tellurian, Inc. *(d) 5,280 15,998
Uranium Energy Corp. * 5,374 8,760
Valero Energy Corp. 14,777 833,866
W&T Offshore, Inc. * 4,165 10,079
Whiting Petroleum Corp. * 41 834
Williams Cos., Inc. (The) 44,796 951,019
World Fuel Services Corp. 2,620 80,146
28,062,745
Paper & Forest Products 0.0%
†
Clearwater Paper Corp. * 689 26,237
Domtar Corp. 1,256 37,642
Glatfelter Corp. 1,821 28,499
Louisiana-Pacific Corp. 4,448 169,068
Neenah, Inc. 696 35,440
Schweitzer-Mauduit
International, Inc. 1,240 46,054
Verso Corp., Class A 1,394 16,031
358,971
Personal Products 0.1%
BellRing Brands, Inc.,
Class A * 1,526 35,495
Coty, Inc., Class A 12,001 76,446
Edgewell Personal Care Co. 2,176 72,678
elf Beauty, Inc. * 1,103 24,001
Estee Lauder Cos., Inc. (The),
Class A 8,267 1,956,386
Herbalife Nutrition Ltd. * 3,115 158,740
Inter Parfums , Inc. 678 42,158
Lifevantage Corp. * 462 4,130
Medifast , Inc. 436 102,316
Nature's Sunshine Products,
Inc. * 337 5,409
Nu Skin Enterprises, Inc.,
Class A 1,972 114,120
Revlon, Inc., Class A *(d) 200 2,300
USANA Health Sciences, Inc. * 475 39,311

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Personal Products
Veru , Inc. *(d) 1,785 15,744
2,649,234
Pharmaceuticals 2.0%
AcelRx Pharmaceuticals,
Inc. *(d) 2,250 4,950
Aclaris Therapeutics, Inc. * 2,055 42,641
Aerie Pharmaceuticals,
Inc. *(d) 1,476 25,372
Agile Therapeutics, Inc. * 2,367 6,675
Amneal Pharmaceuticals,
Inc. * 3,805 18,302
Amphastar Pharmaceuticals,
Inc. * 1,446 26,288
ANI Pharmaceuticals, Inc. * 414 11,816
Aquestive Therapeutics, Inc. * 555 2,936
Arvinas , Inc. * 1,089 82,154
Atea Pharmaceuticals,
Inc. *(d) 2,458 179,434
Athira Pharma, Inc. * 1,479 31,532
Avenue Therapeutics, Inc. * 179 1,060
Axsome Therapeutics, Inc. * 972 66,183
Aytu BioScience , Inc. * 62 443
BioDelivery Sciences
International, Inc. * 3,786 14,576
Bristol-Myers Squibb Co. 82,575 5,072,582
Cara Therapeutics, Inc. * 1,607 30,051
Cassava Sciences, Inc. * 618 12,249
Catalent , Inc. * 6,224 716,071
Cerecor , Inc. * 769 2,422
Chiasma, Inc. * 1,195 4,732
Collegium Pharmaceutical,
Inc. * 1,418 34,231
Corcept Therapeutics, Inc. * 3,818 107,897
CorMedix, Inc. * 811 7,096
Cymabay Therapeutics, Inc. * 2,966 15,868
Durect Corp. * 6,827 14,064
Elanco Animal Health, Inc. * 15,258 442,940
Eli Lilly & Co. 30,977 6,442,287
Eloxx Pharmaceuticals, Inc. * 943 3,244
Endo International plc * 9,013 65,615
Eton Pharmaceuticals,
Inc. *(d) 476 4,246
Evofem Biosciences, Inc. *(d) 1,771 4,658
Evolus , Inc. *(d) 752 5,084
Fulcrum Therapeutics, Inc. * 404 4,468
Harrow Health, Inc. * 738 6,642
Horizon Therapeutics plc * 7,277 527,437
IMARA, Inc. * 158 2,057
Innoviva , Inc. * 3,437 41,278
Intra-Cellular Therapies, Inc. * 2,225 71,534
Jazz Pharmaceuticals plc * 2,045 317,997
Johnson & Johnson 96,884 15,804,687
Kala Pharmaceuticals, Inc. *(d) 1,286 9,555
Kaleido Biosciences, Inc. *(d) 268 4,007
Lannett Co., Inc. * 1,149 8,905
Liquidia Technologies, Inc. * 695 1,904
Lyra Therapeutics, Inc. * 165 1,744
Marinus Pharmaceuticals,
Inc. * 642 7,980
Common Stocks
Shares Value ($)
Pharmaceuticals
Merck & Co., Inc. 92,572 7,134,524
Nektar Therapeutics * 6,838 134,709
NGM Biopharmaceuticals,
Inc. * 1,034 26,532
Ocular Therapeutix , Inc. * 2,378 43,161
Odonate Therapeutics, Inc. * 530 12,248
Omeros Corp. *(d) 2,145 41,742
Optinose , Inc. *(d) 1,033 4,111
Osmotica Pharmaceuticals
plc *(d) 442 1,843
Pacira BioSciences , Inc. * 1,696 112,072
Paratek Pharmaceuticals,
Inc. * 1,197 7,769
Perrigo Co. plc 4,554 194,456
Pfizer, Inc. 204,117 7,327,800
Phathom Pharmaceuticals,
Inc. * 446 17,171
Phibro Animal Health Corp.,
Class A 858 17,795
Prestige Consumer
Healthcare, Inc. * 794 31,760
Provention Bio, Inc. * 1,404 19,333
Reata Pharmaceuticals, Inc.,
Class A * 933 96,649
Recro Pharma, Inc. * 620 1,941
Relmada Therapeutics,
Inc. *(d) 467 15,262
Revance Therapeutics, Inc. * 2,099 53,399
Royalty Pharma plc, Class A 4,017 188,839
Satsuma Pharmaceuticals,
Inc. * 332 1,932
scPharmaceuticals , Inc. * 127 805
SIGA Technologies, Inc. * 2,389 15,433
Strongbridge Biopharma plc * 1,230 3,321
Supernus Pharmaceuticals,
Inc. * 2,002 58,839
Tarsus Pharmaceuticals,
Inc. *(d) 1,155 43,543
TherapeuticsMD , Inc. *(d) 9,539 15,739
Theravance Biopharma, Inc. * 1,817 33,869
Tricida , Inc. * 1,095 7,205
Verrica Pharmaceuticals, Inc. * 408 4,794
Viatris , Inc. * 45,197 767,897
VYNE Therapeutics, Inc. * 3,659 7,245
WaVe Life Sciences Ltd. * 742 7,546
Xeris Pharmaceuticals,
Inc. *(d) 1,490 7,569
Zoetis, Inc. 17,276 2,664,823
Zogenix , Inc. * 2,119 40,176
49,473,746
Professional Services 0.3%
Akerna Corp. *(d) 304 1,769
ASGN, Inc. * 2,007 166,400
Barrett Business Services, Inc. 308 19,419
BG Staffing, Inc. 305 3,849
CBIZ, Inc. * 2,019 52,312
CoreLogic , Inc. 3,120 234,905
CoStar Group, Inc. * 1,440 1,295,582
CRA International, Inc. 246 13,090

32 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Professional Services
Dun & Bradstreet Holdings,
Inc. * 4,537 107,300
Equifax, Inc. 4,458 789,556
Exponent, Inc. 2,004 165,490
Forrester Research, Inc. * 462 18,323
Franklin Covey Co. * 527 12,674
FTI Consulting, Inc. * 1,343 147,690
GP Strategies Corp. * 374 4,518
Heidrick & Struggles
International, Inc. 787 22,949
Huron Consulting Group, Inc. * 899 47,611
ICF International, Inc. 751 57,925
IHS Markit Ltd. 14,768 1,285,997
Insperity , Inc. 1,367 107,296
Kelly Services, Inc., Class A 1,415 27,621
Kforce , Inc. 845 36,039
Korn Ferry 2,240 102,144
ManpowerGroup , Inc. 2,306 203,943
Mastech Digital, Inc. * 121 1,974
Mistras Group, Inc. * 536 3,704
Nielsen Holdings plc 12,676 283,055
Red Violet, Inc. * 231 5,174
Resources Connection, Inc. 1,302 15,025
Robert Half International, Inc. 4,360 294,300
TransUnion 6,867 597,704
TriNet Group, Inc. * 1,635 121,170
TrueBlue , Inc. * 1,431 26,602
Upwork , Inc. * 3,302 136,868
Verisk Analytics, Inc. 5,801 1,064,484
Willdan Group, Inc. * 440 19,664
7,494,126
Real Estate Management & Development 0.1%
Altisource Portfolio Solutions
SA * 136 1,378
CBRE Group, Inc., Class A * 12,487 761,457
Cushman & Wakefield plc * 4,488 64,313
eXp World Holdings, Inc. * 736 78,450
Forestar Group, Inc. * 528 11,347
FRP Holdings, Inc. * 305 13,173
Howard Hughes Corp. (The) * 1,477 127,273
Indus Realty Trust, Inc. 87 5,544
Jones Lang LaSalle, Inc. * 2,000 292,420
Kennedy-Wilson Holdings, Inc. 5,012 86,156
Marcus & Millichap, Inc. * 978 34,944
Maui Land & Pineapple Co.,
Inc. * 184 2,127
Newmark Group, Inc., Class A 6,121 41,378
Rafael Holdings, Inc.,
Class B * 424 9,956
RE/MAX Holdings, Inc.,
Class A 753 27,274
Realogy Holdings Corp. * 4,447 63,147
Redfin Corp. * 3,324 236,702
RMR Group, Inc. (The),
Class A 597 22,017
St Joe Co. (The) 1,228 54,646
Stratus Properties, Inc. * 162 4,235
Tejon Ranch Co. * 918 14,624
Common Stocks
Shares Value ($)
Real Estate Management & Development
Transcontinental Realty
Investors, Inc. * 57 1,219
1,953,780
Road & Rail 0.6%
AMERCO 248 114,685
ArcBest Corp. 1,007 46,674
Avis Budget Group, Inc. * 1,389 57,421
Covenant Logistics Group,
Inc. * 377 5,689
CSX Corp. 28,615 2,453,879
Daseke , Inc. * 1,300 6,838
Heartland Express, Inc. 1,801 33,805
JB Hunt Transport Services,
Inc. 2,978 401,017
Kansas City Southern 3,321 673,067
Knight-Swift Transportation
Holdings, Inc. 4,840 193,600
Landstar System, Inc. 1,510 210,494
Lyft, Inc., Class A * 7,730 343,676
Marten Transport Ltd. 2,262 35,853
Norfolk Southern Corp. 9,572 2,264,927
Old Dominion Freight Line,
Inc. 3,606 699,564
PAM Transportation Services,
Inc. * 61 3,151
Ryder System, Inc. 1,989 124,492
Saia, Inc. * 1,049 185,411
Schneider National, Inc.,
Class B 2,257 47,397
Uber Technologies, Inc. * 50,644 2,579,299
Union Pacific Corp. 25,162 4,968,740
Universal Logistics Holdings,
Inc. 236 5,003
US Xpress Enterprises, Inc.,
Class A * 663 4,475
Werner Enterprises, Inc. 2,333 91,547
15,550,704
Semiconductors & Semiconductor Equipment 2.8%
Advanced Energy Industries,
Inc. * 1,501 153,973
Advanced Micro Devices,
Inc. * 41,765 3,576,755
Allegro MicroSystems , Inc. * 7,039 196,529
Alpha & Omega
Semiconductor Ltd. * 660 18,968
Ambarella , Inc. * 1,380 130,217
Amkor Technology, Inc. 4,134 64,160
Analog Devices, Inc. 9,073 1,336,725
Applied Materials, Inc. 33,833 3,270,974
Atomera , Inc. *(d) 477 13,699
Axcelis Technologies, Inc. * 1,359 46,532
AXT, Inc. * 1,289 13,315
Broadcom, Inc. 14,611 6,582,255
Brooks Automation, Inc. 2,150 162,884
CEVA, Inc. * 897 52,735
Cirrus Logic, Inc. * 2,286 214,175
CMC Materials, Inc. 858 126,392
Cohu , Inc. 1,716 69,807

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Cree, Inc. * 3,861 390,270
CyberOptics Corp. * 220 5,322
Diodes, Inc. * 1,710 121,034
DSP Group, Inc. * 943 15,211
Enphase Energy, Inc. * 5,338 973,384
Entegris , Inc. 4,874 479,553
First Solar, Inc. * 3,298 326,997
FormFactor , Inc. * 2,966 121,220
GSI Technology, Inc. * 552 3,963
Ichor Holdings Ltd. * 915 33,031
Impinj , Inc. * 683 36,178
Inphi Corp. * 1,894 319,347
Intel Corp. 151,010 8,382,565
KLA Corp. 5,669 1,587,717
Lam Research Corp. 5,423 2,624,461
Lattice Semiconductor Corp. * 5,365 215,190
MACOM Technology Solutions
Holdings, Inc. * 1,987 112,981
Marvell Technology Group Ltd. 8,561 440,549
Maxeon Solar Technologies
Ltd. *(d) 381 15,469
Maxim Integrated Products,
Inc. 9,655 846,840
MaxLinear , Inc. * 2,768 86,887
Microchip Technology, Inc. 8,962 1,219,818
Micron Technology, Inc. * 41,038 3,212,044
MKS Instruments, Inc. 1,905 301,123
Monolithic Power Systems,
Inc. 1,630 579,123
NeoPhotonics Corp. * 2,142 23,862
NVE Corp. 200 12,778
NVIDIA Corp. 21,720 11,285,495
ON Semiconductor Corp. * 14,844 511,970
Onto Innovation, Inc. * 1,863 100,695
PDF Solutions, Inc. * 1,184 22,875
Photronics , Inc. * 2,648 29,393
Pixelworks , Inc. * 1,186 3,629
Power Integrations, Inc. 1,876 151,112
Qorvo , Inc. * 4,125 704,880
QUALCOMM, Inc. 41,437 6,475,774
Rambus, Inc. * 4,685 88,992
Semtech Corp. * 2,547 180,710
Silicon Laboratories, Inc. * 1,456 190,984
SiTime Corp. * 168 20,504
Skyworks Solutions, Inc. 6,053 1,024,470
SMART Global Holdings, Inc. * 480 17,832
SolarEdge Technologies, Inc. * 2,705 779,933
SunPower Corp. *(d) 3,060 165,271
Synaptics , Inc. * 899 89,199
Teradyne, Inc. 6,298 714,697
Texas Instruments, Inc. 34,171 5,661,793
Ultra Clean Holdings, Inc. * 1,606 61,992
Universal Display Corp. 1,574 363,311
Veeco Instruments, Inc. * 2,042 37,695
Xilinx, Inc. 9,146 1,194,193
68,394,411
Software 5.4%
2U, Inc. * 2,676 109,448
8x8, Inc. * 4,062 143,186
Common Stocks
Shares Value ($)
Software
A10 Networks, Inc. * 2,634 26,156
ACI Worldwide, Inc. * 4,492 172,448
Adobe, Inc. * 17,675 8,108,760
Agilysys , Inc. * 740 27,225
Alarm.com Holdings, Inc. * 1,767 164,190
Altair Engineering, Inc.,
Class A * 1,693 94,689
Alteryx, Inc., Class A * 1,874 236,218
American Software, Inc.,
Class A 1,208 23,206
Anaplan, Inc. * 4,760 317,492
ANSYS, Inc. * 3,198 1,133,275
Appfolio , Inc., Class A * 625 95,506
Appian Corp. *(d) 1,316 287,493
Aspen Technology, Inc. * 2,303 308,372
Asure Software, Inc. * 456 3,730
Atlassian Corp. plc, Class A * 4,648 1,074,292
Autodesk, Inc. * 8,202 2,275,481
Avalara, Inc. * 2,959 443,850
Avaya Holdings Corp. * 3,477 77,328
Benefitfocus , Inc. * 1,197 14,723
Bentley Systems, Inc., Class B 3,471 136,376
Bill.com Holdings, Inc. * 2,087 254,364
Blackbaud , Inc. 1,164 77,394
Blackline, Inc. * 1,974 255,870
Bottomline Technologies DE,
Inc. * 1,792 85,622
Box, Inc., Class A * 5,426 94,087
C3.ai, Inc., Class A * 1,050 146,580
Cadence Design Systems,
Inc. * 10,167 1,325,675
CDK Global, Inc. 3,357 167,514
Cerence , Inc. * 1,430 160,031
Ceridian HCM Holding, Inc. * 4,186 388,921
ChannelAdvisor Corp. * 912 18,696
Citrix Systems, Inc. 4,653 620,291
Cloudera, Inc. * 7,955 121,473
Cloudflare , Inc., Class A * 4,302 329,791
CommVault Systems, Inc. * 1,659 104,152
Cornerstone OnDemand , Inc. * 1,555 63,600
Coupa Software, Inc. * 2,453 760,111
Crowdstrike Holdings, Inc.,
Class A * 6,235 1,345,513
Datadog , Inc., Class A * 5,770 592,868
Datto Holding Corp. * 4,339 103,529
Digimarc Corp. * 470 18,264
Digital Turbine, Inc. * 2,501 143,082
DocuSign, Inc. * 6,661 1,551,280
Domo, Inc., Class B * 952 60,347
Dropbox, Inc., Class A * 7,836 177,329
Duck Creek Technologies,
Inc. * 27 1,305
Dynatrace , Inc. * 7,061 293,102
Ebix , Inc. 1,030 53,632
eGain Corp. * 674 7,414
Elastic NV * 2,540 385,978
Envestnet , Inc. * 2,064 158,371
Everbridge , Inc. * 1,338 177,860
Fair Isaac Corp. * 1,040 468,114
FireEye, Inc. * 8,611 180,831

34 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Software
Five9, Inc. * 2,418 401,993
Fortinet, Inc. * 5,058 732,146
GTY Technology Holdings,
Inc. * 1,674 12,588
Guidewire Software, Inc. * 2,875 329,878
HubSpot , Inc. * 1,514 563,511
Intelligent Systems Corp. * 244 9,880
InterDigital , Inc. 1,287 82,638
Intuit, Inc. 9,210 3,326,928
J2 Global, Inc. * 1,804 185,163
Jamf Holding Corp. * 1,191 43,984
JFrog Ltd. * 636 39,731
LivePerson , Inc. *(d) 2,194 139,012
Manhattan Associates, Inc. * 2,473 280,018
McAfee Corp., Class A 2,685 50,612
Medallia , Inc. * 3,188 132,302
Microsoft Corp. 275,628 63,934,671
MicroStrategy , Inc.,
Class A *(d) 282 174,081
Mimecast Ltd. * 2,271 97,789
Mitek Systems, Inc. * 2,565 41,425
Model N, Inc. * 1,348 45,805
nCino , Inc. * 542 38,861
New Relic, Inc. * 1,554 116,830
NortonLifeLock , Inc. 18,961 399,508
Nuance Communications,
Inc. * 10,922 497,388
Nutanix , Inc., Class A * 7,077 215,990
OneSpan , Inc. * 1,327 30,946
Oracle Corp. 69,914 4,224,903
PagerDuty , Inc. * 2,687 130,938
Palantir Technologies, Inc.,
Class A *(d) 2,316 81,477
Palo Alto Networks, Inc. * 3,486 1,222,715
Park City Group, Inc. * 374 2,259
Paycom Software, Inc. * 1,791 680,114
Paylocity Holding Corp. * 1,341 251,384
Pegasystems , Inc. 1,567 199,714
Ping Identity Holding Corp. * 25 748
Pluralsight , Inc., Class A * 3,804 79,123
Progress Software Corp. 1,643 66,016
Proofpoint , Inc. * 2,208 285,009
PROS Holdings, Inc. * 1,558 65,654
PTC, Inc. * 3,671 487,913
Q2 Holdings, Inc. * 1,668 213,487
QAD, Inc., Class A 486 31,488
Qualtrics International, Inc.,
Class A * 2,165 95,260
Qualys , Inc. * 1,347 186,519
Rapid7, Inc. * 2,000 173,640
RealPage , Inc. * 2,754 238,414
Rimini Street, Inc. * 627 4,420
RingCentral, Inc., Class A * 2,827 1,054,245
Riot Blockchain , Inc. *(d) 3,404 69,850
SailPoint Technologies
Holdings, Inc. * 3,494 193,253
salesforce.com, Inc. * 30,924 6,975,217
Sapiens International Corp.
NV 1,087 35,501
Common Stocks
Shares Value ($)
Software
SeaChange International,
Inc. * 1,272 1,501
SecureWorks Corp., Class A * 263 3,640
ServiceNow , Inc. * 7,191 3,905,864
ShotSpotter, Inc. * 327 15,039
Slack Technologies, Inc.,
Class A * 13,668 576,380
Smartsheet , Inc., Class A * 4,389 306,089
Smith Micro Software, Inc. * 1,069 6,799
SolarWinds Corp. * 1,867 31,384
Splunk , Inc. * 5,975 986,054
Sprout Social, Inc., Class A * 1,400 92,400
SPS Commerce, Inc. * 1,427 141,116
SS&C Technologies Holdings,
Inc. 8,196 515,364
Sumo Logic, Inc. * 162 5,574
SVMK, Inc. * 4,861 122,546
Synchronoss Technologies,
Inc. * 1,924 9,697
Synopsys, Inc. * 5,603 1,431,286
Telos Corp. * 13,404 473,161
Tenable Holdings, Inc. * 2,558 126,595
Teradata Corp. * 4,434 119,275
Trade Desk, Inc. (The),
Class A * 1,544 1,182,689
Tyler Technologies, Inc. * 1,448 612,200
Unity Software, Inc. *(d) 2,017 302,187
Upland Software, Inc. * 1,048 49,979
Varonis Systems, Inc. * 1,259 222,553
Verint Systems, Inc. * 2,545 187,897
Veritone , Inc. * 1,076 42,255
VirnetX Holding Corp. (d) 2,569 15,542
VMware, Inc., Class A *(d) 2,815 388,048
Workday, Inc., Class A * 6,351 1,445,043
Workiva , Inc. * 1,535 149,616
Xperi Holding Corp. 799 15,389
Yext , Inc. * 4,029 67,969
Zendesk , Inc. * 4,149 598,452
Zix Corp. * 2,149 17,514
Zoom Video Communications,
Inc., Class A * 6,291 2,340,692
Zscaler , Inc. * 2,659 531,002
Zuora , Inc., Class A * 3,879 57,215
132,035,380
Specialty Retail 1.3%
Aaron's Co., Inc. (The) * 1,318 22,327
Abercrombie & Fitch Co.,
Class A 4,739 109,329
Academy Sports & Outdoors,
Inc. *(d) 2,247 48,310
Advance Auto Parts, Inc. 2,418 360,621
American Eagle Outfitters, Inc. 5,742 130,286
America's Car-Mart, Inc. * 250 29,695
Asbury Automotive Group,
Inc. * 1,123 160,151
At Home Group, Inc. * 1,829 44,573
AutoNation, Inc. * 3,104 221,253
AutoZone, Inc. * 854 955,088
Bed Bath & Beyond, Inc. (d) 4,724 166,899

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Specialty Retail
Best Buy Co., Inc. 8,529 928,126
Blink Charging Co. * 1,079 53,335
Boot Barn Holdings, Inc. * 2,189 125,298
Buckle, Inc. (The) 2,767 108,798
Burlington Stores, Inc. * 2,404 598,356
Caleres , Inc. 1,566 23,662
Camping World Holdings, Inc.,
Class A 2,691 91,925
CarMax, Inc. * 5,779 680,651
Carvana Co. * 2,366 617,976
Cato Corp. (The), Class A 819 9,312
Chico's FAS, Inc. 4,971 10,986
Children's Place, Inc.
(The) *(d) 1,367 100,433
Citi Trends, Inc. 360 21,240
Conn's, Inc. * 599 9,422
Container Store Group, Inc.
(The) * 662 9,023
Designer Brands, Inc., Class A 7,564 92,659
Dick's Sporting Goods, Inc. 2,426 162,566
Envela Corp. * 201 1,258
Express, Inc. *(d) 3,070 18,420
Five Below, Inc. * 2,177 382,564
Floor & Decor Holdings, Inc.,
Class A * 3,265 300,609
Foot Locker, Inc. 4,022 176,244
GameStop Corp., Class A *(d) 928 301,600
Gap, Inc. (The) * 5,689 115,202
Genesco, Inc. * 498 19,327
Group 1 Automotive, Inc. 1,046 143,951
GrowGeneration Corp. * 991 42,801
Guess?, Inc. 4,024 93,437
Haverty Furniture Cos., Inc. 764 24,975
Hibbett Sports, Inc. * 1,724 97,320
Home Depot, Inc. (The) 39,553 10,711,743
L Brands, Inc. 7,954 324,205
Leslie's, Inc. * 6,742 192,821
Lithia Motors, Inc., Class A 845 269,285
Lowe's Cos., Inc. 27,758 4,631,422
Lumber Liquidators Holdings,
Inc. * 1,211 33,860
MarineMax , Inc. * 1,869 78,180
Michaels Cos., Inc. (The) * 2,930 45,415
Monro , Inc. 2,294 134,130
Murphy USA, Inc. 1,349 168,045
National Vision Holdings, Inc. * 4,433 205,558
ODP Corp. (The) 1,985 84,740
OneWater Marine, Inc.,
Class A * 170 5,496
O'Reilly Automotive, Inc. * 2,571 1,093,883
Penske Automotive Group,
Inc. 2,266 135,597
Petco Health & Wellness Co.,
Inc. *(d) 4,886 127,183
Rent-A-Center, Inc. 3,163 136,958
Restoration Hardware
Holdings, Inc. * 548 260,497
Ross Stores, Inc. 12,842 1,429,186
Sally Beauty Holdings, Inc. * 7,805 117,856
Shoe Carnival, Inc. 457 21,474
Common Stocks
Shares Value ($)
Specialty Retail
Signet Jewelers Ltd. * 2,070 84,083
Sleep Number Corp. * 1,067 114,959
Sonic Automotive, Inc.,
Class A 2,350 96,186
Sportsman's Warehouse
Holdings, Inc. * 4,657 81,591
Tilly's, Inc., Class A 725 7,105
TJX Cos., Inc. (The) 43,592 2,791,632
Tractor Supply Co. 4,284 607,214
Ulta Beauty, Inc. * 2,029 567,633
Urban Outfitters, Inc. * 2,735 75,021
Vroom, Inc. * 929 34,215
Williams-Sonoma, Inc. 3,018 389,081
Winmark Corp. 117 19,964
Zumiez , Inc. * 2,189 94,302
32,780,528
Technology Hardware, Storage & Peripherals 3.4%
3D Systems Corp. *(d) 4,785 170,059
Apple, Inc. 593,374 78,301,633
Avid Technology, Inc. * 1,381 23,532
Corsair Gaming, Inc. *(d) 1,183 44,694
Dell Technologies, Inc.,
Class C * 9,416 686,332
Diebold Nixdorf, Inc. * 2,315 31,623
Eastman Kodak Co. *(d) 413 3,961
Hewlett Packard Enterprise
Co. 46,601 575,056
HP, Inc. 49,690 1,209,454
Immersion Corp. * 604 7,641
Intevac, Inc. * 698 4,677
NCR Corp. * 4,018 134,040
NetApp, Inc. 8,479 563,345
Pure Storage, Inc., Class A * 9,444 218,440
Quantum Corp. * 936 6,674
Super Micro Computer, Inc. * 1,822 56,482
Western Digital Corp. 11,304 637,885
Xerox Holdings Corp. 5,548 116,674
82,792,202
Textiles, Apparel & Luxury Goods 0.4%
Capri Holdings Ltd. * 4,190 174,555
Carter's, Inc. 1,378 121,319
Columbia Sportswear Co. 598 52,301
Crocs, Inc. * 2,725 190,805
Deckers Outdoor Corp. * 966 282,053
Fossil Group, Inc. * 2,002 29,029
G-III Apparel Group Ltd. * 1,829 49,456
Hanesbrands, Inc. 12,374 189,198
Kontoor Brands, Inc. 2,014 72,746
Lakeland Industries, Inc. *(d) 250 6,950
Lululemon Athletica, Inc. * 4,170 1,370,596
Movado Group, Inc. 709 14,648
NIKE, Inc., Class B 45,159 6,032,791
Oxford Industries, Inc. 664 43,319
PVH Corp. 2,749 234,380
Ralph Lauren Corp. 1,318 133,184
Rocky Brands, Inc. 205 7,064
Skechers USA, Inc., Class A * 5,317 183,330
Steven Madden Ltd. 3,342 112,291

36 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Superior Group of Cos., Inc. 333 7,602
Tapestry, Inc. 10,916 345,164
Under Armour , Inc., Class A * 14,895 240,827
Unifi, Inc. * 623 14,921
Vera Bradley, Inc. * 1,033 8,729
VF Corp. 12,003 922,671
Wolverine World Wide, Inc. 3,212 91,992
10,931,921
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc. * 2,193 85,417
Bogota Financial Corp. * 230 2,086
Bridgewater Bancshares, Inc. * 1,062 13,636
Capitol Federal Financial, Inc. 5,511 68,447
Columbia Financial, Inc. * 2,193 33,816
ESSA Bancorp, Inc. 282 4,027
Essent Group Ltd. 3,490 145,987
Federal Agricultural Mortgage
Corp., Class C 462 35,112
Flagstar Bancorp, Inc. 1,428 61,190
FS Bancorp, Inc. 136 7,292
Greene County Bancorp, Inc. 93 2,206
Hingham Institution for
Savings 67 14,690
Home Bancorp, Inc. 343 9,659
HomeStreet , Inc. 932 33,925
Kearny Financial Corp. 3,199 33,110
Luther Burbank Corp. 1,038 10,162
Merchants Bancorp 286 8,529
Meridian Bancorp, Inc. 1,853 28,073
Meta Financial Group, Inc. 1,084 41,875
MGIC Investment Corp. 13,940 163,377
MMA Capital Holdings, Inc. * 167 3,955
Mr. Cooper Group, Inc. * 3,079 83,841
New York Community
Bancorp, Inc. 13,538 141,607
NMI Holdings, Inc., Class A * 3,225 68,402
Northfield Bancorp, Inc. 1,850 22,866
Northwest Bancshares, Inc. 4,718 60,154
Oconee Federal Financial
Corp. 35 854
OP Bancorp 444 3,370
PCSB Financial Corp. 675 9,946
PDL Community Bancorp * 198 1,865
PennyMac Financial Services,
Inc. 1,484 86,072
Pioneer Bancorp, Inc. * 330 3,449
Premier Financial Corp. 1,351 37,504
Provident Bancorp, Inc. 253 2,917
Provident Financial Holdings,
Inc. 227 3,643
Provident Financial Services,
Inc. 2,849 52,763
Prudential Bancorp, Inc. 257 3,035
Radian Group, Inc. 5,810 111,552
Riverview Bancorp, Inc. 775 4,038
Rocket Cos., Inc., Class A *(d) 3,721 79,481
Security National Financial
Corp., Class A * 292 2,511
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Southern Missouri Bancorp,
Inc. 369 11,310
Standard AVB Financial Corp. 122 4,003
Sterling Bancorp, Inc. 628 2,939
Territorial Bancorp, Inc. 261 6,227
TFS Financial Corp. 2,024 35,764
Timberland Bancorp, Inc. 229 5,782
TrustCo Bank Corp. 3,677 22,871
Walker & Dunlop, Inc. 1,187 97,714
Washington Federal, Inc. 1,471 38,511
Waterstone Financial, Inc. 1,002 18,507
Western New England
Bancorp, Inc. 759 4,865
WSFS Financial Corp. 1,257 54,013
1,888,947
Tobacco 0.3%
Altria Group, Inc. 67,838 2,786,785
Philip Morris International, Inc. 56,965 4,537,262
Turning Point Brands, Inc. 361 17,003
Universal Corp. 981 44,999
Vector Group Ltd. 4,656 54,661
7,440,710
Trading Companies & Distributors 0.2%
Air Lease Corp. 4,164 165,019
Alta Equipment Group, Inc. * 570 5,409
Applied Industrial
Technologies, Inc. 1,494 105,163
Beacon Roofing Supply, Inc. * 2,236 88,926
Boise Cascade Co. 1,555 74,065
CAI International, Inc. 633 20,553
DXP Enterprises, Inc. * 658 15,259
EVI Industries, Inc. *(d) 171 6,141
Fastenal Co. 21,226 967,693
GATX Corp. 999 92,707
General Finance Corp. * 323 2,384
GMS, Inc. * 1,656 48,007
H&E Equipment Services, Inc. 1,268 34,845
Herc Holdings, Inc. * 989 63,276
Lawson Products, Inc. * 152 7,538
MRC Global, Inc. * 3,268 22,582
MSC Industrial Direct Co.,
Inc., Class A 754 58,488
Nesco Holdings, Inc. * 431 3,284
NOW, Inc. * 4,516 37,438
Rush Enterprises, Inc.,
Class A 1,871 77,827
SiteOne Landscape Supply,
Inc. * 1,646 259,541
Systemax, Inc. 569 21,867
Textainer Group Holdings
Ltd. * 1,795 32,507
Titan Machinery, Inc. * 780 16,614
Transcat , Inc. * 211 7,716
Triton International Ltd. 1,984 91,939
United Rentals, Inc. * 2,709 658,314
Univar Solutions, Inc. * 4,625 85,979
Veritiv Corp. * 598 10,955
Watsco , Inc. 1,262 300,974

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Trading Companies & Distributors
WESCO International, Inc. * 1,508 114,774
Willis Lease Finance Corp. * 86 2,384
WW Grainger, Inc. 1,646 599,786
4,099,954
Transportation Infrastructure 0.0%
†
Macquarie Infrastructure Corp. 2,907 80,786
Water Utilities 0.1%
American States Water Co. 1,439 111,177
American Water Works Co.,
Inc. 6,769 1,076,406
Artesian Resources Corp.,
Class A 250 10,220
Cadiz, Inc. *(d) 669 7,466
California Water Service
Group 1,892 103,379
Consolidated Water Co. Ltd.,
Class D 599 7,589
Essential Utilities, Inc. 8,758 405,496
Global Water Resources, Inc. 376 6,042
Middlesex Water Co. 675 53,730
Pure Cycle Corp. * 646 6,893
SJW Group 1,005 66,501
York Water Co. (The) 503 21,850
1,876,749
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc. * 1,755 20,253
Gogo , Inc. *(d) 2,029 27,189
Shenandoah
Telecommunications Co. 1,135 44,117
Spok Holdings, Inc. 906 10,075
Telephone and Data Systems,
Inc. 1,806 33,862
T-Mobile US, Inc. * 20,229 2,550,472
United States Cellular Corp. * 614 19,145
2,705,113
Total Common Stocks
(cost $972,738,798)
1,396,461,114
Convertible Bond 0.0%
†
Principal
Amount ($)
Pharmaceuticals 0.0%
†
Dermira , Inc., 3.00%,
5/15/2022 480,000 484,800
Total Convertible Bond
(cost $486,292)
484,800
Corporate Bonds 20.8%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
4.88%, 5/1/2025 3,150,000 3,555,807
2.75%, 2/1/2026 920,000 963,659
General Dynamics Corp. ,
3.25%, 4/1/2025 1,957,000 2,156,109
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
General Dynamics Corp.,
3.50%, 5/15/2025 2,050,000 2,288,204
Northrop Grumman Corp. ,
2.93%, 1/15/2025 4,370,000 4,724,669
Raytheon Technologies Corp. ,
3.15%, 12/15/2024 150,000 163,659
13,852,107
Automobiles 0.2%
General Motors Co. ,
(ICE LIBOR USD 3
Month + 0.90%), 1.13%,
9/10/2021(e) 230,000 230,567
5.40%, 10/2/2023 130,000 145,398
6.13%, 10/1/2025 1,290,000 1,553,886
Nissan Motor Co. Ltd. ,
3.04%, 9/15/2023(a) 1,660,000 1,743,533
3,673,384
Banks 4.8%
Banco Santander SA ,
2.75%, 5/28/2025 4,400,000 4,704,842
Bank of America Corp. ,
2.63%, 4/19/2021 4,000,000 4,021,227
(ICE LIBOR USD 3 Month +
0.79%), 1.02%, 3/5/2024(e) 2,000,000 2,019,940
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(e) 3,330,000 3,599,754
(SOFR + 1.15%), 1.32%,
6/19/2026(e) 410,000 414,989
Bank of Montreal ,
2.50%, 6/28/2024 1,360,000 1,449,200
1.85%, 5/1/2025 4,290,000 4,481,755
Bank of Nova Scotia (The) ,
1.30%, 6/11/2025 2,320,000 2,367,400
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(e) 6,070,000 6,472,982
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(e) 450,000 470,462
Citigroup, Inc. ,
2.70%, 3/30/2021 7,000,000 7,028,560
(SOFR + 1.67%), 1.68%,
5/15/2024(e) 370,000 379,459
(SOFR + 2.75%), 3.11%,
4/8/2026(e) 4,350,000 4,721,659
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
1.34%, 6/24/2026(a)(e) 1,860,000 1,890,632
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(e) 4,750,000 4,901,387
HSBC Holdings plc ,
3.60%, 5/25/2023 3,280,000 3,518,509

38 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(ICE LIBOR USD 3
Month + 1.00%), 1.22%,
5/18/2024(e) 3,450,000 3,493,299
Intesa Sanpaolo SpA ,
3.13%, 7/14/2022(a) 2,340,000 2,415,084
3.38%, 1/12/2023(a) 2,000,000 2,088,973
JPMorgan Chase & Co. ,
(SOFR + 1.46%), 1.51%,
6/1/2024(e) 1,030,000 1,054,161
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(e) 2,580,000 2,830,609
(SOFR + 1.85%), 2.08%,
4/22/2026(e) 5,760,000 6,024,981
Lloyds Banking Group plc ,
3.10%, 7/6/2021 2,000,000 2,024,220
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
1.33%, 6/15/2023(e) 1,990,000 2,011,775
3.90%, 3/12/2024 600,000 659,136
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
3.87%, 7/9/2025(e) 1,160,000 1,274,647
National Securities Clearing
Corp. ,
1.20%, 4/23/2023(a) 530,000 540,187
Nordea Bank Abp ,
4.88%, 5/13/2021(a) 500,000 506,182
1.00%, 6/9/2023(a) 460,000 467,491
Royal Bank of Canada ,
1.15%, 6/10/2025 980,000 995,029
Santander UK Group Holdings
plc ,
3.57%, 1/10/2023 500,000 514,366
Standard Chartered plc ,
3.95%, 1/11/2023(a) 4,000,000 4,207,701
Sumitomo Mitsui Financial
Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.80%), 1.02%,
10/16/2023(e) 2,500,000 2,528,844
Svenska Handelsbanken AB ,
(ICE LIBOR USD 3
Month + 0.47%), 0.67%,
5/24/2021(e) 2,000,000 2,002,881
Toronto-Dominion Bank (The) ,
(ICE LIBOR USD 3
Month + 0.27%), 0.50%,
3/17/2021(e) 960,000 960,423
0.75%, 6/12/2023 1,890,000 1,909,049
1.15%, 6/12/2025 2,070,000 2,104,561
UniCredit SpA ,
6.57%, 1/14/2022(a) 3,690,000 3,879,848
US Bancorp ,
1.45%, 5/12/2025 6,230,000 6,433,101
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.23%), 1.44%,
10/31/2023(e) 4,000,000 4,066,592
(SOFR + 1.60%), 1.65%,
6/2/2024(e) 4,530,000 4,642,533
(SOFR + 2.00%), 2.19%,
4/30/2026(e) 3,610,000 3,778,117
115,856,547
Beverages 0.2%
Coca-Cola Co. (The) ,
2.95%, 3/25/2025 2,630,000 2,879,785
1.45%, 6/1/2027 250,000 255,961
PepsiCo, Inc. ,
0.75%, 5/1/2023 740,000 749,286
2.25%, 3/19/2025 1,040,000 1,107,570
2.63%, 3/19/2027 10,000 10,959
5,003,561
Biotechnology 0.4%
AbbVie, Inc. ,
2.60%, 11/21/2024 2,000,000 2,136,701
3.80%, 3/15/2025 1,720,000 1,910,552
2.95%, 11/21/2026 4,000,000 4,400,633
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 1,000,000 1,089,988
9,537,874
Building Products 0.1%
Carrier Global Corp. ,
1.92%, 2/15/2023 730,000 750,697
2.24%, 2/15/2025 1,950,000 2,050,094
2,800,791
Capital Markets 1.6%
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 5,620,000 5,843,436
Credit Suisse AG ,
0.50%, 2/2/2024 840,000 839,794
3.63%, 9/9/2024 2,830,000 3,132,515
2.95%, 4/9/2025 2,490,000 2,715,188
Goldman Sachs Group, Inc.
(The) ,
Series FXD, 0.48%,
1/27/2023 960,000 960,221
3.50%, 4/1/2025 3,780,000 4,172,618
3.75%, 5/22/2025 7,300,000 8,128,219
Morgan Stanley ,
(SOFR + 0.46%), 0.53%,
1/25/2024(e) 2,620,000 2,619,726
(SOFR + 1.99%), 2.19%,
4/28/2026(e) 4,940,000 5,188,886
UBS Group AG ,
3.49%, 5/23/2023(a) 1,000,000 1,039,104
(ICE LIBOR USD 3
Month + 0.95%), 1.17%,
8/15/2023(a)(e) 2,100,000 2,120,984

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG,
(ICE LIBOR USD 3
Month + 0.95%), 2.86%,
8/15/2023(a)(e) 2,600,000 2,694,770
USAA Capital Corp. ,
1.50%, 5/1/2023(a) 150,000 153,817
39,609,278
Chemicals 0.2%
Equate Petrochemical BV ,
3.00%, 3/3/2022(a) 1,990,000 2,025,860
OCP SA ,
Reg. S, 4.50%, 10/22/2025 2,200,000 2,382,565
4,408,425
Consumer Finance 0.3%
American Express Co. ,
(ICE LIBOR USD 3
Month + 0.60%), 0.82%,
11/5/2021(e) 2,500,000 2,509,106
Caterpillar Financial Services
Corp. ,
1.45%, 5/15/2025 2,410,000 2,484,852
General Motors Financial Co.,
Inc. ,
3.55%, 7/8/2022 1,500,000 1,562,226
Park Aerospace Holdings Ltd. ,
5.25%, 8/15/2022(a) 13,000 13,634
6,569,818
Diversified Financial Services 0.2%
Shell International Finance
BV ,
(ICE LIBOR USD 3
Month + 0.40%), 0.62%,
11/13/2023(e) 3,170,000 3,191,192
2.88%, 5/10/2026 830,000 909,041
4,100,233
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
3.40%, 5/15/2025 2,927,000 3,233,198
CCO Holdings LLC ,
4.50%, 8/15/2030(a) 2,570,000 2,706,518
Verizon Communications, Inc. ,
3.38%, 2/15/2025 5,680,000 6,250,301
0.85%, 11/20/2025 3,190,000 3,189,956
2.63%, 8/15/2026 580,000 631,080
16,011,053
Electric Utilities 0.6%
Duke Energy Carolinas LLC ,
2.50%, 3/15/2023 1,000,000 1,045,578
Duke Energy Corp. ,
3.55%, 9/15/2021 2,300,000 2,327,835
2.40%, 8/15/2022 1,000,000 1,028,999
FirstEnergy Corp. ,
Series A, 3.35%,
7/15/2022(c) 2,855,000 2,908,674
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
FirstEnergy Corp.,
Series B, 4.25%,
3/15/2023(c) 2,162,000 2,273,452
Series A, 1.60%, 1/15/2026 940,000 914,477
Pacific Gas and Electric Co. ,
1.75%, 6/16/2022 1,790,000 1,795,871
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara ,
5.45%, 5/21/2028(a) 1,830,000 2,191,425
14,486,311
Energy Equipment & Services 0.0%
†
Halliburton Co. ,
3.25%, 11/15/2021 767,000 778,773
Food & Staples Retailing 0.1%
Walmart, Inc. ,
3.40%, 6/26/2023 120,000 128,822
3.55%, 6/26/2025 1,160,000 1,305,455
1,434,277
Food Products 0.2%
Cargill, Inc. ,
3.25%, 3/1/2023(a) 1,520,000 1,609,466
1.38%, 7/23/2023(a) 330,000 338,370
Hershey Co. (The) ,
0.90%, 6/1/2025 400,000 404,869
Mondelez International
Holdings Netherlands BV ,
2.13%, 9/19/2022(a) 210,000 216,030
Mondelez International, Inc. ,
2.13%, 4/13/2023 120,000 124,298
1.50%, 5/4/2025 930,000 960,476
Tyson Foods, Inc. ,
2.25%, 8/23/2021 1,000,000 1,009,512
4,663,021
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co. ,
3.36%, 6/6/2024 1,000,000 1,085,994
3.73%, 12/15/2024 2,070,000 2,288,836
3,374,830
Health Care Providers & Services 1.1%
Aetna, Inc. ,
2.75%, 11/15/2022 930,000 963,380
Cigna Corp. ,
(ICE LIBOR USD 3
Month + 0.89%), 1.13%,
7/15/2023(e) 6,060,000 6,128,953
3.75%, 7/15/2023 20,000 21,576
3.25%, 4/15/2025 1,010,000 1,103,607
4.13%, 11/15/2025 4,440,000 5,092,606
CVS Health Corp. ,
(ICE LIBOR USD 3 Month +
0.72%), 0.95%, 3/9/2021(e) 380,000 380,278
3.70%, 3/9/2023 310,000 330,619
3.88%, 7/20/2025 7,560,000 8,498,069
Humana, Inc. ,
3.15%, 12/1/2022 1,500,000 1,563,429

40 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Humana, Inc.,
4.50%, 4/1/2025 260,000 297,866
UnitedHealth Group, Inc. ,
2.88%, 12/15/2021 1,000,000 1,022,918
2.38%, 10/15/2022 50,000 51,786
3.50%, 6/15/2023 120,000 128,845
3.75%, 7/15/2025 1,650,000 1,868,333
1.25%, 1/15/2026 240,000 245,417
27,697,682
Hotels, Restaurants & Leisure 0.3%
Marriott International, Inc. ,
(ICE LIBOR USD 3 Month +
0.65%), 0.88%, 3/8/2021(e) 300,000 300,078
McDonald's Corp. ,
2.63%, 1/15/2022 400,000 408,904
3.30%, 7/1/2025 4,670,000 5,163,628
1.45%, 9/1/2025 240,000 247,879
3.70%, 1/30/2026 80,000 90,412
Sands China Ltd. ,
4.60%, 8/8/2023 1,810,000 1,916,935
8,127,836
Household Products 0.1%
Procter & Gamble Co. (The) ,
2.45%, 11/3/2026 1,220,000 1,330,061
2.80%, 3/25/2027 60,000 66,482
Reckitt Benckiser Treasury
Services plc ,
(ICE LIBOR USD 3
Month + 0.56%), 0.80%,
6/24/2022(a)(e) 2,100,000 2,114,061
3,510,604
Industrial Conglomerates 0.3%
3M Co. ,
(ICE LIBOR USD 3
Month + 0.30%), 0.52%,
2/14/2024(e) 3,600,000 3,611,220
Honeywell International, Inc. ,
1.35%, 6/1/2025 2,410,000 2,481,843
6,093,063
Insurance 0.1%
American International Group,
Inc. ,
2.50%, 6/30/2025 200,000 213,122
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 150,000 151,483
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 2,320,000 2,346,901
New York Life Global Funding ,
0.95%, 6/24/2025(a) 300,000 302,529
Principal Life Global Funding
II ,
1.25%, 6/23/2025(a) 140,000 142,682
3,156,717
Interactive Media & Services 0.1%
Alphabet, Inc. ,
0.45%, 8/15/2025 930,000 926,512
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services
Tencent Holdings Ltd. ,
Reg. S, 2.99%, 1/19/2023 1,980,000 2,058,464
2,984,976
Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc. ,
1.20%, 6/3/2027 3,150,000 3,188,383
Prosus NV ,
Reg. S, 4.85%, 7/6/2027 2,000,000 2,289,648
5,478,031
IT Services 0.4%
PayPal Holdings, Inc. ,
1.35%, 6/1/2023 300,000 305,968
1.65%, 6/1/2025 5,460,000 5,657,235
Visa, Inc. ,
3.15%, 12/14/2025 3,870,000 4,307,852
10,271,055
Media 0.9%
Charter Communications
Operating LLC ,
(ICE LIBOR USD 3 Month +
1.65%), 1.86%, 2/1/2024(e) 6,700,000 6,893,496
4.91%, 7/23/2025 830,000 956,833
Comcast Corp. ,
(ICE LIBOR USD 3
Month + 0.63%), 0.87%,
4/15/2024(e) 5,200,000 5,270,618
3.10%, 4/1/2025 2,300,000 2,519,562
3.95%, 10/15/2025 1,870,000 2,131,890
Fox Corp. ,
3.05%, 4/7/2025 3,610,000 3,936,434
3.50%, 4/8/2030 430,000 484,362
22,193,195
Metals & Mining 0.3%
Glencore Finance Canada
Ltd. ,
4.25%, 10/25/2022(a)(c) 1,000,000 1,062,484
Glencore Funding LLC ,
3.00%, 10/27/2022(a) 1,240,000 1,287,491
4.13%, 5/30/2023(a) 440,000 474,478
4.13%, 3/12/2024(a) 2,000,000 2,194,005
Southern Copper Corp. ,
3.88%, 4/23/2025 1,860,000 2,065,033
Vale Overseas Ltd. ,
6.88%, 11/21/2036 520,000 745,186
7,828,677
Multiline Retail 0.1%
Dollar General Corp. ,
3.25%, 4/15/2023 40,000 42,217
Target Corp. ,
2.25%, 4/15/2025 2,750,000 2,930,180
2,972,397
Multi-Utilities 0.1%
Consolidated Edison, Inc. ,
2.00%, 5/15/2021 1,100,000 1,103,857

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels 2.8%
Apache Corp. ,
3.25%, 4/15/2022 1,000,000 1,000,000
BP Capital Markets America,
Inc. ,
(ICE LIBOR USD 3
Month + 0.65%), 0.89%,
9/19/2022(e) 1,000,000 1,004,318
2.94%, 4/6/2023 2,000,000 2,109,392
3.19%, 4/6/2025 370,000 403,626
BP Capital Markets plc ,
(ICE LIBOR USD 3
Month + 0.87%), 1.09%,
9/16/2021(e) 590,000 592,886
Chevron Corp. ,
1.55%, 5/11/2025 5,240,000 5,408,898
Cimarex Energy Co. ,
4.38%, 6/1/2024 2,820,000 3,083,490
3.90%, 5/15/2027 590,000 656,220
Continental Resources, Inc. ,
3.80%, 6/1/2024 1,800,000 1,845,000
Devon Energy Corp. ,
5.85%, 12/15/2025 2,220,000 2,604,723
Diamondback Energy, Inc. ,
2.88%, 12/1/2024 1,490,000 1,574,125
5.38%, 5/31/2025 230,000 238,425
Ecopetrol SA ,
5.88%, 9/18/2023 1,050,000 1,168,808
5.38%, 6/26/2026 1,000,000 1,136,000
Energy Transfer Operating LP ,
4.50%, 4/15/2024 1,440,000 1,582,937
2.90%, 5/15/2025 2,270,000 2,394,287
Energy Transfer Partners LP ,
4.50%, 11/1/2023 80,000 86,711
Enterprise Products Operating
LLC ,
2.80%, 2/15/2021 5,280,000 5,284,786
3.90%, 2/15/2024 500,000 547,490
3.75%, 2/15/2025 900,000 1,000,397
Exxon Mobil Corp. ,
1.57%, 4/15/2023 1,010,000 1,037,289
2.99%, 3/19/2025 4,800,000 5,217,451
KazMunayGas National Co.
JSC ,
4.75%, 4/24/2025(a) 500,000 569,675
Kinder Morgan, Inc. ,
(ICE LIBOR USD 3
Month + 1.28%), 1.52%,
1/15/2023(e) 500,000 507,773
Lukoil International Finance
BV ,
4.75%, 11/2/2026(a) 1,860,000 2,102,957
MPLX LP ,
(ICE LIBOR USD 3 Month +
1.10%), 1.33%, 9/9/2022(e) 4,350,000 4,352,053
1.75%, 3/1/2026 1,860,000 1,896,576
Occidental Petroleum Corp. ,
(ICE LIBOR USD 3
Month + 1.45%), 1.67%,
8/15/2022(e) 2,530,000 2,479,620
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Petrobras Global Finance BV ,
5.30%, 1/27/2025 150,000 170,550
5.75%, 2/1/2029 300,000 348,300
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 1,970,000 2,244,460
Pioneer Natural Resources
Co. ,
0.75%, 1/15/2024 2,030,000 2,030,650
1.13%, 1/15/2026 4,280,000 4,287,271
Sinopec Group Overseas
Development 2014 Ltd. ,
4.38%, 4/10/2024(a) 2,120,000 2,330,897
Western Midstream Operating
LP ,
(ICE LIBOR USD 3
Month + 1.85%), 2.32%,
1/13/2023(e) 420,000 413,507
Williams Cos., Inc. (The) ,
4.30%, 3/4/2024 960,000 1,053,966
4.55%, 6/24/2024 2,110,000 2,351,937
WPX Energy, Inc. ,
5.25%, 9/15/2024 270,000 300,206
67,417,657
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
5.75%, 7/14/2026(a) 2,010,000 2,350,695
Pharmaceuticals 0.8%
AstraZeneca plc ,
(ICE LIBOR USD 3
Month + 0.67%), 0.89%,
8/17/2023(e) 2,186,000 2,208,230
Bristol-Myers Squibb Co. ,
2.25%, 8/15/2021 1,845,000 1,865,247
2.60%, 5/16/2022 1,830,000 1,884,717
2.90%, 7/26/2024 150,000 162,452
3.88%, 8/15/2025 1,830,000 2,073,144
Elanco Animal Health, Inc. ,
4.91%, 8/27/2021(c) 666,000 680,275
Eli Lilly & Co. ,
2.35%, 5/15/2022 400,000 410,630
GlaxoSmithKline Capital plc ,
(ICE LIBOR USD 3
Month + 0.35%), 0.57%,
5/14/2021(e) 1,500,000 1,501,480
Merck & Co., Inc. ,
0.75%, 2/24/2026 440,000 440,143
1.45%, 6/24/2030 260,000 256,913
Pfizer, Inc. ,
0.80%, 5/28/2025 2,470,000 2,495,048
Teva Pharmaceutical Finance
Netherlands III BV ,
2.80%, 7/21/2023 4,680,000 4,639,752
18,618,031
Semiconductors & Semiconductor Equipment 0.6%
Broadcom, Inc. ,
4.70%, 4/15/2025 4,110,000 4,691,491
3.15%, 11/15/2025 630,000 683,061

42 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc. ,
2.50%, 4/24/2023 320,000 333,874
NXP BV ,
2.70%, 5/1/2025(a) 4,630,000 4,956,481
QUALCOMM, Inc. ,
(ICE LIBOR USD 3
Month + 0.73%), 0.94%,
1/30/2023(e) 2,700,000 2,732,995
Texas Instruments, Inc. ,
1.75%, 5/4/2030 110,000 111,336
13,509,238
Software 0.1%
Oracle Corp. ,
2.50%, 4/1/2025 2,090,000 2,236,372
Specialty Retail 0.3%
Home Depot, Inc. (The) ,
(ICE LIBOR USD 3 Month +
0.31%), 0.54%, 3/1/2022(e) 1,000,000 1,003,703
3.25%, 3/1/2022 1,000,000 1,032,723
2.50%, 4/15/2027 20,000 21,727
Lowe's Cos., Inc. ,
3.12%, 4/15/2022 3,000,000 3,079,825
TJX Cos., Inc. (The) ,
3.50%, 4/15/2025 2,300,000 2,553,931
7,691,909
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc. ,
1.55%, 8/4/2021 1,070,000 1,076,388
1.13%, 5/11/2025 2,830,000 2,895,088
3,971,476
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc. ,
2.40%, 3/27/2025 3,010,000 3,223,577
Thrifts & Mortgage Finance 0.2%
BPCE SA ,
3.00%, 5/22/2022(a) 2,770,000 2,864,887
Nationwide Building Society ,
0.55%, 1/22/2024(a) 2,760,000 2,759,333
5,624,220
Tobacco 0.6%
Altria Group, Inc. ,
3.80%, 2/14/2024 1,200,000 1,308,506
2.35%, 5/6/2025 2,090,000 2,205,824
4.40%, 2/14/2026 840,000 968,001
2.63%, 9/16/2026 2,260,000 2,438,657
BAT Capital Corp. ,
(ICE LIBOR USD 3
Month + 0.88%), 1.10%,
8/15/2022(e) 40,000 40,321
BAT International Finance plc ,
1.67%, 3/25/2026 2,600,000 2,640,332
Philip Morris International,
Inc. ,
1.13%, 5/1/2023 2,420,000 2,461,053
1.50%, 5/1/2025 260,000 268,422
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc.,
0.88%, 5/1/2026 1,840,000 1,832,167
14,163,283
Trading Companies & Distributors 0.4%
Air Lease Corp. ,
0.70%, 2/15/2024 6,110,000 6,061,534
3.38%, 7/1/2025 260,000 279,534
International Lease Finance
Corp. ,
5.88%, 8/15/2022 2,600,000 2,796,494
9,137,562
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(a) 3,460,000 3,792,836
Vodafone Group plc ,
(ICE LIBOR USD 3
Month + 0.99%), 1.21%,
1/16/2024(e) 4,349,000 4,418,981
8,211,817
Total Corporate Bonds
(cost $492,580,331)
503,734,210
Exchange-Traded Funds 0.1%
Shares
Equity Funds 0.1%
SPDR S&P 500 ETF Trust 66 24,425
SPDR S&P MidCap 400 ETF
Trust 3,271 1,393,315
Vanguard Small-Cap ETF 363 72,088
Total Exchange-Traded Funds
(cost $1,517,742)
1,489,828
Foreign Government Securities 1.6%
Principal
Amount ($)
ARGENTINA 0.1%
Argentine Republic ,
1.00%, 7/9/2029 103,130 42,799
0.12%, 7/9/2030(c) 2,968,200 1,136,821
Provincia de Buenos Aires ,
6.50%, 2/15/2023(a)(f) 1,200,000 444,000
1,623,620
COLOMBIA 0.1%
Republic of Colombia ,
4.38%, 7/12/2021 3,070,000 3,119,181
EGYPT 0.0%
†
Arab Republic of Egypt ,
Reg. S, 6.59%, 2/21/2028 1,220,000 1,322,895

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 43
Foreign Government Securities
Principal
Amount ($) Value ($)
INDONESIA 0.2%
Republic of Indonesia ,
3.75%, 4/25/2022(a) 1,200,000 1,244,321
2.95%, 1/11/2023 2,490,000 2,592,206
3,836,527
ISRAEL 0.1%
State of Israel Government
Bond ,
2.88%, 3/16/2026 2,000,000 2,196,000
KUWAIT 0.1%
State of Kuwait ,
2.75%, 3/20/2022(a) 900,000 921,384
3.50%, 3/20/2027(a) 1,260,000 1,423,850
2,345,234
MEXICO 0.3%
Mex Bonos Desarr Fix Rt ,
8.00%, 11/7/2047 MXN 53,130,000 3,018,164
United Mexican States ,
4.00%, 10/2/2023 3,060,000 3,344,611
6,362,775
PERU 0.1%
Republic of Peru ,
2.39%, 1/23/2026 2,100,000 2,220,750
QATAR 0.1%
State of Qatar ,
2.38%, 6/2/2021(a) 500,000 502,750
Reg. S, 3.88%, 4/23/2023 2,220,000 2,380,950
3.38%, 3/14/2024(a) 760,000 821,437
3,705,137
RUSSIA 0.2%
Russian Federation ,
6.90%, 5/23/2029 RUB 121,670,000 1,688,219
7.65%, 4/10/2030 144,850,000 2,108,900
7.25%, 5/10/2034 2,250,000 31,544
3,828,663
SAUDI ARABIA 0.1%
Kingdom of Saudi Arabia ,
4.50%, 4/17/2030(a) 1,450,000 1,726,863
SENEGAL 0.0%
†
Republic of Senegal ,
6.25%, 5/23/2033(a) 1,260,000 1,381,590
UNITED ARAB EMIRATES 0.2%
United Arab Emirates
Government Bond ,
2.50%, 10/11/2022(a) 1,400,000 1,446,452
0.75%, 9/2/2023(a) 630,000 632,286
4.13%, 10/11/2047(a) 1,970,000 2,423,100
4,501,838
Total Foreign Government Securities
(cost $36,788,728)
38,171,073
Mortgage-Backed Securities 4.3%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61374
4.50%, 4/1/2048 321,335 353,965
Pool# G67721
4.50%, 4/1/2049 246,611 271,718
FHLMC UMBS Pool
Pool# ZT1970
3.50%, 4/1/2033 415,741 452,938
Pool# ZS9826
3.00%, 10/1/2046 164,956 178,133
Pool# ZM6115
4.50%, 4/1/2048 199,070 216,787
Pool# ZM6138
4.50%, 4/1/2048 172,462 188,503
Pool# ZM6880
4.50%, 6/1/2048 141,104 153,714
Pool# ZT0474
4.50%, 8/1/2048 46,387 50,997
Pool# ZA6342
4.50%, 3/1/2049 509,525 563,087
Pool# RA1084
4.50%, 7/1/2049 348,492 385,092
Pool# SD0291
5.00%, 3/1/2050 833,177 923,378
Pool# RA2389
4.50%, 4/1/2050 307,896 336,601
Pool# RA2608
4.50%, 5/1/2050 273,233 295,928
Pool# RA3838
3.00%, 10/1/2050 3,971,633 4,227,891
Pool# RA4175
2.50%, 12/1/2050 199,187 212,293
FNMA Pool
Pool# BL5547
2.68%, 1/1/2035 300,000 327,908
Pool# BM6224
2.79%, 1/1/2035(b) 736,636 811,789
Pool# BL5767
2.68%, 2/1/2035 200,000 218,623
Pool# BF0301
4.50%, 8/1/2058 552,244 633,013
FNMA UMBS Pool
Pool# FM4650
2.50%, 10/1/2040 890,721 951,552
Pool# AL9546
3.50%, 11/1/2046 411,808 441,972
Pool# AS8451
3.00%, 12/1/2046 216,529 229,900
Pool# BE3776
4.50%, 7/1/2047 608,832 664,483
Pool# CA0148
4.50%, 8/1/2047 127,634 139,037
Pool# CA0717
4.50%, 11/1/2047 557,389 607,169
Pool# BM3330
3.50%, 1/1/2048 3,150,049 3,439,830
Pool# CA1565
4.50%, 4/1/2048 165,443 180,548
Pool# BJ2763
4.50%, 5/1/2048 1,549,007 1,696,032

44 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4014
4.50%, 5/1/2048 53,686 59,056
Pool# FM5380
4.00%, 6/1/2048 2,400,000 2,590,427
Pool# BJ9257
4.50%, 6/1/2048 285,209 315,999
Pool# CA1909
4.50%, 6/1/2048 4,134 4,485
Pool# CA2047
4.50%, 7/1/2048 411,306 456,751
Pool# CA2055
4.50%, 7/1/2048 9,655 10,488
Pool# FM3469
3.50%, 8/1/2048 1,054,002 1,133,897
Pool# CA2199
4.50%, 8/1/2048 659,983 727,163
Pool# CA2205
4.50%, 8/1/2048 17,247 18,702
Pool# CA2251
5.00%, 8/1/2048 102,410 113,312
Pool# BK4814
4.50%, 9/1/2048 163,145 177,307
Pool# CA2482
4.50%, 10/1/2048 532,097 588,596
Pool# BK7603
4.50%, 10/1/2048 104,394 115,472
Pool# CA2419
4.50%, 10/1/2048 3,994 4,337
Pool# FM3141
3.50%, 11/1/2048 1,141,201 1,219,789
Pool# BN1623
4.50%, 11/1/2048 345,110 382,593
Pool# MA3527
5.00%, 11/1/2048 635,188 703,046
Pool# FM5370
3.00%, 12/1/2048 383,210 408,271
Pool# BN0302
4.50%, 12/1/2048 693,338 762,702
Pool# BM5119
4.50%, 12/1/2048 245,711 271,585
Pool# FM3215
3.50%, 1/1/2049 364,553 394,678
Pool# BM5317
4.50%, 1/1/2049 222,747 244,720
Pool# BM5629
4.50%, 2/1/2049 106,052 117,297
Pool# FM1458
4.50%, 4/1/2049 53,729 58,398
Pool# FM1193
3.50%, 6/1/2049 119,483 129,219
Pool# FM1263
4.50%, 7/1/2049 251,259 274,320
Pool# CA4033
4.50%, 8/1/2049 343,830 375,434
Pool# FM3572
4.50%, 9/1/2049 2,808,343 3,089,744
Pool# FM1539
4.50%, 9/1/2049 149,812 162,884
Pool# FM1727
5.00%, 9/1/2049 1,488,347 1,675,296
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM3154
5.00%, 9/1/2049 69,534 76,759
Pool# FM1671
4.50%, 10/1/2049 434,780 480,359
Pool# FM3083
4.50%, 10/1/2049 127,123 137,640
Pool# BO2878
3.00%, 11/1/2049 275,627 290,239
Pool# FM3002
4.50%, 11/1/2049 2,070,690 2,261,219
Pool# BO8513
3.00%, 12/1/2049 109,486 115,206
Pool# FM3155
5.00%, 12/1/2049 64,302 70,983
Pool# FM2378
4.50%, 1/1/2050 287,730 314,057
Pool# BP2319
3.00%, 2/1/2050 599,806 638,476
Pool# FM0062
3.50%, 2/1/2050 6,452,941 6,963,169
Pool# FM2870
3.00%, 3/1/2050 4,843,861 5,206,808
Pool# CA5379
4.50%, 3/1/2050 346,847 386,791
Pool# FM2761
5.00%, 3/1/2050 572,427 633,352
Pool# BP2389
4.50%, 4/1/2050 96,743 105,303
Pool# MA4031
4.50%, 5/1/2050 201,858 219,769
Pool# FM4133
3.00%, 7/1/2050 5,905,037 6,272,762
Pool# FM3978
4.00%, 7/1/2050 4,161,336 4,517,485
Pool# BP8713
3.00%, 8/1/2050 396,241 422,772
Pool# FM4532
3.00%, 9/1/2050 826,468 882,186
Pool# FM4737
3.50%, 9/1/2050 189,850 201,934
Pool# BQ5876
2.50%, 11/1/2050 98,691 105,690
Pool# FM4925
3.00%, 11/1/2050 293,270 316,712
Pool# CA8460
2.50%, 1/1/2051 399,361 420,888
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 2/25/2036 3,100,000
3,178,711
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 2/25/2051 2,300,000 2,375,109
3.00%, 2/25/2051 1,700,000 1,788,055
2.00%, 3/25/2051 1,800,000 1,855,547
2.50%, 3/25/2051 7,000,000 7,363,398
4.00%, 3/25/2051 2,400,000 2,575,922
GNMA II Pool
Pool# MA4511
4.00%, 6/20/2047 402,582 435,617

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 45
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4654
4.50%, 8/20/2047 347,772 381,746
Pool# MA5193
4.50%, 5/20/2048 604,567 658,016
Pool# MA5399
4.50%, 8/20/2048 1,177,946 1,283,848
Pool# MA5530
5.00%, 10/20/2048 59,779 65,242
Pool# MA5597
5.00%, 11/20/2048 565,234 616,811
Pool# MA5711
4.50%, 1/20/2049 228,644 247,728
Pool# MA5712
5.00%, 1/20/2049 394,251 430,448
Pool# MA5819
5.00%, 3/20/2049 641,162 699,982
Pool# MA6338
3.00%, 12/20/2049 849,869 891,262
Pool# MA6342
5.00%, 12/20/2049 1,085,420 1,182,955
Pool# BS1728
4.00%, 1/20/2050 96,755 106,475
Pool# MA6413
5.00%, 1/20/2050 675,169 735,989
Pool# BM7534
3.50%, 2/20/2050 179,429 191,197
Pool# BS1742
4.00%, 2/20/2050 92,350 101,202
Pool# MA6477
4.50%, 2/20/2050 405,960 438,043
Pool# BS1757
4.00%, 3/20/2050 95,666 105,709
Pool# MA6544
4.50%, 3/20/2050 290,548 313,170
Pool# BS8420
4.00%, 4/20/2050 385,037 421,731
Pool# MA6603
5.00%, 4/20/2050 628,135 685,640
Pool# BT1888
2.50%, 12/20/2050 299,255 315,180
Pool# BS8546
2.50%, 12/20/2050 199,661 213,263
GNMA TBA
2.00%, 2/15/2051 1,200,000 1,246,313
2.00%, 3/15/2051 1,200,000 1,244,156
2.50%, 3/15/2051 1,600,000 1,680,688
3.00%, 3/15/2051 3,400,000 3,563,891
Total Mortgage-Backed Securities
(cost $103,692,969)
104,172,452
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 5,788 499
Alder Biopharmaceuticals,
Inc., CVR*^∞(d) 3,287 0
Rights
Number of
Rights Value ($)
Biotechnology
CONTRA ADURO BIOTECH
I, CVR*∞ 429 0
Oncternal Therapeutics, Inc.,
CVR*∞ 31 64
Progenics Pharmaceuticals,
Inc., CVR*^∞ 3,700 0
Stemline Therapeutics, Inc.,
CVR*^∞ 1,519 0
563
Pharmaceuticals 0.0%
†
Dova Pharmaceuticals, Inc.,
CVR*^∞ 375 0
Elanco Animal Health, Inc.,
CVR*^∞ 2,818 0
0
Total Rights
(cost $13,364) 563
U.S. Government Agency Security 0.1%
Principal
Amount ($)
FNMA, 0.38%, 8/25/2025 2,710,000 2,703,333
Total U.S. Government Agency Security
(cost $2,698,396)
2,703,333
U.S. Treasury Obligations 5.1%
U.S. Treasury Bonds STRIPS
1.13%, 8/15/2040 5,550,000 5,061,773
1.38%, 11/15/2040 5,080,000 4,840,287
3.00%, 2/15/2049 280,000 354,484
0.00%, 5/15/2049 4,350,000 2,554,484
2.00%, 2/15/2050 5,500,000 5,719,570
1.25%, 5/15/2050 15,630,000 13,527,277
1.38%, 8/15/2050 15,260,000 13,636,241
1.63%, 11/15/2050 7,830,000 7,443,394
U.S. Treasury Inflation Linked
Bonds
2.13%, 2/15/2040 (g) 1,440,000 2,665,566
2.13%, 2/15/2041 (g) 700,000 1,294,375
1.38%, 2/15/2044 (g)(h) 4,290,000 6,832,232
0.75%, 2/15/2045 (g) 80,000 112,885
U.S. Treasury Notes
0.13%, 6/30/2022 300,000 300,094
1.75%, 7/15/2022 70,000 71,668
0.25%, 7/31/2025 210,000 208,925
2.13%, 5/31/2026 1,730,000 1,878,942
0.50%, 6/30/2027 26,850,000 26,563,670
0.63%, 11/30/2027 7,630,000 7,570,391
0.75%, 1/31/2028 15,390,000 15,373,167
0.63%, 5/15/2030 8,050,000 7,756,930
Total U.S. Treasury Obligations
(cost $124,876,612)
123,766,355

46 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Warrants 0.0%
†
Number of
Warrants Value ($)
Oil, Gas & Consumable Fuels 0.0%
†
Whiting Petroleum Corp.,
expiring 9/1/2024 * 163 226
Whiting Petroleum Corp.,
expiring 9/1/2025 * 81 125
Total Warrants (cost $0) 351
Short-Term Investments 1.2%
Shares
Money Market Funds 0.3%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class,0.01%( i )(j) 6,709,057 6,709,057
Principal
Amount ($)
U.S. Treasury Obligations 0.9%
U.S. Treasury Bills
0.09%, 5/4/2021 5,650,000 5,648,701
0.10%, 5/18/2021 15,960,000 15,956,240
Total U.S. Treasury Obligations
(cost $21,604,730)
21,604,941
Total Short-Term Investments
(cost $28,313,787)
28,313,998
Total Investments
(cost $2,034,685,709) — 101.9%
2,473,039,585
Liabilities in excess of other
assets — (1.9)% (46,127,786)
NET ASSETS — 100.0%
$ 2,426,911,799
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at January 31, 2021 was
$301,672,620 which represents 12.43% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2021.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2021.
(d) The security or a portion of this security is on loan at January
31, 2021. The total value of securities on loan at January 31,
2021 was $6,652,503, which was collateralized by cash used
to purchase a money market fund with a value of $6,709,057.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2021.
(f) Security in default.
(g) Principal amounts are not adjusted for inflation.
(h) Security or a portion of the security was used to cover the margin requirement for swaps contracts.
( i ) Represents 7-day effective yield as of January 31, 2021.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2021 was $6,709,057.

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 47
V1
CLO Collateralized Loan Obligations
CVR Contingent Value Rights
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
MXN Mexican Peso
RUB Russia Ruble
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - sell protection as of January 31, 2021
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
35-V1 5.00 Quarterly 12/20/2025 3.16 USD 16,285,000 642,803 768,574 1,411,377
Markit CDX
North American
Investment Grade
Index Series
34-V1 1.00 Quarterly 6/20/2025 0.69 USD 28,194,000 7,474 402,377 409,851
Markit CDX
North American
Investment Grade
Index Series
35-V1 1.00 Quarterly 12/20/2025 0.56 USD 28,668,000 669,493 (30,879) 638,614
1,319,770 1,140,072 2,459,842

48 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2021 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month LIBOR
quarterly
0.19%
semi-annually Pay 6/15/2022 USD 13,515,000 (45) 2,181 2,136
3 Month LIBOR
quarterly
0.45%
semi-annually Rec 5/15/2027 USD 70,366,000 (91,569) 1,281,431 1,189,862
3 Month LIBOR
quarterly
0.78%
semi-annually Rec 11/15/2027 USD 6,725,000 18,118 (5,223) 12,895
3 Month LIBOR
quarterly
0.90%
semi-annually Rec 3/17/2050 USD 2,254,000 (66) 386,490 386,424
3 Month LIBOR
quarterly
1.10%
semi-annually Pay 12/18/2025 USD 58,467,000 – 10,269 10,269
3 Month LIBOR
quarterly
1.20%
semi-annually Rec 10/7/2050 USD 1,661,000 (719) 165,765 165,046
3 Month LIBOR
quarterly
1.20%
semi-annually Rec 2/15/2047 USD 3,964,000 21,637 325,113 346,750
3 Month LIBOR
quarterly
1.23%
semi-annually Rec 2/15/2047 USD 1,991,000 1,542 161,424 162,966
3 Month LIBOR
quarterly
1.60%
semi-annually Rec 2/15/2047 USD 2,631,000 15,457 (12,911) 2,546
(35,645) 2,314,539 2,278,894
3 Month LIBOR
quarterly
0.84%
semi-annually Pay 11/27/2025 USD 52,482,000 (22,483) (93,318) (115,801)
(58,128) 2,221,221 2,163,093
– – –
Currency:
USD United States dollar

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 49
OTC Total return swap contracts outstanding as of January 31, 2021 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Arrow Financial
Corp.
Decreases in
total return
of reference
entity
1 month
USD LIBOR
+ 0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 6,272 — 10,529 10,529
AstraZeneca plc Decreases in
total return
of reference
entity
3 month
USD LIBOR
+ 0.30% and
increases in
total return
of reference
entity
Quarterly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 5,478 — 4,048 4,048
Cellular
Biomedicine
Group, Inc.
1 month
USD LIBOR
+ 0.25
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 9,760 — 14,526 14,526
Huntington
Bancshares, Inc.
Decreases in
total return
of reference
entity
1 month
USD LIBOR
+ 0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 233,303 — 357,975 357,975
International
Flavors &
Fragrances, Inc.
Decreases in
total return
of reference
entity
1 month
USD
LIBOR +
11.00% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 8,758 — 29,117 29,117
Lennar Corp. 1 month
USD LIBOR
+ 0.20
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 5,168 — 27,726 27,726
Liberty Media
Corp-Liberty
SiriusXM
1 month
USD LIBOR
+ 0.20
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 1,427 — 1,008 1,008
Liberty Media
Corp-Liberty
SiriusXM
1 month
USD LIBOR
+ 0.15
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 15,200 — 10,749 10,749
Live Nation
Entertainment,
Inc.
Decreases in
total return
of reference
entity
1 month
USD LIBOR
+ 0.27% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 1,671 — 8,551 8,551

50 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Slack
Technologies,
Inc.
1 month
USD LIBOR
+ 0.25
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 16,381 — 5,996 5,996
STAAR Surgical
Co.
Decreases in
total return
of reference
entity
1 month
USD LIBOR
+ 0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 14,967 — 31,911 31,911
— 502,136 502,136
Alexion
Pharmaceuticals,
Inc.
1 month
USD LIBOR
+ 0.30
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 2,579 — (8,735) (8,735)
Change
Healthcare, Inc.
1 month
USD LIBOR
+ 0.25
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 50,763 — (7,223) (7,223)
Cincinnati Bell,
Inc.
1 month
USD LIBOR
+ 0.25
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 4,864 — (202) (202)
Cincinnati Bell,
Inc.
1 month
USD LIBOR
+ 0.15
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 17,890 — (735) (735)
Dime Community
Bancshares, Inc.
D ecreases in
total return
of reference
entity
1 month
USD LIBOR
+ 0.20% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 6,692 — — —
Inphi Corp. 1 month
USD LIBOR
+ 0.30
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 6,765 — (12,369) (12,369)
Lennar Corp. Decreases in
total return
of reference
entity
1 month
USD LIBOR
+ 0.25% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 3,886 — (26,473) (26,473)

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 51
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Maxim Integrated
Products, Inc.
1 month
USD LIBOR
+ 0.25
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 1,380 — (10,266) (10,266)
Maxim Integrated
Products, Inc.
1 month
USD LIBOR
+ 0.15
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 5,823 — (43,304) (43,304)
Monmouth
Real Estate
Investment Corp.
1 month
USD LIBOR
+ 0.25
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 30,731 — (8,041) (8,041)
Monmouth
Real Estate
Investment Corp.
1 month
USD LIBOR
+ 0.25
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 37,311 — (9,763) (9,763)
Monmouth
Real Estate
Investment Corp.
1 month
USD LIBOR
+ 0.25
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 52,773 — (13,809) (13,809)
Paramount
Group, Inc.
1 month
USD LIBOR
+ 0.30
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 55,795 — (12,888) (12,888)
RealPage , Inc. 1 month
USD LIBOR
+ 0.25
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 16,002 — (7,493) (7,493)
Russell 3000
Index
1 month
USD LIBOR
+ 0.20
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
6/10/2021 USD 4,010 — (1,360,284) (1,360,284)
Russell 3000
Index
1 month
USD LIBOR
+ 0.20
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
6/10/2021 USD 16,893 — (5,730,493) (5,730,493)

52 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Russell 3000
Index
1 month
USD LIBOR
+ 0.23
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
6/10/2021 USD 26,520 — (9,000,508) (9,000,508)
Russell 3000
Index
1 month
USD LIBOR
+ 0.33
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
12/10/2021 USD 40,000 — (13,598,505) (13,598,505)
Sirius XM
Holdings, Inc.
Decreases in
total return
of reference
entity
1 month
USD LIBOR
+ 0.73% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 85,352 — (39,336) (39,336)
TCF Financial
Corp.
1 month
USD LIBOR
+ 0.25
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 77,695 — (380,252) (380,252)
W R Grace &
Co.
1 month
USD LIBOR
+ 0.25
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 8,673 — (45,412) (45,412)
W R Grace &
Co.
1 month
USD LIBOR
+ 0.25
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 8,673 — (45,412) (45,412)
Willis Towers
Watson plc
1 month
USD LIBOR
+ 0.25
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 352 — (1,313) (1,313)
Willis Towers
Watson plc
1 month
USD LIBOR
+ 0.15
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 3,553 — (13,233) (13,233)
Willis Towers
Watson plc
1 month
USD LIBOR
+ 0.60
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 521 — (1,952) (1,952)

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 53
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Xilinx, Inc. 1 month
USD LIBOR
+ 0.25
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 1,467 — (8,865) (8,865)
— (30,386,866) (30,386,866)
— (29,884,730) (29,884,730)
* There are no upfront payments (receipts) on the swap contracts listed above.
At January 31, 2021, the Fund had $10,930,000 segregated as collateral for swap contracts.
LIBOR London Interbank Offered Rate
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of January 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
BRL 12,640,000 USD 2,366,697 Citibank NA
**
4/19/2021 (61,533)
BRL 4,230,000 USD 780,817 Goldman Sachs
**
4/19/2021 (9,390)
CAD 6,064,252 USD 4,786,856 Citibank NA 4/19/2021 (43,781)
JPY 1,042,809,809 USD 10,117,491 Citibank NA 4/19/2021 (153,700)
RUB 100,800,000 USD 1,337,831 Citibank NA
**
4/19/2021 (17,341)
RUB 20,282,958 USD 269,430 Goldman Sachs
**
4/19/2021 (3,721)
Net unrealized depreciation (289,466)
** Non-deliverable forward.
Currency:
BRL Brazilian real
CAD Canadian dollar
JPY Japanese yen
RUB Russian ruble
USD United States dollar
Futures contracts outstanding as of January 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index 583 3/2021 USD 10,800,804 (110,897)
U.S. Treasury 10 Year Note 263 3/2021 USD 36,039,219 (161,299)
U.S. Treasury Ultra Bond 79 3/2021 USD 16,172,781 (656,541)
(928,737)
Short Contracts
3 Month Eurodollar (244) 3/2021 USD (60,902,400) (114,762)
Russell 2000 E-Mini Index (6) 3/2021 USD (620,460) 25,467
U.S. Treasury 2 Year Note (937) 3/2021 USD (207,055,039) (185,936)
U.S. Treasury 5 Year Note (2,719) 3/2021 USD (342,254,125) (55,343)
U.S. Treasury 10 Year Ultra Note (74) 3/2021 USD (11,383,281) 232,309
U.S. Treasury Long Bond (503) 3/2021 USD (84,865,531) 2,795,380
3 Month Eurodollar (510) 12/2021 USD (127,245,000) (477,808)
2,219,307
1,290,570
At January 31, 2021, the Fund had $5,138,742 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

54 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Written Call Options Contracts as of January 31, 2021 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 10 Year Note Exchange Traded 35 USD 3,500,000 USD 137.00 2/19/2021 (15,859)
U.S. Treasury 10 Year Note Exchange Traded 63 USD 6,300,000 USD 137.50 2/19/2021 (14,766)
U.S. Treasury 30 Year Bond Exchange Traded 20 USD 2,000,000 USD 170.00 2/19/2021 (15,625)
U.S. Treasury 30 Year Bond Exchange Traded 20 USD 2,000,000 USD 171.00 2/19/2021 (10,000)
U.S. Treasury 30 Year Bond Exchange Traded 25 USD 2,500,000 USD 172.00 2/19/2021 (7,812)
U.S. Treasury 5 Year Note Exchange Traded 103 USD 10,300,000 USD 126.00 2/19/2021 (10,461)
(74,523)
Total Written Options Contracts (Premiums Received ($106,720)) (74,523)
Currency:
USD United States dollar

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 55
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 152,329,518 $ – $ 152,329,518
Collateralized Mortgage Obligations – 47,380,502 – 47,380,502
Commercial Mortgage-Backed Securities – 74,031,488 – 74,031,488

56 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 19,645,296 $ – $ – $ 19,645,296
Air Freight & Logistics 7,842,288 – – 7,842,288
Airlines 3,336,876 – – 3,336,876
Auto Components 3,740,360 – – 3,740,360
Automobiles 26,412,933 – – 26,412,933
Banks 55,840,644 – – 55,840,644
Beverages 18,240,595 – – 18,240,595
Biotechnology 40,775,255 – – 40,775,255
Building Products 8,179,312 – – 8,179,312
Capital Markets 33,356,999 – – 33,356,999
Chemicals 25,640,040 – – 25,640,040
Commercial Services & Supplies 7,261,603 – – 7,261,603
Communications Equipment 11,220,044 – – 11,220,044
Construction & Engineering 2,661,144 – – 2,661,144
Construction Materials 1,707,030 – – 1,707,030
Consumer Finance 8,747,102 – – 8,747,102
Containers & Packaging 5,598,290 – – 5,598,290
Distributors 1,401,063 – – 1,401,063
Diversified Consumer Services 2,435,663 – – 2,435,663
Diversified Financial Services 16,800,385 – – 16,800,385
Diversified Telecommunication Services 17,186,177 – – 17,186,177
Electric Utilities 21,985,900 – – 21,985,900
Electrical Equipment 9,978,795 – – 9,978,795
Electronic Equipment, Instruments &
Components 10,062,795 – – 10,062,795
Energy Equipment & Services 3,112,777 – – 3,112,777
Entertainment 29,505,555 – – 29,505,555
Equity Real Estate Investment Trusts
(REITs) 42,254,816 – – 42,254,816
Food & Staples Retailing 18,333,901 – – 18,333,901
Food Products 13,890,162 – – 13,890,162
Gas Utilities 1,487,008 – – 1,487,008
Health Care Equipment & Supplies 51,333,410 – – 51,333,410
Health Care Providers & Services 34,718,649 – – 34,718,649
Health Care Technology 4,920,290 – – 4,920,290
Hotels, Restaurants & Leisure 24,755,564 – – 24,755,564
Household Durables 7,615,978 – – 7,615,978
Household Products 17,800,536 – – 17,800,536
Independent Power and Renewable
Electricity Producers 1,534,428 – – 1,534,428
Industrial Conglomerates 13,939,236 – – 13,939,236
Insurance 26,776,731 – – 26,776,731
Interactive Media & Services 68,486,464 – – 68,486,464
Internet & Direct Marketing Retail 58,696,886 – – 58,696,886
IT Services 72,283,732 2,632 – 72,286,364
Leisure Products 3,362,066 – – 3,362,066
Life Sciences Tools & Services 20,395,864 – – 20,395,864
Machinery 25,950,824 – – 25,950,824
Marine 288,231 – – 288,231
Media 19,169,598 – – 19,169,598
Metals & Mining 6,223,705 634 – 6,224,339
Mortgage Real Estate Investment Trusts
(REITs) 2,255,217 – – 2,255,217
Multiline Retail 6,897,104 – – 6,897,104
Multi-Utilities 9,842,520 – – 9,842,520
Oil, Gas & Consumable Fuels 28,062,745 – – 28,062,745
Paper & Forest Products 358,971 – – 358,971
Personal Products 2,649,234 – – 2,649,234
Pharmaceuticals 49,473,746 – – 49,473,746
Professional Services 7,494,126 – – 7,494,126

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 57
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative
instruments categorized by risk exposure as of January 31,
2021. Please see below for information on the Fund’s policy
regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
Options
The Fund purchased and/or wrote options on futures contracts and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the
values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against
changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with
buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus.
Level 1 Level 2 Level 3 Total
Assets:
Real Estate Management & Development $ 1,953,780 $ – $ – $ 1,953,780
Road & Rail 15,550,704 – – 15,550,704
Semiconductors & Semiconductor
Equipment 68,394,411 – – 68,394,411
Software 132,035,380 – – 132,035,380
Specialty Retail 32,780,528 – – 32,780,528
Technology Hardware, Storage &
Peripherals 82,792,202 – – 82,792,202
Textiles, Apparel & Luxury Goods 10,931,921 – – 10,931,921
Thrifts & Mortgage Finance 1,888,947 – – 1,888,947
Tobacco 7,440,710 – – 7,440,710
Trading Companies & Distributors 4,099,954 – – 4,099,954
Transportation Infrastructure 80,786 – – 80,786
Water Utilities 1,876,749 – – 1,876,749
Wireless Telecommunication Services 2,705,113 – – 2,705,113
Total Common Stocks $ 1,396,457,848 $ 3,266 $ – $ 1,396,461,114
Convertible Bond – 484,800 – 484,800
Corporate Bonds – 503,734,210 – 503,734,210
Credit Default Swaps* – 1,170,951 – 1,170,951
Exchange-Traded Funds 1,489,828 – – 1,489,828
Foreign Government Securities – 38,171,073 – 38,171,073
Futures Contracts 3,053,156 – – 3,053,156
Interest Rate Swaps* – 2,332,673 – 2,332,673
Mortgage-Backed Securities – 104,172,452 – 104,172,452
Rights   – 563 – 563
Short-Term Investments   6,709,057 21,604,941 – 28,313,998
Total Return Swaps* – 502,136 – 502,136
U.S. Government Agency Security – 2,703,333 – 2,703,333
U.S. Treasury Obligations – 123,766,355 – 123,766,355
Warrants 351 – – 351
Total Assets $ 1,407,710,240 $ 1,072,388,261 $ – $ 2,480,098,501
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (30,879) $ – $ (30,879)
Forward Foreign Currency Contracts – (289,466) – (289,466)
Futures Contracts (1,762,586) – – (1,762,586)
Interest Rate Swaps* – (111,452) – (111,452)
Total Return Swaps* – (30,386,866) – (30,386,866)
Options Written (74,523) – – (74,523)
Total Liabilities $ (1,837,109) $ (30,818,663) $ – $ (32,655,772)
Total $ 1,405,873,131 $ 1,041,569,598 $ – $ 2,447,442,729
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation /( depreciation).
During the period ended January 31, 2021, the Fund held five rights investments that were categorized as Level 3 investments which were each valued at $0.

58 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
Swap Contracts
Total Return Swap Contracts — The Fund entered into total
return swap contracts to take long and short positions in
equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Total return swap contracts are agreements in
which the Fund and the counterparty each agree to pay the
other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
The Fund entered into total return swap contracts on a net
basis, which means that the two payment streams are netted
out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that the Fund

Nationwide Multi-Cap Portfolio - January 31, 2021 (Unaudited) - Statement of Investments - 59
is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-
market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data
factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments
within the hierarchy.
Interest Rate Swap Contracts — The Fund entered into
interest rate swap contracts to hedge against investment
risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the
Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap
contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement.
If a counterparty defaults on its obligations under a swap
agreement, the Fund may lose any amount it expected to
receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the
hierarchy.
Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the

60 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2021:
Assets: Fair Value
Swap Contracts(a)
Credit risk Unrealized appreciation on centrally cleared swap contracts $ 1,170,95 1
Equity risk Swap contracts, at value 502,136
Interest rate risk Unrealized appreciation on centrally cleared swap contracts 2,332,67 3
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 25,467
Interest rate risk Unrealized appreciation from futures contracts 3,027,689
Total $ 7,058,916
Liabilities: s
Written Options
Interest rate risk Written options, at value $ (74,523)
Swap Contracts(a)
Credit risk Unrealized depreciation on centrally cleared swap contracts (30,879)
Equity risk Swap contracts, at value (30,386,866)
Interest rate risk Unrealized depreciation on centrally cleared swap contracts (111,452)
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (289,466)
Futures Contracts
Equity risk Unrealized depreciation from futures contracts (110,897)
Interest rate risk Unrealized depreciation from futures contracts (1,651,689)
Total $ (32,655,772)
(a) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation /( depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Geneva Small Cap Growth Fund - January 31, 2021 (Unaudited) - Statement of Investments - 1
Common Stocks 98.3%
Shares Value ($)
Airlines 1.6%
Allegiant Travel Co. 148,987 27,039,651
Auto Components 4.3%
Dorman Products, Inc.* 209,788 19,055,044
Fox Factory Holding Corp.* 457,790 54,769,996
73,825,040
Banks 1.6%
Pacific Premier Bancorp, Inc. 473,261 15,735,928
Texas Capital Bancshares,
Inc.* 180,548 10,872,601
26,608,529
Building Products 4.4%
AAON, Inc. 397,298 29,400,052
Trex Co., Inc.* 497,009 45,610,516
75,010,568
Chemicals 1.7%
Balchem Corp. 269,352 28,828,744
Diversified Consumer Services 2.1%
Bright Horizons Family
Solutions, Inc.* 238,719 36,278,126
Electronic Equipment, Instruments & Components 3.9%
ePlus , Inc.* 244,443 20,542,990
Novanta , Inc.* 222,475 27,791,577
Rogers Corp.* 118,045 18,423,283
66,757,850
Food Products 1.6%
J & J Snack Foods Corp. 173,895 26,546,811
Health Care Equipment & Supplies 12.3%
BioLife Solutions, Inc.* 165,163 6,262,981
Cantel Medical Corp.* 198,030 15,638,429
Globus Medical, Inc., Class A* 371,152 22,896,367
LeMaitre Vascular, Inc. 364,190 17,502,971
Masimo Corp.* 168,326 43,077,990
Neogen Corp.* 331,701 26,824,660
STAAR Surgical Co.* 430,987 44,210,646
Tactile Systems Technology,
Inc.* 585,581 31,943,444
208,357,488
Health Care Providers & Services 5.2%
HealthEquity , Inc.* 329,689 27,545,516
LHC Group, Inc.* 210,039 41,843,969
PetIQ , Inc.*(a) 530,504 18,387,269
87,776,754
Health Care Technology 5.9%
Omnicell , Inc.* 353,051 41,589,408
Tabula Rasa HealthCare,
Inc.*(a) 437,213 24,829,326
Vocera Communications, Inc.* 784,385 34,473,721
100,892,455
Hotels, Restaurants & Leisure 1.5%
Texas Roadhouse, Inc. 328,916 25,066,688
Household Products 1.3%
WD-40 Co. 73,024 22,229,236
Insurance 3.9%
Kinsale Capital Group, Inc. 274,612 51,506,227
Common Stocks
Shares Value ($)
Insurance
Palomar Holdings, Inc.* 140,787 14,020,977
65,527,204
IT Services 4.4%
Evo Payments, Inc., Class A* 790,419 18,148,020
ExlService Holdings, Inc.* 312,981 23,999,383
I3 Verticals, Inc., Class A* 678,674 19,695,120
Perficient , Inc.* 229,957 12,557,952
74,400,475
Life Sciences Tools & Services 2.9%
Bio- Techne Corp. 151,772 49,312,240
Machinery 6.8%
Barnes Group, Inc. 267,341 12,851,082
Donaldson Co., Inc. 292,868 17,408,074
ESCO Technologies, Inc. 293,951 27,948,861
Proto Labs, Inc.* 107,188 22,702,418
RBC Bearings, Inc.* 204,472 34,214,300
115,124,735
Multiline Retail 1.8%
Ollie's Bargain Outlet
Holdings, Inc.* 315,146 29,853,781
Professional Services 2.5%
Exponent, Inc. 512,403 42,314,240
Road & Rail 1.2%
Marten Transport Ltd. 1,343,047 21,287,295
Semiconductors & Semiconductor Equipment 5.0%
Brooks Automation, Inc. 268,637 20,351,939
Inphi Corp.* 160,281 27,024,979
Monolithic Power Systems,
Inc. 106,096 37,694,848
85,071,766
Software 19.6%
Alarm.com Holdings, Inc.* 476,355 44,262,906
Blackbaud , Inc. 222,939 14,823,214
Blackline, Inc.* 344,232 44,619,352
Bottomline Technologies DE,
Inc.* 417,101 19,929,086
Cerence , Inc.* 184,725 20,672,575
Descartes Systems Group,
Inc. (The)* 535,146 32,676,015
Envestnet , Inc.* 438,142 33,618,636
Fair Isaac Corp.* 106,751 48,049,693
Q2 Holdings, Inc.* 273,684 35,028,815
QAD, Inc., Class A 211,443 13,699,392
Tyler Technologies, Inc.* 58,017 24,529,007
331,908,691
Thrifts & Mortgage Finance 0.9%
Axos Financial, Inc.* 389,098 15,155,367
Trading Companies & Distributors 1.9%
SiteOne Landscape Supply,
Inc.* 206,230 32,518,346
Total Common Stocks
(cost $954,238,447) 1,667,692,080

2 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Short-Term Investment 2.3%
Shares Value ($)
Money Market Fund 2.3%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 38,192,131 38,192,131
Total Short-Term Investment
(cost $38,192,131) 38,192,131
Total Investments
(cost $992,430,578) — 100.6% 1,705,884,211
Liabilities in excess of other assets — (0.6)% (10,485,856)
NET ASSETS — 100.0%
$ 1,695,398,355
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at January
31, 2021. The total value of securities on loan at January
31, 2021 was $37,461,693, which was collateralized by
cash used to purchase a money market fund with a value of
$38,192,131.
(b) Represents 7-day effective yield as of January 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2021 was $38,192,131.

Nationwide Geneva Small Cap Growth Fund - January 31, 2021 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,667,692,080 $ – $ – $ 1,667,692,080
Short-Term Investment 38,192,131 – – 38,192,131
Total $ 1,705,884,211 $ – $ – $ 1,705,884,211
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide AllianzGI International Growth Fund - January 31, 2021 (Unaudited) - Statement of Investments - 1
Common Stocks 96.7%
Shares Value ($)
ARGENTINA 4.7%
Internet & Direct Marketing Retail 4.7%
MercadoLibre , Inc. * 7,607 13,536,733
AUSTRALIA 3.6%
Biotechnology 0.7%
CSL Ltd. 9,315 1,927,861
Hotels, Restaurants & Leisure 2.9%
Domino's Pizza Enterprises
Ltd. 119,365 8,365,997
10,293,858
BRAZIL 3.7%
IT Services 3.7%
StoneCo Ltd., Class A * 147,872 10,631,997
CANADA 4.9%
Food & Staples Retailing 1.3%
Alimentation Couche-Tard,
Inc., Class B 125,954 3,841,412
IT Services 1.6%
Shopify, Inc., Class A * 4,270 4,690,979
Road & Rail 0.2%
Canadian National Railway
Co. 6,651 673,656
Software 1.8%
Constellation Software, Inc. 3,997 4,869,167
Topicus.com, Inc. *∞ 7,329 27,581
4,896,748
14,102,795
CHINA 13.7%
Diversified Consumer Services 0.7%
TAL Education Group, ADR * 25,326 1,947,063
Entertainment 3.3%
Tencent Music Entertainment
Group, ADR * 358,188 9,527,801
Interactive Media & Services 5.3%
Tencent Holdings Ltd. 170,994 14,969,340
Internet & Direct Marketing Retail 4.4%
Alibaba Group Holding Ltd.,
ADR * 50,014 12,695,054
39,139,258
DENMARK 14.9%
Air Freight & Logistics 2.4%
DSV PANALPINA A/S 44,468 6,935,012
Health Care Equipment & Supplies 7.9%
Ambu A/S, Class B (a) 460,357 21,778,850
Coloplast A/S, Class B 3,634 542,898
22,321,748
Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B 37,849 2,632,613
Software 3.7%
Netcompany Group A/S Reg.
S *(b) 112,947 10,560,923
42,450,296
Common Stocks
Shares Value ($)
GERMANY 10.4%
Diversified Financial Services 0.5%
GRENKE AG (a) 30,648 1,522,525
Internet & Direct Marketing Retail 1.6%
Zalando SE Reg. S *(b) 41,007 4,709,705
IT Services 1.8%
Bechtle AG 24,554 5,219,870
Semiconductors & Semiconductor Equipment 4.0%
Infineon Technologies AG 281,764 11,331,911
Software 1.7%
SAP SE 37,781 4,809,472
Textiles, Apparel & Luxury Goods 0.8%
adidas AG * 7,279 2,313,685
29,907,168
HONG KONG 2.4%
Insurance 2.4%
AIA Group Ltd. 569,832 6,981,818
INDIA 4.1%
Banks 4.1%
HDFC Bank Ltd., ADR * 163,459 11,785,394
INDONESIA 0.2%
Banks 0.2%
Bank Central Asia Tbk . PT 287,778 693,958
IRELAND 0.9%
Building Products 0.9%
Kingspan Group plc * 37,023 2,512,274
ISRAEL 5.4%
IT Services 5.4%
Wix.com Ltd. * 62,219 15,371,204
JAPAN 2.4%
Electronic Equipment, Instruments & Components 1.6%
Keyence Corp. 8,682 4,670,406
Trading Companies & Distributors 0.8%
MonotaRO Co. Ltd. 45,281 2,269,641
6,940,047
NETHERLANDS 5.6%
Semiconductors & Semiconductor Equipment 5.6%
ASML Holding NV 30,245 16,103,187
NEW ZEALAND 1.7%
Air Freight & Logistics 1.7%
Mainfreight Ltd. 102,031 4,938,350
SOUTH AFRICA 1.1%
Banks 1.1%
Capitec Bank Holdings Ltd. * 35,848 3,282,982
SWEDEN 6.3%
Building Products 0.5%
Assa Abloy AB, Class B 60,474 1,497,269
Chemicals 1.1%
Hexpol AB 298,988 3,275,271
Electronic Equipment, Instruments & Components 1.2%
Hexagon AB, Class B 38,591 3,376,673

2 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide AllianzGI International Growth Fund
Common Stocks
Shares Value ($)
SWEDEN
Machinery 2.0%
Atlas Copco AB, Class A 63,187 3,439,528
Epiroc AB, Class A 117,115 2,247,933
5,687,461
Trading Companies & Distributors 1.5%
AddTech AB, Class B 328,087 4,359,463
18,196,137
SWITZERLAND 4.1%
Capital Markets 1.3%
Partners Group Holding AG 3,022 3,574,440
Chemicals 1.2%
Sika AG (Registered) 12,888 3,505,033
Machinery 1.1%
VAT Group AG Reg. S (b) 11,610 3,234,395
Software 0.5%
Temenos AG (Registered) 11,455 1,449,729
11,763,597
TAIWAN 5.6%
Entertainment 5.6%
Sea Ltd., ADR * 74,262 16,093,318
UNITED KINGDOM 1.0%
Industrial Conglomerates 1.0%
DCC plc 38,013 2,871,211
Total Common Stocks
(cost $155,683,628) 277,595,582
Short-Term Investment 0.0%
†
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (c)(d) 5,761 5,761
Total Short-Term Investment
(cost $5,761) 5,761
Total Investments
(cost $155,689,389)   — 96.7% 277,601,343
Other assets in excess of liabilities — 3.3% 9,583,218
NET ASSETS — 100.0%
$ 287,184,561
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at January
31, 2021. The total value of securities on loan at January 31,
2021 was $21,566,506, which was collateralized by cash
used to purchase a money market fund with a total value of
$5,761 and by $24,403,973 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 3.13%, and maturity dates ranging from 4/8/2021 –
2/15/2049; a total value of $24,409,734.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at January 31, 2021 was
$18,505,023 which represents 6.44% of net assets.
(c) Represents 7-day effective yield as of January 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2021 was $5,761.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

Nationwide AllianzGI International Growth Fund - January 31, 2021 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

4 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide AllianzGI International Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 11,873,362 $ – $ 11,873,362
Banks 11,785,394 3,976,940 – 15,762,334
Biotechnology – 1,927,861 – 1,927,861
Building Products – 4,009,543 – 4,009,543
Capital Markets – 3,574,440 – 3,574,440
Chemicals – 6,780,304 – 6,780,304
Diversified Consumer Services 1,947,063 – – 1,947,063
Diversified Financial Services – 1,522,525 – 1,522,525
Electronic Equipment, Instruments &
Components – 8,047,079 – 8,047,079
Entertainment 25,621,119 – – 25,621,119
Food & Staples Retailing 3,841,412 – – 3,841,412
Health Care Equipment & Supplies – 22,321,748 – 22,321,748
Hotels, Restaurants & Leisure – 8,365,997 – 8,365,997
Industrial Conglomerates – 2,871,211 – 2,871,211
Insurance – 6,981,818 – 6,981,818
Interactive Media & Services – 14,969,340 – 14,969,340
Internet & Direct Marketing Retail 26,231,787 4,709,705 – 30,941,492
IT Services 30,694,180 5,219,870 – 35,914,050
Machinery – 8,921,856 – 8,921,856
Pharmaceuticals – 2,632,613 – 2,632,613
Road & Rail 673,656 – – 673,656
Semiconductors & Semiconductor
Equipment – 27,435,098 – 27,435,098
Software 4,869,167 16,847,705 – 21,716,872
Textiles, Apparel & Luxury Goods – 2,313,685 – 2,313,685
Trading Companies & Distributors – 6,629,104 – 6,629,104
Total Common Stocks $ 105,663,778 $ 171,931,804 $ – $ 277,595,582
Short-Term Investment 5,761 – – 5,761
Total $ 105,669,539 $ 171,931,804 $ – $ 277,601,343
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Amundi Global High Yield Fund - January 31, 2021 (Unaudited) - Statement of Investments - 5
Corporate Bonds 92.3%
Principal
Amount ($) Value ($)
ARGENTINA 1.3%
Construction & Engineering 0.5%
Stoneway Capital Corp.,
10.00%, 3/1/2027(a)(b) 1,625,045 641,909
Electric Utilities 0.8%
Pampa Energia SA,
7.50%, 1/24/2027(b)(c) 1,230,000 1,008,600
1,650,509
BRAZIL 2.8%
Airlines 0.6%
Gol Finance SA
7.00%, 1/31/2025(b)(c) 700,000 613,235
8.00%, 6/30/2026∞(b) 160,000 157,800
771,035
Food Products 1.1%
Amaggi Luxembourg
International Sarl ,
5.25%, 1/28/2028(b) 780,000 792,152
Minerva Luxembourg SA,
5.88%, 1/19/2028(b) 549,000 584,443
1,376,595
Independent Power and Renewable Electricity Producers
0.6%
Cemig Geracao e
Transmissao SA, 9.25%,
12/5/2024(b) 660,000 764,280
Road & Rail 0.5%
Simpar Europe SA, 5.20%,
1/26/2031(b) 570,000 572,850
3,484,760
BURKINA FASO 0.4%
Metals & Mining 0.4%
IAMGOLD Corp., 5.75%,
10/15/2028(b) 427,000 437,547
CANADA 5.6%
Beverages 0.3%
Primo Water Holdings,
Inc., 3.88%,
10/31/2028(b) EUR 295,000 366,052
Commercial Services & Supplies 0.9%
Garda World Security
Corp.
4.63%, 2/15/2027(b) 50,000 50,447
9.50%, 11/1/2027(b) 876,000 961,410
GFL Environmental, Inc.,
4.00%, 8/1/2028(b) 165,000 163,350
1,175,207
Energy Equipment & Services 0.4%
Tervita Corp., 11.00%,
12/1/2025(b) 410,000 445,875
Household Durables 0.9%
Brookfield Residential
Properties, Inc.
6.25%, 9/15/2027(b) 620,000 654,100
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Household Durables
4.88%, 2/15/2030(b) 150,000 153,843
Empire Communities
Corp., 7.00%,
12/15/2025(b) 255,000 269,204
1,077,147
Oil, Gas & Consumable Fuels 3.1%
Baytex Energy Corp.,
8.75%, 4/1/2027(b) 1,025,000 807,187
Cenovus Energy, Inc.,
6.75%, 11/15/2039 465,000 602,330
MEG Energy Corp.
7.00%, 3/31/2024(b) 386,000 391,288
7.13%, 2/1/2027(b) 250,000 258,125
5.88%, 2/1/2029(b) 470,000 466,475
Northriver Midstream
Finance LP, 5.63%,
2/15/2026(b) 825,000 844,619
Parkland Corp., 5.88%,
7/15/2027(b) 330,000 353,100
3,723,124
6,787,405
CAYMAN ISLANDS 0.4%
Consumer Finance 0.4%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(b)(d) 564,756 489,647
CHILE 0.3%
Wireless Telecommunication Services 0.3%
Kenbourne Invest SA,
6.88%, 11/26/2024(b) 360,000 387,900
CYPRUS 0.6%
Consumer Finance 0.6%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(b) 860,000 744,072
FRANCE 1.1%
Diversified Telecommunication Services 0.5%
Altice France SA
2.13%, 2/15/2025(b) EUR 335,000 396,173
5.13%, 1/15/2029(b) 200,000 206,250
602,423
Food & Staples Retailing 0.3%
Quatrim SASU, 5.88%,
1/15/2024(b) EUR 270,000 340,833
Health Care Providers & Services 0.3%
CAB SELAS, 3.38%,
2/1/2028(b) EUR 220,000 266,981
Laboratoire Eimer Selarl ,
5.00%, 2/1/2029(b) EUR 100,000 121,355
388,336
1,331,592

6 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
GERMANY 2.8%
Auto Components 0.6%
ZF Europe Finance
BV, Reg. S, 3.00%,
10/23/2029 EUR 600,000 735,484
Machinery 0.7%
Platin 1426 GmbH, 5.38%,
6/15/2023(b) EUR 685,000 831,282
Paper & Forest Products 0.7%
Mercer International, Inc.,
5.13%, 2/1/2029(b) 860,000 875,050
Pharmaceuticals 0.8%
Nidda BondCo GmbH,
5.00%, 9/30/2025(b) EUR 300,000 365,976
Nidda Healthcare
Holding GmbH, 3.50%,
9/30/2024(b) EUR 490,000 595,411
961,387
3,403,203
INDONESIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Medco Oak Tree Pte. Ltd.,
7.38%, 5/14/2026(b) 310,000 328,987
IRELAND 0.4%
Media 0.4%
Virgin Media Vendor
Financing Notes III DAC
4.88%, 7/15/2028(b) GBP 395,000 555,416
ISRAEL 0.7%
Pharmaceuticals 0.7%
Teva Pharmaceutical
Finance Netherlands III
BV, 2.80%, 7/21/2023 940,000 931,916
ITALY 1.4%
Household Durables 0.5%
International Design
Group SpA , 6.50%,
11/15/2025(b) EUR 530,000 669,296
Machinery 0.4%
Sofima Holding SpA ,
3.75%, 1/15/2028(b) EUR 410,000 499,471
Pharmaceuticals 0.5%
Rossini Sarl , 6.75%,
10/30/2025(b) EUR 530,000 684,376
1,853,143
LUXEMBOURG 1.7%
Chemicals 0.5%
INEOS Finance plc,
2.88%, 5/1/2026(b) EUR 460,000 565,211
Diversified Financial Services 0.5%
Garfunkelux Holdco 3 SA
6.75%, 11/1/2025(b) EUR 160,000 198,645
Corporate Bonds
Principal
Amount ($) Value ($)
LUXEMBOURG
Diversified Financial Services
7.75%, 11/1/2025(b) GBP 270,000 377,924
576,569
Diversified Telecommunication Services 0.3%
Altice France Holding SA,
6.00%, 2/15/2028(b) 400,000 403,000
Food Products 0.4%
FAGE International SA,
5.63%, 8/15/2026(b) 510,000 524,025
2,068,805
MEXICO 2.9%
Airlines 0.1%
Aerovias de Mexico SA de
CV, 7.00%, 2/5/2025(a)
(b) 315,000 129,119
Banks 0.4%
Banco Mercantil del Norte
SA, (US Treasury Yield
Curve Rate T Note
Constant Maturity 10
Year + 7.76%), 8.38%,
10/14/2030(b)(e)(f) 475,000 553,375
Consumer Finance 1.5%
Credito Real SAB de CV
SOFOM ER, 8.00%,
1/21/2028(b) 704,000 725,916
Unifin Financiera SAB de
CV, 8.38%, 1/27/2028(b) 1,180,000 1,103,300
1,829,216
Diversified Telecommunication Services 0.4%
Total Play
Telecomunicaciones
SA de CV, 7.50%,
11/12/2025(b) 520,000 513,812
Hotels, Restaurants & Leisure 0.1%
Grupo Posadas SAB de
CV, 7.88%, 6/30/2022(a)
(b) 246,000 121,770
Oil, Gas & Consumable Fuels 0.4%
Petroleos Mexicanos ,
6.88%, 10/16/2025(b)(c) 410,000 446,742
3,594,034
NETHERLANDS 0.8%
Chemicals 0.4%
OCI NV, 4.63%,
10/15/2025(b) 470,000 486,368
Media 0.4%
Ziggo Bond Co. BV,
3.38%, 2/28/2030(b) EUR 455,000 550,387
1,036,755

Nationwide Amundi Global High Yield Fund - January 31, 2021 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
NIGERIA 0.9%
Construction & Engineering 0.4%
IHS Netherlands Holdco
BV
7.13%, 3/18/2025(b) 200,000 209,000
8.00%, 9/18/2027(b) 320,000 342,800
551,800
Oil, Gas & Consumable Fuels 0.5%
SEPLAT Petroleum
Development Co. plc,
9.25%, 4/1/2023(b) 650,000 669,500
1,221,300
PERU 0.6%
Health Care Providers & Services 0.4%
Auna SAA, 6.50%,
11/20/2025(b) 455,000 477,707
Metals & Mining 0.2%
Hudbay Minerals, Inc.,
6.13%, 4/1/2029(b) 223,000 236,380
714,087
PORTUGAL 0.4%
Airlines 0.4%
Transportes Aereos
Portugueses SA
5.63%, 12/2/2024(b) EUR 600,000 486,768
RUSSIA 0.3%
Banks 0.3%
Sovcombank , (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
6.38%), 7.75%,
5/06/2025(b)(e)(f) 325,000 336,700
SINGAPORE 0.8%
Consumer Finance 0.8%
Avation Capital SA, 6.50%,
5/15/2021(b) 1,395,000 1,025,325
SPAIN 0.4%
Electric Utilities 0.4%
ContourGlobal Power
Holdings SA
2.75%, 1/1/2026(b) EUR 290,000 352,211
3.13%, 1/1/2028(b) EUR 150,000 184,031
536,242
SWEDEN 0.3%
Commercial Services & Supplies 0.3%
Verisure Holding AB,
3.25%, 2/15/2027(b) EUR 310,000 377,983
SWITZERLAND 1.1%
Capital Markets 1.1%
VistaJet Malta Finance plc,
10.50%, 6/1/2024(b) 1,357,000 1,387,533
Corporate Bonds
Principal
Amount ($) Value ($)
TURKEY 0.6%
Banks 0.6%
Akbank T.A.S., 6.80%,
2/6/2026(b) 655,000 697,795
UKRAINE 1.2%
Food Products 0.5%
Kernel Holding SA, 6.50%,
10/17/2024(b) 525,000 557,482
Metals & Mining 0.7%
Metinvest BV, 7.75%,
10/17/2029(b) 865,000 929,979
1,487,461
UNITED ARAB EMIRATES 0.5%
Energy Equipment & Services 0.5%
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(b) 1,240,000 675,800
UNITED KINGDOM 2.9%
Chemicals 0.5%
INEOS Quattro Finance 1
plc, 3.75%, 7/15/2026(b) EUR 100,000 122,974
INEOS Quattro Finance
2 plc
2.50%, 1/15/2026(b) EUR 205,000 248,778
3.38%, 1/15/2026(b) 200,000 200,750
572,502
Diversified Telecommunication Services 0.3%
Virgin Media Finance plc,
3.75%, 7/15/2030(b) EUR 295,000 366,052
Energy Equipment & Services 0.3%
TechnipFMC plc, 6.50%,
2/1/2026(b) 365,000 380,206
Food Products 0.3%
Boparan Finance plc,
7.63%, 11/30/2025(b) GBP 255,000 356,337
Hotels, Restaurants & Leisure 0.1%
Pinnacle Bidco plc, 5.50%,
2/15/2025(b) EUR 130,000 155,256
Insurance 0.3%
Galaxy Bidco Ltd., 6.50%,
7/31/2026(b) GBP 225,000 323,698
Oil, Gas & Consumable Fuels 0.7%
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(b) 905,000 884,638
Thrifts & Mortgage Finance 0.4%
Jerrold Finco plc, 5.25%,
1/15/2027(b) GBP 400,000 542,990
3,581,679
UNITED STATES 58.1%
Aerospace & Defense 0.1%
Triumph Group, Inc.,
8.88%, 6/1/2024(b) 90,000 99,056

8 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Air Freight & Logistics 0.6%
Western Global Airlines
LLC, 10.38%,
8/15/2025(b) 670,000 747,050
Airlines 0.8%
Delta Air Lines, Inc.
7.38%, 1/15/2026 125,000 143,603
3.75%, 10/28/2029 252,000 247,386
Hawaiian Brand
Intellectual Property
Ltd., 5.75%,
1/20/2026(b) 120,000 124,800
Mileage Plus Holdings
LLC, 6.50%,
6/20/2027(b) 455,000 497,656
1,013,445
Auto Components 2.5%
Allison Transmission, Inc.,
3.75%, 1/30/2031(b) 435,000 432,599
American Axle &
Manufacturing, Inc.,
6.25%, 3/15/2026 853,000 872,192
Dealer Tire LLC, 8.00%,
2/1/2028(b) 543,000 576,937
JB Poindexter & Co., Inc.,
7.13%, 4/15/2026(b) 730,000 777,450
Patrick Industries, Inc.,
7.50%, 10/15/2027(b) 439,000 479,608
3,138,786
Banks 0.2%
JPMorgan Chase & Co.,
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(e)(f) 298,000 306,642
Building Products 0.4%
Cornerstone Building
Brands, Inc., 6.13%,
1/15/2029(b) 280,000 292,600
CP Atlas Buyer, Inc.,
7.00%, 12/1/2028(b) 230,000 238,913
531,513
Chemicals 1.6%
Hexion, Inc., 7.88%,
7/15/2027(b) 281,000 300,319
Ingevity Corp., 3.88%,
11/1/2028(b) 330,000 330,861
Koppers , Inc., 6.00%,
2/15/2025(b) 224,000 230,160
Kraton Polymers LLC,
4.25%, 12/15/2025(b) 145,000 145,725
Rain CII Carbon LLC,
7.25%, 4/1/2025(b) 331,000 340,930
Tronox , Inc.
6.50%, 5/1/2025(b) 170,000 182,325
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Chemicals
6.50%, 4/15/2026(b) 490,000 505,312
2,035,632
Commercial Services & Supplies 2.7%
Allied Universal Holdco
LLC
6.63%, 7/15/2026(b) 260,000 278,512
9.75%, 7/15/2027(b) 585,000 636,632
APX Group, Inc., 6.75%,
2/15/2027(b) 295,000 314,175
Covanta Holding Corp.
6.00%, 1/1/2027 832,000 869,066
5.00%, 9/1/2030 170,000 178,500
Prime Security Services
Borrower LLC, 6.25%,
1/15/2028(b) 870,000 926,550
3,203,435
Communications Equipment 0.3%
CommScope , Inc., 6.00%,
3/1/2026(b) 363,000 384,326
Construction & Engineering 1.0%
Brundage -Bone Concrete
Pumping Holdings, Inc.,
6.00%, 2/1/2026(b) 147,000 149,572
PowerTeam Services LLC,
9.03%, 12/4/2025(b) 960,000 1,063,200
1,212,772
Consumer Finance 1.9%
Ford Motor Credit Co. LLC
3.38%, 11/13/2025 200,000 203,290
4.54%, 8/1/2026 255,000 272,850
4.13%, 8/17/2027 1,145,000 1,205,113
3.82%, 11/2/2027 575,000 591,344
2,272,597
Containers & Packaging 0.4%
Ardagh Packaging Finance
plc, 2.13%, 8/15/2026(b) EUR 110,000 133,840
Greif, Inc., 6.50%,
3/1/2027(b) 323,000 344,399
478,239
Diversified Consumer Services 0.3%
Sotheby's, 7.38%,
10/15/2027(b)(c) 375,000 406,875
Diversified Telecommunication Services 1.0%
Level 3 Financing, Inc.,
3.75%, 7/15/2029(b) 160,000 160,881
Lumen Technologies, Inc.,
4.50%, 1/15/2029(b) 570,000 585,082
Windstream Escrow LLC,
7.75%, 8/15/2028(b) 500,000 506,250
1,252,213

Nationwide Amundi Global High Yield Fund - January 31, 2021 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities 0.7%
NRG Energy, Inc., 3.63%,
2/15/2031(b) 245,000 254,800
Vistra Operations Co. LLC,
5.63%, 2/15/2027(b) 565,000 596,024
850,824
Electronic Equipment, Instruments & Components 0.5%
Belden, Inc., 3.38%,
7/15/2027(b) EUR 486,000 604,530
Energy Equipment & Services 1.3%
Archrock Partners LP,
6.88%, 4/1/2027(b) 615,000 645,535
Exterran Energy Solutions
LP, 8.13%, 5/1/2025 733,000 651,531
SESI LLC, 7.75%,
9/15/2024(a) 335,000 130,650
Transocean Sentry Ltd.,
5.38%, 5/15/2023(b) 69,168 63,288
Transocean, Inc., 8.00%,
2/1/2027(b) 207,000 106,605
1,597,609
Entertainment 1.2%
AMC Entertainment
Holdings, Inc.
10.50%, 4/24/2026(b) 261,000 261,000
12.00%, 6/15/2026(b)(d) 735,680 525,276
Netflix, Inc., 3.63%,
6/15/2030(b) EUR 445,000 654,111
1,440,387
Equity Real Estate Investment Trusts (REITs) 2.4%
iStar , Inc.
4.75%, 10/1/2024 535,000 548,758
4.25%, 8/1/2025 730,000 719,050
MPT Operating
Partnership LP, 3.50%,
3/15/2031 601,000 606,604
Uniti Group LP
8.25%, 10/15/2023 355,000 359,829
7.88%, 2/15/2025(b) 258,000 276,951
6.50%, 2/15/2029(b) 405,000 405,000
2,916,192
Food & Staples Retailing 0.4%
United Natural Foods, Inc.,
6.75%, 10/15/2028(b) 150,000 158,625
US Foods, Inc., 4.75%,
2/15/2029(b) 345,000 345,863
504,488
Food Products 1.0%
JBS USA LUX SA, 5.50%,
1/15/2030(b) 269,000 305,557
Simmons Foods, Inc.,
5.75%, 11/1/2024(b) 870,000 895,013
1,200,570
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Health Care Equipment & Supplies 0.9%
Avantor Funding, Inc.,
2.63%, 11/1/2025(b) EUR 760,000 941,255
Varex Imaging Corp.,
7.88%, 10/15/2027(b) 200,000 214,000
1,155,255
Health Care Providers & Services 1.9%
LifePoint Health, Inc.,
5.38%, 1/15/2029(b) 100,000 100,750
Prime Healthcare
Services, Inc., 7.25%,
11/1/2025(b) 290,000 311,025
Surgery Center Holdings,
Inc.
6.75%, 7/1/2025(b) 735,000 755,249
10.00%, 4/15/2027(b) 273,000 301,665
US Renal Care, Inc.,
10.63%, 7/15/2027(b) 506,000 554,070
West Street Merger Sub,
Inc., 6.38%, 9/1/2025(b) 342,000 352,260
2,375,019
Hotels, Restaurants & Leisure 5.7%
Caesars Entertainment,
Inc., 8.13%, 7/1/2027(b) 440,000 482,900
Carnival Corp.
10.50%, 2/1/2026(b) 95,000 110,200
7.63%, 3/1/2026(b) EUR 170,000 201,466
Enterprise Development
Authority (The), 12.00%,
7/15/2024(b) 822,000 924,750
Genting New York LLC,
3.30%, 2/15/2026(b) 200,000 200,972
Hilton Domestic Operating
Co., Inc.
3.75%, 5/1/2029(b) 305,000 309,772
4.00%, 5/1/2031(b) 290,000 297,953
International Game
Technology plc, 2.38%,
4/15/2028(b) EUR 269,000 317,331
Mohegan Gaming &
Entertainment, 8.00%,
2/1/2026(b) 580,000 572,802
NCL Corp. Ltd., 5.88%,
3/15/2026(b) 240,000 237,451
Royal Caribbean Cruises
Ltd.
9.13%, 6/15/2023(b) 90,000 97,088
11.50%, 6/1/2025(b) 208,000 239,830
Scientific Games
International, Inc.
3.38%, 2/15/2026(b) EUR 474,000 570,909
8.25%, 3/15/2026(b) 335,000 354,224
7.25%, 11/15/2029(b) 330,000 355,575
Station Casinos LLC,
4.50%, 2/15/2028(b) 400,000 392,000
Viking Cruises Ltd., 5.88%,
9/15/2027(b) 498,000 476,835

10 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(b) 80,000 79,600
VOC Escrow Ltd., 5.00%,
2/15/2028(b) 485,000 470,629
Wyndham Destinations,
Inc., 6.63%,
7/31/2026(b) 235,000 262,448
6,954,735
Household Durables 2.8%
Beazer Homes USA, Inc.,
7.25%, 10/15/2029 775,000 869,937
CD&R Smokey Buyer, Inc.,
6.75%, 7/15/2025(b) 85,000 91,163
KB Home, 6.88%,
6/15/2027 590,000 694,725
M/I Homes, Inc., 4.95%,
2/1/2028 605,000 637,216
Taylor Morrison
Communities, Inc.,
5.88%, 6/15/2027(b) 513,000 579,546
TRI Pointe Group, Inc.,
5.70%, 6/15/2028 325,000 364,813
Williams Scotsman
International, Inc.,
4.63%, 8/15/2028(b) 140,000 144,200
3,381,600
Independent Power and Renewable Electricity Producers
1.5%
Calpine Corp.
5.13%, 3/15/2028(b) 260,000 269,100
4.63%, 2/1/2029(b) 220,000 222,200
5.00%, 2/1/2031(b) 215,000 220,912
Talen Energy Supply LLC
10.50%, 1/15/2026(b) 708,000 651,360
7.63%, 6/1/2028(b) 470,000 506,425
1,869,997
Insurance 0.4%
Liberty Mutual Group, Inc.,
(EUR Swap Annual 5
Year + 3.70%), 3.62%,
5/23/2059(b)(f) EUR 410,000 507,835
Interactive Media & Services 0.4%
Rackspace Technology
Global, Inc., 5.38%,
12/1/2028(b) 430,000 448,275
IT Services 0.8%
Alliance Data Systems
Corp., 7.00%,
1/15/2026(b) 584,000 619,040
KBR, Inc., 4.75%,
9/30/2028(b) 395,000 408,825
1,027,865
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Media 2.8%
Clear Channel Worldwide
Holdings, Inc., 9.25%,
2/15/2024 694,000 721,906
CSC Holdings LLC,
4.63%, 12/1/2030(b) 600,000 612,000
Diamond Sports
Group LLC, 6.63%,
8/15/2027(b) 614,000 389,890
MDC Partners, Inc.,
7.50%, 5/1/2024(b)(g) 1,160,000 1,183,200
Outfront Media Capital
LLC
6.25%, 6/15/2025(b) 260,000 275,275
4.25%, 1/15/2029(b) 185,000 183,613
3,365,884
Metals & Mining 3.2%
Carpenter Technology
Corp., 6.38%, 7/15/2028 540,000 590,648
Cleveland-Cliffs, Inc.,
6.75%, 3/15/2026(b) 849,000 913,558
Commercial Metals Co.
5.75%, 4/15/2026 570,000 591,774
3.88%, 2/15/2031 340,000 348,075
Joseph T Ryerson & Son,
Inc., 8.50%, 8/1/2028(b) 284,000 320,338
Novelis Corp., 4.75%,
1/30/2030(b) 445,000 467,250
SunCoke Energy Partners
LP, 7.50%, 6/15/2025(b) 650,000 664,625
3,896,268
Oil, Gas & Consumable Fuels 7.3%
Aethon United BR LP,
8.25%, 2/15/2026(b) 750,000 766,875
American Midstream
Partners LP, 9.50%,
12/15/2021(b)(g) 1,641,000 1,634,436
Colgate Energy Partners
III LLC, 7.75%,
2/15/2026(b) 645,000 615,975
Energy Transfer
Operating LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 600,000 563,760
EnLink Midstream LLC,
5.38%, 6/1/2029 70,000 66,850
EnLink Midstream
Partners LP
4.15%, 6/1/2025 395,000 384,137
5.45%, 6/1/2047 377,000 301,600
EQT Corp., 5.00%,
1/15/2029 110,000 119,625
Genesis Energy LP,
8.00%, 1/15/2027 240,000 228,072

Nationwide Amundi Global High Yield Fund - January 31, 2021 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Global Partners LP, 7.00%,
8/1/2027 180,000 190,125
Harvest Midstream I LP,
7.50%, 9/1/2028(b) 531,000 557,683
Hilcorp Energy I LP,
6.00%, 2/1/2031(b) 255,000 258,825
Indigo Natural Resources
LLC
6.88%, 2/15/2026(b) 730,000 756,426
5.38%, 2/1/2029(b) 530,000 523,375
NuStar Logistics LP,
6.38%, 10/1/2030 380,000 418,475
Occidental Petroleum
Corp.
5.50%, 12/1/2025 105,000 110,250
4.40%, 4/15/2046 615,000 541,674
PBF Holding Co. LLC
9.25%, 5/15/2025(b) 188,000 181,354
7.25%, 6/15/2025 605,000 401,493
6.00%, 2/15/2028 200,000 116,045
Tallgrass Energy Partners
LP, 6.00%, 3/1/2027(b) 401,000 405,010
9,142,065
Paper & Forest Products 1.1%
Clearwater Paper Corp.,
4.75%, 8/15/2028(b) 380,000 393,186
Schweitzer-Mauduit
International, Inc.,
6.88%, 10/1/2026(b) 851,000 902,383
1,295,569
Pharmaceuticals 1.5%
Bausch Health Cos., Inc.,
5.75%, 8/15/2027(b) 65,000 69,956
Catalent Pharma
Solutions, Inc., 2.38%,
3/1/2028(b) EUR 335,000 405,564
Endo Dac , 9.50%,
7/31/2027(b) 75,000 85,688
P&L Development LLC,
7.75%, 11/15/2025(b) 315,000 337,050
Par Pharmaceutical, Inc.,
7.50%, 4/1/2027(b) 810,000 873,439
1,771,697
Real Estate Management & Development 0.2%
Realogy Group LLC,
5.75%, 1/15/2029(b) 200,000 204,250
Software 0.5%
LogMeIn, Inc., 5.50%,
9/1/2027(b) 570,000 596,363
ZoomInfo Technologies
LLC, 3.88%, 2/1/2029(b) 85,000 85,850
682,213
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Specialty Retail 1.7%
Asbury Automotive Group,
Inc.
4.50%, 3/1/2028 273,000 280,508
4.75%, 3/1/2030 100,000 105,170
Ken Garff Automotive LLC,
4.88%, 9/15/2028(b) 165,000 169,546
L Brands, Inc., 6.63%,
10/1/2030(b) 175,000 195,899
Michaels Stores, Inc.,
8.00%, 7/15/2027(b) 599,000 641,948
Murphy Oil USA, Inc.,
3.75%, 2/15/2031(b) 320,000 320,000
Park River Holdings, Inc.,
5.63%, 2/1/2029(b) 95,000 94,406
Staples, Inc., 7.50%,
4/15/2026(b) 246,000 250,942
2,058,419
Technology Hardware, Storage & Peripherals 0.7%
Diebold Nixdorf, Inc.
8.50%, 4/15/2024 398,000 405,960
9.38%, 7/15/2025(b) 55,000 60,844
NCR Corp.
8.13%, 4/15/2025(b) 50,000 54,750
5.00%, 10/1/2028(b) 240,000 246,600
5.25%, 10/1/2030(b) 120,000 125,400
893,554
Thrifts & Mortgage Finance 2.0%
Freedom Mortgage Corp.,
8.13%, 11/15/2024(b) 1,136,000 1,178,600
Nationstar Mortgage
Holdings, Inc.
5.50%, 8/15/2028(b) 320,000 330,400
5.13%, 12/15/2030(b) 220,000 228,250
Provident Funding
Associates LP, 6.38%,
6/15/2025(b) 665,000 678,300
2,415,550
Trading Companies & Distributors 1.1%
Beacon Roofing
Supply, Inc., 4.88%,
11/1/2025(b) 596,000 603,271
Fortress Transportation
and Infrastructure
Investors LLC, 9.75%,
8/1/2027(b) 225,000 254,408
WESCO Distribution, Inc.
7.13%, 6/15/2025(b) 245,000 266,583
7.25%, 6/15/2028(b) 170,000 190,972
1,315,234
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc., 2.88%,
2/15/2031 335,000 337,724
71,296,189

12 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
ZAMBIA 0.7%
Metals & Mining 0.7%
First Quantum Minerals
Ltd.
7.25%, 4/1/2023(b) 370,000 377,910
7.50%, 4/1/2025(b) 200,000 206,756
6.88%, 10/15/2027(b) 300,000 323,604
908,270
Total Corporate Bonds
(cost $112,049,128) 113,818,823
Common Stock 0.4%
Shares
UNITED STATES 0.4%
Energy Equipment & Services 0.4%
FTS International, Inc.,
Class A * 26,039 439,018
Total Common Stock
(cost $490,835) 439,018
Loan Participations 3.0%
Principal
Amount ($)
UNITED STATES 3.0%
Airlines 0.3%
Grupo Aeromexico SAB
de CV, Term Loan,
(ICE LIBOR USD 1
Month + 0.00%), 9.00%,
12/31/2021 (f) 410,605 406,855
Auto Components 0.8%
First Brands Group, LLC,
First Lien Term Loan
B, (ICE LIBOR USD 3
Month + 7.50%), 8.50%,
2/2/2024 (f) 903,747 917,303
Diversified Telecommunication Services 0.6%
CenturyLink, Inc., Term
Loan B, (ICE LIBOR
USD 1 Month + 2.25%),
2.37%, 3/15/2027 (f) 737,550 734,416
Electric Utilities 0.1%
PG&E Corp., Term Loan,
(ICE LIBOR USD 6
Month + 3.50%), 6.75%,
6/23/2025 (f) 164,175 165,488
Health Care Providers & Services 0.1%
Surgery Center Holdings,
Inc., Term Loan, (ICE
LIBOR USD 1 Month +
8.00%), 9.00%, 9/3/2024
(f) 163,763 167,550
Loan Participations
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 1.1%
Spectacle Gary Holdings,
LLC, Term Loan, (ICE
LIBOR USD 3 Month
+ 9.00%), 11.00%,
12/23/2025 (f) 1,185,000 1,220,550
Spectacle Gary, Delayed
Draw Term Loan, (ICE
LIBOR USD 3 Month
+ 9.00%), 11.00%,
12/23/2025 (f) 85,000 87,550
1,308,100
0
Total Loan Participations
(cost $3,594,529)
3,699,712
Convertible Bonds 0.9%
Airlines 0.7%
Air Canada, 4.00%,
07/01/25 (b) 395,000 536,213
GOL Equity Finance SA,
3.75%, 07/15/24 (b) 428,000 355,342
891,555
Equity Real Estate Investment Trusts (REITs) 0.1%
Summit Hotel Properties,
Inc., 1.50%, 02/15/26 86,000 84,602
Hotels, Restaurants & Leisure 0.1%
Royal Caribbean Cruises
Ltd., 4.25%, 06/15/23 (b) 165,000 200,410
Total Convertible Bond
(cost  $1,064,319) 1,176,567
Short-Term Investment 1.1%
Shares
Money Market Fund 1.1%
Fidelity Investments
Money Market
Government Portfolio —
Institutional Class,0.01%
(h)( i ) 1,359,144 1,359,144
Total Short-Term Investment
(cost $1,359,144)
1,359,144
Total Investments
(cost $118,557,955) — 97.7% 120,493,264
Other assets in excess of liabilities — 2.3% 2,860,324
NET ASSETS — 100.0%
$ 123,353,588
* Denotes a non-income producing security.
∞ Fair valued security.
(a) Security in default.

Nationwide Amundi Global High Yield Fund - January 31, 2021 (Unaudited) - Statement of Investments - 13
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at January 31, 2021 was
$95,344,088 which represents 77.29% of net assets.
(c) The security or a portion of this security is on loan at January
31, 2021. The total value of securities on loan at January 31,
2021 was $1,302,352, which was collateralized by cash used
to purchase a money market fund with a value of $1,359,144.
(d) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2021. The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2021.
(g) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2021.
(h) Represents 7-day effective yield as of January 31, 2021.
( i ) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2021 was $1,359,144.
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar
Forward Foreign Currency Contracts outstanding as of January 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 13,069,770 EUR 10,728,794 Bank of America NA 2/16/2021 46,082
USD 440,606 EUR 362,494 JPMorgan Chase Bank 2/16/2021 575
USD 548,906 GBP 400,000 JPMorgan Chase Bank 2/16/2021 811
Total unrealized appreciation 47,468
USD 237,873 EUR 196,160 Bank of America NA 2/16/2021 (245)
USD 1,573,205 GBP 1,149,489 Bank of America NA 2/16/2021 (1,866)
Total unrealized depreciation (2,111)
Net unrealized appreciation 45,357
At January 31, 2021, the Fund had $410,000 segregated as collateral for Forward foreign currency contracts.
Currency:
EUR Euro
GBP British pound
USD United States dollar

14 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Amundi Global High Yield Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stock $ 439,018 $ – $ – $ 439,018
Convertible Bonds – 1,176,567 – 1,176,567
Corporate Bonds – 113,818,823 – 113,818,823
Forward Foreign Currency Contracts – 47,468 – 47,468
Loan Participations – 3,699,712 – 3,699,712
Short-Term Investment 1,359,144 – – 1,359,144
Total Assets $ 1,798,162 $ 118,742,570 $ – $ 120,540,732
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (2,111) $ – $ (2,111)
Total Liabilities $ – $ (2,111) $ – $ (2,111)
Total $ 1,798,162 $ 118,740,459 $ – $ 120,538,621
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Amundi Global High Yield Fund - January 31, 2021 (Unaudited) - Statement of Investments - 15
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2021:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 47,468
Total $ 47,468
Liabilities: s
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (2,111)
Total $ (2,111)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
Asset-Backed Securities 7.8%
Principal
Amount ($) Value ($)
CANADA 0.5%
Airlines 0.5%
Air Canada Pass-Through
Trust
Series 2013-1, Class B,
5.38%, 5/15/2021(a) 48,533 48,644
Series 2020-2, Class A,
5.25%, 4/1/2029(a) 705,000 760,896
809,540
CAYMAN ISLANDS 0.8%
Other 0.8%
Race Point VIII CLO
Ltd., Series 2013-8A,
Class CR2, 2.27%,
2/20/2030(a)(b) 350,000 349,447
Symphony CLO XXII Ltd.,
Series 2020-22A, Class
C, 2.37%, 4/18/2033(a)
(b) 250,000 251,032
York CLO-4 Ltd., Series
2016-2A, Class CR,
2.37%, 4/20/2032(a)(b) 600,000 600,307
1,200,786
UNITED KINGDOM 0.3%
Airlines 0.3%
British Airways Pass-
Through Trust
Series 2020-1, Class B,
8.38%, 11/15/2028(a) 190,000 217,104
Series 2020-1, Class A,
4.25%, 11/15/2032(a) 200,000 215,291
432,395
UNITED STATES 6.2%
Airlines 0.5%
Alaska Airlines Pass-
Through Trust, Series
2020-1, Class A, 4.80%,
8/15/2027(a) 490,000 547,454
United Airlines Pass-
Through Trust, Series
2020-1, Class B, 4.88%,
1/15/2026 199,000 202,980
750,434
Automobiles 2.0%
Foursight Capital
Automobile Receivables
Trust, Series 2018-
1, Class F, 6.82%,
4/15/2025(a) 1,080,000 1,121,060
Tidewater Auto
Receivables Trust,
Series 2018-AA, Class
E, 5.48%, 10/15/2026(a) 750,000 767,352
United Auto Credit
Securitization Trust,
Series 2019-1, Class E,
4.29%, 8/12/2024(a) 650,000 666,523
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Westlake Automobile
Receivables Trust,
Series 2018-3A, Class
E, 4.90%, 12/15/2023(a) 490,000 512,804
3,067,739
Credit Card 0.5%
Continental Credit Card
ABS LLC, Series 2019-
1A, Class C, 6.16%,
8/15/2026(a) 725,000 756,206
Other 3.2%
BCC Funding XIV LLC,
Series 2018-1A, Class
E, 6.00%, 4/21/2025(a) 750,000 761,508
Progress Residential Trust
Series 2017-SFR1,
Class E, 4.26%,
8/17/2034(a) 310,000 314,648
Series 2017-SFR1,
Class F, 5.35%,
8/17/2034(a) 1,200,000 1,223,327
Series 2018-SFR1,
Class F, 4.78%,
3/17/2035(a) 900,000 902,846
Series 2020-SFR2,
Class E, 5.12%,
6/17/2037(a) 420,000 451,785
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(a) 570,000 610,721
Tricon American Homes
Trust
Series 2017-SFR2,
Class E, 4.22%,
1/17/2036(a) 475,000 491,872
Series 2017-SFR2,
Class F, 5.10%,
1/17/2036(a) 140,000 146,307
4,903,014
9,477,393
Total Asset-Backed Securities
(cost  $11,502,526) 11,920,114
Collateralized Mortgage Obligations 19.5%
BERMUDA 3.1%
Bellemeade Re Ltd.,
Series 2020-4A,
Class B1, 5.15%,
6/25/2030(a)(b) 160,000 160,602
Eagle RE Ltd.
Series 2019-1,
Class M1B, 1.93%,
4/25/2029(a)(b) 715,862 716,815
Series 2020-2,
Class B1, 7.13%,
10/25/2030(a)(b) 760,000 762,701

Nationwide Amundi Strategic Income Fund - January 31, 2021 (Unaudited) - Statement of Investments - 17
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
BERMUDA
Eagle RE Ltd. (continued)
Home Re Ltd., Series
2018-1, Class M1,
1.73%, 10/25/2028(a)(b) 295,935 296,358
Home RE Ltd.
Series 2020-1,
Class M2, 5.38%,
10/25/2030(a)(b) 650,000 672,389
Series 2020-1,
Class B1, 7.13%,
10/25/2030(a)(b) 160,000 164,991
Oaktown Re II Ltd., Series
2018-1A, Class M1,
1.68%, 7/25/2028(a)(b) 330,485 330,706
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
4.48%, 7/25/2029(a)(b) 1,520,000 1,508,387
Traingle Re Ltd., Series
2020-1, Class B1,
7.88%, 10/25/2030(a)(b) 150,000 154,930
4,767,879
0
UNITED STATES 16.4%
Bunker Hill Loan
Depositary Trust, Series
2020-1, Class M1,
4.35%, 2/25/2055(a)(c) 800,000 839,703
Connecticut Avenue
Securities Trust
Series 2019-R05,
Class 1B1, 4.23%,
7/25/2039(a)(b) 500,000 509,485
Series 2020-R01,
Class 1M2, 2.18%,
1/25/2040(a)(b) 260,000 260,081
Series 2020-SBT1,
Class 1M2, 3.78%,
2/25/2040(a)(b) 590,000 603,292
Deephaven Residential
Mortgage Trust
Series 2018-2A, Class
M1, 4.38%, 4/25/2058(a)
(b) 350,000 358,283
Series 2018-2A, Class
B2, 6.04%, 4/25/2058(a)
(b) 940,000 948,468
Series 2019-3A, Class
B2, 5.66%, 7/25/2059(a)
(b) 400,000 409,388
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 88,080 4,750
Series 3927, Class AI,
IO, 4.50%, 8/15/2026 217,779 9,625
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 380,353 23,881
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 1,027,420 68,037
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC REMICS
(continued)
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 174,362 9,545
FHLMC STACR REMIC
Trust
Series 2020-DNA2,
Class M2, 1.98%,
2/25/2050(a)(b) 950,000 947,622
Series 2020-HQA2,
Class M2, 3.23%,
3/25/2050(a)(b) 710,000 720,221
Series 2020-DNA3,
Class B1, 5.23%,
6/25/2050(a)(b) 1,000,000 1,046,872
Series 2020-HQA4,
Class B1, 5.38%,
9/25/2050(a)(b) 160,000 168,008
Series 2020-DNA5,
Class B2, 11.58%,
10/25/2050(a)(b) 710,000 875,153
Series 2020-DNA6,
Class B2, 5.73%,
12/25/2050(a)(b) 600,000 624,017
Series 2021-DNA1,
Class B2, 4.83%,
1/25/2051(a)(b) 770,000 775,688
FHLMC STACR Trust
Series 2018-DNA2,
Class M2, 2.28%,
12/25/2030(a)(b) 130,000 130,408
Series 2018-HQA2,
Class B2, 11.13%,
10/25/2048(a)(b) 1,090,000 1,253,026
Series 2019-DNA1,
Class B2, 10.88%,
1/25/2049(a)(b) 1,700,000 1,973,356
Series 2019-HRP1,
Class B1, 4.18%,
2/25/2049(a)(b) 1,100,000 1,092,437
Series 2019-HQA1,
Class B2, 12.38%,
2/25/2049(a)(b) 600,000 698,908
Series 2019-HQA2,
Class B1, 4.23%,
4/25/2049(a)(b) 100,000 102,718
Series 2019-HQA2,
Class B2, 11.38%,
4/25/2049(a)(b) 510,000 573,631
Series 2019-DNA3,
Class B2, 8.30%,
7/25/2049(a)(b) 1,410,000 1,494,567
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2015-HQ1, Class
B, 10.88%, 3/25/2025(b) 400,227 430,339
Series 2015-HQA1,
Class B, 8.93%,
3/25/2028(b) 564,012 614,374

18 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC Structured Agency
Credit Risk Debt Notes
(continued)
Series 2020-HQA5,
Class B2, 7.48%,
11/25/2050(a)(b) 630,000 691,461
FNMA, Series 2016-C05,
Class 2M2, 4.58%,
1/25/2029(b) 737,933 765,953
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 483,979 29,390
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 463,406 28,969
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 514,219 30,010
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 113,723 10,440
GNMA REMICS
Series 2013-84,
Class SC, IO, 6.47%,
3/16/2040(b) 90,840 14,830
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 116,898 14,898
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 155,880 22,519
Series 2016-5, Class
CS, IO, 6.02%,
1/20/2046(b) 198,978 45,550
Series 2016-20,
Class SB, IO, 5.97%,
2/20/2046(b) 204,578 44,639
Series 2016-17,
Class JS, IO, 5.97%,
2/20/2046(b) 178,563 31,804
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 116,363 15,996
Series 2016-88,
Class SM, IO, 5.97%,
7/20/2046(b) 198,367 34,407
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 126,375 26,806
Series 2016-118,
Class DS, IO, 5.97%,
9/20/2046(b) 218,277 48,529
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 131,706 18,395
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 2,089,498 265,045
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 834,828 96,140
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
STACR Trust
Series 2018-HRP2,
Class B1, 4.33%,
2/25/2047(a)(b) 1,310,000 1,337,040
Series 2018-HRP2,
Class B2, 10.63%,
2/25/2047(a)(b) 1,380,000 1,496,649
Verus Securitization Trust
Series 2019-INV2, Class
B1, 4.45%, 7/25/2059(a)
(b) 430,000 424,320
Series 2020-INV1, Class
A3, 3.89%, 3/25/2060(a)
(b) 400,000 418,429
Series 2020-INV1, Class
B1, 5.75%, 3/25/2060(a)
(b) 100,000 104,285
Series 2020-INV1, Class
B2, 6.00%, 3/25/2060(a)
(b) 100,000 101,816
Series 2020-2, Class
M1, 5.36%, 5/25/2060(a)
(b) 410,000 435,915
Series 2020-2, Class
B1, 5.36%, 5/25/2060(a)
(b) 200,000 210,152
Vista Point Securitization
Trust, Series 2020-
1, Class B1, 5.38%,
3/25/2065(a)(b) 580,000 609,110
24,939,380
0
Total Collateralized Mortgage Obligations
(cost $27,802,183) 29,707,259
Commercial Mortgage-Backed Securities 4.8%
UNITED STATES 4.8%
COMM Mortgage Trust
Series 2015-CR26,
Class D, 3.48%,
10/10/2048(b) 1,350,000 1,339,545
Series 2019-GC44,
Class D, 2.50%,
8/15/2057(a) 1,280,000 1,155,829
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.56%, 11/15/2048(b) 250,000 257,200
FHLMC Multifamily
Structured Credit Risk
REMICS, Series 2021-
MN1, Class M2, 3.84%,
1/25/2051(a)(b) 700,000 743,101
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 973,419

Nationwide Amundi Strategic Income Fund - January 31, 2021 (Unaudited) - Statement of Investments - 19
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2014-
C16, Class D, 4.77%,
6/15/2047(a)(b) 950,000 695,937
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 785,000 667,409
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 3.38%,
10/15/2049(a)(b) 500,000 506,712
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.45%, 10/15/2050(b) 810,000 806,916
Wells Fargo Commercial
Mortgage Trust , Series
2016-NXS5, Class D,
4.99%, 1/15/2059(b) 125,000 130,800
Total Commercial Mortgage-Backed Securities
(cost $7,249,436) 7,276,868
Corporate Bonds 53.6%
ARGENTINA 0.4%
Construction & Engineering 0.4%
Stoneway Capital Corp.,
10.00%, 3/1/2027(a)(d) 1,381,510 545,710
BRAZIL 0.5%
Airlines 0.5%
Gol Finance SA, 8.00%,
6/30/2026∞(a) 810,000 798,862
CANADA 1.8%
Chemicals 0.4%
NOVA Chemicals Corp.,
5.25%, 6/1/2027(a) 635,000 655,815
Machinery 0.2%
ATS Automation Tooling
Systems, Inc., 4.13%,
12/15/2028(a) 335,000 339,188
Oil, Gas & Consumable Fuels 1.2%
Baytex Energy Corp.,
8.75%, 4/1/2027(a) 950,000 748,125
MEG Energy Corp.,
7.13%, 2/1/2027(a) 1,075,000 1,109,938
1,858,063
2,853,066
CAYMAN ISLANDS 0.4%
Consumer Finance 0.4%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(a)(e) 751,281 651,366
Corporate Bonds
Principal
Amount ($) Value ($)
CYPRUS 0.8%
Consumer Finance 0.8%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(a) 1,295,000 1,120,434
FRANCE 1.1%
Banks 0.9%
BNP Paribas SA, (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
2.94%), 4.50%,
2/25/2030(a)(f)(g) 700,000 693,875
Societe Generale SA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.51%), 5.38%,
11/18/2030(a)(f)(g) 625,000 651,562
1,345,437
Diversified Telecommunication Services 0.2%
Altice France SA, 5.13%,
1/15/2029(a) 235,000 242,344
1,587,781
GERMANY 0.8%
Paper & Forest Products 0.8%
Mercer International, Inc.,
5.13%, 2/1/2029(a) 1,105,000 1,124,338
INDIA 0.2%
Electric Utilities 0.2%
Adani Electricity
Mumbai Ltd., 3.95%,
2/12/2030(a) 300,000 315,019
ISRAEL 0.3%
Pharmaceuticals 0.3%
Teva Pharmaceutical
Finance Netherlands II
BV, 6.00%, 1/31/2025 EUR 300,000 398,622
ITALY 1.8%
Banks 0.9%
UniCredit SpA , (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(a)(g) 1,260,000 1,397,537
Household Durables 0.5%
International Design
Group SpA , 6.50%,
11/15/2025(a) EUR 585,000 738,751
Pharmaceuticals 0.4%
Rossini Sarl , 6.75%,
10/30/2025(a) EUR 475,000 613,356
2,749,644

20 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
KAZAKHSTAN 0.8%
Oil, Gas & Consumable Fuels 0.8%
Tengizchevroil Finance
Co. International Ltd.,
2.63%, 8/15/2025(a) 1,130,000 1,164,465
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Sands China Ltd., 4.38%,
6/18/2030(a) 305,000 333,594
MEXICO 1.0%
Hotels, Restaurants & Leisure 0.1%
Grupo Posadas SAB de
CV, 7.88%, 6/30/2022(a)
(d) 434,000 214,830
Oil, Gas & Consumable Fuels 0.9%
Petroleos Mexicanos
6.88%, 10/16/2025(a)(h) 435,000 473,983
6.84%, 1/23/2030 925,000 929,625
1,403,608
1,618,438
NETHERLANDS 0.2%
Professional Services 0.2%
Intertrust Group BV,
3.38%, 11/15/2025(a) EUR 300,000 370,691
OMAN 0.2%
Electric Utilities 0.2%
Oryx Funding Ltd., 5.80%,
2/3/2031(a) 255,000 260,738
SINGAPORE 0.6%
Consumer Finance 0.6%
Avation Capital SA, 6.50%,
5/15/2021(a) 1,205,000 885,675
SPAIN 0.1%
Banks 0.1%
Banco Santander SA,
2.75%, 12/3/2030 200,000 201,411
SWEDEN 0.5%
Commercial Services & Supplies 0.5%
Verisure Holding AB,
3.25%, 2/15/2027(a) EUR 395,000 481,624
Verisure Midholding AB,
5.25%, 2/15/2029(a) EUR 255,000 316,383
798,007
SWITZERLAND 2.0%
Capital Markets 2.0%
Credit Suisse Group AG
(USD Swap Semi 5
Year + 4.60%), 7.50%,
7/17/2023(a)(f)(g) 675,000 734,724
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.55%), 4.50%,
9/03/2030(a)(f)(g) 225,000 222,750
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND
Capital Markets
UBS Group AG, (USD
Swap Semi 5 Year
+ 4.34%), 7.00%,
1/31/2024(a)(f)(g) 640,000 702,400
VistaJet Malta Finance plc,
10.50%, 6/1/2024(a) 1,403,000 1,434,567
3,094,441
UKRAINE 0.5%
Metals & Mining 0.5%
Metinvest BV, 7.75%,
10/17/2029(a) 700,000 752,584
UNITED ARAB EMIRATES 0.2%
Energy Equipment & Services 0.2%
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(a) 560,000 305,200
UNITED KINGDOM 2.1%
Banks 1.3%
Barclays plc, (USD Swap
Semi 5 Year + 4.84%),
7.75%, 9/15/2023(f)(g) 800,000 871,160
Natwest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.35%), 3.03%,
11/28/2035(g) 1,030,000 1,034,686
1,905,846
Chemicals 0.2%
INEOS Quattro Finance 2
plc, 3.38%, 1/15/2026(a) 200,000 200,750
Oil, Gas & Consumable Fuels 0.6%
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(a) 890,000 869,975
2,976,571
UNITED STATES 37.1%
Aerospace & Defense 0.5%
Boeing Co. (The), 5.81%,
5/1/2050 590,000 777,846
Air Freight & Logistics 0.6%
Western Global Airlines
LLC, 10.38%,
8/15/2025(a) 880,000 981,200
Airlines 0.9%
Delta Air Lines, Inc.,
4.75%, 10/20/2028(a) 345,000 382,308
Mileage Plus Holdings
LLC, 6.50%,
6/20/2027(a) 805,000 880,469
1,262,777
Auto Components 0.5%
Dealer Tire LLC, 8.00%,
2/1/2028(a) 757,000 804,313

Nationwide Amundi Strategic Income Fund - January 31, 2021 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Automobiles 1.2%
Ford Motor Co.
8.50%, 4/21/2023 385,000 431,392
9.00%, 4/22/2025 385,000 469,219
General Motors Co.,
6.13%, 10/1/2025 718,000 864,876
1,765,487
Banks 1.5%
Citigroup, Inc., Series
V, (SOFR + 3.23%),
4.70%, 1/30/2025(f)(g) 925,000 945,813
JPMorgan Chase & Co.,
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(f)(g) 1,290,000 1,327,410
2,273,223
Building Products 0.7%
Standard Industries, Inc.,
4.38%, 7/15/2030(a) 720,000 764,100
Summit Materials LLC,
6.50%, 3/15/2027(a) 345,000 365,700
1,129,800
Capital Markets 0.6%
Charles Schwab Corp.
(The), Series H, (US
Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year
+ 3.08%), 4.00%,
12/01/2030(f)(g) 810,000 834,300
Chemicals 0.6%
Element Solutions, Inc.,
3.88%, 9/1/2028(a) 920,000 926,279
Construction & Engineering 0.8%
PowerTeam Services LLC,
9.03%, 12/4/2025(a) 1,175,000 1,301,313
Consumer Finance 1.4%
Ford Motor Credit Co. LLC
3.38%, 11/13/2025 800,000 813,160
2.33%, 11/25/2025 EUR 1,110,000 1,356,176
2,169,336
Diversified Telecommunication Services 0.4%
Windstream Escrow LLC,
7.75%, 8/15/2028(a) 650,000 658,125
Electric Utilities 0.3%
NRG Energy, Inc.
3.38%, 2/15/2029(a) 215,000 219,923
3.63%, 2/15/2031(a) 310,000 322,400
542,323
Electronic Equipment, Instruments & Components 0.7%
Belden, Inc., 3.88%,
3/15/2028(a) EUR 905,000 1,145,488
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Energy Equipment & Services 0.5%
Transocean Sentry Ltd.,
5.38%, 5/15/2023(a) 754,119 690,018
Transocean, Inc., 8.00%,
2/1/2027(a) 270,000 139,050
829,068
Equity Real Estate Investment Trusts (REITs) 2.5%
iStar , Inc.
4.75%, 10/1/2024 480,000 492,343
4.25%, 8/1/2025 1,225,000 1,206,625
MPT Operating
Partnership LP
4.63%, 8/1/2029 505,000 540,083
3.50%, 3/15/2031 825,000 832,693
Uniti Group LP, 6.50%,
2/15/2029(a) 680,000 680,000
3,751,744
Hotels, Restaurants & Leisure 5.8%
Caesars Entertainment,
Inc., 8.13%, 7/1/2027(a) 1,375,000 1,509,062
Enterprise Development
Authority (The), 12.00%,
7/15/2024(a) 528,000 594,000
Genting New York LLC,
3.30%, 2/15/2026(a) 340,000 341,652
Hilton Domestic Operating
Co., Inc.
3.75%, 5/1/2029(a) 505,000 512,901
4.00%, 5/1/2031(a) 485,000 498,301
3.63%, 2/15/2032(a) 1,335,000 1,320,168
Hyatt Hotels Corp., 5.38%,
4/23/2025 330,000 371,568
Marriott International, Inc.,
4.63%, 6/15/2030 187,000 213,999
Marriott International,
Inc., Series GG, 3.50%,
10/15/2032 525,000 557,188
Mohegan Gaming &
Entertainment, 8.00%,
2/1/2026(a) 745,000 735,755
Scientific Games
International, Inc.
3.38%, 2/15/2026(a) EUR 135,000 162,600
7.00%, 5/15/2028(a) 565,000 598,900
Station Casinos LLC,
4.50%, 2/15/2028(a) 870,000 852,600
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(a) 505,000 502,475
8,771,169
Insurance 2.5%
CNO Financial Group, Inc.,
5.25%, 5/30/2029 463,000 556,657

22 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Insurance
Farmers Exchange Capital
III, (ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(g) 1,070,000 1,367,980
Liberty Mutual Group, Inc.,
(EUR Swap Annual 5
Year + 3.70%), 3.62%,
5/23/2059(a)(g) EUR 950,000 1,176,691
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(a) 420,000 649,580
3,750,908
Internet & Direct Marketing Retail 1.3%
Expedia Group, Inc.,
3.25%, 2/15/2030 1,905,000 1,950,422
Media 2.6%
Clear Channel
International BV, 6.63%,
8/1/2025(a) 200,000 210,500
Clear Channel Worldwide
Holdings, Inc., 9.25%,
2/15/2024 785,000 816,565
CSC Holdings LLC,
4.63%, 12/1/2030(a) 800,000 816,000
Diamond Sports
Group LLC, 6.63%,
8/15/2027(a) 445,000 282,575
MDC Partners, Inc.,
7.50%, 5/1/2024(a)(c) 1,517,000 1,547,340
Outfront Media
Capital LLC, 4.25%,
1/15/2029(a) 310,000 307,675
3,980,655
Metals & Mining 0.5%
Joseph T Ryerson & Son,
Inc., 8.50%, 8/1/2028(a) 254,000 286,499
Novelis Corp., 4.75%,
1/30/2030(a) 423,000 444,150
730,649
Oil, Gas & Consumable Fuels 5.3%
Aethon United BR LP,
8.25%, 2/15/2026(a) 965,000 986,712
Cameron LNG LLC,
3.40%, 1/15/2038(a) 542,000 580,676
Enable Midstream
Partners LP, 4.95%,
5/15/2028 750,000 790,992
Energy Transfer
Operating LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(f)(g) 1,370,000 1,287,252
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
EnLink Midstream LLC,
5.38%, 6/1/2029 871,000 831,805
EnLink Midstream
Partners LP, 5.60%,
4/1/2044 167,000 134,017
Hess Midstream
Operations LP, 5.13%,
6/15/2028(a) 520,000 539,656
Indigo Natural Resources
LLC, 5.38%, 2/1/2029(a) 680,000 671,500
Midwest Connector
Capital Co. LLC, 4.63%,
4/1/2029(a) 587,000 602,427
MPLX LP, 4.50%,
4/15/2038 610,000 681,908
PBF Holding Co. LLC
9.25%, 5/15/2025(a) 410,000 395,507
6.00%, 2/15/2028 1,100,000 638,247
8,140,699
Paper & Forest Products 0.3%
Clearwater Paper Corp.,
4.75%, 8/15/2028(a) 485,000 501,829
Personal Products 0.5%
Edgewell Personal Care
Co., 5.50%, 6/1/2028(a) 680,000 727,416
Software 0.9%
Citrix Systems, Inc.,
3.30%, 3/1/2030 1,210,000 1,302,884
ZoomInfo Technologies
LLC, 3.88%, 2/1/2029(a) 110,000 111,100
1,413,984
Specialty Retail 0.7%
Michaels Stores, Inc.,
8.00%, 7/15/2027(a) 929,000 995,609
Thrifts & Mortgage Finance 1.9%
Freedom Mortgage Corp.
8.13%, 11/15/2024(a) 1,175,000 1,219,063
8.25%, 4/15/2025(a) 516,000 536,062
Nationstar Mortgage
Holdings, Inc.
6.00%, 1/15/2027(a) 405,000 428,287
5.50%, 8/15/2028(a) 500,000 516,250
5.13%, 12/15/2030(a) 185,000 191,938
2,891,600
Trading Companies & Distributors 0.3%
Air Lease Corp., 3.13%,
12/1/2030 490,000 500,467
Wireless Telecommunication Services 0.8%
T-Mobile USA, Inc.
2.55%, 2/15/2031(a) 660,000 676,025

Nationwide Amundi Strategic Income Fund - January 31, 2021 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Wireless Telecommunication Services
3.30%, 2/15/2051(a) 570,000 558,480
1,234,505
56,742,534
Total Corporate Bonds
(cost $80,560,144) 81,649,191
Foreign Government Securities 2.1%
OMAN 0.3%
Sultanate of Oman
Government Bond,
6.25%, 1/25/2031 (a) 480,000 508,815
QATAR 1.0%
State of Qatar, 4.82%,
3/14/2049 (a) 1,135,000 1,522,033
UNITED ARAB EMIRATES 0.8%
United Arab Emirates
Government Bond,
3.88%, 4/16/2050 (a) 1,000,000 1,189,200
Total Foreign Government Securities
(cost $2,732,263) 3,220,048
Common Stock 0.2%
Shares
UNITED STATES 0.2%
Energy Equipment & Services 0.2%
FTS International, Inc.,
Class A * 18,426 310,662
Total Common Stock
(cost $347,330) 310,662
Loan Participations 2.1%
Principal
Amount ($)
UNITED STATES 2.1%
Airlines 0.6%
Grupo Aeromexico SAB
de CV, Term Loan,
(ICE LIBOR USD 1
Month + 0.00%), 9.00%,
12/31/2021 (g) 955,000 945,450
Auto Components 0.4%
First Brands Group, LLC,
First Lien Term Loan
B, (ICE LIBOR USD 3
Month + 7.50%), 8.50%,
2/2/2024 (g) 580,540 589,248
Hotels, Restaurants & Leisure 1.1%
Spectacle Gary Holdings,
LLC, Term Loan, (ICE
LIBOR USD 3 Month
+ 9.00%), 11.00%,
12/23/2025 (g) 1,535,800 1,581,874
Loan Participations
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Spectacle Gary, Delayed
Draw Term Loan, (ICE
LIBOR USD 3 Month
+ 9.00%), 11.00%,
12/23/2025 (g) 111,300 114,639
1,696,513
0
Total Loan Participation
(cost $3,126,269)
3,231,211
Convertible Bonds 1.6%
Airlines 1.3%
Air Canada, 4.00%,
07/01/25 (a) 803,000 1,090,072
Southwest Airlines Co.,
1.25%, 05/01/25 625,000 880,469
1,970,541
Equity Real Estate Investment Trusts (REITs) 0.1%
Summit Hotel Properties,
Inc., 1.50%, 02/15/26 115,000 113,131
Pharmaceuticals 0.2%
Tricida , Inc., 3.50%,
05/15/27 (a) 715,000 346,599
Total Convertible Bond
(cost  $2,285,702) 2,430,271
Convertible Preferred Stock 0.7%
Banks 0.7%
Wells Fargo & Co., 7.50%, 705 1,018,020
Total Convertible Preferred Stock
(cost  $1,026,136) 1,018,020
Short-Term Investment 0.3%
Shares
Money Market Fund 0.3%
Fidelity Investments
Money Market
Government Portfolio —
Institutional Class,0.01%
( i )(j) 449,460 449,460
Total Short-Term Investment
(cost $449,460)
449,460
Total Investments
(cost $137,081,449) — 92.7% 141,213,104
Other assets in excess of liabilities — 7.3% 11,154,272
NET ASSETS — 100.0%
$ 152,367,376
* Denotes a non-income producing security.
∞ Fair valued security.

24 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities at January 31, 2021 was $104,806,428 which
represents 68.79% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  The interest rate shown was the current rate as of
January 31, 2021.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate at January 31, 2021.
(d) Security in default.
(e) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(f) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on January
31, 2021. The maturity date reflects the next call date.
(g) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of January 31, 2021.
(h) The security or a portion of this security is on loan at
January 31, 2021. The total value of securities on loan at
January 31, 2021 was $431,488, which was collateralized
by cash used to purchase a money market fund with a
value of $449,460.
( i ) Represents 7-day effective yield as of January 31, 2021.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2021 was $449,460.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
USD United States Dollar

Nationwide Amundi Strategic Income Fund - January 31, 2021 (Unaudited) - Statement of Investments - 25
Centrally Cleared Credit default swap contracts outstanding - buy protection as of January 31, 2021
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
34-V9 5.00 Quarterly 6/20/2025 2.95 USD 45,000,000 (391,233) (3,251,957) (3,643,190)
Markit CDX North
American High
Yield Index Series
35-V1 5.00 Quarterly 12/20/2025 3.16 USD 4,000,000 (259,861) (86,808) (346,669)
Markit CDX
North American
Investment Grade
Index Series
34-V1 1.00 Quarterly 6/20/2025 0.69 USD 13,000,000 (155,553) (33,426) (188,979)
(806,647) (3,372,191) (4,178,838)
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
At January 31, 2021, the Fund had $3,011,258 segregated as collateral for credit default swap contracts.
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of January 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 3,754,458 EUR 3,081,983 Bank of America NA 2/16/2021 13,238
USD 68,022 EUR 55,963 JPMorgan Chase Bank 2/16/2021 88
Net unrealized appreciation 13,326
Currency:
EUR Euro
USD United States dollar

26 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
Futures contracts outstanding as of January 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
Euro- Bobl (10) 3/2021 EUR (1,641,326) (2,991)
Euro-Bund (23) 3/2021 EUR (4,947,340) (15,285)
U.S. Treasury 2 Year Note (6) 3/2021 USD (1,325,859) (1,267)
U.S. Treasury 5 Year Note (11) 3/2021 USD (1,384,625) 35
U.S. Treasury 10 Year Note (15) 3/2021 USD (2,055,469) 434
U.S. Treasury 10 Year Ultra Note (21) 3/2021 USD (3,230,391) 11,514
U.S. Treasury Long Bond (22) 3/2021 USD (3,711,812) 135,221
U.S. Treasury Ultra Bond (45) 3/2021 USD (9,212,344) 448,932
USD 10 Year Interest Rate Swap (27) 3/2021 USD (2,592,844) 53,088
629,681
At January 31, 2021, the Fund had $647,447 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar

Nationwide Amundi Strategic Income Fund - January 31, 2021 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

28 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward
foreign currency contracts, and financial futures contracts.
Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts during the six months ended January
31, 2021 . Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty
or traded through a futures commission merchant and cleared
through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized
to expose the Fund’s cash holdings to the investment
characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create
synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses upon maturity or
termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2021 are
disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 11,920,114 $ – $ 11,920,114
Collateralized Mortgage Obligations – 29,707,259 – 29,707,259
Commercial Mortgage-Backed Securities – 7,276,868 – 7,276,868
Common Stock 310,662 – – 310,662
Convertible Bonds – 2,430,271 – 2,430,271
Convertible Preferred Stock 1,018,020 – – 1,018,020
Corporate Bonds – 81,649,191 – 81,649,191
Foreign Government Securities – 3,220,048 – 3,220,048
Forward Foreign Currency Contracts – 13,326 – 13,326
Futures Contracts 649,224 – – 649,224
Loan Participations – 3,231,211 – 3,231,211
Short-Term Investment 449,460 – – 449,460
Total Assets $ 2,427,366 $ 139,448,288 $ – $ 141,875,654
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (3,372,191) $ – $ (3,372,191)
Futures Contracts (19,543) – – (19,543)
Total Liabilities $ (19,543) $ (3,372,191) $ – $ (3,391,734)
Total $ 2,407,823 $ 136,076,097 $ – $ 138,483,920
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

Nationwide Amundi Strategic Income Fund - January 31, 2021 (Unaudited) - Statement of Investments - 29
payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The
Fund is required to interface with the CCP through a broker.
Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily
change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts.
Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.

30 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2021:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 13,326
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 649,224
Total $ 662,550
Liabilities: s
Swap Contracts(a)
Credit risk Unrealized depreciation on centrally cleared swap contracts (3,372,191)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (19,543)
Total $ (3,391,734)
(a) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard International Equities Fund - January 31, 2021 (Unaudited) - Statement of Investments - 31
Common Stocks 98.0%
Shares Value ($)
ARGENTINA 0.8%
Internet & Direct Marketing Retail 0.5%
MercadoLibre , Inc. * 500 889,755
IT Services 0.3%
Globant SA * 3,000 576,000
1,465,755
AUSTRALIA 6.4%
Banks 1.1%
Commonwealth Bank of
Australia 20,000 1,269,103
National Australia Bank Ltd. 50,000 892,922
2,162,025
Biotechnology 0.6%
CSL Ltd. 6,000 1,241,778
Commercial Services & Supplies 0.4%
Brambles Ltd. 90,000 730,386
Equity Real Estate Investment Trusts (REITs) 0.6%
Goodman Group 80,000 1,078,227
Food & Staples Retailing 0.4%
Woolworths Group Ltd. 25,000 778,160
Metals & Mining 2.7%
BHP Group Ltd. 70,000 2,327,191
BHP Group plc 50,000 1,373,758
Rio Tinto plc 20,000 1,528,454
5,229,403
Multiline Retail 0.6%
Wesfarmers Ltd. 30,000 1,247,602
12,467,581
CANADA 1.4%
Auto Components 0.5%
Magna International, Inc. 15,000 1,056,422
Insurance 0.6%
Sun Life Financial, Inc. 25,000 1,155,426
Metals & Mining 0.3%
Barrick Gold Corp. 25,000 559,250
2,771,098
CHINA 3.5%
Banks 0.4%
China Construction Bank
Corp., Class H 1,100,000 835,674
Entertainment 0.4%
NetEase , Inc., ADR 7,000 804,930
Food Products 0.9%
Tingyi Cayman Islands
Holding Corp. 300,000 596,691
Wilmar International Ltd. 303,736 1,204,445
1,801,136
Interactive Media & Services 0.7%
Tencent Holdings Ltd. 15,000 1,313,146
Internet & Direct Marketing Retail 1.1%
Alibaba Group Holding Ltd.,
ADR * 4,500 1,142,235
Common Stocks
Shares Value ($)
CHINA
Internet & Direct Marketing Retail
JD.com, Inc., ADR * 10,000 886,900
2,029,135
6,784,021
COLOMBIA 0.3%
Banks 0.3%
Grupo Aval Acciones y
Valores SA, ADR (a) 100,000 641,000
DENMARK 2.3%
Air Freight & Logistics 0.4%
DSV PANALPINA A/S 5,000 779,776
Electric Utilities 0.6%
Orsted A/S Reg. S (b) 6,000 1,133,841
Health Care Equipment & Supplies 0.4%
Coloplast A/S, Class B 5,000 746,971
Marine 0.5%
AP Moller - Maersk A/S,
Class B 500 1,034,492
Pharmaceuticals 0.4%
Novo Nordisk A/S, Class B 11,000 765,112
4,460,192
EGYPT 0.4%
Banks 0.4%
Commercial International
Bank Egypt SAE
(Registered), GDR Reg. S 220,000 867,648
FINLAND 1.4%
Machinery 0.5%
Kone OYJ, Class B 12,000 943,365
Multiline Retail 0.4%
Tokmanni Group Corp. 40,000 774,098
Paper & Forest Products 0.5%
Stora Enso OYJ, Class R 55,000 999,941
2,717,404
FRANCE 6.8%
Banks 1.4%
BNP Paribas SA * 30,000 1,444,873
Credit Agricole SA * 120,000 1,362,998
2,807,871
Chemicals 1.1%
Air Liquide SA 13,000 2,124,383
Construction & Engineering 0.6%
Bouygues SA 30,000 1,178,919
Electrical Equipment 1.4%
Schneider Electric SE 18,000 2,638,757
Food & Staples Retailing 0.3%
Carrefour SA 38,000 642,562
Oil, Gas & Consumable Fuels 0.5%
TOTAL SE 22,000 928,755
Personal Products 0.4%
L'Oreal SA 2,000 701,049

32 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
FRANCE
Pharmaceuticals 0.5%
Sanofi 10,000 939,536
Textiles, Apparel & Luxury Goods 0.6%
LVMH Moet Hennessy Louis
Vuitton SE 2,000 1,207,587
13,169,419
GERMANY 7.7%
Air Freight & Logistics 0.9%
Deutsche Post AG
(Registered) 37,000 1,830,969
Automobiles 0.5%
Porsche Automobil Holding
SE (Preference) 13,000 907,632
Chemicals 0.7%
BASF SE 18,000 1,396,385
Construction Materials 0.6%
HeidelbergCement AG 15,000 1,110,661
Diversified Telecommunication Services 0.7%
Deutsche Telekom AG
(Registered) 75,000 1,337,505
Health Care Equipment & Supplies 0.5%
Siemens Healthineers AG
Reg. S (b) 16,000 897,926
Industrial Conglomerates 0.7%
Siemens AG (Registered) 9,000 1,393,801
Insurance 0.8%
Allianz SE (Registered) 7,000 1,586,827
Internet & Direct Marketing Retail 0.6%
Zalando SE Reg. S *(b) 10,000 1,148,512
Multi-Utilities 0.9%
E.ON SE 80,000 847,671
RWE AG 20,000 860,653
1,708,324
Pharmaceuticals 0.4%
Merck KGaA 5,000 835,568
Software 0.4%
SAP SE 6,000 763,792
14,917,902
HONG KONG 3.2%
Capital Markets 0.7%
Hong Kong Exchanges &
Clearing Ltd. 22,000 1,413,221
Diversified Telecommunication Services 0.5%
HKT Trust & HKT Ltd. 750,000 989,248
Food Products 0.5%
WH Group Ltd. Reg. S (b) 1,100,000 899,018
Insurance 0.8%
AIA Group Ltd. 130,000 1,592,815
Real Estate Management & Development 0.7%
CK Asset Holdings Ltd. 250,000 1,267,635
6,161,937
Common Stocks
Shares Value ($)
HUNGARY 0.8%
Banks 0.4%
OTP Bank Nyrt . * 20,000 913,869
Pharmaceuticals 0.4%
Richter Gedeon Nyrt 26,000 733,920
1,647,789
INDIA 0.6%
IT Services 0.6%
Infosys Ltd., ADR 65,000 1,097,200
IRELAND 0.8%
Building Products 0.3%
Kingspan Group plc * 9,000 610,712
Construction Materials 0.5%
CRH plc 22,000 906,026
1,516,738
ISRAEL 1.2%
Software 1.2%
Check Point Software
Technologies Ltd. * 8,000 1,021,920
Nice Ltd., ADR * 5,000 1,306,400
2,328,320
ITALY 1.2%
Electric Utilities 0.7%
Enel SpA 150,000 1,489,454
Electrical Equipment 0.5%
Prysmian SpA 28,000 901,163
2,390,617
JAPAN 22.8%
Auto Components 0.4%
Bridgestone Corp. 20,900 775,707
Automobiles 2.0%
Honda Motor Co. Ltd. 35,000 925,455
Suzuki Motor Corp. 12,800 578,357
Toyota Motor Corp. 25,000 1,748,170
Yamaha Motor Co. Ltd. 35,000 797,425
4,049,407
Banks 0.9%
Mitsubishi UFJ Financial
Group, Inc. 200,000 901,120
Sumitomo Mitsui Financial
Group, Inc. 25,000 778,164
1,679,284
Building Products 0.4%
Daikin Industries Ltd. 4,000 851,620
Capital Markets 0.4%
Nomura Holdings, Inc. 130,000 688,924
Chemicals 1.0%
Mitsui Chemicals, Inc. 35,000 1,006,993
Shin-Etsu Chemical Co. Ltd. 5,000 870,716
1,877,709
Construction & Engineering 0.3%
Obayashi Corp. 60,000 507,303
Diversified Telecommunication Services 0.3%
Nippon Telegraph &
Telephone Corp. 22,000 548,413

Nationwide Bailard International Equities Fund - January 31, 2021 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
JAPAN
Electric Utilities 0.3%
Kansai Electric Power Co.,
Inc. (The) 50,000 493,532
Electrical Equipment 1.1%
Mitsubishi Electric Corp. 90,000 1,376,074
Nidec Corp. 5,000 664,046
2,040,120
Electronic Equipment, Instruments & Components 1.6%
Hitachi Ltd. 20,000 826,079
Keyence Corp. 1,500 806,912
Murata Manufacturing Co.
Ltd. 15,000 1,444,647
3,077,638
Entertainment 0.7%
Nintendo Co. Ltd. 2,500 1,444,860
Food & Staples Retailing 0.5%
Seven & i Holdings Co. Ltd. 27,000 1,025,575
Health Care Equipment & Supplies 0.9%
Hoya Corp. 8,000 1,023,070
Olympus Corp. 35,000 633,941
1,657,011
Health Care Technology 0.3%
M3, Inc. 8,000 670,756
Household Durables 1.5%
Panasonic Corp. 90,000 1,166,610
Sekisui Chemical Co. Ltd. 40,000 722,924
Sony Corp. 13,000 1,244,029
3,133,563
Household Products 0.3%
Unicharm Corp. 12,000 536,765
Insurance 0.3%
Tokio Marine Holdings, Inc. 13,000 649,233
IT Services 1.0%
Fujitsu Ltd. 6,000 913,676
NEC Corp. 20,000 1,085,169
1,998,845
Machinery 0.8%
Komatsu Ltd. 33,000 909,392
SMC Corp. 1,000 606,942
1,516,334
Personal Products 0.8%
Kao Corp. 13,000 946,218
Shiseido Co. Ltd. 8,000 524,981
1,471,199
Pharmaceuticals 1.3%
Astellas Pharma, Inc. 70,000 1,135,516
Daiichi Sankyo Co. Ltd. 18,000 579,970
Takeda Pharmaceutical Co.
Ltd. 25,000 876,560
2,592,046
Professional Services 0.8%
Recruit Holdings Co. Ltd. 35,000 1,524,954
Real Estate Management & Development 0.4%
Mitsubishi Estate Co. Ltd. 44,000 702,182
Road & Rail 0.4%
East Japan Railway Co. 12,000 812,301
Common Stocks
Shares Value ($)
JAPAN
Semiconductors & Semiconductor Equipment 1.0%
Advantest Corp. 11,000 867,089
Tokyo Electron Ltd. 3,000 1,144,287
2,011,376
Specialty Retail 0.4%
Fast Retailing Co. Ltd. 800 688,509
Tobacco 0.3%
Japan Tobacco, Inc. 25,000 496,783
Trading Companies & Distributors 0.9%
ITOCHU Corp. 40,000 1,148,319
Sumitomo Corp. 45,000 598,353
1,746,672
Wireless Telecommunication Services 1.5%
KDDI Corp. 20,000 588,928
SoftBank Corp. 55,000 721,734
SoftBank Group Corp. 20,000 1,540,795
2,851,457
44,120,078
NETHERLANDS 6.5%
Banks 0.6%
ING Groep NV * 140,000 1,243,509
Capital Markets 0.3%
Euronext NV Reg. S (b) 6,000 646,403
Chemicals 0.7%
Akzo Nobel NV 13,000 1,318,104
Food & Staples Retailing 0.8%
Koninklijke Ahold Delhaize
NV 55,000 1,573,886
Health Care Equipment & Supplies 0.4%
Koninklijke Philips NV * 13,263 722,846
IT Services 0.3%
Adyen NV Reg. S *(b) 300 625,106
Professional Services 1.1%
Randstad NV * 15,000 935,598
Wolters Kluwer NV 15,000 1,245,000
2,180,598
Semiconductors & Semiconductor Equipment 2.3%
ASML Holding NV
(Registered), NYRS 6,500 3,472,039
NXP Semiconductors NV 5,000 802,350
4,274,389
12,584,841
PAKISTAN 0.4%
Banks 0.1%
MCB Bank Ltd. 200,000 240,525
Chemicals 0.1%
Engro Fertilizers Ltd. 600,000 243,051
Oil, Gas & Consumable Fuels 0.2%
Oil & Gas Development Co.
Ltd. 500,000 335,069
818,645

34 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
PORTUGAL 1.0%
Electric Utilities 0.6%
EDP - Energias de Portugal
SA 170,000 1,062,444
Food & Staples Retailing 0.4%
Jeronimo Martins SGPS SA 50,000 817,064
1,879,508
RUSSIA 1.0%
Banks 0.4%
Sberbank of Russia PJSC,
ADR 55,000 751,068
Metals & Mining 0.3%
Severstal PAO, GDR Reg. S 30,000 501,100
Oil, Gas & Consumable Fuels 0.3%
LUKOIL PJSC, ADR 11,000 779,245
2,031,413
SINGAPORE 2.1%
Banks 1.4%
DBS Group Holdings Ltd. 75,000 1,410,095
Oversea-Chinese Banking
Corp. Ltd. 175,000 1,351,355
2,761,450
Real Estate Management & Development 0.4%
CapitaLand Ltd. 300,000 721,010
Road & Rail 0.3%
ComfortDelGro Corp. Ltd. 473,733 563,197
4,045,657
SOUTH AFRICA 0.8%
Metals & Mining 0.8%
Anglo American plc 45,000 1,479,787
SOUTH KOREA 2.5%
Banks 0.4%
KB Financial Group, Inc. 20,000 723,456
Chemicals 0.3%
LG Chem Ltd. 800 652,159
Interactive Media & Services 0.5%
NAVER Corp. 3,000 920,272
Technology Hardware, Storage & Peripherals 1.0%
Samsung Electronics Co. Ltd. 25,000 1,824,548
Wireless Telecommunication Services 0.3%
SK Telecom Co. Ltd. 3,000 654,559
4,774,994
SWEDEN 2.9%
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A * 60,000 655,465
Communications Equipment 0.8%
Telefonaktiebolaget LM
Ericsson, Class B 130,000 1,642,281
Household Durables 0.5%
Husqvarna AB, Class B 80,000 991,392
Machinery 1.3%
Alfa Laval AB * 45,000 1,181,093
Common Stocks
Shares Value ($)
SWEDEN
Machinery
Volvo AB, Class B * 50,000 1,235,716
2,416,809
5,705,947
SWITZERLAND 6.9%
Capital Markets 0.5%
UBS Group AG (Registered) 70,000 1,010,553
Construction Materials 0.6%
LafargeHolcim Ltd.
(Registered) * 20,000 1,079,522
Food Products 1.6%
Nestle SA (Registered) 27,500 3,080,732
Insurance 0.5%
Swiss Life Holding AG
(Registered) 2,000 910,103
Life Sciences Tools & Services 0.3%
Lonza Group AG (Registered) 1,000 639,688
Pharmaceuticals 2.2%
Novartis AG (Registered) 15,000 1,356,827
Roche Holding AG 9,000 3,102,142
4,458,969
Semiconductors & Semiconductor Equipment 0.4%
STMicroelectronics NV 20,000 806,345
Technology Hardware, Storage & Peripherals 0.8%
Logitech International SA
(Registered) 14,000 1,459,856
13,445,768
TAIWAN 1.9%
Electronic Equipment, Instruments & Components 0.4%
Delta Electronics, Inc. 70,000 707,613
Entertainment 0.4%
Sea Ltd., ADR * 4,000 866,840
Semiconductors & Semiconductor Equipment 1.1%
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 17,000 2,065,840
3,640,293
UNITED KINGDOM 8.9%
Aerospace & Defense 0.7%
BAE Systems plc 200,000 1,264,969
Banks 0.7%
Barclays plc * 400,000 731,754
Standard Chartered plc * 100,000 607,222
1,338,976
Beverages 0.5%
Diageo plc 22,000 887,805
Diversified Telecommunication Services 0.4%
BT Group plc * 400,000 687,641
Household Durables 0.4%
Persimmon plc 20,000 697,820
Industrial Conglomerates 0.7%
CK Hutchison Holdings Ltd. 200,000 1,387,087

Nationwide Bailard International Equities Fund - January 31, 2021 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
UNITED KINGDOM
Insurance 1.2%
Direct Line Insurance Group
plc 220,000 903,008
Phoenix Group Holdings plc 90,000 831,396
Prudential plc 40,000 641,252
2,375,656
Oil, Gas & Consumable Fuels 1.0%
BP plc 500,000 1,858,043
Personal Products 1.2%
Unilever plc (a) 30,000 1,748,623
Unilever plc (a) 10,000 581,290
2,329,913
Pharmaceuticals 1.2%
AstraZeneca plc, ADR (a) 27,000 1,366,199
GlaxoSmithKline plc 65,000 1,207,511
2,573,710
Professional Services 0.6%
RELX plc 50,000 1,240,256
Tobacco 0.3%
British American Tobacco plc 17,000 618,728
17,260,604
UNITED STATES 1.5%
Automobiles 0.8%
Stellantis NV 104,519 1,587,264
Trading Companies & Distributors 0.7%
Ferguson plc 12,000 1,396,161
2,983,425
Total Common Stocks
(cost $152,181,364) 190,175,581
Exchange Traded Fund 0.7%
UNITED STATES 0.7%
VanEck Vectors Vietnam ETF 75,000 1,269,000
Total Exchange Traded Fund
(cost $1,361,151) 1,269,000
Short-Term Investment 1.1%
Shares Value ($)
Money Market Fund 1.1%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (c)(d) 2,091,623 2,091,623
Total Short-Term Investment
(cost $2,091,623) 2,091,623
Total Investments
(cost $155,634,138)   — 99.8% 193,536,204
Other assets in excess of liabilities — 0.2% 385,002
NET ASSETS — 100.0%
$ 193,921,206
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at January
31, 2021. The total value of securities on loan at January
31, 2021 was $2,082,719, which was collateralized by cash
used to purchase a money market fund with a total value of
$2,091,623 and by $107,629 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 3.13%, and maturity dates ranging from 4/8/2021 –
2/15/2049; a total value of $2,199,252.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at January 31, 2021 was
$5,350,806 which represents 2.76% of net assets.
(c) Represents 7-day effective yield as of January 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2021 was $2,091,623.
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
NYRS New York Registry Shares
Preference A special type of equity investment that shares in the earnings of the company, has limited voting rights,
and may have a dividend preference. Preference
shares may also have liquidation preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of 1933,
which exempts from registration securities offered
and sold outside of the United States. Such security
cannot be sold in the United States without either an
effective registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an exemption
from registration. Currently there is no restriction on
trading this security.
REIT Real Estate Investment Trust

36 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bailard International Equities Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Bailard International Equities Fund - January 31, 2021 (Unaudited) - Statement of Investments - 37
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 1,264,969 $ – $ 1,264,969
Air Freight & Logistics – 2,610,745 – 2,610,745
Auto Components 1,056,422 775,707 – 1,832,129
Automobiles 1,587,264 4,957,039 – 6,544,303
Banks 641,000 16,980,820 – 17,621,820
Beverages – 887,805 – 887,805
Biotechnology – 1,241,778 – 1,241,778
Building Products – 1,462,332 – 1,462,332
Capital Markets – 3,759,101 – 3,759,101
Chemicals – 7,611,791 – 7,611,791
Commercial Services & Supplies – 730,386 – 730,386
Communications Equipment – 1,642,281 – 1,642,281
Construction & Engineering – 1,686,222 – 1,686,222
Construction Materials – 3,096,209 – 3,096,209
Diversified Telecommunication Services – 3,562,807 – 3,562,807
Electric Utilities – 4,179,271 – 4,179,271
Electrical Equipment – 5,580,040 – 5,580,040
Electronic Equipment, Instruments &
Components – 3,785,251 – 3,785,251
Entertainment 1,671,770 1,444,860 – 3,116,630
Equity Real Estate Investment Trusts
(REITs) – 1,078,227 – 1,078,227
Food & Staples Retailing – 4,837,247 – 4,837,247
Food Products – 5,780,886 – 5,780,886
Health Care Equipment & Supplies – 4,024,754 – 4,024,754
Health Care Technology – 670,756 – 670,756
Household Durables – 4,822,775 – 4,822,775
Household Products – 536,765 – 536,765
Industrial Conglomerates – 2,780,888 – 2,780,888
Insurance 1,155,426 7,114,634 – 8,270,060
Interactive Media & Services – 2,233,418 – 2,233,418
Internet & Direct Marketing Retail 2,918,890 1,148,512 – 4,067,402
IT Services 1,673,200 2,623,951 – 4,297,151
Life Sciences Tools & Services – 639,688 – 639,688
Machinery – 4,876,508 – 4,876,508
Marine – 1,034,492 – 1,034,492
Metals & Mining 559,250 7,210,290 – 7,769,540
Multiline Retail – 2,021,700 – 2,021,700
Multi-Utilities – 1,708,324 – 1,708,324
Oil, Gas & Consumable Fuels – 3,901,112 – 3,901,112
Paper & Forest Products – 999,941 – 999,941
Personal Products 581,290 3,920,871 – 4,502,161
Pharmaceuticals 1,366,199 11,532,662 – 12,898,861
Professional Services – 4,945,808 – 4,945,808
Real Estate Management & Development – 2,690,827 – 2,690,827
Road & Rail – 1,375,498 – 1,375,498
Semiconductors & Semiconductor
Equipment 6,340,229 2,817,721 – 9,157,950
Software 2,328,320 763,792 – 3,092,112
Specialty Retail – 688,509 – 688,509
Technology Hardware, Storage &
Peripherals – 3,284,404 – 3,284,404
Textiles, Apparel & Luxury Goods – 1,207,587 – 1,207,587
Tobacco – 1,115,511 – 1,115,511
Trading Companies & Distributors – 3,142,833 – 3,142,833
Wireless Telecommunication Services – 3,506,016 – 3,506,016
Total Common Stocks $ 21,879,260 $ 168,296,321 $ – $ 190,175,581
Exchange Traded Fund 1,269,000 – – 1,269,000

38 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bailard International Equities Fund
Level 1 Level 2 Level 3 Total
Assets:
Short-Term Investment $ 2,091,623 $ – $ – $ 2,091,623
Total $ 25,239,883 $ 168,296,321 $ – $ 193,536,204
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Emerging Markets Debt Fund - January 31, 2021 (Unaudited) - Statement of Investments - 39
Corporate Bonds 28.3%
Principal
Amount ($) Value ($)
BRAZIL 2.1%
Chemicals 0.8%
Braskem Netherlands
Finance BV, 4.50%,
1/31/2030(a) 620,000 630,075
Health Care Providers & Services 0.4%
Rede D'or Finance Sarl ,
4.50%, 1/22/2030(a) 296,000 302,518
Internet & Direct Marketing Retail 0.3%
B2W Digital Lux Sarl ,
4.38%, 12/20/2030(a) 200,000 207,000
Paper & Forest Products 0.6%
Suzano Austria GmbH,
5.00%, 1/15/2030 383,000 432,985
1,572,578
CHINA 2.9%
Automobiles 1.0%
Geely Automobile Holdings
Ltd., Reg. S, 3.63%,
1/25/2023 700,000 722,659
Internet & Direct Marketing Retail 0.2%
Prosus NV, 4.03%,
8/3/2050(a) 200,000 199,849
Real Estate Management & Development 1.7%
China Aoyuan Group Ltd.,
Reg. S, 6.35%, 2/8/2024 350,000 363,098
CIFI Holdings Group Co.
Ltd., Reg. S, 6.55%,
3/28/2024 350,000 372,050
Longfor Group Holdings
Ltd., Reg. S, 3.95%,
9/16/2029 571,000 620,850
1,355,998
2,278,506
COLOMBIA 1.7%
Banks 0.6%
Grupo Aval Ltd., 4.38%,
2/4/2030(a) 440,000 454,520
Oil, Gas & Consumable Fuels 1.1%
Ecopetrol SA, 6.88%,
4/29/2030 287,000 357,315
Transportadora de Gas
Internacional SA ESP,
5.55%, 11/1/2028(a) 400,000 464,498
821,813
1,276,333
CONGO, DEMOCRATIC REPUBLIC OF THE 0.4%
Machinery 0.4%
HTA Group Ltd., 7.00%,
12/18/2025(a) 273,000 291,837
Corporate Bonds
Principal
Amount ($) Value ($)
DOMINICAN REPUBLIC 0.5%
Electric Utilities 0.5%
AES Andres BV, Reg. S,
7.95%, 5/11/2026 340,000 355,303
GEORGIA 1.4%
Banks 1.0%
Bank of Georgia JSC,
Reg. S, 6.00%,
7/26/2023 749,000 780,833
Electric Utilities 0.4%
Georgia Global
Utilities JSC, 7.75%,
7/30/2025(a) 340,000 348,364
1,129,197
GUATEMALA 0.2%
Banks 0.2%
Banco Industrial SA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.44%), 4.88%,
1/29/2031(a)(b) 164,000 167,690
INDIA 1.1%
Diversified Financial Services 0.7%
REC Ltd., Reg. S, 4.63%,
3/22/2028 493,000 542,344
Electric Utilities 0.4%
Adani Electricity
Mumbai Ltd., 3.95%,
2/12/2030(a) 281,000 295,068
837,412
INDONESIA 2.9%
Banks 0.9%
Bank Mandiri Persero
Tbk . PT, Reg. S, 3.75%,
4/11/2024 337,000 356,883
Bank Rakyat Indonesia
Persero Tbk . PT, Reg.
S, 4.63%, 7/20/2023 325,000 348,725
705,608
Diversified Telecommunication Services 0.5%
Tower Bersama
Infrastructure Tbk .
PT, Reg. S, 2.75%,
1/20/2026 354,000 359,726
Electric Utilities 0.9%
LLPL Capital Pte. Ltd.,
Reg. S, 6.88%, 2/4/2039 316,443 382,263
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara, 6.25%,
1/25/2049(a) 265,000 349,137
731,400

40 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Emerging Markets Debt Fund
Corporate Bonds
Principal
Amount ($) Value ($)
INDONESIA
Oil, Gas & Consumable Fuels 0.6%
Medco Oak Tree Pte.
Ltd., Reg. S, 7.38%,
5/14/2026 461,000 489,236
2,285,970
ISRAEL 0.9%
Pharmaceuticals 0.9%
Teva Pharmaceutical
Finance Netherlands III
BV, 6.00%, 4/15/2024 656,000 690,867
KAZAKHSTAN 0.5%
Oil, Gas & Consumable Fuels 0.5%
KazMunayGas National
Co. JSC, Reg. S, 4.75%,
4/19/2027 330,000 382,437
KUWAIT 0.4%
Chemicals 0.4%
MEGlobal Canada
ULC, Reg. S, 5.88%,
5/18/2030 210,000 260,820
MEXICO 3.4%
Banks 0.6%
BBVA Bancomer SA, Reg.
S, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 5.13%,
1/18/2033(b) 420,000 443,541
Chemicals 0.3%
Orbia Advance Corp. SAB
de CV, Reg. S, 5.88%,
9/17/2044 200,000 244,853
Consumer Finance 0.3%
Unifin Financiera SAB
de CV, Reg. S, 7.00%,
1/15/2025 238,000 222,148
Equity Real Estate Investment Trusts (REITs) 0.6%
Trust Fibra Uno, Reg. S,
6.95%, 1/30/2044 375,000 461,438
Oil, Gas & Consumable Fuels 1.2%
Petroleos Mexicanos , Reg.
S, 7.19%, 9/12/2024 MXN 11,891,200 530,329
Petroleos Mexicanos ,
Series 14-2, 7.47%,
11/12/2026 MXN 9,600,000 404,531
934,860
Wireless Telecommunication Services 0.4%
Sixsigma Networks Mexico
SA de CV, 7.50%,
5/2/2025(a) 377,000 337,415
2,644,255
Corporate Bonds
Principal
Amount ($) Value ($)
MOROCCO 0.7%
Specialty Retail 0.7%
Vivo Energy Investments
BV, 5.13%, 9/24/2027(a) 517,000 548,123
NIGERIA 1.4%
Banks 0.6%
First Bank of Nigeria Ltd.,
8.63%, 10/27/2025(a) 400,000 441,960
Construction & Engineering 0.8%
IHS Netherlands Holdco
BV, 7.13%, 3/18/2025(a) 580,000 606,100
1,048,060
PANAMA 0.7%
Media 0.4%
Cable Onda SA, 4.50%,
1/30/2030(a) 283,000 305,640
Oil, Gas & Consumable Fuels 0.3%
UEP Penonome II SA,
6.50%, 10/1/2038(a) 200,000 209,600
515,240
RUSSIA 1.2%
Banks 0.5%
Sovcombank , Reg. S,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.38%), 7.75%,
5/06/2025(b)(c) 400,000 414,400
Consumer Finance 0.7%
GTLK Europe DAC, Reg.
S, 5.13%, 5/31/2024 540,000 573,415
987,815
SAUDI ARABIA 0.4%
Real Estate Management & Development 0.4%
Dar Al- Arkan Sukuk Co.
Ltd., Reg. S, 6.75%,
2/15/2025 290,000 289,643
SINGAPORE 0.5%
Oil, Gas & Consumable Fuels 0.5%
Puma International
Financing SA, 5.00%,
1/24/2026(a) 404,000 388,850
SOUTH AFRICA 1.1%
Chemicals 0.3%
Sasol Financing USA LLC,
5.88%, 3/27/2024 200,000 210,500
Diversified Telecommunication Services 0.5%
Liquid Telecommunications
Financing plc, Reg. S,
8.50%, 7/13/2022 365,000 373,256

Nationwide Emerging Markets Debt Fund - January 31, 2021 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
SOUTH AFRICA
Electric Utilities 0.3%
Eskom Holdings SOC
Ltd., Reg. S, 7.13%,
2/11/2025 200,000 213,648
797,404
SPAIN 0.4%
Construction & Engineering 0.4%
International Airport
Finance SA, 12.00%,
3/15/2033(a) 356,173 345,488
TUNISIA 2.0%
Banks 2.0%
Banque Centrale de
Tunisie International
Bond
6.75%, 10/31/2023(a) EUR 708,000 808,759
Reg. S, 5.63%,
2/17/2024 EUR 641,000 713,165
1,521,924
UKRAINE 0.5%
Metals & Mining 0.5%
Metinvest BV, 8.50%,
4/23/2026(a) 338,000 376,099
UNITED ARAB EMIRATES 1.0%
Diversified Financial Services 0.5%
ICD Sukuk Co. Ltd., Reg.
S, 5.00%, 2/1/2027 370,000 407,925
Oil, Gas & Consumable Fuels 0.5%
Galaxy Pipeline Assets
Bidco Ltd., 2.63%,
3/31/2036(a) 364,000 367,500
775,425
VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Petroleos de Venezuela
SA, Reg. S, 5.50%,
4/12/2037(d) 560,000 21,000
Total Corporate Bonds
(cost $20,672,766) 21,788,276
Foreign Government Securities 65.0%
ANGOLA 0.4%
Republic of Angola, Reg.
S, 9.50%, 11/12/2025 300,000 318,390
ARGENTINA 2.1%
Argentine Republic
1.00%, 7/9/2029 154,204 63,995
0.12%, 7/9/2030 (e) 758,991 290,693
0.12%, 7/9/2035 (e) 1,390,528 476,256
0.12%, 1/9/2038 (e) 192,079 75,391
0.12%, 7/9/2046 (e) 2,045,730 705,777
1,612,112
Foreign Government Securities
Principal
Amount ($) Value ($)
ARMENIA 1.2%
Republic of Armenia
Reg. S, 7.15%,
3/26/2025 248,000 286,016
3.95%, 9/26/2029 (a) 670,000 678,234
964,250
BAHAMAS 2.0%
Commonwealth of the
Bahamas
6.00%, 11/21/2028 (a) 1,200,000 1,150,200
8.95%, 10/15/2032 (a) 350,000 377,125
1,527,325
BARBADOS 0.2%
Barbados Government
Bond, Reg. S, 6.50%,
10/1/2029 157,800 158,589
BELARUS 1.2%
Republic of Belarus
Ministry of Finance
5.88%, 2/24/2026 (a) 450,000 460,220
6.38%, 2/24/2031 (a) 450,000 456,295
916,515
BELIZE 0.4%
Belize Government
Bond, Reg. S, 4.94%,
2/20/2034 (e)(f) 710,990 300,028
BENIN 1.4%
Benin Government Bond
4.88%, 1/19/2032 (a) EUR 770,000 925,089
6.88%, 1/19/2052 (a) 100,000 128,002
1,053,091
BRAZIL 5.6%
Notas do Tesouro Nacional
10.00%, 1/1/2029 BRL 13,981,000 2,953,583
10.00%, 1/1/2031 6,431,000 1,364,537
4,318,120
COLOMBIA 3.0%
Titulos de Tesoreria
7.50%, 8/26/2026 COP 716,500,000 232,764
7.00%, 6/30/2032 4,119,900,000 1,255,483
7.25%, 10/18/2034 660,300,000 203,244
7.25%, 10/26/2050 2,185,100,000 648,054
2,339,545
CZECH REPUBLIC 0.5%
Czech Republic, 1.50%,
4/24/2040 CZK 8,240,000 370,860
DOMINICAN REPUBLIC 0.3%
Dominican Republic
Government Bond,
5.30%, 1/21/2041 (a) 211,000 217,857
ECUADOR 0.4%
Republic of Ecuador
0.00%, 7/31/2030 (a) 106,139 45,641
0.50%, 7/31/2030 (a)(e) 357,333 190,280
Reg. S, 0.50%,
7/31/2030 (e) 34,000 18,105

42 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Emerging Markets Debt Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
ECUADOR
Republic of Ecuador
0.50%, 7/31/2035 (a)(e) 113,689 51,728
305,754
EGYPT 3.2%
Arab Republic of Egypt
5.75%, 5/29/2024 (a) 600,000 645,792
7.60%, 3/1/2029 (a) 489,000 550,154
5.63%, 4/16/2030 (a) EUR 668,000 837,111
Reg. S, 8.88%,
5/29/2050 350,000 395,948
2,429,005
EL SALVADOR 1.8%
Republic of El Salvador
Reg. S, 5.88%,
1/30/2025 310,000 300,855
Reg. S, 8.63%,
2/28/2029 737,000 760,952
9.50%, 7/15/2052 (a) 343,000 357,406
1,419,213
GHANA 0.6%
Republic of Ghana, 8.63%,
6/16/2049 (a) 467,000 468,728
HUNGARY 0.6%
Hungary Government
Bond, 2.25%, 4/20/2033 HUF 126,000,000 431,932
INDONESIA 3.2%
Republic of Indonesia
6.13%, 5/15/2028 IDR 6,096,000,000 434,432
7.00%, 9/15/2030 4,295,000,000 320,882
6.63%, 5/15/2033 12,831,000,000 919,707
8.38%, 3/15/2034 9,717,000,000 784,328
2,459,349
IRAQ 1.2%
Republic of Iraq
Reg. S, 6.75%, 3/9/2023 460,000 450,225
Reg. S, 5.80%,
1/15/2028 473,375 445,020
895,245
IVORY COAST 0.6%
Republic of Cote d'Ivoire
4.88%, 1/30/2032 (a) EUR 120,000 149,521
Reg. S, 6.88%,
10/17/2040 250,000 341,020
490,541
MALAYSIA 1.3%
Malaysia Government
Bond, 3.91%, 7/15/2026 MYR 3,615,000 970,242
MEXICO 5.7%
Mex Bonos Desarr Fix Rt
5.75%, 3/5/2026 MXN 51,954,400 2,661,310
7.50%, 6/3/2027 8,145,700 454,330
8.50%, 11/18/2038 21,555,700 1,284,467
4,400,107
Foreign Government Securities
Principal
Amount ($) Value ($)
MOROCCO 1.3%
Kingdom of Morocco,
1.50%, 11/27/2031 (a) EUR 813,000 972,310
NIGERIA 1.0%
Federal Republic of
Nigeria
Reg. S, 7.63%,
11/21/2025 375,000 429,938
7.14%, 2/23/2030 (a) 297,000 318,532
748,470
PARAGUAY 0.5%
Republic of Paraguay,
5.40%, 3/30/2050 (a) 314,000 390,145
PERU 0.6%
Bonos de la Tesoreria ,
5.35%, 8/12/2040 PEN 1,751,000 491,304
QATAR 3.6%
State of Qatar
4.50%, 4/23/2028 (a) 922,000 1,106,492
Reg. S, 4.82%,
3/14/2049 1,230,000 1,649,428
2,755,920
ROMANIA 1.4%
Romania Government
Bond
5.00%, 2/12/2029 RON 250,000 73,141
3.65%, 9/24/2031 2,155,000 572,887
4.75%, 10/11/2034 1,590,000 457,754
1,103,782
RUSSIA 3.9%
Russian Federation
6.90%, 5/23/2029 RUB 83,459,000 1,158,027
7.65%, 4/10/2030 126,462,000 1,841,185
2,999,212
SAUDI ARABIA 0.4%
Kingdom of Saudi
Arabia, Reg. S, 4.63%,
10/4/2047 270,000 323,352
SERBIA 0.6%
Republic of Serbia, 1.50%,
6/26/2029 (a) EUR 358,000 444,365
SOUTH AFRICA 3.8%
Republic of South Africa,
8.25%, 3/31/2032 ZAR 49,183,000 2,943,759
THAILAND 2.4%
Kingdom of Thailand
Reg. S, 1.25%,
3/12/2028 (g) THB 41,558,370 1,396,042
3.78%, 6/25/2032 10,456,000 435,443
1,831,485
TURKEY 1.1%
Republic of Turkey
6.13%, 10/24/2028 330,000 350,494
7.63%, 4/26/2029 400,000 460,952
811,446

Nationwide Emerging Markets Debt Fund - January 31, 2021 (Unaudited) - Statement of Investments - 43
Foreign Government Securities
Principal
Amount ($) Value ($)
UKRAINE 2.5%
Ukraine Government Bond
Reg. S, 7.75%, 9/1/2023 1,298,000 1,412,159
Reg. S, 7.38%,
9/25/2032 466,000 499,683
1,911,842
UNITED ARAB EMIRATES 1.4%
Sharjah Sukuk Program
Ltd., Reg. S, 3.23%,
10/23/2029 680,000 710,587
United Arab Emirates
Government Bond,
3.13%, 4/16/2030 (a) 349,000 389,435
1,100,022
URUGUAY 2.5%
Oriental Republic of
Uruguay
Reg. S, 8.50%,
3/15/2028 UYU 20,572,000 512,842
4.38%, 12/15/2028 (g) 50,877,899 1,412,607
1,925,449
UZBEKISTAN 1.1%
Republic of Uzbekistan
Reg. S, 4.75%,
2/20/2024 287,000 308,525
3.70%, 11/25/2030 (a) 325,000 335,323
Reg. S, 3.70%,
11/25/2030 200,000 206,353
850,201
VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%
†
Bolivarian Republic of
Venezuela, Reg. S,
11.75%, 10/21/2026 (d) 445,000 41,162
Total Foreign Government Securities
(cost $48,125,808) 50,011,024
Total Investments
(cost $68,798,574) — 93.3% 71,799,300
Other assets in excess of liabilities — 6.7% 5,147,399
NET ASSETS — 100.0%
$ 76,946,699
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities at January 31, 2021 was $20,092,075 which
represents 26.11% of net assets.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of January 31, 2021.
(c) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on January
31, 2021. The maturity date reflects the next call date.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate at January 31, 2021.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(g) Principal amounts are not adjusted for inflation.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Currency:
BRL Brazilian Real
COP Colombian Peso
CZK Czech Republic Koruna
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
MXN Mexican Peso
MYR Malaysia Ringgit
PEN Peru Nuevo Sol
RON Romanian Leu
RUB Russia Ruble
THB Thailand Baht
UYU Uruguay Peso Uruguayo
ZAR South Africa Rand

44 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Emerging Markets Debt Fund
Forward Foreign Currency Contracts outstanding as of January 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CZK 48,867,057 USD 2,271,230 Credit Lyonnais 4/20/2021 7,929
INR 91,240,000 USD 1,232,941 Credit Agricole Securities USA,
Inc.
**
4/20/2021 3,702
TRY 5,650,000 USD 738,166 Barclays Bank plc 4/20/2021 9,646
TRY 9,900,000 USD 1,288,900 HSBC Bank plc 4/20/2021 21,427
TRY 5,000,000 USD 652,656 Royal Bank of Canada 4/20/2021 9,125
USD 1,077,707 BRL 5,695,000 Deutsche Bank Securities, Inc.
**
4/20/2021 39,138
USD 203,383 COP 710,000,000 Deutsche Bank Securities, Inc.
**
4/20/2021 5,050
USD 1,591,010 COP 5,550,000,000 Royal Bank of Canada
**
4/20/2021 40,662
USD 5,296,041 EUR 4,344,592 Royal Bank of Canada 4/20/2021 14,465
USD 405,722 MXN 8,130,000 Deutsche Bank Securities, Inc. 4/20/2021 12,399
USD 1,208,176 MXN 24,000,000 Royal Bank of Canada 4/20/2021 47,077
USD 1,904,785 PEN 6,880,000 HSBC Bank plc
**
4/20/2021 13,731
USD 302,232 RUB 22,500,000 Calyon Financial, Inc.
**
4/20/2021 7,518
ZAR 9,750,000 USD 635,348 HSBC Bank plc 4/20/2021 2,278
Total unrealized appreciation 234,147
CNY 16,500,000 USD 2,542,041 Credit Lyonnais
**
4/20/2021 (4,326)
PEN 635,000 USD 175,769 Credit Agricole Securities USA,
Inc.
**
4/20/2021 (1,231)
PEN 4,430,000 USD 1,225,819 Royal Bank of Canada
**
4/20/2021 (8,178)
RUB 41,000,000 USD 554,265 HSBC Bank plc
**
4/20/2021 (17,229)
USD 654,147 COP 2,360,000,000 Royal Bank of Canada
**
4/20/2021 (5,100)
USD 230,768 HUF 68,300,000 Barclays Bank plc 4/20/2021 (1,245)
USD 862,367 IDR 12,210,000,000 Barclays Bank plc
**
4/20/2021 (1,808)
USD 891,130 PLN 3,330,000 Barclays Bank plc 4/20/2021 (3,668)
USD 1,168,532 THB 35,100,000 HSBC Bank plc 4/20/2021 (3,953)
USD 1,766,078 ZAR 27,080,000 Barclays Bank plc 4/20/2021 (4,888)
Total unrealized depreciation (51,626)
Net unrealized appreciation 182,521
** Non-deliverable forward.
At January 31, 2021, the Fund had $270,000 segregated as collateral for Forward foreign currency contracts.
Currency:
BRL Brazilian real
CNY Chinese yuan
COP Colombian peso
CZK Czech koruna
EUR Euro
HUF Hungarian forint
IDR Indonesian rupiah
INR Indian rupee
MXN Mexican peso
PEN Peruvian nuevo sol
PLN Polish zloty
RUB Russian ruble
THB Thai baht
TRY Turkish lira
USD United States dollar
ZAR South African rand

Nationwide Emerging Markets Debt Fund - January 31, 2021 (Unaudited) - Statement of Investments - 45
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 21,788,276 $ – $ 21,788,276
Foreign Government Securities – 50,011,024 – 50,011,024
Forward Foreign Currency Contracts – 234,147 – 234,147
Total Assets $ – $ 72,033,447 $ – $ 72,033,447
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (51,626) $ – $ (51,626)
Total Liabilities $ – $ (51,626) $ – $ (51,626)
Total $ – $ 71,981,821 $ – $ 71,981,821
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

46 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Emerging Markets Debt Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2021:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 234,147
Total $ 234,147
Liabilities: s
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (51,626)
Total $ (51,626)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Global Sustainable Equity Fund - January 31, 2021 (Unaudited) - Statement of Investments - 47
0
Common Stocks 99.3%
Shares Value ($)
AUSTRALIA 0.8%
Commercial Services & Supplies 0.8%
Brambles Ltd. 57,622 467,626
AUSTRIA 0.9%
Banks 0.9%
Erste Group Bank AG 16,317 497,621
BELGIUM 1.0%
Banks 1.0%
KBC Group NV * 8,229 575,288
CHINA 3.2%
Automobiles 0.9%
Li Auto, Inc., ADR *(a) 16,050 517,613
Chemicals 0.0%
†
Tianhe Chemicals Group Ltd.
*^∞ 2,702,000 0
Insurance 1.3%
Ping An Insurance Group Co.
of China Ltd., Class H 57,000 672,288
Internet & Direct Marketing Retail 1.0%
Prosus NV * 4,947 574,786
IT Services 0.0%
†
Kuaishou Technology Reg. S
*∞(b) 400 5,933
1,770,620
DENMARK 2.0%
Biotechnology 1.3%
Genmab A/S * 1,814 723,165
Pharmaceuticals 0.7%
H Lundbeck A/S 11,087 395,673
1,118,838
FINLAND 1.9%
Oil, Gas & Consumable Fuels 1.9%
Neste OYJ 14,712 1,039,475
GERMANY 2.3%
Auto Components 1.6%
Continental AG 6,411 901,195
Household Products 0.7%
Henkel AG & Co. KGaA
(Preference) 3,864 401,331
1,302,526
INDIA 1.3%
Banks 1.3%
Axis Bank Ltd., GDR Reg. S * 16,088 720,285
INDONESIA 1.2%
Banks 1.2%
Bank Mandiri Persero Tbk . PT 1,426,700 670,159
ITALY 1.3%
Electrical Equipment 1.3%
Prysmian SpA 22,541 725,469
JAPAN 7.8%
Diversified Financial Services 1.0%
ORIX Corp. 34,000 551,240
Common Stocks
Shares Value ($)
JAPAN
Diversified Telecommunication Services 0.6%
Nippon Telegraph &
Telephone Corp. 13,900 346,497
Entertainment 0.9%
Nintendo Co. Ltd. 900 520,150
Health Care Equipment & Supplies 0.8%
Hoya Corp. 3,700 473,170
Household Durables 2.4%
Sony Corp. 13,300 1,272,737
Pharmaceuticals 1.3%
Takeda Pharmaceutical Co.
Ltd. 20,659 724,354
Professional Services 0.8%
TechnoPro Holdings, Inc. 6,100 467,648
4,355,796
NETHERLANDS 2.3%
Food & Staples Retailing 1.2%
Koninklijke Ahold Delhaize
NV 23,418 670,132
Semiconductors & Semiconductor Equipment 1.1%
NXP Semiconductors NV 3,704 594,381
1,264,513
NORWAY 1.4%
Oil, Gas & Consumable Fuels 1.4%
Equinor ASA 44,577 797,113
SOUTH AFRICA 1.0%
Internet & Direct Marketing Retail 1.0%
Naspers Ltd., Class N 2,423 556,152
SWITZERLAND 2.7%
Health Care Equipment & Supplies 1.1%
Alcon, Inc. * 8,639 619,642
Insurance 1.6%
Zurich Insurance Group AG 2,270 903,735
1,523,377
UNITED KINGDOM 9.2%
Chemicals 2.1%
Linde plc 4,543 1,114,852
Diversified Telecommunication Services 1.2%
BT Group plc * 395,036 679,107
Electronic Equipment, Instruments & Components 1.3%
Spectris plc 17,863 741,809
Paper & Forest Products 0.7%
Mondi plc 17,510 413,872
Personal Products 1.4%
Unilever plc 13,628 792,183
Software 1.1%
Sage Group plc (The) 77,518 625,741
Trading Companies & Distributors 1.4%
Ashtead Group plc 15,770 796,941
5,164,505

48 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Global Sustainable Equity Fund
Common Stocks
Shares Value ($)
UNITED STATES 59.0%
Airlines 1.9%
Southwest Airlines Co. 23,764 1,044,190
Auto Components 2.5%
Aptiv plc 10,475 1,399,460
Banks 1.3%
Wells Fargo & Co. 24,821 741,651
Biotechnology 2.2%
AbbVie, Inc. 5,419 555,340
BioMarin Pharmaceutical,
Inc. * 4,289 355,043
Mirati Therapeutics, Inc. * 1,483 304,504
1,214,887
Capital Markets 3.3%
Ameriprise Financial, Inc. 4,125 816,214
T. Rowe Price Group, Inc. 6,542 1,023,692
1,839,906
Chemicals 1.7%
Ecolab, Inc. 4,645 949,949
Commercial Services & Supplies 2.9%
Montrose Environmental
Group, Inc. * 24,907 921,061
MSA Safety, Inc. 4,344 678,185
1,599,246
Communications Equipment 1.1%
Ciena Corp. * 11,299 603,254
Electrical Equipment 0.8%
Shoals Technologies Group,
Inc., Class A * 13,798 468,166
Electronic Equipment, Instruments & Components 4.1%
Keysight Technologies, Inc. * 7,659 1,084,437
National Instruments Corp. 13,314 551,200
Trimble, Inc. * 9,965 656,793
2,292,430
Entertainment 1.3%
Electronic Arts, Inc. 5,001 716,143
Food & Staples Retailing 1.4%
Costco Wholesale Corp. 2,272 800,721
Health Care Equipment & Supplies 1.4%
Hill-Rom Holdings, Inc. 2,833 272,081
Medtronic plc 4,400 489,852
761,933
Health Care Providers & Services 2.4%
Laboratory Corp. of America
Holdings * 1,329 304,221
UnitedHealth Group, Inc. 3,066 1,022,757
1,326,978
Hotels, Restaurants & Leisure 1.4%
Vail Resorts, Inc. 2,994 796,284
Household Products 0.9%
Procter & Gamble Co. (The) 4,060 520,533
Insurance 1.3%
Marsh & McLennan Cos., Inc. 6,479 712,107
Interactive Media & Services 1.3%
Twitter, Inc. * 14,750 745,318
Common Stocks
Shares Value ($)
UNITED STATES
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc. * 624 2,000,669
IT Services 1.3%
Visa, Inc., Class A 3,792 732,804
Life Sciences Tools & Services 2.4%
Bio-Rad Laboratories, Inc.,
Class A * 1,702 976,556
Maravai LifeSciences
Holdings, Inc., Class A * 9,770 340,387
1,316,943
Machinery 2.8%
AGCO Corp. 7,820 867,238
Ingersoll Rand, Inc. * 17,042 713,037
1,580,275
Oil, Gas & Consumable Fuels 1.0%
Hess Corp. 10,418 562,364
Pharmaceuticals 0.7%
Eli Lilly & Co. 2,015 419,060
Road & Rail 0.8%
Lyft, Inc., Class A * 10,099 449,002
Semiconductors & Semiconductor Equipment 2.1%
Micron Technology, Inc. * 9,753 763,368
Universal Display Corp. 1,793 413,860
1,177,228
Software 6.9%
Cadence Design Systems,
Inc. * 5,456 711,408
Microsoft Corp. 8,567 1,987,200
PTC, Inc. * 5,113 679,569
VMware, Inc., Class A *(a) 3,778 520,797
3,898,974
Specialty Retail 3.2%
Lowe's Cos., Inc. 4,171 695,931
TJX Cos., Inc. (The) 16,706 1,069,853
1,765,784
Technology Hardware, Storage & Peripherals 1.0%
Western Digital Corp. 10,327 582,753
33,019,012
Total Common Stocks
(cost $37,333,269) 55,568,375
Short-Term Investment 1.7%
Money Market Fund 1.7%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (c)(d) 952,298 952,298
Total Short-Term Investment
(cost  $952,298) 952,298
Total Investments
(cost $38,285,567)   — 101.0% 56,520,673
Liabilities in excess of other assets
— (1.0)% (548,154)
NET ASSETS — 100.0%
$ 55,972,519

Nationwide Global Sustainable Equity Fund - January 31, 2021 (Unaudited) - Statement of Investments - 49
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at January
31, 2021. The total value of securities on loan at January 31,
2021 was $922,871, which was collateralized by cash used
to purchase a money market fund with a value of $952,298.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at January 31, 2021 was
$5,933 which represents 0.01% of net assets.
(c) Represents 7-day effective yield as of January 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2021 was $952,298.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

50 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Global Sustainable Equity Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Global Sustainable Equity Fund - January 31, 2021 (Unaudited) - Statement of Investments - 51
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ 1,044,190 $ – $ – $ 1,044,190
Auto Components 1,399,460 901,195 – 2,300,655
Automobiles 517,613 – – 517,613
Banks 741,651 2,463,353 – 3,205,004
Biotechnology 1,214,887 723,165 – 1,938,052
Capital Markets 1,839,906 – – 1,839,906
Chemicals 2,064,801 – – 2,064,801
Commercial Services & Supplies 1,599,246 467,626 – 2,066,872
Communications Equipment 603,254 – – 603,254
Diversified Financial Services – 551,240 – 551,240
Diversified Telecommunication Services – 1,025,604 – 1,025,604
Electrical Equipment 468,166 725,469 – 1,193,635
Electronic Equipment, Instruments &
Components 2,292,430 741,809 – 3,034,239
Entertainment 716,143 520,150 – 1,236,293
Food & Staples Retailing 800,721 670,132 – 1,470,853
Health Care Equipment & Supplies 761,933 1,092,812 – 1,854,745
Health Care Providers & Services 1,326,978 – – 1,326,978
Hotels, Restaurants & Leisure 796,284 – – 796,284
Household Durables – 1,272,737 – 1,272,737
Household Products 520,533 401,331 – 921,864
Insurance 712,107 1,576,023 – 2,288,130
Interactive Media & Services 745,318 – – 745,318
Internet & Direct Marketing Retail 2,000,669 1,130,938 – 3,131,607
IT Services 732,804 5,933 – 738,737
Life Sciences Tools & Services 1,316,943 – – 1,316,943
Machinery 1,580,275 – – 1,580,275
Oil, Gas & Consumable Fuels 562,364 1,836,588 – 2,398,952
Paper & Forest Products – 413,872 – 413,872
Personal Products 792,183 – – 792,183
Pharmaceuticals 419,060 1,120,027 – 1,539,087
Professional Services – 467,648 – 467,648
Road & Rail 449,002 – – 449,002
Semiconductors & Semiconductor
Equipment 1,771,609 – – 1,771,609
Software 3,898,974 625,741 – 4,524,715
Specialty Retail 1,765,784 – – 1,765,784
Technology Hardware, Storage &
Peripherals 582,753 – – 582,753
Trading Companies & Distributors – 796,941 – 796,941
Total Common Stocks $ 36,038,041 $ 19,530,334 $ – $ 55,568,375
Short-Term Investment 952,298 – – 952,298
Total $ 36,990,339 $ 19,530,334 $ – $ 56,520,673
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended, January 31, 2021, the Fund held one common stock investment that was categorized as a Level 3  investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

52 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks 100.8%
Shares Value ($)
AUSTRALIA 4.5%
Chemicals 0.2%
Nufarm Ltd. * 340,956 1,256,838
Containers & Packaging 0.3%
Orora Ltd. 1,139,654 2,177,579
Equity Real Estate Investment Trusts (REITs) 0.5%
Charter Hall Social
Infrastructure REIT 1,230,942 2,902,837
Hotels, Restaurants & Leisure 0.1%
Domino's Pizza Enterprises
Ltd. 13,330 934,267
Insurance 0.4%
AUB Group Ltd. 192,570 2,380,516
IT Services 0.8%
NEXTDC Ltd. * 348,108 3,068,674
Tyro Payments Ltd. *(a) 1,197,008 2,298,095
5,366,769
Metals & Mining 1.3%
Alumina Ltd. 496,656 639,144
Mineral Resources Ltd. 79,842 2,104,515
Northern Star Resources Ltd. 236,188 2,276,932
OZ Minerals Ltd. 67,156 951,818
Saracen Mineral Holdings
Ltd. * 532,828 1,972,928
7,945,337
Oil, Gas & Consumable Fuels 0.3%
Beach Energy Ltd. 559,681 712,502
Karoon Energy Ltd. * 1,088,417 841,555
Whitehaven Coal Ltd. (a) 442,688 506,326
2,060,383
Software 0.3%
Altium Ltd. 79,517 1,865,642
Trading Companies & Distributors 0.3%
Seven Group Holdings Ltd. 115,204 1,959,655
28,849,823
AUSTRIA 0.7%
Banks 0.5%
BAWAG Group AG Reg. S (b) 76,460 3,321,154
Construction Materials 0.2%
Wienerberger AG 33,862 1,150,583
4,471,737
BELGIUM 1.6%
Air Freight & Logistics 0.5%
bpost SA * 290,697 3,448,641
Diversified Financial Services 0.4%
KBC Ancora * 73,648 2,879,235
Equity Real Estate Investment Trusts (REITs) 0.7%
Aedifica SA 30,809 3,725,269
10,053,145
BRAZIL 1.7%
Capital Markets 0.3%
Vinci Partners Investments
Ltd., Class A * 104,000 1,773,200
Common Stocks
Shares Value ($)
BRAZIL
IT Services 1.0%
Locaweb Servicos de Internet
SA Reg. S *(b) 318,800 5,956,013
Software 0.4%
TOTVS SA 539,700 2,801,382
Water Utilities 0.0%
†
Cia de Saneamento do
Parana * 59,600 237,468
10,768,063
CANADA 1.4%
Chemicals 0.3%
EcoSynthetix , Inc. * 532,422 1,998,534
IT Services 0.7%
Nuvei Corp. Reg. S *(b) 88,369 4,639,373
Software 0.4%
Lightspeed POS, Inc. * 35,169 2,286,294
8,924,201
CAYMAN ISLANDS 0.3%
Capital Markets 0.3%
Patria Investments Ltd., Class
A * 90,977 1,623,939
CHINA 6.2%
Air Freight & Logistics 0.1%
Kerry Logistics Network Ltd. 273,500 583,479
Auto Components 0.7%
Minth Group Ltd. 474,906 2,167,318
Nexteer Automotive Group
Ltd. 192,791 310,255
Ningbo Joyson Electronic
Corp., Class A 480,800 1,975,525
4,453,098
Automobiles 0.3%
Niu Technologies, ADR *(a) 37,292 1,630,779
Biotechnology 1.3%
Gracell Biotechnologies, Inc.,
ADR * 24,017 497,632
Zai Lab Ltd., ADR * 51,788 8,289,705
8,787,337
Chemicals 0.3%
Sinopec Shanghai
Petrochemical Co. Ltd.,
Class H 8,738,000 1,940,727
Electronic Equipment, Instruments & Components 0.7%
Kingboard Holdings Ltd. 867,294 3,548,976
Wuhan Raycus Fiber Laser
Technologies Co. Ltd.,
Class A 67,500 959,879
4,508,855
Independent Power and Renewable Electricity Producers
0.8%
China Longyuan Power
Group Corp. Ltd., Class H 3,529,245 5,216,134

Nationwide International Small Cap Fund - January 31, 2021 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
CHINA
Interactive Media & Services 0.2%
Tongdao Liepin Group Reg.
S * 412,400 1,008,452
Internet & Direct Marketing Retail 0.1%
Baozun , Inc., Class A * 33,500 456,248
Tongcheng-Elong Holdings
Ltd. Reg. S * 178,400 320,060
776,308
Machinery 1.0%
Airtac International Group 71,822 2,570,388
Estun Automation Co. Ltd.,
Class A * 505,000 2,636,946
Precision Tsugami China
Corp. Ltd. Reg. S 1,523,000 1,700,364
6,907,698
Software 0.7%
Kingdee International
Software Group Co. Ltd. * 1,051,372 4,258,621
Venustech Group, Inc., Class
A 84,600 431,686
4,690,307
40,503,174
COLOMBIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Canacol Energy Ltd. 332,297 945,893
DENMARK 2.3%
Beverages 0.3%
Royal Unibrew A/S 19,494 1,921,981
Biotechnology 1.0%
Ascendis Pharma A/S, ADR * 29,502 4,429,725
Zealand Pharma A/S * 58,835 1,885,914
6,315,639
Marine 0.5%
Dfds A/S *(a) 65,357 2,895,821
Software 0.5%
Netcompany Group A/S Reg.
S *(b) 36,309 3,395,013
14,528,454
EGYPT 0.2%
Metals & Mining 0.2%
Centamin plc 687,939 1,073,259
FAROE ISLANDS 0.2%
Food Products 0.2%
Bakkafrost P/F *(a) 15,702 1,100,754
FINLAND 1.3%
Chemicals 0.2%
Kemira OYJ 90,106 1,524,781
Machinery 0.5%
Cargotec OYJ, Class B 76,024 3,307,639
Real Estate Management & Development 0.6%
Kojamo OYJ 176,466 3,762,737
8,595,157
Common Stocks
Shares Value ($)
FRANCE 5.6%
Auto Components 0.3%
Faurecia SE * 34,936 1,834,438
Capital Markets 0.3%
Rothschild & Co. * 63,299 2,157,581
Construction Materials 0.2%
Vicat SA 24,665 1,059,561
Gas Utilities 0.5%
Rubis SCA 74,369 3,366,307
Hotels, Restaurants & Leisure 0.6%
Elior Group SA Reg. S (b) 620,609 3,911,584
Household Durables 0.6%
Kaufman & Broad SA 84,369 3,872,225
Media 1.1%
Criteo SA, ADR * 179,632 3,341,155
JCDecaux SA * 219,690 4,274,387
7,615,542
Real Estate Management & Development 0.8%
Nexity SA 112,611 5,071,295
Semiconductors & Semiconductor Equipment 0.5%
SOITEC * 14,876 2,994,051
Specialty Retail 0.7%
Maisons du Monde SA Reg.
S *(a)(b) 255,160 4,464,868
36,347,452
GERMANY 2.4%
Health Care Equipment & Supplies 0.6%
STRATEC SE 21,741 3,581,977
Industrial Conglomerates 0.4%
Rheinmetall AG 23,510 2,493,651
Life Sciences Tools & Services 0.6%
Gerresheimer AG 38,809 4,132,113
Metals & Mining 0.4%
Aurubis AG 21,102 1,628,951
thyssenkrupp AG * 73,902 863,019
2,491,970
Professional Services 0.4%
Bertrandt AG (a) 46,362 2,436,056
Transportation Infrastructure 0.0%
†
Hamburger Hafen und
Logistik AG 10,699 231,008
15,366,775
GHANA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kosmos Energy Ltd. 154,355 342,668
GREECE 0.4%
Diversified Telecommunication Services 0.4%
Hellenic Telecommunications
Organization SA 188,298 2,730,622
HONG KONG 2.2%
Banks 0.5%
Dah Sing Financial Holdings
Ltd. 1,088,000 3,091,907

54 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
HONG KONG
Diversified Telecommunication Services 0.4%
HKBN Ltd. 1,769,500 2,562,382
Hotels, Restaurants & Leisure 0.4%
Mandarin Oriental
International Ltd. * 1,586,500 2,775,682
IT Services 0.4%
SUNeVision Holdings Ltd. 2,911,611 2,624,586
Pharmaceuticals 0.2%
Hutchison China MediTech
Ltd., ADR * 34,199 1,091,290
Real Estate Management & Development 0.3%
Hang Lung Group Ltd. 777,000 1,972,466
14,118,313
ICELAND 0.4%
Machinery 0.4%
Marel HF Reg. S (b) 369,828 2,422,029
INDIA 0.0%
†
Auto Components 0.0%
†
Tube Investments of India
Ltd. 16,536 176,487
IRELAND 2.3%
Banks 0.6%
AIB Group plc * 2,248,003 4,000,040
Containers & Packaging 1.1%
Smurfit Kappa Group plc 139,351 6,703,538
Trading Companies & Distributors 0.6%
AerCap Holdings NV * 101,414 3,878,071
14,581,649
ISRAEL 0.5%
Real Estate Management & Development 0.5%
Melisron Ltd. 57,899 2,977,506
ITALY 4.8%
Aerospace & Defense 0.1%
Leonardo SpA 87,945 611,335
Automobiles 0.3%
Piaggio & C SpA (a) 575,817 2,044,863
Capital Markets 0.5%
Banca Generali SpA 107,123 3,317,911
Construction Materials 0.3%
Buzzi Unicem SpA (a) 82,634 2,031,573
Diversified Financial Services 0.5%
Cerved Group SpA * 377,528 3,209,731
Gas Utilities 0.5%
Italgas SpA 524,314 3,147,220
Hotels, Restaurants & Leisure 0.3%
Autogrill SpA *(a) 369,804 1,950,335
Machinery 0.8%
Interpump Group SpA 109,910 4,937,296
Textiles, Apparel & Luxury Goods 1.2%
Brunello Cucinelli SpA *(a) 35,785 1,433,163
OVS SpA Reg. S *(a)(b) 2,232,670 2,759,842
Common Stocks
Shares Value ($)
ITALY
Textiles, Apparel & Luxury Goods
Salvatore Ferragamo SpA
*(a) 171,701 3,344,612
7,537,617
Transportation Infrastructure 0.3%
ASTM SpA * 35,825 797,414
Enav SpA Reg. S (b) 262,535 1,112,093
1,909,507
30,697,388
JAPAN 20.4%
Air Freight & Logistics 0.4%
Kintetsu World Express, Inc. 96,900 2,367,750
Auto Components 0.6%
Musashi Seimitsu Industry
Co. Ltd. 182,900 2,605,703
Nifco, Inc. 27,300 955,540
3,561,243
Banks 1.1%
Bank of Kyoto Ltd. (The) 80,116 4,247,205
San-In Godo Bank Ltd. (The) 277,800 1,266,434
Shiga Bank Ltd. (The) 74,000 1,359,040
6,872,679
Beverages 0.3%
Ito En Ltd. 30,000 1,872,873
Building Products 0.2%
Nitto Boseki Co. Ltd. 26,000 1,223,270
Chemicals 0.5%
Tokyo Ohka Kogyo Co. Ltd. 46,430 3,111,395
Electrical Equipment 0.3%
Ushio, Inc. 161,700 2,096,368
Electronic Equipment, Instruments & Components 0.5%
Taiyo Yuden Co. Ltd. 57,480 3,387,161
Equity Real Estate Investment Trusts (REITs) 1.0%
Comforia Residential REIT,
Inc. 757 2,150,496
LaSalle Logiport REIT 2,607 4,085,795
6,236,291
Food & Staples Retailing 1.0%
Kobe Bussan Co. Ltd. 67,800 1,875,038
Sundrug Co. Ltd. 108,700 4,309,924
6,184,962
Food Products 0.8%
Itoham Yonekyu Holdings,
Inc. 237,700 1,611,261
Kagome Co. Ltd. 22,200 734,001
Nichirei Corp. 96,100 2,777,280
5,122,542
Health Care Equipment & Supplies 0.8%
Asahi Intecc Co. Ltd. 134,800 4,439,487
Jeol Ltd. 20,800 856,151
5,295,638
Household Durables 0.4%
Sumitomo Forestry Co. Ltd. 149,800 2,882,839
Insurance 0.5%
Lifenet Insurance Co. *(a) 230,500 3,130,120
Interactive Media & Services 0.8%
Dip Corp. 179,200 4,935,092

Nationwide International Small Cap Fund - January 31, 2021 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
JAPAN
Interactive Media & Services
giftee , Inc. * 13,900 412,104
5,347,196
IT Services 1.4%
Comture Corp. 20,712 573,437
GMO internet, Inc. 37,500 1,057,866
GMO Payment Gateway, Inc. 39,446 5,615,404
Hennge KK * 7,000 542,859
NET One Systems Co. Ltd. 31,310 1,037,185
TechMatrix Corp. 49,800 895,002
9,721,753
Machinery 1.8%
Amada Co. Ltd. 311,000 3,537,825
MINEBEA MITSUMI, Inc. 135,600 3,019,457
Nippon Thompson Co. Ltd. 407,200 1,884,832
THK Co. Ltd. 109,700 3,517,447
11,959,561
Media 1.1%
CyberAgent , Inc. 4,943 310,000
Hakuhodo DY Holdings, Inc. 312,754 4,548,726
Nippon Television Holdings,
Inc. 185,873 2,142,857
7,001,583
Multiline Retail 0.5%
Ryohin Keikaku Co. Ltd. 129,200 3,096,685
Personal Products 0.4%
Fancl Corp. 62,800 2,296,830
Professional Services 0.1%
SMS Co. Ltd. 15,634 581,508
Real Estate Management & Development 1.5%
Heiwa Real Estate Co. Ltd. 92,400 3,168,084
Katitas Co. Ltd. 99,500 2,965,850
Tokyo Tatemono Co. Ltd. 304,400 4,127,431
10,261,365
Road & Rail 0.7%
Fukuyama Transporting Co.
Ltd. 27,600 1,077,486
Hitachi Transport System Ltd. 39,400 1,155,709
Nikkon Holdings Co. Ltd. 39,500 798,183
Senko Group Holdings Co.
Ltd. 140,500 1,301,957
4,333,335
Semiconductors & Semiconductor Equipment 1.1%
Lasertec Corp. 23,003 3,070,948
SUMCO Corp. 123,300 2,606,103
Tri Chemical Laboratories,
Inc. (a) 32,000 1,315,487
6,992,538
Software 1.0%
Chatwork Co. Ltd. * 29,900 401,542
Freee KK *(a) 37,800 3,145,216
Money Forward, Inc. * 21,450 880,390
Plaid, Inc. * 8,550 280,796
Sansan , Inc. * 23,565 1,891,805
6,599,749
Textiles, Apparel & Luxury Goods 1.1%
Asics Corp. 384,400 6,763,396
Common Stocks
Shares Value ($)
JAPAN
Transportation Infrastructure 0.5%
Japan Airport Terminal Co.
Ltd. 61,400 3,245,363
131,545,993
JERSEY 0.6%
Capital Markets 0.6%
Sanne Group plc 467,687 3,541,995
KAZAKHSTAN 0.3%
Consumer Finance 0.1%
Kaspi.KZ JSC, GDR *∞(b) 6,314 397,466
Metals & Mining 0.1%
KAZ Minerals plc 66,569 661,090
Oil, Gas & Consumable Fuels 0.1%
NAC Kazatomprom JSC,
GDR Reg. S 57,043 979,570
2,038,126
LUXEMBOURG 0.3%
Banks 0.3%
Addiko Bank AG *(a) 165,330 1,833,217
MALAYSIA 0.2%
Electronic Equipment, Instruments & Components 0.2%
Inari Amertron Bhd. 1,656,200 1,388,452
MEXICO 0.2%
Chemicals 0.2%
Alpek SAB de CV 1,726,106 1,487,050
NETHERLANDS 3.4%
Biotechnology 0.6%
Merus NV * 115,588 3,180,982
ProQR Therapeutics NV *(a) 134,617 624,623
3,805,605
Chemicals 0.5%
Corbion NV 49,983 2,912,280
Construction & Engineering 0.3%
Boskalis Westminster * 60,325 1,689,248
Hotels, Restaurants & Leisure 0.2%
DP Eurasia NV Reg. S *(b) 2,218,775 1,288,576
Semiconductors & Semiconductor Equipment 0.9%
ASM International NV 13,545 3,467,347
BE Semiconductor Industries
NV (a) 30,673 2,105,704
5,573,051
Trading Companies & Distributors 0.9%
IMCD NV 50,303 6,233,283
21,502,043
NEW ZEALAND 0.8%
Construction Materials 0.1%
Fletcher Building Ltd. * 186,181 829,390
Equity Real Estate Investment Trusts (REITs) 0.7%
Kiwi Property Group Ltd. 4,523,991 4,186,934
5,016,324

56 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
NORWAY 0.7%
Aerospace & Defense 0.1%
Kongsberg Gruppen ASA * 48,868 947,169
Energy Equipment & Services 0.2%
Aker Solutions ASA Reg. S * 591,664 1,006,527
Food Products 0.4%
Salmar ASA 38,717 2,333,333
4,287,029
PHILIPPINES 0.4%
Hotels, Restaurants & Leisure 0.4%
Bloomberry Resorts Corp. 13,583,600 2,251,797
RUSSIA 0.1%
Internet & Direct Marketing Retail 0.1%
Ozon Holdings plc, ADR * 13,974 675,503
SINGAPORE 0.8%
Equity Real Estate Investment Trusts (REITs) 0.5%
Keppel DC REIT 1,317,600 2,949,616
Transportation Infrastructure 0.3%
SATS Ltd. * 711,200 2,047,425
4,997,041
SOUTH KOREA 0.7%
Auto Components 0.3%
S&T Motiv Co. Ltd. 30,404 1,969,237
Semiconductors & Semiconductor Equipment 0.3%
Koh Young Technology, Inc. * 20,788 1,997,205
Software 0.1%
Douzone Bizon Co. Ltd. * 9,131 812,508
4,778,950
SPAIN 2.5%
Banks 0.7%
Bankinter SA 769,411 4,330,040
Equity Real Estate Investment Trusts (REITs) 0.3%
Arima Real Estate SOCIMI
SA * 158,630 1,751,876
Food Products 0.7%
Ebro Foods SA 93,897 2,046,416
Viscofan SA 38,905 2,743,842
4,790,258
Hotels, Restaurants & Leisure 0.8%
Melia Hotels International SA
*(a) 739,039 4,832,099
15,704,273
SWEDEN 4.9%
Aerospace & Defense 0.2%
Saab AB, Class B *(a) 42,372 1,188,757
Capital Markets 0.1%
VEF Ltd., SDR * 1,914,500 836,773
Construction & Engineering 0.2%
Peab AB, Class B * 55,941 623,850
Sweco AB, Class B 53,679 894,812
1,518,662
Containers & Packaging 0.3%
BillerudKorsnas AB 111,349 1,990,027
Common Stocks
Shares Value ($)
SWEDEN
Hotels, Restaurants & Leisure 0.7%
SkiStar AB * 292,350 4,278,818
Industrial Conglomerates 0.1%
Nolato AB, Class B * 6,392 592,755
Leisure Products 0.4%
Thule Group AB Reg. S *(b) 61,738 2,293,964
Machinery 1.2%
Trelleborg AB, Class B * 343,714 7,790,423
Real Estate Management & Development 1.2%
Catena AB 95,219 4,444,757
Fastighets AB Balder, Class
B * 63,907 3,196,749
7,641,506
Trading Companies & Distributors 0.5%
AddTech AB, Class B 69,818 927,708
Beijer Ref AB 18,640 774,354
Indutrade AB * 77,544 1,592,814
3,294,876
31,426,561
SWITZERLAND 3.9%
Construction & Engineering 0.1%
Implenia AG (Registered) (a) 24,075 674,937
Consumer Finance 0.4%
Cembra Money Bank AG 25,815 2,810,996
Life Sciences Tools & Services 1.6%
Siegfried Holding AG
(Registered) * 6,234 4,509,509
Tecan Group AG (Registered) 10,814 5,243,416
9,752,925
Machinery 1.0%
VAT Group AG Reg. S (b) 22,994 6,405,829
Specialty Retail 0.8%
Dufry AG (Registered) *(a) 96,869 5,220,263
24,864,950
TAIWAN 4.0%
Communications Equipment 0.2%
Accton Technology Corp. 145,853 1,405,153
Electronic Equipment, Instruments & Components 0.5%
Chroma ATE, Inc. 190,209 1,282,147
Genius Electronic Optical Co.
Ltd. 30,000 517,086
ITEQ Corp. 229,389 1,095,070
2,894,303
Machinery 0.4%
Hiwin Technologies Corp. 187,427 2,656,623
Semiconductors & Semiconductor Equipment 2.9%
Advanced Wireless
Semiconductor Co. 275,543 1,528,403
Alchip Technologies Ltd. 49,000 1,447,268
ASMedia Technology, Inc. 15,687 1,062,257
Formosa Sumco Technology
Corp. 608,801 2,787,804
Globalwafers Co. Ltd. 213,661 4,708,054
LandMark Optoelectronics
Corp. 59,000 577,105

Nationwide International Small Cap Fund - January 31, 2021 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
TAIWAN
Semiconductors & Semiconductor Equipment
Parade Technologies Ltd. 23,700 1,020,190
Realtek Semiconductor Corp. 189,229 3,057,437
Sino-American Silicon
Products, Inc. 481,000 2,614,466
18,802,984
25,759,063
UKRAINE 0.1%
Metals & Mining 0.1%
Ferrexpo plc 143,453 553,848
UNITED ARAB EMIRATES 0.8%
IT Services 0.8%
Network International
Holdings plc Reg. S *(a)(b) 1,047,672 4,909,643
UNITED KINGDOM 15.7%
Aerospace & Defense 0.3%
Meggitt plc * 192,881 1,039,886
QinetiQ Group plc 157,925 648,556
Ultra Electronics Holdings plc 19,282 526,884
2,215,326
Airlines 0.1%
easyJet plc * 91,098 906,894
Beverages 0.1%
Britvic plc 56,196 575,966
Biotechnology 1.2%
Abcam plc 310,326 7,065,029
Freeline Therapeutics
Holdings plc, ADR * 28,218 507,642
7,572,671
Building Products 0.1%
Polypipe Group plc * 85,514 597,136
Capital Markets 2.2%
AJ Bell plc 308,750 1,820,995
Intermediate Capital Group
plc 418,778 9,740,996
Ninety One plc 962,030 3,066,225
14,628,216
Chemicals 0.4%
Synthomer plc 384,166 2,260,287
Commercial Services & Supplies 0.3%
Smart Metering Systems plc 234,406 2,190,957
Construction & Engineering 0.2%
Balfour Beatty plc * 272,455 1,001,956
John Laing Group plc Reg.
S (b) 124,640 540,750
1,542,706
Electronic Equipment, Instruments & Components 1.0%
Spectris plc 149,508 6,208,724
Energy Equipment & Services 0.1%
Subsea 7 SA * 61,690 570,938
Equity Real Estate Investment Trusts (REITs) 2.2%
Safestore Holdings plc 392,892 4,357,917
UNITE Group plc (The) * 414,918 5,452,267
Workspace Group plc 413,678 4,038,176
13,848,360
Common Stocks
Shares Value ($)
UNITED KINGDOM
Food Products 0.8%
Cranswick plc 54,262 2,536,846
Tate & Lyle plc 264,339 2,484,593
5,021,439
Health Care Equipment & Supplies 0.7%
ConvaTec Group plc Reg. S
(b) 1,545,219 4,236,868
Hotels, Restaurants & Leisure 1.2%
Domino's Pizza Group plc 149,124 672,155
Restaurant Group plc (The) * 3,676,842 3,408,865
SSP Group plc 964,243 3,826,249
7,907,269
Insurance 1.0%
Beazley plc 767,503 3,272,009
Lancashire Holdings Ltd. 347,408 3,214,366
6,486,375
Internet & Direct Marketing Retail 0.5%
Trainline plc Reg. S *(b) 547,320 3,041,645
IT Services 0.7%
Softcat plc 228,478 4,693,026
Machinery 1.1%
Rotork plc 1,548,786 6,895,231
Media 0.3%
Hyve Group plc *(a) 1,339,717 1,868,190
Multiline Retail 0.6%
B&M European Value Retail
SA (a) 491,576 3,602,463
Oil, Gas & Consumable Fuels 0.1%
Cairn Energy plc 352,995 870,214
Road & Rail 0.0%
†
National Express Group plc * 76,456 262,100
Trading Companies & Distributors 0.3%
Grafton Group plc 52,482 621,131
Travis Perkins plc * 64,115 1,183,887
1,805,018
Water Utilities 0.2%
Pennon Group plc 88,783 1,136,345
100,944,364
UNITED STATES 0.8%
Biotechnology 0.2%
UroGen Pharma Ltd. *(a) 64,948 1,433,402
Building Products 0.5%
Caesarstone Ltd. 116,721 1,468,350
Reliance Worldwide Corp.
Ltd. 461,895 1,500,462
2,968,812
Semiconductors & Semiconductor Equipment 0.1%
ACM Research, Inc., Class
A * 9,895 890,550
5,292,764
Total Common Stocks
(cost $515,606,043) 645,997,474

58 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide International Small Cap Fund
Rights 0.0%
†
Number of
Rights
Value ($)
FRANCE 0.0%
†
Biotechnology 0.0%
†
Clementia Pharmaceuticals,
Inc., CVR*^∞ 16,268 0
Total Rights
(cost $–) 0
Short-Term Investment 2.2%
Shares
Money Market Fund 2.2%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (c)(d) 14,269,970 14,269,970
Total Short-Term Investment
(cost $14,269,970) 14,269,970
Total Investments
(cost $529,876,013)   — 103.0% 660,267,444
Liabilities in excess of other assets
— (3.0)% (19,530,047)
NET ASSETS — 100.0%
$ 640,737,397
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan
at January 31, 2021. The total value of securities on
loan at January 31, 2021 was $27,079,715, which was
collateralized by cash used to purchase a money market
fund with a total value of $14,269,970 and by $20,399,245
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% - 3.13%, and
maturity dates ranging from 4/8/2021 – 2/15/2049; a total
value of $34,669,215.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities at January 31, 2021 was $55,096,710 which
represents 8.60% of net assets.
(c) Represents 7-day effective yield as of January 31, 2021.
(d) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of January 31, 2021 was
$14,269,970.
ADR American Depositary Receipt
CVR Contingent Value Rights
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SDR Swedish Depository Receipt

Nationwide International Small Cap Fund - January 31, 2021 (Unaudited) - Statement of Investments - 59
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

60 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide International Small Cap Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 4,962,587 $ – $ 4,962,587
Air Freight & Logistics – 6,399,870 – 6,399,870
Airlines – 906,894 – 906,894
Auto Components – 11,994,503 – 11,994,503
Automobiles 1,630,779 2,044,863 – 3,675,642
Banks – 23,449,037 – 23,449,037
Beverages – 4,370,820 – 4,370,820
Biotechnology 18,963,711 8,950,943 – 27,914,654
Building Products 1,468,350 3,320,868 – 4,789,218
Capital Markets 3,397,139 24,482,476 – 27,879,615
Chemicals 3,485,584 13,006,308 – 16,491,892
Commercial Services & Supplies – 2,190,957 – 2,190,957
Communications Equipment – 1,405,153 – 1,405,153
Construction & Engineering – 5,425,553 – 5,425,553
Construction Materials – 5,071,107 – 5,071,107
Consumer Finance – 3,208,462 – 3,208,462
Containers & Packaging – 10,871,144 – 10,871,144
Diversified Financial Services – 6,088,966 – 6,088,966
Diversified Telecommunication Services – 5,293,004 – 5,293,004
Electrical Equipment – 2,096,368 – 2,096,368
Electronic Equipment, Instruments &
Components – 18,387,495 – 18,387,495
Energy Equipment & Services – 1,577,465 – 1,577,465
Equity Real Estate Investment Trusts
(REITs) – 35,601,183 – 35,601,183
Food & Staples Retailing – 6,184,962 – 6,184,962
Food Products – 18,368,326 – 18,368,326
Gas Utilities – 6,513,527 – 6,513,527
Health Care Equipment & Supplies – 13,114,483 – 13,114,483
Hotels, Restaurants & Leisure – 30,130,427 – 30,130,427
Household Durables – 6,755,064 – 6,755,064
Independent Power and Renewable
Electricity Producers – 5,216,134 – 5,216,134
Industrial Conglomerates – 3,086,406 – 3,086,406
Insurance – 11,997,011 – 11,997,011
Interactive Media & Services – 6,355,648 – 6,355,648
Internet & Direct Marketing Retail 675,503 3,817,953 – 4,493,456
IT Services 10,595,386 27,315,777 – 37,911,163
Leisure Products – 2,293,964 – 2,293,964
Life Sciences Tools & Services – 13,885,038 – 13,885,038
Machinery – 53,282,329 – 53,282,329
Marine – 2,895,821 – 2,895,821
Media 3,341,155 13,144,160 – 16,485,315
Metals & Mining – 12,725,504 – 12,725,504
Multiline Retail – 6,699,148 – 6,699,148
Oil, Gas & Consumable Fuels 1,288,561 3,910,167 – 5,198,728
Personal Products – 2,296,830 – 2,296,830
Pharmaceuticals 1,091,290 – – 1,091,290
Professional Services – 3,017,564 – 3,017,564
Real Estate Management & Development – 31,686,875 – 31,686,875
Road & Rail 262,100 4,333,335 – 4,595,435
Semiconductors & Semiconductor
Equipment 890,550 36,359,829 – 37,250,379
Software 5,368,472 17,082,423 – 22,450,895
Specialty Retail – 9,685,131 – 9,685,131
Textiles, Apparel & Luxury Goods – 14,301,013 – 14,301,013
Trading Companies & Distributors 3,878,071 13,292,832 – 17,170,903
Transportation Infrastructure – 7,433,303 – 7,433,303

Nationwide International Small Cap Fund - January 31, 2021 (Unaudited) - Statement of Investments - 61
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Water Utilities $ 237,468 $ 1,136,345 $ – $ 1,373,813
Total Common Stocks $ 56,574,119 $ 589,423,355 $ – $ 645,997,474
Rights – – – –
Short-Term Investment 14,269,970 – – 14,269,970
Total $ 70,844,089 $ 589,423,355 $ – $ 660,267,444
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended January 31, 2021, the Fund held one rights investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0.3%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust
Series 2013-1, Class A,
4.30%, 8/15/2025 175,701 184,490
Series 2020-1, Class A,
5.88%, 10/15/2027 292,748 326,974
511,464
Automobiles 0.2%
Carmax Auto Owner Trust
Series 2021-1, Class A3,
0.34%, 12/15/2025 900,000 900,858
Series 2021-1, Class A4,
0.53%, 10/15/2026 410,000 410,651
Nissan Auto Lease Trust,
Series 2020-A, Class A4,
1.88%, 4/15/2025 370,000 378,450
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 760,000 762,458
2,452,417
Credit Card 0.1%
Chase Issuance Trust, Series
2012-A7, Class A7, 2.16%,
9/15/2024 625,000 644,908
Total Asset-Backed Securities
(cost $3,543,058)
3,608,789
Commercial Mortgage-Backed Securities 2.2%
BBCMS Mortgage Trust
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 512,854
Series 2020-C7, Class A5,
2.04%, 4/15/2053 670,000 692,182
CFCRE Commercial Mortgage
Trust , Series 2017-C8,
Class A4, 3.57%, 6/15/2050 850,000 946,080
Citigroup Commercial
Mortgage Trust
Series 2013-GC17, Class
A4, 4.13%, 11/10/2046 650,000 705,911
Series 2014-GC25, Class
A4, 3.64%, 10/10/2047 500,000 549,593
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 980,000 1,086,595
COMM Mortgage Trust
Series 2013-CR12, Class
A4, 4.05%, 10/10/2046 300,000 326,593
Series 2014-CR16, Class
A4, 4.05%, 4/10/2047 750,000 824,762
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K020, Class A2,
2.37%, 5/25/2022 600,000 612,932
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K026, Class A2,
2.51%, 11/25/2022 200,000 206,307
Series K031, Class A2,
3.30%, 4/25/2023(a) 100,000 106,292
Series K033, Class A2,
3.06%, 7/25/2023(a) 100,000 106,168
Series K038, Class A1,
2.60%, 10/25/2023 52,518 53,656
Series K037, Class A2,
3.49%, 1/25/2024 200,000 216,561
Series K066, Class A2,
3.12%, 6/25/2027 750,000 849,620
Series K739, Class A2,
1.34%, 9/25/2027 1,620,000 1,663,491
Series K115, Class A2,
1.38%, 6/25/2030 960,000 970,064
Series K-1510, Class A3,
3.79%, 1/25/2034 1,200,000 1,449,417
FNMA ACES REMICS
Series 2014-M6, Class A2,
2.68%, 5/25/2021(a) 32,788 32,877
Series 2014-M2, Class
ASV2, 2.78%, 6/25/2021(a) 10,514 10,566
Series 2020-M5, Class A2,
2.21%, 1/25/2030 1,200,000 1,267,148
GS Mortgage Securities Trust ,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 750,000 825,530
JP Morgan Chase Commercial
Mortgage Securities Trust ,
Series 2011-C5, Class A3,
4.17%, 8/15/2046 92,601 93,625
JPMCC Commercial Mortgage
Securities Trust , Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 850,256
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2013-C7, Class A4,
2.92%, 2/15/2046 1,300,000 1,351,723
Series 2013-C10, Class
ASB, 3.91%, 7/15/2046(a) 611,681 632,772
Series 2013-C10, Class A5,
4.08%, 7/15/2046(a) 250,000 269,119
Series 2014-C17, Class A5,
3.74%, 8/15/2047 1,500,000 1,633,290
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class
A4, 3.59%, 3/15/2049 900,000 994,907
Series 2017-H1, Class A5,
3.53%, 6/15/2050 750,000 845,994
Series 2019-H6, Class A4,
3.42%, 6/15/2052 150,000 170,181
Wells Fargo Commercial
Mortgage Trust
Series 2015-SG1, Class A4,
3.79%, 9/15/2048 1,694,192 1,879,541

2 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Wells Fargo Commercial
Mortgage Trust
Series 2020-C56, Class A5,
2.45%, 6/15/2053 210,000 223,061
WFRBS Commercial
Mortgage Trust
Series 2013-C11, Class A4,
3.04%, 3/15/2045 500,000 520,347
Series 2012-C7, Class A2,
3.43%, 6/15/2045 300,000 309,248
Total Commercial Mortgage-Backed
Securities
(cost $22,659,510) 23,789,263
Corporate Bonds 26.7%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
4.51%, 5/1/2023 200,000 215,246
4.88%, 5/1/2025 300,000 338,648
3.10%, 5/1/2026 200,000 212,030
3.20%, 3/1/2029 150,000 156,215
5.15%, 5/1/2030 500,000 593,725
5.71%, 5/1/2040 200,000 253,662
3.75%, 2/1/2050 250,000 251,733
5.81%, 5/1/2050 200,000 263,677
5.93%, 5/1/2060 100,000 134,335
General Dynamics Corp. ,
4.25%, 4/1/2040 200,000 252,427
L3Harris Technologies, Inc. ,
3.83%, 4/27/2025 250,000 279,407
4.85%, 4/27/2035 55,000 71,506
Lockheed Martin Corp. ,
2.90%, 3/1/2025 300,000 326,143
3.55%, 1/15/2026 150,000 169,550
1.85%, 6/15/2030 200,000 206,764
3.60%, 3/1/2035 55,000 65,494
4.07%, 12/15/2042 91,000 113,664
4.09%, 9/15/2052 100,000 127,910
Northrop Grumman Corp. ,
2.93%, 1/15/2025 200,000 216,232
4.75%, 6/1/2043 250,000 325,357
Raytheon Technologies Corp. ,
3.95%, 8/16/2025 200,000 227,695
3.50%, 3/15/2027 50,000 56,678
4.13%, 11/16/2028 300,000 352,961
6.13%, 7/15/2038 150,000 215,550
4.50%, 6/1/2042 300,000 380,853
4.35%, 4/15/2047 100,000 124,883
4.05%, 5/4/2047 100,000 119,653
4.63%, 11/16/2048 100,000 129,997
Textron, Inc. ,
4.30%, 3/1/2024 250,000 274,185
6,456,180
Air Freight & Logistics 0.2%
FedEx Corp. ,
4.00%, 1/15/2024 250,000 275,786
3.20%, 2/1/2025 300,000 327,979
3.80%, 5/15/2025 150,000 168,322
Corporate Bonds
Principal
Amount ($) Value ($)
Air Freight & Logistics
FedEx Corp.,
3.25%, 4/1/2026 45,000 49,754
3.30%, 3/15/2027 70,000 78,122
4.25%, 5/15/2030 100,000 118,899
3.88%, 8/1/2042 50,000 56,146
4.10%, 2/1/2045 100,000 113,730
4.55%, 4/1/2046 150,000 182,012
4.05%, 2/15/2048 75,000 85,224
United Parcel Service, Inc. ,
2.20%, 9/1/2024 250,000 264,538
2.50%, 9/1/2029 55,000 58,903
6.20%, 1/15/2038 205,000 311,107
3.40%, 9/1/2049 35,000 39,680
5.30%, 4/1/2050 100,000 144,603
2,274,805
Airlines 0.0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 200,000 202,633
Auto Components 0.0%
†
Aptiv Corp. ,
4.15%, 3/15/2024 150,000 165,079
Aptiv plc ,
5.40%, 3/15/2049 50,000 62,934
BorgWarner, Inc. ,
3.38%, 3/15/2025(b) 70,000 76,983
2.65%, 7/1/2027 25,000 26,927
Lear Corp. ,
5.25%, 5/15/2049 100,000 120,754
452,677
Automobiles 0.1%
Daimler Finance North
America LLC ,
8.50%, 1/18/2031 100,000 157,060
General Motors Co. ,
6.13%, 10/1/2025 200,000 240,913
4.20%, 10/1/2027 250,000 284,859
6.25%, 10/2/2043 150,000 202,944
5.40%, 4/1/2048 100,000 126,651
Toyota Motor Corp. ,
3.42%, 7/20/2023 200,000 214,909
1,227,336
Banks 4.8%
Australia & New Zealand
Banking Group Ltd. ,
2.63%, 11/9/2022 500,000 521,317
Banco Santander SA ,
2.71%, 6/27/2024 200,000 213,311
4.25%, 4/11/2027 200,000 230,729
Bank of America Corp. ,
(ICE LIBOR USD 3
Month + 1.02%), 2.88%,
4/24/2023(c) 300,000 309,051
(ICE LIBOR USD 3
Month + 0.93%), 2.82%,
7/21/2023(c) 500,000 517,690
4.10%, 7/24/2023 250,000 272,941

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(c) 271,000 283,919
(SOFR + 0.74%), 0.81%,
10/24/2024(c) 100,000 100,610
(ICE LIBOR USD 3
Month + 0.97%), 3.46%,
3/15/2025(c) 250,000 271,339
3.88%, 8/1/2025 250,000 282,907
(ICE LIBOR USD 3
Month + 0.64%), 2.01%,
2/13/2026(c) 100,000 104,164
4.45%, 3/3/2026 55,000 63,468
3.50%, 4/19/2026 145,000 163,270
4.25%, 10/22/2026 145,000 167,957
(SOFR + 1.01%), 1.20%,
10/24/2026(c) 100,000 100,992
3.25%, 10/21/2027 250,000 277,149
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(c) 281,000 314,907
(ICE LIBOR USD 3 Month +
1.07%), 3.97%, 3/5/2029(c) 250,000 287,789
(ICE LIBOR USD 3
Month + 1.31%), 4.27%,
7/23/2029(c) 500,000 588,516
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(c) 400,000 462,643
(ICE LIBOR USD 3
Month + 0.99%), 2.50%,
2/13/2031(c) 300,000 312,804
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 200,000 209,837
(SOFR + 1.37%), 1.92%,
10/24/2031(c) 100,000 99,233
(ICE LIBOR USD 3
Month + 1.32%), 4.08%,
4/23/2040(c) 200,000 237,290
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(c) 250,000 317,030
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(c) 500,000 626,332
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(c) 100,000 120,796
Bank of Montreal ,
2.90%, 3/26/2022 500,000 515,268
Bank of Nova Scotia (The) ,
2.70%, 3/7/2022 100,000 102,792
2.38%, 1/18/2023 350,000 363,964
2.70%, 8/3/2026 250,000 273,382
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(c) 200,000 208,289
3.65%, 3/16/2025 200,000 219,296
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc,
4.34%, 1/10/2028 250,000 286,304
4.84%, 5/9/2028 200,000 228,210
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(c) 250,000 297,675
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(c) 200,000 235,102
BBVA USA ,
3.88%, 4/10/2025 250,000 280,692
BNP Paribas SA ,
4.25%, 10/15/2024 250,000 280,174
Canadian Imperial Bank of
Commerce ,
(ICE LIBOR USD 3
Month + 0.79%), 2.61%,
7/22/2023(c) 250,000 258,295
Citibank NA ,
3.65%, 1/23/2024 500,000 545,108
Citigroup, Inc. ,
2.75%, 4/25/2022 400,000 411,066
3.88%, 10/25/2023 100,000 109,055
3.75%, 6/16/2024 300,000 331,701
3.30%, 4/27/2025 155,000 170,831
3.70%, 1/12/2026 250,000 280,631
4.60%, 3/9/2026 105,000 121,807
(SOFR + 2.75%), 3.11%,
4/8/2026(c) 100,000 108,544
3.40%, 5/1/2026 200,000 222,486
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(c) 200,000 228,219
(ICE LIBOR USD 3
Month + 1.39%), 3.67%,
7/24/2028(c) 250,000 282,840
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(c) 250,000 280,580
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(c) 350,000 404,520
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 250,000 270,032
(SOFR + 1.15%), 2.67%,
1/29/2031(c) 200,000 210,387
(SOFR + 3.91%), 4.41%,
3/31/2031(c) 100,000 118,816
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 200,000 208,369
6.63%, 6/15/2032 182,000 254,667
(SOFR + 4.55%), 5.32%,
3/26/2041(c) 100,000 136,820
(ICE LIBOR USD 3
Month + 1.84%), 4.28%,
4/24/2048(c) 200,000 250,801
4.65%, 7/23/2048 250,000 330,084
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 250,000 273,776

4 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Comerica, Inc. ,
4.00%, 2/1/2029 100,000 116,032
Cooperatieve Rabobank UA ,
3.88%, 2/8/2022 250,000 259,218
3.38%, 5/21/2025 250,000 279,520
3.75%, 7/21/2026 250,000 281,776
5.25%, 5/24/2041 125,000 178,517
Credit Suisse Group Funding
Guernsey Ltd. ,
3.80%, 9/15/2022 250,000 263,310
Discover Bank ,
4.20%, 8/8/2023 250,000 272,724
Fifth Third Bancorp ,
3.50%, 3/15/2022 300,000 309,868
3.95%, 3/14/2028 250,000 293,498
HSBC Holdings plc ,
(ICE LIBOR USD 3
Month + 1.06%), 3.26%,
3/13/2023(c) 200,000 206,377
3.60%, 5/25/2023 200,000 214,543
4.25%, 3/14/2024 250,000 275,065
(ICE LIBOR USD 3
Month + 0.99%), 3.95%,
5/18/2024(c) 200,000 215,046
4.30%, 3/8/2026 200,000 230,241
3.90%, 5/25/2026 250,000 283,161
(ICE LIBOR USD 3
Month + 1.35%), 4.29%,
9/12/2026(c) 500,000 566,243
4.38%, 11/23/2026 200,000 229,572
(ICE LIBOR USD 3
Month + 1.55%), 4.04%,
3/13/2028(c) 200,000 227,437
(ICE LIBOR USD 3
Month + 1.53%), 4.58%,
6/19/2029(c) 200,000 234,375
4.95%, 3/31/2030 200,000 246,238
(ICE LIBOR USD 3
Month + 1.61%), 3.97%,
5/22/2030(c) 200,000 227,419
5.25%, 3/14/2044 200,000 265,073
Huntington Bancshares, Inc. ,
2.55%, 2/4/2030 200,000 212,118
ING Groep NV ,
3.55%, 4/9/2024 400,000 436,767
JPMorgan Chase & Co. ,
3.38%, 5/1/2023 250,000 266,281
(ICE LIBOR USD 3
Month + 0.73%), 3.56%,
4/23/2024(c) 250,000 266,849
3.63%, 5/13/2024 350,000 385,197
(ICE LIBOR USD 3
Month + 0.89%), 3.80%,
7/23/2024(c) 300,000 324,022
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(c) 400,000 438,854
3.13%, 1/23/2025 250,000 271,854
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.16%), 2.30%,
10/15/2025(c) 250,000 264,310
(SOFR + 1.59%), 2.00%,
3/13/2026(c) 100,000 104,299
3.30%, 4/1/2026 250,000 278,119
(SOFR + 1.85%), 2.08%,
4/22/2026(c) 100,000 104,600
4.13%, 12/15/2026 250,000 291,361
(ICE LIBOR USD 3
Month + 1.25%), 3.96%,
1/29/2027(c) 500,000 568,956
8.00%, 4/29/2027 202,000 279,726
(SOFR + 1.51%), 2.74%,
10/15/2030(c) 275,000 295,177
(SOFR + 3.79%), 4.49%,
3/24/2031(c) 200,000 240,467
(SOFR + 2.04%), 2.52%,
4/22/2031(c) 100,000 104,915
(SOFR + 2.52%), 2.96%,
5/13/2031(c) 200,000 213,837
(ICE LIBOR USD 3
Month + 1.36%), 3.88%,
7/24/2038(c) 300,000 351,550
(SOFR + 2.46%), 3.11%,
4/22/2041(c) 100,000 108,091
5.60%, 7/15/2041 200,000 288,412
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(c) 250,000 313,812
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(c) 150,000 181,209
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 200,000 212,782
KeyCorp ,
2.55%, 10/1/2029 250,000 266,611
Kreditanstalt fuer
Wiederaufbau ,
2.13%, 3/7/2022 1,000,000 1,021,434
1.63%, 2/15/2023 500,000 514,381
0.25%, 10/19/2023 1,000,000 1,000,319
1.38%, 8/5/2024 500,000 518,391
2.88%, 4/3/2028 200,000 227,670
1.75%, 9/14/2029 300,000 316,284
Landwirtschaftliche
Rentenbank ,
3.13%, 11/14/2023 500,000 539,690
Lloyds Banking Group plc ,
4.05%, 8/16/2023 500,000 543,192
4.50%, 11/4/2024 250,000 279,546
4.34%, 1/9/2048 250,000 298,217
Mitsubishi UFJ Financial
Group, Inc. ,
3.46%, 3/2/2023 750,000 796,505
3.76%, 7/26/2023 200,000 216,341
3.85%, 3/1/2026 250,000 285,181
3.75%, 7/18/2039 200,000 234,750

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.84%), 2.72%,
7/16/2023(c) 400,000 413,017
3.17%, 9/11/2027 250,000 280,163
MUFG Americas Holdings
Corp. ,
3.00%, 2/10/2025 200,000 217,085
National Australia Bank Ltd. ,
3.38%, 1/14/2026 250,000 280,186
Natwest Group plc ,
(ICE LIBOR USD 3
Month + 1.48%), 3.50%,
5/15/2023(c) 200,000 207,423
(ICE LIBOR USD 3
Month + 1.76%), 4.27%,
3/22/2025(c) 200,000 220,307
4.80%, 4/5/2026 250,000 291,385
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(c) 250,000 301,160
Oesterreichische Kontrollbank
AG ,
1.63%, 9/17/2022 250,000 255,825
PNC Bank NA ,
2.95%, 1/30/2023 350,000 366,789
3.30%, 10/30/2024 250,000 275,353
PNC Financial Services
Group, Inc. (The) ,
2.60%, 7/23/2026 250,000 272,803
2.55%, 1/22/2030 200,000 214,033
Royal Bank of Canada ,
2.80%, 4/29/2022 350,000 360,991
2.25%, 11/1/2024 250,000 265,760
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 200,000 229,387
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(c) 250,000 252,732
Santander UK plc ,
2.10%, 1/13/2023 200,000 206,568
Sumitomo Mitsui Financial
Group, Inc. ,
2.78%, 7/12/2022 750,000 776,325
2.45%, 9/27/2024 250,000 265,961
3.78%, 3/9/2026 250,000 283,185
3.20%, 9/17/2029 250,000 270,008
Toronto-Dominion Bank (The) ,
0.75%, 6/12/2023 500,000 505,039
2.65%, 6/12/2024 200,000 214,296
Truist Bank ,
2.45%, 8/1/2022 500,000 515,670
2.25%, 3/11/2030 250,000 258,083
Truist Financial Corp. ,
2.75%, 4/1/2022 250,000 256,734
2.85%, 10/26/2024 250,000 270,807
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bancorp ,
3.00%, 3/15/2022 200,000 205,745
3.38%, 2/5/2024 250,000 271,176
2.40%, 7/30/2024 250,000 265,968
Series X, 3.15%, 4/27/2027 250,000 279,901
Wells Fargo & Co. ,
2.63%, 7/22/2022 250,000 258,613
3.07%, 1/24/2023 300,000 308,145
Series M, 3.45%, 2/13/2023 300,000 317,934
3.75%, 1/24/2024 750,000 815,917
(SOFR + 1.60%), 1.65%,
6/2/2024(c) 500,000 512,421
3.00%, 2/19/2025 60,000 64,891
3.00%, 4/22/2026 250,000 273,046
4.15%, 1/24/2029 100,000 116,909
(ICE LIBOR USD 3
Month + 1.17%), 2.88%,
10/30/2030(c) 200,000 214,883
(ICE LIBOR USD 3
Month + 1.00%), 2.57%,
2/11/2031(c) 250,000 261,736
(SOFR + 2.53%), 3.07%,
4/30/2041(c) 200,000 209,291
5.61%, 1/15/2044 333,000 454,673
3.90%, 5/1/2045 400,000 476,404
4.40%, 6/14/2046 200,000 238,882
(ICE LIBOR USD 3 Month +
4.24%), 5.01%, 4/4/2051(c) 200,000 275,073
Westpac Banking Corp. ,
3.30%, 2/26/2024 350,000 380,015
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.35%),
2.89%, 2/4/2030(c) 150,000 157,466
(USD ICE Swap Rate 5
Year + 2.24%), 4.32%,
11/23/2031(c) 250,000 285,115
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(c) 200,000 224,859
51,492,042
Beverages 0.7%
Anheuser-Busch Cos. LLC ,
4.70%, 2/1/2036 150,000 185,273
4.90%, 2/1/2046 415,000 519,968
Anheuser-Busch InBev
Finance, Inc. ,
4.90%, 2/1/2046 200,000 249,228
Anheuser-Busch InBev
Worldwide, Inc. ,
3.50%, 6/1/2030 200,000 228,194
4.38%, 4/15/2038 100,000 119,096
5.45%, 1/23/2039 100,000 131,316
4.60%, 4/15/2048 150,000 182,158
4.44%, 10/6/2048 130,000 155,863
5.55%, 1/23/2049 150,000 204,465
4.50%, 6/1/2050 200,000 241,794
4.75%, 4/15/2058 100,000 124,401

6 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Anheuser-Busch InBev
Worldwide, Inc.,
5.80%, 1/23/2059 200,000 291,006
Coca-Cola Co. (The) ,
3.20%, 11/1/2023 150,000 162,175
1.75%, 9/6/2024 250,000 261,610
2.95%, 3/25/2025 500,000 547,488
2.90%, 5/25/2027 100,000 111,159
2.13%, 9/6/2029 50,000 52,275
2.50%, 6/1/2040 200,000 202,407
2.60%, 6/1/2050 100,000 99,384
2.50%, 3/15/2051 100,000 97,409
Constellation Brands, Inc. ,
3.50%, 5/9/2027 400,000 451,594
5.25%, 11/15/2048 100,000 137,416
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 212,922
2.00%, 4/29/2030 200,000 205,082
Diageo Investment Corp. ,
2.88%, 5/11/2022 500,000 516,263
Keurig Dr Pepper, Inc. ,
4.60%, 5/25/2028 200,000 241,035
5.09%, 5/25/2048 175,000 237,645
Molson Coors Beverage Co. ,
3.50%, 5/1/2022 100,000 103,757
3.00%, 7/15/2026 95,000 104,087
5.00%, 5/1/2042 50,000 61,016
4.20%, 7/15/2046 100,000 111,915
PepsiCo, Inc. ,
3.60%, 3/1/2024 250,000 272,669
2.25%, 3/19/2025 100,000 106,497
2.85%, 2/24/2026 175,000 192,228
2.63%, 7/29/2029 50,000 54,545
2.75%, 3/19/2030 100,000 109,316
4.45%, 4/14/2046 200,000 264,884
3.45%, 10/6/2046 100,000 114,949
3.38%, 7/29/2049 50,000 57,253
2.88%, 10/15/2049 100,000 105,541
3.63%, 3/19/2050 100,000 119,182
7,946,465
Biotechnology 0.6%
AbbVie, Inc. ,
3.45%, 3/15/2022 155,000 159,448
3.25%, 10/1/2022 200,000 207,853
2.90%, 11/6/2022 500,000 521,625
2.30%, 11/21/2022 100,000 103,337
3.85%, 6/15/2024 40,000 43,962
2.60%, 11/21/2024 300,000 320,505
3.20%, 5/14/2026 185,000 203,735
4.55%, 3/15/2035 100,000 123,521
4.50%, 5/14/2035 135,000 166,358
4.30%, 5/14/2036 100,000 121,666
4.05%, 11/21/2039 200,000 234,473
4.40%, 11/6/2042 75,000 92,089
4.75%, 3/15/2045 84,000 106,686
4.70%, 5/14/2045 100,000 125,989
4.88%, 11/14/2048 150,000 197,286
4.25%, 11/21/2049 350,000 424,852
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Amgen, Inc. ,
2.70%, 5/1/2022 500,000 513,718
4.40%, 5/1/2045 200,000 250,860
4.56%, 6/15/2048 187,000 241,762
4.66%, 6/15/2051 279,000 369,022
Baxalta , Inc. ,
4.00%, 6/23/2025 30,000 33,724
Biogen, Inc. ,
4.05%, 9/15/2025 95,000 108,369
2.25%, 5/1/2030 200,000 205,761
3.15%, 5/1/2050 155,000 154,714
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 400,000 435,995
3.65%, 3/1/2026 75,000 84,543
4.50%, 2/1/2045 100,000 124,201
4.75%, 3/1/2046 400,000 515,253
6,191,307
Building Products 0.1%
Allegion plc ,
3.50%, 10/1/2029 100,000 110,188
Carrier Global Corp. ,
2.24%, 2/15/2025 250,000 262,832
2.49%, 2/15/2027 250,000 267,688
3.58%, 4/5/2050 150,000 159,806
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 150,000 164,676
Johnson Controls International
plc ,
3.90%, 2/14/2026 46,000 52,124
4.50%, 2/15/2047 100,000 128,007
Masco Corp. ,
3.50%, 11/15/2027 100,000 113,691
Owens Corning ,
4.30%, 7/15/2047 50,000 58,872
1,317,884
Capital Markets 1.4%
Ameriprise Financial, Inc. ,
4.00%, 10/15/2023 250,000 273,679
Ares Capital Corp. ,
3.88%, 1/15/2026 200,000 215,255
Bank of New York Mellon
Corp. (The) ,
1.95%, 8/23/2022 250,000 256,759
2.95%, 1/29/2023 100,000 105,019
Series G, 3.00%, 2/24/2025 105,000 114,509
3.30%, 8/23/2029 250,000 280,160
Brookfield Finance LLC ,
3.45%, 4/15/2050 200,000 206,937
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 250,000 289,097
4.85%, 3/29/2029 100,000 121,100
Charles Schwab Corp. (The) ,
4.00%, 2/1/2029 250,000 294,578
CME Group, Inc. ,
5.30%, 9/15/2043 100,000 146,724
Credit Suisse Group AG ,
4.55%, 4/17/2026 300,000 349,737

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 195,000 298,710
Deutsche Bank AG ,
Series D, 5.00%, 2/14/2022 250,000 260,872
4.10%, 1/13/2026 100,000 110,967
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 200,000 210,773
Franklin Resources, Inc. ,
2.80%, 9/15/2022 250,000 259,824
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 0.99%), 2.90%,
7/24/2023(c) 500,000 517,729
3.63%, 2/20/2024 250,000 271,657
4.00%, 3/3/2024 250,000 275,175
3.85%, 7/8/2024 300,000 329,478
3.50%, 4/1/2025 300,000 331,160
3.75%, 2/25/2026 315,000 355,103
(ICE LIBOR USD 3 Month +
1.30%), 4.22%, 5/1/2029(c) 350,000 410,694
6.75%, 10/1/2037 100,000 147,811
(ICE LIBOR USD 3
Month + 1.37%), 4.02%,
10/31/2038(c) 250,000 296,278
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(c) 250,000 309,118
6.25%, 2/1/2041 250,000 379,352
5.15%, 5/22/2045 100,000 134,350
Intercontinental Exchange,
Inc. ,
3.45%, 9/21/2023 100,000 107,642
3.75%, 12/1/2025 80,000 90,226
3.10%, 9/15/2027 200,000 221,713
3.75%, 9/21/2028 200,000 229,905
2.10%, 6/15/2030 200,000 202,864
3.00%, 9/15/2060 100,000 99,425
Jefferies Group LLC ,
4.85%, 1/15/2027 200,000 237,250
4.15%, 1/23/2030 100,000 115,695
Moody's Corp. ,
4.50%, 9/1/2022 100,000 105,385
3.75%, 3/24/2025 200,000 223,941
2.55%, 8/18/2060 100,000 90,182
Morgan Stanley ,
2.75%, 5/19/2022 350,000 360,957
3.70%, 10/23/2024 300,000 332,574
(SOFR + 1.15%), 2.72%,
7/22/2025(c) 250,000 266,797
4.00%, 7/23/2025 155,000 175,771
3.88%, 1/27/2026 250,000 284,337
(SOFR + 1.99%), 2.19%,
4/28/2026(c) 100,000 105,038
3.13%, 7/27/2026 250,000 276,761
4.35%, 9/8/2026 250,000 291,002
3.63%, 1/20/2027 250,000 284,034
3.95%, 4/23/2027 250,000 286,369
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(c) 200,000 239,244
(SOFR + 3.12%), 3.62%,
4/1/2031(c) 100,000 113,862
(SOFR + 1.03%), 1.79%,
2/13/2032(c) 300,000 295,785
7.25%, 4/1/2032 76,000 114,099
(ICE LIBOR USD 3
Month + 1.43%), 4.46%,
4/22/2039(c) 100,000 126,097
4.38%, 1/22/2047 250,000 322,662
(SOFR + 4.84%), 5.60%,
3/24/2051(c) 100,000 150,818
Nomura Holdings, Inc. ,
3.10%, 1/16/2030 200,000 215,123
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 57,863
Raymond James Financial,
Inc. ,
4.65%, 4/1/2030 200,000 243,601
S&P Global, Inc. ,
3.25%, 12/1/2049 100,000 110,909
State Street Corp. ,
(SOFR + 2.69%), 2.82%,
3/30/2023(c) 300,000 308,701
3.30%, 12/16/2024 155,000 171,559
TD Ameritrade Holding Corp. ,
2.95%, 4/1/2022 250,000 256,621
14,667,417
Chemicals 0.4%
Air Products and Chemicals,
Inc. ,
2.05%, 5/15/2030 200,000 208,102
Cabot Corp. ,
4.00%, 7/1/2029 100,000 108,496
Dow Chemical Co. (The) ,
3.50%, 10/1/2024 100,000 109,364
4.25%, 10/1/2034 100,000 118,469
4.38%, 11/15/2042 250,000 298,361
3.60%, 11/15/2050 100,000 107,687
DuPont de Nemours, Inc. ,
2.17%, 5/1/2023 300,000 301,919
4.73%, 11/15/2028 150,000 182,308
5.42%, 11/15/2048 100,000 140,978
Eastman Chemical Co. ,
3.60%, 8/15/2022 250,000 260,202
4.65%, 10/15/2044 100,000 123,599
Ecolab, Inc. ,
3.25%, 1/14/2023 250,000 263,224
2.13%, 8/15/2050 200,000 181,394
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 100,000 131,104
Linde, Inc. ,
3.20%, 1/30/2026 250,000 277,880
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 103,000 155,685

8 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
LYB International Finance III
LLC ,
3.38%, 5/1/2030 200,000 221,006
4.20%, 5/1/2050 200,000 226,010
LyondellBasell Industries NV ,
4.63%, 2/26/2055 100,000 118,534
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 62,551
Nutrien Ltd. ,
3.15%, 10/1/2022 50,000 51,911
5.88%, 12/1/2036 125,000 169,656
6.13%, 1/15/2041 100,000 142,397
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 109,925
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 150,000 191,397
Westlake Chemical Corp. ,
4.38%, 11/15/2047 100,000 115,845
4,378,004
Commercial Services & Supplies 0.1%
Republic Services, Inc. ,
3.20%, 3/15/2025 100,000 109,029
1.45%, 2/15/2031 55,000 53,144
3.05%, 3/1/2050 50,000 52,512
Waste Management, Inc. ,
2.90%, 9/15/2022 300,000 310,436
3.90%, 3/1/2035 90,000 108,341
4.15%, 7/15/2049 100,000 124,187
757,649
Communications Equipment 0.1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026 150,000 163,047
5.50%, 1/15/2040 250,000 358,665
Juniper Networks, Inc. ,
3.75%, 8/15/2029 200,000 225,327
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 150,000 166,971
2.30%, 11/15/2030 100,000 100,259
1,014,269
Construction Materials 0.0%
†
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 59,072
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 117,104
176,176
Consumer Finance 0.6%
AerCap Ireland Capital DAC ,
4.50%, 9/15/2023 200,000 216,411
3.65%, 7/21/2027 250,000 268,279
Ally Financial, Inc. ,
3.88%, 5/21/2024 200,000 218,242
8.00%, 11/1/2031 100,000 145,196
American Express Co. ,
2.50%, 8/1/2022 500,000 515,588
3.63%, 12/5/2024 150,000 166,180
3.13%, 5/20/2026 300,000 333,254
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Honda Finance
Corp. ,
2.20%, 6/27/2022 250,000 256,643
0.88%, 7/7/2023 300,000 303,261
3.45%, 7/14/2023 100,000 107,265
Capital One Financial Corp. ,
3.50%, 6/15/2023 350,000 374,640
3.75%, 4/24/2024 100,000 109,465
3.30%, 10/30/2024 100,000 109,073
3.75%, 3/9/2027 250,000 284,996
Discover Financial Services ,
4.50%, 1/30/2026 100,000 115,567
General Motors Financial Co.,
Inc. ,
4.15%, 6/19/2023 500,000 537,397
5.25%, 3/1/2026 350,000 411,814
4.00%, 10/6/2026 250,000 281,596
John Deere Capital Corp. ,
2.70%, 1/6/2023 200,000 209,314
2.25%, 9/14/2026 250,000 268,867
PACCAR Financial Corp. ,
1.80%, 2/6/2025 300,000 313,151
Synchrony Financial ,
4.50%, 7/23/2025 190,000 214,320
Toyota Motor Credit Corp. ,
2.90%, 3/30/2023 300,000 316,739
3.00%, 4/1/2025 300,000 327,996
3.65%, 1/8/2029 250,000 290,112
6,695,366
Containers & Packaging 0.0%
†
International Paper Co. ,
4.80%, 6/15/2044 250,000 323,878
WRKCo , Inc. ,
4.20%, 6/1/2032 100,000 119,070
442,948
Diversified Consumer Services 0.1%
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 14,562
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 57,654
3.30%, 7/15/2056 100,000 118,769
Trustees of Princeton
University (The) ,
5.70%, 3/1/2039 200,000 301,406
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 36,030
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 25,842
554,263
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc. ,
2.75%, 3/15/2023 200,000 209,474

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 92,000 118,489
5.00%, 4/20/2048 50,000 64,337
GE Capital Funding LLC ,
4.40%, 5/15/2030(d) 200,000 231,986
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035 582,000 681,334
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 56,979
8.00%, 3/1/2032 61,000 95,589
4.30%, 3/15/2049 150,000 195,704
Shell International Finance
BV ,
2.00%, 11/7/2024 250,000 262,131
3.25%, 5/11/2025 250,000 276,336
4.13%, 5/11/2035 150,000 181,987
6.38%, 12/15/2038 250,000 378,524
4.00%, 5/10/2046 50,000 59,404
3.75%, 9/12/2046 150,000 172,164
3.25%, 4/6/2050 200,000 214,766
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 114,082
3,313,286
Diversified Telecommunication Services 0.9%
AT&T, Inc. ,
4.05%, 12/15/2023(e) 200,000 220,613
4.35%, 3/1/2029 200,000 234,831
4.30%, 2/15/2030 300,000 351,960
2.75%, 6/1/2031 200,000 209,020
2.55%, 12/1/2033(d) 857,000 854,462
4.65%, 6/1/2044 150,000 174,420
3.65%, 6/1/2051 100,000 100,312
3.30%, 2/1/2052 200,000 188,357
3.50%, 9/15/2053(d) 621,000 598,336
3.55%, 9/15/2055(d) 100,000 95,715
3.80%, 12/1/2057(d) 489,000 488,738
3.65%, 9/15/2059(d) 668,000 642,984
Bell Canada ,
4.30%, 7/29/2049 100,000 124,203
British Telecommunications
plc ,
9.63%, 12/15/2030(e) 191,000 310,045
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 106,000 165,303
Orange SA ,
9.00%, 3/1/2031(e) 133,000 217,607
5.50%, 2/6/2044 100,000 141,625
Telefonica Emisiones SA ,
4.57%, 4/27/2023 200,000 218,115
4.90%, 3/6/2048 150,000 182,484
5.52%, 3/1/2049 150,000 198,750
TELUS Corp. ,
4.30%, 6/15/2049 100,000 122,303
Verizon Communications, Inc. ,
5.15%, 9/15/2023 300,000 336,457
3.50%, 11/1/2024 100,000 110,107
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc.,
4.13%, 3/16/2027 250,000 293,381
4.33%, 9/21/2028 254,000 302,303
4.02%, 12/3/2029 300,000 351,783
4.40%, 11/1/2034 300,000 366,800
4.81%, 3/15/2039 269,000 341,360
3.85%, 11/1/2042 175,000 199,095
4.86%, 8/21/2046 200,000 259,052
4.52%, 9/15/2048 150,000 185,873
5.01%, 4/15/2049 10,000 13,411
4.00%, 3/22/2050 200,000 230,855
2.99%, 10/30/2056(d) 453,000 434,100
9,264,760
Electric Utilities 1.3%
AEP Transmission Co. LLC ,
Series M, 3.65%, 4/1/2050 200,000 232,044
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 150,000 187,864
Arizona Public Service Co. ,
4.20%, 8/15/2048 50,000 61,142
3.50%, 12/1/2049 100,000 113,306
Baltimore Gas and Electric
Co. ,
3.20%, 9/15/2049 45,000 48,625
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 150,000 184,329
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 200,000 229,815
Connecticut Light and Power
Co. (The) ,
Series A, 3.20%, 3/15/2027 100,000 112,379
4.00%, 4/1/2048 100,000 125,319
Dominion Energy South
Carolina, Inc. ,
6.05%, 1/15/2038 50,000 72,545
DTE Electric Co. ,
3.65%, 3/15/2024 250,000 271,491
3.70%, 3/15/2045 80,000 93,322
Series A, 4.05%, 5/15/2048 50,000 62,635
Duke Energy Corp. ,
3.05%, 8/15/2022 200,000 206,780
3.95%, 10/15/2023 200,000 217,220
3.75%, 4/15/2024 150,000 163,898
3.75%, 9/1/2046 250,000 275,627
4.20%, 6/15/2049 150,000 178,079
Duke Energy Florida LLC ,
4.20%, 7/15/2048 50,000 62,569
Duke Energy Indiana LLC ,
3.75%, 5/15/2046 250,000 286,863
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 100,000 113,133
Emera US Finance LP ,
3.55%, 6/15/2026 250,000 278,287
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 112,373
4.20%, 4/1/2049 150,000 188,673

10 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Entergy Corp. ,
4.00%, 7/15/2022 200,000 209,326
Entergy Louisiana LLC ,
4.20%, 9/1/2048 150,000 187,294
Evergy Metro, Inc. ,
3.65%, 8/15/2025 100,000 111,773
Series 2019, 4.13%,
4/1/2049 150,000 185,044
Eversource Energy ,
Series H, 3.15%, 1/15/2025 125,000 135,649
3.45%, 1/15/2050 100,000 110,713
Exelon Corp. ,
3.50%, 6/1/2022 250,000 259,448
4.05%, 4/15/2030 300,000 350,806
5.63%, 6/15/2035 250,000 338,015
Florida Power & Light Co. ,
4.05%, 10/1/2044 100,000 124,825
4.13%, 6/1/2048 150,000 191,435
3.15%, 10/1/2049 100,000 111,049
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 109,590
Georgia Power Co. ,
Series A, 2.20%, 9/15/2024 250,000 264,174
4.30%, 3/15/2042 100,000 121,863
Iberdrola International BV ,
5.81%, 3/15/2025 82,000 97,580
IPALCO Enterprises, Inc. ,
4.25%, 5/1/2030(d) 200,000 228,270
Kentucky Utilities Co. ,
5.13%, 11/1/2040 150,000 200,320
MidAmerican Energy Co. ,
5.80%, 10/15/2036 200,000 286,014
NextEra Energy Capital
Holdings, Inc. ,
2.75%, 5/1/2025 300,000 323,148
2.75%, 11/1/2029 300,000 322,956
Northern States Power Co. ,
4.00%, 8/15/2045 85,000 107,638
2.90%, 3/1/2050 100,000 106,368
2.60%, 6/1/2051 50,000 50,569
Ohio Power Co. ,
4.15%, 4/1/2048 150,000 186,763
Oncor Electric Delivery Co.
LLC ,
5.75%, 3/15/2029 100,000 130,438
5.30%, 6/1/2042 150,000 212,122
Pacific Gas and Electric Co. ,
1.75%, 6/16/2022 300,000 300,984
4.55%, 7/1/2030 100,000 114,135
2.50%, 2/1/2031 300,000 297,995
4.50%, 7/1/2040 300,000 328,070
4.95%, 7/1/2050 200,000 227,140
PacifiCorp ,
5.25%, 6/15/2035 123,000 167,505
PPL Capital Funding, Inc. ,
5.00%, 3/15/2044 150,000 187,652
Progress Energy, Inc. ,
7.75%, 3/1/2031 164,000 242,235
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Public Service Co. of
Colorado ,
3.60%, 9/15/2042 100,000 116,203
Series 34, 3.20%, 3/1/2050 200,000 223,479
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 200,000 239,727
Southern California Edison
Co. ,
Series B, 2.40%, 2/1/2022 250,000 253,807
2.85%, 8/1/2029 250,000 268,320
6.00%, 1/15/2034 123,000 171,135
4.00%, 4/1/2047 150,000 167,697
Series C, 4.13%, 3/1/2048 150,000 171,292
Series B, 4.88%, 3/1/2049 100,000 126,372
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 233,526
4.40%, 7/1/2046 250,000 301,532
Tampa Electric Co. ,
3.63%, 6/15/2050 100,000 114,864
Union Electric Co. ,
3.50%, 3/15/2029 100,000 113,938
3.25%, 10/1/2049 100,000 110,518
2.63%, 3/15/2051 200,000 200,726
Virginia Electric and Power
Co. ,
4.45%, 2/15/2044 150,000 191,225
Series B, 4.20%, 5/15/2045 120,000 149,971
Wisconsin Electric Power Co. ,
5.63%, 5/15/2033 41,000 56,699
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 250,000 278,781
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 181,631
14,478,667
Electrical Equipment 0.0%
†
Eaton Corp. ,
2.75%, 11/2/2022 250,000 260,158
4.00%, 11/2/2032 150,000 179,927
440,085
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 108,323
Arrow Electronics, Inc. ,
4.50%, 3/1/2023 100,000 106,791
Corning, Inc. ,
2.90%, 5/15/2022 365,000 374,830
5.35%, 11/15/2048 100,000 136,916
3.90%, 11/15/2049 100,000 116,883
Flex Ltd. ,
3.75%, 2/1/2026 300,000 331,589
Tyco Electronics Group SA ,
3.50%, 2/3/2022 150,000 153,549
1,328,881

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC ,
3.34%, 12/15/2027 145,000 162,550
3.14%, 11/7/2029 35,000 38,226
4.08%, 12/15/2047 100,000 111,387
Halliburton Co. ,
3.80%, 11/15/2025 54,000 60,579
6.70%, 9/15/2038 100,000 131,976
5.00%, 11/15/2045 200,000 229,707
NOV, Inc. ,
3.95%, 12/1/2042 100,000 99,296
833,721
Entertainment 0.2%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 200,000 183,335
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 146,944
TWDC Enterprises 18 Corp. ,
3.00%, 2/13/2026 50,000 55,054
3.70%, 12/1/2042 100,000 114,855
3.00%, 7/30/2046 60,000 61,944
Walt Disney Co. (The) ,
1.75%, 8/30/2024 300,000 312,249
3.70%, 9/15/2024 100,000 110,337
3.35%, 3/24/2025 50,000 55,170
3.70%, 10/15/2025 100,000 112,519
7.28%, 6/30/2028 53,000 72,531
2.00%, 9/1/2029 100,000 102,670
6.55%, 3/15/2033 450,000 651,526
2.75%, 9/1/2049 100,000 98,607
4.70%, 3/23/2050 50,000 67,215
3.80%, 5/13/2060 200,000 236,451
2,381,407
Equity Real Estate Investment Trusts (REITs) 0.8%
Alexandria Real Estate
Equities, Inc. ,
4.00%, 2/1/2050 100,000 120,729
American Campus
Communities Operating
Partnership LP ,
2.85%, 2/1/2030 100,000 104,340
American Tower Corp. ,
3.38%, 5/15/2024 500,000 541,533
4.40%, 2/15/2026 25,000 28,723
3.95%, 3/15/2029 100,000 114,430
3.70%, 10/15/2049 100,000 109,745
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 100,000 110,894
2.30%, 3/1/2030 200,000 209,490
Boston Properties LP ,
2.75%, 10/1/2026 150,000 162,468
2.90%, 3/15/2030 100,000 105,935
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 100,000 114,466
Camden Property Trust ,
3.35%, 11/1/2049 100,000 111,230
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Crown Castle International
Corp. ,
3.70%, 6/15/2026 280,000 314,162
2.25%, 1/15/2031 300,000 304,811
4.00%, 11/15/2049 60,000 67,295
CubeSmart LP ,
3.00%, 2/15/2030 100,000 107,297
Digital Realty Trust LP ,
4.45%, 7/15/2028 100,000 118,961
Duke Realty LP ,
2.88%, 11/15/2029 40,000 43,678
Equinix , Inc. ,
2.63%, 11/18/2024 30,000 31,950
3.20%, 11/18/2029 35,000 37,868
2.15%, 7/15/2030 100,000 99,855
ERP Operating LP ,
2.85%, 11/1/2026 250,000 272,830
3.00%, 7/1/2029 100,000 109,703
2.50%, 2/15/2030 150,000 159,537
Essex Portfolio LP ,
3.00%, 1/15/2030 150,000 163,293
Federal Realty Investment
Trust ,
3.20%, 6/15/2029 100,000 108,270
GLP Capital LP ,
5.38%, 11/1/2023 50,000 54,532
5.38%, 4/15/2026 200,000 229,080
5.30%, 1/15/2029 50,000 58,558
Healthcare Trust of America
Holdings LP ,
3.10%, 2/15/2030 100,000 108,091
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 300,000 329,257
Highwoods Realty LP ,
3.05%, 2/15/2030 100,000 105,101
Host Hotels & Resorts LP ,
Series D, 3.75%,
10/15/2023 100,000 105,859
Series H, 3.38%,
12/15/2029 50,000 50,804
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 105,097
Kimco Realty Corp. ,
4.45%, 9/1/2047 100,000 117,656
National Retail Properties,
Inc. ,
2.50%, 4/15/2030 200,000 205,945
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 100,000 112,490
3.38%, 2/1/2031 200,000 208,355
Prologis LP ,
1.25%, 10/15/2030 100,000 97,261
Realty Income Corp. ,
4.65%, 8/1/2023 250,000 274,058
3.25%, 6/15/2029 150,000 167,248
3.25%, 1/15/2031 100,000 111,357
Regency Centers LP ,
4.65%, 3/15/2049 100,000 119,163

12 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Sabra Health Care LP ,
3.90%, 10/15/2029 100,000 105,167
Simon Property Group LP ,
2.00%, 9/13/2024 250,000 260,903
2.45%, 9/13/2029 100,000 103,283
2.65%, 7/15/2030 200,000 207,417
4.75%, 3/15/2042 100,000 120,738
Spirit Realty LP ,
4.00%, 7/15/2029 85,000 94,968
UDR, Inc. ,
3.20%, 1/15/2030 150,000 164,964
Ventas Realty LP ,
4.88%, 4/15/2049 150,000 183,095
VEREIT Operating
Partnership LP ,
3.40%, 1/15/2028 200,000 220,025
Welltower , Inc. ,
4.13%, 3/15/2029 250,000 288,194
Weyerhaeuser Co. ,
7.38%, 3/15/2032 100,000 148,838
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 56,412
8,287,409
Food & Staples Retailing 0.4%
Costco Wholesale Corp. ,
2.75%, 5/18/2024 200,000 214,938
Kroger Co. (The) ,
4.00%, 2/1/2024 100,000 109,691
7.50%, 4/1/2031 178,000 259,302
5.40%, 1/15/2049 100,000 140,851
Sysco Corp. ,
3.55%, 3/15/2025 200,000 221,228
3.75%, 10/1/2025 75,000 83,892
3.30%, 7/15/2026 130,000 143,919
6.60%, 4/1/2040 100,000 143,663
6.60%, 4/1/2050 100,000 150,414
Walgreen Co. ,
3.10%, 9/15/2022 150,000 156,260
Walgreens Boots Alliance,
Inc. ,
3.45%, 6/1/2026 305,000 338,450
4.50%, 11/18/2034 155,000 178,199
4.10%, 4/15/2050 100,000 106,593
Walmart, Inc. ,
3.40%, 6/26/2023 500,000 536,759
2.85%, 7/8/2024 250,000 270,169
3.55%, 6/26/2025 100,000 112,539
3.70%, 6/26/2028 300,000 349,399
3.25%, 7/8/2029 300,000 343,451
7.55%, 2/15/2030 82,000 123,836
5.25%, 9/1/2035 92,000 130,520
6.20%, 4/15/2038 198,000 307,383
4.05%, 6/29/2048 200,000 256,762
4,678,218
Food Products 0.3%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 250,000 269,150
4.50%, 3/15/2049 100,000 137,907
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Campbell Soup Co. ,
4.15%, 3/15/2028 150,000 175,555
4.80%, 3/15/2048 50,000 65,217
Conagra Brands, Inc. ,
4.60%, 11/1/2025 100,000 116,314
7.00%, 10/1/2028 154,000 207,604
5.40%, 11/1/2048 50,000 69,250
General Mills, Inc. ,
4.20%, 4/17/2028 100,000 118,252
2.88%, 4/15/2030 300,000 326,110
3.00%, 2/1/2051(d) 50,000 52,570
Hershey Co. (The) ,
2.45%, 11/15/2029 150,000 162,102
3.13%, 11/15/2049 50,000 54,675
J M Smucker Co. (The) ,
4.25%, 3/15/2035 100,000 120,428
Kellogg Co. ,
3.25%, 4/1/2026 40,000 44,646
4.30%, 5/15/2028 250,000 295,708
Mead Johnson Nutrition Co. ,
4.13%, 11/15/2025 110,000 126,217
Mondelez International, Inc. ,
3.63%, 2/13/2026 250,000 281,678
2.63%, 9/4/2050 150,000 144,419
Tyson Foods, Inc. ,
4.50%, 6/15/2022 250,000 261,619
4.55%, 6/2/2047 50,000 64,367
5.10%, 9/28/2048 100,000 138,677
Unilever Capital Corp. ,
2.00%, 7/28/2026 250,000 265,392
2.13%, 9/6/2029 100,000 105,682
5.90%, 11/15/2032 50,000 72,111
3,675,650
Gas Utilities 0.1%
Atmos Energy Corp. ,
2.63%, 9/15/2029 250,000 272,328
4.13%, 10/15/2044 100,000 123,761
Eastern Energy Gas Holdings
LLC ,
Series C, 3.90%,
11/15/2049 100,000 112,084
National Fuel Gas Co. ,
3.75%, 3/1/2023 250,000 262,754
ONE Gas, Inc. ,
2.00%, 5/15/2030 200,000 206,888
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 200,000 226,399
Washington Gas Light Co. ,
3.65%, 9/15/2049 50,000 58,066
1,262,280
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.88%, 9/15/2025 45,000 51,198
3.75%, 11/30/2026 226,000 261,813
5.30%, 5/27/2040 250,000 360,002
4.90%, 11/30/2046 100,000 141,612

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 108,595
Becton Dickinson and Co. ,
4.69%, 12/15/2044 100,000 127,143
4.67%, 6/6/2047 100,000 128,796
Boston Scientific Corp. ,
4.70%, 3/1/2049 150,000 198,155
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 48,263
3.25%, 11/15/2039 100,000 109,583
Koninklijke Philips NV ,
5.00%, 3/15/2042 100,000 131,412
Medtronic, Inc. ,
4.38%, 3/15/2035 75,000 98,376
4.63%, 3/15/2045 150,000 206,220
Stryker Corp. ,
3.38%, 11/1/2025 80,000 89,073
3.50%, 3/15/2026 35,000 39,403
3.65%, 3/7/2028 200,000 228,409
2.90%, 6/15/2050 200,000 206,047
Zimmer Biomet Holdings, Inc. ,
3.55%, 3/20/2030 200,000 224,313
2,758,413
Health Care Providers & Services 1.0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 26,987
Aetna, Inc. ,
6.63%, 6/15/2036 100,000 147,974
3.88%, 8/15/2047 100,000 113,980
AmerisourceBergen Corp. ,
4.25%, 3/1/2045 100,000 118,322
Anthem, Inc. ,
3.50%, 8/15/2024 100,000 109,482
4.10%, 3/1/2028 200,000 233,790
4.65%, 8/15/2044 250,000 318,994
3.70%, 9/15/2049 100,000 114,811
Cardinal Health, Inc. ,
3.75%, 9/15/2025 170,000 190,657
4.37%, 6/15/2047 100,000 113,359
Cigna Corp. ,
3.90%, 2/15/2022 250,000 259,081
3.25%, 4/15/2025 100,000 109,268
4.50%, 2/25/2026 100,000 116,346
3.05%, 10/15/2027 100,000 111,162
4.38%, 10/15/2028 200,000 237,777
4.80%, 7/15/2046 150,000 193,657
4.90%, 12/15/2048 150,000 200,078
3.40%, 3/15/2050 200,000 217,041
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 65,359
4.35%, 11/1/2042 50,000 58,695
4.19%, 10/1/2049 25,000 28,823
CVS Health Corp. ,
3.50%, 7/20/2022 150,000 156,052
3.70%, 3/9/2023 435,000 463,934
2.63%, 8/15/2024 50,000 53,411
4.10%, 3/25/2025 31,000 35,012
3.00%, 8/15/2026 50,000 54,798
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
CVS Health Corp.,
4.30%, 3/25/2028 352,000 413,505
3.25%, 8/15/2029 50,000 55,445
3.75%, 4/1/2030 100,000 114,616
4.88%, 7/20/2035 100,000 125,939
4.78%, 3/25/2038 250,000 309,256
4.13%, 4/1/2040 100,000 116,349
5.05%, 3/25/2048 400,000 523,695
4.25%, 4/1/2050 150,000 180,515
Duke University Health
System, Inc. ,
Series 2017, 3.92%,
6/1/2047 138,000 168,682
HCA, Inc. ,
5.00%, 3/15/2024 200,000 225,262
4.50%, 2/15/2027 250,000 290,132
5.13%, 6/15/2039 30,000 37,379
5.25%, 6/15/2049 200,000 255,160
Humana, Inc. ,
3.15%, 12/1/2022 250,000 260,571
2.90%, 12/15/2022 250,000 261,010
3.95%, 8/15/2049 100,000 118,902
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 150,000 192,148
Laboratory Corp. of America
Holdings ,
3.75%, 8/23/2022 200,000 208,707
2.95%, 12/1/2029 200,000 218,254
McKesson Corp. ,
3.95%, 2/16/2028 100,000 115,498
4.75%, 5/30/2029 300,000 364,619
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 30,456
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 100,000 95,864
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 23,994
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 17,974
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 59,773
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 14,790
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 41,873
UnitedHealth Group, Inc. ,
3.70%, 12/15/2025 250,000 284,136
3.38%, 4/15/2027 250,000 282,433
3.88%, 12/15/2028 200,000 236,137
2.88%, 8/15/2029 50,000 55,456
4.63%, 7/15/2035 25,000 32,519
5.80%, 3/15/2036 200,000 290,066
4.25%, 6/15/2048 100,000 127,387
3.70%, 8/15/2049 200,000 236,859

14 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc.,
3.88%, 8/15/2059 150,000 183,739
3.13%, 5/15/2060 150,000 161,274
10,579,224
Hotels, Restaurants & Leisure 0.2%
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 100,000 105,085
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 100,000 116,075
Series R, 3.13%, 6/15/2026 200,000 211,260
McDonald's Corp. ,
3.35%, 4/1/2023 250,000 265,323
3.50%, 7/1/2027 100,000 113,768
3.60%, 7/1/2030 100,000 114,719
4.88%, 7/15/2040 50,000 65,093
4.88%, 12/9/2045 250,000 327,880
3.63%, 9/1/2049 100,000 112,717
4.20%, 4/1/2050 100,000 122,987
Sands China Ltd. ,
5.40%, 8/8/2028 200,000 230,200
Starbucks Corp. ,
3.80%, 8/15/2025 100,000 112,809
4.00%, 11/15/2028 250,000 293,678
4.45%, 8/15/2049 100,000 125,992
3.50%, 11/15/2050 200,000 219,760
2,537,346
Household Durables 0.1%
DR Horton, Inc. ,
2.50%, 10/15/2024 85,000 90,372
Lennar Corp. ,
5.88%, 11/15/2024 300,000 346,944
PulteGroup, Inc. ,
5.00%, 1/15/2027 300,000 356,517
Whirlpool Corp. ,
3.70%, 5/1/2025 100,000 111,044
4.60%, 5/15/2050 150,000 187,376
1,092,253
Household Products 0.1%
Colgate-Palmolive Co. ,
3.70%, 8/1/2047 200,000 254,072
Kimberly-Clark Corp. ,
3.20%, 7/30/2046 85,000 95,945
2.88%, 2/7/2050 100,000 107,746
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 200,000 226,466
1.20%, 10/29/2030 400,000 392,376
1,076,605
Independent Power and Renewable Electricity Producers
0.1%
Exelon Generation Co. LLC ,
5.75%, 10/1/2041 150,000 170,556
5.60%, 6/15/2042 100,000 114,713
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 75,000 93,395
PSEG Power LLC ,
3.85%, 6/1/2023 300,000 322,405
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
Southern Power Co. ,
4.15%, 12/1/2025 250,000 286,060
987,129
Industrial Conglomerates 0.3%
3M Co. ,
3.00%, 8/7/2025 250,000 275,854
3.38%, 3/1/2029 100,000 113,913
5.70%, 3/15/2037 50,000 70,070
3.25%, 8/26/2049 125,000 138,362
General Electric Co. ,
2.70%, 10/9/2022 125,000 129,764
3.38%, 3/11/2024 150,000 162,704
3.63%, 5/1/2030 300,000 333,154
6.75%, 3/15/2032 106,000 146,841
6.15%, 8/7/2037 144,000 194,491
6.88%, 1/10/2039 100,000 144,291
4.25%, 5/1/2040 200,000 228,311
4.35%, 5/1/2050 100,000 115,503
Honeywell International, Inc. ,
1.35%, 6/1/2025 400,000 411,924
3.81%, 11/21/2047 100,000 122,373
Roper Technologies, Inc. ,
0.45%, 8/15/2022 300,000 300,621
1.00%, 9/15/2025 60,000 60,346
1.75%, 2/15/2031 100,000 98,199
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 50,000 70,871
Trane Technologies
Luxembourg Finance SA ,
3.55%, 11/1/2024 250,000 275,342
3,392,934
Insurance 0.9%
Aflac, Inc. ,
3.63%, 11/15/2024 250,000 278,420
3.60%, 4/1/2030 200,000 230,245
Alleghany Corp. ,
4.95%, 6/27/2022 250,000 265,077
Allstate Corp. (The) ,
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(c) 145,000 191,763
American International Group,
Inc. ,
4.88%, 6/1/2022 300,000 317,316
4.25%, 3/15/2029 250,000 296,441
4.50%, 7/16/2044 100,000 122,357
4.80%, 7/10/2045 100,000 127,182
4.75%, 4/1/2048 150,000 192,161
Aon plc ,
3.88%, 12/15/2025 100,000 113,199
4.75%, 5/15/2045 100,000 130,938
Arch Capital Finance LLC ,
4.01%, 12/15/2026 250,000 289,091
Athene Holding Ltd. ,
4.13%, 1/12/2028 300,000 335,306

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Berkshire Hathaway Finance
Corp. ,
4.40%, 5/15/2042 150,000 193,479
4.20%, 8/15/2048 100,000 126,168
4.25%, 1/15/2049 100,000 127,316
Brighthouse Financial, Inc. ,
3.70%, 6/22/2027 141,000 155,377
Chubb INA Holdings, Inc. ,
2.70%, 3/13/2023 250,000 262,409
3.35%, 5/3/2026 45,000 50,382
4.35%, 11/3/2045 100,000 131,693
CNA Financial Corp. ,
3.90%, 5/1/2029 50,000 58,382
Fidelity National Financial,
Inc. ,
2.45%, 3/15/2031 300,000 303,975
Globe Life, Inc. ,
2.15%, 8/15/2030 100,000 100,771
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 100,000 145,363
Lincoln National Corp. ,
4.35%, 3/1/2048 100,000 123,801
Loews Corp. ,
4.13%, 5/15/2043 100,000 114,874
Manulife Financial Corp. ,
4.15%, 3/4/2026 100,000 116,053
Markel Corp. ,
5.00%, 5/20/2049 100,000 134,413
Marsh & McLennan Cos., Inc. ,
4.90%, 3/15/2049 150,000 207,649
MetLife, Inc. ,
3.05%, 12/15/2022(e) 250,000 262,371
5.70%, 6/15/2035 86,000 123,902
6.40%, 12/15/2036 100,000 128,994
4.13%, 8/13/2042 200,000 248,379
4.60%, 5/13/2046 85,000 113,006
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(f) 75,000 90,259
Principal Financial Group, Inc. ,
3.30%, 9/15/2022 250,000 261,713
3.70%, 5/15/2029 200,000 231,527
Progressive Corp. (The) ,
6.25%, 12/1/2032 113,000 161,755
4.13%, 4/15/2047 100,000 127,671
Prudential Financial, Inc. ,
6.63%, 6/21/2040 100,000 152,194
(ICE LIBOR USD 3
Month + 3.92%), 5.63%,
6/15/2043(c) 400,000 430,418
3.91%, 12/7/2047 130,000 151,207
3.70%, 3/13/2051 200,000 228,050
Travelers Cos., Inc. (The) ,
4.00%, 5/30/2047 150,000 187,934
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 133,000 196,293
Unum Group ,
4.00%, 6/15/2029 250,000 278,135
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
W R Berkley Corp. ,
4.00%, 5/12/2050 200,000 238,984
Willis North America, Inc. ,
2.95%, 9/15/2029 30,000 32,370
3.88%, 9/15/2049 100,000 117,769
XLIT Ltd. ,
4.45%, 3/31/2025 150,000 170,965
9,175,497
Interactive Media & Services 0.1%
Alphabet, Inc. ,
1.90%, 8/15/2040 200,000 188,873
2.05%, 8/15/2050 200,000 181,235
Baidu, Inc. ,
4.38%, 5/14/2024 200,000 220,352
590,460
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd. ,
4.20%, 12/6/2047 250,000 295,083
Amazon.com, Inc. ,
2.80%, 8/22/2024 150,000 161,973
3.15%, 8/22/2027 350,000 395,953
4.80%, 12/5/2034 100,000 133,505
3.88%, 8/22/2037 100,000 121,722
4.05%, 8/22/2047 200,000 253,140
2.50%, 6/3/2050 200,000 198,027
4.25%, 8/22/2057 200,000 271,007
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 242,860
eBay, Inc. ,
3.80%, 3/9/2022 140,000 144,874
4.00%, 7/15/2042 100,000 112,756
Expedia Group, Inc. ,
3.25%, 2/15/2030 65,000 66,550
2,397,450
IT Services 0.5%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 100,000 96,970
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 80,000 89,748
Fidelity National Information
Services, Inc. ,
3.75%, 5/21/2029 50,000 57,564
Fiserv, Inc. ,
2.75%, 7/1/2024 200,000 214,175
4.20%, 10/1/2028 100,000 118,056
3.50%, 7/1/2029 400,000 450,821
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 266,717
4.15%, 8/15/2049 100,000 118,210
International Business
Machines Corp. ,
3.00%, 5/15/2024 400,000 431,925
3.45%, 2/19/2026 250,000 281,235
1.70%, 5/15/2027 100,000 102,845
3.50%, 5/15/2029 200,000 227,556

16 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
International Business
Machines Corp.,
1.95%, 5/15/2030 200,000 203,332
5.88%, 11/29/2032 250,000 352,223
4.25%, 5/15/2049 200,000 248,140
Mastercard , Inc. ,
2.00%, 3/3/2025 300,000 316,408
3.95%, 2/26/2048 150,000 186,566
PayPal Holdings, Inc. ,
2.40%, 10/1/2024 35,000 37,197
2.85%, 10/1/2029 70,000 76,303
2.30%, 6/1/2030 250,000 262,638
Visa, Inc. ,
3.15%, 12/14/2025 195,000 217,062
2.05%, 4/15/2030 200,000 209,065
1.10%, 2/15/2031 200,000 191,946
4.15%, 12/14/2035 150,000 190,877
4.30%, 12/14/2045 100,000 130,308
Western Union Co. (The) ,
6.20%, 11/17/2036 100,000 124,704
5,202,591
Leisure Products 0.0%
†
Hasbro, Inc. ,
3.55%, 11/19/2026 200,000 221,931
3.90%, 11/19/2029 50,000 55,896
277,827
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 100,000 108,197
PerkinElmer, Inc. ,
3.30%, 9/15/2029 50,000 55,742
Thermo Fisher Scientific, Inc. ,
3.20%, 8/15/2027 250,000 279,104
2.60%, 10/1/2029 65,000 70,091
513,134
Machinery 0.3%
Caterpillar, Inc. ,
2.60%, 6/26/2022 250,000 256,517
2.60%, 9/19/2029 400,000 434,205
2.60%, 4/9/2030 200,000 216,841
6.05%, 8/15/2036 123,000 180,950
3.80%, 8/15/2042 97,000 117,868
3.25%, 9/19/2049 100,000 112,612
Cummins, Inc. ,
2.60%, 9/1/2050 200,000 196,372
Deere & Co. ,
3.90%, 6/9/2042 100,000 122,850
3.75%, 4/15/2050 200,000 247,270
Dover Corp. ,
2.95%, 11/4/2029 50,000 54,272
5.38%, 3/1/2041 50,000 64,765
Fortive Corp. ,
4.30%, 6/15/2046 100,000 121,149
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 273,907
Otis Worldwide Corp. ,
2.57%, 2/15/2030 100,000 105,701
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Otis Worldwide Corp.,
3.11%, 2/15/2040 100,000 105,249
Parker-Hannifin Corp. ,
4.20%, 11/21/2034 250,000 305,210
Snap-on, Inc. ,
3.10%, 5/1/2050 100,000 108,688
Stanley Black & Decker, Inc. ,
2.30%, 3/15/2030 300,000 316,568
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.66%),
4.00%, 3/15/2060(c) 50,000 53,069
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(e) 100,000 118,515
3,512,578
Media 0.8%
Charter Communications
Operating LLC ,
4.50%, 2/1/2024 300,000 332,322
3.75%, 2/15/2028 250,000 277,162
6.48%, 10/23/2045 100,000 136,684
4.80%, 3/1/2050 250,000 284,461
3.70%, 4/1/2051 200,000 197,454
6.83%, 10/23/2055 250,000 364,515
Comcast Corp. ,
3.00%, 2/1/2024 1,000,000 1,075,190
4.15%, 10/15/2028 200,000 237,152
3.40%, 4/1/2030 300,000 340,843
4.25%, 1/15/2033 100,000 122,391
7.05%, 3/15/2033 105,000 157,381
6.50%, 11/15/2035 70,000 105,399
4.60%, 10/15/2038 250,000 319,806
3.97%, 11/1/2047 296,000 352,207
4.70%, 10/15/2048 650,000 863,281
3.45%, 2/1/2050 100,000 111,662
2.80%, 1/15/2051 300,000 298,284
Discovery Communications
LLC ,
3.45%, 3/15/2025 135,000 147,505
4.90%, 3/11/2026 50,000 58,487
3.95%, 3/20/2028 100,000 113,808
3.63%, 5/15/2030 200,000 225,382
5.00%, 9/20/2037 50,000 61,814
5.30%, 5/15/2049 125,000 160,757
4.00%, 9/15/2055(d) 60,000 64,630
Fox Corp. ,
5.48%, 1/25/2039 100,000 133,422
5.58%, 1/25/2049 100,000 138,442
Grupo Televisa SAB ,
6.13%, 1/31/2046 200,000 270,817
Omnicom Group, Inc. ,
3.63%, 5/1/2022 50,000 51,951
3.60%, 4/15/2026 250,000 281,861
Time Warner Cable LLC ,
6.75%, 6/15/2039 50,000 69,892
5.50%, 9/1/2041 100,000 125,179
4.50%, 9/15/2042 250,000 284,346

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Media
ViacomCBS , Inc. ,
3.70%, 8/15/2024 250,000 273,555
5.50%, 5/15/2033 82,000 104,341
4.38%, 3/15/2043 200,000 232,000
4.95%, 5/19/2050 150,000 190,081
WPP Finance 2010 ,
3.75%, 9/19/2024 250,000 275,838
8,840,302
Metals & Mining 0.3%
Barrick Gold Corp. ,
5.25%, 4/1/2042 200,000 270,227
BHP Billiton Finance USA Ltd. ,
6.42%, 3/1/2026 55,000 69,973
5.00%, 9/30/2043 150,000 209,719
Newmont Corp. ,
5.88%, 4/1/2035 164,000 232,555
Nucor Corp. ,
4.00%, 8/1/2023 250,000 269,683
2.70%, 6/1/2030 200,000 215,543
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 144,000 209,216
Rio Tinto Finance USA plc ,
4.13%, 8/21/2042 50,000 62,623
Southern Copper Corp. ,
6.75%, 4/16/2040 100,000 147,295
5.88%, 4/23/2045 150,000 216,144
Steel Dynamics, Inc. ,
3.45%, 4/15/2030 300,000 334,287
Teck Resources Ltd. ,
5.20%, 3/1/2042 150,000 171,801
Vale Overseas Ltd. ,
6.25%, 8/10/2026 250,000 306,875
6.88%, 11/10/2039 100,000 145,126
2,861,067
Multiline Retail 0.1%
Dollar General Corp. ,
3.25%, 4/15/2023 400,000 422,169
Dollar Tree, Inc. ,
3.70%, 5/15/2023 200,000 213,807
Kohl's Corp. ,
3.25%, 2/1/2023 150,000 155,361
Target Corp. ,
2.50%, 4/15/2026 250,000 272,577
3.63%, 4/15/2046 100,000 121,354
3.90%, 11/15/2047 100,000 127,615
1,312,883
Multi-Utilities 0.5%
Ameren Corp. ,
3.65%, 2/15/2026 250,000 280,371
Ameren Illinois Co. ,
2.70%, 9/1/2022 350,000 361,219
Berkshire Hathaway Energy
Co. ,
3.50%, 2/1/2025 250,000 274,811
4.45%, 1/15/2049 100,000 127,777
4.25%, 10/15/2050(d) 200,000 248,212
2.85%, 5/15/2051(d) 300,000 299,373
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Black Hills Corp. ,
3.05%, 10/15/2029 125,000 136,354
CenterPoint Energy, Inc. ,
2.50%, 9/1/2022 100,000 103,188
2.95%, 3/1/2030 100,000 108,046
CMS Energy Corp. ,
3.00%, 5/15/2026 100,000 109,737
Consolidated Edison Co. of
New York, Inc. ,
5.70%, 6/15/2040 150,000 206,445
3.95%, 3/1/2043 100,000 114,900
4.45%, 3/15/2044 200,000 246,667
3.70%, 11/15/2059 100,000 112,891
Consumers Energy Co. ,
3.75%, 2/15/2050 150,000 182,061
3.50%, 8/1/2051 100,000 117,655
Dominion Energy, Inc. ,
4.25%, 6/1/2028 250,000 297,561
Series B, 5.95%, 6/15/2035 174,000 242,281
Series C, 4.90%, 8/1/2041 100,000 127,677
DTE Energy Co. ,
2.95%, 3/1/2030 100,000 107,631
NiSource, Inc. ,
1.70%, 2/15/2031 100,000 97,940
5.95%, 6/15/2041 50,000 69,251
4.38%, 5/15/2047 100,000 121,220
Puget Energy, Inc. ,
3.65%, 5/15/2025 250,000 275,733
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 100,000 107,340
Sempra Energy ,
4.05%, 12/1/2023 200,000 218,091
6.00%, 10/15/2039 100,000 140,124
4.00%, 2/1/2048 150,000 171,520
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 246,871
4.40%, 6/1/2043 100,000 120,176
WEC Energy Group, Inc. ,
3.55%, 6/15/2025 84,000 92,955
1.80%, 10/15/2030 200,000 198,135
5,664,213
Oil, Gas & Consumable Fuels 2.0%
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 250,000 278,265
4.23%, 11/6/2028 300,000 354,305
3.63%, 4/6/2030 200,000 227,560
1.75%, 8/10/2030 200,000 197,223
BP Capital Markets plc ,
3.51%, 3/17/2025 250,000 276,828
Canadian Natural Resources
Ltd. ,
3.85%, 6/1/2027 350,000 393,903
6.25%, 3/15/2038 85,000 111,989
Cenovus Energy, Inc. ,
5.38%, 7/15/2025 300,000 338,979
4.25%, 4/15/2027 300,000 330,017

18 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 118,610
3.70%, 11/15/2029 65,000 70,964
Chevron Corp. ,
2.36%, 12/5/2022 250,000 258,295
2.95%, 5/16/2026 250,000 274,334
2.24%, 5/11/2030 300,000 313,630
Chevron USA, Inc. ,
3.90%, 11/15/2024 250,000 279,100
6.00%, 3/1/2041 150,000 219,318
CNOOC Finance 2014 ULC ,
4.25%, 4/30/2024 200,000 216,364
CNOOC Finance 2015 USA
LLC ,
4.38%, 5/2/2028 200,000 224,562
CNOOC Petroleum North
America ULC ,
5.88%, 3/10/2035 92,000 115,923
6.40%, 5/15/2037 100,000 132,996
Concho Resources, Inc. ,
4.30%, 8/15/2028 250,000 291,994
ConocoPhillips ,
5.90%, 10/15/2032 123,000 168,496
6.50%, 2/1/2039 200,000 300,716
Devon Energy Corp. ,
5.00%, 6/15/2045 200,000 230,114
Ecopetrol SA ,
5.88%, 5/28/2045 225,000 255,240
Enable Midstream Partners
LP ,
5.00%, 5/15/2044(e) 50,000 48,239
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 100,000 151,498
Enbridge, Inc. ,
3.13%, 11/15/2029 100,000 108,114
5.50%, 12/1/2046 50,000 65,495
Energy Transfer Operating LP ,
5.20%, 2/1/2022 250,000 258,399
4.25%, 3/15/2023 250,000 264,942
5.25%, 4/15/2029 100,000 115,367
3.75%, 5/15/2030 200,000 210,068
6.50%, 2/1/2042 250,000 303,472
6.25%, 4/15/2049 100,000 118,287
5.00%, 5/15/2050 100,000 103,575
Enterprise Products Operating
LLC ,
3.13%, 7/31/2029 100,000 109,484
2.80%, 1/31/2030 200,000 214,279
6.13%, 10/15/2039 90,000 121,409
4.85%, 8/15/2042 150,000 181,157
4.95%, 10/15/2054 450,000 544,555
EOG Resources, Inc. ,
4.95%, 4/15/2050 100,000 129,256
Equinor ASA ,
2.88%, 4/6/2025 300,000 325,018
3.95%, 5/15/2043 150,000 174,974
3.25%, 11/18/2049 100,000 105,800
3.70%, 4/6/2050 100,000 114,829
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Exxon Mobil Corp. ,
1.57%, 4/15/2023 100,000 102,702
3.18%, 3/15/2024 200,000 215,236
2.71%, 3/6/2025 250,000 268,315
2.99%, 3/19/2025 200,000 217,394
3.04%, 3/1/2026 75,000 82,376
3.29%, 3/19/2027 200,000 225,126
3.48%, 3/19/2030 200,000 226,781
3.00%, 8/16/2039 100,000 103,771
4.23%, 3/19/2040 200,000 241,024
4.11%, 3/1/2046 100,000 119,072
4.33%, 3/19/2050 63,000 77,572
3.45%, 4/15/2051 187,000 203,377
Hess Corp. ,
4.30%, 4/1/2027 100,000 110,881
7.30%, 8/15/2031 127,000 165,556
Husky Energy, Inc. ,
3.95%, 4/15/2022 200,000 205,512
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 144,000 184,120
6.38%, 3/1/2041 100,000 129,531
Kinder Morgan, Inc. ,
4.30%, 6/1/2025 335,000 378,542
5.55%, 6/1/2045 100,000 125,227
5.05%, 2/15/2046 250,000 296,867
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 100,000 111,226
Marathon Oil Corp. ,
6.80%, 3/15/2032 82,000 103,738
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 200,000 228,257
6.50%, 3/1/2041 100,000 134,608
MPLX LP ,
4.50%, 7/15/2023 150,000 162,457
4.88%, 6/1/2025 250,000 286,863
4.13%, 3/1/2027 200,000 228,170
4.00%, 3/15/2028 250,000 284,454
2.65%, 8/15/2030 200,000 204,531
4.70%, 4/15/2048 150,000 168,246
ONEOK, Inc. ,
2.75%, 9/1/2024 250,000 263,378
3.10%, 3/15/2030 100,000 103,818
4.95%, 7/13/2047 150,000 167,575
5.20%, 7/15/2048 100,000 113,868
Phillips 66 ,
0.90%, 2/15/2024 300,000 300,598
5.88%, 5/1/2042 150,000 203,067
Phillips 66 Partners LP ,
3.75%, 3/1/2028 250,000 271,306
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 200,000 202,826
Sabine Pass Liquefaction
LLC ,
6.25%, 3/15/2022 250,000 262,118
5.00%, 3/15/2027 250,000 295,566
Spectra Energy Partners LP ,
3.50%, 3/15/2025 250,000 273,886

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Suncor Energy, Inc. ,
3.60%, 12/1/2024 120,000 132,092
5.95%, 5/15/2035 89,000 115,303
4.00%, 11/15/2047 100,000 108,683
Sunoco Logistics Partners
Operations LP ,
5.35%, 5/15/2045 150,000 159,520
Total Capital International SA ,
3.70%, 1/15/2024 500,000 547,257
3.46%, 2/19/2029 200,000 226,647
3.46%, 7/12/2049 100,000 109,210
TransCanada PipeLines Ltd. ,
4.25%, 5/15/2028 250,000 292,212
4.10%, 4/15/2030 150,000 174,144
5.85%, 3/15/2036 150,000 202,302
5.10%, 3/15/2049 150,000 194,568
Valero Energy Corp. ,
3.65%, 3/15/2025 205,000 223,816
7.50%, 4/15/2032 82,000 114,388
6.63%, 6/15/2037 100,000 131,421
Williams Cos., Inc. (The) ,
4.50%, 11/15/2023 300,000 329,390
4.55%, 6/24/2024 250,000 278,666
5.40%, 3/4/2044 250,000 304,021
4.85%, 3/1/2048 100,000 118,162
21,559,282
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 100,000 161,085
Personal Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024 250,000 263,485
3.13%, 12/1/2049 100,000 111,785
375,270
Pharmaceuticals 1.1%
AstraZeneca plc ,
3.38%, 11/16/2025 250,000 278,496
6.45%, 9/15/2037 50,000 75,138
4.38%, 11/16/2045 150,000 193,017
4.38%, 8/17/2048 150,000 193,502
Bristol-Myers Squibb Co. ,
3.25%, 8/15/2022 200,000 208,864
2.90%, 7/26/2024 500,000 541,505
3.20%, 6/15/2026 200,000 223,627
3.40%, 7/26/2029 100,000 114,374
4.63%, 5/15/2044 150,000 197,072
5.00%, 8/15/2045 250,000 345,936
4.55%, 2/20/2048 100,000 130,941
4.25%, 10/26/2049 100,000 127,699
Eli Lilly & Co. ,
2.75%, 6/1/2025 45,000 48,914
3.10%, 5/15/2027 200,000 224,477
3.95%, 3/15/2049 100,000 125,485
Eli Lilly and Co. ,
2.25%, 5/15/2050 200,000 186,676
GlaxoSmithKline Capital plc ,
2.85%, 5/8/2022 250,000 258,067
3.38%, 6/1/2029 250,000 287,332
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 139,000 196,154
Johnson & Johnson ,
2.45%, 3/1/2026 75,000 81,286
4.95%, 5/15/2033 287,000 395,743
3.63%, 3/3/2037 250,000 298,412
3.75%, 3/3/2047 100,000 123,975
2.45%, 9/1/2060 200,000 195,890
Merck & Co., Inc. ,
2.75%, 2/10/2025 470,000 507,073
3.40%, 3/7/2029 300,000 343,491
4.15%, 5/18/2043 100,000 126,891
4.00%, 3/7/2049 100,000 126,417
2.45%, 6/24/2050 100,000 96,709
Mylan, Inc. ,
4.55%, 4/15/2028 150,000 177,819
5.20%, 4/15/2048 100,000 129,604
Novartis Capital Corp. ,
3.40%, 5/6/2024 250,000 274,097
3.00%, 11/20/2025 250,000 275,706
2.20%, 8/14/2030 300,000 318,469
4.00%, 11/20/2045 100,000 126,689
Perrigo Finance Unlimited Co. ,
3.15%, 6/15/2030 200,000 210,863
Pfizer, Inc. ,
2.95%, 3/15/2024 250,000 269,311
3.00%, 12/15/2026 250,000 279,391
7.20%, 3/15/2039 275,000 461,060
4.13%, 12/15/2046 200,000 252,298
4.00%, 3/15/2049 100,000 125,213
Pharmacia LLC ,
6.60%, 12/1/2028(e) 123,000 169,318
Royalty Pharma plc ,
0.75%, 9/2/2023(d) 200,000 200,813
3.55%, 9/2/2050(d) 100,000 104,425
Sanofi ,
3.63%, 6/19/2028 250,000 287,580
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 190,000 211,040
Takeda Pharmaceutical Co.
Ltd. ,
3.03%, 7/9/2040 200,000 205,583
3.18%, 7/9/2050 200,000 204,962
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026 100,000 113,768
Viatris , Inc. ,
3.85%, 6/22/2040(d) 200,000 220,843
Zoetis, Inc. ,
3.25%, 2/1/2023 250,000 262,465
4.50%, 11/13/2025 115,000 133,761
4.70%, 2/1/2043 100,000 132,740
11,400,981
Professional Services 0.0%
†
Thomson Reuters Corp. ,
3.35%, 5/15/2026 140,000 155,900

20 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail 0.4%
Burlington Northern Santa Fe
LLC ,
3.00%, 4/1/2025 300,000 327,152
5.05%, 3/1/2041 350,000 473,298
4.70%, 9/1/2045 150,000 200,246
Canadian National Railway
Co. ,
6.90%, 7/15/2028 168,000 230,909
6.20%, 6/1/2036 64,000 95,590
Canadian Pacific Railway Co. ,
2.90%, 2/1/2025 100,000 108,164
4.80%, 8/1/2045 150,000 204,510
CSX Corp. ,
5.50%, 4/15/2041 100,000 139,262
3.35%, 9/15/2049 100,000 109,052
3.95%, 5/1/2050 250,000 301,144
Kansas City Southern ,
2.88%, 11/15/2029 60,000 64,750
4.20%, 11/15/2069 100,000 114,413
Norfolk Southern Corp. ,
2.90%, 2/15/2023 92,000 96,215
2.55%, 11/1/2029 50,000 53,465
4.84%, 10/1/2041 15,000 19,836
4.45%, 6/15/2045 50,000 63,131
3.40%, 11/1/2049 70,000 76,625
4.05%, 8/15/2052 132,000 160,421
Ryder System, Inc. ,
2.50%, 9/1/2024 45,000 47,725
2.90%, 12/1/2026 90,000 98,902
Union Pacific Corp. ,
2.40%, 2/5/2030 200,000 211,711
3.60%, 9/15/2037 100,000 112,690
4.05%, 3/1/2046 105,000 123,933
4.50%, 9/10/2048 150,000 190,112
3.25%, 2/5/2050 250,000 269,503
3.95%, 8/15/2059 100,000 119,255
4,012,014
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc. ,
1.75%, 6/1/2030 100,000 101,201
4.35%, 4/1/2047 100,000 132,478
Broadcom Corp. ,
3.63%, 1/15/2024 750,000 810,815
3.88%, 1/15/2027 200,000 223,409
Broadcom, Inc. ,
3.63%, 10/15/2024 200,000 219,055
4.70%, 4/15/2025 200,000 228,296
5.00%, 4/15/2030 150,000 178,563
4.15%, 11/15/2030 300,000 339,807
3.50%, 2/15/2041(d) 200,000 201,599
3.75%, 2/15/2051(d) 100,000 102,224
Intel Corp. ,
2.70%, 12/15/2022 250,000 261,291
3.40%, 3/25/2025 100,000 110,629
3.70%, 7/29/2025 150,000 168,616
3.75%, 3/25/2027 100,000 115,349
2.45%, 11/15/2029 250,000 267,610
3.90%, 3/25/2030 200,000 237,160
4.10%, 5/11/2047 100,000 121,721
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp.,
3.73%, 12/8/2047 207,000 239,478
4.75%, 3/25/2050 150,000 201,875
KLA Corp. ,
4.65%, 11/1/2024 215,000 243,686
3.30%, 3/1/2050 50,000 54,959
Lam Research Corp. ,
3.80%, 3/15/2025 145,000 162,557
1.90%, 6/15/2030 60,000 61,389
2.88%, 6/15/2050 55,000 57,242
Micron Technology, Inc. ,
4.19%, 2/15/2027 250,000 290,493
NVIDIA Corp. ,
2.85%, 4/1/2030 200,000 220,430
3.50%, 4/1/2050 100,000 115,043
NXP BV ,
4.30%, 6/18/2029(d) 150,000 175,077
QUALCOMM, Inc. ,
3.25%, 5/20/2027 100,000 113,128
1.30%, 5/20/2028 73,000 72,902
1.65%, 5/20/2032 200,000 197,033
4.65%, 5/20/2035 250,000 325,958
Texas Instruments, Inc. ,
4.15%, 5/15/2048 100,000 129,600
Xilinx, Inc. ,
2.95%, 6/1/2024 100,000 107,292
6,587,965
Software 0.6%
Adobe, Inc. ,
3.25%, 2/1/2025 70,000 76,819
Microsoft Corp. ,
2.00%, 8/8/2023 250,000 260,079
2.88%, 2/6/2024 85,000 91,129
2.40%, 8/8/2026 465,000 504,082
3.30%, 2/6/2027 400,000 454,428
3.50%, 2/12/2035 65,000 77,852
3.45%, 8/8/2036 250,000 299,249
4.45%, 11/3/2045 200,000 271,293
3.70%, 8/8/2046 200,000 245,930
2.53%, 6/1/2050 475,000 480,091
2.68%, 6/1/2060 166,000 168,556
Oracle Corp. ,
2.40%, 9/15/2023 350,000 367,429
2.50%, 4/1/2025 100,000 107,003
2.95%, 5/15/2025 150,000 163,151
2.65%, 7/15/2026 145,000 157,395
2.80%, 4/1/2027 400,000 437,168
3.25%, 11/15/2027 200,000 225,485
2.95%, 4/1/2030 200,000 219,649
3.25%, 5/15/2030 100,000 112,153
4.30%, 7/8/2034 150,000 183,964
3.60%, 4/1/2040 200,000 225,061
4.13%, 5/15/2045 150,000 177,499
4.00%, 7/15/2046 350,000 410,987
3.60%, 4/1/2050 200,000 223,156
4.38%, 5/15/2055 150,000 186,794
3.85%, 4/1/2060 100,000 115,722
ServiceNow , Inc. ,
1.40%, 9/1/2030 75,000 71,680

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Software
VMware, Inc. ,
4.70%, 5/15/2030 200,000 236,438
6,550,242
Specialty Retail 0.3%
AutoZone, Inc. ,
3.13%, 4/18/2024 250,000 269,327
3.25%, 4/15/2025 165,000 180,157
Home Depot, Inc. (The) ,
2.63%, 6/1/2022 250,000 257,421
3.35%, 9/15/2025 120,000 134,405
2.50%, 4/15/2027 100,000 108,634
2.95%, 6/15/2029 100,000 111,376
3.30%, 4/15/2040 100,000 113,113
5.95%, 4/1/2041 100,000 151,140
4.40%, 3/15/2045 200,000 257,552
4.50%, 12/6/2048 100,000 133,031
3.13%, 12/15/2049 100,000 108,205
3.35%, 4/15/2050 100,000 112,140
Lowe's Cos., Inc. ,
6.50%, 3/15/2029 164,000 218,487
3.65%, 4/5/2029 200,000 228,990
4.55%, 4/5/2049 100,000 129,160
3.00%, 10/15/2050 200,000 203,775
TJX Cos., Inc. (The) ,
3.50%, 4/15/2025 300,000 333,122
3.88%, 4/15/2030 100,000 117,183
3,167,218
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. ,
2.30%, 5/11/2022 250,000 256,019
1.70%, 9/11/2022 630,000 645,173
0.75%, 5/11/2023 500,000 506,403
3.45%, 5/6/2024 300,000 329,373
2.50%, 2/9/2025 170,000 182,853
3.25%, 2/23/2026 95,000 106,007
2.45%, 8/4/2026 190,000 205,793
3.00%, 11/13/2027 100,000 112,456
1.65%, 5/11/2030 100,000 101,095
3.85%, 5/4/2043 250,000 304,328
4.38%, 5/13/2045 145,000 189,416
4.65%, 2/23/2046 230,000 312,191
2.95%, 9/11/2049 300,000 319,828
2.65%, 5/11/2050 100,000 101,119
2.55%, 8/20/2060 250,000 239,408
Dell International LLC ,
5.45%, 6/15/2023(d) 200,000 219,703
6.02%, 6/15/2026(d) 240,000 289,726
5.30%, 10/1/2029(d) 100,000 120,409
8.35%, 7/15/2046(d) 150,000 223,121
Hewlett Packard Enterprise
Co. ,
2.25%, 4/1/2023 250,000 259,147
6.35%, 10/15/2045(e) 100,000 129,841
HP, Inc. ,
6.00%, 9/15/2041 100,000 128,038
5,281,447
Corporate Bonds
Principal
Amount ($) Value ($)
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 100,000 111,098
3.38%, 11/1/2046 100,000 114,422
3.38%, 3/27/2050 100,000 115,417
340,937
Thrifts & Mortgage Finance 0.0%
†
BPCE SA ,
4.00%, 4/15/2024 250,000 276,785
Tobacco 0.4%
Altria Group, Inc. ,
2.85%, 8/9/2022 250,000 259,229
2.35%, 5/6/2025 300,000 316,625
4.80%, 2/14/2029 200,000 237,636
3.40%, 5/6/2030 200,000 219,613
4.25%, 8/9/2042 100,000 109,294
5.38%, 1/31/2044 100,000 124,799
5.95%, 2/14/2049 150,000 203,315
BAT Capital Corp. ,
3.22%, 8/15/2024 150,000 161,890
3.56%, 8/15/2027 200,000 222,266
3.46%, 9/6/2029 50,000 54,558
4.39%, 8/15/2037 100,000 110,434
4.54%, 8/15/2047 150,000 163,647
4.76%, 9/6/2049 50,000 55,351
3.98%, 9/25/2050 100,000 100,542
Philip Morris International,
Inc. ,
2.38%, 8/17/2022 200,000 206,048
3.60%, 11/15/2023 250,000 271,935
4.13%, 3/4/2043 200,000 233,904
4.88%, 11/15/2043 150,000 194,095
4.25%, 11/10/2044 100,000 120,203
Reynolds American, Inc. ,
4.85%, 9/15/2023 200,000 222,179
4.45%, 6/12/2025 100,000 113,190
5.70%, 8/15/2035 75,000 93,847
5.85%, 8/15/2045 100,000 126,341
3,920,941
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
2.25%, 1/15/2023 250,000 256,836
3.63%, 12/1/2027 250,000 273,146
Aircastle Ltd. ,
5.00%, 4/1/2023 50,000 53,740
4.13%, 5/1/2024 100,000 106,069
GATX Corp. ,
4.00%, 6/30/2030 200,000 233,950
923,741
Water Utilities 0.1%
American Water Capital Corp. ,
3.45%, 6/1/2029 100,000 113,627
4.30%, 9/1/2045 150,000 188,827
Essential Utilities, Inc. ,
3.35%, 4/15/2050 150,000 161,393
463,847

22 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services 0.4%
America Movil SAB de CV ,
3.13%, 7/16/2022 250,000 259,508
2.88%, 5/7/2030 200,000 215,346
6.38%, 3/1/2035 123,000 181,598
Rogers Communications, Inc. ,
5.00%, 3/15/2044 250,000 330,299
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(d) 200,000 219,239
3.75%, 4/15/2027(d) 200,000 224,762
3.88%, 4/15/2030(d) 300,000 338,751
2.55%, 2/15/2031(d) 300,000 307,284
4.38%, 4/15/2040(d) 100,000 117,103
4.50%, 4/15/2050(d) 200,000 235,680
3.30%, 2/15/2051(d) 100,000 97,979
Vodafone Group plc ,
3.75%, 1/16/2024 400,000 436,570
4.38%, 5/30/2028 250,000 297,681
7.88%, 2/15/2030 144,000 212,849
6.15%, 2/27/2037 75,000 104,754
5.25%, 5/30/2048 75,000 100,603
4.88%, 6/19/2049 100,000 128,804
4.25%, 9/17/2050 140,000 166,167
3,974,977
Total Corporate Bonds
(cost $262,580,959)
288,116,323
Foreign Government Securities 1.8%
CANADA 0.3%
Canada Government Bond ,
2.00%, 11/15/2022 250,000 258,300
Export Development Canada ,
2.50%, 1/24/2023 500,000 522,684
Province of Alberta ,
2.95%, 1/23/2024 250,000 269,006
3.30%, 3/15/2028 100,000 114,552
Province of New Brunswick ,
3.63%, 2/24/2028 100,000 117,097
Province of Ontario ,
2.20%, 10/3/2022 500,000 516,003
3.05%, 1/29/2024 500,000 540,178
1.13%, 10/7/2030 500,000 487,398
Province of Quebec ,
2.50%, 4/20/2026 200,000 218,565
7.50%, 9/15/2029 200,000 297,836
1.35%, 5/28/2030 400,000 400,604
3,742,223
CHILE 0.1%
Republic of Chile ,
3.24%, 2/6/2028 500,000 560,005
2.45%, 1/31/2031 200,000 210,400
2.55%, 1/27/2032 200,000 211,400
981,805
COLOMBIA 0.2%
Republic of Colombia ,
2.63%, 3/15/2023 200,000 205,900
Foreign Government Securities
Principal
Amount ($) Value ($)
COLOMBIA
Republic of Colombia
(continued)
4.00%, 2/26/2024 250,000 268,690
3.88%, 4/25/2027 200,000 219,900
4.50%, 3/15/2029 200,000 227,252
7.38%, 9/18/2037 100,000 139,750
5.63%, 2/26/2044 200,000 246,400
5.00%, 6/15/2045 350,000 405,825
1,713,717
GERMANY 0.0%
†
FMS Wertmanagement AoeR ,
2.75%, 1/30/2024 400,000 429,373
HUNGARY 0.1%
Hungary Government Bond ,
5.75%, 11/22/2023 200,000 228,149
5.38%, 3/25/2024 500,000 570,655
798,804
INDONESIA 0.1%
Republic of Indonesia ,
4.75%, 2/11/2029 200,000 239,800
3.85%, 10/15/2030 200,000 231,054
4.35%, 1/11/2048 250,000 295,665
766,519
ISRAEL 0.1%
State of Israel Government
Bond ,
3.15%, 6/30/2023 250,000 265,717
4.13%, 1/17/2048 200,000 250,316
3.88%, 7/3/2050 200,000 236,976
753,009
ITALY 0.1%
Italian Republic Government
Bond ,
6.88%, 9/27/2023 200,000 231,892
2.38%, 10/17/2024 200,000 210,339
2.88%, 10/17/2029 200,000 208,591
5.38%, 6/15/2033 234,000 298,983
949,805
JAPAN 0.1%
Japan Bank for International
Cooperation ,
3.38%, 10/31/2023 1,000,000 1,082,248
2.00%, 10/17/2029 500,000 531,741
1,613,989
MEXICO 0.2%
United Mexican States ,
4.00%, 10/2/2023 200,000 218,602
3.75%, 1/11/2028 250,000 278,140
4.75%, 4/27/2032 200,000 233,200
6.75%, 9/27/2034 200,000 271,752
5.55%, 1/21/2045 200,000 248,502
4.60%, 1/23/2046 250,000 275,002
5.00%, 4/27/2051 300,000 349,878

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 23
Foreign Government Securities
Principal
Amount ($) Value ($)
MEXICO
United Mexican States
(continued)
3.77%, 5/24/2061 200,000 192,500
5.75%, 10/12/2110 200,000 247,502
2,315,078
PANAMA 0.1%
Republic of Panama ,
3.88%, 3/17/2028 200,000 226,002
3.16%, 1/23/2030 200,000 217,502
2.25%, 9/29/2032 200,000 201,700
6.70%, 1/26/2036 250,000 358,127
4.50%, 4/16/2050 200,000 245,252
1,248,583
PERU 0.1%
Republic of Peru ,
2.78%, 1/23/2031 200,000 215,000
5.63%, 11/18/2050 200,000 304,000
2.78%, 12/1/2060 200,000 192,802
711,802
PHILIPPINES 0.1%
Republic of Philippines ,
7.75%, 1/14/2031 250,000 383,234
6.38%, 10/23/2034 250,000 365,217
3.95%, 1/20/2040 250,000 293,750
1,042,201
POLAND 0.0%
†
Republic of Poland ,
4.00%, 1/22/2024 250,000 276,000
SOUTH KOREA 0.1%
Export-Import Bank of Korea ,
2.88%, 1/21/2025 350,000 379,484
Republic of Korea ,
5.63%, 11/3/2025 200,000 245,647
2.50%, 6/19/2029 200,000 218,541
843,672
SWEDEN 0.0%
†
Svensk Exportkredit AB ,
2.88%, 3/14/2023 200,000 211,015
URUGUAY 0.1%
Oriental Republic of Uruguay ,
4.50%, 8/14/2024 350,000 384,825
4.38%, 1/23/2031 200,000 240,502
5.10%, 6/18/2050 300,000 403,128
1,028,455
Total Foreign Government Securities
(cost $17,963,941)
19,426,050
Mortgage-Backed Securities 26.0%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J01279
5.50%, 2/1/2021 6 6
Pool# J01570
5.50%, 4/1/2021 140 141
Pool# J01771
5.00%, 5/1/2021 479 501
Pool# J05950
5.50%, 5/1/2021 342 343
Pool# G18122
5.00%, 6/1/2021 180 189
Pool# J01980
6.00%, 6/1/2021 510 511
Pool# J03074
5.00%, 7/1/2021 48 50
Pool# C00351
8.00%, 7/1/2024 112 121
Pool# D60780
8.00%, 6/1/2025 367 379
Pool# G30267
5.00%, 8/1/2025 60,978 67,328
Pool# J13883
3.50%, 12/1/2025 177,311 189,033
Pool# J18127
3.00%, 3/1/2027 101,907 107,904
Pool# J18702
3.00%, 3/1/2027 97,451 103,164
Pool# J19106
3.00%, 5/1/2027 42,713 45,670
Pool# J20471
3.00%, 9/1/2027 190,105 201,315
Pool# D82854
7.00%, 10/1/2027 284 306
Pool# G14609
3.00%, 11/1/2027 258,735 273,942
Pool# C00566
7.50%, 12/1/2027 445 512
Pool# G15100
2.50%, 7/1/2028 85,171 90,172
Pool# C18271
7.00%, 11/1/2028 1,328 1,486
Pool# C00678
7.00%, 11/1/2028 518 598
Pool# C00836
7.00%, 7/1/2029 312 361
Pool# C31285
7.00%, 9/1/2029 696 783
Pool# C31282
7.00%, 9/1/2029 42 43
Pool# G18536
2.50%, 1/1/2030 965,137 1,016,121
Pool# C37436
8.00%, 1/1/2030 917 1,089
Pool# C36429
7.00%, 2/1/2030 408 421
Pool# C36306
7.00%, 2/1/2030 403 420
Pool# C00921
7.50%, 2/1/2030 585 686
Pool# G01108
7.00%, 4/1/2030 226 258

24 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C37703
7.50%, 4/1/2030 444 469
Pool# G18552
3.00%, 5/1/2030 443,416 469,747
Pool# J32243
3.00%, 7/1/2030 444,305 477,474
Pool# J32257
3.00%, 7/1/2030 32,097 34,643
Pool# J32255
3.00%, 7/1/2030 24,974 26,842
Pool# C41561
8.00%, 8/1/2030 1,268 1,326
Pool# C01051
8.00%, 9/1/2030 1,126 1,353
Pool# C43550
7.00%, 10/1/2030 944 977
Pool# C44017
7.50%, 10/1/2030 296 301
Pool# C43967
8.00%, 10/1/2030 2,403 2,414
Pool# C44957
8.00%, 11/1/2030 577 591
Pool# C01106
7.00%, 12/1/2030 4,143 4,779
Pool# C01103
7.50%, 12/1/2030 488 580
Pool# C46932
7.50%, 1/1/2031 431 448
Pool# C01116
7.50%, 1/1/2031 378 451
Pool# G01217
7.00%, 3/1/2031 4,659 5,426
Pool# C48206
7.50%, 3/1/2031 1,143 1,148
Pool# C91366
4.50%, 4/1/2031 69,537 77,037
Pool# G18601
3.00%, 5/1/2031 25,098 26,586
Pool# G18605
3.00%, 6/1/2031 13,118 13,892
Pool# C91377
4.50%, 6/1/2031 37,100 41,092
Pool# C53324
7.00%, 6/1/2031 1,051 1,124
Pool# C01209
8.00%, 6/1/2031 305 319
Pool# C54792
7.00%, 7/1/2031 1,367 1,420
Pool# J35107
2.50%, 8/1/2031 32,910 34,998
Pool# G01309
7.00%, 8/1/2031 704 814
Pool# G01311
7.00%, 9/1/2031 4,932 5,707
Pool# C01222
7.00%, 9/1/2031 599 703
Pool# G01315
7.00%, 9/1/2031 168 196
Pool# J35522
2.50%, 10/1/2031 153,739 161,882
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C58694
7.00%, 10/1/2031 2,899 3,186
Pool# C60012
7.00%, 11/1/2031 475 491
Pool# C61298
8.00%, 11/1/2031 1,674 1,723
Pool# J35957
2.50%, 12/1/2031 268,029 282,221
Pool# C61105
7.00%, 12/1/2031 3,592 3,897
Pool# C01305
7.50%, 12/1/2031 480 548
Pool# C63171
7.00%, 1/1/2032 3,934 4,575
Pool# V61548
2.50%, 2/1/2032 284,041 302,104
Pool# G01391
7.00%, 4/1/2032 8,500 9,913
Pool# C01345
7.00%, 4/1/2032 2,810 3,326
Pool# C01370
8.00%, 4/1/2032 696 809
Pool# G16285
3.50%, 5/1/2032 22,915 25,036
Pool# C01381
8.00%, 5/1/2032 7,834 9,348
Pool# C68290
7.00%, 6/1/2032 1,571 1,726
Pool# C68300
7.00%, 6/1/2032 671 673
Pool# G01449
7.00%, 7/1/2032 5,345 6,206
Pool# C69908
7.00%, 8/1/2032 16,368 18,869
Pool# C91558
3.50%, 9/1/2032 78,804 85,616
Pool# G16407
2.50%, 1/1/2033 107,380 115,540
Pool# G16408
2.50%, 1/1/2033 61,781 66,170
Pool# G01536
7.00%, 3/1/2033 6,966 8,247
Pool# G30646
3.00%, 5/1/2033 126,233 134,395
Pool# G30642
3.00%, 5/1/2033 63,530 67,620
Pool# K90535
3.00%, 5/1/2033 25,703 27,819
Pool# G18696
3.50%, 7/1/2033 16,933 18,047
Pool# A16419
6.50%, 11/1/2033 10,340 11,621
Pool# A16522
6.50%, 12/1/2033 14,637 16,989
Pool# C01806
7.00%, 1/1/2034 8,243 8,793
Pool# A21356
6.50%, 4/1/2034 32,741 38,434
Pool# C01851
6.50%, 4/1/2034 16,729 19,909

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 25
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A24301
6.50%, 5/1/2034 19,057 21,417
Pool# A22067
6.50%, 5/1/2034 17,660 20,402
Pool# G18737
3.50%, 6/1/2034 110,477 117,585
Pool# A24988
6.50%, 7/1/2034 7,614 8,557
Pool# G01741
6.50%, 10/1/2034 6,016 6,935
Pool# G08023
6.50%, 11/1/2034 12,816 15,048
Pool# A33137
6.50%, 1/1/2035 2,587 2,907
Pool# G08064
6.50%, 4/1/2035 6,427 7,685
Pool# G01947
7.00%, 5/1/2035 6,074 7,107
Pool# G08088
6.50%, 10/1/2035 59,748 70,742
Pool# A39759
5.50%, 11/1/2035 5,386 6,269
Pool# A40376
5.50%, 12/1/2035 3,402 3,977
Pool# A42305
5.50%, 1/1/2036 5,960 6,742
Pool# A41548
7.00%, 1/1/2036 8,135 8,550
Pool# G08111
5.50%, 2/1/2036 15,692 18,346
Pool# A43886
5.50%, 3/1/2036 216,384 250,258
Pool# A43861
5.50%, 3/1/2036 33,406 37,537
Pool# G08116
5.50%, 3/1/2036 18,538 21,677
Pool# A43534
6.50%, 3/1/2036 1,482 1,665
Pool# A48735
5.50%, 5/1/2036 4,904 5,472
Pool# G08136
6.50%, 6/1/2036 7,143 8,396
Pool# A53039
6.50%, 10/1/2036 31,455 35,350
Pool# C91982
3.50%, 3/1/2038 84,548 90,469
Pool# G04251
6.50%, 4/1/2038 3,807 4,416
Pool# G04569
6.50%, 8/1/2038 4,368 4,995
Pool# C92013
3.50%, 9/1/2038 159,982 170,682
Pool# A84252
6.50%, 1/1/2039 18,186 21,066
Pool# A84287
6.50%, 1/1/2039 8,697 10,395
Pool# G05535
4.50%, 7/1/2039 493,593 552,899
Pool# A91165
5.00%, 2/1/2040 880,121 1,023,175
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G60342
4.50%, 5/1/2042 107,585 120,774
Pool# G60195
4.00%, 6/1/2042 257,016 283,940
Pool# G07158
3.50%, 10/1/2042 137,681 149,097
Pool# Q12051
3.50%, 10/1/2042 104,331 113,663
Pool# G07163
3.50%, 10/1/2042 93,257 102,022
Pool# Q11532
3.50%, 10/1/2042 75,886 82,997
Pool# Q12052
3.50%, 10/1/2042 46,390 50,722
Pool# C09020
3.50%, 11/1/2042 386,613 421,107
Pool# G07264
3.50%, 12/1/2042 166,829 181,188
Pool# Q14881
3.50%, 1/1/2043 39,031 42,690
Pool# Q14292
3.50%, 1/1/2043 37,323 40,833
Pool# Q15884
3.00%, 2/1/2043 392,757 421,139
Pool# V80002
2.50%, 4/1/2043 228,448 243,264
Pool# Q16915
3.00%, 4/1/2043 424,015 461,269
Pool# Q17675
3.50%, 4/1/2043 195,306 213,635
Pool# Q18523
3.50%, 5/1/2043 381,802 414,343
Pool# Q18751
3.50%, 6/1/2043 581,217 632,233
Pool# G07410
3.50%, 7/1/2043 75,407 83,237
Pool# Q20332
3.50%, 7/1/2043 16,212 17,667
Pool# G07459
3.50%, 8/1/2043 333,900 363,791
Pool# G60038
3.50%, 1/1/2044 506,612 551,909
Pool# Q26869
4.00%, 6/1/2044 480,665 527,698
Pool# G07946
4.00%, 7/1/2044 85,432 94,074
Pool# Q28607
3.50%, 9/1/2044 85,023 92,642
Pool# G61231
3.50%, 9/1/2044 15,186 16,496
Pool# G08609
3.50%, 10/1/2044 40,512 43,821
Pool# Q30833
4.00%, 1/1/2045 7,722 8,472
Pool# G60400
4.50%, 1/1/2045 80,779 90,628
Pool# Q34165
4.00%, 6/1/2045 183,025 202,441
Pool# V81873
4.00%, 8/1/2045 20,090 21,910

26 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08669
4.00%, 9/1/2045 107,829 117,521
Pool# Q38357
4.00%, 1/1/2046 8,044 8,743
Pool# G61365
4.50%, 1/1/2046 85,328 95,032
Pool# G08697
3.00%, 3/1/2046 151,576 160,961
Pool# Q39434
3.50%, 3/1/2046 30,152 32,563
Pool# Q39440
4.00%, 3/1/2046 7,047 7,659
Pool# G08704
4.50%, 4/1/2046 16,836 18,642
Pool# Q40097
4.50%, 4/1/2046 1,326 1,445
Pool# G60582
3.50%, 5/1/2046 98,984 108,136
Pool# Q40718
3.50%, 5/1/2046 29,723 32,013
Pool# G08707
4.00%, 5/1/2046 136,657 148,372
Pool# G08708
4.50%, 5/1/2046 11,638 12,859
Pool# Q40728
4.50%, 5/1/2046 1,202 1,309
Pool# Q41548
3.00%, 7/1/2046 23,933 25,414
Pool# Q41903
3.50%, 7/1/2046 160,159 172,415
Pool# Q41491
3.50%, 7/1/2046 17,048 18,291
Pool# Q41935
3.50%, 7/1/2046 11,966 13,072
Pool# G61791
4.00%, 7/1/2046 15,802 17,467
Pool# Q41947
4.50%, 7/1/2046 6,665 7,377
Pool# G08715
3.00%, 8/1/2046 206,467 219,129
Pool# Q42596
3.50%, 8/1/2046 141,046 152,167
Pool# Q42393
3.50%, 8/1/2046 25,389 27,187
Pool# Q42203
3.50%, 8/1/2046 22,087 23,777
Pool# G61323
3.00%, 9/1/2046 225,486 241,754
Pool# G08721
3.00%, 9/1/2046 154,610 164,067
Pool# V82617
3.50%, 9/1/2046 100,055 109,037
Pool# G08722
3.50%, 9/1/2046 23,560 25,409
Pool# G60733
4.50%, 9/1/2046 36,362 40,492
Pool# G60722
3.00%, 10/1/2046 339,856 367,102
Pool# Q44035
3.00%, 10/1/2046 197,216 209,210
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61815
4.00%, 10/1/2046 12,670 13,802
Pool# G61257
3.00%, 11/1/2046 369,953 391,482
Pool# Q44452
3.00%, 11/1/2046 82,276 87,139
Pool# G08732
3.00%, 11/1/2046 24,677 26,328
Pool# Q44473
3.50%, 11/1/2046 21,078 22,583
Pool# Q44223
3.50%, 11/1/2046 13,780 14,759
Pool# G08734
4.00%, 11/1/2046 207,932 226,210
Pool# G08737
3.00%, 12/1/2046 1,048,916 1,118,800
Pool# G60989
3.00%, 12/1/2046 135,796 146,283
Pool# Q45878
3.00%, 12/1/2046 29,307 31,040
Pool# G08738
3.50%, 12/1/2046 678,913 728,567
Pool# Q45024
3.50%, 12/1/2046 56,998 63,121
Pool# G61862
3.50%, 12/1/2046 26,283 28,360
Pool# G08741
3.00%, 1/1/2047 212,187 226,148
Pool# G08747
3.00%, 2/1/2047 345,089 368,334
Pool# G08748
3.50%, 2/1/2047 37,388 40,140
Pool# G08749
4.00%, 2/1/2047 316,089 341,500
Pool# G08751
3.50%, 3/1/2047 165,097 176,711
Pool# Q47592
3.50%, 4/1/2047 66,343 70,976
Pool# Q47484
3.50%, 4/1/2047 37,035 39,899
Pool# G60988
3.00%, 5/1/2047 742,460 804,114
Pool# Q48098
3.50%, 5/1/2047 148,164 160,219
Pool# G61390
3.00%, 6/1/2047 244,744 260,360
Pool# V83270
3.50%, 7/1/2047 55,254 59,022
Pool# G08770
3.50%, 7/1/2047 50,825 54,484
Pool# G61339
3.00%, 8/1/2047 78,909 83,733
Pool# G08774
3.50%, 8/1/2047 82,324 87,966
Pool# Q49917
3.50%, 8/1/2047 40,471 43,226
Pool# Q53085
3.00%, 9/1/2047 56,417 60,030
Pool# G61295
3.50%, 9/1/2047 140,076 155,064

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 27
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08779
3.50%, 9/1/2047 137,274 146,611
Pool# G61622
3.00%, 10/1/2047 176,058 186,948
Pool# G08785
4.00%, 10/1/2047 9,514 10,239
Pool# Q52075
4.00%, 11/1/2047 169,862 183,073
Pool# V83598
3.50%, 12/1/2047 50,250 53,627
Pool# G67707
3.50%, 1/1/2048 160,742 178,290
Pool# G61311
3.50%, 2/1/2048 209,683 224,026
Pool# T65458
3.50%, 2/1/2048 198,028 207,211
Pool# G08800
3.50%, 2/1/2048 22,989 24,544
Pool# Q54460
4.00%, 2/1/2048 117,562 130,027
Pool# G08801
4.00%, 2/1/2048 65,532 70,402
Pool# G61298
4.00%, 2/1/2048 15,211 16,767
Pool# G61929
3.50%, 3/1/2048 61,598 65,804
Pool# Q54727
3.50%, 3/1/2048 53,776 57,443
Pool# Q55401
5.00%, 4/1/2048 14,215 15,836
Pool# V84237
3.50%, 5/1/2048 192,444 204,993
Pool# G08820
4.50%, 5/1/2048 230,656 251,243
Pool# G67713
4.00%, 6/1/2048 27,406 30,146
Pool# G67712
4.00%, 6/1/2048 16,204 18,225
Pool# G08817
4.00%, 6/1/2048 15,689 16,809
Pool# G08824
4.00%, 7/1/2048 871,269 933,700
Pool# G08827
4.50%, 7/1/2048 119,790 130,261
Pool# Q57401
4.50%, 7/1/2048 34,486 37,845
Pool# Q57402
4.50%, 7/1/2048 14,252 15,589
Pool# G08831
4.00%, 8/1/2048 134,150 143,697
Pool# G08836
4.00%, 9/1/2048 488,118 522,488
Pool# G67716
4.50%, 10/1/2048 108,922 121,361
Pool# G08843
4.50%, 10/1/2048 32,482 35,336
Pool# V85044
4.00%, 12/1/2048 54,100 58,866
Pool# V85082
4.50%, 12/1/2048 286,255 310,578
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61846
4.00%, 1/1/2049 272 292
Pool# V85139
4.50%, 1/1/2049 15,651 16,982
Pool# V85279
3.50%, 4/1/2049 46,833 50,743
FHLMC Non Gold Pool
Pool# 1B8478
2.75%, 7/1/2041(a) 42,112 43,582
Pool# 2B0108
2.32%, 1/1/2042(a) 2,023 2,050
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 584,405 627,218
Pool# ZS8701
3.50%, 6/1/2033 79,774 85,083
Pool# SB0218
3.00%, 10/1/2033 79,141 83,702
Pool# QN0248
3.00%, 7/1/2034 50,142 52,974
Pool# SB0095
3.50%, 7/1/2034 111,202 119,639
Pool# SB0069
3.00%, 9/1/2034 1,285,086 1,377,815
Pool# SB8021
3.00%, 12/1/2034 648,009 684,561
Pool# SB8500
2.50%, 7/1/2035 378,869 405,628
Pool# SB8505
2.50%, 10/1/2035 1,686,442 1,790,376
Pool# QA2237
3.00%, 7/1/2046 799,045 845,245
Pool# QA2226
3.00%, 7/1/2046 499,958 528,949
Pool# ZS4688
3.00%, 11/1/2046 181,562 193,670
Pool# ZS4693
3.00%, 12/1/2046 686,040 731,603
Pool# ZM2339
3.50%, 1/1/2047 115,769 123,866
Pool# ZS4746
3.00%, 12/1/2047 577,445 607,756
Pool# ZT1321
4.50%, 11/1/2048 205,488 223,331
Pool# ZA6139
4.50%, 12/1/2048 126,729 137,411
Pool# ZA6536
4.00%, 3/1/2049 31,996 34,264
Pool# ZA6380
4.00%, 3/1/2049 27,382 29,321
Pool# ZT1858
4.50%, 4/1/2049 320,695 353,257
Pool# RA1859
3.00%, 12/1/2049 421,932 444,192
Pool# SD8045
3.50%, 2/1/2050 181,932 193,136
Pool# SD8051
3.50%, 3/1/2050 274,736 291,713
Pool# QA8965
3.00%, 4/1/2050 416,113 437,967

28 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA2579
3.00%, 5/1/2050 143,187 151,757
Pool# SD8063
3.50%, 5/1/2050 457,986 486,560
Pool# RA2621
4.00%, 5/1/2050 127,951 137,651
Pool# RA3022
2.50%, 6/1/2050 290,937 308,460
Pool# SD7521
2.50%, 7/1/2050 761,824 813,958
Pool# SD8074
3.00%, 7/1/2050 1,190,917 1,255,006
Pool# RA3174
3.00%, 7/1/2050 499,751 529,417
Pool# SD7523
2.50%, 8/1/2050 362,993 386,748
Pool# SD8084
3.00%, 8/1/2050 367,168 386,696
Pool# RA3382
3.00%, 8/1/2050 293,287 314,584
Pool# SD8092
3.00%, 9/1/2050 568,821 599,942
Pool# SD8099
2.50%, 10/1/2050 532,301 560,652
Pool# RA3935
2.50%, 11/1/2050 591,122 624,114
Pool# RA3932
2.50%, 11/1/2050 322,184 345,399
Pool# RA3934
2.50%, 11/1/2050 173,945 185,523
Pool# SD8114
2.50%, 12/1/2050 329,385 346,928
Pool# RA4411
2.50%, 1/1/2051 950,000 1,003,267
Pool# RA4351
2.50%, 1/1/2051 350,000 372,212
Pool# RA4410
2.50%, 1/1/2051 275,000 293,305
FHLMC UMBS Pool#
RA4493 ,
2.00%, 2/1/2051 979,000
1,011,577
FNMA Pool
Pool# AC9890
3.48%, 4/1/2040(a) 254,005 265,812
Pool# AJ1249
2.32%, 9/1/2041(a) 51,975 54,103
Pool# AL1437
2.15%, 1/1/2042(a) 13,733 14,221
Pool# AK0714
2.91%, 2/1/2042(a) 2,180 2,240
Pool# AP1961
2.70%, 8/1/2042(a) 25,530 26,596
Pool# BF0203
3.00%, 2/1/2047 308,200 326,798
Pool# BF0206
4.00%, 2/1/2047 60,925 65,699
Pool# BF0200
3.50%, 11/1/2051 313,311 344,960
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 969977
5.00%, 5/1/2023 35,498 37,188
Pool# AA2549
4.00%, 4/1/2024 23,664 25,171
Pool# 935348
5.50%, 6/1/2024 6,086 6,137
Pool# AC1374
4.00%, 8/1/2024 29,287 31,137
Pool# AC1529
4.50%, 9/1/2024 15,152 15,971
Pool# AD0244
4.50%, 10/1/2024 11,386 11,978
Pool# AD4089
4.50%, 5/1/2025 135,736 144,519
Pool# 890216
4.50%, 7/1/2025 20,926 22,237
Pool# AH1361
3.50%, 12/1/2025 76,276 81,252
Pool# AH1518
3.50%, 12/1/2025 37,653 40,126
Pool# AE6384
4.00%, 1/1/2026 6,632 7,057
Pool# AL0298
4.00%, 5/1/2026 115,342 123,053
Pool# AB4277
3.00%, 1/1/2027 396,100 419,327
Pool# AP4746
3.00%, 8/1/2027 65,071 69,713
Pool# AP7855
3.00%, 9/1/2027 435,842 465,906
Pool# AP4640
3.00%, 9/1/2027 48,442 51,768
Pool# AQ5096
3.00%, 11/1/2027 92,414 98,764
Pool# AB6887
3.00%, 11/1/2027 71,554 76,464
Pool# AQ4532
3.00%, 11/1/2027 65,217 69,699
Pool# AQ3758
3.00%, 11/1/2027 48,255 51,541
Pool# AQ7406
3.00%, 11/1/2027 46,867 50,089
Pool# AB6886
3.00%, 11/1/2027 34,584 37,002
Pool# AQ2884
3.00%, 12/1/2027 39,304 42,004
Pool# AS0487
2.50%, 9/1/2028 183,766 195,406
Pool# 930998
4.50%, 4/1/2029 18,646 20,239
Pool# MA0243
5.00%, 11/1/2029 12,591 14,043
Pool# BM1507
2.50%, 12/1/2029 65,161 68,495
Pool# AL8077
3.50%, 12/1/2029 13,580 14,622
Pool# MA0268
5.00%, 12/1/2029 10,865 12,118
Pool# AX7727
2.50%, 3/1/2030 264,991 278,851

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4299
3.00%, 3/1/2030 459,250 485,248
Pool# AD5655
5.00%, 5/1/2030 27,155 30,798
Pool# MA0443
5.00%, 5/1/2030 14,197 16,072
Pool# AB1038
5.00%, 5/1/2030 10,869 12,270
Pool# AS5412
2.50%, 7/1/2030 39,632 41,719
Pool# AS5420
3.00%, 7/1/2030 59,004 63,539
Pool# AL7152
3.50%, 7/1/2030 338,975 367,686
Pool# AS5702
2.50%, 8/1/2030 298,152 313,825
Pool# AZ4898
2.50%, 8/1/2030 234,601 246,904
Pool# AY8448
3.00%, 8/1/2030 202,562 214,492
Pool# AZ2953
3.00%, 9/1/2030 226,345 239,628
Pool# AZ5718
3.00%, 9/1/2030 189,872 200,755
Pool# MA0559
5.00%, 9/1/2030 5,542 6,286
Pool# AS6060
3.00%, 10/1/2030 220,257 232,990
Pool# AZ9234
3.50%, 10/1/2030 13,176 14,100
Pool# AS6272
2.50%, 12/1/2030 56,320 59,262
Pool# AH1515
4.00%, 12/1/2030 222,944 241,052
Pool# AD0716
6.50%, 12/1/2030 151,311 174,140
Pool# BA6532
2.50%, 1/1/2031 50,153 52,776
Pool# BM5016
3.00%, 1/1/2031 181,065 194,804
Pool# MA0641
4.00%, 2/1/2031 223,030 241,210
Pool# 560868
7.50%, 2/1/2031 442 449
Pool# BC0774
3.00%, 3/1/2031 44,874 48,403
Pool# AS6919
3.50%, 3/1/2031 37,672 40,470
Pool# BC5968
2.50%, 4/1/2031 58,791 61,814
Pool# BC4430
3.00%, 4/1/2031 16,519 17,684
Pool# AL8566
3.00%, 6/1/2031 56,995 61,374
Pool# AL8565
3.00%, 6/1/2031 49,075 52,940
Pool# AL8561
3.50%, 6/1/2031 36,922 40,593
Pool# AS8028
2.50%, 9/1/2031 173,486 182,536
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM1888
2.50%, 10/1/2031 487,807 513,142
Pool# MA2775
2.50%, 10/1/2031 349,554 367,976
Pool# AS8038
2.50%, 10/1/2031 184,059 193,743
Pool# BC4777
2.50%, 10/1/2031 125,229 131,711
Pool# AS8612
3.00%, 10/1/2031 62,875 66,538
Pool# 607212
7.50%, 10/1/2031 2,350 2,422
Pool# 607632
6.50%, 11/1/2031 45 50
Pool# MA2830
2.50%, 12/1/2031 133,066 140,080
Pool# BM3814
2.50%, 12/1/2031 90,045 94,897
Pool# AS8609
3.00%, 1/1/2032 77,293 81,967
Pool# AL9786
3.00%, 1/1/2032 49,982 54,280
Pool# AL9585
3.50%, 1/1/2032 18,665 20,564
Pool# BM1036
2.50%, 2/1/2032 610,335 651,164
Pool# BM4624
3.00%, 2/1/2032 65,500 70,960
Pool# AS8767
3.00%, 2/1/2032 58,506 63,188
Pool# AL9740
3.00%, 2/1/2032 31,699 34,291
Pool# AL9871
3.00%, 2/1/2032 25,256 27,298
Pool# BM1007
2.50%, 3/1/2032 155,639 163,760
Pool# AL9899
3.00%, 3/1/2032 97,470 105,406
Pool# BM3269
2.50%, 4/1/2032 146,442 153,983
Pool# MA1029
3.50%, 4/1/2032 194,918 211,298
Pool# AS9695
3.50%, 5/1/2032 82,458 90,344
Pool# BM4088
3.00%, 6/1/2032 57,947 61,386
Pool# 890786
3.50%, 6/1/2032 64,528 71,079
Pool# MA1107
3.50%, 7/1/2032 54,686 59,439
Pool# BH6610
3.50%, 7/1/2032 18,521 19,943
Pool# BM1669
3.00%, 8/1/2032 31,075 33,883
Pool# BH5355
3.50%, 8/1/2032 20,815 22,540
Pool# MA1166
3.50%, 9/1/2032 305,520 332,002
Pool# BM5167
3.50%, 9/1/2032 15,017 16,152

30 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA0586
2.50%, 10/1/2032 14,561 15,662
Pool# BH9391
3.50%, 10/1/2032 17,329 18,730
Pool# BM3389
3.00%, 11/1/2032 63,761 69,481
Pool# BM3977
3.00%, 12/1/2032 126,904 136,603
Pool# CA0951
3.00%, 12/1/2032 87,119 93,169
Pool# FM1661
2.50%, 1/1/2033 369,052 387,923
Pool# BM4338
2.50%, 1/1/2033 141,989 149,343
Pool# BM3919
3.00%, 2/1/2033 29,809 32,555
Pool# 656559
6.50%, 2/1/2033 10,327 11,602
Pool# 694846
6.50%, 4/1/2033 4,904 5,577
Pool# AB9402
3.00%, 5/1/2033 157,873 170,836
Pool# AB9403
3.00%, 5/1/2033 64,899 69,078
Pool# AB9300
3.00%, 5/1/2033 54,465 59,276
Pool# MA3372
4.00%, 5/1/2033 29,303 31,262
Pool# 254767
5.50%, 6/1/2033 364,492 423,894
Pool# MA1527
3.00%, 8/1/2033 303,762 323,664
Pool# 750229
6.50%, 10/1/2033 15,848 18,034
Pool# 725228
6.00%, 3/1/2034 395,147 475,088
Pool# 725424
5.50%, 4/1/2034 416,240 480,353
Pool# MA3739
3.50%, 8/1/2034 111,755 118,914
Pool# 788027
6.50%, 9/1/2034 15,881 17,843
Pool# MA3827
2.50%, 11/1/2034 625,000 656,363
Pool# FM2412
3.50%, 1/1/2035 52,108 56,006
Pool# 735141
5.50%, 1/1/2035 217,370 254,003
Pool# 735227
5.50%, 2/1/2035 237,496 277,407
Pool# FM5474
2.50%, 10/1/2035 500,000 525,695
Pool# MA4156
2.50%, 10/1/2035 391,090 411,927
Pool# CA8793
2.00%, 2/1/2036 1,130,000 1,181,407
Pool# CA8736
2.00%, 2/1/2036 450,000 472,041
Pool# AL4260
5.50%, 9/1/2036 31,506 36,643
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 310104
5.50%, 8/1/2037 230,698 269,209
Pool# 955194
7.00%, 11/1/2037 103,399 124,772
Pool# MA3464
3.50%, 9/1/2038 83,416 88,935
Pool# AB1735
3.50%, 11/1/2040 6,231 6,635
Pool# AB2067
3.50%, 1/1/2041 267,476 294,110
Pool# AB2068
3.50%, 1/1/2041 144,989 158,000
Pool# 932888
3.50%, 1/1/2041 97,081 108,517
Pool# 932891
3.50%, 1/1/2041 17,571 19,540
Pool# AL6521
5.00%, 4/1/2041 555,794 645,346
Pool# AL5863
4.50%, 6/1/2041 359,322 398,952
Pool# AI9920
4.00%, 9/1/2041 7,923 8,521
Pool# AI9851
4.50%, 9/1/2041 36,187 40,503
Pool# AL0761
5.00%, 9/1/2041 424,283 493,181
Pool# AJ5431
4.50%, 10/1/2041 103,932 117,421
Pool# AL0933
5.00%, 10/1/2041 75,602 87,645
Pool# AJ4861
4.00%, 12/1/2041 144,464 159,851
Pool# AX5316
4.50%, 1/1/2042 13,154 14,796
Pool# AL2499
4.50%, 1/1/2042 5,561 6,193
Pool# AX5297
5.00%, 1/1/2042 17,396 20,194
Pool# AW8167
3.50%, 2/1/2042 330,639 359,031
Pool# AB5185
3.50%, 5/1/2042 244,863 267,729
Pool# AO3575
4.50%, 5/1/2042 47,985 52,440
Pool# 890621
5.00%, 5/1/2042 49,958 57,987
Pool# AO4647
3.50%, 6/1/2042 459,520 502,400
Pool# AO8036
4.50%, 7/1/2042 425,329 472,753
Pool# AP2092
4.50%, 8/1/2042 31,539 34,417
Pool# AP6579
3.50%, 9/1/2042 499,189 544,441
Pool# AP7489
4.00%, 9/1/2042 334,460 368,366
Pool# AP6756
4.00%, 9/1/2042 10,926 11,836
Pool# AL2782
4.50%, 9/1/2042 57,131 64,440

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB6524
3.50%, 10/1/2042 818,386 895,093
Pool# AB7074
3.00%, 11/1/2042 618,985 661,091
Pool# AP8785
3.00%, 11/1/2042 94,134 101,022
Pool# AB6786
3.50%, 11/1/2042 232,650 252,793
Pool# AL2677
3.50%, 11/1/2042 132,021 144,392
Pool# AB7362
3.00%, 12/1/2042 343,061 366,531
Pool# MA1273
3.50%, 12/1/2042 192,587 209,873
Pool# AR4210
3.50%, 1/1/2043 147,826 160,780
Pool# AR8213
3.50%, 4/1/2043 169,327 185,201
Pool# AB9238
3.00%, 5/1/2043 503,371 547,299
Pool# AB9237
3.00%, 5/1/2043 379,951 414,275
Pool# AB9236
3.00%, 5/1/2043 83,649 91,371
Pool# AB9362
3.50%, 5/1/2043 354,474 389,574
Pool# AT4145
3.00%, 6/1/2043 186,511 202,847
Pool# AB9814
3.00%, 7/1/2043 482,689 524,823
Pool# AS0203
3.00%, 8/1/2043 226,924 246,799
Pool# AS0255
4.50%, 8/1/2043 147,207 164,085
Pool# AS0516
3.00%, 9/1/2043 201,133 215,826
Pool# AL6951
3.50%, 10/1/2043 278,326 303,089
Pool# BM4222
3.00%, 1/1/2044 284,982 305,403
Pool# AS2276
4.50%, 4/1/2044 229,596 255,395
Pool# AW1006
4.00%, 5/1/2044 107,742 121,193
Pool# AL7767
4.50%, 6/1/2044 7,876 8,816
Pool# AS3161
4.00%, 8/1/2044 261,868 288,347
Pool# BM4650
3.00%, 10/1/2044 506,569 542,913
Pool# CA0688
3.50%, 10/1/2044 164,700 178,912
Pool# BC5090
4.00%, 10/1/2044 34,114 37,331
Pool# AS3946
4.00%, 12/1/2044 370,082 408,412
Pool# AL8303
3.00%, 1/1/2045 91,790 98,361
Pool# BM4384
4.00%, 1/1/2045 100,545 110,051
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3611
4.00%, 1/1/2045 63,133 69,150
Pool# BM3804
3.50%, 2/1/2045 31,162 34,031
Pool# AL9555
4.00%, 2/1/2045 872,886 956,490
Pool# AX9524
4.00%, 2/1/2045 320,329 360,616
Pool# AS4418
4.00%, 2/1/2045 222,450 250,425
Pool# AS4375
4.00%, 2/1/2045 161,242 181,522
Pool# AL6889
4.50%, 2/1/2045 62,642 70,342
Pool# BM3931
3.00%, 3/1/2045 63,073 67,598
Pool# AY1312
3.50%, 3/1/2045 627,217 689,414
Pool# AS4578
4.00%, 3/1/2045 105,063 118,276
Pool# BM3664
3.00%, 5/1/2045 284,913 305,386
Pool# AS4921
3.50%, 5/1/2045 412,016 450,048
Pool# AS5012
4.00%, 5/1/2045 422,408 475,532
Pool# BM5562
4.00%, 6/1/2045 94,910 104,917
Pool# AL7207
4.50%, 8/1/2045 74,937 84,032
Pool# AZ2947
4.00%, 9/1/2045 197,919 216,223
Pool# BA2164
3.00%, 11/1/2045 64,405 68,653
Pool# AS6213
4.00%, 11/1/2045 13,909 15,153
Pool# AS6282
3.50%, 12/1/2045 708,782 773,171
Pool# AS6311
3.50%, 12/1/2045 442,001 477,317
Pool# BC0326
3.50%, 12/1/2045 105,430 113,847
Pool# AS6362
4.50%, 12/1/2045 14,538 16,115
Pool# AS6474
3.50%, 1/1/2046 105,986 117,811
Pool# AS6539
3.50%, 1/1/2046 95,207 105,841
Pool# AL9849
3.50%, 1/1/2046 93,585 101,870
Pool# AS6527
4.00%, 1/1/2046 70,539 76,724
Pool# BC2667
4.00%, 2/1/2046 20,866 22,672
Pool# AL9781
4.50%, 2/1/2046 122,853 137,092
Pool# BM4621
3.50%, 3/1/2046 72,685 78,896
Pool# BA6972
4.00%, 3/1/2046 28,426 31,112

32 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC0823
3.50%, 4/1/2046 101,412 109,354
Pool# AS7026
4.00%, 4/1/2046 100,539 109,197
Pool# AS7251
4.00%, 5/1/2046 155,202 168,392
Pool# AL8833
4.00%, 6/1/2046 114,440 128,747
Pool# AS7593
3.50%, 7/1/2046 472,651 514,553
Pool# AS7594
3.50%, 7/1/2046 453,619 493,833
Pool# AS7545
3.50%, 7/1/2046 150,537 161,606
Pool# AL8824
3.50%, 7/1/2046 69,376 77,125
Pool# BC1452
4.00%, 7/1/2046 550,323 597,400
Pool# MA2705
3.00%, 8/1/2046 300,157 318,760
Pool# BC1489
3.00%, 8/1/2046 34,539 37,262
Pool# BD4890
3.50%, 8/1/2046 336,884 362,291
Pool# AS7760
4.00%, 8/1/2046 125,946 138,430
Pool# AS7648
4.00%, 8/1/2046 65,159 70,627
Pool# AS7795
4.00%, 8/1/2046 57,187 62,022
Pool# BD3911
4.00%, 8/1/2046 12,912 14,004
Pool# BD3923
4.00%, 8/1/2046 11,518 12,534
Pool# AS7770
4.50%, 8/1/2046 11,672 12,880
Pool# AL8947
3.50%, 9/1/2046 21,072 23,330
Pool# AS8185
3.00%, 10/1/2046 515,651 546,672
Pool# AL9263
3.00%, 10/1/2046 71,361 77,226
Pool# BM3932
3.50%, 10/1/2046 108,930 117,177
Pool# AL9234
3.50%, 10/1/2046 38,726 43,052
Pool# FM1871
4.00%, 10/1/2046 82,001 90,222
Pool# BC4766
4.50%, 10/1/2046 19,838 21,950
Pool# AS8154
4.50%, 10/1/2046 11,440 12,563
Pool# FM1368
3.00%, 11/1/2046 875,894 925,901
Pool# BC9003
3.00%, 11/1/2046 86,898 92,732
Pool# MA2806
3.00%, 11/1/2046 66,194 70,599
Pool# AS8369
3.50%, 11/1/2046 357,433 389,605
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BE5067
3.50%, 11/1/2046 253,730 274,143
Pool# BE5038
4.00%, 11/1/2046 19,137 21,705
Pool# MA2833
3.00%, 12/1/2046 1,642,103 1,752,372
Pool# AS8483
3.00%, 12/1/2046 427,406 455,251
Pool# BC9067
3.00%, 12/1/2046 106,811 113,702
Pool# AS8488
3.00%, 12/1/2046 99,789 108,253
Pool# AS8509
3.00%, 12/1/2046 20,838 22,703
Pool# BM1121
3.50%, 12/1/2046 343,007 376,901
Pool# AS8572
3.50%, 12/1/2046 244,472 262,110
Pool# AS8417
3.50%, 12/1/2046 107,122 114,878
Pool# AS8492
3.50%, 12/1/2046 83,506 92,835
Pool# AS8650
3.00%, 1/1/2047 579,107 613,969
Pool# AL9697
3.00%, 1/1/2047 253,385 274,882
Pool# AS8647
3.00%, 1/1/2047 181,758 196,630
Pool# BE5775
3.00%, 1/1/2047 145,799 155,146
Pool# BM3204
3.50%, 1/1/2047 146,708 162,928
Pool# AS8692
3.50%, 1/1/2047 137,782 147,890
Pool# AL9774
3.50%, 1/1/2047 52,907 59,091
Pool# BD2440
3.50%, 1/1/2047 39,724 42,623
Pool# BE7115
4.50%, 1/1/2047 6,312 6,976
Pool# MA2895
3.00%, 2/1/2047 2,237,891 2,388,310
Pool# BM3688
3.50%, 2/1/2047 240,328 258,695
Pool# BD5046
3.50%, 2/1/2047 40,625 43,509
Pool# AL9859
3.00%, 3/1/2047 358,281 381,173
Pool# AL9848
3.00%, 3/1/2047 215,326 228,091
Pool# AS8966
4.00%, 3/1/2047 25,251 27,275
Pool# AS8979
4.50%, 3/1/2047 28,249 31,301
Pool# BM3707
2.50%, 4/1/2047 66,989 71,581
Pool# AS9463
3.50%, 4/1/2047 240,490 263,821
Pool# AS9451
3.50%, 4/1/2047 135,772 145,069

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 33
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BD7122
4.00%, 4/1/2047 257,587 278,367
Pool# AS9467
4.00%, 4/1/2047 11,222 12,270
Pool# AS9470
4.50%, 4/1/2047 97,270 108,035
Pool# BH0304
4.50%, 4/1/2047 7,582 8,294
Pool# AS9562
3.00%, 5/1/2047 42,938 45,539
Pool# BM3237
3.50%, 5/1/2047 164,385 180,454
Pool# AS9577
3.50%, 5/1/2047 142,146 156,741
Pool# AS9586
4.00%, 5/1/2047 685,492 756,203
Pool# BM1268
4.00%, 5/1/2047 205,001 224,726
Pool# BE3670
3.50%, 6/1/2047 220,911 236,152
Pool# AS9794
3.50%, 6/1/2047 129,527 142,581
Pool# BM3549
4.00%, 6/1/2047 152,150 164,904
Pool# BE3702
4.00%, 6/1/2047 80,028 86,610
Pool# BM1295
4.50%, 6/1/2047 98,893 109,689
Pool# BE9624
4.50%, 6/1/2047 46,203 50,478
Pool# BM3801
3.00%, 7/1/2047 192,033 203,255
Pool# BM1551
3.50%, 7/1/2047 186,205 204,606
Pool# AS9909
3.50%, 7/1/2047 98,390 108,113
Pool# AS9973
4.00%, 7/1/2047 8,952 9,624
Pool# 890673
3.00%, 8/1/2047 157,226 166,558
Pool# MA3087
3.50%, 8/1/2047 237,259 253,525
Pool# BM1658
3.50%, 8/1/2047 168,226 183,454
Pool# CA0240
3.50%, 8/1/2047 120,551 128,436
Pool# BH7375
3.50%, 8/1/2047 69,250 74,094
Pool# CA0123
4.00%, 8/1/2047 219,149 242,522
Pool# BH2597
4.00%, 8/1/2047 107,559 115,905
Pool# CA0133
4.00%, 8/1/2047 41,377 44,577
Pool# CA0407
3.50%, 9/1/2047 183,751 196,140
Pool# MA3120
3.50%, 9/1/2047 155,000 165,676
Pool# CA0265
4.00%, 9/1/2047 275,161 296,591
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BH4004
4.00%, 9/1/2047 114,753 123,640
Pool# CA0392
4.00%, 9/1/2047 45,261 48,659
Pool# BM3556
4.00%, 9/1/2047 34,901 39,536
Pool# CA0487
3.50%, 10/1/2047 362,056 386,060
Pool# BM1959
3.50%, 10/1/2047 205,082 227,881
Pool# CA0493
4.00%, 10/1/2047 230,322 247,890
Pool# CA0549
4.00%, 10/1/2047 63,663 68,358
Pool# CA0496
4.50%, 10/1/2047 116,768 129,955
Pool# CA0623
4.50%, 10/1/2047 21,846 23,927
Pool# CA0693
3.50%, 11/1/2047 307,651 328,553
Pool# BM3358
3.50%, 11/1/2047 53,642 59,587
Pool# CA0696
4.00%, 11/1/2047 212,154 227,735
Pool# CA0808
4.00%, 11/1/2047 68,339 73,760
Pool# BM3191
4.00%, 11/1/2047 28,085 30,298
Pool# BM3379
3.00%, 12/1/2047 301,964 326,640
Pool# BJ1699
4.00%, 12/1/2047 127,264 140,662
Pool# MA3238
3.50%, 1/1/2048 240,245 255,236
Pool# CA1015
4.00%, 1/1/2048 150,919 162,605
Pool# CA1025
4.50%, 1/1/2048 464,473 506,907
Pool# CA1242
3.50%, 2/1/2048 87,667 97,885
Pool# MA3277
4.00%, 2/1/2048 192,686 207,127
Pool# CA4341
3.00%, 3/1/2048 121,353 128,108
Pool# BK1972
4.50%, 3/1/2048 30,573 33,743
Pool# MA3332
3.50%, 4/1/2048 196,953 210,116
Pool# CA1510
3.50%, 4/1/2048 71,286 76,023
Pool# CA1531
3.50%, 4/1/2048 37,772 42,174
Pool# CA1551
4.00%, 4/1/2048 1,045,709 1,123,493
Pool# CA1560
4.50%, 4/1/2048 61,321 68,316
Pool# BJ2681
5.00%, 4/1/2048 17,249 19,145
Pool# BM4024
3.50%, 5/1/2048 19,611 21,897

34 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3358
4.50%, 5/1/2048 229,999 249,672
Pool# CA1898
4.50%, 6/1/2048 101,286 113,144
Pool# CA1951
4.00%, 7/1/2048 61,605 66,117
Pool# CA1988
4.50%, 7/1/2048 65,970 71,837
Pool# BK6577
4.50%, 7/1/2048 13,974 15,211
Pool# CA2065
5.00%, 7/1/2048 51,373 57,473
Pool# BK4766
4.50%, 8/1/2048 243,711 270,127
Pool# CA2216
5.00%, 8/1/2048 61,213 68,273
Pool# CA2376
4.00%, 9/1/2048 120,254 128,930
Pool# MA3495
4.00%, 10/1/2048 186,192 199,562
Pool# CA2493
4.50%, 10/1/2048 134,850 146,784
Pool# BM4664
4.50%, 10/1/2048 74,624 83,035
Pool# BM5024
3.00%, 11/1/2048 831,240 873,971
Pool# FM1001
3.50%, 11/1/2048 28,555 30,388
Pool# MA3521
4.00%, 11/1/2048 141,276 151,337
Pool# MA3536
4.00%, 12/1/2048 144,061 154,481
Pool# BN0340
4.50%, 12/1/2048 205,813 223,649
Pool# CA2779
4.50%, 12/1/2048 76,205 83,962
Pool# FM2888
3.50%, 1/1/2049 1,098,079 1,165,539
Pool# BN3944
4.00%, 1/1/2049 45,720 49,786
Pool# BN3960
4.50%, 1/1/2049 248,565 270,233
Pool# BN6135
4.00%, 2/1/2049 87,538 93,806
Pool# FM2337
4.50%, 2/1/2049 464,986 503,453
Pool# CA3387
4.00%, 4/1/2049 144,781 159,566
Pool# CA3382
5.00%, 4/1/2049 31,280 35,209
Pool# CA3489
4.00%, 5/1/2049 87,976 97,259
Pool# MA3665
4.50%, 5/1/2049 185,828 202,044
Pool# FM1051
4.50%, 5/1/2049 101,233 110,061
Pool# FM4216
3.50%, 6/1/2049 862,000 916,845
Pool# CA3669
4.00%, 6/1/2049 171,043 187,913
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA3639
4.00%, 6/1/2049 62,804 68,535
Pool# CA3825
4.00%, 7/1/2049 50,379 56,097
Pool# CA3844
4.50%, 7/1/2049 169,835 184,410
Pool# CA4030
4.00%, 8/1/2049 374,037 400,909
Pool# CA4035
4.50%, 8/1/2049 123,591 134,246
Pool# BO2258
3.00%, 10/1/2049 739,834 779,701
Pool# BO5494
3.00%, 11/1/2049 120,451 127,497
Pool# MA3835
3.50%, 11/1/2049 292,576 310,854
Pool# MA3836
4.00%, 11/1/2049 233,450 250,056
Pool# BO6220
3.00%, 12/1/2049 921,989 971,866
Pool# BO6225
3.00%, 12/1/2049 710,366 748,112
Pool# BO5380
3.00%, 12/1/2049 128,236 135,467
Pool# MA3873
4.00%, 12/1/2049 160,369 171,770
Pool# MA3902
2.50%, 1/1/2050 222,902 234,774
Pool# FM2432
3.00%, 2/1/2050 843,392 888,599
Pool# CA5152
3.00%, 2/1/2050 204,484 216,754
Pool# MA3939
3.50%, 2/1/2050 567,605 602,929
Pool# FM2887
3.00%, 3/1/2050 191,187 202,295
Pool# FM0077
3.00%, 3/1/2050 87,990 94,640
Pool# CA5510
3.00%, 4/1/2050 322,056 342,099
Pool# CA5575
4.00%, 4/1/2050 1,012,205 1,090,762
Pool# MA4020
3.00%, 5/1/2050 711,730 748,192
Pool# CA5754
4.00%, 5/1/2050 125,835 135,820
Pool# CA6317
3.00%, 7/1/2050 543,184 578,074
Pool# CA6598
2.50%, 8/1/2050 449,088 478,705
Pool# FM4231
2.50%, 9/1/2050 1,683,879 1,774,651
Pool# FM4226
2.50%, 9/1/2050 1,007,047 1,066,973
Pool# FM4222
2.50%, 9/1/2050 829,238 890,594
Pool# CA7029
2.50%, 9/1/2050 759,199 815,375
Pool# CA7572
2.50%, 10/1/2050 770,867 821,240

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 35
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA7368
2.50%, 10/1/2050 568,639 600,594
Pool# CA7369
2.50%, 10/1/2050 468,311 494,628
Pool# FM5066
3.00%, 10/1/2050 1,393,000 1,502,648
Pool# FM4859
2.50%, 11/1/2050 2,923,050 3,102,454
Pool# CA7573
2.50%, 11/1/2050 1,138,287 1,211,791
Pool# FM4808
2.50%, 11/1/2050 368,833 388,717
Pool# MA4210
2.50%, 12/1/2050 3,345,035 3,523,193
Pool# CA8823
2.00%, 2/1/2051 275,000 284,826
Pool# CA8866
2.50%, 2/1/2051 375,000 396,311
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 2/25/2036 3,200,000 3,281,250
2.00%, 2/25/2036 6,295,000 6,577,045
2.50%, 2/25/2036 1,473,000 1,547,743
3.00%, 2/25/2036 975,598 1,031,390
3.50%, 2/25/2036 1,449,000 1,543,327
4.00%, 2/25/2036 625,000 665,148
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 2/25/2051 3,250,000 3,264,473
2.00%, 2/25/2051 15,271,000 15,769,694
2.50%, 2/25/2051 547,000 576,380
3.00%, 2/25/2051 1,555,000 1,635,544
3.50%, 2/25/2051 3,720,000 3,955,406
4.00%, 2/25/2051 3,521,504 3,776,056
4.50%, 2/25/2051 909,000 987,401
5.00%, 2/25/2051 575,000 636,195
5.50%, 2/25/2051 23,000 25,658
1.50%, 3/25/2051 800,000 802,625
2.00%, 3/25/2051 9,800,000 10,102,422
2.50%, 3/25/2051 1,975,000 2,077,530
3.00%, 3/25/2051 675,000 710,226
3.50%, 3/25/2051 1,600,000 1,702,375
4.00%, 3/25/2051 1,525,000 1,636,784
GNMA TBA
2.00%, 2/15/2051 2,350,000 2,440,695
2.50%, 2/15/2051 1,824,000 1,919,404
3.00%, 2/15/2051 1,147,000 1,202,647
3.50%, 2/15/2051 789,750 835,778
4.00%, 2/15/2051 102,500 109,589
4.50%, 2/15/2051 327,000 352,266
5.00%, 2/15/2051 181,000 197,294
2.00%, 3/15/2051 2,475,000 2,566,072
2.50%, 3/15/2051 2,050,000 2,153,381
3.00%, 3/15/2051 500,000 524,102
3.50%, 3/15/2051 325,000 344,183
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 284 300
Pool# 457801
7.00%, 8/15/2028 1,343 1,471
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 486936
6.50%, 2/15/2029 615 700
Pool# 502969
6.00%, 3/15/2029 1,978 2,228
Pool# 487053
7.00%, 3/15/2029 617 685
Pool# 781014
6.00%, 4/15/2029 1,433 1,698
Pool# 509099
7.00%, 6/15/2029 2,008 2,068
Pool# 470643
7.00%, 7/15/2029 5,275 5,437
Pool# 434505
7.50%, 8/15/2029 34 35
Pool# 416538
7.00%, 10/15/2029 39 39
Pool# 781124
7.00%, 12/15/2029 4,562 5,355
Pool# 507396
7.50%, 9/15/2030 25,735 26,944
Pool# 531352
7.50%, 9/15/2030 1,627 1,684
Pool# 536334
7.50%, 10/15/2030 115 119
Pool# 540659
7.00%, 1/15/2031 533 541
Pool# 486019
7.50%, 1/15/2031 594 620
Pool# 535388
7.50%, 1/15/2031 365 373
Pool# 528589
6.50%, 3/15/2031 12,932 14,410
Pool# 508473
7.50%, 4/15/2031 2,500 2,708
Pool# 544470
8.00%, 4/15/2031 1,456 1,462
Pool# 781287
7.00%, 5/15/2031 2,134 2,528
Pool# 781319
7.00%, 7/15/2031 648 781
Pool# 485879
7.00%, 8/15/2031 4,766 5,425
Pool# 572554
6.50%, 9/15/2031 28,455 32,246
Pool# 781328
7.00%, 9/15/2031 2,098 2,469
Pool# 550991
6.50%, 10/15/2031 345 386
Pool# 571267
7.00%, 10/15/2031 523 590
Pool# 555171
6.50%, 12/15/2031 841 937
Pool# 781380
7.50%, 12/15/2031 675 814
Pool# 781481
7.50%, 1/15/2032 3,014 3,669
Pool# 580972
6.50%, 2/15/2032 121 137
Pool# 781401
7.50%, 2/15/2032 2,050 2,479

36 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781916
6.50%, 3/15/2032 31,442 36,469
Pool# 552474
7.00%, 3/15/2032 3,131 3,654
Pool# 781478
7.50%, 3/15/2032 1,233 1,498
Pool# 781429
8.00%, 3/15/2032 2,090 2,474
Pool# 781431
7.00%, 4/15/2032 8,114 9,773
Pool# 552616
7.00%, 6/15/2032 25,603 29,677
Pool# 570022
7.00%, 7/15/2032 9,606 11,399
Pool# 595077
6.00%, 10/15/2032 4,172 4,995
Pool# 552903
6.50%, 11/15/2032 63,814 74,671
Pool# 552952
6.00%, 12/15/2032 3,489 4,021
Pool# 602102
6.00%, 2/15/2033 10,015 11,266
Pool# 588192
6.00%, 2/15/2033 2,771 3,135
Pool# 553144
5.50%, 4/15/2033 12,388 14,298
Pool# 604243
6.00%, 4/15/2033 5,558 6,639
Pool# 611526
6.00%, 5/15/2033 5,616 6,310
Pool# 553320
6.00%, 6/15/2033 14,896 17,938
Pool# 573916
6.00%, 11/15/2033 22,760 25,598
Pool# 604788
6.50%, 11/15/2033 37,176 41,892
Pool# 781688
6.00%, 12/15/2033 20,203 24,315
Pool# 604875
6.00%, 12/15/2033 17,332 20,874
Pool# 781690
6.00%, 12/15/2033 7,963 9,585
Pool# 781699
7.00%, 12/15/2033 2,727 3,155
Pool# 621856
6.00%, 1/15/2034 6,217 6,983
Pool# 564799
6.00%, 3/15/2034 15,953 17,942
Pool# 630038
6.50%, 8/15/2034 43,430 50,153
Pool# 781804
6.00%, 9/15/2034 23,194 27,921
Pool# 781847
6.00%, 12/15/2034 16,080 19,210
Pool# 486921
5.50%, 2/15/2035 6,697 7,749
Pool# 781902
6.00%, 2/15/2035 18,816 22,401
Pool# 649513
5.50%, 10/15/2035 157,579 178,975
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 649510
5.50%, 10/15/2035 78,989 91,895
Pool# 652207
5.50%, 3/15/2036 29,524 32,751
Pool# 655519
5.00%, 5/15/2036 13,760 15,197
Pool# 652539
5.00%, 5/15/2036 6,527 7,279
Pool# 606308
5.50%, 5/15/2036 6,787 7,601
Pool# 606314
5.50%, 5/15/2036 4,873 5,402
Pool# 656666
6.00%, 6/15/2036 11,296 12,852
Pool# 657912
6.50%, 8/15/2036 3,122 3,479
Pool# 704630
5.50%, 7/15/2039 27,106 31,393
Pool# 757039
4.00%, 12/15/2040 186,088 211,048
Pool# 757038
4.00%, 12/15/2040 161,898 183,691
Pool# 757044
4.00%, 12/15/2040 59,411 66,710
Pool# 755656
4.00%, 12/15/2040 55,434 62,873
Pool# 742235
4.00%, 12/15/2040 52,779 58,022
Pool# 755655
4.00%, 12/15/2040 40,239 45,615
Pool# 757043
4.00%, 12/15/2040 30,005 34,054
Pool# 756631
4.00%, 12/15/2040 16,602 18,830
Pool# 755959
4.00%, 1/15/2041 126,722 143,728
Pool# 742244
4.00%, 1/15/2041 126,258 143,225
Pool# 753826
4.00%, 1/15/2041 63,280 71,795
Pool# 690662
4.00%, 1/15/2041 48,874 54,523
Pool# 719486
4.00%, 1/15/2041 14,789 15,775
Pool# 757555
4.00%, 2/15/2041 27,535 30,137
Pool# 757557
4.00%, 2/15/2041 22,617 24,513
Pool# AD6012
3.50%, 4/15/2043 311,165 344,001
Pool# AD7471
3.50%, 4/15/2043 204,986 226,630
Pool# AA6307
3.50%, 4/15/2043 162,103 179,216
Pool# AD9472
3.50%, 4/15/2043 117,358 129,158
Pool# AD7472
3.50%, 4/15/2043 112,879 125,068
Pool# AB3946
3.50%, 4/15/2043 75,042 82,065

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 37
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# AA6403
3.00%, 5/15/2043 505,633 547,433
Pool# 783781
3.50%, 6/15/2043 83,075 90,015
Pool# 784015
3.00%, 7/15/2043 28,330 30,016
Pool# 784714
3.00%, 1/15/2044 117,854 124,883
Pool# 784459
3.00%, 12/15/2046 62,062 65,263
Pool# 784355
4.00%, 12/15/2046 47,962 51,997
Pool# 784500
3.00%, 2/15/2047 118,277 124,311
Pool# 784713
3.00%, 2/15/2047 24,653 25,960
Pool# 784458
3.50%, 12/15/2047 230,005 265,110
Pool# 784747
4.00%, 5/15/2048 107,492 114,582
Pool# 785073
4.00%, 9/15/2049 71,869 76,833
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 117,961 138,138
Pool# 4559
5.00%, 10/20/2039 159,854 182,879
Pool# 4715
5.00%, 6/20/2040 161,772 185,142
Pool# 4747
5.00%, 7/20/2040 87,572 100,223
Pool# 4771
4.50%, 8/20/2040 254,513 285,131
Pool# 4834
4.50%, 10/20/2040 714,274 800,202
Pool# 737727
4.00%, 12/20/2040 562,436 642,116
Pool# 737730
4.00%, 12/20/2040 179,729 205,223
Pool# 4923
4.50%, 1/20/2041 106,666 121,302
Pool# 4978
4.50%, 3/20/2041 15,361 17,244
Pool# 5017
4.50%, 4/20/2041 161,856 181,329
Pool# 5082
4.50%, 6/20/2041 277,140 310,410
Pool# 5175
4.50%, 9/20/2041 211,523 237,437
Pool# 675523
3.50%, 3/20/2042 229,583 253,677
Pool# MA0392
3.50%, 9/20/2042 1,134,655 1,233,619
Pool# MA0462
3.50%, 10/20/2042 407,362 442,863
Pool# MA0534
3.50%, 11/20/2042 1,048,083 1,139,304
Pool# MA0625
3.50%, 12/20/2042 304,724 331,713
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA0698
3.00%, 1/20/2043 256,372 275,417
Pool# MA0852
3.50%, 3/20/2043 475,824 517,979
Pool# MA0934
3.50%, 4/20/2043 557,355 605,933
Pool# AF1001
3.50%, 6/20/2043 177,004 197,744
Pool# MA1376
4.00%, 10/20/2043 434,845 481,860
Pool# AJ9335
3.50%, 10/20/2044 14,717 16,262
Pool# MA2754
3.50%, 4/20/2045 181,945 195,056
Pool# MA2824
2.50%, 5/20/2045 252,776 269,093
Pool# MA2825
3.00%, 5/20/2045 376,674 403,745
Pool# MA2891
3.00%, 6/20/2045 995,342 1,068,291
Pool# MA2960
3.00%, 7/20/2045 320,287 342,264
Pool# 784156
4.00%, 8/20/2045 105,856 115,067
Pool# AO1103
3.50%, 9/20/2045 339,826 375,513
Pool# AO1099
3.50%, 9/20/2045 14,210 15,703
Pool# MA3106
4.00%, 9/20/2045 57,045 62,724
Pool# MA3172
3.00%, 10/20/2045 112,845 120,432
Pool# MA3173
3.50%, 10/20/2045 7,217 7,841
Pool# MA3174
4.00%, 10/20/2045 10,797 11,904
Pool# MA3243
3.00%, 11/20/2045 99,687 106,391
Pool# MA3244
3.50%, 11/20/2045 133,491 143,130
Pool# 784098
3.00%, 12/20/2045 524,291 560,128
Pool# MA3309
3.00%, 12/20/2045 194,864 207,971
Pool# MA3310
3.50%, 12/20/2045 55,580 59,749
Pool# 784111
3.00%, 1/20/2046 287,531 307,469
Pool# MA3377
4.00%, 1/20/2046 30,199 33,145
Pool# 784119
3.00%, 2/20/2046 425,090 454,567
Pool# 784115
3.00%, 2/20/2046 22,984 24,578
Pool# MA3520
3.00%, 3/20/2046 378,211 403,975
Pool# MA3521
3.50%, 3/20/2046 317,043 341,756
Pool# MA3522
4.00%, 3/20/2046 311,132 342,248

38 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA3596
3.00%, 4/20/2046 172,574 183,624
Pool# MA3597
3.50%, 4/20/2046 57,426 61,957
Pool# MA3662
3.00%, 5/20/2046 677,838 724,071
Pool# MA3735
3.00%, 6/20/2046 367,545 392,640
Pool# MA3736
3.50%, 6/20/2046 1,088,484 1,170,252
Pool# MA3802
3.00%, 7/20/2046 652,390 696,889
Pool# MA3804
4.00%, 7/20/2046 27,960 30,599
Pool# MA3873
3.00%, 8/20/2046 725,154 774,650
Pool# MA3876
4.50%, 8/20/2046 11,273 12,627
Pool# MA3936
3.00%, 9/20/2046 577,302 616,734
Pool# MA3939
4.50%, 9/20/2046 6,416 7,202
Pool# MA4068
3.00%, 11/20/2046 170,951 182,629
Pool# MA4125
2.50%, 12/20/2046 94,840 100,385
Pool# MA4126
3.00%, 12/20/2046 1,225,126 1,308,840
Pool# MA4127
3.50%, 12/20/2046 283,208 303,235
Pool# MA4194
2.50%, 1/20/2047 241,560 255,665
Pool# MA4196
3.50%, 1/20/2047 36,931 39,533
Pool# MA4261
3.00%, 2/20/2047 295,735 315,588
Pool# MA4262
3.50%, 2/20/2047 1,852,159 1,986,912
Pool# MA4264
4.50%, 2/20/2047 13,315 14,689
Pool# MA4321
3.50%, 3/20/2047 502,794 538,876
Pool# MA4382
3.50%, 4/20/2047 268,250 286,661
Pool# AZ1974
3.50%, 4/20/2047 150,888 166,731
Pool# MA4384
4.50%, 4/20/2047 12,910 14,169
Pool# MA4509
3.00%, 6/20/2047 135,189 144,396
Pool# MA4511
4.00%, 6/20/2047 493,104 533,568
Pool# MA4512
4.50%, 6/20/2047 36,691 40,260
Pool# MA4585
3.00%, 7/20/2047 21,173 22,537
Pool# MA4587
4.00%, 7/20/2047 546,262 590,548
Pool# BC1888
3.50%, 8/20/2047 206,629 228,320
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784471
3.50%, 8/20/2047 189,520 203,433
Pool# MA4652
3.50%, 8/20/2047 146,213 156,266
Pool# MA4653
4.00%, 8/20/2047 20,175 21,823
Pool# 784408
3.50%, 10/20/2047 115,867 124,364
Pool# MA4836
3.00%, 11/20/2047 215,914 229,545
Pool# MA4837
3.50%, 11/20/2047 430,117 459,515
Pool# MA4838
4.00%, 11/20/2047 1,074,108 1,163,158
Pool# MA4899
3.00%, 12/20/2047 463,985 491,587
Pool# MA4900
3.50%, 12/20/2047 328,449 350,540
Pool# 784421
3.50%, 12/20/2047 226,186 260,040
Pool# MA4961
3.00%, 1/20/2048 434,801 462,001
Pool# MA4962
3.50%, 1/20/2048 314,032 336,909
Pool# MA5018
3.00%, 2/20/2048 100,889 105,848
Pool# MA5078
4.00%, 3/20/2048 475,401 513,492
Pool# 784480
3.50%, 4/20/2048 83,678 93,393
Pool# 784479
3.50%, 4/20/2048 55,879 62,609
Pool# 784481
3.50%, 4/20/2048 17,510 19,363
Pool# MA5137
4.00%, 4/20/2048 224,005 241,029
Pool# BD4034
4.00%, 4/20/2048 36,101 39,707
Pool# MA5139
5.00%, 4/20/2048 52,745 57,599
Pool# MA5192
4.00%, 5/20/2048 1,059,610 1,142,752
Pool# MA5194
5.00%, 5/20/2048 24,873 27,160
Pool# MA5265
4.50%, 6/20/2048 340,000 369,396
Pool# MA5331
4.50%, 7/20/2048 124,220 135,189
Pool# MA5398
4.00%, 8/20/2048 405,661 437,832
Pool# MA5399
4.50%, 8/20/2048 274,891 299,605
Pool# MA5466
4.00%, 9/20/2048 247,385 267,057
Pool# MA5595
4.00%, 11/20/2048 87,970 94,676
Pool# BJ2692
4.00%, 11/20/2048 21,958 23,593
Pool# MA5597
5.00%, 11/20/2048 29,433 32,118

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 39
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5652
4.50%, 12/20/2048 312,353 339,950
Pool# 784656
4.50%, 12/20/2048 130,520 141,198
Pool# BK2856
4.50%, 12/20/2048 16,841 18,319
Pool# MA5653
5.00%, 12/20/2048 48,138 52,558
Pool# MA5712
5.00%, 1/20/2049 221,873 242,244
Pool# MA5818
4.50%, 3/20/2049 81,653 88,858
Pool# MA5878
5.00%, 4/20/2049 29,434 32,171
Pool# MA5933
5.00%, 5/20/2049 23,088 25,245
Pool# MA5987
4.50%, 6/20/2049 501,083 545,752
Pool# MA6041
4.50%, 7/20/2049 224,419 244,567
Pool# MA6092
4.50%, 8/20/2049 76,231 82,603
Pool# MA6409
3.00%, 1/20/2050 576,313 605,270
Pool# MA6474
3.00%, 2/20/2050 1,167,569 1,224,383
Pool# MA6476
4.00%, 2/20/2050 129,463 138,831
Pool# MA6542
3.50%, 3/20/2050 348,909 369,487
Pool# MA6657
3.50%, 5/20/2050 698,121 738,996
Pool# BW4732
2.50%, 8/20/2050 643,818 677,906
Pool# BW6206
2.50%, 8/20/2050 569,121 599,265
Pool# MA6820
3.00%, 8/20/2050 1,052,984 1,105,887
Pool# MA6821
3.50%, 8/20/2050 718,160 762,263
Pool# BW4741
2.50%, 9/20/2050 591,231 622,508
Pool# BY0805
2.50%, 9/20/2050 545,634 574,546
Pool# BY0776
2.50%, 9/20/2050 545,392 574,286
Pool# MA7052
2.50%, 12/20/2050 4,312,486 4,541,963
Pool# MA7053
3.00%, 12/20/2050 1,555,807 1,658,424
Pool# MA7136
2.50%, 1/20/2051 2,350,000 2,472,879
Pool# MA7137
3.00%, 1/20/2051 1,628,000 1,733,066
Pool# MA7193
2.50%, 2/20/2051 1,025,000 1,080,197
Total Mortgage-Backed Securities
(cost $273,038,919)
281,026,214
Municipal Bonds 0.7%
Principal
Amount ($) Value ($)
California 0.3%
Bay Area Toll Authority, RB
Series F-2, 6.26%,
4/1/2049 150,000 252,705
Series S-3, 6.91%,
10/1/2050 100,000 181,670
California State, GO, 7.60%,
11/1/2040 100,000 178,747
East Bay Municipal Utility
District, RB, Series B,
5.87%, 6/1/2040 100,000 148,418
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 100,000 149,519
Los Angeles, Department of
Water & Power, RB
Series D, 6.57%, 7/1/2045 210,000 354,482
Series E, 6.75%, 8/1/2049 100,000 179,422
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 125,000 192,713
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 200,000 255,422
State of California, GO
7.55%, 4/1/2039 125,000 216,745
7.63%, 3/1/2040 220,000 378,041
University of California, RB
Series AX, 3.06%, 7/1/2025 50,000 55,201
Series R, 5.77%, 5/15/2043 50,000 72,105
Series AD, 4.86%,
5/15/2112 200,000 288,550
2,903,740
Connecticut 0.0%
†
State of Connecticut, GO,
Series D, 5.09%, 10/1/2030 200,000 242,852
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 147,000 223,196
Illinois 0.1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 46,246
State of Illinois, GO, 5.10%,
6/1/2033 435,000 486,817
533,063
Massachusetts 0.0%
†
Commonwealth of
Massachusetts, RB, Series
A, 5.73%, 6/1/2040 150,000 214,047
Nebraska 0.0%
†
University of Nebraska
Facilities Corp, RB, Series
A, 3.04%, 10/1/2049 55,000 60,507

40 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 150,000 196,833
New Jersey State Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 165,000 275,921
Rutgers-State University of
New Jersey, RB, Series H,
5.67%, 5/1/2040 250,000 348,070
820,824
New York 0.1%
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 140,000 226,023
New York City Municipal
Water Finance Authority,
Water and Sewer System
Revenue Taxable, Second
General Resolution,
RB, Series CC, 5.88%,
6/15/2044 100,000 157,948
New York City Transitional
Finance Authority, Future
Tax Secured, RB, Series B,
5.57%, 11/1/2038 100,000 134,644
New York State Dormitory
Authority, RB, Series F,
3.11%, 2/15/2039 100,000 109,104
New York State Thruway
Authority, RB, 2.90%,
1/1/2035 50,000 55,278
Port Authority of New York &
New Jersey, RB
6.04%, 12/1/2029 300,000 403,470
Series 174, 4.46%,
10/1/2062 100,000 133,243
1,219,710
Ohio 0.0%
†
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 137,857
Oregon 0.0%
†
Oregon School Boards
Association, Limited
Tax Pension, GO, AGM
Insured, 5.53%, 6/30/2028 200,000 240,674
Texas 0.1%
Dallas Independent School
District, Texas School
Building, GO, PSF-GTD,
Series C, 6.45%, 2/15/2035 150,000 151,488
Dallas/Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 52,696
Municipal Bonds
Principal
Amount ($) Value ($)
Texas
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 26,260
Texas State Taxable Build
America Bond, GO, Series
A, 5.52%, 4/1/2039 50,000 74,865
Texas Transportation
Commission, RB, Series B,
5.18%, 4/1/2030 100,000 127,410
432,719
Wisconsin 0.0%
†
State of Wisconsin Bond, RB,
Series C, 3.15%, 5/1/2027 20,000 22,648
Total Municipal Bonds
(cost $5,428,020)
7,051,837
Supranational 1.3%
African Development Bank,
1.63%, 9/16/2022 500,000 511,502
Asian Development Bank
0.63%, 4/7/2022 500,000 502,653
1.75%, 9/13/2022 500,000 512,640
1.50%, 10/18/2024 500,000 520,990
0.63%, 4/29/2025 500,000 503,903
2.50%, 11/2/2027 500,000 553,257
2.75%, 1/19/2028 200,000 225,085
European Bank for
Reconstruction &
Development
2.75%, 3/7/2023 250,000 263,209
0.25%, 7/10/2023 300,000 300,011
European Investment Bank
2.25%, 3/15/2022 750,000 767,547
1.38%, 5/15/2023 500,000 513,365
2.63%, 3/15/2024 500,000 536,507
2.50%, 10/15/2024 500,000 539,435
1.63%, 3/14/2025 500,000 524,631
0.38%, 12/15/2025 500,000 496,634
Inter-American Development
Bank
1.75%, 9/14/2022 250,000 256,397
0.50%, 5/24/2023 500,000 503,475
0.25%, 11/15/2023 500,000 500,095
2.63%, 1/16/2024 500,000 534,587
2.00%, 6/2/2026 200,000 214,192
2.00%, 7/23/2026 500,000 535,770
4.38%, 1/24/2044 200,000 288,602
International Bank for
Reconstruction &
Development
2.13%, 7/1/2022 250,000 256,908
7.63%, 1/19/2023 677,000 775,182
1.88%, 6/19/2023 250,000 259,807
3.00%, 9/27/2023 250,000 268,292
2.50%, 3/19/2024 500,000 534,508
2.50%, 11/25/2024 500,000 540,233

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 41
Supranational
Principal
Amount ($) Value ($)
0.63%, 4/22/2025 500,000 503,295
2.50%, 7/29/2025 250,000 272,374
1.75%, 10/23/2029 500,000 525,620
International Finance Corp.,
1.38%, 10/16/2024 250,000 259,333
Nordic Investment Bank,
2.25%, 5/21/2024 200,000 212,772
Total Supranational
(cost $14,043,204)
14,512,811
U.S. Government Agency Securities 1.4%
FFCB, 2.85%, 9/20/2021 745,000 758,050
FHLB
3.63%, 6/11/2021 200,000 202,554
3.13%, 6/13/2025 1,075,000 1,200,392
5.50%, 7/15/2036 300,000 458,043
FHLMC
0.13%, 7/25/2022 185,000 185,060
0.25%, 6/26/2023 2,700,000 2,706,001
0.25%, 8/24/2023 1,105,000 1,107,592
0.25%, 12/4/2023 205,000 205,247
0.38%, 7/21/2025 65,000 64,875
6.75%, 9/15/2029 388,000 573,667
6.75%, 3/15/2031 400,000 608,929
6.25%, 7/15/2032 365,000 557,499
FNMA
2.63%, 1/11/2022 355,000 363,474
2.63%, 9/6/2024 500,000 542,624
0.50%, 6/17/2025 2,000,000 2,007,526
6.25%, 5/15/2029 500,000 706,080
7.25%, 5/15/2030 1,000,000 1,533,728
0.88%, 8/5/2030 880,000 854,967
Tennessee Valley Authority,
4.88%, 1/15/2048 300,000 449,612
Total U.S. Government Agency Securities
(cost $14,090,311)
15,085,920
U.S. Treasury Obligations 35.8%
U.S. Treasury Bonds
7.13%, 2/15/2023 1,000,000 1,143,164
6.25%, 8/15/2023 869,000 1,003,933
6.00%, 2/15/2026 1,444,500 1,845,857
5.50%, 8/15/2028 5,300,000 7,121,668
5.25%, 11/15/2028 1,000,000 1,333,477
4.50%, 2/15/2036 1,300,000 1,861,539
4.75%, 2/15/2037 2,400,000 3,563,156
4.50%, 5/15/2038 500,000 733,848
4.50%, 8/15/2039 185,000 274,776
4.38%, 11/15/2039 830,000 1,217,863
1.13%, 5/15/2040 2,000,000 1,830,000
1.13%, 8/15/2040 1,000,000 912,031
3.88%, 8/15/2040 900,000 1,249,137
1.38%, 11/15/2040 3,000,000 2,858,438
4.25%, 11/15/2040 1,500,000 2,182,031
3.75%, 8/15/2041 2,250,000 3,091,289
3.13%, 11/15/2041 2,100,000 2,653,137
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.13%, 2/15/2042 1,650,000 2,088,539
2.75%, 11/15/2042 800,000 955,969
3.13%, 2/15/2043 1,750,000 2,216,348
2.88%, 5/15/2043 900,000 1,097,437
3.63%, 8/15/2043 2,000,000 2,727,031
3.75%, 11/15/2043 1,850,000 2,569,982
3.63%, 2/15/2044 800,000 1,093,062
3.38%, 5/15/2044 1,700,000 2,241,875
3.13%, 8/15/2044 2,400,000 3,049,687
3.00%, 11/15/2044 5,250,000 6,543,428
3.00%, 5/15/2045 400,000 499,406
2.88%, 8/15/2045 1,600,000 1,958,062
2.50%, 2/15/2046 550,000 630,996
2.50%, 5/15/2046 1,200,000 1,377,187
2.25%, 8/15/2046 2,200,000 2,410,461
2.88%, 11/15/2046 1,775,000 2,179,367
3.00%, 2/15/2047 1,000,000 1,256,563
3.00%, 5/15/2047 1,600,000 2,012,375
2.75%, 8/15/2047 1,000,000 1,203,672
3.00%, 8/15/2048 1,750,000 2,209,648
2.88%, 5/15/2049 1,400,000 1,734,797
2.25%, 8/15/2049 2,500,000 2,742,676
2.38%, 11/15/2049 4,050,000 4,561,787
2.00%, 2/15/2050 4,000,000 4,159,688
1.25%, 5/15/2050 2,500,000 2,163,672
1.38%, 8/15/2050 1,900,000 1,697,828
1.63%, 11/15/2050 2,850,000 2,709,281
U.S. Treasury Notes
2.00%, 12/31/2021 2,000,000 2,035,000
1.50%, 1/31/2022 2,000,000 2,027,969
1.75%, 2/28/2022 3,000,000 3,053,437
1.75%, 3/31/2022 1,000,000 1,019,297
1.75%, 4/30/2022 2,000,000 2,040,859
1.88%, 4/30/2022 2,000,000 2,044,063
1.75%, 5/15/2022 1,700,000 1,735,992
0.13%, 5/31/2022 5,000,000 5,001,758
1.75%, 5/31/2022 2,000,000 2,043,594
1.75%, 6/30/2022 1,000,000 1,023,164
2.13%, 6/30/2022 500,000 514,238
1.88%, 7/31/2022 4,000,000 4,105,781
2.00%, 7/31/2022 7,000,000 7,197,695
1.63%, 8/15/2022 5,200,000 5,322,281
0.13%, 8/31/2022 10,000,000 10,003,516
1.63%, 8/31/2022 1,750,000 1,791,631
1.88%, 8/31/2022 3,500,000 3,597,207
1.75%, 9/30/2022 2,000,000 2,054,375
1.88%, 9/30/2022 500,000 514,609
1.38%, 10/15/2022 3,500,000 3,574,785
0.13%, 10/31/2022 10,000,000 10,002,344
1.63%, 11/15/2022 4,000,000 4,107,344
2.00%, 11/30/2022 1,400,000 1,448,070
2.13%, 12/31/2022 2,000,000 2,076,484
2.38%, 1/31/2023 1,750,000 1,828,545
1.50%, 2/28/2023 1,000,000 1,028,320
2.63%, 2/28/2023 1,500,000 1,577,578
1.50%, 3/31/2023 2,500,000 2,573,730
1.38%, 6/30/2023 2,700,000 2,779,945
2.50%, 8/15/2023 3,800,000 4,026,812
1.38%, 8/31/2023 1,700,000 1,753,590
2.75%, 8/31/2023 2,000,000 2,133,672

42 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.13%, 11/30/2023 3,900,000 4,116,633
2.25%, 12/31/2023 4,500,000 4,771,758
2.25%, 1/31/2024 4,800,000 5,096,437
2.50%, 1/31/2024 7,000,000 7,484,805
2.75%, 2/15/2024 4,500,000 4,850,332
2.13%, 3/31/2024 4,500,000 4,772,461
2.00%, 4/30/2024 2,000,000 2,115,859
2.25%, 4/30/2024 2,700,000 2,877,926
2.50%, 5/15/2024 1,700,000 1,827,500
2.00%, 5/31/2024 3,500,000 3,706,855
2.00%, 6/30/2024 2,500,000 2,650,684
2.13%, 7/31/2024 1,500,000 1,598,789
2.38%, 8/15/2024 250,000 268,877
1.88%, 8/31/2024 1,000,000 1,057,930
1.50%, 9/30/2024 2,500,000 2,612,891
2.13%, 9/30/2024 2,500,000 2,669,824
2.25%, 10/31/2024 1,000,000 1,073,750
2.25%, 11/15/2024 2,160,000 2,320,650
2.13%, 11/30/2024 1,200,000 1,284,281
1.38%, 1/31/2025 1,300,000 1,355,555
2.50%, 1/31/2025 1,500,000 1,631,543
2.00%, 2/15/2025 1,500,000 1,602,246
0.50%, 3/31/2025 2,700,000 2,720,250
2.63%, 3/31/2025 3,200,000 3,505,375
0.38%, 4/30/2025 4,500,000 4,508,613
2.13%, 5/15/2025 1,600,000 1,721,938
0.25%, 5/31/2025 4,000,000 3,984,531
0.25%, 6/30/2025 5,000,000 4,977,539
2.75%, 6/30/2025 1,750,000 1,933,750
2.88%, 7/31/2025 1,750,000 1,946,396
2.00%, 8/15/2025 2,000,000 2,147,578
0.25%, 8/31/2025 2,000,000 1,988,672
3.00%, 10/31/2025 2,800,000 3,142,672
2.25%, 11/15/2025 1,500,000 1,631,484
0.38%, 11/30/2025 6,500,000 6,489,844
0.38%, 12/31/2025 4,200,000 4,190,813
2.63%, 12/31/2025 2,000,000 2,214,297
2.63%, 1/31/2026 2,250,000 2,493,809
1.63%, 2/15/2026 2,900,000 3,070,941
1.63%, 5/15/2026 3,000,000 3,178,594
1.50%, 8/15/2026 3,400,000 3,580,227
1.38%, 8/31/2026 4,500,000 4,708,652
1.63%, 9/30/2026 2,500,000 2,650,488
1.63%, 10/31/2026 4,000,000 4,241,406
2.00%, 11/15/2026 1,000,000 1,081,680
1.50%, 1/31/2027 4,300,000 4,528,941
2.25%, 2/15/2027 3,800,000 4,171,539
1.13%, 2/28/2027 5,000,000 5,153,711
0.63%, 3/31/2027 1,500,000 1,499,766
0.50%, 4/30/2027 2,000,000 1,982,969
0.50%, 8/31/2027 1,500,000 1,480,840
0.38%, 9/30/2027 2,000,000 1,956,172
2.25%, 11/15/2027 3,870,000 4,260,628
0.63%, 11/30/2027 6,250,000 6,201,172
0.63%, 12/31/2027 2,500,000 2,478,516
2.75%, 2/15/2028 3,000,000 3,410,039
2.88%, 5/15/2028 3,000,000 3,442,852
2.88%, 8/15/2028 3,000,000 3,450,352
2.63%, 2/15/2029 1,657,000 1,880,760
2.38%, 5/15/2029 2,100,000 2,344,699
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.63%, 8/15/2029 1,000,000 1,056,328
1.75%, 11/15/2029 500,000 533,438
1.50%, 2/15/2030 5,000,000 5,216,016
0.63%, 8/15/2030 3,200,000 3,074,000
0.88%, 11/15/2030 3,800,000 3,728,750
Total U.S. Treasury Obligations
(cost $367,784,348)
386,712,476
Short-Term Investment 0.0%
†
Shares
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class,0.01%(g)(h) 78,656 78,656
Total Short-Term Investment
(cost $78,656)
78,656
Total Investments
(cost $981,210,926) — 96.2% 1,039,408,339
Other assets in excess of
liabilities — 3.8% 40,858,983
NET ASSETS — 100.0%
$ 1,080,267,322
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2021.
(b) The security or a portion of this security is on loan at January
31, 2021. The total value of securities on loan at January 31,
2021 was $76,213, which was collateralized by cash used to
purchase a money market fund with a value of $78,656.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2021.
(d) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at January 31, 2021 was
$7,638,114 which represents 0.71% of net assets.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2021.
(f) Investment in affiliate.
(g) Represents 7-day effective yield as of January 31, 2021.
(h) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of January 31,
2021 was $78,656.
ACES Alternative Credit Enhancement Services

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 43
AGM Assured Guaranty Municipal Corp.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
PSF-GTD Permanent School Fund Guaranteed
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

44 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Bond Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Bond Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 45
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 3,608,789 $ – $ 3,608,789
Commercial Mortgage-Backed Securities – 23,789,263 – 23,789,263
Corporate Bonds – 288,116,323 – 288,116,323
Foreign Government Securities – 19,426,050 – 19,426,050
Mortgage-Backed Securities – 281,026,214 – 281,026,214
Municipal Bonds – 7,051,837 – 7,051,837
Short-Term Investment 78,656 – – 78,656
Supranational – 14,512,811 – 14,512,811
U.S. Government Agency Securities – 15,085,920 – 15,085,920
U.S. Treasury Obligations – 386,712,476 – 386,712,476
Total $ 78,656 $ 1,039,329,683 $ – $ 1,039,408,339
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

46 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks 100.0%
Shares Value ($)
AUSTRALIA 8.1%
Airlines 0.0%
†
Qantas Airways Ltd.* 85,371 291,730
Banks 1.8%
Australia & New Zealand
Banking Group Ltd. 253,505 4,560,764
Commonwealth Bank of
Australia 159,421 10,116,084
National Australia Bank Ltd. 294,545 5,260,112
Westpac Banking Corp. 323,510 5,215,390
25,152,350
Beverages 0.1%
Coca-Cola Amatil Ltd. 46,398 463,045
Treasury Wine Estates Ltd. 65,786 502,718
965,763
Biotechnology 0.6%
CSL Ltd. 40,921 8,469,134
Capital Markets 0.3%
ASX Ltd. 17,912 980,079
Macquarie Group Ltd. 31,250 3,123,060
Magellan Financial Group
Ltd. 10,483 385,411
4,488,550
Chemicals 0.0%
†
Orica Ltd. 35,732 413,793
Commercial Services & Supplies 0.1%
Brambles Ltd. 136,386 1,106,827
Construction & Engineering 0.0%
†
CIMIC Group Ltd.* 8,551 160,099
Diversified Financial Services 0.0%
†
AMP Ltd. 282,090 319,060
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 380,622 904,189
TPG Telecom Ltd.* 32,780 184,895
1,089,084
Electric Utilities 0.0%
†
AusNet Services 151,603 199,829
Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus 98,854 678,170
Goodman Group 150,413 2,027,242
GPT Group (The) 173,363 570,003
Mirvac Group 349,756 632,822
Scentre Group 469,281 972,384
Stockland 216,686 733,363
Vicinity Centres 344,132 400,680
6,014,664
Food & Staples Retailing 0.4%
Coles Group Ltd. 121,216 1,682,949
Woolworths Group Ltd. 114,758 3,572,002
5,254,951
Gas Utilities 0.1%
APA Group 108,011 804,948
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 6,032 907,220
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 16,789 804,733
Common Stocks
Shares Value ($)
AUSTRALIA
Health Care Providers & Services
Sonic Healthcare Ltd. 41,674 1,097,513
1,902,246
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 52,200 1,231,240
Crown Resorts Ltd. 27,061 197,687
Tabcorp Holdings Ltd. 192,382 583,810
2,012,737
Insurance 0.2%
Insurance Australia Group
Ltd. 222,058 817,893
Medibank Pvt Ltd. 255,908 569,821
QBE Insurance Group Ltd. 133,306 811,858
Suncorp Group Ltd. 117,099 896,488
3,096,060
Interactive Media & Services 0.1%
REA Group Ltd. 4,319 482,364
SEEK Ltd. 31,185 665,458
1,147,822
IT Services 0.2%
Afterpay Ltd.* 19,321 1,977,068
Computershare Ltd. 43,751 480,792
2,457,860
Metals & Mining 2.4%
BHP Group Ltd. 265,293 8,819,822
BHP Group plc 188,819 5,187,832
BlueScope Steel Ltd. 45,915 582,365
Evolution Mining Ltd. 132,245 467,234
Fortescue Metals Group Ltd. 153,890 2,549,646
Glencore plc* 907,568 3,052,262
Newcrest Mining Ltd. 72,335 1,367,370
Northern Star Resources Ltd. 68,891 664,133
Rio Tinto Ltd. 33,342 2,794,656
Rio Tinto plc 100,587 7,687,129
South32 Ltd. 447,697 863,199
34,035,648
Multiline Retail 0.3%
Wesfarmers Ltd. 101,237 4,210,117
Multi-Utilities 0.0%
†
AGL Energy Ltd. 53,300 465,094
Oil, Gas & Consumable Fuels 0.3%
Ampol Ltd. 22,574 449,515
Oil Search Ltd. 179,214 536,026
Origin Energy Ltd. 162,243 590,325
Santos Ltd. 161,495 810,384
Washington H Soul Pattinson
& Co. Ltd.(a) 8,987 185,613
Woodside Petroleum Ltd. 87,204 1,640,017
4,211,880
Real Estate Management & Development 0.1%
Lendlease Corp. Ltd. 62,299 568,439
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 177,810 500,528
Software 0.0%
†
WiseTech Global Ltd. 13,170 313,723
Transportation Infrastructure 0.2%
Sydney Airport* 114,312 497,785

Nationwide International Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
AUSTRALIA
Transportation Infrastructure
Transurban Group 248,838 2,507,287
3,005,072
113,565,228
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 25,910 790,180
Raiffeisen Bank International
AG 15,749 307,269
1,097,449
Electric Utilities 0.1%
Verbund AG 6,303 567,692
Metals & Mining 0.0%
†
voestalpine AG 10,207 372,395
Oil, Gas & Consumable Fuels 0.0%
†
OMV AG 12,125 507,999
2,545,535
BELGIUM 0.9%
Banks 0.1%
KBC Group NV* 22,725 1,588,700
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 68,303 4,289,502
Biotechnology 0.0%
†
Galapagos NV* 3,686 384,974
Chemicals 0.2%
Solvay SA 6,767 771,120
Umicore SA 18,045 1,023,042
1,794,162
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
SA 7,026 696,488
Groupe Bruxelles Lambert
SA 3,442 341,217
Sofina SA 1,429 462,608
1,500,313
Diversified Telecommunication Services 0.0%
†
Proximus SADP 11,004 231,545
Electric Utilities 0.0%
†
Elia Group SA/NV 2,875 345,494
Food & Staples Retailing 0.0%
†
Etablissements Franz
Colruyt NV 4,381 270,359
Insurance 0.1%
Ageas SA/NV 16,294 835,082
Pharmaceuticals 0.1%
UCB SA 11,541 1,196,964
12,437,095
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 15,997 746,297
Common Stocks
Shares Value ($)
CHILE 0.0%
†
Metals & Mining 0.0%
†
Antofagasta plc 33,723 659,982
CHINA 0.6%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 347,600 1,044,008
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 159,800 538,163
Food Products 0.1%
Wilmar International Ltd. 178,758 708,853
Internet & Direct Marketing Retail 0.4%
Prosus NV* 43,721 5,079,893
Real Estate Management & Development 0.0%
†
ESR Cayman Ltd. Reg. S*(b) 138,000 492,452
7,863,369
DENMARK 2.4%
Air Freight & Logistics 0.2%
DSV PANALPINA A/S 18,837 2,937,727
Banks 0.1%
Danske Bank A/S* 63,039 1,079,845
Beverages 0.1%
Carlsberg A/S, Class B 9,478 1,389,365
Biotechnology 0.2%
Genmab A/S* 5,810 2,316,201
Building Products 0.0%
†
ROCKWOOL International
A/S, Class B 661 249,454
Chemicals 0.1%
Chr Hansen Holding A/S* 9,654 872,301
Novozymes A/S, Class B 19,060 1,145,030
2,017,331
Electric Utilities 0.2%
Orsted A/S Reg. S(b) 16,851 3,184,394
Electrical Equipment 0.3%
Vestas Wind Systems A/S 17,531 3,751,269
Health Care Equipment & Supplies 0.2%
Ambu A/S, Class B(a) 14,863 703,148
Coloplast A/S, Class B 10,844 1,620,030
Demant A/S*(a) 8,851 318,177
GN Store Nord A/S 11,655 892,165
3,533,520
Insurance 0.0%
†
Tryg A/S 13,635 426,334
Marine 0.1%
AP Moller - Maersk A/S,
Class A 284 538,149
AP Moller - Maersk A/S,
Class B 561 1,160,699
1,698,848
Pharmaceuticals 0.8%
H Lundbeck A/S 5,521 197,034

48 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
DENMARK
Pharmaceuticals
Novo Nordisk A/S, Class B 155,071 10,786,067
10,983,101
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 9,094 877,125
34,444,514
FINLAND 1.2%
Banks 0.2%
Nordea Bank Abp * 294,482 2,389,815
Communications Equipment 0.2%
Nokia OYJ* 514,551 2,466,474
Diversified Telecommunication Services 0.0%
†
Elisa OYJ 13,010 773,923
Electric Utilities 0.1%
Fortum OYJ 40,630 984,532
Food & Staples Retailing 0.0%
†
Kesko OYJ, Class B 25,215 654,376
Insurance 0.1%
Sampo OYJ, Class A 42,827 1,795,788
Machinery 0.2%
Kone OYJ, Class B 30,967 2,434,431
Wartsila OYJ Abp 36,537 358,925
2,793,356
Oil, Gas & Consumable Fuels 0.2%
Neste OYJ 37,502 2,649,700
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R 52,761 959,235
UPM- Kymmene OYJ 48,439 1,727,444
2,686,679
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 10,039 460,735
17,655,378
FRANCE 10.4%
Aerospace & Defense 0.7%
Airbus SE* 52,809 5,320,191
Dassault Aviation SA* 203 212,256
Safran SA* 28,642 3,612,078
Thales SA 9,702 871,921
10,016,446
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 15,297 2,111,658
Faurecia SE* 7,397 388,406
Valeo SA 21,215 792,543
3,292,607
Automobiles 0.1%
Renault SA* 17,293 737,904
Banks 0.5%
BNP Paribas SA* 100,825 4,855,973
Credit Agricole SA* 104,555 1,187,569
Societe Generale SA* 73,904 1,381,042
7,424,584
Beverages 0.3%
Pernod Ricard SA 19,045 3,594,442
Common Stocks
Shares Value ($)
FRANCE
Beverages
Remy Cointreau SA 1,924 357,455
3,951,897
Building Products 0.2%
Cie de Saint-Gobain 46,834 2,331,315
Capital Markets 0.0%
†
Amundi SA Reg. S*(b) 5,663 421,575
Natixis SA* 80,254 303,533
725,108
Chemicals 0.5%
Air Liquide SA 42,536 6,950,982
Arkema SA 5,909 656,037
7,607,019
Construction & Engineering 0.4%
Bouygues SA 20,693 813,179
Eiffage SA* 7,703 699,365
Vinci SA 46,572 4,321,169
5,833,713
Diversified Financial Services 0.0%
†
Eurazeo SE* 3,736 261,722
Wendel SE 1,920 221,620
483,342
Diversified Telecommunication Services 0.2%
Iliad SA 1,325 245,456
Orange SA 180,966 2,127,756
2,373,212
Electric Utilities 0.0%
†
Electricite de France SA* 56,674 705,500
Electrical Equipment 0.7%
Legrand SA 24,106 2,217,717
Schneider Electric SE 48,421 7,098,403
9,316,120
Entertainment 0.2%
Bollore SA 65,863 267,128
Ubisoft Entertainment SA* 8,289 828,898
Vivendi SA 75,502 2,316,574
3,412,600
Equity Real Estate Investment Trusts (REITs) 0.2%
Covivio 4,944 406,701
Gecina SA 3,844 548,147
Klepierre SA 16,946 407,802
Unibail - Rodamco -Westfield 12,551 1,058,090
2,420,740
Food & Staples Retailing 0.1%
Carrefour SA 55,625 940,593
Food Products 0.3%
Danone SA 56,094 3,737,271
Health Care Equipment & Supplies 0.0%
†
BioMerieux 3,770 583,413
Health Care Providers & Services 0.0%
†
Orpea SA* 4,765 658,986
Hotels, Restaurants & Leisure 0.1%
Accor SA* 17,262 578,260
La Francaise des Jeux
SAEM Reg. S(b) 7,964 342,387
Sodexo SA* 8,044 715,603
1,636,250

Nationwide International Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
FRANCE
Household Durables 0.0%
†
SEB SA 2,202 418,970
Insurance 0.3%
AXA SA 175,337 3,877,150
CNP Assurances* 15,763 239,107
SCOR SE* 14,358 436,606
4,552,863
Interactive Media & Services 0.0%
†
Adevinta ASA* 20,099 298,109
IT Services 0.4%
Atos SE* 8,955 685,186
Capgemini SE 14,565 2,108,993
Edenred 22,269 1,208,876
Worldline SA Reg. S*(b) 21,116 1,792,996
5,796,051
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 2,492 1,043,473
Machinery 0.1%
Alstom SA* 22,804 1,235,773
Media 0.1%
Publicis Groupe SA 19,692 1,020,632
Multi-Utilities 0.3%
Engie SA* 165,830 2,576,014
Suez SA 32,105 660,119
Veolia Environnement SA 48,884 1,306,922
4,543,055
Oil, Gas & Consumable Fuels 0.7%
TOTAL SE 226,984 9,582,389
Personal Products 0.6%
L'Oreal SA 22,665 7,944,635
Pharmaceuticals 0.7%
Ipsen SA 2,921 255,214
Sanofi 102,018 9,584,962
9,840,176
Professional Services 0.2%
Bureau Veritas SA* 26,226 689,640
Teleperformance 5,312 1,741,818
2,431,458
Software 0.2%
Dassault Systemes SE 11,945 2,388,120
Textiles, Apparel & Luxury Goods 1.9%
EssilorLuxottica SA 25,829 3,676,636
Hermes International 2,824 2,884,405
Kering SA 6,783 4,451,169
LVMH Moet Hennessy Louis
Vuitton SE 25,001 15,095,439
26,107,649
Transportation Infrastructure 0.1%
Aeroports de Paris*(a) 2,578 296,660
Getlink SE* 39,769 613,317
909,977
146,301,950
GERMANY 9.4%
Aerospace & Defense 0.1%
MTU Aero Engines AG 4,832 1,126,759
Common Stocks
Shares Value ($)
GERMANY
Air Freight & Logistics 0.3%
Deutsche Post AG
(Registered) 88,502 4,379,579
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)*(a) 27,720 357,731
Auto Components 0.1%
Continental AG 10,009 1,406,966
Automobiles 0.9%
Bayerische Motoren Werke
AG 29,817 2,533,720
Bayerische Motoren Werke
AG (Preference) 4,316 282,376
Daimler AG (Registered) 76,683 5,408,001
Porsche Automobil Holding
SE (Preference) 14,117 985,619
Volkswagen AG 2,918 618,611
Volkswagen AG (Preference) 16,502 3,137,796
12,966,123
Banks 0.0%
†
Commerzbank AG* 94,183 625,812
Capital Markets 0.3%
Deutsche Bank AG
(Registered)* 178,942 1,822,494
Deutsche Boerse AG 17,365 2,799,064
4,621,558
Chemicals 0.7%
BASF SE 82,617 6,409,174
Covestro AG Reg. S(b) 16,818 1,146,092
Evonik Industries AG 17,597 581,073
Fuchs Petrolub SE
(Preference) 5,345 304,265
LANXESS AG 7,532 567,753
Symrise AG 11,783 1,468,136
10,476,493
Construction & Engineering 0.0%
†
Hochtief AG 2,000 186,095
Construction Materials 0.1%
HeidelbergCement AG 13,569 1,004,704
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG
(Registered) 299,122 5,334,364
Telefonica Deutschland
Holding AG 85,329 233,785
United Internet AG
(Registered), Class G 9,042 393,070
5,961,219
Electrical Equipment 0.1%
Siemens Energy AG* 36,307 1,343,861
Health Care Equipment & Supplies 0.3%
Carl Zeiss Meditec AG 3,322 519,992
Sartorius AG (Preference) 3,230 1,610,230
Siemens Healthineers AG
Reg. S(b) 24,446 1,371,918
3,502,140

50 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
GERMANY
Health Care Providers & Services 0.2%
Fresenius Medical Care AG
& Co. KGaA 18,654 1,514,098
Fresenius SE & Co. KGaA 38,119 1,701,271
3,215,369
Household Products 0.2%
Henkel AG & Co. KGaA 9,304 869,249
Henkel AG & Co. KGaA
(Preference) 15,928 1,654,350
2,523,599
Independent Power and Renewable Electricity Producers
0.1%
Uniper SE 18,413 645,442
Industrial Conglomerates 0.8%
Siemens AG (Registered) 68,893 10,669,236
Insurance 0.9%
Allianz SE (Registered) 37,569 8,516,499
Hannover Rueck SE 5,526 857,976
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 12,501 3,323,421
12,697,896
Interactive Media & Services 0.1%
Scout24 AG Reg. S(b) 9,935 768,988
Internet & Direct Marketing Retail 0.4%
Delivery Hero SE Reg. S*(b) 11,778 1,792,588
HelloFresh SE* 13,453 1,137,497
Just Eat Takeaway.com NV
Reg. S*(b) 11,515 1,321,089
Zalando SE Reg. S*(b) 13,943 1,601,371
5,852,545
IT Services 0.0%
†
Bechtle AG 2,239 475,983
Machinery 0.2%
GEA Group AG 14,012 486,245
KION Group AG 6,060 524,800
Knorr- Bremse AG 6,627 879,209
Rational AG 420 404,185
2,294,439
Multi-Utilities 0.3%
E.ON SE 204,681 2,168,778
RWE AG 58,515 2,518,053
4,686,831
Personal Products 0.1%
Beiersdorf AG 9,350 1,025,789
Pharmaceuticals 0.5%
Bayer AG (Registered) 88,048 5,334,501
Merck KGaA 11,739 1,961,748
7,296,249
Real Estate Management & Development 0.5%
Aroundtown SA 91,107 633,761
Deutsche Wohnen SE 31,108 1,542,463
LEG Immobilien AG 6,556 941,771
Vonovia SE 47,336 3,170,194
6,288,189
Common Stocks
Shares Value ($)
GERMANY
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 116,635 4,690,796
Software 0.9%
Nemetschek SE 5,486 387,587
SAP SE 94,039 11,971,042
TeamViewer AG Reg. S*(b) 13,899 720,847
13,079,476
Textiles, Apparel & Luxury Goods 0.5%
adidas AG* 17,134 5,446,172
Puma SE* 9,014 883,275
6,329,447
Trading Companies & Distributors 0.1%
Brenntag AG 14,150 1,111,238
131,610,552
HONG KONG 2.9%
Banks 0.1%
Bank of East Asia Ltd. (The)
(a) 106,950 232,172
Hang Seng Bank Ltd. 67,600 1,235,538
1,467,710
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 180,000 437,115
Capital Markets 0.5%
Hong Kong Exchanges &
Clearing Ltd. 98,600 6,333,801
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 365,420 481,988
PCCW Ltd.(a) 338,000 188,103
670,091
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 62,500 333,531
CLP Holdings Ltd. 152,000 1,423,618
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 227,500 224,780
Power Assets Holdings Ltd. 130,800 695,835
2,677,764
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 189,651 1,671,623
Food Products 0.1%
WH Group Ltd. Reg. S(b) 892,500 729,430
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 985,872 1,413,590
Hotels, Restaurants & Leisure 0.0%
†
Melco Resorts &
Entertainment Ltd., ADR 20,638 330,002
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 18,000 1,045,800
Jardine Matheson Holdings
Ltd. 2,200 127,461
Jardine Strategic Holdings
Ltd. 14,800 393,532

Nationwide International Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
HONG KONG
Industrial Conglomerates
Jardine Strategic Holdings
Ltd. 5,400 139,985
1,706,778
Insurance 1.0%
AIA Group Ltd. 1,088,800 13,340,429
Machinery 0.1%
Techtronic Industries Co. Ltd. 126,500 1,896,722
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 236,886 1,201,140
Hang Lung Properties Ltd. 191,000 508,001
Henderson Land
Development Co. Ltd. 143,352 586,835
Hongkong Land Holdings
Ltd. 92,500 418,100
Hongkong Land Holdings
Ltd. 8,800 40,737
New World Development Co.
Ltd. 142,707 667,908
Sino Land Co. Ltd. 246,200 343,034
Sun Hung Kai Properties Ltd. 119,700 1,647,868
Swire Pacific Ltd., Class A 47,500 301,436
Swire Properties Ltd. 104,400 305,234
Wharf Real Estate
Investment Co. Ltd. 152,270 812,020
6,832,313
Road & Rail 0.1%
MTR Corp. Ltd. 148,714 863,858
Semiconductors & Semiconductor Equipment 0.0%
†
ASM Pacific Technology Ltd. 26,900 391,310
40,762,536
IRELAND 0.7%
Building Products 0.1%
Kingspan Group plc* 13,739 932,285
Construction Materials 0.2%
CRH plc 70,349 2,897,184
Containers & Packaging 0.1%
Smurfit Kappa Group plc 21,375 1,028,253
Food Products 0.1%
Kerry Group plc, Class A 14,043 1,904,714
Hotels, Restaurants & Leisure 0.2%
Flutter Entertainment plc* 14,702 2,730,159
9,492,595
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 2,177 302,007
Banks 0.2%
Bank Hapoalim BM* 98,687 698,320
Bank Leumi Le-Israel BM 129,857 803,561
Israel Discount Bank Ltd.,
Class A 111,983 435,059
Mizrahi Tefahot Bank Ltd. 11,734 273,767
2,210,707
Common Stocks
Shares Value ($)
ISRAEL
Chemicals 0.0%
†
ICL Group Ltd. 57,452 305,902
IT Services 0.1%
Wix.com Ltd.* 5,009 1,237,474
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 99,176 1,168,293
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 4,099 250,346
Software 0.2%
Check Point Software
Technologies Ltd.* 10,188 1,301,415
Nice Ltd.* 5,661 1,474,663
2,776,078
8,250,807
ITALY 2.0%
Automobiles 0.2%
Ferrari NV(a) 11,465 2,393,931
Banks 0.4%
FinecoBank Banca Fineco
SpA * 51,200 799,431
Intesa Sanpaolo SpA * 1,469,389 3,214,489
Mediobanca Banca di
Credito Finanziario SpA * 51,193 456,496
UniCredit SpA * 193,450 1,768,953
6,239,369
Beverages 0.0%
†
Davide Campari-Milano
NV(a) 53,709 578,133
Diversified Telecommunication Services 0.1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 31,089 334,227
Telecom Italia SpA 1,326,858 592,599
926,826
Electric Utilities 0.6%
Enel SpA 730,113 7,249,796
Terna Rete Elettrica
Nazionale SpA 127,452 926,481
8,176,277
Electrical Equipment 0.0%
†
Prysmian SpA 21,803 701,716
Gas Utilities 0.1%
Snam SpA 183,024 960,942
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 2,315 507,205
Health Care Providers & Services 0.0%
†
Amplifon SpA * 11,966 474,916
Insurance 0.2%
Assicurazioni Generali SpA 99,045 1,692,092
Poste Italiane SpA Reg. S(b) 48,506 474,971
2,167,063
IT Services 0.0%
†
Nexi SpA Reg. S*(b) 39,918 708,800

52 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
ITALY
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 230,774 2,329,553
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 9,827 509,186
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA * 17,768 1,003,728
Transportation Infrastructure 0.1%
Atlantia SpA * 45,285 719,305
28,396,950
JAPAN 25.5%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd. 29,100 744,623
Yamato Holdings Co. Ltd. 28,200 696,535
1,441,158
Airlines 0.0%
†
ANA Holdings, Inc.* 14,500 319,003
Japan Airlines Co. Ltd.* 12,974 231,976
550,979
Auto Components 0.6%
Aisin Seiki Co. Ltd. 13,500 415,358
Bridgestone Corp. 49,100 1,822,356
Denso Corp. 39,400 2,194,701
Koito Manufacturing Co. Ltd. 9,100 583,913
NGK Spark Plug Co. Ltd. 13,700 255,378
Stanley Electric Co. Ltd. 10,300 322,989
Sumitomo Electric Industries
Ltd. 69,100 923,196
Toyoda Gosei Co. Ltd. 6,600 174,485
Toyota Industries Corp. 13,400 1,057,078
7,749,454
Automobiles 1.6%
Honda Motor Co. Ltd. 145,600 3,849,893
Isuzu Motors Ltd. 52,600 505,418
Mazda Motor Corp. 53,760 384,771
Nissan Motor Co. Ltd.* 210,800 1,077,616
Subaru Corp. 56,400 1,087,012
Suzuki Motor Corp. 33,500 1,513,668
Toyota Motor Corp. 191,020 13,357,420
Yamaha Motor Co. Ltd. 25,700 585,538
22,361,336
Banks 1.1%
Bank of Kyoto Ltd. (The) 5,500 291,572
Chiba Bank Ltd. (The) 45,500 250,011
Concordia Financial Group
Ltd. 81,100 297,568
Fukuoka Financial Group,
Inc. 13,120 236,884
Japan Post Bank Co. Ltd.(a) 30,300 263,333
Mitsubishi UFJ Financial
Group, Inc. 1,100,784 4,959,690
Mizuho Financial Group, Inc. 215,351 2,872,607
Resona Holdings, Inc. 192,401 672,305
Shinsei Bank Ltd. 12,200 151,643
Shizuoka Bank Ltd. (The) 36,600 269,202
Sumitomo Mitsui Financial
Group, Inc. 117,205 3,648,189
Common Stocks
Shares Value ($)
JAPAN
Banks
Sumitomo Mitsui Trust
Holdings, Inc. 29,476 895,528
14,808,532
Beverages 0.3%
Asahi Group Holdings Ltd. 41,200 1,676,742
Coca-Cola Bottlers Japan
Holdings, Inc. 11,800 179,534
Ito En Ltd. 5,100 318,389
Kirin Holdings Co. Ltd. 74,700 1,606,783
Suntory Beverage & Food
Ltd. 13,000 454,858
4,236,306
Biotechnology 0.0%
†
PeptiDream , Inc.* 8,800 515,695
Building Products 0.5%
AGC, Inc. 17,420 606,302
Daikin Industries Ltd. 22,300 4,747,783
Lixil Corp. 24,000 562,254
TOTO Ltd. 13,400 744,410
6,660,749
Capital Markets 0.3%
Daiwa Securities Group, Inc. 122,200 582,634
Japan Exchange Group, Inc. 46,800 1,091,178
Nomura Holdings, Inc. 287,000 1,520,931
SBI Holdings, Inc. 21,670 540,719
3,735,462
Chemicals 1.1%
Air Water, Inc. 15,700 255,573
Asahi Kasei Corp. 114,800 1,286,676
JSR Corp. 16,900 516,666
Kansai Paint Co. Ltd. 15,200 449,293
Kuraray Co. Ltd. 26,200 281,594
Mitsubishi Chemical Holdings
Corp. 116,600 804,838
Mitsubishi Gas Chemical
Co., Inc. 14,800 338,911
Mitsui Chemicals, Inc. 14,320 412,004
Nippon Paint Holdings Co.
Ltd. 13,300 1,199,850
Nippon Sanso Holdings
Corp. 14,200 274,488
Nissan Chemical Corp. 11,200 639,805
Nitto Denko Corp. 14,610 1,325,489
Shin-Etsu Chemical Co. Ltd. 31,700 5,520,340
Sumitomo Chemical Co. Ltd. 139,300 658,716
Teijin Ltd. 14,860 273,144
Toray Industries, Inc. 125,800 823,233
Tosoh Corp. 25,100 433,131
15,493,751
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 23,150 399,679
Secom Co. Ltd. 19,200 1,743,227
Sohgo Security Services Co.
Ltd. 6,400 315,762
Toppan Printing Co. Ltd. 22,900 326,669
2,785,337
Construction & Engineering 0.1%
Kajima Corp. 41,900 563,409

Nationwide International Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
JAPAN
Construction & Engineering
Obayashi Corp. 62,300 526,749
Shimizu Corp. 46,100 326,449
Taisei Corp. 17,600 571,405
1,988,012
Construction Materials 0.0%
†
Taiheiyo Cement Corp. 10,700 269,553
Consumer Finance 0.0%
†
Acom Co. Ltd. 38,600 170,132
Diversified Financial Services 0.2%
Mitsubishi UFJ Lease &
Finance Co. Ltd. 37,300 184,742
ORIX Corp. 119,300 1,934,203
Tokyo Century Corp. 4,200 341,042
2,459,987
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 114,616 2,857,133
Electric Utilities 0.2%
Chubu Electric Power Co.,
Inc. 59,200 723,805
Chugoku Electric Power Co.,
Inc. (The) 28,200 349,202
Kansai Electric Power Co.,
Inc. (The) 64,700 638,631
Kyushu Electric Power Co.,
Inc. 36,300 338,727
Tohoku Electric Power Co.,
Inc. 36,200 313,382
Tokyo Electric Power Co.
Holdings, Inc.* 122,400 474,290
2,838,037
Electrical Equipment 0.6%
Fuji Electric Co. Ltd. 11,940 477,240
Mitsubishi Electric Corp. 165,800 2,535,034
Nidec Corp. 40,000 5,312,371
8,324,645
Electronic Equipment, Instruments & Components 1.9%
Azbil Corp. 10,100 513,471
Hamamatsu Photonics KK 11,800 681,410
Hirose Electric Co. Ltd. 2,765 436,699
Hitachi Ltd. 88,060 3,637,228
Ibiden Co. Ltd. 10,200 468,872
Keyence Corp. 16,372 8,807,173
Kyocera Corp. 29,300 1,880,796
Murata Manufacturing Co.
Ltd. 51,400 4,950,324
Omron Corp. 17,100 1,513,684
Shimadzu Corp. 20,600 788,142
TDK Corp. 11,800 1,910,223
Yokogawa Electric Corp. 21,500 466,010
26,054,032
Entertainment 0.7%
Capcom Co. Ltd. 8,300 521,339
Koei Tecmo Holdings Co.
Ltd. 3,700 211,608
Konami Holdings Corp. 8,500 521,318
Nexon Co. Ltd. 44,300 1,346,668
Common Stocks
Shares Value ($)
JAPAN
Entertainment
Nintendo Co. Ltd. 10,000 5,779,440
Square Enix Holdings Co.
Ltd. 8,800 505,849
Toho Co. Ltd. 9,400 362,821
9,249,043
Equity Real Estate Investment Trusts (REITs) 0.4%
Daiwa House REIT
Investment Corp. 173 465,292
GLP J-REIT 380 600,027
Japan Real Estate
Investment Corp. 123 748,887
Japan Retail Fund
Investment Corp. 231 440,553
Nippon Building Fund, Inc. 125 755,379
Nippon Prologis REIT, Inc. 194 632,306
Nomura Real Estate Master
Fund, Inc. 363 551,730
Orix JREIT, Inc. 247 414,154
United Urban Investment
Corp. 260 354,273
4,962,601
Food & Staples Retailing 0.4%
Aeon Co. Ltd. 59,600 1,869,160
Cosmos Pharmaceutical
Corp. 1,800 274,197
Kobe Bussan Co. Ltd. 11,400 315,272
Lawson, Inc. 4,600 223,685
Seven & i Holdings Co. Ltd. 68,700 2,609,519
Sundrug Co. Ltd. 6,000 237,898
Tsuruha Holdings, Inc. 3,500 464,531
Welcia Holdings Co. Ltd. 7,800 264,961
6,259,223
Food Products 0.4%
Ajinomoto Co., Inc. 42,900 1,011,389
Calbee , Inc. 7,500 221,525
Kikkoman Corp. 13,200 929,158
MEIJI Holdings Co. Ltd. 10,698 728,995
NH Foods Ltd. 6,900 295,873
Nisshin Seifun Group, Inc. 16,152 272,673
Nissin Foods Holdings Co.
Ltd. 5,300 456,963
Toyo Suisan Kaisha Ltd. 7,700 378,868
Yakult Honsha Co. Ltd. 11,800 602,993
Yamazaki Baking Co. Ltd. 9,700 177,840
5,076,277
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 34,380 634,166
Toho Gas Co. Ltd. 6,200 366,203
Tokyo Gas Co. Ltd. 31,580 689,991
1,690,360
Health Care Equipment & Supplies 0.8%
Asahi Intecc Co. Ltd. 16,100 530,236
Hoya Corp. 33,600 4,296,891
Olympus Corp. 105,800 1,916,314
Sysmex Corp. 15,200 1,771,800
Terumo Corp. 58,900 2,303,933
10,819,174
Health Care Providers & Services 0.1%
Alfresa Holdings Corp. 15,100 301,944

54 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Health Care Providers & Services
Medipal Holdings Corp. 16,200 333,374
Suzuken Co. Ltd. 5,780 224,014
859,332
Health Care Technology 0.2%
M3, Inc. 40,100 3,362,165
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd. 5,824 283,517
Oriental Land Co. Ltd. 17,800 2,786,700
3,070,217
Household Durables 1.2%
Casio Computer Co. Ltd. 16,000 284,255
Iida Group Holdings Co. Ltd. 12,400 273,971
Panasonic Corp. 200,302 2,596,382
Rinnai Corp. 3,400 355,694
Sekisui Chemical Co. Ltd. 32,400 585,568
Sekisui House Ltd. 56,000 1,083,374
Sharp Corp. 20,300 423,156
Sony Corp. 113,600 10,870,904
16,473,304
Household Products 0.2%
Lion Corp. 17,900 408,620
Pigeon Corp. 9,400 423,157
Unicharm Corp. 37,000 1,655,026
2,486,803
Industrial Conglomerates 0.1%
Keihan Holdings Co. Ltd. 8,500 390,470
Toshiba Corp. 35,170 1,152,249
1,542,719
Insurance 0.6%
Dai-ichi Life Holdings, Inc. 98,700 1,524,106
Japan Post Holdings Co. Ltd. 145,100 1,157,316
Japan Post Insurance Co.
Ltd. 20,900 411,485
MS&AD Insurance Group
Holdings, Inc. 40,855 1,183,153
Sompo Holdings, Inc. 30,725 1,228,193
T&D Holdings, Inc. 44,700 529,704
Tokio Marine Holdings, Inc. 57,500 2,871,608
8,905,565
Interactive Media & Services 0.1%
Kakaku.com, Inc. 11,900 343,884
Z Holdings Corp. 241,400 1,493,360
1,837,244
Internet & Direct Marketing Retail 0.1%
Mercari , Inc.* 7,100 340,027
Rakuten , Inc. 78,800 774,633
ZOZO, Inc. 8,500 237,474
1,352,134
IT Services 0.6%
Fujitsu Ltd. 17,910 2,727,324
GMO Payment Gateway, Inc. 3,900 555,191
Itochu Techno-Solutions
Corp. 8,200 287,940
NEC Corp. 23,600 1,280,499
Nomura Research Institute
Ltd. 29,254 976,742
NTT Data Corp. 58,300 841,006
Common Stocks
Shares Value ($)
JAPAN
IT Services
Obic Co. Ltd. 6,400 1,197,873
Otsuka Corp. 8,500 427,444
SCSK Corp. 4,800 267,577
TIS, Inc. 21,000 465,925
9,027,521
Leisure Products 0.3%
Bandai Namco Holdings, Inc. 18,249 1,554,568
Sega Sammy Holdings, Inc. 13,600 216,276
Shimano, Inc. 6,800 1,595,244
Yamaha Corp. 12,200 689,816
4,055,904
Machinery 1.5%
Amada Co. Ltd. 28,100 319,656
Daifuku Co. Ltd. 9,300 1,056,437
FANUC Corp. 17,200 4,516,837
Harmonic Drive Systems,
Inc.(a) 3,200 238,398
Hino Motors Ltd. 27,500 237,959
Hitachi Construction
Machinery Co. Ltd. 9,400 275,565
Hoshizaki Corp. 4,200 372,737
Komatsu Ltd. 79,700 2,196,320
Kubota Corp. 94,300 2,078,163
Kurita Water Industries Ltd. 9,400 382,595
Makita Corp. 20,400 973,201
MINEBEA MITSUMI, Inc. 33,000 734,824
MISUMI Group, Inc. 25,900 844,693
Mitsubishi Heavy Industries
Ltd. 26,520 767,231
Miura Co. Ltd. 8,000 455,959
Nabtesco Corp. 9,900 445,083
NGK Insulators Ltd. 24,500 430,237
NSK Ltd. 34,600 316,453
SMC Corp. 5,100 3,095,405
THK Co. Ltd. 10,600 339,881
Yaskawa Electric Corp. 21,900 1,126,703
21,204,337
Marine 0.0%
†
Nippon Yusen KK 14,440 333,634
Media 0.1%
CyberAgent , Inc. 9,200 576,979
Dentsu Group, Inc. 19,661 625,804
Hakuhodo DY Holdings, Inc. 17,400 253,067
1,455,850
Metals & Mining 0.2%
Hitachi Metals Ltd. 16,400 261,955
JFE Holdings, Inc.* 39,800 349,472
Nippon Steel Corp.* 73,806 861,906
Sumitomo Metal Mining Co.
Ltd. 21,500 937,340
2,410,673
Multiline Retail 0.1%
Marui Group Co. Ltd. 16,900 302,964
Pan Pacific International
Holdings Corp. 37,700 849,220
Ryohin Keikaku Co. Ltd. 21,900 524,903
1,677,087

Nationwide International Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
JAPAN
Oil, Gas & Consumable Fuels 0.1%
ENEOS Holdings, Inc. 282,017 1,146,198
Idemitsu Kosan Co. Ltd. 18,544 437,952
Inpex Corp. 89,900 529,114
2,113,264
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 73,900 447,939
Personal Products 0.5%
Kao Corp. 43,200 3,144,355
Kobayashi Pharmaceutical
Co. Ltd. 4,100 461,926
Kose Corp. 2,900 484,012
Pola Orbis Holdings, Inc. 7,200 144,453
Shiseido Co. Ltd. 36,400 2,388,662
6,623,408
Pharmaceuticals 1.7%
Astellas Pharma, Inc. 169,700 2,752,816
Chugai Pharmaceutical Co.
Ltd. 61,000 3,221,981
Daiichi Sankyo Co. Ltd. 152,400 4,910,415
Eisai Co. Ltd. 22,900 1,678,524
Hisamitsu Pharmaceutical
Co., Inc. 4,000 241,260
Kyowa Kirin Co. Ltd. 24,800 737,431
Nippon Shinyaku Co. Ltd. 3,500 257,802
Ono Pharmaceutical Co. Ltd. 33,900 1,015,178
Otsuka Holdings Co. Ltd. 35,600 1,522,760
Santen Pharmaceutical Co.
Ltd. 33,000 546,735
Shionogi & Co. Ltd. 24,200 1,316,635
Sumitomo Dainippon Pharma
Co. Ltd. 16,200 262,193
Taisho Pharmaceutical
Holdings Co. Ltd. 3,270 213,940
Takeda Pharmaceutical Co.
Ltd. 141,297 4,954,210
23,631,880
Professional Services 0.5%
Nihon M&A Center, Inc. 13,800 799,168
Persol Holdings Co. Ltd. 16,900 317,732
Recruit Holdings Co. Ltd. 121,600 5,298,126
6,415,026
Real Estate Management & Development 0.5%
Aeon Mall Co. Ltd. 7,450 121,389
Daito Trust Construction Co.
Ltd. 5,600 584,093
Daiwa House Industry Co.
Ltd. 51,500 1,464,372
Hulic Co. Ltd. 26,500 300,728
Mitsubishi Estate Co. Ltd. 107,700 1,718,749
Mitsui Fudosan Co. Ltd. 83,000 1,705,387
Nomura Real Estate
Holdings, Inc. 10,200 228,305
Sumitomo Realty &
Development Co. Ltd. 28,200 855,529
Tokyu Fudosan Holdings
Corp. 58,800 333,869
7,312,421
Common Stocks
Shares Value ($)
JAPAN
Road & Rail 0.7%
Central Japan Railway Co. 13,100 1,895,957
East Japan Railway Co. 27,490 1,860,845
Hankyu Hanshin Holdings,
Inc. 20,800 677,545
Keikyu Corp. 19,600 316,894
Keio Corp. 8,880 651,216
Keisei Electric Railway Co.
Ltd. 11,800 402,056
Kintetsu Group Holdings Co.
Ltd. 15,550 655,196
Kyushu Railway Co. 12,500 263,272
Nagoya Railroad Co. Ltd. 14,500 369,465
Nippon Express Co. Ltd. 6,650 453,819
Odakyu Electric Railway Co.
Ltd. 27,050 786,446
Seibu Holdings, Inc. 16,200 149,698
Tobu Railway Co. Ltd. 17,600 497,536
Tokyu Corp. 45,650 538,203
West Japan Railway Co. 14,800 804,309
10,322,457
Semiconductors & Semiconductor Equipment 0.7%
Advantest Corp. 18,200 1,434,638
Disco Corp. 2,400 778,496
Lasertec Corp. 6,900 921,164
Renesas Electronics Corp.* 70,400 803,956
Rohm Co. Ltd. 8,000 814,415
SUMCO Corp. 23,700 500,930
Tokyo Electron Ltd. 13,500 5,149,294
10,402,893
Software 0.1%
Oracle Corp. Japan 3,200 376,695
Trend Micro, Inc. 12,400 680,865
1,057,560
Specialty Retail 0.5%
ABC-Mart, Inc. 2,500 143,857
Fast Retailing Co. Ltd. 5,300 4,561,370
Hikari Tsushin, Inc. 1,900 398,262
Nitori Holdings Co. Ltd. 7,000 1,386,751
Shimamura Co. Ltd. 1,600 177,480
USS Co. Ltd. 20,500 411,448
Yamada Holdings Co. Ltd. 66,800 340,653
7,419,821
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 20,300 453,287
Canon, Inc. 90,900 2,005,038
FUJIFILM Holdings Corp. 32,800 1,879,999
Ricoh Co. Ltd. 63,800 489,940
Seiko Epson Corp. 23,700 403,249
5,231,513
Tobacco 0.2%
Japan Tobacco, Inc. 109,600 2,177,895
Trading Companies & Distributors 0.9%
ITOCHU Corp. 120,000 3,444,957
Marubeni Corp. 149,800 998,715
Mitsubishi Corp. 121,400 3,080,053
Mitsui & Co. Ltd. 147,900 2,747,617
MonotaRO Co. Ltd. 11,500 576,420
Sumitomo Corp. 108,100 1,437,376

56 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors
Toyota Tsusho Corp. 19,300 757,406
13,042,544
Transportation Infrastructure 0.0%
†
Japan Airport Terminal Co.
Ltd. 4,800 253,709
Wireless Telecommunication Services 1.3%
KDDI Corp. 144,400 4,252,061
SoftBank Corp. 261,400 3,430,207
SoftBank Group Corp. 141,200 10,878,011
18,560,279
358,424,066
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 15,558 511,096
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE* 12,088 1,161,573
Media 0.0%
†
SES SA, Receipts 34,353 292,910
Metals & Mining 0.1%
ArcelorMittal SA* 65,389 1,422,432
2,876,915
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group
Ltd. 199,000 1,545,754
Sands China Ltd. 223,900 909,482
SJM Holdings Ltd. 177,000 193,040
Wynn Macau Ltd.* 110,800 179,678
2,827,954
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 1,554,139 0
MEXICO 0.0%
†
Metals & Mining 0.0%
†
Fresnillo plc 15,122 204,494
NETHERLANDS 4.5%
Banks 0.3%
ABN AMRO Bank NV, CVA
Reg. S(b) 39,217 409,099
ING Groep NV* 348,161 3,092,438
3,501,537
Beverages 0.2%
Heineken Holding NV 10,581 928,230
Heineken NV(a) 23,013 2,397,225
3,325,455
Biotechnology 0.1%
Argenx SE* 4,071 1,192,225
Chemicals 0.3%
Akzo Nobel NV 17,657 1,790,289
Koninklijke DSM NV 15,341 2,679,022
4,469,311
Diversified Financial Services 0.1%
EXOR NV 9,832 731,512
Common Stocks
Shares Value ($)
NETHERLANDS
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 325,731 1,017,757
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 100,344 2,871,455
Food Products 0.0%
†
JDE Peet's NV*(a) 6,153 237,315
Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV* 81,508 4,442,260
Insurance 0.1%
Aegon NV 164,500 678,139
NN Group NV 26,395 1,094,196
1,772,335
IT Services 0.2%
Adyen NV Reg. S*(b) 1,651 3,440,166
Oil, Gas & Consumable Fuels 0.9%
Koninklijke Vopak NV 5,933 300,042
Royal Dutch Shell plc, Class
A 369,343 6,721,043
Royal Dutch Shell plc, Class
B 332,128 5,745,231
12,766,316
Professional Services 0.2%
Randstad NV* 10,859 677,311
Wolters Kluwer NV 24,179 2,006,856
2,684,167
Semiconductors & Semiconductor Equipment 1.5%
ASML Holding NV 38,333 20,409,438
62,861,249
NEW ZEALAND 0.4%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 157,321 541,349
Electric Utilities 0.0%
†
Mercury NZ Ltd. 52,435 267,985
Food Products 0.0%
†
a2 Milk Co. Ltd. (The)* 68,213 569,107
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 52,429 1,302,205
Health Care Providers & Services 0.0%
†
Ryman Healthcare Ltd. 34,475 384,641
Independent Power and Renewable Electricity Producers
0.1%
Meridian Energy Ltd. 119,267 613,701
Software 0.1%
Xero Ltd.* 10,581 1,046,477
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd.* 114,437 610,419
5,335,884
NORWAY 0.5%
Banks 0.1%
DNB ASA* 86,205 1,682,797

Nationwide International Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
NORWAY
Diversified Telecommunication Services 0.1%
Telenor ASA 64,503 1,067,831
Food Products 0.1%
Mowi ASA 40,317 891,395
Orkla ASA 69,726 677,675
1,569,070
Insurance 0.0%
†
Gjensidige Forsikring ASA 17,090 394,467
Media 0.0%
†
Schibsted ASA, Class A* 6,206 234,617
Schibsted ASA, Class B* 8,432 272,960
507,577
Metals & Mining 0.1%
Norsk Hydro ASA 123,942 549,646
Oil, Gas & Consumable Fuels 0.1%
Equinor ASA 89,204 1,595,119
7,366,507
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 254,071 1,587,861
Food & Staples Retailing 0.0%
†
Jeronimo Martins SGPS SA 22,323 364,786
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA 42,446 424,172
2,376,819
RUSSIA 0.0%
†
Metals & Mining 0.0%
†
Evraz plc 49,557 340,140
SINGAPORE 1.0%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 144,400 401,307
Airlines 0.0%
†
Singapore Airlines Ltd.* 122,282 375,425
Banks 0.5%
DBS Group Holdings Ltd. 163,050 3,065,545
Oversea-Chinese Banking
Corp. Ltd. 300,389 2,319,613
United Overseas Bank Ltd. 106,862 1,887,912
7,273,070
Capital Markets 0.0%
†
Singapore Exchange Ltd. 66,400 492,460
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 720,203 1,279,068
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 26,000 386,287
Equity Real Estate Investment Trusts (REITs) 0.2%
Ascendas REIT 277,413 643,080
CapitaLand Integrated
Commercial Trust 420,114 672,825
Mapletree Commercial Trust 185,300 288,641
Common Stocks
Shares Value ($)
SINGAPORE
Equity Real Estate Investment Trusts (REITs)
Mapletree Logistics Trust 274,949 409,926
Suntec REIT 156,600 188,548
2,203,020
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 567,117 362,600
Industrial Conglomerates 0.1%
Keppel Corp. Ltd. 133,100 499,321
Real Estate Management & Development 0.1%
CapitaLand Ltd. 248,145 596,384
City Developments Ltd. 37,599 204,301
UOL Group Ltd. 32,113 176,894
977,579
14,250,137
SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Anglo American plc 109,564 3,602,919
SPAIN 2.3%
Banks 0.6%
Banco Bilbao Vizcaya
Argentaria SA 606,105 2,760,248
Banco Santander SA* 1,554,074 4,545,284
CaixaBank SA 328,645 830,727
8,136,259
Biotechnology 0.0%
†
Grifols SA(a) 27,493 810,717
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 24,418 760,996
Ferrovial SA 42,465 1,019,196
1,780,192
Diversified Telecommunication Services 0.2%
Cellnex Telecom SA Reg.
S(b) 28,916 1,694,181
Telefonica SA(a) 460,250 1,978,025
3,672,206
Electric Utilities 0.6%
Endesa SA 29,525 755,072
Iberdrola SA(a) 551,031 7,472,936
Red Electrica Corp. SA 35,718 678,152
8,906,160
Electrical Equipment 0.1%
Siemens Gamesa
Renewable Energy SA 22,054 902,278
Gas Utilities 0.1%
Enagas SA 21,065 464,199
Naturgy Energy Group SA(a) 27,195 702,080
1,166,279
IT Services 0.2%
Amadeus IT Group SA* 39,981 2,530,823
Oil, Gas & Consumable Fuels 0.1%
Repsol SA(a) 138,070 1,353,567
Specialty Retail 0.2%
Industria de Diseno Textil SA 97,499 2,892,703

58 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SPAIN
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 6,174 947,099
33,098,283
SWEDEN 3.3%
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A* 147,998 1,616,793
Svenska Handelsbanken AB,
Class A* 141,544 1,418,205
Swedbank AB, Class A* 82,248 1,547,908
4,582,906
Building Products 0.2%
Assa Abloy AB, Class B 90,498 2,240,630
Nibe Industrier AB, Class B 28,423 949,923
3,190,553
Capital Markets 0.1%
EQT AB 21,660 675,946
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B 25,466 393,570
Communications Equipment 0.2%
Telefonaktiebolaget LM
Ericsson, Class B 259,841 3,282,552
Construction & Engineering 0.1%
Skanska AB, Class B 31,427 813,514
Diversified Financial Services 0.4%
Industrivarden AB, Class A* 8,770 294,801
Industrivarden AB, Class C* 13,229 420,385
Investor AB, Class B 41,483 3,041,976
Kinnevik AB, Class B*(a) 21,988 1,080,263
L E Lundbergforetagen AB,
Class B* 6,536 343,891
5,181,316
Diversified Telecommunication Services 0.1%
Telia Co. AB(a) 223,967 981,754
Electronic Equipment, Instruments & Components 0.2%
Hexagon AB, Class B 25,531 2,233,936
Food & Staples Retailing 0.0%
†
ICA Gruppen AB 9,390 471,064
Hotels, Restaurants & Leisure 0.1%
Evolution Gaming Group AB
Reg. S(b) 14,530 1,416,518
Household Durables 0.1%
Electrolux AB Series B 20,961 513,114
Husqvarna AB, Class B 34,039 421,825
934,939
Household Products 0.1%
Essity AB, Class B 55,615 1,774,094
Industrial Conglomerates 0.0%
†
Investment AB Latour , Class
B 13,931 310,938
Machinery 1.0%
Alfa Laval AB* 28,491 747,790
Atlas Copco AB, Class A 59,619 3,245,306
Atlas Copco AB, Class B 35,530 1,662,939
Epiroc AB, Class A 60,180 1,155,109
Common Stocks
Shares Value ($)
SWEDEN
Machinery
Epiroc AB, Class B 35,314 604,776
Sandvik AB* 102,578 2,556,125
SKF AB, Class B 34,698 951,033
Volvo AB, Class B* 126,463 3,125,446
14,048,524
Metals & Mining 0.1%
Boliden AB 25,312 830,283
Oil, Gas & Consumable Fuels 0.0%
†
Lundin Energy AB 16,273 443,100
Paper & Forest Products 0.1%
Svenska Cellulosa AB SCA,
Class B* 55,046 969,788
Real Estate Management & Development 0.0%
†
Fastighets AB Balder, Class
B* 8,328 416,582
Specialty Retail 0.1%
Hennes & Mauritz AB, Class
B*(a) 72,973 1,554,369
Tobacco 0.1%
Swedish Match AB 14,745 1,136,779
Wireless Telecommunication Services 0.0%
†
Tele2 AB, Class B 45,201 623,240
46,266,265
SWITZERLAND 9.8%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered)(a) 2,796 296,464
Beverages 0.0%
†
Coca-Cola HBC AG* 17,268 511,712
Building Products 0.1%
Geberit AG (Registered) 3,332 2,039,370
Capital Markets 0.8%
Credit Suisse Group AG
(Registered) 222,294 2,929,752
Julius Baer Group Ltd. 20,505 1,241,469
Partners Group Holding AG 1,701 2,011,954
UBS Group AG (Registered) 328,340 4,740,073
10,923,248
Chemicals 0.6%
Clariant AG (Registered) 18,521 393,353
EMS- Chemie Holding AG
(Registered) 762 718,307
Givaudan SA (Registered) 838 3,382,136
Sika AG (Registered) 12,606 3,428,340
7,922,136
Construction Materials 0.2%
LafargeHolcim Ltd.
(Registered)* 47,354 2,555,983
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 2,368 1,289,692
Electrical Equipment 0.3%
ABB Ltd. (Registered) 164,675 4,860,167

Nationwide International Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
SWITZERLAND
Food Products 2.2%
Barry Callebaut AG
(Registered) 282 624,749
Chocoladefabriken Lindt &
Spruengli AG 90 780,829
Chocoladefabriken Lindt &
Spruengli AG (Registered) 9 839,277
Nestle SA (Registered) 259,452 29,065,527
31,310,382
Health Care Equipment & Supplies 0.4%
Alcon, Inc.* 44,613 3,199,918
Sonova Holding AG
(Registered)* 4,965 1,199,519
Straumann Holding AG
(Registered) 939 1,042,072
5,441,509
Insurance 0.7%
Baloise Holding AG
(Registered) 4,194 700,157
Swiss Life Holding AG
(Registered) 2,650 1,205,887
Swiss Re AG 25,923 2,287,236
Zurich Insurance Group AG 13,491 5,371,051
9,564,331
Life Sciences Tools & Services 0.3%
Lonza Group AG
(Registered) 6,660 4,260,323
Machinery 0.1%
Schindler Holding AG 3,710 980,104
Schindler Holding AG
(Registered) 1,882 495,740
1,475,844
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 4,883 1,112,338
Pharmaceuticals 2.9%
Novartis AG (Registered) 199,957 18,087,140
Roche Holding AG 63,270 21,808,060
Vifor Pharma AG 4,243 576,665
40,471,865
Professional Services 0.2%
Adecco Group AG
(Registered) 14,023 878,141
SGS SA (Registered) 546 1,659,666
2,537,807
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 6,797 661,229
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 58,302 2,350,575
Software 0.1%
Temenos AG (Registered) 6,025 762,516
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 14,917 1,555,476
Common Stocks
Shares Value ($)
SWITZERLAND
Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont
SA (Registered) 46,679 4,337,158
Swatch Group AG (The) 2,588 745,849
Swatch Group AG (The)
(Registered) 3,767 212,306
5,295,313
137,198,280
UNITED KINGDOM 11.8%
Aerospace & Defense 0.2%
BAE Systems plc 290,900 1,839,898
Rolls-Royce Holdings plc* 760,541 949,737
2,789,635
Banks 1.3%
Barclays plc* 1,574,150 2,879,724
HSBC Holdings plc* 1,834,181 9,606,271
Lloyds Banking Group plc* 6,418,490 2,880,562
Natwest Group plc* 439,780 883,952
Standard Chartered plc* 243,047 1,475,836
17,726,345
Beverages 0.7%
Coca-Cola European
Partners plc 18,701 869,036
Diageo plc 210,279 8,485,761
9,354,797
Capital Markets 0.5%
3i Group plc 88,300 1,335,496
Hargreaves Lansdown plc 27,669 646,807
London Stock Exchange
Group plc 28,752 3,418,889
Schroders plc 11,818 552,611
St James's Place plc 49,002 787,042
Standard Life Aberdeen plc 204,714 846,467
7,587,312
Chemicals 0.1%
Croda International plc 12,649 1,088,561
Johnson Matthey plc 17,567 709,366
1,797,927
Commercial Services & Supplies 0.1%
Rentokil Initial plc* 167,891 1,143,238
Diversified Financial Services 0.0%
†
M&G plc 240,670 579,510
Diversified Telecommunication Services 0.1%
BT Group plc* 807,866 1,388,804
Electric Utilities 0.1%
SSE plc 94,306 1,914,646
Electrical Equipment 0.1%
Melrose Industries plc* 440,785 1,015,869
Electronic Equipment, Instruments & Components 0.1%
Halma plc 34,564 1,168,196
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 79,196 486,328
Land Securities Group plc 63,213 528,804
Segro plc 107,525 1,404,809
2,419,941
Food & Staples Retailing 0.3%
J Sainsbury plc 147,878 494,856

60 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Food & Staples Retailing
Tesco plc 887,666 2,906,671
Wm Morrison Supermarkets
plc 202,464 497,522
3,899,049
Food Products 0.1%
Associated British Foods plc* 32,374 938,127
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 79,145 1,666,735
Hotels, Restaurants & Leisure 0.4%
Compass Group plc* 161,787 2,899,945
Entain plc* 52,937 894,655
InterContinental Hotels
Group plc* 15,675 967,431
Whitbread plc* 18,292 694,840
5,456,871
Household Durables 0.2%
Barratt Developments plc* 94,469 825,305
Berkeley Group Holdings plc 11,692 670,027
Persimmon plc 28,741 1,002,803
Taylor Wimpey plc* 328,648 657,856
3,155,991
Household Products 0.4%
Reckitt Benckiser Group plc 63,759 5,414,719
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 246,886 1,712,262
DCC plc 9,114 688,402
Smiths Group plc 33,321 646,642
3,047,306
Insurance 0.7%
Admiral Group plc 17,244 680,561
Aviva plc 355,720 1,625,361
Direct Line Insurance Group
plc 114,270 469,031
Legal & General Group plc 540,157 1,802,867
Phoenix Group Holdings plc 45,108 416,695
Prudential plc 233,121 3,737,234
RSA Insurance Group plc 93,919 868,271
9,600,020
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S*(b) 81,858 632,125
Internet & Direct Marketing Retail 0.1%
Ocado Group plc* 44,149 1,677,888
Machinery 0.1%
CNH Industrial NV* 92,445 1,181,813
Spirax-Sarco Engineering plc 6,680 1,013,203
2,195,016
Media 0.2%
Informa plc* 136,474 932,875
Pearson plc 67,700 752,819
WPP plc 111,478 1,163,716
2,849,410
Multiline Retail 0.1%
Next plc* 12,028 1,273,010
Multi-Utilities 0.3%
National Grid plc 313,493 3,644,169
Common Stocks
Shares Value ($)
UNITED KINGDOM
Oil, Gas & Consumable Fuels 0.5%
BP plc 1,821,473 6,768,749
Paper & Forest Products 0.1%
Mondi plc 43,803 1,035,341
Personal Products 1.0%
Unilever plc 119,542 6,948,862
Unilever plc 117,238 6,833,499
Pharmaceuticals 1.4%
AstraZeneca plc 118,179 12,065,483
GlaxoSmithKline plc 450,624 8,371,284
20,436,767
Professional Services 0.6%
Experian plc 83,071 2,905,500
Intertek Group plc 14,591 1,101,939
RELX plc 174,988 4,354,004
8,361,443
Software 0.1%
AVEVA Group plc 10,557 525,588
Sage Group plc (The) 100,717 813,009
1,338,597
Specialty Retail 0.1%
JD Sports Fashion plc* 40,832 417,260
Kingfisher plc* 197,295 749,823
1,167,083
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc* 36,753 864,303
Tobacco 0.6%
British American Tobacco plc 206,343 7,510,009
Imperial Brands plc 85,717 1,725,080
9,235,089
Trading Companies & Distributors 0.2%
Ashtead Group plc 40,644 2,053,954
Bunzl plc 30,536 982,242
3,036,196
Water Utilities 0.1%
Severn Trent plc 21,436 678,574
United Utilities Group plc 57,181 721,571
1,400,145
Wireless Telecommunication Services 0.3%
Vodafone Group plc 2,431,907 4,159,202
165,921,932
UNITED STATES 0.6%
Automobiles 0.2%
Stellantis NV 99,923 1,516,932
Stellantis NV 92,898 1,410,783
Construction Materials 0.1%
James Hardie Industries plc
CHDI* 40,152 1,122,427
Energy Equipment & Services 0.0%
†
Tenaris SA 43,077 334,287
Life Sciences Tools & Services 0.1%
QIAGEN NV* 21,079 1,141,608
Software 0.0%
†
CyberArk Software Ltd.* 3,650 584,912

Nationwide International Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
UNITED STATES
Trading Companies & Distributors 0.2%
Ferguson plc 20,370 2,369,983
8,480,932
Total Common Stocks
(cost $1,042,195,817) 1,406,676,660
Rights 0.0%
†
Number of
Rights
SPAIN 0.0%
†
Construction & Engineering 0.0%
†
ACS Actividades de
Construccion y Servicios
SA, expiring 2/5/2021* 24,418 12,031
Total Rights
(cost $12,684) 12,031
Short-Term Investment 0.2%
Shares
Money Market Fund   0.2%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01% (c)(d) 2,863,846 2,863,846
Total Short-Term Investment
(cost $2,863,846) 2,863,846
Total Investments
(cost $1,045,072,347) — 100.2% 1,409,552,537
Liabilities in excess of other assets
— (0.2)% (3,210,939)
NET ASSETS — 100.0%
$ 1,406,341,598
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at January
31, 2021. The total value of securities on loan at January
31, 2021 was $9,540,592, which was collateralized by cash
used to purchase a money market fund with a total value
of $2,863,846 and by $8,943,543 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 3.13%, and maturity dates ranging from
4/8/2021 – 2/15/2049; a total value of $11,807,389.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at January 31, 2021 was
$26,281,476 which represents 1.87% of net assets.
(c) Represents 7-day effective yield as of January 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2021 was $2,863,846.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting rights,
and may have a dividend preference. Preference
shares may also have liquidation preference.
Reg. S Regulation S - Security was purchased pursuant to
Regulation S under the Securities Act of 1933, which
exempts from registration securities offered and sold
outside of the United States. Such security cannot be
sold in the United States without either an effective
registration statement filed pursuant to the Securities
Act of 1933 or pursuant to an exemption from
registration. Currently there is no restriction on trading
this security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 77 3/2021 EUR 3,249,960 (55,934)
FTSE 100 Index 23 3/2021 GBP 2,004,570 (54,113)
Nikkei 225 Index 20 3/2021 JPY 2,637,835 58,115
SPI 200 Index 9 3/2021 AUD 1,124,766 (14,709)
(66,641)
At January 31, 2021, the Fund had $868,211 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

62 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide International Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide International Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 63
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 14,636,154 $ – $ 14,636,154
Air Freight & Logistics – 8,758,464 – 8,758,464
Airlines – 1,575,865 – 1,575,865
Auto Components – 12,449,027 – 12,449,027
Automobiles 1,410,783 39,976,226 – 41,387,009
Banks – 108,328,259 – 108,328,259
Beverages 869,036 28,272,057 – 29,141,093
Biotechnology – 13,688,946 – 13,688,946
Building Products – 15,840,841 – 15,840,841
Capital Markets – 39,583,445 – 39,583,445
Chemicals – 53,044,122 – 53,044,122
Commercial Services & Supplies – 5,428,972 – 5,428,972
Communications Equipment – 5,749,026 – 5,749,026
Construction & Engineering – 10,761,625 – 10,761,625
Construction Materials – 7,849,851 – 7,849,851
Consumer Finance – 170,132 – 170,132
Containers & Packaging – 1,028,253 – 1,028,253
Diversified Financial Services 341,217 10,913,823 – 11,255,040
Diversified Telecommunication Services – 26,121,494 – 26,121,494
Electric Utilities – 32,356,171 – 32,356,171
Electrical Equipment – 30,215,925 – 30,215,925
Electronic Equipment, Instruments &
Components – 29,842,451 – 29,842,451
Energy Equipment & Services – 334,287 – 334,287
Entertainment – 12,661,643 – 12,661,643
Equity Real Estate Investment Trusts
(REITs) – 19,692,589 – 19,692,589
Food & Staples Retailing – 20,985,856 – 20,985,856
Food Products – 46,780,546 – 46,780,546
Gas Utilities – 6,036,119 – 6,036,119
Health Care Equipment & Supplies – 32,705,381 – 32,705,381
Health Care Providers & Services – 7,495,490 – 7,495,490
Health Care Technology – 3,362,165 – 3,362,165
Hotels, Restaurants & Leisure 330,002 19,513,306 – 19,843,308
Household Durables – 20,983,204 – 20,983,204
Household Products – 12,199,215 – 12,199,215
Independent Power and Renewable
Electricity Producers – 1,259,143 – 1,259,143
Industrial Conglomerates 1,439,332 16,336,966 – 17,776,298
Insurance – 69,148,233 – 69,148,233
Interactive Media & Services – 4,684,288 – 4,684,288
Internet & Direct Marketing Retail – 13,962,460 – 13,962,460
IT Services 1,237,474 24,437,204 – 25,674,678
Leisure Products – 4,055,904 – 4,055,904
Life Sciences Tools & Services – 7,606,977 – 7,606,977
Machinery – 47,144,011 – 47,144,011
Marine – 3,144,820 – 3,144,820
Media – 6,126,379 – 6,126,379
Metals & Mining – 44,428,612 – 44,428,612
Multiline Retail – 7,160,214 – 7,160,214
Multi-Utilities – 13,339,149 – 13,339,149
Oil, Gas & Consumable Fuels – 44,745,808 – 44,745,808
Paper & Forest Products – 5,139,747 – 5,139,747
Personal Products 6,948,862 22,427,331 – 29,376,193
Pharmaceuticals 1,168,293 115,338,019 – 116,506,312
Professional Services – 22,429,901 – 22,429,901
Real Estate Management & Development 418,100 23,381,450 – 23,799,550
Road & Rail – 11,686,843 – 11,686,843

64 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide International Index Fund
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ – $ 38,245,012 $ – $ 38,245,012
Software 1,886,327 21,461,132 – 23,347,459
Specialty Retail – 13,033,976 – 13,033,976
Technology Hardware, Storage &
Peripherals – 6,786,989 – 6,786,989
Textiles, Apparel & Luxury Goods – 40,477,565 – 40,477,565
Tobacco – 12,549,763 – 12,549,763
Trading Companies & Distributors – 19,559,961 – 19,559,961
Transportation Infrastructure – 6,445,581 – 6,445,581
Water Utilities – 1,400,145 – 1,400,145
Wireless Telecommunication Services – 23,342,721 – 23,342,721
Total Common Stocks $ 16,049,426 $ 1,390,627,234 $ – $ 1,406,676,660
Futures Contracts 58,115 – – 58,115
Rights 12,031 – – 12,031
Short-Term Investment 2,863,846 – – 2,863,846
Total Assets $ 18,983,418 $ 1,390,627,234 $ – $ 1,409,610,652
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (124,756) $ – $ – $ (124,756)
Total Liabilities $ (124,756) $ – $ – $ (124,756)
Total $ 18,858,662 $ 1,390,627,234 $ – $ 1,409,485,896
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended January 31, 2021, the Fund held one common stock investment that was categorized as Level 3 investment which was valued at $0.

Nationwide International Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 65
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2021:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 58,115
Total $ 58,115
Liabilities: s
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (124,756)
Total $ (124,756)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

66 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks 101.8%
Shares Value ($)
Aerospace & Defense 1.1%
Axon Enterprise, Inc.* 25,438 4,175,902
Curtiss-Wright Corp. 16,614 1,724,367
Hexcel Corp.(a) 33,466 1,461,125
Mercury Systems, Inc.* 22,413 1,592,668
8,954,062
Air Freight & Logistics 0.5%
XPO Logistics, Inc.* 36,804 4,063,530
Airlines 0.2%
JetBlue Airways Corp.* 126,166 1,809,220
Auto Components 1.6%
Adient plc* 37,792 1,220,304
Dana, Inc. 57,903 1,121,002
Fox Factory Holding Corp.* 16,852 2,016,173
Gentex Corp. 97,767 3,231,199
Goodyear Tire & Rubber Co.
(The)* 93,677 988,292
Lear Corp. 22,012 3,318,529
Visteon Corp.* 11,253 1,434,533
13,330,032
Automobiles 0.6%
Harley-Davidson, Inc.(a) 61,413 2,462,047
Thor Industries, Inc. 22,384 2,708,688
5,170,735
Banks 6.8%
Associated Banc-Corp. 61,678 1,106,503
BancorpSouth Bank 38,224 1,056,894
Bank of Hawaii Corp. 15,904 1,243,534
Bank OZK 48,443 1,800,142
Cathay General Bancorp 29,976 1,013,788
CIT Group, Inc. 39,887 1,471,830
Commerce Bancshares, Inc. 42,239 2,823,677
Cullen/Frost Bankers, Inc. 22,575 2,082,318
East West Bancorp, Inc. 56,702 3,398,718
First Financial Bankshares ,
Inc.(a) 56,803 2,151,698
First Horizon Corp. 223,615 3,106,012
FNB Corp. 128,406 1,266,083
Fulton Financial Corp. 65,607 879,134
Glacier Bancorp, Inc. 38,447 1,793,553
Hancock Whitney Corp.(a) 35,063 1,197,051
Home BancShares , Inc. 60,911 1,291,313
International Bancshares
Corp.(a) 21,982 831,139
PacWest Bancorp 47,074 1,421,164
Pinnacle Financial Partners,
Inc. 30,395 2,082,969
Prosperity Bancshares, Inc. 37,134 2,504,317
Signature Bank 21,466 3,545,969
Sterling Bancorp(a) 78,872 1,455,977
Synovus Financial Corp. 59,566 2,215,855
TCF Financial Corp. 60,967 2,369,178
Texas Capital Bancshares,
Inc.* 20,505 1,234,811
Trustmark Corp. 25,349 696,337
UMB Financial Corp. 17,558 1,246,091
Umpqua Holdings Corp. 87,945 1,276,082
United Bankshares , Inc.(a) 52,000 1,646,320
Valley National Bancorp 161,320 1,647,077
Common Stocks
Shares Value ($)
Banks
Webster Financial Corp. 36,123 1,688,750
Wintrust Financial Corp. 22,998 1,384,250
54,928,534
Beverages 0.4%
Boston Beer Co., Inc. (The),
Class A* 3,677 3,371,405
Biotechnology 1.8%
Arrowhead Pharmaceuticals,
Inc.* 41,309 3,187,816
Emergent BioSolutions , Inc.* 18,004 1,923,727
Exelixis , Inc.* 125,042 2,777,183
Halozyme Therapeutics,
Inc.*(a) 50,983 2,426,281
Ligand Pharmaceuticals,
Inc.*(a) 6,381 1,182,718
United Therapeutics Corp.* 17,798 2,915,668
14,413,393
Building Products 2.0%
Builders FirstSource , Inc.* 82,146 3,142,085
Lennox International, Inc. 13,951 3,843,361
Owens Corning 43,615 3,384,524
Simpson Manufacturing Co.,
Inc. 17,289 1,590,588
Trex Co., Inc.* 46,390 4,257,210
16,217,768
Capital Markets 2.6%
Affiliated Managers Group,
Inc. 18,200 2,005,458
Eaton Vance Corp. 45,756 3,072,058
Evercore , Inc., Class A 16,267 1,774,730
FactSet Research Systems,
Inc. 15,226 4,603,429
Federated Hermes, Inc., Class
B(a) 37,911 1,023,597
Interactive Brokers Group,
Inc., Class A 32,411 1,983,229
Janus Henderson Group plc 59,682 1,835,818
SEI Investments Co. 48,143 2,544,358
Stifel Financial Corp. 41,598 2,155,608
20,998,285
Chemicals 2.6%
Ashland Global Holdings, Inc. 22,073 1,765,619
Avient Corp. 36,604 1,406,692
Cabot Corp. 22,749 998,909
Chemours Co. (The) 66,180 1,743,181
Ingevity Corp.* 16,671 1,095,118
Minerals Technologies, Inc.(a) 13,457 829,355
NewMarket Corp. 2,923 1,146,371
Olin Corp. 56,685 1,355,338
RPM International, Inc. 52,087 4,295,615
Scotts Miracle- Gro Co. (The) 16,315 3,612,304
Sensient Technologies Corp.
(a) 16,895 1,191,604
Valvoline, Inc. 74,740 1,774,328
21,214,434
Commercial Services & Supplies 2.0%
Brink's Co. (The) 19,833 1,351,222

Nationwide Mid Cap Market Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Clean Harbors, Inc.* 20,178 1,562,988
Healthcare Services Group,
Inc. 29,812 966,505
Herman Miller, Inc. 23,266 796,861
HNI Corp. 17,415 561,808
IAA, Inc.* 54,066 3,089,331
KAR Auction Services, Inc. 51,676 953,939
MSA Safety, Inc. 14,615 2,281,694
Stericycle, Inc.* 36,663 2,400,693
Tetra Tech, Inc. 21,596 2,625,426
16,590,467
Communications Equipment 1.0%
Ciena Corp.* 62,078 3,314,344
Lumentum Holdings, Inc.* 30,400 2,851,520
NetScout Systems, Inc.* 29,581 864,801
ViaSat , Inc.* 25,822 1,124,290
8,154,955
Construction & Engineering 1.3%
AECOM* 60,489 3,030,499
Dycom Industries, Inc.*(a) 12,876 1,044,759
EMCOR Group, Inc. 22,181 1,958,582
Fluor Corp. 50,966 881,202
MasTec , Inc.* 22,453 1,732,249
Valmont Industries, Inc. 8,420 1,624,386
10,271,677
Construction Materials 0.2%
Eagle Materials, Inc. 16,734 1,841,242
Consumer Finance 0.8%
FirstCash , Inc. 16,368 963,748
LendingTree, Inc.*(a) 4,417 1,437,822
Navient Corp. 74,079 833,759
PROG Holdings, Inc. 27,233 1,284,853
SLM Corp. 151,386 2,101,237
6,621,419
Containers & Packaging 1.0%
AptarGroup, Inc. 26,025 3,460,545
Greif, Inc., Class A 10,470 472,825
O-I Glass, Inc. 63,191 798,734
Silgan Holdings, Inc. 31,421 1,144,667
Sonoco Products Co. 40,221 2,329,198
8,205,969
Diversified Consumer Services 1.2%
Adtalem Global Education,
Inc.* 20,790 802,286
Graham Holdings Co., Class B 1,622 921,474
Grand Canyon Education,
Inc.* 18,625 1,582,008
H&R Block, Inc. 73,590 1,267,956
Service Corp. International 69,308 3,495,202
Strategic Education, Inc. 9,648 852,594
WW International, Inc.* 18,603 494,096
9,415,616
Diversified Financial Services 0.2%
Jefferies Financial Group, Inc. 83,012 1,938,330
Electric Utilities 1.1%
ALLETE, Inc. 21,038 1,322,028
Common Stocks
Shares Value ($)
Electric Utilities
Hawaiian Electric Industries,
Inc. 43,755 1,446,540
IDACORP, Inc. 20,358 1,797,612
OGE Energy Corp. 80,220 2,448,314
PNM Resources, Inc. 31,621 1,534,251
8,548,745
Electrical Equipment 2.6%
Acuity Brands, Inc. 14,779 1,777,027
EnerSys 17,023 1,399,801
Generac Holdings, Inc.* 25,275 6,228,266
Hubbell, Inc. 21,732 3,381,499
nVent Electric plc 68,101 1,524,100
Regal Beloit Corp. 16,406 2,058,625
Sunrun , Inc.* 62,609 4,336,926
20,706,244
Electronic Equipment, Instruments & Components 3.2%
Arrow Electronics, Inc.* 30,310 2,959,165
Avnet, Inc. 39,235 1,385,388
Belden, Inc. 18,154 857,595
Cognex Corp. 70,066 5,754,521
Coherent, Inc.* 9,860 1,980,282
II-VI, Inc.*(a) 41,546 3,492,772
Jabil, Inc. 53,693 2,221,280
Littelfuse , Inc.(a) 9,755 2,374,074
National Instruments Corp. 52,550 2,175,570
SYNNEX Corp. 16,704 1,363,381
Vishay Intertechnology , Inc. 53,428 1,151,373
25,715,401
Energy Equipment & Services 0.1%
ChampionX Corp.* 75,585 1,155,695
Entertainment 0.2%
Cinemark Holdings, Inc.(a) 43,192 874,206
World Wrestling Entertainment,
Inc., Class A 18,905 1,064,919
1,939,125
Equity Real Estate Investment Trusts (REITs) 8.7%
American Campus
Communities, Inc. 55,067 2,266,558
Apartment Income REIT
Corp.* 59,727 2,315,616
Brixmor Property Group, Inc. 118,466 2,005,629
Camden Property Trust 39,032 3,987,119
CoreSite Realty Corp. 17,208 2,313,443
Corporate Office Properties
Trust 44,504 1,169,120
Cousins Properties, Inc. 59,413 1,873,886
CyrusOne , Inc. 48,316 3,524,652
Douglas Emmett, Inc. 66,012 1,829,193
EastGroup Properties, Inc. 15,942 2,154,402
EPR Properties 29,901 1,185,276
First Industrial Realty Trust,
Inc. 51,777 2,104,217
Healthcare Realty Trust, Inc. 54,367 1,631,554
Highwoods Properties, Inc. 41,637 1,560,971
Hudson Pacific Properties, Inc. 60,493 1,417,956
JBG SMITH Properties 44,268 1,321,842
Kilroy Realty Corp. 42,005 2,378,743
Lamar Advertising Co., Class A 34,621 2,796,684

68 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Life Storage, Inc. 29,247 2,385,970
Macerich Co. (The) 44,338 696,107
Medical Properties Trust, Inc. 227,833 4,809,555
National Retail Properties, Inc. 69,547 2,712,333
Omega Healthcare Investors,
Inc. 90,960 3,294,571
Park Hotels & Resorts, Inc. 94,239 1,571,907
Pebblebrook Hotel Trust 51,701 950,264
Physicians Realty Trust 83,974 1,480,462
PotlatchDeltic Corp. 26,639 1,272,279
PS Business Parks, Inc. 8,085 1,100,530
Rayonier, Inc. 54,708 1,682,271
Rexford Industrial Realty, Inc. 52,369 2,562,939
Sabra Health Care REIT, Inc. 83,666 1,404,752
Service Properties Trust 66,319 703,645
Spirit Realty Capital, Inc. 45,839 1,767,552
STORE Capital Corp. 94,821 2,941,347
Urban Edge Properties 43,114 594,542
Weingarten Realty Investors 48,408 1,089,664
70,857,551
Food & Staples Retailing 0.9%
BJ's Wholesale Club Holdings,
Inc.* 55,269 2,325,167
Casey's General Stores, Inc. 14,791 2,773,017
Grocery Outlet Holding Corp.* 34,375 1,467,469
Sprouts Farmers Market, Inc.* 47,447 1,074,674
7,640,327
Food Products 1.9%
Darling Ingredients, Inc.* 64,907 4,024,883
Flowers Foods, Inc. 78,453 1,801,281
Hain Celestial Group, Inc.
(The)* 33,248 1,382,618
Ingredion, Inc. 27,045 2,041,086
Lancaster Colony Corp. 7,814 1,364,168
Pilgrim's Pride Corp.* 19,444 376,825
Post Holdings, Inc.* 24,582 2,331,603
Sanderson Farms, Inc. 7,999 1,089,384
Tootsie Roll Industries, Inc.(a) 6,996 276,901
TreeHouse Foods, Inc.* 22,644 956,256
15,645,005
Gas Utilities 1.2%
National Fuel Gas Co. 36,334 1,462,807
New Jersey Resources Corp. 39,001 1,365,425
ONE Gas, Inc. 21,209 1,551,014
Southwest Gas Holdings, Inc. 22,948 1,375,962
Spire, Inc. 20,833 1,274,772
UGI Corp. 83,486 3,004,661
10,034,641
Health Care Equipment & Supplies 3.8%
Avanos Medical, Inc.* 18,904 856,351
Cantel Medical Corp.* 15,170 1,197,975
Globus Medical, Inc., Class A* 30,589 1,887,035
Haemonetics Corp.* 20,318 2,322,144
Hill-Rom Holdings, Inc. 26,948 2,588,086
ICU Medical, Inc.* 7,894 1,614,165
Integra LifeSciences Holdings
Corp.* 28,369 1,873,489
LivaNova plc* 19,258 1,211,328
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Masimo Corp.* 20,352 5,208,484
Neogen Corp.* 21,253 1,718,730
NuVasive , Inc.* 20,683 1,111,505
Penumbra, Inc.*(a) 13,597 3,550,041
Quidel Corp.* 15,426 3,871,463
STAAR Surgical Co.* 18,460 1,893,627
30,904,423
Health Care Providers & Services 3.1%
Acadia Healthcare Co., Inc.* 35,653 1,806,894
Amedisys , Inc.* 13,164 3,782,149
Chemed Corp. 6,429 3,329,579
Encompass Health Corp. 39,854 3,204,262
HealthEquity , Inc.* 30,985 2,588,797
LHC Group, Inc.* 12,660 2,522,125
Molina Healthcare, Inc.* 23,765 5,076,442
Patterson Cos., Inc.(a) 34,753 1,100,975
Tenet Healthcare Corp.* 42,661 2,016,585
25,427,808
Hotels, Restaurants & Leisure 4.2%
Boyd Gaming Corp.* 31,885 1,439,927
Caesars Entertainment, Inc.* 83,564 5,882,070
Choice Hotels International,
Inc. 11,685 1,175,978
Churchill Downs, Inc. 14,223 2,666,101
Cracker Barrel Old Country
Store, Inc. 9,629 1,302,900
Jack in the Box, Inc. 9,196 865,711
Marriott Vacations Worldwide
Corp. 16,454 2,019,893
Papa John's International, Inc. 13,258 1,356,028
Penn National Gaming, Inc.* 59,203 6,140,535
Scientific Games Corp.* 22,922 899,001
Six Flags Entertainment Corp. 30,098 1,029,352
Texas Roadhouse, Inc. 26,145 1,992,510
Wendy's Co. (The) 71,757 1,463,843
Wingstop , Inc. 11,940 1,791,597
Wyndham Destinations, Inc. 34,728 1,536,367
Wyndham Hotels & Resorts,
Inc. 37,317 2,170,730
33,732,543
Household Durables 1.6%
Helen of Troy Ltd.* 10,137 2,475,962
KB Home 35,291 1,469,517
Taylor Morrison Home Corp.* 51,922 1,348,933
Tempur Sealy International,
Inc.* 77,549 2,047,294
Toll Brothers, Inc. 45,947 2,347,892
TopBuild Corp.* 13,257 2,650,737
TRI Pointe Group, Inc.* 50,884 1,027,857
13,368,192
Household Products 0.1%
Energizer Holdings, Inc. 23,537 1,031,862
Industrial Conglomerates 0.4%
Carlisle Cos., Inc. 21,416 3,103,821
Insurance 4.2%
Alleghany Corp. 5,736 3,251,452
American Financial Group, Inc. 28,223 2,656,913

Nationwide Mid Cap Market Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
Insurance
Brighthouse Financial, Inc.* 35,910 1,269,778
Brown & Brown, Inc. 94,603 4,076,443
CNO Financial Group, Inc. 55,731 1,182,054
First American Financial Corp. 45,082 2,357,338
Genworth Financial, Inc.,
Class A* 203,318 577,423
Hanover Insurance Group, Inc.
(The) 14,830 1,667,930
Kemper Corp. 24,611 1,731,384
Kinsale Capital Group, Inc. 8,544 1,602,513
Mercury General Corp. 10,494 556,287
Old Republic International
Corp. 113,082 2,046,784
Primerica, Inc. 15,657 2,181,177
Reinsurance Group of
America, Inc. 27,226 2,860,091
RenaissanceRe Holdings Ltd. 20,378 3,065,666
RLI Corp. 16,036 1,551,964
Selective Insurance Group,
Inc. 23,970 1,557,571
34,192,768
Interactive Media & Services 0.3%
TripAdvisor, Inc.* 38,616 1,195,938
Yelp, Inc.* 28,202 919,103
2,115,041
Internet & Direct Marketing Retail 0.4%
Grubhub , Inc.* 37,324 2,809,377
IT Services 2.4%
Alliance Data Systems Corp. 18,976 1,283,726
CACI International, Inc., Class
A* 10,154 2,449,348
Concentrix Corp.* 16,470 1,760,972
KBR, Inc. 57,051 1,657,332
LiveRamp Holdings, Inc.* 26,719 2,022,895
MAXIMUS, Inc. 24,789 1,860,662
Perspecta , Inc. 54,261 1,570,856
Sabre Corp. 127,293 1,372,219
Science Applications
International Corp. 23,310 2,238,459
WEX, Inc.*(a) 17,671 3,332,751
19,549,220
Leisure Products 1.2%
Brunswick Corp. 31,405 2,715,276
Mattel, Inc.* 140,264 2,541,584
Polaris, Inc. 23,361 2,725,528
YETI Holdings, Inc.* 29,971 1,972,691
9,955,079
Life Sciences Tools & Services 2.6%
Bio- Techne Corp. 15,530 5,045,852
Charles River Laboratories
International, Inc.* 20,011 5,183,850
Medpace Holdings, Inc.* 11,085 1,471,977
PRA Health Sciences, Inc.* 25,839 3,184,399
Repligen Corp.* 20,193 4,038,600
Syneos Health, Inc.* 30,412 2,261,132
21,185,810
Common Stocks
Shares Value ($)
Machinery 4.9%
AGCO Corp. 24,612 2,729,471
Colfax Corp.* 40,329 1,497,012
Crane Co. 20,004 1,513,903
Donaldson Co., Inc. 50,547 3,004,513
Graco , Inc. 67,220 4,634,147
ITT, Inc. 34,625 2,586,834
Kennametal, Inc. 32,968 1,248,828
Lincoln Electric Holdings, Inc. 23,998 2,747,771
Middleby Corp. (The)* 22,289 3,025,063
Nordson Corp. 21,630 3,871,554
Oshkosh Corp. 27,508 2,519,458
Terex Corp. 27,686 990,051
Timken Co. (The) 27,358 2,069,906
Toro Co. (The) 43,000 4,052,750
Trinity Industries, Inc. 33,895 942,620
Woodward, Inc. 23,462 2,626,571
40,060,452
Marine 0.2%
Kirby Corp.* 23,793 1,207,733
Media 1.2%
Cable One, Inc. 2,183 4,366,000
John Wiley & Sons, Inc., Class
A 17,443 795,575
New York Times Co. (The),
Class A 58,352 2,893,676
TEGNA, Inc. 88,795 1,423,384
9,478,635
Metals & Mining 1.6%
Commercial Metals Co. 48,051 946,124
Compass Minerals
International, Inc. 13,502 786,627
Reliance Steel & Aluminum
Co. 25,552 2,966,076
Royal Gold, Inc. 26,286 2,809,448
Steel Dynamics, Inc. 80,090 2,744,684
United States Steel Corp.(a) 88,048 1,563,733
Worthington Industries, Inc. 14,195 742,966
12,559,658
Multiline Retail 0.8%
Kohl's Corp. 63,230 2,785,914
Nordstrom, Inc.(a) 43,839 1,554,092
Ollie's Bargain Outlet
Holdings, Inc.* 22,986 2,177,464
6,517,470
Multi-Utilities 0.6%
Black Hills Corp. 24,922 1,473,389
MDU Resources Group, Inc. 80,220 2,108,984
NorthWestern Corp. 20,511 1,117,234
4,699,607
Oil, Gas & Consumable Fuels 1.0%
Antero Midstream Corp. 115,401 934,748
Cimarex Energy Co. 40,851 1,723,095
CNX Resources Corp.* 89,999 1,140,287
EQT Corp. 109,452 1,785,162
Equitrans Midstream Corp. 162,361 1,079,701
Murphy Oil Corp. 59,031 730,214

70 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
World Fuel Services Corp. 25,494 779,861
8,173,068
Paper & Forest Products 0.3%
Domtar Corp. 22,246 666,712
Louisiana-Pacific Corp. 43,863 1,667,233
2,333,945
Personal Products 0.3%
Coty, Inc., Class A 114,304 728,116
Edgewell Personal Care Co. 22,022 735,535
Nu Skin Enterprises, Inc.,
Class A 20,594 1,191,775
2,655,426
Pharmaceuticals 0.6%
Jazz Pharmaceuticals plc* 22,387 3,481,178
Nektar Therapeutics* 72,350 1,425,295
4,906,473
Professional Services 1.1%
ASGN, Inc.* 21,180 1,756,034
CoreLogic , Inc. 31,206 2,349,500
FTI Consulting, Inc.* 14,308 1,573,451
Insperity , Inc. 14,179 1,112,909
ManpowerGroup , Inc. 22,978 2,032,174
8,824,068
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.* 20,584 3,009,587
Road & Rail 0.9%
Avis Budget Group, Inc.* 20,549 849,496
Knight-Swift Transportation
Holdings, Inc. 50,251 2,010,040
Landstar System, Inc. 15,364 2,141,742
Ryder System, Inc. 21,802 1,364,587
Werner Enterprises, Inc. 22,992 902,206
7,268,071
Semiconductors & Semiconductor Equipment 4.8%
Brooks Automation, Inc. 29,831 2,259,997
Cirrus Logic, Inc.* 23,311 2,184,008
CMC Materials, Inc. 11,557 1,702,462
Cree, Inc.* 44,270 4,474,812
First Solar, Inc.* 33,973 3,368,423
MKS Instruments, Inc. 22,092 3,492,082
Monolithic Power Systems,
Inc. 17,008 6,042,772
Semtech Corp.* 25,994 1,844,274
Silicon Laboratories, Inc.* 17,529 2,299,279
SolarEdge Technologies, Inc.* 20,547 5,924,316
Synaptics , Inc.* 14,011 1,390,171
Universal Display Corp. 17,177 3,964,795
38,947,391
Software 4.4%
ACI Worldwide, Inc.* 46,644 1,790,663
Blackbaud , Inc. 20,086 1,335,518
CDK Global, Inc. 48,708 2,430,529
Ceridian HCM Holding, Inc.* 52,278 4,857,149
CommVault Systems, Inc.* 19,053 1,196,147
Fair Isaac Corp.* 11,675 5,255,034
InterDigital , Inc. 12,165 781,115
Common Stocks
Shares Value ($)
Software
J2 Global, Inc.* 17,195 1,764,895
Manhattan Associates, Inc.* 25,457 2,882,496
Paylocity Holding Corp.* 15,017 2,815,087
PTC, Inc.* 42,126 5,598,967
Qualys , Inc.* 13,395 1,854,806
SailPoint Technologies
Holdings, Inc.* 36,541 2,021,083
Teradata Corp.* 43,516 1,170,580
35,754,069
Specialty Retail 2.8%
American Eagle Outfitters, Inc. 59,854 1,358,087
AutoNation, Inc.* 23,552 1,678,786
Dick's Sporting Goods, Inc. 26,576 1,780,858
Five Below, Inc.* 22,379 3,932,662
Foot Locker, Inc. 41,495 1,818,311
Lithia Motors, Inc., Class A 10,481 3,340,085
Murphy USA, Inc. 10,653 1,327,044
Restoration Hardware
Holdings, Inc.* 6,263 2,977,180
Urban Outfitters, Inc.* 27,991 767,793
Williams-Sonoma, Inc. 30,728 3,961,454
22,942,260
Technology Hardware, Storage & Peripherals 0.2%
NCR Corp.* 51,879 1,730,683
Textiles, Apparel & Luxury Goods 1.3%
Capri Holdings Ltd.* 61,016 2,541,927
Carter's, Inc. 17,487 1,539,555
Columbia Sportswear Co. 12,312 1,076,807
Deckers Outdoor Corp.* 11,312 3,302,878
Skechers USA, Inc., Class A* 54,477 1,878,367
10,339,534
Thrifts & Mortgage Finance 0.8%
Essent Group Ltd. 44,984 1,881,681
MGIC Investment Corp. 135,399 1,586,876
New York Community
Bancorp, Inc. 185,916 1,944,682
Washington Federal, Inc. 29,957 784,274
6,197,513
Trading Companies & Distributors 0.9%
GATX Corp. 14,093 1,307,831
MSC Industrial Direct Co., Inc.,
Class A 18,469 1,432,640
Univar Solutions, Inc.* 67,421 1,253,356
Watsco , Inc. 13,154 3,137,098
7,130,925
Water Utilities 0.5%
Essential Utilities, Inc. 89,405 4,139,451
Wireless Telecommunication Services 0.1%
Telephone and Data Systems,
Inc. 39,875 747,656
Total Common Stocks
(cost $582,334,196) 826,753,426

Nationwide Mid Cap Market Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 71
Short-Term Investment 1.2%
Shares Value ($)
Money Market Fund 1.2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 9,928,206 9,928,206
Total Short-Term Investment
(cost $9,928,206) 9,928,206
Total Investments
(cost $592,262,402) — 103.0% 836,681,632
Liabilities in excess of other assets — (3.0)% (24,367,956)
NET ASSETS — 100.0%
$ 812,313,676
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at January
31, 2021. The total value of securities on loan at January
31, 2021 was $13,547,400, which was collateralized by
cash used to purchase a money market fund with a total
value of $9,928,206 and by $4,357,619 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 3.13%, and maturity dates ranging from
4/8 /2021 – 2/15/2049; a total value of $14,285,825.
(b) Represents 7-day effective yield as of January 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2021 was $9,928,206.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 46 3/2021 USD 10,744,220 (414,763)
(414,763)
At January 31, 2021, the Fund had $654,800 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

72 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Mid Cap Market Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Mid Cap Market Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 73
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2021:
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 826,753,426 $ – $ – $ 826,753,426
Short-Term Investment 9,928,206 – – 9,928,206
Total Assets $ 836,681,632 $ – $ – $ 836,681,632
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (414,763) $ – $ – $ (414,763)
Total Liabilities $ (414,763) $ – $ – $ (414,763)
Total $ 836,266,869 $ – $ – $ 836,266,869
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (414,763)
Total $ (414,763)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

74 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks 99.5%
Shares Value ($)
Aerospace & Defense 1.5%
Boeing Co. (The) 19,717 3,828,844
General Dynamics Corp. 8,576 1,257,928
Howmet Aerospace, Inc. 13,953 342,965
Huntington Ingalls Industries,
Inc. 1,538 241,974
L3Harris Technologies, Inc. 7,879 1,351,327
Lockheed Martin Corp. 9,119 2,934,677
Northrop Grumman Corp. 5,754 1,649,154
Raytheon Technologies Corp. 56,429 3,765,507
Teledyne Technologies, Inc.* 1,341 478,750
Textron, Inc. 8,793 397,971
TransDigm Group, Inc.* 2,023 1,119,285
17,368,382
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. 5,185 443,629
Expeditors International of
Washington, Inc. 6,156 551,085
FedEx Corp. 9,006 2,119,472
United Parcel Service, Inc.,
Class B 26,575 4,119,125
7,233,311
Airlines 0.2%
Alaska Air Group, Inc. 4,421 215,877
American Airlines Group, Inc.
(a) 22,904 393,262
Delta Air Lines, Inc. 23,501 892,098
Southwest Airlines Co. 22,167 974,018
United Airlines Holdings, Inc.* 10,840 433,492
2,908,747
Auto Components 0.1%
Aptiv plc 10,209 1,363,923
BorgWarner, Inc. 8,570 359,854
1,723,777
Automobiles 2.2%
Ford Motor Co.* 144,082 1,517,184
General Motors Co. 46,859 2,374,814
Tesla, Inc.* 28,176 22,358,501
26,250,499
Banks 3.9%
Bank of America Corp. 282,858 8,386,740
Citigroup, Inc. 77,357 4,485,932
Citizens Financial Group, Inc. 15,593 568,209
Comerica, Inc. 5,240 299,728
Fifth Third Bancorp 26,417 764,244
First Republic Bank 6,428 931,996
Huntington Bancshares, Inc. 37,045 489,920
JPMorgan Chase & Co. 113,259 14,573,036
KeyCorp 35,693 601,784
M&T Bank Corp. 4,684 620,489
People's United Financial, Inc. 16,505 225,458
PNC Financial Services
Group, Inc. (The) 15,833 2,272,352
Regions Financial Corp. 35,455 603,090
SVB Financial Group* 1,925 842,727
Truist Financial Corp. 50,292 2,413,010
US Bancorp 51,144 2,191,520
Wells Fargo & Co. 153,621 4,590,195
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 6,111 269,740
45,130,170
Beverages 1.5%
Brown-Forman Corp., Class B 6,608 473,596
Coca-Cola Co. (The) 143,708 6,919,540
Constellation Brands, Inc.,
Class A 6,360 1,341,515
Molson Coors Beverage Co.,
Class B 6,770 339,583
Monster Beverage Corp.* 13,564 1,177,762
PepsiCo, Inc. 51,348 7,012,596
17,264,592
Biotechnology 1.9%
AbbVie, Inc. 65,598 6,722,483
Alexion Pharmaceuticals, Inc.* 8,230 1,261,906
Amgen, Inc. 21,631 5,222,372
Biogen, Inc.* 5,771 1,630,942
Gilead Sciences, Inc. 46,288 3,036,493
Incyte Corp.* 6,817 611,826
Regeneron Pharmaceuticals,
Inc.* 3,888 1,958,930
Vertex Pharmaceuticals, Inc.* 9,712 2,224,825
22,669,777
Building Products 0.5%
A O Smith Corp. 5,146 279,428
Allegion plc 3,266 349,495
Carrier Global Corp. 30,707 1,182,219
Fortune Brands Home &
Security, Inc. 5,028 433,665
Johnson Controls International
plc 27,147 1,352,464
Masco Corp. 9,413 511,220
Trane Technologies plc 9,066 1,299,611
5,408,102
Capital Markets 2.7%
Ameriprise Financial, Inc. 4,308 852,424
Bank of New York Mellon
Corp. (The) 30,809 1,227,122
BlackRock, Inc. 5,269 3,694,939
Cboe Global Markets, Inc. 3,840 352,243
Charles Schwab Corp. (The) 55,425 2,856,604
CME Group, Inc. 13,390 2,433,499
Franklin Resources, Inc. 10,219 268,658
Goldman Sachs Group, Inc.
(The) 12,748 3,456,875
Intercontinental Exchange, Inc. 20,941 2,310,839
Invesco Ltd. 14,630 301,232
MarketAxess Holdings, Inc. 1,411 763,012
Moody's Corp. 5,987 1,594,099
Morgan Stanley 53,013 3,554,522
MSCI, Inc. 3,079 1,217,129
Nasdaq, Inc. 4,193 567,187
Northern Trust Corp. 7,700 686,763
Raymond James Financial,
Inc. 4,643 463,975
S&P Global, Inc. 8,910 2,824,470
State Street Corp. 13,109 917,630

Nationwide S&P 500 Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 8,356 1,307,547
31,650,769
Chemicals 1.8%
Air Products & Chemicals, Inc. 8,236 2,197,035
Albemarle Corp. 3,998 650,315
Celanese Corp. 4,329 528,787
CF Industries Holdings, Inc. 8,169 338,033
Corteva , Inc. 27,297 1,088,058
Dow, Inc. 27,423 1,423,254
DuPont de Nemours, Inc.(a) 27,279 2,167,317
Eastman Chemical Co. 4,926 484,472
Ecolab, Inc. 9,247 1,891,104
FMC Corp. 4,729 512,103
International Flavors &
Fragrances, Inc.(a) 3,893 437,495
Linde plc 19,502 4,785,791
LyondellBasell Industries NV,
Class A 9,553 819,265
Mosaic Co. (The) 13,288 344,957
PPG Industries, Inc. 8,687 1,170,226
Sherwin-Williams Co. (The) 3,055 2,113,449
20,951,661
Commercial Services & Supplies 0.4%
Cintas Corp. 3,279 1,043,115
Copart , Inc.* 7,721 847,380
Republic Services, Inc. 7,743 700,896
Rollins, Inc. 8,556 308,187
Waste Management, Inc. 14,421 1,605,346
4,504,924
Communications Equipment 0.8%
Arista Networks, Inc.* 1,993 612,967
Cisco Systems, Inc. 157,003 6,999,194
F5 Networks, Inc.* 2,420 474,199
Juniper Networks, Inc. 11,452 279,658
Motorola Solutions, Inc. 6,391 1,070,812
9,436,830
Construction & Engineering 0.1%
Jacobs Engineering Group,
Inc. 4,644 468,858
Quanta Services, Inc. 5,160 363,625
832,483
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,295 659,606
Vulcan Materials Co. 4,843 722,285
1,381,891
Consumer Finance 0.5%
American Express Co. 24,408 2,837,674
Capital One Financial Corp. 16,917 1,763,766
Discover Financial Services 11,388 951,354
Synchrony Financial 19,696 662,770
6,215,564
Containers & Packaging 0.3%
Amcor plc 57,946 633,929
Avery Dennison Corp. 3,028 456,835
Ball Corp. 12,316 1,084,054
International Paper Co. 14,823 745,745
Packaging Corp. of America 3,588 482,443
Common Stocks
Shares Value ($)
Containers & Packaging
Sealed Air Corp. 6,049 255,691
Westrock Co. 9,821 406,884
4,065,581
Distributors 0.1%
Genuine Parts Co. 5,260 493,809
LKQ Corp.* 10,808 379,253
Pool Corp. 1,456 515,686
1,388,748
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc.,
Class B* 72,310 16,477,280
Diversified Telecommunication Services 1.4%
AT&T, Inc. 264,774 7,580,480
Lumen Technologies, Inc. 35,049 433,907
Verizon Communications, Inc. 153,755 8,418,086
16,432,473
Electric Utilities 1.8%
Alliant Energy Corp. 9,032 439,407
American Electric Power Co.,
Inc. 18,377 1,486,883
Duke Energy Corp. 27,475 2,582,650
Edison International 14,064 817,962
Entergy Corp. 7,423 707,635
Evergy , Inc. 8,174 439,189
Eversource Energy 12,912 1,129,800
Exelon Corp. 36,091 1,499,942
FirstEnergy Corp. 19,950 613,662
NextEra Energy, Inc. 72,791 5,886,608
NRG Energy, Inc. 9,486 392,815
Pinnacle West Capital Corp. 4,225 317,931
PPL Corp. 28,567 790,449
Southern Co. (The) 39,426 2,322,980
Xcel Energy, Inc. 19,368 1,239,358
20,667,271
Electrical Equipment 0.5%
AMETEK, Inc. 8,630 977,434
Eaton Corp. plc 14,853 1,748,198
Emerson Electric Co. 22,209 1,762,284
Rockwell Automation, Inc. 4,366 1,085,082
5,572,998
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A 11,032 1,377,676
CDW Corp. 5,233 688,977
Corning, Inc. 28,598 1,025,810
FLIR Systems, Inc. 5,170 269,098
IPG Photonics Corp.* 1,386 309,674
Keysight Technologies, Inc.* 6,957 985,042
TE Connectivity Ltd. 12,203 1,469,241
Trimble, Inc.* 9,290 612,304
Vontier Corp.* 4,378 141,979
Zebra Technologies Corp.,
Class A* 1,981 768,291
7,648,092
Energy Equipment & Services 0.2%
Baker Hughes Co. 25,199 506,248
Halliburton Co. 32,657 575,743
NOV, Inc. 15,087 186,777

76 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 52,431 1,164,492
TechnipFMC plc 16,385 175,156
2,608,416
Entertainment 2.2%
Activision Blizzard, Inc. 28,832 2,623,712
Electronic Arts, Inc. 10,688 1,530,522
Live Nation Entertainment,
Inc.* 5,201 345,606
Netflix, Inc.* 16,415 8,739,182
Take-Two Interactive Software,
Inc.* 4,269 855,721
Walt Disney Co. (The)* 67,270 11,312,796
25,407,539
Equity Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate
Equities, Inc. 4,559 761,855
American Tower Corp. 16,480 3,746,893
AvalonBay Communities, Inc. 5,256 860,250
Boston Properties, Inc. 5,277 481,632
Crown Castle International
Corp. 16,174 2,575,871
Digital Realty Trust, Inc. 10,506 1,512,339
Duke Realty Corp. 13,436 531,528
Equinix , Inc. 3,305 2,445,568
Equity Residential 12,678 781,472
Essex Property Trust, Inc. 2,473 592,556
Extra Space Storage, Inc. 4,744 539,820
Federal Realty Investment
Trust 2,675 234,223
Healthpeak Properties, Inc. 19,749 585,558
Host Hotels & Resorts, Inc. 27,199 368,546
Iron Mountain, Inc. 11,196 376,969
Kimco Realty Corp. 16,805 277,451
Mid-America Apartment
Communities, Inc. 4,160 552,240
Prologis, Inc. 27,629 2,851,313
Public Storage 5,600 1,274,672
Realty Income Corp. 12,840 758,330
Regency Centers Corp. 5,391 254,347
SBA Communications Corp. 4,096 1,100,472
Simon Property Group, Inc. 12,296 1,142,667
SL Green Realty Corp. 2,889 194,950
UDR, Inc. 10,454 401,956
Ventas, Inc. 13,775 634,614
Vornado Realty Trust 5,479 217,845
Welltower , Inc. 15,677 950,026
Weyerhaeuser Co. 27,734 865,023
27,870,986
Food & Staples Retailing 1.4%
Costco Wholesale Corp. 16,394 5,777,737
Kroger Co. (The) 29,032 1,001,604
Sysco Corp. 18,790 1,343,673
Walgreens Boots Alliance, Inc. 27,114 1,362,479
Walmart, Inc. 51,511 7,236,780
16,722,273
Food Products 1.0%
Archer-Daniels-Midland Co. 20,896 1,045,009
Campbell Soup Co. 7,804 375,450
Common Stocks
Shares Value ($)
Food Products
Conagra Brands, Inc. 17,999 622,765
General Mills, Inc. 22,546 1,309,923
Hershey Co. (The) 5,511 801,520
Hormel Foods Corp. 10,716 502,152
J M Smucker Co. (The) 4,206 489,620
Kellogg Co. 9,426 555,568
Kraft Heinz Co. (The) 24,163 809,702
Lamb Weston Holdings, Inc. 5,188 387,544
McCormick & Co., Inc.
(Non-Voting) 9,186 822,514
Mondelez International, Inc.,
Class A 53,490 2,965,486
Tyson Foods, Inc., Class A 10,892 700,465
11,387,718
Gas Utilities 0.0%
†
Atmos Energy Corp. 4,793 426,577
Health Care Equipment & Supplies 3.8%
Abbott Laboratories 65,854 8,138,896
ABIOMED, Inc.* 1,626 566,255
Align Technology, Inc.* 2,648 1,391,206
Baxter International, Inc. 19,174 1,473,138
Becton Dickinson and Co. 10,835 2,836,495
Boston Scientific Corp.* 53,178 1,884,628
Cooper Cos., Inc. (The) 1,806 657,456
Danaher Corp. 23,491 5,587,099
Dentsply Sirona, Inc. 7,840 419,362
DexCom , Inc.* 3,528 1,322,471
Edwards Lifesciences Corp.* 23,138 1,910,736
Hologic , Inc.* 9,549 761,342
IDEXX Laboratories, Inc.* 3,151 1,508,321
Intuitive Surgical, Inc.* 4,386 3,279,149
Medtronic plc 50,013 5,567,947
ResMed , Inc. 5,440 1,096,541
STERIS plc 3,105 580,977
Stryker Corp. 12,227 2,702,289
Teleflex, Inc. 1,718 648,768
Varian Medical Systems, Inc.* 3,340 586,404
West Pharmaceutical
Services, Inc. 2,869 859,237
Zimmer Biomet Holdings, Inc. 7,702 1,183,566
44,962,283
Health Care Providers & Services 2.6%
AmerisourceBergen Corp. 5,756 599,775
Anthem, Inc. 9,212 2,735,780
Cardinal Health, Inc. 11,100 596,403
Centene Corp.* 21,367 1,288,430
Cigna Corp. 13,548 2,940,593
CVS Health Corp. 48,551 3,478,679
DaVita, Inc.* 2,612 306,570
HCA Healthcare, Inc. 9,768 1,587,105
Henry Schein, Inc.* 5,039 331,818
Humana, Inc. 4,921 1,885,284
Laboratory Corp. of America
Holdings* 3,559 814,691
McKesson Corp. 5,911 1,031,292
Quest Diagnostics, Inc. 4,930 636,710
UnitedHealth Group, Inc. 35,254 11,760,029

Nationwide S&P 500 Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Health Care Providers & Services
Universal Health Services,
Inc., Class B 2,761 344,242
30,337,401
Health Care Technology 0.1%
Cerner Corp. 11,392 912,613
Hotels, Restaurants & Leisure 1.6%
Carnival Corp. 27,889 520,688
Chipotle Mexican Grill, Inc.* 1,033 1,528,840
Darden Restaurants, Inc. 4,702 549,617
Domino's Pizza, Inc. 1,420 526,479
Hilton Worldwide Holdings,
Inc. 10,381 1,052,530
Las Vegas Sands Corp. 12,758 613,532
Marriott International, Inc.,
Class A 9,804 1,140,303
McDonald's Corp. 27,685 5,754,050
MGM Resorts International 14,770 421,831
Norwegian Cruise Line
Holdings Ltd.*(a) 11,915 269,875
Royal Caribbean Cruises Ltd. 6,898 448,370
Starbucks Corp. 43,940 4,253,831
Wynn Resorts Ltd. 3,464 344,772
Yum! Brands, Inc. 11,385 1,155,464
18,580,182
Household Durables 0.4%
DR Horton, Inc. 12,366 949,709
Garmin Ltd. 5,440 624,838
Leggett & Platt, Inc. 5,144 210,904
Lennar Corp., Class A 10,197 847,881
Mohawk Industries, Inc.* 2,324 333,726
Newell Brands, Inc. 13,914 334,214
NVR, Inc.* 128 569,150
PulteGroup, Inc. 10,168 442,308
Whirlpool Corp. 2,381 440,699
4,753,429
Household Products 1.5%
Church & Dwight Co., Inc. 9,204 777,094
Clorox Co. (The) 4,684 981,110
Colgate-Palmolive Co. 32,061 2,500,758
Kimberly-Clark Corp. 12,659 1,672,254
Procter & Gamble Co. (The) 92,132 11,812,244
17,743,460
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 23,955 584,262
Industrial Conglomerates 1.2%
3M Co. 21,417 3,762,110
General Electric Co. 325,120 3,472,282
Honeywell International, Inc. 26,072 5,093,687
Roper Technologies, Inc. 3,883 1,525,669
13,853,748
Insurance 1.8%
Aflac, Inc. 24,498 1,106,820
Allstate Corp. (The) 11,403 1,222,173
American International Group,
Inc. 31,640 1,184,602
Aon plc, Class A 8,407 1,707,462
Common Stocks
Shares Value ($)
Insurance
Arthur J Gallagher & Co. 7,146 824,720
Assurant, Inc. 2,298 311,310
Chubb Ltd. 16,869 2,457,307
Cincinnati Financial Corp. 5,815 488,983
Everest Re Group Ltd. 1,399 295,301
Globe Life, Inc. 3,561 321,879
Hartford Financial Services
Group, Inc. (The) 13,208 634,248
Lincoln National Corp. 6,589 299,734
Loews Corp. 8,472 383,697
Marsh & McLennan Cos., Inc. 18,885 2,075,650
MetLife, Inc. 28,464 1,370,542
Principal Financial Group, Inc. 9,564 471,218
Progressive Corp. (The) 21,810 1,901,614
Prudential Financial, Inc. 14,908 1,166,998
Travelers Cos., Inc. (The) 9,329 1,271,543
Unum Group 6,757 156,965
W R Berkley Corp. 4,932 306,474
Willis Towers Watson plc 4,838 981,824
20,941,064
Interactive Media & Services 5.5%
Alphabet, Inc., Class A* 11,171 20,413,438
Alphabet, Inc., Class C* 10,786 19,800,292
Facebook, Inc., Class A* 89,322 23,074,552
Twitter, Inc.* 29,326 1,481,843
64,770,125
Internet & Direct Marketing Retail 4.8%
Amazon.com, Inc.* 15,847 50,808,651
Booking Holdings, Inc.* 1,517 2,949,549
eBay, Inc. 24,411 1,379,466
Etsy, Inc.* 4,728 941,298
Expedia Group, Inc. 4,995 619,879
56,698,843
IT Services 5.1%
Accenture plc, Class A 23,541 5,695,039
Akamai Technologies, Inc.* 5,985 664,514
Automatic Data Processing,
Inc. 15,884 2,622,766
Broadridge Financial
Solutions, Inc. 4,223 596,752
Cognizant Technology
Solutions Corp., Class A 20,049 1,562,820
DXC Technology Co. 9,792 276,134
Fidelity National Information
Services, Inc. 23,226 2,867,482
Fiserv, Inc.* 20,745 2,130,304
FleetCor Technologies, Inc.* 3,145 763,449
Gartner, Inc.* 3,245 492,948
Global Payments, Inc. 11,153 1,968,728
International Business
Machines Corp. 33,108 3,943,494
Jack Henry & Associates, Inc. 2,757 399,186
Leidos Holdings, Inc. 4,860 515,452
Mastercard , Inc., Class A 32,688 10,338,887
Paychex, Inc. 11,888 1,038,060
PayPal Holdings, Inc.* 43,535 10,200,686
VeriSign, Inc.* 3,731 724,075
Visa, Inc., Class A 63,005 12,175,716

78 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
IT Services
Western Union Co. (The) 14,414 321,000
59,297,492
Leisure Products 0.0%
†
Hasbro, Inc. 4,545 426,412
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc. 11,379 1,367,415
Bio-Rad Laboratories, Inc.,
Class A* 771 442,377
Illumina, Inc.* 5,430 2,315,569
IQVIA Holdings, Inc.* 7,224 1,284,427
Mettler -Toledo International,
Inc.* 900 1,051,290
PerkinElmer, Inc. 4,131 607,546
Thermo Fisher Scientific, Inc. 14,726 7,505,842
Waters Corp.* 2,255 596,831
15,171,297
Machinery 1.7%
Caterpillar, Inc. 20,120 3,678,741
Cummins, Inc. 5,580 1,308,064
Deere & Co. 11,606 3,351,813
Dover Corp. 5,455 635,453
Flowserve Corp. 5,432 193,162
Fortive Corp. 12,529 827,916
IDEX Corp. 2,755 512,954
Illinois Tool Works, Inc. 10,725 2,082,902
Ingersoll Rand, Inc.* 13,473 563,710
Otis Worldwide Corp. 15,276 987,593
PACCAR, Inc. 13,046 1,190,056
Parker-Hannifin Corp. 4,739 1,253,987
Pentair plc 6,313 343,806
Snap-on, Inc. 1,923 346,121
Stanley Black & Decker, Inc. 6,007 1,042,154
Westinghouse Air Brake
Technologies Corp. 6,482 481,029
Xylem, Inc. 6,641 641,454
19,440,915
Media 1.3%
Charter Communications, Inc.,
Class A*(a) 5,417 3,291,153
Comcast Corp., Class A 169,650 8,409,550
Discovery, Inc., Class A*(a) 6,174 255,727
Discovery, Inc., Class C* 10,648 373,000
DISH Network Corp., Class A* 9,359 271,598
Fox Corp., Class A 11,899 371,011
Fox Corp., Class B 6,087 181,940
Interpublic Group of Cos., Inc.
(The) 14,750 355,033
News Corp., Class A 15,115 293,231
News Corp., Class B 4,732 89,340
Omnicom Group, Inc. 7,805 486,876
ViacomCBS , Inc. 20,932 1,015,202
15,393,661
Metals & Mining 0.3%
Freeport-McMoRan, Inc.* 53,563 1,441,380
Newmont Corp. 29,824 1,777,511
Nucor Corp. 11,111 541,439
3,760,330
Common Stocks
Shares Value ($)
Multiline Retail 0.5%
Dollar General Corp. 9,188 1,788,077
Dollar Tree, Inc.* 8,823 896,946
Target Corp. 18,555 3,361,609
6,046,632
Multi-Utilities 0.8%
Ameren Corp. 9,155 665,752
CenterPoint Energy, Inc. 20,627 435,023
CMS Energy Corp. 10,541 599,572
Consolidated Edison, Inc. 12,523 886,378
Dominion Energy, Inc. 30,593 2,229,924
DTE Energy Co. 7,192 853,834
NiSource, Inc. 13,375 296,256
Public Service Enterprise
Group, Inc. 19,040 1,074,427
Sempra Energy 10,688 1,322,747
WEC Energy Group, Inc. 11,881 1,056,221
9,420,134
Oil, Gas & Consumable Fuels 2.2%
Apache Corp. 13,396 191,295
Cabot Oil & Gas Corp. 15,487 283,877
Chevron Corp. 71,527 6,094,100
ConocoPhillips 50,144 2,007,264
Devon Energy Corp. 22,640 372,654
Diamondback Energy, Inc. 5,675 321,716
EOG Resources, Inc. 21,596 1,100,532
Exxon Mobil Corp. 157,104 7,044,543
Hess Corp. 10,178 549,409
HollyFrontier Corp. 5,792 164,840
Kinder Morgan, Inc. 73,297 1,032,022
Marathon Oil Corp. 30,674 222,080
Marathon Petroleum Corp. 24,478 1,056,471
Occidental Petroleum Corp. 30,485 611,529
ONEOK, Inc. 16,482 656,478
Phillips 66 15,957 1,081,885
Pioneer Natural Resources
Co. 7,589 917,510
Valero Energy Corp. 15,259 861,065
Williams Cos., Inc. (The) 45,201 959,617
25,528,887
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 8,404 1,988,807
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co. 83,963 5,157,847
Catalent , Inc.* 6,034 694,212
Eli Lilly & Co. 29,501 6,135,323
Johnson & Johnson 97,815 15,956,561
Merck & Co., Inc. 94,006 7,245,043
Perrigo Co. plc 5,303 226,438
Pfizer, Inc. 206,528 7,414,355
Viatris , Inc.* 46,469 789,508
Zoetis, Inc. 17,565 2,709,401
46,328,688
Professional Services 0.3%
Equifax, Inc. 4,535 803,194
IHS Markit Ltd.(a) 13,707 1,193,606
Nielsen Holdings plc 13,631 304,380
Robert Half International, Inc. 3,944 266,220

Nationwide S&P 500 Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Professional Services
Verisk Analytics, Inc. 6,131 1,125,038
3,692,438
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 12,332 752,005
Road & Rail 1.0%
CSX Corp. 28,589 2,451,650
JB Hunt Transport Services,
Inc. 2,981 401,421
Kansas City Southern 3,478 704,886
Norfolk Southern Corp. 9,358 2,214,290
Old Dominion Freight Line, Inc. 3,568 692,192
Union Pacific Corp. 25,038 4,944,254
11,408,693
Semiconductors & Semiconductor Equipment 5.4%
Advanced Micro Devices, Inc.* 44,688 3,827,080
Analog Devices, Inc. 13,754 2,026,377
Applied Materials, Inc. 34,195 3,305,973
Broadcom, Inc. 15,030 6,771,015
Enphase Energy, Inc.* 4,693 855,768
Intel Corp. 152,265 8,452,230
KLA Corp. 5,753 1,611,243
Lam Research Corp. 5,327 2,578,002
Maxim Integrated Products,
Inc. 9,932 871,136
Microchip Technology, Inc. 9,557 1,300,803
Micron Technology, Inc.* 41,600 3,256,032
NVIDIA Corp. 23,000 11,950,570
Qorvo , Inc.* 4,218 720,772
QUALCOMM, Inc. 42,023 6,567,354
Skyworks Solutions, Inc. 6,171 1,044,442
Teradyne, Inc. 6,149 697,788
Texas Instruments, Inc. 34,107 5,651,189
Xilinx, Inc. 9,012 1,176,697
62,664,471
Software 8.7%
Adobe, Inc.* 17,824 8,177,116
ANSYS, Inc.* 3,246 1,150,285
Autodesk, Inc.* 8,183 2,270,210
Cadence Design Systems,
Inc.* 10,509 1,370,269
Citrix Systems, Inc. 4,525 603,228
Fortinet, Inc.* 5,195 751,976
Intuit, Inc. 9,726 3,513,323
Microsoft Corp. 280,918 65,161,739
NortonLifeLock , Inc. 21,211 446,916
Oracle Corp. 70,480 4,259,106
Paycom Software, Inc.* 1,820 691,127
salesforce.com, Inc.* 33,998 7,668,589
ServiceNow , Inc.* 7,249 3,937,367
Synopsys, Inc.* 5,671 1,448,657
Tyler Technologies, Inc.* 1,486 628,266
102,078,174
Specialty Retail 2.2%
Advance Auto Parts, Inc. 2,475 369,121
AutoZone, Inc.* 848 948,378
Best Buy Co., Inc. 8,563 931,826
CarMax, Inc.* 6,215 732,003
Gap, Inc. (The)* 8,764 177,471
Common Stocks
Shares Value ($)
Specialty Retail
Home Depot, Inc. (The) 40,002 10,833,342
L Brands, Inc. 8,180 333,417
Lowe's Cos., Inc. 27,225 4,542,491
O'Reilly Automotive, Inc.* 2,717 1,156,002
Ross Stores, Inc. 13,171 1,465,800
TJX Cos., Inc. (The) 44,890 2,874,756
Tractor Supply Co. 4,525 641,373
Ulta Beauty, Inc.* 2,057 575,466
25,581,446
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc. 593,817 78,360,091
Hewlett Packard Enterprise
Co. 47,109 581,325
HP, Inc. 50,440 1,227,710
NetApp, Inc. 8,409 558,694
Seagate Technology plc 8,420 556,730
Western Digital Corp. 11,102 626,486
Xerox Holdings Corp. 6,332 133,162
82,044,198
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc. 13,528 206,843
NIKE, Inc., Class B 46,624 6,228,500
PVH Corp. 2,625 223,807
Ralph Lauren Corp. 1,796 181,486
Tapestry, Inc. 10,715 338,808
Under Armour , Inc., Class A* 7,252 126,910
Under Armour , Inc., Class C* 6,048 90,539
VF Corp. 12,016 923,670
8,320,563
Tobacco 0.6%
Altria Group, Inc. 68,742 2,823,921
Philip Morris International, Inc. 57,864 4,608,868
7,432,789
Trading Companies & Distributors 0.2%
Fastenal Co. 21,587 984,151
United Rentals, Inc.* 2,657 645,678
WW Grainger, Inc. 1,651 601,608
2,231,437
Water Utilities 0.1%
American Water Works Co.,
Inc. 6,828 1,085,789
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 21,765 2,744,131
Total Common Stocks
(cost $751,500,453) 1,164,584,230

80 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide S&P 500 Index Fund
Short-Term Investment 0.2%
Shares Value ($)
Money Market Fund 0.2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 2,121,525 2,121,525
Total Short-Term Investment
(cost $2,121,525) 2,121,525
Total Investments
(cost $753,621,978) — 99.7% 1,166,705,755
Other assets in excess of liabilities — 0.3% 3,964,472
NET ASSETS — 100.0%
$ 1,170,670,227
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at January
31, 2021. The total value of securities on loan at January
31, 2021 was $2,135,977, which was collateralized by cash
used to purchase a money market fund with a total value of
$2,121,525 and by $132,759 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 3.13%, and maturity dates ranging from 4/8/2021 –
2/15/2049; a total value of $2,254,284.
(b) Represents 7-day effective yield as of January 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2021 was $2,121,525.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 39 3/2021 USD 7,225,140 (38,711)
(38,711)
At January 31, 2021, the Fund had $478,200 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide S&P 500 Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 81
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

82 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide S&P 500 Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2021:
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,164,584,230 $ – $ – $ 1,164,584,230
Short-Term Investment 2,121,525 – – 2,121,525
Total Assets $ 1,166,705,755 $ – $ – $ 1,166,705,755
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (38,711) $ – $ – $ (38,711)
Total Liabilities $ (38,711) $ – $ – $ (38,711)
Total $ 1,166,667,044 $ – $ – $ 1,166,667,044
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (38,711)
Total $ (38,711)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Small Cap Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 83
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 0.9%
AAR Corp. 3,579 120,075
Aerojet Rocketdyne Holdings,
Inc.* 7,718 401,645
AeroVironment, Inc.* 2,314 265,578
Astronics Corp.* 2,726 33,966
Cubic Corp. 3,406 208,379
Ducommun, Inc.* 1,100 54,274
Kaman Corp. 2,967 149,418
Kratos Defense & Security
Solutions, Inc.* 12,948 343,640
Maxar Technologies, Inc. 6,589 275,881
Moog, Inc., Class A 3,179 234,833
National Presto Industries, Inc. 517 46,225
PAE, Inc.* 6,344 52,655
Park Aerospace Corp. 2,366 31,421
Parsons Corp.* 2,439 86,975
Triumph Group, Inc. 5,349 57,930
Vectrus, Inc.* 1,198 61,577
2,424,472
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc.* 6,229 158,279
Atlas Air Worldwide Holdings,
Inc.* 2,758 142,919
Echo Global Logistics, Inc.* 2,770 72,934
Forward Air Corp.(a) 2,923 209,550
Hub Group, Inc., Class A* 3,468 182,521
Radiant Logistics, Inc.* 4,820 27,956
794,159
Airlines 0.3%
Allegiant Travel Co. 1,412 256,264
Hawaiian Holdings, Inc. 5,074 99,298
Mesa Air Group, Inc.* 1,912 12,485
SkyWest, Inc. 5,269 205,438
Spirit Airlines, Inc.* 10,493 272,189
845,674
Auto Components 1.4%
Adient plc* 9,450 305,141
American Axle &
Manufacturing Holdings,
Inc.* 12,355 108,848
Cooper Tire & Rubber Co. 5,387 197,972
Cooper-Standard Holdings,
Inc.* 1,611 49,152
Dana, Inc. 15,489 299,867
Dorman Products, Inc.* 2,846 258,502
Fox Factory Holding Corp.* 4,466 534,312
Gentherm, Inc.*(a) 3,500 214,410
Goodyear Tire & Rubber Co.
(The)* 24,709 260,680
LCI Industries 2,634 340,787
Modine Manufacturing Co.* 5,319 66,753
Motorcar Parts of America,
Inc.* 2,007 45,418
Patrick Industries, Inc. 2,406 166,158
Standard Motor Products, Inc. 2,262 88,738
Stoneridge, Inc.* 2,706 74,280
Tenneco, Inc., Class A* 5,300 53,530
Common Stocks
Shares Value ($)
Auto Components
Visteon Corp.* 2,979 379,763
Workhorse Group, Inc.* 10,189 349,687
XPEL, Inc. Reg. S* 1,841 88,386
3,882,384
Automobiles 0.1%
Winnebago Industries, Inc. 3,423 236,392
Banks 7.5%
1st Constitution Bancorp 999 15,415
1st Source Corp. 1,708 67,210
ACNB Corp. 844 21,142
Allegiance Bancshares, Inc. 1,909 67,159
Altabancorp 1,650 53,146
Amalgamated Bank, Class A 1,683 24,673
Amerant Bancorp, Inc.* 2,394 34,138
American National
Bankshares, Inc. 1,003 28,034
Ameris Bancorp 7,092 277,368
Ames National Corp. 1,079 24,288
Arrow Financial Corp. 1,370 40,278
Atlantic Capital Bancshares,
Inc.* 2,133 38,159
Atlantic Union Bankshares
Corp.(a) 8,370 274,871
Auburn National Bancorp, Inc. 285 11,266
Banc of California, Inc. 4,772 80,408
BancFirst Corp. 2,026 116,758
Bancorp, Inc. (The)* 5,405 90,642
BancorpSouth Bank 10,643 294,279
Bank First Corp.(a) 703 46,412
Bank of Commerce Holdings 1,631 16,522
Bank of Marin Bancorp 1,519 56,416
Bank of NT Butterfield & Son
Ltd. (The) 5,356 162,876
Bank of Princeton (The) 675 15,741
Bank7 Corp. 499 7,979
BankFinancial Corp. 1,732 14,687
BankUnited, Inc. 9,810 339,916
Bankwell Financial Group, Inc. 876 17,038
Banner Corp. 3,659 161,838
Bar Harbor Bankshares 1,512 32,523
BayCom Corp.* 1,512 22,226
BCB Bancorp, Inc. 1,663 19,091
Berkshire Hills Bancorp, Inc. 4,696 77,860
Boston Private Financial
Holdings, Inc. 8,713 106,211
Bridge Bancorp, Inc. 1,731 42,288
Brookline Bancorp, Inc. 8,204 103,288
Bryn Mawr Bank Corp. 2,034 63,217
Business First Bancshares,
Inc. 2,190 44,457
Byline Bancorp, Inc. 2,291 36,816
C&F Financial Corp. 362 14,252
Cadence Bancorp 13,263 237,673
California Bancorp, Inc.* 704 9,511
Cambridge Bancorp 670 49,245
Camden National Corp. 1,485 55,762
Capital Bancorp, Inc.* 850 12,529
Capital City Bank Group, Inc. 1,391 31,061

84 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Capstar Financial Holdings,
Inc. 1,396 20,242
Carter Bankshares, Inc. 2,792 27,948
Cathay General Bancorp 8,047 272,150
CB Financial Services, Inc. 585 10,536
CBTX, Inc. 1,822 47,955
Central Pacific Financial Corp. 2,864 56,936
Central Valley Community
Bancorp 913 13,969
Century Bancorp, Inc., Class A 297 23,522
Chemung Financial Corp. 242 8,097
ChoiceOne Financial Services,
Inc. 764 19,665
CIT Group, Inc. 10,589 390,734
Citizens & Northern Corp. 1,306 24,958
Citizens Holding Co. 495 9,994
City Holding Co. 1,700 117,385
Civista Bancshares, Inc. 1,577 26,888
CNB Financial Corp. 1,764 37,097
Coastal Financial Corp.* 1,129 22,354
Codorus Valley Bancorp, Inc. 1,055 16,669
Colony Bankcorp, Inc. 833 11,537
Columbia Banking System,
Inc.(a) 7,731 297,798
Community Bank System, Inc. 5,653 366,597
Community Bankers Trust
Corp. 2,576 18,599
Community Financial Corp.
(The) 537 12,781
Community Trust Bancorp, Inc. 1,593 58,081
ConnectOne Bancorp, Inc. 3,943 83,789
County Bancorp, Inc. 517 11,183
CrossFirst Bankshares, Inc.* 5,515 63,423
Customers Bancorp, Inc.* 2,806 62,349
CVB Financial Corp. 14,011 272,234
Dime Community Bancshares,
Inc. 2,822 44,870
Eagle Bancorp Montana, Inc. 569 12,171
Eagle Bancorp, Inc. 3,505 148,927
Eastern Bankshares, Inc.* 17,732 282,648
Enterprise Bancorp, Inc. 1,039 26,328
Enterprise Financial Services
Corp. 2,568 90,676
Equity Bancshares, Inc., Class
A* 1,391 30,713
Esquire Financial Holdings,
Inc.* 786 17,355
Evans Bancorp, Inc. 387 11,502
Farmers & Merchants
Bancorp, Inc. 922 21,114
Farmers National Banc Corp. 2,985 39,760
FB Financial Corp. 3,241 121,084
Fidelity D&D Bancorp, Inc. 342 16,830
Financial Institutions, Inc. 1,845 42,232
First Bancorp, Inc. (The) 1,016 24,414
First Bancorp/NC(a) 2,936 100,000
First Bancorp/PR 22,832 207,771
First Bancshares, Inc. (The)(a) 2,210 66,167
First Bank 2,037 18,435
First Busey Corp. 5,311 109,778
Common Stocks
Shares Value ($)
Banks
First Business Financial
Services, Inc. 797 15,350
First Capital, Inc. 265 12,717
First Choice Bancorp 961 18,893
First Commonwealth Financial
Corp. 10,214 119,810
First Community Bankshares,
Inc. 1,680 36,053
First Community Corp. 712 12,097
First Financial Bancorp 10,300 188,696
First Financial Bankshares,
Inc. 13,776 521,835
First Financial Corp. 1,367 52,479
First Foundation, Inc. 4,440 89,954
First Guaranty Bancshares,
Inc. 499 7,984
First Internet Bancorp 890 27,252
First Interstate BancSystem,
Inc., Class A 4,330 167,398
First Merchants Corp. 5,768 217,281
First Mid Bancshares, Inc. 1,419 48,062
First Midwest Bancorp, Inc. 12,073 199,567
First Northwest Bancorp 1,130 15,481
First of Long Island Corp.
(The) 2,185 36,555
First Savings Financial Group,
Inc. 194 11,716
First United Corp. 814 12,723
First Western Financial, Inc.* 575 10,620
Flushing Financial Corp. 3,298 60,287
FNCB Bancorp, Inc. 2,079 12,723
Franklin Financial Services
Corp. 489 13,208
Fulton Financial Corp. 17,087 228,966
FVCBankcorp, Inc.* 1,453 22,420
German American Bancorp,
Inc. 2,643 89,413
Glacier Bancorp, Inc. 10,323 481,568
Great Southern Bancorp, Inc. 1,099 54,038
Great Western Bancorp, Inc. 5,972 143,328
Guaranty Bancshares, Inc. 800 26,704
Hancock Whitney Corp. 9,227 315,010
Hanmi Financial Corp. 3,124 43,174
HarborOne Bancorp, Inc. 5,784 62,814
Hawthorn Bancshares, Inc. 692 12,705
HBT Financial, Inc. 1,085 16,199
Heartland Financial USA, Inc. 3,816 162,791
Heritage Commerce Corp.(a) 5,783 50,775
Heritage Financial Corp. 3,987 94,093
Hilltop Holdings, Inc. 7,701 231,338
Home BancShares, Inc. 16,350 346,620
HomeTrust Bancshares, Inc. 1,494 31,374
Hope Bancorp, Inc. 12,442 139,102
Horizon Bancorp, Inc. 4,657 73,720
Howard Bancorp, Inc.* 1,385 16,758
Independent Bank Corp. 5,712 304,186
Independent Bank Group, Inc. 3,958 243,100
International Bancshares Corp. 5,748 217,332
Investar Holding Corp. 1,235 19,921
Investors Bancorp, Inc. 24,617 283,342

Nationwide Small Cap Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Banks
Lakeland Bancorp, Inc. 4,887 64,069
Lakeland Financial Corp. 2,621 153,853
Landmark Bancorp, Inc. 351 8,287
LCNB Corp. 1,097 16,872
Level One Bancorp, Inc. 716 14,929
Limestone Bancorp, Inc.* 557 7,269
Live Oak Bancshares, Inc. 3,069 122,392
Macatawa Bank Corp. 2,364 19,621
Mackinac Financial Corp. 1,033 12,933
MainStreet Bancshares, Inc.* 848 14,484
Mercantile Bank Corp. 1,512 41,051
Meridian Corp. 467 9,471
Metrocity Bankshares, Inc.(a) 1,755 24,991
Metropolitan Bank Holding
Corp.* 875 34,702
Mid Penn Bancorp, Inc. 696 15,145
Middlefield Banc Corp. 736 15,088
Midland States Bancorp, Inc. 2,273 41,800
MidWestOne Financial Group,
Inc. 1,433 35,237
MVB Financial Corp. 1,134 25,413
National Bank Holdings Corp.,
Class A 3,145 104,634
National Bankshares, Inc. 725 22,475
NBT Bancorp, Inc. 4,503 148,644
Nicolet Bankshares, Inc.*(a) 987 66,909
Northeast Bank 778 20,275
Northrim Bancorp, Inc. 627 20,139
Norwood Financial Corp. 698 17,227
Oak Valley Bancorp 856 13,311
OceanFirst Financial Corp. 6,387 115,988
OFG Bancorp 5,330 91,569
Ohio Valley Banc Corp. 432 9,284
Old National Bancorp 17,711 297,368
Old Second Bancorp, Inc.(a) 3,478 34,154
Origin Bancorp, Inc. 2,297 72,562
Orrstown Financial Services,
Inc. 1,271 22,001
Pacific Premier Bancorp, Inc.
(a) 8,423 280,065
Park National Corp. 1,576 170,224
Parke Bancorp, Inc. 1,225 21,217
Partners Bancorp 723 4,887
PCB Bancorp 1,516 17,949
Peapack-Gladstone Financial
Corp. 1,903 44,759
Penns Woods Bancorp, Inc. 649 13,979
Peoples Bancorp of North
Carolina, Inc. 231 4,643
Peoples Bancorp, Inc. 1,770 53,985
Peoples Financial Services
Corp. 798 28,744
Plumas Bancorp 601 14,965
Preferred Bank 1,463 70,648
Premier Financial Bancorp,
Inc. 1,142 17,553
Professional Holding Corp.,
Class A* 1,111 16,632
QCR Holdings, Inc. 1,501 58,209
RBB Bancorp 2,022 33,565
Common Stocks
Shares Value ($)
Banks
Red River Bancshares, Inc. 586 27,296
Reliant Bancorp, Inc. 1,537 31,585
Renasant Corp. 5,853 207,196
Republic Bancorp, Inc., Class
A 1,016 36,667
Republic First Bancorp, Inc.* 5,020 14,056
Richmond Mutual Bancorp,
Inc. 861 10,900
S&T Bancorp, Inc. 4,109 104,369
Salisbury Bancorp, Inc. 310 11,368
Sandy Spring Bancorp, Inc. 4,775 158,673
SB Financial Group, Inc. 802 13,859
Seacoast Banking Corp. of
Florida* 5,476 166,744
Select Bancorp, Inc.* 2,077 19,607
ServisFirst Bancshares, Inc. 5,249 215,629
Shore Bancshares, Inc. 1,507 19,968
Sierra Bancorp 1,449 31,690
Silvergate Capital Corp., Class
A* 1,609 149,734
Simmons First National Corp.,
Class A 11,654 287,854
SmartFinancial, Inc. 1,611 31,898
South Plains Financial, Inc. 1,207 22,740
South State Corp. 7,540 525,840
Southern First Bancshares,
Inc.* 792 31,759
Southern National Bancorp of
Virginia, Inc. 2,292 27,664
Southside Bancshares, Inc. 3,459 108,509
Spirit of Texas Bancshares,
Inc. 1,336 23,968
Stock Yards Bancorp, Inc. 2,249 101,655
Summit Financial Group, Inc. 1,137 23,536
Texas Capital Bancshares,
Inc.* 5,461 328,861
Tompkins Financial Corp. 1,562 104,451
Towne Bank 7,105 164,836
TriCo Bancshares 2,825 105,372
TriState Capital Holdings, Inc.* 2,781 51,031
Triumph Bancorp, Inc.* 2,428 139,222
Trustmark Corp. 6,668 183,170
UMB Financial Corp. 4,662 330,862
United Bankshares, Inc. 13,325 421,869
United Community Banks, Inc. 8,348 249,021
United Security Bancshares 1,817 12,410
Unity Bancorp, Inc. 806 15,153
Univest Financial Corp. 2,936 65,913
Valley National Bancorp 42,586 434,803
Veritex Holdings, Inc.(a) 5,153 131,711
Washington Trust Bancorp,
Inc. 1,910 83,238
WesBanco, Inc. 7,115 206,335
West Bancorp, Inc. 1,569 32,321
Westamerica Bancorp 2,771 154,677
21,020,637
Beverages 0.3%
Celsius Holdings, Inc.* 3,627 193,682
Coca-Cola Consolidated, Inc. 511 136,365

86 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Beverages
MGP Ingredients, Inc.(a) 1,442 83,492
National Beverage Corp.(a) 1,290 195,487
NewAge, Inc.*(a) 8,673 26,453
Primo Water Corp. 16,841 260,193
895,672
Biotechnology 11.3%
89bio, Inc.* 711 14,433
Abeona Therapeutics, Inc.* 7,274 13,893
ADMA Biologics, Inc.*(a) 6,948 15,425
Adverum Biotechnologies,
Inc.* 9,762 120,365
Aeglea BioTherapeutics, Inc.* 4,171 28,988
Affimed NV* 8,956 51,318
Agenus, Inc.* 16,513 60,768
Akebia Therapeutics, Inc.* 14,636 47,421
Akero Therapeutics, Inc.* 1,565 46,042
Akouos, Inc.* 1,608 25,599
Albireo Pharma, Inc.* 1,810 66,373
Alector, Inc.* 4,807 80,950
Aligos Therapeutics, Inc.*(a) 1,079 30,395
Allakos, Inc.*(a) 2,802 373,591
Allogene Therapeutics, Inc.* 5,827 202,197
Allovir, Inc.*(a) 2,004 73,286
ALX Oncology Holdings,
Inc.*(a) 1,070 84,797
Amicus Therapeutics, Inc.* 27,450 519,079
AnaptysBio, Inc.* 2,337 60,575
Anavex Life Sciences Corp.* 6,343 39,834
Anika Therapeutics, Inc.* 1,420 52,554
Annexon, Inc.* 1,631 35,882
Apellis Pharmaceuticals, Inc.* 6,548 289,880
Applied Genetic Technologies
Corp.* 3,032 11,946
Applied Molecular Transport,
Inc.* 1,380 48,369
Applied Therapeutics, Inc.* 1,580 33,085
Aprea Therapeutics, Inc.* 770 4,250
Aptinyx, Inc.* 2,915 10,144
Aravive, Inc.* 1,483 7,786
Arcturus Therapeutics
Holdings, Inc.* 2,352 170,426
Arcus Biosciences, Inc.* 4,721 163,960
Arcutis Biotherapeutics, Inc.* 2,023 55,208
Ardelyx, Inc.* 8,559 58,116
Arena Pharmaceuticals, Inc.* 6,265 465,114
Arrowhead Pharmaceuticals,
Inc.* 10,727 827,803
Assembly Biosciences, Inc.* 3,610 20,144
Atara Biotherapeutics, Inc.* 7,744 142,954
Athenex, Inc.* 6,958 90,941
Athersys, Inc.*(a) 20,083 38,861
Atreca, Inc., Class A* 3,143 40,859
AVEO Pharmaceuticals, Inc.* 1,488 11,800
Avid Bioservices, Inc.* 6,428 93,785
Avidity Biosciences, Inc.* 1,868 42,740
Avrobio, Inc.* 3,189 45,635
Axcella Health, Inc.* 1,409 7,665
Beam Therapeutics, Inc.*(a) 4,264 411,178
Beyondspring, Inc.* 1,676 20,347
Common Stocks
Shares Value ($)
Biotechnology
BioCryst Pharmaceuticals,
Inc.*(a) 18,877 160,832
Biohaven Pharmaceutical
Holding Co. Ltd.* 5,186 441,951
Bioxcel Therapeutics, Inc.* 1,253 58,039
Black Diamond Therapeutics,
Inc.* 2,027 50,209
Blueprint Medicines Corp.* 5,914 572,179
BrainStorm Cell Therapeutics,
Inc.*(a) 3,118 18,833
Bridgebio Pharma, Inc.*(a) 10,066 571,360
C4 Therapeutics, Inc.*(a) 1,140 41,177
Cabaletta Bio, Inc.* 1,519 19,793
Calithera Biosciences, Inc.* 7,704 22,110
Calyxt, Inc.* 1,119 9,937
CareDx, Inc.*(a) 5,117 391,092
CASI Pharmaceuticals, Inc.* 7,158 24,051
Catabasis Pharmaceuticals,
Inc.* 2,196 9,113
Catalyst Biosciences, Inc.* 2,210 12,486
Catalyst Pharmaceuticals,
Inc.* 10,934 39,800
Cellular Biomedicine Group,
Inc.* 1,045 20,482
CEL-SCI Corp.*(a) 3,816 95,209
Centogene NV* 469 4,953
Checkmate Pharmaceuticals,
Inc.* 754 11,800
Checkpoint Therapeutics, Inc.* 5,500 17,875
ChemoCentryx, Inc.* 5,299 302,096
Chimerix, Inc.* 3,868 32,801
Chinook Therapeutics, Inc.* 1,489 21,099
Cidara Therapeutics, Inc.* 3,994 9,785
Clovis Oncology, Inc.*(a) 9,661 76,322
Cohbar, Inc. Reg. S* 2,438 4,218
Coherus Biosciences, Inc.* 5,923 111,352
Concert Pharmaceuticals, Inc.* 3,385 35,441
Constellation Pharmaceuticals,
Inc.* 3,189 105,141
ContraFect Corp.* 1,722 8,421
Corbus Pharmaceuticals
Holdings, Inc.* 7,472 13,674
Cortexyme, Inc.*(a) 1,698 66,596
Crinetics Pharmaceuticals,
Inc.* 3,145 45,131
Cue Biopharma, Inc.* 3,276 44,357
Cyclerion Therapeutics, Inc.* 2,958 9,347
Cytokinetics, Inc.*(a) 7,448 146,502
CytomX Therapeutics, Inc.* 5,283 36,506
Deciphera Pharmaceuticals,
Inc.* 4,111 181,706
Denali Therapeutics, Inc.*(a) 6,766 463,471
DermTech, Inc.* 943 38,644
Dicerna Pharmaceuticals, Inc.* 6,872 154,414
Dyadic International, Inc.* 2,366 13,179
Dynavax Technologies
Corp.*(a) 12,191 76,925
Dyne Therapeutics, Inc.* 1,521 29,401
Eagle Pharmaceuticals, Inc.* 1,013 47,277

Nationwide Small Cap Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Biotechnology
Editas Medicine, Inc.*(a) 6,779 415,892
Eiger BioPharmaceuticals,
Inc.* 2,934 28,196
Emergent BioSolutions, Inc.* 4,826 515,658
Enanta Pharmaceuticals, Inc.* 2,026 97,370
Enochian Biosciences, Inc.* 1,508 5,715
Epizyme, Inc.* 9,872 108,098
Esperion Therapeutics, Inc.*(a) 2,845 89,589
Evelo Biosciences, Inc.* 1,529 26,834
Exicure, Inc.* 7,024 14,961
Fate Therapeutics, Inc.* 8,043 728,937
Fennec Pharmaceuticals, Inc.* 2,571 18,511
FibroGen, Inc.*(a) 9,003 433,765
Five Prime Therapeutics, Inc.* 2,755 46,064
Flexion Therapeutics, Inc.* 4,878 59,365
Foghorn Therapeutics, Inc.* 769 12,688
Forma Therapeutics Holdings,
Inc.*(a) 1,800 69,534
Fortress Biotech, Inc.* 6,511 20,770
Frequency Therapeutics, Inc.* 2,834 110,498
G1 Therapeutics, Inc.* 3,648 88,026
Galectin Therapeutics, Inc.*(a) 4,008 7,856
Galera Therapeutics, Inc.* 893 10,037
Generation Bio Co.* 1,357 35,730
Genprex, Inc.*(a) 3,282 14,671
Geron Corp.*(a) 31,895 56,773
GlycoMimetics, Inc.* 4,082 14,818
Gossamer Bio, Inc.* 6,489 65,539
Gritstone Oncology, Inc.*(a) 3,112 56,327
Halozyme Therapeutics, Inc.* 14,211 676,301
Harpoon Therapeutics, Inc.* 1,194 23,020
Heron Therapeutics, Inc.* 9,253 160,632
Homology Medicines, Inc.* 4,035 49,025
Hookipa Pharma, Inc.* 1,160 12,400
iBio, Inc.* 19,251 30,802
Ideaya Biosciences, Inc.* 1,565 27,513
IGM Biosciences, Inc.*(a) 681 64,927
Immunic, Inc.* 490 8,114
ImmunoGen, Inc.* 18,285 130,372
Immunovant, Inc.* 3,765 146,948
Inhibrx, Inc.* 869 27,547
Inovio Pharmaceuticals,
Inc.*(a) 17,017 216,967
Inozyme Pharma, Inc.* 888 18,683
Insmed, Inc.* 10,901 409,769
Intellia Therapeutics, Inc.*(a) 5,407 338,586
Intercept Pharmaceuticals,
Inc.*(a) 2,852 100,504
Invitae Corp.*(a) 12,478 617,911
Ironwood Pharmaceuticals,
Inc.* 16,945 173,178
iTeos Therapeutics, Inc.* 1,192 38,144
IVERIC bio, Inc.* 8,881 46,714
Jounce Therapeutics, Inc.* 2,080 23,504
Kadmon Holdings, Inc.* 18,669 89,611
KalVista Pharmaceuticals,
Inc.* 1,462 22,222
Karuna Therapeutics, Inc.* 1,743 172,958
Karyopharm Therapeutics,
Inc.* 7,752 118,063
Common Stocks
Shares Value ($)
Biotechnology
Keros Therapeutics, Inc.* 1,393 79,471
Kezar Life Sciences, Inc.* 3,210 17,045
Kindred Biosciences, Inc.* 4,813 24,065
Kiniksa Pharmaceuticals Ltd.,
Class A* 2,979 58,656
Kodiak Sciences, Inc.*(a) 3,481 439,685
Kronos Bio, Inc.* 1,562 42,939
Krystal Biotech, Inc.* 1,434 99,950
Kura Oncology, Inc.* 6,463 193,567
Kymera Therapeutics, Inc.* 1,077 66,720
La Jolla Pharmaceutical
Co.*(a) 869 5,318
Lexicon Pharmaceuticals, Inc.* 4,969 39,305
Ligand Pharmaceuticals,
Inc.*(a) 1,614 299,155
LogicBio Therapeutics, Inc.* 1,264 10,188
MacroGenics, Inc.* 5,937 121,352
Madrigal Pharmaceuticals,
Inc.* 968 114,960
Magenta Therapeutics, Inc.* 1,922 16,990
MannKind Corp.* 22,781 80,189
Marker Therapeutics, Inc.*(a) 3,396 6,520
MediciNova, Inc.* 4,041 23,317
MEI Pharma, Inc.* 12,615 40,746
MeiraGTx Holdings plc* 2,429 34,808
Mersana Therapeutics, Inc.* 5,614 107,003
Minerva Neurosciences, Inc.* 3,672 11,714
Mirati Therapeutics, Inc.* 4,572 938,769
Mirum Pharmaceuticals, Inc.* 622 11,271
Molecular Templates, Inc.* 2,853 32,667
Morphic Holding, Inc.*(a) 1,336 44,970
Mustang Bio, Inc.* 3,607 15,041
Myriad Genetics, Inc.* 7,998 220,345
NantKwest, Inc.*(a) 3,592 67,799
Natera, Inc.* 8,084 862,078
Neoleukin Therapeutics, Inc.* 3,487 43,936
Neubase Therapeutics, Inc.* 2,082 19,050
NeuroBo Pharmaceuticals,
Inc.*(a) 527 2,698
NextCure, Inc.* 1,898 21,998
Nkarta, Inc.*(a) 1,815 71,983
Novavax, Inc.* 6,588 1,455,553
Nurix Therapeutics, Inc.*(a) 1,227 44,638
Nymox Pharmaceutical
Corp.*(a) 4,609 11,015
Oncocyte Corp.* 4,649 23,803
Oncorus, Inc.* 708 15,753
OPKO Health, Inc.*(a) 43,272 234,102
Organogenesis Holdings, Inc.* 2,619 27,395
Orgenesis, Inc.* 1,913 12,454
ORIC Pharmaceuticals, Inc.* 2,371 69,518
Ovid therapeutics, Inc.* 5,166 14,516
Oyster Point Pharma, Inc.* 672 12,613
Pandion Therapeutics, Inc.* 808 14,544
Passage Bio, Inc.* 2,660 49,636
PhaseBio Pharmaceuticals,
Inc.* 1,706 6,568
Pieris Pharmaceuticals, Inc.* 5,940 15,088
PMV Pharmaceuticals, Inc.*(a) 1,460 49,844
Poseida Therapeutics, Inc.* 1,477 12,850

88 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Praxis Precision Medicines,
Inc.*(a) 1,179 59,999
Precigen, Inc.*(a) 6,872 58,412
Precision BioSciences, Inc.* 4,584 55,558
Prelude Therapeutics, Inc.*(a) 981 63,716
Protagonist Therapeutics,
Inc.*(a) 3,384 70,083
Protara Therapeutics, Inc.* 245 4,405
Prothena Corp. plc* 3,646 40,872
PTC Therapeutics, Inc.* 6,613 382,364
Puma Biotechnology, Inc.* 3,487 40,937
Radius Health, Inc.* 4,600 86,020
RAPT Therapeutics, Inc.* 1,328 26,454
REGENXBIO, Inc.* 3,728 154,078
Relay Therapeutics, Inc.* 3,447 170,902
Replimune Group, Inc.* 2,345 90,986
REVOLUTION Medicines,
Inc.* 4,124 173,785
Rhythm Pharmaceuticals,
Inc.*(a) 3,477 106,709
Rigel Pharmaceuticals, Inc.* 16,990 61,844
Rocket Pharmaceuticals, Inc.* 3,706 204,126
Rubius Therapeutics, Inc.*(a) 3,047 36,473
Sangamo Therapeutics, Inc.* 12,713 173,660
Savara, Inc.* 5,887 9,007
Scholar Rock Holding Corp.* 2,733 163,051
Selecta Biosciences, Inc.* 7,885 31,540
Seres Therapeutics, Inc.* 5,719 135,826
Shattuck Labs, Inc.*(a) 1,400 69,454
Soleno Therapeutics, Inc.* 7,952 15,586
Solid Biosciences, Inc.* 3,359 21,901
Sorrento Therapeutics, Inc.*(a) 26,748 338,630
Spectrum Pharmaceuticals,
Inc.* 16,012 57,483
Spero Therapeutics, Inc.* 1,749 31,674
SpringWorks Therapeutics,
Inc.* 2,568 213,940
Spruce Biosciences, Inc.* 744 15,423
Stoke Therapeutics, Inc.* 1,423 86,917
Sutro Biopharma, Inc.* 2,841 62,928
Syndax Pharmaceuticals, Inc.* 3,138 62,885
Syros Pharmaceuticals, Inc.* 4,855 53,138
Taysha Gene Therapies,
Inc.*(a) 928 24,128
TCR2 Therapeutics, Inc.* 2,819 72,533
TG Therapeutics, Inc.* 12,320 594,686
Translate Bio, Inc.* 7,246 173,034
Travere Therapeutics, Inc.* 5,126 129,431
Turning Point Therapeutics,
Inc.* 3,913 491,042
Twist Bioscience Corp.* 3,537 581,978
Tyme Technologies, Inc.*(a) 8,042 13,832
Ultragenyx Pharmaceutical,
Inc.* 6,672 924,672
UNITY Biotechnology, Inc.* 3,918 23,410
UroGen Pharma Ltd.*(a) 1,869 41,249
Vanda Pharmaceuticals, Inc.* 5,469 78,425
Vaxart, Inc.*(a) 4,871 58,355
Vaxcyte, Inc.*(a) 2,042 50,090
VBI Vaccines, Inc.*(a) 17,485 57,001
Common Stocks
Shares Value ($)
Biotechnology
Veracyte, Inc.* 6,263 355,112
Verastem, Inc.* 18,820 36,699
Vericel Corp.* 4,973 205,236
Viela Bio, Inc.*(a) 2,353 81,602
Viking Therapeutics, Inc.*(a) 6,711 49,057
Vir Biotechnology, Inc.*(a) 5,770 372,396
Voyager Therapeutics, Inc.* 3,041 22,960
X4 Pharmaceuticals, Inc.* 1,972 15,401
XBiotech, Inc.* 1,527 28,601
Xencor, Inc.* 6,036 276,147
XOMA Corp.* 694 25,137
Y-mAbs Therapeutics, Inc.* 3,192 134,096
Zentalis Pharmaceuticals, Inc.* 3,072 117,873
ZIOPHARM Oncology, Inc.*(a) 22,421 83,182
31,624,774
Building Products 1.6%
AAON, Inc. 4,397 325,378
Advanced Drainage Systems,
Inc. 6,014 496,035
Alpha Pro Tech Ltd.*(a) 1,374 19,621
American Woodmark Corp.* 1,784 154,334
Apogee Enterprises, Inc. 2,749 96,490
Builders FirstSource, Inc.* 21,755 832,129
Caesarstone Ltd. 2,079 26,154
Cornerstone Building Brands,
Inc.* 4,907 55,842
CSW Industrials, Inc. 1,462 170,352
Gibraltar Industries, Inc.* 3,497 313,436
Griffon Corp. 4,817 108,190
Insteel Industries, Inc. 1,892 47,754
JELD-WEN Holding, Inc.* 7,452 193,677
Masonite International Corp.* 2,624 261,088
PGT Innovations, Inc.* 5,978 123,804
Quanex Building Products
Corp. 3,612 79,428
Resideo Technologies, Inc.* 15,026 347,100
Simpson Manufacturing Co.,
Inc. 4,627 425,684
UFP Industries, Inc. 6,439 347,320
4,423,816
Capital Markets 1.5%
Artisan Partners Asset
Management, Inc., Class A 5,834 282,366
Assetmark Financial Holdings,
Inc.* 1,660 38,213
Associated Capital Group,
Inc., Class A 274 8,998
B. Riley Financial, Inc. 2,029 97,798
BGC Partners, Inc., Class A 32,336 114,793
Blucora, Inc.* 4,995 82,717
Brightsphere Investment
Group, Inc. 6,544 119,952
Cohen & Steers, Inc. 2,664 174,492
Cowen, Inc., Class A 2,670 67,150
Diamond Hill Investment
Group, Inc. 345 51,139
Donnelley Financial Solutions,
Inc.* 3,242 57,999

Nationwide Small Cap Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Capital Markets
Federated Hermes, Inc., Class
B 10,160 274,320
Focus Financial Partners, Inc.,
Class A* 3,368 160,249
GAMCO Investors, Inc., Class
A 668 11,897
Greenhill & Co., Inc. 1,341 15,569
Hamilton Lane, Inc., Class A 3,430 258,519
Houlihan Lokey, Inc. 5,465 354,405
Moelis & Co., Class A 5,652 280,961
Oppenheimer Holdings, Inc.,
Class A(a) 982 34,046
Piper Sandler Cos. 1,899 173,436
PJT Partners, Inc., Class A 2,535 174,890
Pzena Investment
Management, Inc., Class A 998 8,283
Safeguard Scientifics, Inc.* 1,676 11,447
Sculptor Capital Management,
Inc. 2,125 36,040
Siebert Financial Corp.* 976 8,023
Silvercrest Asset Management
Group, Inc., Class A 1,063 16,275
StepStone Group, Inc., Class
A* 2,077 72,944
Stifel Financial Corp. 10,995 569,761
StoneX Group, Inc.* 1,845 98,744
Value Line, Inc. 100 3,080
Virtus Investment Partners,
Inc. 793 166,530
Waddell & Reed Financial,
Inc., Class A 6,564 166,004
Westwood Holdings Group,
Inc. 984 11,651
WisdomTree Investments, Inc. 14,583 77,800
4,080,491
Chemicals 1.6%
Advanced Emissions
Solutions, Inc. 2,069 10,490
AdvanSix, Inc.* 2,827 60,272
AgroFresh Solutions, Inc.* 3,461 6,784
American Vanguard Corp. 2,930 48,491
Amyris, Inc.*(a) 11,911 111,963
Avient Corp. 9,832 377,844
Balchem Corp. 3,411 365,079
Chase Corp. 783 78,488
Ferro Corp.* 8,938 123,255
FutureFuel Corp. 2,709 36,030
GCP Applied Technologies,
Inc.* 5,294 131,238
Hawkins, Inc. 1,013 55,644
HB Fuller Co. 5,446 277,147
Ingevity Corp.* 4,456 292,715
Innospec, Inc. 2,601 228,342
Intrepid Potash, Inc.* 1,157 26,299
Koppers Holdings, Inc.* 2,302 76,611
Kraton Corp.* 3,396 95,360
Kronos Worldwide, Inc. 2,146 30,387
Livent Corp.*(a) 15,828 288,386
Marrone Bio Innovations, Inc.* 7,658 12,712
Common Stocks
Shares Value ($)
Chemicals
Minerals Technologies, Inc. 3,631 223,778
Orion Engineered Carbons SA 6,549 99,741
PQ Group Holdings, Inc. 4,300 59,254
Quaker Chemical Corp. 1,410 369,603
Rayonier Advanced Materials,
Inc.* 6,191 42,842
Sensient Technologies Corp. 4,571 322,393
Stepan Co. 2,325 261,981
Trecora Resources* 2,828 17,845
Tredegar Corp. 2,721 39,699
Trinseo SA 4,156 211,249
Tronox Holdings plc, Class A 9,455 145,134
4,527,056
Commercial Services & Supplies 1.9%
ABM Industries, Inc. 7,222 265,336
ACCO Brands Corp. 9,830 79,525
Brady Corp., Class A 5,113 234,738
BrightView Holdings, Inc.* 4,593 65,129
Brink's Co. (The) 5,259 358,296
Casella Waste Systems, Inc.,
Class A* 5,106 292,267
CECO Environmental Corp.* 3,740 25,918
Cimpress plc* 1,862 170,168
CoreCivic, Inc. 12,603 89,607
Covanta Holding Corp.(a) 12,824 181,460
Deluxe Corp. 4,568 154,810
Ennis, Inc. 2,671 48,612
Harsco Corp.* 8,361 139,043
Healthcare Services Group,
Inc. 7,863 254,918
Heritage-Crystal Clean, Inc.* 1,824 39,581
Herman Miller, Inc. 6,283 215,193
HNI Corp. 4,516 145,686
Interface, Inc. 6,412 64,376
KAR Auction Services, Inc. 13,922 257,000
Kimball International, Inc.,
Class B 3,733 45,132
Knoll, Inc. 5,177 77,448
Matthews International Corp.,
Class A 3,236 98,795
McGrath RentCorp 2,554 178,244
Montrose Environmental
Group, Inc.* 1,178 43,562
NL Industries, Inc. 865 3,901
PICO Holdings, Inc.*(a) 1,507 12,960
Pitney Bowes, Inc. 18,213 170,109
Quad/Graphics, Inc. 3,834 17,943
SP Plus Corp.* 2,453 71,137
Steelcase, Inc., Class A 9,101 117,676
Team, Inc.* 2,969 29,334
Tetra Tech, Inc. 5,761 700,365
UniFirst Corp. 1,612 343,034
US Ecology, Inc.*(a) 3,194 105,402
Viad Corp. 2,089 72,071
VSE Corp. 1,035 35,811
5,204,587
Communications Equipment 0.9%
Acacia Communications, Inc.* 4,211 481,739
ADTRAN, Inc. 5,214 89,681

90 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Communications Equipment
Applied Optoelectronics,
Inc.*(a) 2,334 25,697
CalAmp Corp.* 4,037 40,410
Calix, Inc.* 5,767 174,163
Cambium Networks Corp.* 543 19,955
Casa Systems, Inc.* 3,876 29,884
Clearfield, Inc.* 1,159 36,300
Comtech Telecommunications
Corp. 2,604 55,569
Digi International, Inc.* 3,174 58,624
DZS, Inc.* 950 14,630
Extreme Networks, Inc.* 13,724 111,027
Genasys, Inc.* 3,863 28,741
Harmonic, Inc.* 9,792 75,986
Infinera Corp.* 17,818 175,507
Inseego Corp.*(a) 6,818 125,179
KVH Industries, Inc.* 1,677 20,979
NETGEAR, Inc.* 3,164 130,958
NetScout Systems, Inc.* 7,437 217,421
PCTEL, Inc.* 2,227 16,391
Plantronics, Inc. 3,584 113,685
Resonant, Inc.*(a) 5,942 33,691
Ribbon Communications, Inc.* 6,875 50,256
Viavi Solutions, Inc.* 24,424 377,351
2,503,824
Construction & Engineering 1.4%
Aegion Corp.* 3,531 64,864
Ameresco, Inc., Class A* 2,719 152,509
API Group Corp. Reg. S*(b) 15,093 270,316
Arcosa, Inc. 5,228 291,670
Argan, Inc.(a) 1,551 67,050
Comfort Systems USA, Inc. 3,830 212,297
Concrete Pumping Holdings,
Inc.* 3,539 19,323
Construction Partners, Inc.,
Class A* 2,945 83,697
Dycom Industries, Inc.* 3,297 267,519
EMCOR Group, Inc. 5,810 513,023
Fluor Corp. 15,007 259,471
Granite Construction, Inc. 4,991 147,784
Great Lakes Dredge & Dock
Corp.*(a) 6,634 90,421
HC2 Holdings, Inc.*(a) 6,148 21,457
IES Holdings, Inc.* 836 38,021
MasTec, Inc.* 6,029 465,137
Matrix Service Co.* 2,636 31,078
MYR Group, Inc.* 1,732 96,317
Northwest Pipe Co.* 985 29,796
NV5 Global, Inc.* 1,143 99,818
Primoris Services Corp. 5,128 149,250
Sterling Construction Co., Inc.* 2,730 55,883
Tutor Perini Corp.* 4,309 64,204
WillScot Mobile Mini Holdings
Corp.* 17,137 406,318
3,897,223
Construction Materials 0.1%
Forterra, Inc.* 3,109 56,895
Summit Materials, Inc., Class
A* 12,338 253,299
Common Stocks
Shares Value ($)
Construction Materials
United States Lime & Minerals,
Inc. 239 28,919
US Concrete, Inc.* 1,671 74,008
413,121
Consumer Finance 0.7%
Atlanticus Holdings Corp.* 493 12,685
Curo Group Holdings Corp. 2,194 31,879
Encore Capital Group, Inc.* 3,458 102,703
Enova International, Inc.* 3,266 73,812
EZCORP, Inc., Class A* 4,554 20,447
FirstCash, Inc. 4,369 257,247
Green Dot Corp., Class A* 5,493 275,913
LendingClub Corp.* 7,527 81,668
Navient Corp. 19,662 221,296
Nelnet, Inc., Class A 1,924 132,352
Oportun Financial Corp.* 1,850 29,618
PRA Group, Inc.* 4,985 164,355
PROG Holdings, Inc. 7,261 342,574
Regional Management Corp. 1,003 28,385
World Acceptance Corp.*(a) 486 69,702
1,844,636
Containers & Packaging 0.2%
Greif, Inc., Class A 2,842 128,345
Greif, Inc., Class B 571 26,094
Myers Industries, Inc. 3,994 80,080
O-I Glass, Inc. 16,676 210,785
Pactiv Evergreen, Inc.* 4,227 59,728
Ranpak Holdings Corp.* 2,880 49,939
UFP Technologies, Inc.* 828 38,096
593,067
Distributors 0.1%
Core-Mark Holding Co., Inc. 4,716 144,640
Funko, Inc., Class A*(a) 2,466 29,469
Greenlane Holdings, Inc.,
Class A* 488 2,157
Weyco Group, Inc. 717 12,375
188,641
Diversified Consumer Services 0.5%
Adtalem Global Education,
Inc.* 5,539 213,750
American Public Education,
Inc.* 1,427 41,069
Aspen Group, Inc.* 2,046 19,345
Carriage Services, Inc. 1,875 62,100
Collectors Universe, Inc. 976 89,119
Franchise Group, Inc. 2,277 82,610
Houghton Mifflin Harcourt Co.* 12,709 62,655
Laureate Education, Inc.,
Class A* 11,484 149,407
OneSpaWorld Holdings Ltd.* 4,647 44,100
Perdoceo Education Corp.* 7,495 88,666
Regis Corp.* 2,782 26,401
Strategic Education, Inc. 2,587 228,613
Stride, Inc.* 4,371 112,553
Universal Technical Institute,
Inc.* 3,383 20,569
Vivint Smart Home, Inc.* 7,991 150,950

Nationwide Small Cap Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Diversified Consumer Services
WW International, Inc.* 5,186 137,740
1,529,647
Diversified Financial Services 0.2%
Alerus Financial Corp. 1,719 41,359
A-Mark Precious Metals, Inc. 528 15,090
Banco Latinoamericano de
Comercio Exterior SA, Class
E 3,392 51,694
Cannae Holdings, Inc.* 9,274 352,319
Marlin Business Services
Corp. 953 13,580
SWK Holdings Corp.* 394 5,363
479,405
Diversified Telecommunication Services 0.8%
Alaska Communications
Systems Group, Inc. 4,981 16,338
Anterix, Inc.* 1,181 42,847
ATN International, Inc. 1,327 57,300
Bandwidth, Inc., Class A* 2,050 365,187
Cincinnati Bell, Inc.* 5,360 81,686
Cogent Communications
Holdings, Inc. 4,564 259,920
Consolidated Communications
Holdings, Inc.* 8,042 49,096
IDT Corp., Class B* 1,300 18,239
Iridium Communications, Inc.* 12,629 622,231
Liberty Latin America Ltd.,
Class A* 4,741 47,837
Liberty Latin America Ltd.,
Class C* 16,746 165,618
Ooma, Inc.* 2,476 33,352
ORBCOMM, Inc.* 7,744 58,002
Vonage Holdings Corp.* 25,201 314,508
2,132,161
Electric Utilities 0.6%
ALLETE, Inc. 5,545 348,448
Genie Energy Ltd., Class B 886 6,539
MGE Energy, Inc. 3,900 248,352
Otter Tail Corp. 4,428 175,747
PNM Resources, Inc. 8,429 408,975
Portland General Electric Co. 9,627 407,126
Spark Energy, Inc., Class A 1,584 17,376
1,612,563
Electrical Equipment 2.2%
Allied Motion Technologies,
Inc. 716 32,399
American Superconductor
Corp.* 2,605 64,396
Atkore International Group,
Inc.* 5,104 226,413
AZZ, Inc. 2,836 134,965
Bloom Energy Corp., Class
A*(a) 9,605 335,311
Encore Wire Corp. 2,210 127,627
EnerSys 4,503 370,282
FuelCell Energy, Inc.* 30,769 638,764
LSI Industries, Inc. 3,205 30,784
Orion Energy Systems, Inc.* 2,737 26,795
Common Stocks
Shares Value ($)
Electrical Equipment
Plug Power, Inc.* 42,516 2,685,736
Powell Industries, Inc. 777 22,277
Preformed Line Products Co. 334 21,473
Sunrun, Inc.* 16,074 1,113,446
Thermon Group Holdings, Inc.* 3,683 53,735
TPI Composites, Inc.* 3,318 198,781
Ultralife Corp.* 710 4,168
Vicor Corp.* 2,058 178,099
6,265,451
Electronic Equipment, Instruments & Components 2.1%
Akoustis Technologies, Inc.*(a) 3,721 56,113
Arlo Technologies, Inc.* 8,355 70,266
Badger Meter, Inc. 3,095 283,843
Bel Fuse, Inc., Class B 953 13,895
Belden, Inc. 4,726 223,256
Benchmark Electronics, Inc. 3,874 98,128
CTS Corp. 3,369 102,755
Daktronics, Inc. 4,279 20,539
ePlus, Inc.* 1,410 118,496
Fabrinet* 3,960 312,602
FARO Technologies, Inc.* 1,920 135,494
II-VI, Inc.* 10,919 917,960
Insight Enterprises, Inc.* 3,719 283,016
Intellicheck, Inc.* 1,955 22,639
Iteris, Inc.* 4,871 31,710
Itron, Inc.* 4,321 371,692
Kimball Electronics, Inc.* 2,647 50,743
Knowles Corp.* 9,358 180,516
Luna Innovations, Inc.* 3,300 35,079
Methode Electronics, Inc. 3,923 148,093
MTS Systems Corp. 2,053 120,183
Napco Security Technologies,
Inc.* 1,151 29,834
nLight, Inc.* 3,698 117,153
Novanta, Inc.* 3,645 455,333
OSI Systems, Inc.* 1,844 165,997
PAR Technology Corp.* 2,036 126,761
PC Connection, Inc. 1,276 62,639
Plexus Corp.* 3,044 234,145
Powerfleet, Inc.* 3,161 22,443
Research Frontiers, Inc.* 3,039 12,323
Rogers Corp.* 2,000 312,140
Sanmina Corp.* 6,849 213,004
ScanSource, Inc.* 2,580 62,410
TTM Technologies, Inc.* 10,539 141,328
Vishay Intertechnology, Inc. 14,085 303,532
Vishay Precision Group, Inc.* 1,184 37,876
Wrap Technologies, Inc.*(a) 1,508 8,385
5,902,321
Energy Equipment & Services 0.7%
Archrock, Inc. 13,719 121,687
Aspen Aerogels, Inc.* 2,345 47,041
Bristow Group, Inc.* 706 17,092
Cactus, Inc., Class A 4,982 130,528
ChampionX Corp.* 19,857 303,613
DMC Global, Inc. 1,680 96,046
Dril-Quip, Inc.* 3,732 112,408
Exterran Corp.* 3,237 13,984
Frank's International NV* 16,455 45,745

92 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Helix Energy Solutions Group,
Inc.* 14,087 58,038
Liberty Oilfield Services, Inc.,
Class A 7,018 84,356
Nabors Industries Ltd.(a) 833 59,493
National Energy Services
Reunited Corp.* 1,997 21,528
Newpark Resources, Inc.* 10,954 26,180
NexTier Oilfield Solutions, Inc.* 18,065 59,976
Oceaneering International,
Inc.* 10,608 89,637
Oil States International, Inc.* 7,031 39,374
Patterson-UTI Energy, Inc. 19,132 117,662
ProPetro Holding Corp.* 9,345 74,666
RPC, Inc.* 4,995 22,278
Select Energy Services, Inc.,
Class A* 6,385 32,053
Solaris Oilfield Infrastructure,
Inc., Class A 2,867 26,090
Tidewater, Inc.* 4,739 44,973
Transocean Ltd.*(a) 62,642 210,477
US Silica Holdings, Inc. 7,876 64,111
1,919,036
Entertainment 0.3%
AMC Entertainment Holdings,
Inc., Class A(a) 6,385 84,665
Cinemark Holdings, Inc.(a) 11,629 235,371
Eros STX Global Corp.*(a) 16,412 31,183
Gaia, Inc.* 1,589 14,523
Glu Mobile, Inc.* 15,492 136,485
IMAX Corp.* 5,440 102,816
Liberty Media Corp.-Liberty
Braves, Class C* 3,889 104,147
Liberty Media Corp-Liberty
Braves, Class A* 1,211 33,133
LiveXLive Media, Inc.* 3,365 12,821
Marcus Corp. (The) 2,585 45,496
800,640
Equity Real Estate Investment Trusts (REITs) 5.0%
Acadia Realty Trust 8,986 130,297
Agree Realty Corp. 5,698 360,114
Alexander & Baldwin, Inc. 7,806 118,027
Alexander's, Inc. 219 58,517
Alpine Income Property Trust,
Inc. 866 13,354
American Assets Trust, Inc. 5,347 147,738
American Finance Trust, Inc. 11,698 85,161
Armada Hoffler Properties, Inc. 6,279 67,499
Bluerock Residential Growth
REIT, Inc. 2,361 24,696
Broadstone Net Lease, Inc.,
Class A 3,792 68,370
BRT Apartments Corp. 1,281 17,908
CareTrust REIT, Inc. 10,212 229,362
CatchMark Timber Trust, Inc.,
Class A 5,086 46,384
Centerspace 1,428 99,874
Chatham Lodging Trust 4,972 53,250
CIM Commercial Trust Corp. 1,381 19,320
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
City Office REIT, Inc. 4,600 43,332
Clipper Realty, Inc. 1,899 13,312
Colony Capital, Inc. 51,639 256,129
Columbia Property Trust, Inc. 12,197 165,879
Community Healthcare Trust,
Inc. 2,387 106,747
CorEnergy Infrastructure Trust,
Inc. 1,534 13,821
CorePoint Lodging, Inc. 4,061 27,655
CTO Realty Growth, Inc. 606 25,531
DiamondRock Hospitality Co.* 21,520 176,464
Diversified Healthcare Trust 25,322 101,794
Easterly Government
Properties, Inc. 8,461 185,719
EastGroup Properties, Inc. 4,181 565,020
Essential Properties Realty
Trust, Inc. 11,113 231,373
Farmland Partners, Inc. 3,020 31,136
Four Corners Property Trust,
Inc. 7,472 196,962
Franklin Street Properties
Corp. 11,504 47,281
GEO Group, Inc. (The) 12,723 113,744
Getty Realty Corp. 3,733 99,186
Gladstone Commercial Corp. 3,711 65,722
Gladstone Land Corp. 2,208 34,754
Global Medical REIT, Inc. 4,635 58,123
Global Net Lease, Inc. 9,357 150,741
Healthcare Realty Trust, Inc. 14,542 436,405
Hersha Hospitality Trust* 2,833 21,644
Independence Realty Trust,
Inc. 10,057 133,557
Industrial Logistics Properties
Trust 6,947 147,346
Innovative Industrial
Properties, Inc. 2,282 427,008
iStar, Inc. 7,874 119,527
Kite Realty Group Trust 8,867 141,340
Lexington Realty Trust 29,235 299,659
LTC Properties, Inc. 4,026 155,565
Macerich Co. (The) 16,279 255,580
Mack-Cali Realty Corp. 9,652 122,870
Monmouth Real Estate
Investment Corp. 10,446 181,029
National Health Investors, Inc. 4,621 299,626
National Storage Affiliates
Trust 6,694 244,599
NETSTREIT Corp. 1,278 22,020
New Senior Investment Group,
Inc. 8,757 46,412
NexPoint Residential Trust,
Inc. 2,355 92,952
Office Properties Income Trust 5,173 119,703
One Liberty Properties, Inc. 1,907 38,216
Pebblebrook Hotel Trust 13,859 254,728
Physicians Realty Trust 22,462 396,005
Piedmont Office Realty Trust,
Inc., Class A 13,489 207,461
Plymouth Industrial REIT, Inc. 1,768 25,884

Nationwide Small Cap Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
PotlatchDeltic Corp. 7,004 334,511
Preferred Apartment
Communities, Inc., Class A 4,654 33,462
PS Business Parks, Inc. 2,130 289,936
QTS Realty Trust, Inc., Class A 6,851 446,000
Retail Opportunity Investments
Corp. 12,267 172,842
Retail Properties of America,
Inc., Class A 23,464 216,103
Retail Value, Inc. 1,797 28,051
RLJ Lodging Trust 17,545 226,506
RPT Realty 8,967 82,945
Ryman Hospitality Properties,
Inc. 5,446 353,173
Sabra Health Care REIT, Inc. 21,958 368,675
Safehold, Inc. 1,919 141,200
Saul Centers, Inc. 1,132 33,881
Seritage Growth Properties,
Class A* 3,544 63,119
Service Properties Trust 17,715 187,956
SITE Centers Corp. 16,604 184,138
STAG Industrial, Inc. 16,009 477,068
Summit Hotel Properties, Inc. 11,233 90,987
Sunstone Hotel Investors, Inc. 23,090 247,063
Tanger Factory Outlet Centers,
Inc. 10,077 155,488
Terreno Realty Corp. 7,195 407,093
UMH Properties, Inc. 4,050 59,535
Uniti Group, Inc. 21,341 262,708
Universal Health Realty
Income Trust 1,367 81,583
Urban Edge Properties 12,666 174,664
Urstadt Biddle Properties, Inc.,
Class A 2,705 37,410
Washington REIT 9,057 198,711
Whitestone REIT 3,887 30,319
Xenia Hotels & Resorts, Inc. 12,072 174,682
13,999,241
Food & Staples Retailing 0.8%
Andersons, Inc. (The) 3,277 75,371
BJ's Wholesale Club Holdings,
Inc.* 14,637 615,779
Chefs' Warehouse, Inc. (The)* 3,315 90,466
HF Foods Group, Inc.* 3,603 28,212
Ingles Markets, Inc., Class A 1,454 69,152
Natural Grocers by Vitamin
Cottage, Inc. 1,040 17,316
Performance Food Group Co.* 14,003 656,461
PriceSmart, Inc. 2,431 228,222
Rite Aid Corp.* 5,681 149,353
SpartanNash Co. 3,982 73,747
United Natural Foods, Inc.* 5,760 155,981
Village Super Market, Inc.,
Class A(a) 973 20,501
Weis Markets, Inc. 1,018 50,167
2,230,728
Food Products 1.4%
Alico, Inc. 596 17,701
B&G Foods, Inc.(a) 6,782 258,259
Common Stocks
Shares Value ($)
Food Products
Bridgford Foods Corp.* 206 3,451
Calavo Growers, Inc. 1,757 133,796
Cal-Maine Foods, Inc.* 3,957 151,711
Darling Ingredients, Inc.* 17,196 1,066,324
Farmer Bros Co.* 2,090 10,952
Fresh Del Monte Produce, Inc. 3,453 84,495
Freshpet, Inc.* 4,188 583,430
Hostess Brands, Inc.* 13,534 207,747
J & J Snack Foods Corp. 1,593 243,187
John B Sanfilippo & Son, Inc. 943 75,846
Laird Superfood, Inc.* 333 14,432
Lancaster Colony Corp. 2,028 354,048
Landec Corp.* 2,718 28,974
Limoneira Co. 1,661 26,526
Sanderson Farms, Inc. 2,139 291,310
Seneca Foods Corp., Class A* 595 21,569
Simply Good Foods Co. (The)* 9,211 262,882
Tootsie Roll Industries, Inc.(a) 1,783 70,571
Vital Farms, Inc.* 1,111 27,475
3,934,686
Gas Utilities 0.8%
Brookfield Infrastructure Corp.,
Class A 3,392 227,535
Chesapeake Utilities Corp. 1,784 180,951
New Jersey Resources Corp. 10,187 356,647
Northwest Natural Holding Co. 3,296 153,956
ONE Gas, Inc. 5,618 410,844
RGC Resources, Inc. 917 20,642
South Jersey Industries, Inc. 10,817 249,873
Southwest Gas Holdings, Inc. 6,013 360,539
Spire, Inc. 5,388 329,692
2,290,679
Health Care Equipment & Supplies 3.4%
Accelerate Diagnostics,
Inc.*(a) 3,444 35,335
Accuray, Inc.* 10,494 51,840
Acutus Medical, Inc.*(a) 1,084 28,065
Alphatec Holdings, Inc.* 5,885 87,569
AngioDynamics, Inc.* 4,148 77,733
Antares Pharma, Inc.* 18,720 81,994
Apyx Medical Corp.* 4,134 38,405
Aspira Women's Health,
Inc.*(a) 9,187 81,948
AtriCure, Inc.* 4,685 272,808
Atrion Corp. 149 97,069
Avanos Medical, Inc.* 5,075 229,897
Axogen, Inc.* 3,771 65,427
Axonics Modulation
Technologies, Inc.*(a) 3,233 167,146
Bellerophon Therapeutics,
Inc.* 444 3,072
Beyond Air, Inc.* 1,342 7,945
BioLife Solutions, Inc.* 1,516 57,487
BioSig Technologies, Inc.*(a) 2,445 10,831
Cantel Medical Corp.* 4,080 322,198
Cardiovascular Systems, Inc.* 4,106 184,729
Cerus Corp.* 17,606 116,024
Chembio Diagnostics, Inc.*(a) 1,867 12,304
Co-Diagnostics, Inc.*(a) 3,006 38,597

94 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
CONMED Corp. 2,921 326,860
CryoLife, Inc.* 4,238 101,415
CryoPort, Inc.* 3,721 253,772
Cutera, Inc.* 1,669 40,406
CytoSorbents Corp.* 4,022 42,191
Eargo, Inc.* 854 44,903
Electromed, Inc.* 833 8,280
FONAR Corp.* 745 13,276
GenMark Diagnostics, Inc.* 7,301 100,827
Glaukos Corp.* 4,563 404,692
Heska Corp.* 738 123,512
Inari Medical, Inc.* 857 81,775
Inogen, Inc.* 1,941 94,973
Integer Holdings Corp.* 3,496 258,005
Intersect ENT, Inc.* 3,484 78,285
IntriCon Corp.* 1,035 18,972
Invacare Corp. 3,490 32,666
iRadimed Corp.* 520 12,865
iRhythm Technologies, Inc.* 3,088 520,081
Lantheus Holdings, Inc.* 7,202 117,177
LeMaitre Vascular, Inc.(a) 1,720 82,663
LENSAR, Inc.* 957 6,689
LivaNova plc* 5,259 330,791
Meridian Bioscience, Inc.* 4,520 99,892
Merit Medical Systems, Inc.* 5,841 316,290
Mesa Laboratories, Inc.(a) 501 138,847
Milestone Scientific, Inc.*(a) 4,670 13,169
Misonix, Inc.* 1,042 14,338
Natus Medical, Inc.* 3,500 85,295
Nemaura Medical, Inc.* 881 3,744
Neogen Corp.* 5,638 455,945
Nevro Corp.* 3,616 585,033
NuVasive, Inc.* 5,490 295,033
OraSure Technologies, Inc.* 7,446 113,403
Orthofix Medical, Inc.* 1,884 76,132
OrthoPediatrics Corp.*(a) 1,320 60,958
Outset Medical, Inc.* 1,064 55,147
PAVmed, Inc.* 3,506 7,187
Pulmonx Corp.* 1,241 70,389
Pulse Biosciences, Inc.*(a) 1,336 45,624
Quotient Ltd.* 7,746 46,941
Repro-Med Systems, Inc.* 2,864 11,571
Retractable Technologies,
Inc.*(a) 1,297 20,869
Rockwell Medical, Inc.* 9,454 11,345
SeaSpine Holdings Corp.* 3,096 50,341
Shockwave Medical, Inc.* 3,063 355,431
SI-BONE, Inc.* 2,663 77,973
Sientra, Inc.* 4,390 20,589
Silk Road Medical, Inc.* 2,870 156,501
Soliton, Inc.* 749 8,134
STAAR Surgical Co.* 4,932 505,925
Stereotaxis, Inc.* 5,382 25,887
Surgalign Holdings, Inc.* 6,820 11,458
Surmodics, Inc.* 1,390 63,245
Tactile Systems Technology,
Inc.* 1,963 107,082
Tela Bio, Inc.* 644 9,209
TransMedics Group, Inc.*(a) 2,785 63,442
Utah Medical Products, Inc. 310 26,868
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Vapotherm, Inc.* 2,251 77,772
Varex Imaging Corp.* 4,007 77,575
Venus Concept, Inc.* 2,506 4,761
ViewRay, Inc.* 11,306 50,199
VolitionRX Ltd.* 2,576 11,875
Zynex, Inc.*(a) 1,938 35,020
9,429,938
Health Care Providers & Services 2.8%
1Life Healthcare, Inc.* 8,402 425,141
AdaptHealth Corp.* 2,784 106,544
Addus HomeCare Corp.* 1,523 171,414
AMN Healthcare Services,
Inc.* 4,979 359,085
Apollo Medical Holdings, Inc.* 2,129 46,838
Avalon GloboCare Corp.*(a) 2,534 3,142
BioTelemetry, Inc.* 3,583 256,041
Brookdale Senior Living, Inc.* 19,683 97,234
Castle Biosciences, Inc.* 1,302 87,013
Community Health Systems,
Inc.* 8,810 82,109
CorVel Corp.* 958 94,670
Covetrus, Inc.* 12,420 423,149
Cross Country Healthcare,
Inc.* 3,635 31,843
Ensign Group, Inc. (The) 5,525 432,497
Enzo Biochem, Inc.* 5,766 16,260
Exagen, Inc.* 547 8,588
Five Star Senior Living, Inc.* 1,773 12,819
Fulgent Genetics, Inc.*(a) 1,449 160,100
Hanger, Inc.* 3,956 81,058
HealthEquity, Inc.* 8,047 672,327
InfuSystem Holdings, Inc.* 1,605 28,280
Joint Corp. (The)* 1,296 42,159
LHC Group, Inc.* 3,241 645,672
Magellan Health, Inc.* 2,506 235,514
MEDNAX, Inc.* 7,852 214,124
ModivCare, Inc.* 1,292 204,872
National HealthCare Corp. 1,352 86,596
National Research Corp. 1,522 68,947
Ontrak, Inc.* 884 70,092
Option Care Health, Inc.* 4,864 89,887
Owens & Minor, Inc. 7,761 225,690
Patterson Cos., Inc.(a) 9,147 289,777
Pennant Group, Inc. (The)* 2,768 148,835
PetIQ, Inc.*(a) 2,368 82,075
Progyny, Inc.* 2,853 133,435
R1 RCM, Inc.* 11,867 299,404
RadNet, Inc.* 4,798 85,932
Select Medical Holdings Corp.* 11,622 298,685
Sharps Compliance Corp.* 1,434 18,957
Surgery Partners, Inc.* 2,381 88,764
Tenet Healthcare Corp.* 11,262 532,355
Tivity Health, Inc.* 4,604 103,820
Triple-S Management Corp.,
Class B* 2,304 53,983
US Physical Therapy, Inc. 1,357 163,301
Viemed Healthcare, Inc.* 4,035 33,854
7,812,882

Nationwide Small Cap Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
Health Care Technology 1.3%
Accolade, Inc.*(a) 1,292 65,491
Allscripts Healthcare Solutions,
Inc.* 16,803 277,249
Computer Programs &
Systems, Inc. 1,315 40,476
Evolent Health, Inc., Class A* 7,952 135,741
Health Catalyst, Inc.* 3,595 178,600
HealthStream, Inc.* 2,948 68,629
HMS Holdings Corp.* 9,471 348,722
iCAD, Inc.* 2,285 34,709
Inovalon Holdings, Inc., Class
A* 7,870 192,028
Inspire Medical Systems, Inc.* 2,796 563,422
NantHealth, Inc.*(a) 3,319 14,006
NextGen Healthcare, Inc.* 6,270 124,021
Omnicell, Inc.* 4,539 534,694
OptimizeRx Corp.* 1,486 67,078
Phreesia, Inc.* 3,552 231,910
Schrodinger, Inc.* 3,157 285,172
Simulations Plus, Inc. 1,578 124,883
Tabula Rasa HealthCare,
Inc.*(a) 2,169 123,178
Vocera Communications, Inc.* 3,426 150,573
3,560,582
Hotels, Restaurants & Leisure 3.7%
Accel Entertainment, Inc.* 4,582 44,125
Bally's Corp.(a) 1,857 97,455
Biglari Holdings, Inc., Class A* 13 7,424
Biglari Holdings, Inc., Class B* 17 1,951
BJ's Restaurants, Inc.* 2,459 114,934
Bloomin' Brands, Inc. 9,312 196,204
Bluegreen Vacations Corp. 905 6,996
Bluegreen Vacations Holding
Corp.* 1,391 18,208
Boyd Gaming Corp.* 8,778 396,415
Brinker International, Inc. 4,774 281,093
Caesars Entertainment, Inc.* 19,246 1,354,726
Carrols Restaurant Group,
Inc.* 4,193 25,745
Century Casinos, Inc.* 3,456 24,019
Cheesecake Factory, Inc.
(The) 4,622 207,851
Churchill Downs, Inc. 4,062 761,422
Chuy's Holdings, Inc.* 2,015 70,686
Cracker Barrel Old Country
Store, Inc. 2,534 342,876
Dave & Buster's
Entertainment, Inc.* 4,799 163,262
Del Taco Restaurants, Inc.* 2,880 27,706
Denny's Corp.* 6,463 101,663
Dine Brands Global, Inc. 1,657 113,935
El Pollo Loco Holdings, Inc.* 2,145 43,651
Everi Holdings, Inc.* 8,602 112,514
Fiesta Restaurant Group, Inc.* 2,020 30,421
GAN Ltd.* 2,575 60,796
Golden Entertainment, Inc.* 1,541 26,197
Hilton Grand Vacations, Inc.* 9,056 269,144
International Game
Technology plc 10,721 172,715
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Jack in the Box, Inc. 2,419 227,725
Kura Sushi USA, Inc., Class A* 421 9,536
Lindblad Expeditions Holdings,
Inc.*(a) 2,907 45,640
Marriott Vacations Worldwide
Corp. 4,322 530,569
Monarch Casino & Resort,
Inc.* 1,347 71,189
Nathan's Famous, Inc. 349 19,373
Noodles & Co.* 3,587 30,382
Papa John's International, Inc. 3,497 357,673
Penn National Gaming, Inc.* 16,653 1,727,249
PlayAGS, Inc.* 3,335 17,175
RCI Hospitality Holdings, Inc. 784 30,168
Red Robin Gourmet Burgers,
Inc.* 1,455 38,106
Red Rock Resorts, Inc., Class
A 7,127 167,342
Ruth's Hospitality Group, Inc. 3,491 63,501
Scientific Games Corp.* 6,155 241,399
SeaWorld Entertainment, Inc.* 5,346 152,735
Shake Shack, Inc., Class A* 3,750 425,325
Target Hospitality Corp.* 4,070 7,204
Texas Roadhouse, Inc. 7,064 538,347
Wingstop, Inc. 3,145 471,907
10,246,679
Household Durables 2.0%
Beazer Homes USA, Inc.* 3,115 51,771
Casper Sleep, Inc.* 2,775 21,978
Cavco Industries, Inc.* 996 187,905
Century Communities, Inc.* 3,188 149,645
Ethan Allen Interiors, Inc. 2,449 57,919
GoPro, Inc., Class A* 13,079 117,057
Green Brick Partners, Inc.* 2,650 52,735
Hamilton Beach Brands
Holding Co., Class A 596 11,437
Helen of Troy Ltd.* 2,703 660,208
Hooker Furniture Corp. 1,389 41,851
Installed Building Products,
Inc.*(a) 2,443 256,344
iRobot Corp.* 2,952 354,535
KB Home 9,429 392,624
La-Z-Boy, Inc. 4,884 189,109
Legacy Housing Corp.* 1,044 14,793
LGI Homes, Inc.* 2,373 253,223
Lifetime Brands, Inc. 1,472 20,461
Lovesac Co. (The)* 934 52,808
M/I Homes, Inc.* 2,938 145,049
MDC Holdings, Inc. 5,410 281,428
Meritage Homes Corp.* 3,994 320,558
Purple Innovation, Inc.* 1,771 60,285
Skyline Champion Corp.* 5,635 189,505
Sonos, Inc.* 8,613 225,230
Taylor Morrison Home Corp.* 13,495 350,600
TopBuild Corp.* 3,537 707,223
TRI Pointe Group, Inc.* 13,304 268,741
Tupperware Brands Corp.* 5,242 157,679
Turtle Beach Corp.* 1,315 39,319
Universal Electronics, Inc.*(a) 1,512 82,011

96 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Household Durables
VOXX International Corp.* 1,863 34,801
5,748,832
Household Products 0.2%
Central Garden & Pet Co.* 924 39,076
Central Garden & Pet Co.,
Class A* 4,223 164,697
Oil-Dri Corp. of America(a) 538 18,652
WD-40 Co.(a) 1,458 443,830
666,255
Independent Power and Renewable Electricity Producers
0.6%
Atlantic Power Corp.* 8,493 25,139
Brookfield Renewable Corp. 10,966 613,548
Clearway Energy, Inc., Class A 3,644 105,056
Clearway Energy, Inc., Class C 8,893 275,505
Ormat Technologies, Inc. 4,273 487,806
Sunnova Energy International,
Inc.* 5,734 251,436
1,758,490
Industrial Conglomerates 0.0%
†
Raven Industries, Inc. 3,928 126,757
Insurance 1.8%
Ambac Financial Group, Inc.* 4,623 66,664
American Equity Investment
Life Holding Co. 10,057 293,564
AMERISAFE, Inc. 2,002 111,111
Argo Group International
Holdings Ltd. 3,438 138,723
BRP Group, Inc., Class A* 4,678 108,576
Citizens, Inc.*(a) 4,681 28,320
CNO Financial Group, Inc. 14,821 314,353
Crawford & Co., Class A 1,976 15,037
Donegal Group, Inc., Class A 1,392 19,307
eHealth, Inc.* 2,787 133,358
Employers Holdings, Inc. 3,098 94,489
Enstar Group Ltd.* 1,299 260,073
FBL Financial Group, Inc.,
Class A 1,057 59,234
FedNat Holding Co. 1,541 8,013
Fidelity National Financial, Inc. 1,442 52,345
Genworth Financial, Inc.,
Class A* 53,785 152,749
Goosehead Insurance, Inc.,
Class A 1,396 186,506
Greenlight Capital Re Ltd.,
Class A* 3,197 24,010
HCI Group, Inc. 715 39,775
Heritage Insurance Holdings,
Inc. 2,920 27,214
Horace Mann Educators Corp. 4,394 172,113
Independence Holding Co. 452 17,407
Investors Title Co. 153 21,879
James River Group Holdings
Ltd. 3,252 144,649
Kinsale Capital Group, Inc. 2,261 424,073
MBIA, Inc.* 4,952 30,405
National Western Life Group,
Inc., Class A 271 48,780
Common Stocks
Shares Value ($)
Insurance
NI Holdings, Inc.* 857 14,569
Palomar Holdings, Inc.* 2,169 216,011
ProAssurance Corp. 5,728 104,994
ProSight Global, Inc.* 1,141 14,205
Protective Insurance Corp.,
Class B 904 12,719
RLI Corp. 4,258 412,089
Safety Insurance Group, Inc. 1,493 109,646
Selective Insurance Group,
Inc. 6,319 410,609
Selectquote, Inc.* 3,270 69,062
State Auto Financial Corp. 1,968 32,551
Stewart Information Services
Corp. 2,778 128,844
Third Point Reinsurance Ltd.* 8,441 77,910
Tiptree, Inc. 2,901 14,128
Trean Insurance Group, Inc.* 1,249 18,598
Trupanion, Inc.* 3,205 359,601
United Fire Group, Inc. 2,068 56,953
United Insurance Holdings
Corp. 2,471 12,553
Universal Insurance Holdings,
Inc. 2,884 38,617
Watford Holdings Ltd.* 1,798 62,139
5,158,525
Interactive Media & Services 0.4%
Cargurus, Inc.* 9,519 278,431
Cars.com, Inc.* 6,985 81,096
DHI Group, Inc.* 6,378 15,945
Eventbrite, Inc., Class A* 6,872 122,665
EverQuote, Inc., Class A* 1,443 65,022
Liberty TripAdvisor Holdings,
Inc., Class A* 8,337 34,015
MediaAlpha, Inc., Class A* 1,148 63,140
QuinStreet, Inc.* 5,260 111,354
TrueCar, Inc.* 11,189 50,127
Yelp, Inc.* 7,577 246,934
1,068,729
Internet & Direct Marketing Retail 0.9%
1-800-Flowers.com, Inc.,
Class A* 2,847 87,488
CarParts.com, Inc.* 3,650 57,341
Duluth Holdings, Inc., Class
B*(a) 1,323 16,498
Groupon, Inc.* 2,536 86,655
Lands' End, Inc.* 1,216 33,574
Liquidity Services, Inc.* 2,858 55,788
Magnite, Inc.* 11,294 391,224
Overstock.com, Inc.* 4,542 352,459
PetMed Express, Inc.(a) 2,065 78,883
Quotient Technology, Inc.* 9,566 84,755
RealReal, Inc. (The)* 7,010 165,997
Shutterstock, Inc. 2,335 151,752
Stamps.com, Inc.* 1,817 414,839
Stitch Fix, Inc., Class A*(a) 6,452 615,779
Waitr Holdings, Inc.* 8,811 31,191
2,624,223

Nationwide Small Cap Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
IT Services 1.9%
Brightcove, Inc.* 4,060 66,787
Cardtronics plc, Class A* 3,838 149,106
Cass Information Systems,
Inc.(a) 1,605 65,163
Conduent, Inc.* 18,095 87,218
CONTRA
BMTECHNOLOGIES*∞ 432 6,058
CSG Systems International,
Inc. 3,444 148,402
Endurance International Group
Holdings, Inc.* 7,183 68,095
EVERTEC, Inc. 6,565 227,806
Evo Payments, Inc., Class A* 4,269 98,016
ExlService Holdings, Inc.* 3,526 270,374
GreenSky, Inc., Class A* 6,030 29,728
Grid Dynamics Holdings, Inc.* 2,376 30,888
GTT Communications, Inc.*(a) 3,546 16,489
Hackett Group, Inc. (The) 2,949 40,165
I3 Verticals, Inc., Class A* 1,623 47,099
Information Services Group,
Inc.* 4,221 14,900
International Money Express,
Inc.* 2,574 36,757
KBR, Inc. 15,151 440,137
Limelight Networks, Inc.* 13,446 61,247
LiveRamp Holdings, Inc.* 6,843 518,084
ManTech International Corp.,
Class A 2,867 257,141
MAXIMUS, Inc. 6,560 492,394
MoneyGram International,
Inc.* 6,480 49,702
NIC, Inc. 7,032 189,301
Paysign, Inc.* 3,725 17,433
Perficient, Inc.* 3,446 188,186
Perspecta, Inc. 14,881 430,805
PFSweb, Inc.* 1,770 12,160
Priority Technology Holdings,
Inc.* 732 5,739
Rackspace Technology, Inc.* 3,712 85,784
Repay Holdings Corp.* 6,282 139,146
ServiceSource International,
Inc.* 10,066 15,804
StarTek, Inc.* 1,992 17,410
Sykes Enterprises, Inc.* 4,078 157,370
TTEC Holdings, Inc. 1,928 145,718
Tucows, Inc., Class A*(a) 997 79,660
Unisys Corp.* 6,771 161,759
Verra Mobility Corp.* 14,514 185,779
Virtusa Corp.* 3,061 156,264
5,210,074
Leisure Products 0.6%
Acushnet Holdings Corp. 3,659 149,360
American Outdoor Brands,
Inc.* 1,545 29,324
Callaway Golf Co. 9,925 276,808
Clarus Corp. 2,511 40,327
Escalade, Inc. 1,062 22,143
Johnson Outdoors, Inc., Class
A 599 65,309
Common Stocks
Shares Value ($)
Leisure Products
Malibu Boats, Inc., Class A* 2,260 158,449
Marine Products Corp. 524 8,531
MasterCraft Boat Holdings,
Inc.* 1,895 48,379
Nautilus, Inc.* 3,188 78,138
Smith & Wesson Brands, Inc. 5,798 96,015
Sturm Ruger & Co., Inc. 1,783 112,971
Vista Outdoor, Inc.* 6,190 180,562
YETI Holdings, Inc.* 8,550 562,761
1,829,077
Life Sciences Tools & Services 0.9%
Champions Oncology, Inc.* 817 8,971
ChromaDex Corp.* 4,369 20,709
Codexis, Inc.* 5,607 130,587
Fluidigm Corp.* 7,727 50,071
Harvard Bioscience, Inc.* 4,360 20,230
Luminex Corp. 4,702 132,079
Medpace Holdings, Inc.* 3,000 398,370
NanoString Technologies, Inc.* 4,717 330,332
NeoGenomics, Inc.*(a) 11,202 593,930
Pacific Biosciences of
California, Inc.* 18,897 611,318
Personalis, Inc.* 2,392 92,020
Quanterix Corp.* 2,252 145,795
2,534,412
Machinery 3.5%
Alamo Group, Inc. 1,020 142,382
Albany International Corp.,
Class A(a) 3,271 227,400
Altra Industrial Motion Corp. 6,893 354,369
Astec Industries, Inc. 2,414 143,561
Barnes Group, Inc.(a) 4,979 239,340
Blue Bird Corp.* 1,870 38,335
Chart Industries, Inc.* 3,859 463,504
CIRCOR International, Inc.* 2,071 66,210
Columbus McKinnon Corp. 2,495 107,759
Douglas Dynamics, Inc. 2,324 94,819
Eastern Co. (The) 572 13,465
Energy Recovery, Inc.* 4,134 57,215
Enerpac Tool Group Corp. 5,711 115,762
EnPro Industries, Inc. 2,170 156,652
ESCO Technologies, Inc. 2,745 260,995
Evoqua Water Technologies
Corp.* 9,703 264,407
ExOne Co. (The)*(a) 1,345 37,310
Federal Signal Corp. 6,365 208,072
Franklin Electric Co., Inc. 4,921 341,616
Gencor Industries, Inc.* 755 9,671
Gorman-Rupp Co. (The) 1,719 54,148
Graham Corp. 889 13,122
Greenbrier Cos., Inc. (The) 3,417 123,627
Helios Technologies, Inc. 3,363 183,452
Hillenbrand, Inc. 7,939 326,293
Hurco Cos., Inc. 696 20,476
Hyster-Yale Materials
Handling, Inc. 1,147 102,897
John Bean Technologies Corp. 3,347 387,850
Kadant, Inc. 1,215 173,684
Kennametal, Inc. 8,938 338,571

98 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Machinery
L B Foster Co., Class A* 1,248 18,907
Lindsay Corp. 1,173 164,021
Luxfer Holdings plc 2,940 48,422
Lydall, Inc.* 1,706 51,351
Manitowoc Co., Inc. (The)* 3,517 46,213
Mayville Engineering Co., Inc.* 801 11,214
Meritor, Inc.* 7,397 190,917
Miller Industries, Inc. 1,171 46,699
Mueller Industries, Inc. 5,857 200,017
Mueller Water Products, Inc.,
Class A 16,393 196,552
Navistar International Corp.* 5,344 235,136
NN, Inc.* 5,093 30,711
Omega Flex, Inc. 304 56,240
Park-Ohio Holdings Corp. 819 23,088
Proto Labs, Inc.* 2,891 612,314
RBC Bearings, Inc.* 2,651 443,592
REV Group, Inc. 2,531 26,145
Rexnord Corp. 12,872 487,334
Shyft Group, Inc. (The) 3,679 111,106
SPX Corp.* 4,659 240,917
SPX FLOW, Inc.*(a) 4,548 240,908
Standex International Corp. 1,306 106,974
Tennant Co. 1,945 131,774
Terex Corp. 7,233 258,652
TriMas Corp.* 4,393 139,038
Wabash National Corp. 5,597 89,272
Watts Water Technologies,
Inc., Class A 2,957 355,047
Welbilt, Inc.* 14,125 182,354
9,811,879
Marine 0.2%
Costamare, Inc. 5,014 40,112
Eagle Bulk Shipping, Inc.*(a) 809 15,832
Genco Shipping & Trading Ltd. 1,943 15,369
Matson, Inc.(a) 4,625 276,575
Safe Bulkers, Inc.* 7,061 12,286
Scorpio Bulkers, Inc. 717 11,551
SEACOR Holdings, Inc.* 2,131 88,948
460,673
Media 0.8%
AMC Networks, Inc., Class A* 3,038 150,138
Boston Omaha Corp., Class A* 1,255 34,262
Cardlytics, Inc.* 2,775 339,299
comScore, Inc.* 7,838 25,003
Daily Journal Corp.* 126 42,084
Emerald Holding, Inc. 3,007 12,209
Entercom Communications
Corp., Class A 14,197 66,016
Entravision Communications
Corp., Class A 4,701 15,043
EW Scripps Co. (The), Class A 6,253 92,607
Fluent, Inc.* 5,334 28,910
Gannett Co., Inc.* 13,690 61,331
Gray Television, Inc.* 9,180 156,519
Hemisphere Media Group,
Inc.* 1,888 19,711
iHeartMedia, Inc., Class A* 6,201 90,163
Common Stocks
Shares Value ($)
Media
Loral Space &
Communications, Inc. 1,318 33,477
Meredith Corp. 4,383 96,119
MSG Networks, Inc., Class A* 3,232 55,817
National CineMedia, Inc. 6,183 25,752
Saga Communications, Inc.,
Class A 186 4,185
Scholastic Corp. 3,009 77,542
Sinclair Broadcast Group, Inc.,
Class A(a) 4,870 153,454
TechTarget, Inc.* 2,559 191,157
TEGNA, Inc. 23,446 375,839
Tribune Publishing Co. 1,940 28,343
WideOpenWest, Inc.* 5,404 57,553
2,232,533
Metals & Mining 1.5%
Alcoa Corp.* 20,021 360,378
Allegheny Technologies, Inc.* 13,754 233,956
Arconic Corp.* 10,622 267,674
Caledonia Mining Corp. plc 1,227 18,442
Carpenter Technology Corp. 5,075 158,543
Century Aluminum Co.* 5,216 50,856
Cleveland-Cliffs, Inc. 42,219 647,639
Coeur Mining, Inc.* 26,298 237,997
Commercial Metals Co. 12,906 254,119
Compass Minerals
International, Inc. 3,684 214,630
Fortitude Gold Corp.*∞ 2,146 2,253
Gatos Silver, Inc.*(a) 2,526 33,368
Gold Resource Corp. 7,512 21,184
Haynes International, Inc. 1,122 26,019
Hecla Mining Co. 56,396 320,893
Kaiser Aluminum Corp. 1,669 144,702
Materion Corp. 2,227 151,859
Novagold Resources, Inc.* 25,229 230,089
Olympic Steel, Inc. 717 9,787
Ryerson Holding Corp.* 1,675 20,670
Schnitzer Steel Industries,
Inc., Class A 2,892 85,372
SunCoke Energy, Inc. 8,157 40,214
TimkenSteel Corp.* 4,016 20,201
United States Steel Corp.(a) 23,678 420,521
Warrior Met Coal, Inc. 5,409 124,515
Worthington Industries, Inc. 3,879 203,027
4,298,908
Mortgage Real Estate Investment Trusts (REITs) 1.1%
Anworth Mortgage Asset Corp. 11,625 28,365
Apollo Commercial Real
Estate Finance, Inc. 15,067 168,449
Arbor Realty Trust, Inc. 12,335 175,897
Ares Commercial Real Estate
Corp. 2,940 33,281
Arlington Asset Investment
Corp., Class A* 2,889 10,458
ARMOUR Residential REIT,
Inc. 6,867 76,704
Blackstone Mortgage Trust,
Inc., Class A 14,720 392,435
Broadmark Realty Capital, Inc. 13,512 139,039

Nationwide Small Cap Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 99
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Capstead Mortgage Corp. 10,019 53,502
Cherry Hill Mortgage
Investment Corp. 1,946 17,125
Chimera Investment Corp. 20,487 206,919
Colony Credit Real Estate, Inc. 9,144 72,238
Dynex Capital, Inc. 2,308 41,659
Ellington Financial, Inc. 4,353 65,121
Ellington Residential Mortgage
REIT 1,022 12,223
Granite Point Mortgage Trust,
Inc. 5,570 51,912
Great Ajax Corp. 1,697 16,716
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 7,851 464,387
Invesco Mortgage Capital, Inc. 19,033 76,893
KKR Real Estate Finance
Trust, Inc. 3,263 55,863
Ladder Capital Corp. 11,015 108,277
MFA Financial, Inc. 49,436 179,947
New York Mortgage Trust, Inc. 40,488 151,020
Orchid Island Capital, Inc. 8,005 41,386
PennyMac Mortgage
Investment Trust 10,485 180,866
Ready Capital Corp. 4,688 53,349
Redwood Trust, Inc. 11,976 102,754
TPG RE Finance Trust, Inc. 6,386 62,391
Two Harbors Investment Corp. 28,538 173,226
Western Asset Mortgage
Capital Corp. 6,394 18,862
3,231,264
Multiline Retail 0.3%
Big Lots, Inc. 4,174 249,104
Dillard's, Inc., Class A(a) 746 65,506
Macy's, Inc.(a) 33,668 506,367
820,977
Multi-Utilities 0.4%
Avista Corp. 7,255 271,917
Black Hills Corp. 6,750 399,060
NorthWestern Corp. 5,394 293,811
Unitil Corp.(a) 1,654 67,434
1,032,222
Oil, Gas & Consumable Fuels 1.6%
Adams Resources & Energy,
Inc. 290 7,021
Antero Resources Corp.* 25,635 177,907
Arch Resources, Inc. 1,679 80,458
Ardmore Shipping Corp. 4,185 13,392
Berry Corp. 7,965 30,665
Bonanza Creek Energy, Inc.* 2,037 42,084
Brigham Minerals, Inc., Class
A 3,766 50,427
Clean Energy Fuels Corp.* 13,004 133,031
CNX Resources Corp.* 23,671 299,912
Comstock Resources, Inc.* 1,879 8,549
CONSOL Energy, Inc.* 3,017 24,498
Contango Oil & Gas Co.* 10,448 24,971
CVR Energy, Inc. 3,279 56,071
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Delek US Holdings, Inc. 6,555 122,972
DHT Holdings, Inc. 11,265 60,493
Diamond S Shipping, Inc.,
Class S* 2,754 17,598
Dorian LPG Ltd.* 3,788 43,903
Earthstone Energy, Inc., Class
A* 1,859 9,555
Energy Fuels, Inc.* 14,782 56,172
Evolution Petroleum Corp. 3,703 11,776
Falcon Minerals Corp. 4,678 14,315
Frontline Ltd.(a) 12,452 73,467
Golar LNG Ltd.* 9,600 103,968
Goodrich Petroleum Corp.* 1,170 11,314
Green Plains, Inc.* 3,583 68,829
International Seaways, Inc. 2,346 37,559
Kosmos Energy Ltd. 45,337 100,648
Magnolia Oil & Gas Corp.,
Class A* 13,385 113,371
Matador Resources Co.* 11,955 182,672
NACCO Industries, Inc., Class
A 539 12,920
NextDecade Corp.* 3,346 7,796
Nordic American Tankers Ltd. 16,359 48,423
Overseas Shipholding Group,
Inc., Class A* 8,148 16,866
Ovintiv, Inc. 27,982 440,996
Par Pacific Holdings, Inc.* 4,184 55,564
PBF Energy, Inc., Class A 10,041 85,047
PDC Energy, Inc.* 10,501 227,977
Peabody Energy Corp.* 5,912 22,643
Penn Virginia Corp.* 1,707 17,138
Petrocorp, Inc.*^∞ 1,500 0
PrimeEnergy Resources
Corp.* 62 2,218
Range Resources Corp.* 23,295 214,547
Renewable Energy Group,
Inc.* 4,125 369,600
REX American Resources
Corp.*(a) 573 43,835
Scorpio Tankers, Inc. 5,199 64,676
SFL Corp. Ltd. 10,939 69,134
SM Energy Co. 11,741 98,507
Southwestern Energy Co.* 69,668 262,648
Talos Energy, Inc.* 1,501 12,698
Tellurian, Inc.*(a) 18,472 55,970
Uranium Energy Corp.* 20,823 33,942
W&T Offshore, Inc.* 8,024 19,418
Whiting Petroleum Corp.* 152 3,092
World Fuel Services Corp. 6,643 203,209
4,366,462
Paper & Forest Products 0.4%
Clearwater Paper Corp.* 1,723 65,612
Domtar Corp. 5,860 175,624
Glatfelter Corp. 4,616 72,240
Louisiana-Pacific Corp. 11,746 446,465
Neenah, Inc. 1,753 89,263
Schweitzer-Mauduit
International, Inc. 3,335 123,862

100 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Paper & Forest Products
Verso Corp., Class A 3,461 39,802
1,012,868
Personal Products 0.4%
BellRing Brands, Inc., Class A* 4,288 99,739
Edgewell Personal Care Co. 5,939 198,363
elf Beauty, Inc.* 4,672 101,663
Inter Parfums, Inc. 1,944 120,878
Lifevantage Corp.* 1,714 15,323
Medifast, Inc. 1,251 293,572
Nature's Sunshine Products,
Inc.* 728 11,684
Revlon, Inc., Class A*(a) 882 10,143
USANA Health Sciences, Inc.* 1,189 98,402
Veru, Inc.*(a) 5,127 45,220
994,987
Pharmaceuticals 1.5%
AcelRx Pharmaceuticals,
Inc.*(a) 9,771 21,496
Aerie Pharmaceuticals, Inc.*(a) 3,605 61,970
Agile Therapeutics, Inc.* 7,787 21,959
Amneal Pharmaceuticals, Inc.* 10,204 49,081
Amphastar Pharmaceuticals,
Inc.* 3,708 67,411
ANI Pharmaceuticals, Inc.* 849 24,230
Aquestive Therapeutics, Inc.* 2,102 11,120
Arvinas, Inc.* 3,106 234,317
Atea Pharmaceuticals, Inc.*(a) 1,550 113,150
Athira Pharma, Inc.* 1,373 29,272
Avenue Therapeutics, Inc.* 673 3,984
Axsome Therapeutics, Inc.* 3,051 207,743
Aytu BioScience, Inc.* 345 2,463
BioDelivery Sciences
International, Inc.* 10,145 39,058
Cara Therapeutics, Inc.* 4,128 77,194
Cassava Sciences, Inc.*(a) 1,944 38,530
Cerecor, Inc.* 4,624 14,566
Chiasma, Inc.* 6,057 23,986
Collegium Pharmaceutical,
Inc.* 3,576 86,325
Corcept Therapeutics, Inc.* 10,343 292,293
CorMedix, Inc.* 2,936 25,690
Cymabay Therapeutics, Inc.* 7,507 40,162
Durect Corp.* 23,134 47,656
Eloxx Pharmaceuticals, Inc.* 3,052 10,499
Endo International plc*(a) 24,260 176,613
Eton Pharmaceuticals, Inc.*(a) 1,832 16,341
Evofem Biosciences, Inc.*(a) 9,039 23,773
Evolus, Inc.*(a) 2,840 19,198
Fulcrum Therapeutics, Inc.* 1,471 16,269
Graybug Vision, Inc.* 698 21,394
Harmony Biosciences
Holdings, Inc.* 664 23,811
Harrow Health, Inc.* 2,839 25,551
IMARA, Inc.* 616 8,020
Innoviva, Inc.* 6,612 79,410
Intra-Cellular Therapies, Inc.* 7,000 225,050
Kala Pharmaceuticals, Inc.*(a) 4,543 33,754
Kaleido Biosciences, Inc.*(a) 1,324 19,794
Lannett Co., Inc.* 3,697 28,652
Common Stocks
Shares Value ($)
Pharmaceuticals
Liquidia Technologies, Inc.* 2,402 6,581
Lyra Therapeutics, Inc.* 564 5,961
Marinus Pharmaceuticals, Inc.* 2,539 31,560
NGM Biopharmaceuticals,
Inc.* 2,464 63,226
Ocular Therapeutix, Inc.* 7,330 133,040
Odonate Therapeutics, Inc.* 1,555 35,936
Omeros Corp.*(a) 6,153 119,737
Optinose, Inc.*(a) 3,925 15,622
Osmotica Pharmaceuticals
plc*(a) 1,435 5,984
Pacira BioSciences, Inc.*(a) 4,506 297,756
Paratek Pharmaceuticals, Inc.* 4,557 29,575
Phathom Pharmaceuticals,
Inc.*(a) 1,077 41,465
Phibro Animal Health Corp.,
Class A 2,338 48,490
Pliant Therapeutics, Inc.* 1,126 27,711
Prestige Consumer
Healthcare, Inc.* 5,357 214,280
Provention Bio, Inc.* 5,017 69,084
Recro Pharma, Inc.* 2,427 7,597
Relmada Therapeutics,
Inc.*(a) 1,665 54,412
Revance Therapeutics, Inc.* 6,764 172,076
Satsuma Pharmaceuticals,
Inc.* 1,097 6,385
scPharmaceuticals, Inc.* 688 4,362
SIGA Technologies, Inc.* 6,258 40,427
Strongbridge Biopharma plc* 4,463 12,050
Supernus Pharmaceuticals,
Inc.* 5,310 156,061
Tarsus Pharmaceuticals,
Inc.*(a) 657 24,769
TherapeuticsMD, Inc.*(a) 23,041 38,018
Theravance Biopharma, Inc.* 4,879 90,945
Tricida, Inc.* 3,307 21,760
Verrica Pharmaceuticals, Inc.* 1,636 19,223
VYNE Therapeutics, Inc.* 13,402 26,536
WaVe Life Sciences Ltd.* 2,884 29,330
Xeris Pharmaceuticals, Inc.*(a) 4,653 23,637
Zogenix, Inc.* 6,154 116,680
4,252,061
Professional Services 1.2%
Acacia Research Corp.* 4,922 27,563
Akerna Corp.*(a) 1,235 7,188
ASGN, Inc.* 5,426 449,870
Barrett Business Services, Inc. 821 51,764
BG Staffing, Inc. 1,247 15,737
CBIZ, Inc.* 5,590 144,837
CRA International, Inc. 744 39,588
Exponent, Inc. 5,489 453,282
Forrester Research, Inc.* 1,205 47,790
Franklin Covey Co.* 1,259 30,279
GP Strategies Corp.* 1,471 17,770
Heidrick & Struggles
International, Inc. 1,971 57,474
Huron Consulting Group, Inc.* 2,405 127,369
ICF International, Inc. 1,980 152,717

Nationwide Small Cap Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Professional Services
Insperity, Inc. 3,836 301,088
Kelly Services, Inc., Class A 3,520 68,710
Kforce, Inc. 2,203 93,958
Korn Ferry 5,793 264,161
Mastech Digital, Inc.* 496 8,090
Mistras Group, Inc.* 1,957 13,523
Red Violet, Inc.* 690 15,456
Resources Connection, Inc. 3,310 38,197
TriNet Group, Inc.* 4,402 326,232
TrueBlue, Inc.* 3,759 69,880
Upwork, Inc.* 9,914 410,935
Willdan Group, Inc.* 1,187 53,047
3,286,505
Real Estate Management & Development 0.8%
Altisource Portfolio Solutions
SA* 111 1,124
Cushman & Wakefield plc* 12,280 175,972
eXp World Holdings, Inc.* 2,619 279,159
Fathom Holdings, Inc.* 528 19,953
Forestar Group, Inc.* 1,936 41,605
FRP Holdings, Inc.* 709 30,622
Indus Realty Trust, Inc. 257 16,379
Kennedy-Wilson Holdings, Inc. 12,907 221,871
Marcus & Millichap, Inc.* 2,454 87,681
Maui Land & Pineapple Co.,
Inc.* 609 7,040
Newmark Group, Inc., Class A 15,781 106,680
Rafael Holdings, Inc., Class B* 873 20,498
RE/MAX Holdings, Inc., Class
A 1,879 68,057
Realogy Holdings Corp.* 12,147 172,487
Redfin Corp.* 10,489 746,922
RMR Group, Inc. (The), Class
A 1,594 58,787
St Joe Co. (The) 3,605 160,423
Stratus Properties, Inc.* 627 16,390
Tejon Ranch Co.* 2,385 37,993
Transcontinental Realty
Investors, Inc.* 239 5,112
2,274,755
Road & Rail 0.5%
ArcBest Corp. 2,693 124,821
Avis Budget Group, Inc.* 5,595 231,297
Covenant Logistics Group,
Inc.* 1,155 17,429
Daseke, Inc.* 4,709 24,769
Heartland Express, Inc. 5,349 100,401
Marten Transport Ltd. 6,393 101,329
PAM Transportation Services,
Inc.* 240 12,396
Saia, Inc.* 2,809 496,491
Universal Logistics Holdings,
Inc. 692 14,670
US Xpress Enterprises, Inc.,
Class A* 2,536 17,118
Werner Enterprises, Inc. 6,567 257,689
1,398,410
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries,
Inc.* 4,063 416,782
Alpha & Omega
Semiconductor Ltd.* 2,261 64,981
Ambarella, Inc.* 3,566 336,488
Amkor Technology, Inc. 10,929 169,618
Atomera, Inc.*(a) 1,716 49,283
Axcelis Technologies, Inc.* 3,556 121,757
AXT, Inc.* 4,177 43,148
Brooks Automation, Inc. 7,763 588,125
CEVA, Inc.* 2,254 132,513
CMC Materials, Inc. 3,127 460,638
Cohu, Inc. 4,487 182,531
CyberOptics Corp.* 845 20,441
Diodes, Inc.* 4,573 323,677
DSP Group, Inc.* 2,566 41,390
FormFactor, Inc.* 8,252 337,259
GSI Technology, Inc.* 1,836 13,182
Ichor Holdings Ltd.* 2,436 87,940
Impinj, Inc.*(a) 1,788 94,710
Lattice Semiconductor Corp.* 14,555 583,801
MACOM Technology Solutions
Holdings, Inc.* 5,041 286,631
Maxeon Solar Technologies
Ltd.*(a) 1,141 46,325
MaxLinear, Inc.* 7,330 230,089
NeoPhotonics Corp.*(a) 5,012 55,834
NVE Corp. 460 29,389
Onto Innovation, Inc.* 5,045 272,682
PDF Solutions, Inc.* 3,369 65,089
Photronics, Inc.* 6,659 73,915
Pixelworks, Inc.* 4,276 13,085
Power Integrations, Inc. 6,301 507,546
Rambus, Inc.* 12,121 230,238
Semtech Corp.* 6,884 488,420
Silicon Laboratories, Inc.* 4,617 605,612
SiTime Corp.* 1,024 124,979
SMART Global Holdings, Inc.* 1,404 52,159
SunPower Corp.*(a) 8,075 436,131
Synaptics, Inc.* 3,707 367,808
Ultra Clean Holdings, Inc.* 4,266 164,668
Veeco Instruments, Inc.* 4,969 91,728
8,210,592
Software 5.8%
8x8, Inc.* 11,112 391,698
A10 Networks, Inc.* 6,200 61,566
ACI Worldwide, Inc.* 12,394 475,806
Agilysys, Inc.* 1,982 72,918
Alarm.com Holdings, Inc.* 5,127 476,401
Altair Engineering, Inc., Class
A* 4,568 255,488
American Software, Inc., Class
A 3,019 57,995
Appfolio, Inc., Class A* 1,743 266,348
Appian Corp.*(a) 3,803 830,803
Asure Software, Inc.* 1,174 9,603
Avaya Holdings Corp.* 8,847 196,757
Benefitfocus, Inc.* 3,040 37,392
Blackbaud, Inc. 5,397 358,847

102 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
Blackline, Inc.* 5,436 704,614
Bottomline Technologies DE,
Inc.* 4,792 228,962
Box, Inc., Class A* 15,158 262,840
Cerence, Inc.* 3,995 447,080
ChannelAdvisor Corp.* 3,085 63,243
Cloudera, Inc.* 22,004 336,001
CommVault Systems, Inc.* 4,502 282,636
Cornerstone OnDemand, Inc.* 6,468 264,541
Digimarc Corp.* 1,247 48,458
Digital Turbine, Inc.* 9,052 517,865
Domo, Inc., Class B* 2,843 180,218
Ebix, Inc. 2,756 143,505
eGain Corp.* 1,766 19,426
Envestnet, Inc.* 5,674 435,366
GTY Technology Holdings,
Inc.* 4,860 36,547
Intelligent Systems Corp.* 847 34,295
InterDigital, Inc. 3,290 211,251
J2 Global, Inc.* 4,635 475,736
LivePerson, Inc.* 6,668 422,485
MicroStrategy, Inc., Class
A*(a) 782 482,736
Mimecast Ltd.* 6,106 262,924
Mitek Systems, Inc.* 4,120 66,538
Model N, Inc.* 3,704 125,862
OneSpan, Inc.* 3,567 83,182
Park City Group, Inc.* 1,299 7,846
Ping Identity Holding Corp.* 4,098 122,571
Progress Software Corp. 4,806 193,105
PROS Holdings, Inc.* 4,207 177,283
Q2 Holdings, Inc.* 5,360 686,026
QAD, Inc., Class A 1,195 77,424
Qualys, Inc.* 3,653 505,831
Rapid7, Inc.* 5,429 471,346
Rimini Street, Inc.* 2,428 17,117
SailPoint Technologies
Holdings, Inc.* 9,519 526,496
Sapiens International Corp.
NV 2,695 88,019
SeaChange International, Inc.* 2,749 3,244
SecureWorks Corp., Class A* 1,143 15,819
ShotSpotter, Inc.* 763 35,090
Smith Micro Software, Inc.* 3,873 24,632
Sprout Social, Inc., Class A* 3,058 201,828
SPS Commerce, Inc.* 3,808 376,573
Sumo Logic, Inc.* 1,519 52,269
SVMK, Inc.* 13,224 333,377
Synchronoss Technologies,
Inc.* 4,791 24,147
Telenav, Inc.* 3,855 18,350
Tenable Holdings, Inc.* 7,557 373,996
Upland Software, Inc.* 2,914 138,969
Varonis Systems, Inc.* 3,361 594,124
Verint Systems, Inc.* 6,911 510,239
Veritone, Inc.* 2,187 85,884
VirnetX Holding Corp.(a) 7,092 42,907
Workiva, Inc.* 4,270 416,197
Xperi Holding Corp. 11,164 215,019
Yext, Inc.* 10,762 181,555
Common Stocks
Shares Value ($)
Software
Zix Corp.* 5,643 45,990
Zuora, Inc., Class A* 10,848 160,008
16,351,214
Specialty Retail 3.5%
Aaron's Co., Inc. (The)* 3,728 63,152
Abercrombie & Fitch Co.,
Class A 6,592 152,078
Academy Sports & Outdoors,
Inc.*(a) 1,881 40,442
American Eagle Outfitters, Inc. 16,119 365,740
America's Car-Mart, Inc.* 686 81,483
Asbury Automotive Group,
Inc.* 2,073 295,631
At Home Group, Inc.* 5,697 138,836
Bed Bath & Beyond, Inc.(a) 13,519 477,626
Boot Barn Holdings, Inc.* 3,144 179,963
Buckle, Inc. (The) 3,048 119,847
Caleres, Inc. 3,943 59,579
Camping World Holdings, Inc.,
Class A 3,463 118,296
Cato Corp. (The), Class A 2,412 27,424
Chico's FAS, Inc. 13,352 29,508
Children's Place, Inc. (The)*(a) 1,499 110,132
Citi Trends, Inc. 1,140 67,260
Conn's, Inc.* 1,723 27,103
Container Store Group, Inc.
(The)* 1,909 26,020
Designer Brands, Inc., Class A 6,145 75,276
Envela Corp.* 1,226 7,675
Express, Inc.*(a) 7,889 47,334
GameStop Corp., Class A*(a) 5,853 1,902,225
Genesco, Inc.* 1,410 54,722
Group 1 Automotive, Inc. 1,861 256,111
GrowGeneration Corp.*(a) 3,989 172,285
Guess?, Inc. 4,249 98,662
Haverty Furniture Cos., Inc. 1,789 58,482
Hibbett Sports, Inc.* 1,844 104,094
Lithia Motors, Inc., Class A 2,755 877,963
Lumber Liquidators Holdings,
Inc.* 3,061 85,586
MarineMax, Inc.* 2,145 89,725
Michaels Cos., Inc. (The)* 7,845 121,598
Monro, Inc. 3,569 208,679
Murphy USA, Inc. 2,886 359,509
National Vision Holdings,
Inc.*(a) 8,668 401,935
ODP Corp. (The) 5,641 240,814
OneWater Marine, Inc., Class
A* 916 29,614
Rent-A-Center, Inc. 5,132 222,216
Restoration Hardware
Holdings, Inc.* 1,681 799,080
Sally Beauty Holdings, Inc.* 12,169 183,752
Shoe Carnival, Inc. 969 45,533
Signet Jewelers Ltd.* 5,502 223,491
Sleep Number Corp.* 2,903 312,769
Sonic Automotive, Inc., Class
A 2,554 104,535

Nationwide Small Cap Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 103
Common Stocks
Shares Value ($)
Specialty Retail
Sportsman's Warehouse
Holdings, Inc.* 4,618 80,907
Tilly's, Inc., Class A 2,033 19,923
Urban Outfitters, Inc.* 7,306 200,404
Winmark Corp.(a) 313 53,407
Zumiez, Inc.* 2,318 99,860
9,918,286
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.*(a) 12,481 443,575
Avid Technology, Inc.* 3,378 57,561
Corsair Gaming, Inc.*(a) 2,441 92,221
Diebold Nixdorf, Inc.* 7,450 101,767
Eastman Kodak Co.*(a) 1,832 17,569
Immersion Corp.* 2,106 26,641
Intevac, Inc.* 2,539 17,011
Quantum Corp.* 3,774 26,909
Super Micro Computer, Inc.* 4,739 146,909
930,163
Textiles, Apparel & Luxury Goods 0.9%
Crocs, Inc.* 7,136 499,663
Deckers Outdoor Corp.* 2,991 873,312
Fossil Group, Inc.* 4,873 70,659
G-III Apparel Group Ltd.* 4,704 127,196
Kontoor Brands, Inc. 5,530 199,744
Lakeland Industries, Inc.*(a) 882 24,520
Movado Group, Inc. 1,928 39,832
Oxford Industries, Inc. 1,783 116,323
Rocky Brands, Inc. 807 27,809
Steven Madden Ltd. 8,818 296,285
Superior Group of Cos., Inc. 1,226 27,990
Unifi, Inc.* 1,500 35,925
Vera Bradley, Inc.* 2,432 20,550
Wolverine World Wide, Inc. 8,527 244,213
2,604,021
Thrifts & Mortgage Finance 1.6%
Axos Financial, Inc.* 6,115 238,179
Bogota Financial Corp.* 363 3,292
Bridgewater Bancshares, Inc.* 2,562 32,896
Capitol Federal Financial, Inc. 13,925 172,949
Columbia Financial, Inc.*(a) 5,090 78,488
ESSA Bancorp, Inc. 965 13,780
Essent Group Ltd. 11,775 492,548
Federal Agricultural Mortgage
Corp., Class C 1,015 77,140
Flagstar Bancorp, Inc. 5,142 220,335
FS Bancorp, Inc. 318 17,051
Greene County Bancorp, Inc. 344 8,160
Hingham Institution for
Savings 169 37,055
Home Bancorp, Inc. 908 25,569
HomeStreet, Inc. 2,355 85,722
Kearny Financial Corp. 8,940 92,529
Luther Burbank Corp. 2,014 19,717
Merchants Bancorp 894 26,659
Meridian Bancorp, Inc. 4,732 71,690
Meta Financial Group, Inc. 3,426 132,346
MMA Capital Holdings, Inc.* 584 13,829
Mr. Cooper Group, Inc.* 8,081 220,046
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
NMI Holdings, Inc., Class A* 8,882 188,387
Northfield Bancorp, Inc. 4,967 61,392
Northwest Bancshares, Inc.(a) 12,599 160,637
Oconee Federal Financial
Corp. 196 4,781
OP Bancorp 1,643 12,470
PCSB Financial Corp. 1,679 24,740
PDL Community Bancorp* 715 6,735
PennyMac Financial Services,
Inc. 4,536 263,088
Pioneer Bancorp, Inc.* 1,383 14,452
Premier Financial Corp. 3,930 109,097
Provident Bancorp, Inc. 791 9,120
Provident Financial Holdings,
Inc. 656 10,529
Provident Financial Services,
Inc. 7,553 139,882
Prudential Bancorp, Inc. 1,148 13,558
Radian Group, Inc. 20,460 392,832
Riverview Bancorp, Inc. 1,702 8,867
Security National Financial
Corp., Class A* 758 6,519
Southern Missouri Bancorp,
Inc. 959 29,393
Standard AVB Financial Corp. 381 12,501
Sterling Bancorp, Inc. 2,193 10,263
Territorial Bancorp, Inc. 873 20,830
Timberland Bancorp, Inc. 928 23,432
TrustCo Bank Corp. 10,123 62,965
Walker & Dunlop, Inc. 3,023 248,853
Washington Federal, Inc. 8,136 213,001
Waterstone Financial, Inc. 2,233 41,244
Western New England
Bancorp, Inc. 2,933 18,801
WSFS Financial Corp. 5,364 230,491
4,418,840
Tobacco 0.1%
Turning Point Brands, Inc. 1,344 63,302
Universal Corp. 2,616 119,996
Vector Group Ltd. 14,774 173,447
356,745
Trading Companies & Distributors 1.3%
Alta Equipment Group, Inc.* 2,144 20,347
Applied Industrial
Technologies, Inc. 4,132 290,851
Beacon Roofing Supply, Inc.* 5,837 232,137
Boise Cascade Co. 4,157 197,998
CAI International, Inc. 1,799 58,413
DXP Enterprises, Inc.* 1,535 35,597
EVI Industries, Inc.*(a) 556 19,966
GATX Corp. 3,721 345,309
General Finance Corp.* 1,359 10,029
GMS, Inc.* 4,414 127,962
H&E Equipment Services, Inc. 3,518 96,675
Herc Holdings, Inc.* 2,573 164,621
Lawson Products, Inc.* 539 26,729
MRC Global, Inc.* 7,907 54,637
Nesco Holdings, Inc.* 839 6,393
NOW, Inc.* 11,996 99,447

104 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Rush Enterprises, Inc., Class A 4,308 180,893
Rush Enterprises, Inc., Class
B 710 27,498
SiteOne Landscape Supply,
Inc.* 4,695 740,308
Systemax, Inc. 1,316 50,574
Textainer Group Holdings Ltd.* 5,179 93,792
Titan Machinery, Inc.* 2,323 49,480
Transcat, Inc.* 776 28,378
Triton International Ltd. 6,459 299,310
Veritiv Corp.* 1,215 22,259
WESCO International, Inc.* 5,293 402,850
Willis Lease Finance Corp.* 380 10,534
3,692,987
Water Utilities 0.4%
American States Water Co. 3,942 304,559
Artesian Resources Corp.,
Class A 916 37,446
Cadiz, Inc.*(a) 2,243 25,032
California Water Service
Group(a) 5,257 287,242
Consolidated Water Co. Ltd.,
Class D 1,436 18,194
Global Water Resources, Inc. 1,383 22,225
Middlesex Water Co. 1,838 146,305
Pure Cycle Corp.* 2,316 24,712
SJW Group 2,820 186,599
York Water Co. (The) 1,365 59,296
1,111,610
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.* 4,630 53,430
Gogo, Inc.*(a) 5,938 79,569
Shenandoah
Telecommunications Co. 5,165 200,764
Spok Holdings, Inc. 2,204 24,508
358,271
Total Common Stocks
(cost $203,933,557) 277,699,872
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*∞ 1,489 0
Oncternal Therapeutics, Inc.,
CVR*∞ 95 195
195
Total Rights
(cost $4,467) 195
Short-Term Investment 5.2%
Shares Value ($)
Money Market Fund 5.2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(c)(d) 14,551,863 14,551,863
Total Short-Term Investment
(cost $14,551,863) 14,551,863
Total Investments
(cost $218,489,887) — 104.3% 292,251,930
Liabilities in excess of other assets — (4.3)% (11,932,205)
NET ASSETS — 100.0%
$ 280,319,725
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at January
31, 2021. The total value of securities on loan at January
31, 2021 was $20,337,651, which was collateralized by
cash used to purchase a money market fund with a total
value of $14,551,863 and by $5,572,967 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 3.13%, and maturity dates ranging from
4/8/2021 – 2/15/2049; a total value of $20,124,830.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at January 31, 2021 was
$270,316 which represents 0.10% of net assets.
(c) Represents 7-day effective yield as of January 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2021 was $14,551,863.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

Nationwide Small Cap Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 105
Futures contracts outstanding as of January 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 29 3/2021 USD 2,998,890 10,215
10,215
At January 31, 2021, the Fund had $230,600 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

106 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 2,424,472 $ – $ – $ 2,424,472
Air Freight & Logistics 794,159 – – 794,159
Airlines 845,674 – – 845,674

Nationwide Small Cap Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 107
Level 1 Level 2 Level 3 Total
Assets:
Auto Components $ 3,882,384 $ – $ – $ 3,882,384
Automobiles 236,392 – – 236,392
Banks 21,020,637 – – 21,020,637
Beverages 895,672 – – 895,672
Biotechnology 31,624,774 – – 31,624,774
Building Products 4,423,816 – – 4,423,816
Capital Markets 4,080,491 – – 4,080,491
Chemicals 4,527,056 – – 4,527,056
Commercial Services & Supplies 5,204,587 – – 5,204,587
Communications Equipment 2,503,824 – – 2,503,824
Construction & Engineering 3,897,223 – – 3,897,223
Construction Materials 413,121 – – 413,121
Consumer Finance 1,844,636 – – 1,844,636
Containers & Packaging 593,067 – – 593,067
Distributors 188,641 – – 188,641
Diversified Consumer Services 1,529,647 – – 1,529,647
Diversified Financial Services 479,405 – – 479,405
Diversified Telecommunication Services 2,132,161 – – 2,132,161
Electric Utilities 1,612,563 – – 1,612,563
Electrical Equipment 6,265,451 – – 6,265,451
Electronic Equipment, Instruments &
Components 5,902,321 – – 5,902,321
Energy Equipment & Services 1,919,036 – – 1,919,036
Entertainment 800,640 – – 800,640
Equity Real Estate Investment Trusts
(REITs) 13,999,241 – – 13,999,241
Food & Staples Retailing 2,230,728 – – 2,230,728
Food Products 3,934,686 – – 3,934,686
Gas Utilities 2,290,679 – – 2,290,679
Health Care Equipment & Supplies 9,429,938 – – 9,429,938
Health Care Providers & Services 7,812,882 – – 7,812,882
Health Care Technology 3,560,582 – – 3,560,582
Hotels, Restaurants & Leisure 10,246,679 – – 10,246,679
Household Durables 5,748,832 – – 5,748,832
Household Products 666,255 – – 666,255
Independent Power and Renewable
Electricity Producers 1,758,490 – – 1,758,490
Industrial Conglomerates 126,757 – – 126,757
Insurance 5,158,525 – – 5,158,525
Interactive Media & Services 1,068,729 – – 1,068,729
Internet & Direct Marketing Retail 2,624,223 – – 2,624,223
IT Services 5,204,016 6,058 – 5,210,074
Leisure Products 1,829,077 – – 1,829,077
Life Sciences Tools & Services 2,534,412 – – 2,534,412
Machinery 9,811,879 – – 9,811,879
Marine 460,673 – – 460,673
Media 2,232,533 – – 2,232,533
Metals & Mining 4,296,655 2,253 – 4,298,908
Mortgage Real Estate Investment Trusts
(REITs) 3,231,264 – – 3,231,264
Multiline Retail 820,977 – – 820,977
Multi-Utilities 1,032,222 – – 1,032,222
Oil, Gas & Consumable Fuels 4,366,462 – – 4,366,462
Paper & Forest Products 1,012,868 – – 1,012,868
Personal Products 994,987 – – 994,987
Pharmaceuticals 4,252,061 – – 4,252,061
Professional Services 3,286,505 – – 3,286,505
Real Estate Management & Development 2,274,755 – – 2,274,755
Road & Rail 1,398,410 – – 1,398,410
Semiconductors & Semiconductor
Equipment 8,210,592 – – 8,210,592

108 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Software $ 16,351,214 $ – $ – $ 16,351,214
Specialty Retail 9,918,286 – – 9,918,286
Technology Hardware, Storage &
Peripherals 930,163 – – 930,163
Textiles, Apparel & Luxury Goods 2,604,021 – – 2,604,021
Thrifts & Mortgage Finance 4,418,840 – – 4,418,840
Tobacco 356,745 – – 356,745
Trading Companies & Distributors 3,692,987 – – 3,692,987
Water Utilities 1,111,610 – – 1,111,610
Wireless Telecommunication Services 358,271 – – 358,271
Total Common Stocks $ 277,691,561 $ 8,311 $ – $ 277,699,872
Futures Contracts 10,215 – – 10,215
Rights – 195 – 195
Short-Term Investment 14,551,863 – – 14,551,863
Total $ 292,253,639 $ 8,506 $ – $ 292,262,145
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended January 31, 2021, the Fund held one common stock investment that was categorized as Level 3 investment which was valued at $0.

Nationwide Small Cap Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 109
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2021:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 10,215
Total $ 10,215
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

110 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks 99.9%
Shares Value ($)
Aerospace & Defense 6.5%
Boeing Co. (The) 50,946 9,893,204
General Dynamics Corp. 50,946 7,472,759
L3Harris Technologies, Inc. 50,946 8,737,748
Lockheed Martin Corp. 50,946 16,395,442
Raytheon Technologies Corp. 50,946 3,399,627
45,898,780
Biotechnology 4.4%
Amgen, Inc. 50,946 12,299,893
Biogen, Inc.* 50,946 14,397,849
Gilead Sciences, Inc. 50,946 3,342,058
Myriad Genetics, Inc.* 50,946 1,403,562
31,443,362
Chemicals 0.6%
DuPont de Nemours, Inc. 50,946 4,047,660
Communications Equipment 5.8%
Ciena Corp.* 50,946 2,720,007
Cisco Systems, Inc. 50,946 2,271,173
F5 Networks, Inc.* 50,946 9,982,869
Juniper Networks, Inc. 50,946 1,244,101
Motorola Solutions, Inc. 50,946 8,536,002
Nokia OYJ, ADR-FI*(a) 50,946 232,314
Ubiquiti, Inc. 50,946 15,690,858
Viavi Solutions, Inc.* 50,946 787,116
41,464,440
Diversified Telecommunication Services 0.2%
AT&T, Inc. 50,946 1,458,584
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp., Class A 50,946 6,362,137
Corning, Inc. 50,946 1,827,433
FLIR Systems, Inc. 50,946 2,651,739
LG Display Co. Ltd.,
ADR-KR(a) 50,946 492,138
11,333,447
Energy Equipment & Services 0.4%
Halliburton Co. 50,946 898,178
NOV, Inc. 50,946 630,711
Schlumberger NV 50,946 1,131,511
2,660,400
Entertainment 0.6%
Activision Blizzard, Inc. 50,946 4,636,086
Health Care Equipment & Supplies 3.3%
Baxter International, Inc. 50,946 3,914,181
Boston Scientific Corp.* 50,946 1,805,526
Danaher Corp. 50,946 12,116,997
Medtronic plc 50,946 5,671,818
23,508,522
Health Care Technology 2.6%
Cerner Corp. 50,946 4,081,284
Veeva Systems, Inc., Class A* 50,946 14,083,512
18,164,796
Household Durables 1.7%
Garmin Ltd. 50,946 5,851,657
iRobot Corp.* 50,946 6,118,615
11,970,272
Common Stocks
Shares Value ($)
Industrial Conglomerates 1.4%
Honeywell International, Inc. 50,946 9,953,320
Interactive Media & Services 2.2%
Facebook, Inc., Class A* 50,946 13,160,880
Twitter, Inc.* 50,946 2,574,302
15,735,182
Internet & Direct Marketing Retail 2.9%
Alibaba Group Holding Ltd.,
ADR-CN* 50,946 12,931,623
eBay, Inc. 50,946 2,878,958
JD.com, Inc., ADR-CN* 50,946 4,518,401
20,328,982
IT Services 9.1%
Akamai Technologies, Inc.* 50,946 5,656,534
Amdocs Ltd. 50,946 3,597,807
Automatic Data Processing,
Inc. 50,946 8,412,204
DXC Technology Co. 50,946 1,436,677
International Business
Machines Corp. 50,946 6,068,178
LiveRamp Holdings, Inc.* 50,946 3,857,122
Mastercard , Inc., Class A 50,946 16,113,710
VeriSign, Inc.* 50,946 9,887,090
Visa, Inc., Class A 50,946 9,845,314
64,874,636
Life Sciences Tools & Services 7.6%
Agilent Technologies, Inc. 50,946 6,122,181
Illumina, Inc.* 50,946 21,725,412
Thermo Fisher Scientific, Inc. 50,946 25,967,176
53,814,769
Pharmaceuticals 1.6%
AstraZeneca plc, ADR-UK(a) 50,946 2,577,867
Bausch Health Cos., Inc.* 50,946 1,299,123
Bristol-Myers Squibb Co. 50,946 3,129,613
Novartis AG, ADR-CH 50,946 4,609,085
11,615,688
Semiconductors & Semiconductor Equipment 26.3%
Advanced Micro Devices, Inc.* 50,946 4,363,015
Analog Devices, Inc. 50,946 7,505,874
Applied Materials, Inc. 50,946 4,925,459
ASML Holding NV
(Registered), NYRS-NL 50,946 27,213,315
Broadcom, Inc. 50,946 22,951,173
FormFactor , Inc.* 50,946 2,082,163
Intel Corp. 50,946 2,828,013
KLA Corp. 50,946 14,268,446
Lam Research Corp. 50,946 24,655,317
Microchip Technology, Inc. 50,946 6,934,260
Micron Technology, Inc.* 50,946 3,987,543
NVIDIA Corp. 50,946 26,471,032
NXP Semiconductors NV 50,946 8,175,305
ON Semiconductor Corp.* 50,946 1,757,128
QUALCOMM, Inc. 50,946 7,961,841
Teradyne, Inc. 50,946 5,781,352
Texas Instruments, Inc. 50,946 8,441,243
Xilinx, Inc. 50,946 6,652,019
186,954,498

Nationwide NYSE Arca Tech 100 Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 111
Common Stocks
Shares Value ($)
Software 18.4%
Adobe, Inc.* 50,946 23,372,496
Check Point Software
Technologies Ltd.* 50,946 6,507,842
Citrix Systems, Inc. 50,946 6,791,611
InterDigital , Inc. 50,946 3,271,243
Intuit, Inc. 50,946 18,403,224
J2 Global, Inc.* 50,946 5,229,098
Microsoft Corp. 50,946 11,817,434
NortonLifeLock , Inc. 50,946 1,073,432
Open Text Corp. 50,946 2,281,871
Oracle Corp. 50,946 3,078,667
Progress Software Corp. 50,946 2,047,010
PTC, Inc.* 50,946 6,771,233
salesforce.com, Inc.* 50,946 11,491,380
SAP SE, ADR-DE 50,946 6,429,385
Synopsys, Inc.* 50,946 13,014,156
Teradata Corp.* 50,946 1,370,447
VMware, Inc., Class A*(a) 50,946 7,022,906
Xperi Holding Corp. 50,946 981,220
130,954,655
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc. 50,946 6,722,834
HP, Inc. 50,946 1,240,026
NetApp, Inc. 50,946 3,384,852
Seagate Technology plc 50,946 3,368,550
Western Digital Corp. 50,946 2,874,883
Xerox Holdings Corp. 50,946 1,071,394
18,662,539
Wireless Telecommunication Services 0.1%
Telephone and Data Systems,
Inc. 50,946 955,238
Total Common Stocks
(cost $201,517,211) 710,435,856
Short-Term Investments 1.6%
Shares Value ($)
Money Market Fund 1.5%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 10,777,017 10,777,017
U.S. Treasury Obligation 0.1%
U.S. Treasury Bills, 0.00%,
2/25/2021(d) 112,000 111,997
Total Short-Term Investment
(cost $10,889,007) 10,889,014
Total Investments
(cost $212,406,218) — 101.5% 721,324,870
Liabilities in excess of other assets — (1.5)% (10,397,810)
NET ASSETS — 100.0%
$ 710,927,060
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at January
31, 2021. The total value of securities on loan at January
31, 2021 was $10,223,448, which was collateralized by
cash used to purchase a money market fund with a value of
$10,777,017.
(b) Represents 7-day effective yield as of January 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2021 was $10,777,017.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
ADR American Depositary Receipt
CH Switzerland
CN China
DE Germany
FI Finland
KR South Korea
NL Netherlands
NYRS New York Registry Shares
UK United Kingdom
Futures contracts outstanding as of January 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 4 3/2021 USD 1,032,900 (45,059)
(45,059)
Currency:
USD United States Dollar

112 - Statement of Investments - January 31, 2021 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide NYSE Arca Tech 100 Index Fund - January 31, 2021 (Unaudited) - Statement of Investments - 113
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2021:
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 710,435,856 $ – $ – $ 710,435,856
Short-Term Investments   10,777,017 111,997 – 10,889,014
Total Assets $ 721,212,873 $ 111,997 $ – $ 721,324,870
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (45,059) $ – $ – $ (45,059)
Total Liabilities $ (45,059) $ – $ – $ (45,059)
Total $ 721,167,814 $ 111,997 $ – $ 721,279,811
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (45,059)
Total $ (45,059)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.